UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of May 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 27.6%
U.S. Treasury Bonds
8.75%, 8/15/2020	54,785	62,138
8.13%, 5/15/2021	14,932	17,280
8.00%, 11/15/2021	9,475	11,155
5.25%, 11/15/2028	583	708
5.00%, 5/15/2037	41,800	54,466
4.38%, 2/15/2038	3,250	3,951
4.50%, 5/15/2038	7,861	9,719
4.25%, 5/15/2039	38,050	45,754
4.50%, 8/15/2039	71,284	88,584
4.38%, 11/15/2039	76,320	93,441
4.38%, 5/15/2040	134,780	165,295
2.88%, 5/15/2043	249,860	244,082
3.63%, 8/15/2043	228,240	252,981
3.75%, 11/15/2043	373,400	422,234
3.63%, 2/15/2044	183,565	203,685
2.50%, 2/15/2045	58,600	53,070
2.88%, 8/15/2045	50,000	48,697
3.00%, 11/15/2045	25,000	24,934
3.00%, 2/15/2048	3,220	3,208
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	2,100	2,727
3.63%, 4/15/2028	9,066	17,749
2.50%, 1/15/2029	3,587	4,889
U.S. Treasury Inflation Indexed Notes
0.13%, 4/15/2019	10,000	10,603
1.38%, 1/15/2020	2,584	3,028
0.13%, 1/15/2022	22,231	24,118
U.S. Treasury Notes
1.25%, 10/31/2018	16,770	16,714
1.38%, 12/31/2018	16,278	16,206
3.13%, 5/15/2019	93,518	94,256
1.63%, 7/31/2019	8,000	7,937
0.75%, 8/15/2019	80,000	78,509
1.50%, 10/31/2019	50,000	49,398
1.00%, 11/30/2019	10,788	10,571
1.25%, 2/29/2020	18,500	18,134
1.38%, 5/31/2020	10,000	9,793
2.63%, 8/15/2020	175,991	176,582
2.13%, 8/31/2020	10,000	9,923
1.75%, 10/31/2020	5,000	4,912
2.63%, 11/15/2020	34,504	34,597
2.00%, 11/30/2020	2,500	2,469
3.63%, 2/15/2021	80,000	82,278
1.63%, 8/31/2022	100,000	95,863
1.75%, 1/31/2023	70,000	67,170
1.50%, 2/28/2023	210,000	199,008
1.75%, 5/15/2023	100,000	95,637
1.38%, 6/30/2023	40,000	37,495
1.38%, 8/31/2023	70,000	65,439
2.50%, 5/15/2024	2,000	1,972
2.13%, 9/30/2024	50,000	48,111
2.00%, 2/15/2025	200,000	190,336
2.13%, 5/15/2025	100,000	95,750
2.00%, 8/15/2025	90,000	85,279
2.25%, 11/15/2025	115,000	110,625
2.00%, 11/15/2026	10,273	9,618
U.S. Treasury STRIPS Bonds
5.06%, 8/15/2018 (a)	31,937	31,812
5.48%, 5/15/2019 (a)	52,499	51,413
4.33%, 8/15/2019 (a)	127,498	124,008
2.02%, 2/15/2020 (a)	52,512	50,431
4.07%, 5/15/2020 (a)	149,196	142,421
2.82%, 8/15/2020 (a)	265,487	251,387
2.19%, 2/15/2021 (a)	212,665	198,729
1.93%, 5/15/2021 (a)	123,537	114,545
2.85%, 8/15/2021 (a)	108,421	99,826
3.25%, 11/15/2021(a)	78,371	71,570
2.73%, 2/15/2022 (a)	204,956	185,942
2.48%, 5/15/2022 (a)	149,456	134,539
2.64%, 8/15/2022 (a)	105,800	94,546
2.73%, 11/15/2022 (a)	171,800	152,279
3.08%, 2/15/2023 (a)	254,322	223,596
2.89%, 5/15/2023 (a)	227,105	198,429
2.35%, 8/15/2023 (a)	152,910	132,558
2.24%, 11/15/2023 (a)	88,900	76,527
2.48%, 2/15/2024 (a)	59,076	50,454
3.30%, 5/15/2024 (a)	17,278	14,638
2.93%, 8/15/2024 (a)	51,591	43,426
4.35%, 11/15/2024 (a)	33,200	27,697
5.85%, 2/15/2025 (a)	6,601	5,459
2.02%, 8/15/2025 (a)	10,990	8,952
4.77%, 2/15/2026 (a)	6,700	5,376
4.77%, 5/15/2026 (a)	24,999	19,899
3.47%, 8/15/2026 (a)	7,608	6,003
3.52%, 11/15/2026 (a)	94,041	73,672
3.67%, 2/15/2027 (a)	135,684	105,415
6.60%, 5/15/2027 (a)	7,309	5,635
4.93%, 8/15/2027 (a)	45,886	35,073
3.67%, 11/15/2027 (a)	84,028	63,729
2.94%, 5/15/2028 (a)	54,049	40,369
3.18%, 8/15/2028 (a)	112,532	83,355
4.30%, 11/15/2028 (a)	46,760	34,378
3.71%, 2/15/2029 (a)	81,052	59,096
3.20%, 5/15/2029 (a)	14,870	10,765
3.62%, 8/15/2029 (a)	38,512	27,627
3.50%, 11/15/2029 (a)	59,956	42,754
5.63%, 2/15/2030 (a)	111,213	78,719
5.14%, 5/15/2030 (a)	44,636	31,360
4.18%, 8/15/2030 (a)	89,733	62,516
4.17%, 11/15/2030 (a)	57,436	39,712
4.30%, 2/15/2031 (a)	72,252	49,514
3.46%, 5/15/2031 (a)	93,350	63,520
3.81%, 8/15/2031 (a)	70,188	47,352
3.72%, 11/15/2031 (a)	98,421	65,930
3.29%, 2/15/2032 (a)	103,866	68,975
3.29%, 5/15/2032 (a)	246,297	162,347
3.04%, 8/15/2032 (a)	97,800	63,936
3.08%, 11/15/2032 (a)	222,788	144,567
3.61%, 2/15/2033 (a)	36,300	23,389
3.69%, 5/15/2033 (a)	108,105	69,076
5.12%, 8/15/2033 (a)	24,963	15,846
5.64%, 11/15/2033 (a)	33,709	21,234

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — continued
3.03%, 2/15/2034 (a)	121,891	76,190
3.90%, 5/15/2034 (a)	28,525	17,671
3.90%, 8/15/2034 (a)	25,155	15,490
3.54%, 11/15/2034 (a)	21,613	13,190
3.99%, 2/15/2035 (a)	25,906	15,727
3.43%, 5/15/2035 (a)	16,680	10,032
5.57%, 8/15/2035 (a)	1,525	912
6.69%, 5/15/2036 (a)	1,054	615
U.S. Treasury STRIPS Notes
1.72%, 5/15/2019 (a)	20,375	19,936
2.13%, 8/15/2019 (a)	12,106	11,772
1.58%, 11/15/2019 (a)	72,700	70,240
1.69%, 2/15/2020 (a)	149,370	143,336

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,121,102)		8,084,512

CORPORATE BONDS — 24.0%
Aerospace & Defense — 0.3%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	3,267	3,171
Airbus SE (France)
3.15%, 4/10/2027 (b)	4,909	4,732
3.95%, 4/10/2047 (b)	1,046	1,025
BAE Systems Holdings, Inc. (United Kingdom)
6.38%, 6/1/2019 (b)	2,107	2,177
3.80%, 10/7/2024 (b)	9,772	9,760
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (b)	4,778	5,541
Harris Corp.
3.83%, 4/27/2025	7,570	7,495
4.85%, 4/27/2035	1,918	1,992
Lockheed Martin Corp.
2.50%, 11/23/2020	897	886
3.10%, 1/15/2023	937	927
4.50%, 5/15/2036	10,790	11,257
4.07%, 12/15/2042	3,082	2,998
Northrop Grumman Corp.
3.20%, 2/1/2027	5,364	5,079
3.25%, 1/15/2028	1,700	1,605
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	1,794	2,400
Precision Castparts Corp. 3.25%, 6/15/2025	8,650	8,463
Rockwell Collins, Inc.
3.20%, 3/15/2024	2,992	2,889
4.35%, 4/15/2047	1,161	1,120
Textron, Inc. 3.65%, 3/15/2027	4,050	3,876
United Technologies Corp.
3.10%, 6/1/2022	4,552	4,502
6.70%, 8/1/2028	701	844
4.50%, 6/1/2042	6,022	5,915
4.15%, 5/15/2045	4,246	3,966

		92,620

Air Freight & Logistics — 0.0% (c)
FedEx Corp. 3.90%, 2/1/2035	2,465	2,338
United Parcel Service of America, Inc.
8.38%, 4/1/2020	2,107	2,312
8.37%, 4/1/2030 (d)	717	976

		5,626

Airlines — 0.0% (c)
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	2,246	2,256

Automobiles — 0.3%
BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (b)	5,568	5,216
Daimler Finance North America LLC (Germany)
2.38%, 8/1/2018 (b)	1,692	1,692
2.25%, 3/2/2020 (b)	2,089	2,062
2.00%, 7/6/2021 (b)	1,250	1,201
3.35%, 2/22/2023 (b)	5,000	4,939
3.30%, 5/19/2025 (b)	1,200	1,167
8.50%, 1/18/2031	470	668
Ford Motor Co. 7.45%, 7/16/2031	25,661	30,299
General Motors Co.
6.60%, 4/1/2036	15,217	16,923
5.15%, 4/1/2038	5,550	5,380
Hyundai Capital America
2.40%, 10/30/2018 (b)	3,299	3,291
2.00%, 7/1/2019 (b)	2,560	2,526
3.00%, 3/18/2021 (b)	7,600	7,463
Kia Motors Corp. (South Korea) 2.63%, 4/21/2021 (b)	904	881
Nissan Motor Acceptance Corp.
3.15%, 3/15/2021 (b)	4,080	4,064
1.90%, 9/14/2021 (b)	3,520	3,362

		91,134

Banks — 4.5%
ABN AMRO Bank NV (Netherlands)
2.50%, 10/30/2018 (b)	3,394	3,393
2.45%, 6/4/2020 (b)	9,759	9,619
4.75%, 7/28/2025 (b)	7,879	7,887
ANZ New Zealand Int’l Ltd. (New Zealand)
2.60%, 9/23/2019 (b)	16,050	15,997
2.85%, 8/6/2020 (b)	3,016	2,994
2.75%, 1/22/2021 (b)	3,435	3,389
3.45%, 1/21/2028(b)	2,000	1,917
Australia & New Zealand Banking Group Ltd. (Australia)
4.88%, 1/12/2021 (b)	2,571	2,674
4.40%, 5/19/2026 (b)	1,834	1,816

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
Banco Santander SA (Spain)
3.13%, 2/23/2023	5,000	4,764
4.38%, 4/12/2028	6,800	6,539
Bank of America Corp.
Series L, 2.65%, 4/1/2019	2,530	2,530
Series L, 2.25%, 4/21/2020	10,294	10,154
2.50%, 10/21/2022	6,212	5,954
3.30%, 1/11/2023	9,404	9,321
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (e)	6,248	6,162
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (e)	10,925	10,654
4.10%, 7/24/2023	530	542
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e)	20,618	20,012
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (e)	1,890	1,873
4.00%, 1/22/2025	18,371	18,172
Series L, 3.95%, 4/21/2025	8,782	8,625
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (e)	1,840	1,752
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (e)	5,215	5,038
4.45%, 3/3/2026	5,041	5,084
4.25%, 10/22/2026	6,055	6,048
3.25%, 10/21/2027	20,908	19,537
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	10,025	9,667
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (e)	27,187	25,635
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (e)	26,230	25,833
Bank of Montreal (Canada)
2.38%, 1/25/2019	6,305	6,297
2.35%, 9/11/2022	7,632	7,314
Bank of Nova Scotia (The) (Canada)
1.70%, 6/11/2018	13,000	12,998
2.05%, 6/5/2019	1,980	1,968
2.50%, 1/8/2021	8,455	8,328
1.88%, 9/20/2021 (b)	4,470	4,304
Banque Federative du Credit Mutuel SA (France) 2.00%, 4/12/2019 (b)	1,977	1,963
Barclays plc (United Kingdom) 3.68%, 1/10/2023	8,672	8,502
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (e)	4,000	3,990
3.65%, 3/16/2025	15,214	14,300
4.38%, 1/12/2026	10,993	10,692
5.20%, 5/12/2026	3,000	2,940
BB&T Corp.
6.85%, 4/30/2019	1,480	1,535
5.25%, 11/1/2019	2,466	2,545
2.63%, 6/29/2020	6,000	5,958
2.05%, 5/10/2021	2,200	2,130
BNP Paribas SA (France)
3.50%, 3/1/2023 (b)	3,000	2,945
3.38%, 1/9/2025 (b)	6,025	5,711
(USD Swap Semi 5 Year + 1.48%), 4.38%, 3/1/2033 (b)(e)	2,500	2,372
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (b)	4,300	4,125
2.65%, 11/3/2022 (b)	3,708	3,557
3.38%, 3/1/2023 (b)	4,500	4,434
Canadian Imperial Bank of Commerce (Canada)
1.60%, 9/6/2019	2,740	2,698
2.25%, 7/21/2020 (b)	12,882	12,693
2.70%, 2/2/2021	3,000	2,960
Capital One Bank USA NA 3.38%, 2/15/2023	22,474	21,936
Capital One NA
2.35%, 8/17/2018	5,909	5,907
2.40%, 9/5/2019	4,190	4,161
Citigroup, Inc.
2.15%, 7/30/2018	7,289	7,287
2.05%, 12/7/2018	7,940	7,922
2.40%, 2/18/2020	5,000	4,949
2.70%, 3/30/2021	8,395	8,254
2.35%, 8/2/2021	2,309	2,241
2.75%, 4/25/2022	12,240	11,888
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (e)	6,399	6,296
3.88%, 3/26/2025	3,077	2,990
4.40%, 6/10/2025	7,400	7,410
5.50%, 9/13/2025	4,296	4,591
3.70%, 1/12/2026	12,625	12,273
3.40%, 5/1/2026	6,100	5,801
4.30%, 11/20/2026	6,200	6,118
6.63%, 1/15/2028	3,363	3,944
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (e)	8,000	7,632
4.13%, 7/25/2028	1,491	1,440
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (e)	5,000	4,710
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (e)	3,330	3,078
8.13%, 7/15/2039	1,424	2,043
5.88%, 1/30/2042	1,842	2,170
5.30%, 5/6/2044	698	737
4.75%, 5/18/2046	6,570	6,394
Citizens Bank NA 3.70%, 3/29/2023	9,645	9,679
Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,590	1,543
Comerica, Inc.
2.13%, 5/23/2019	2,140	2,127
3.80%, 7/22/2026	1,148	1,113
Commonwealth Bank of Australia (Australia)
2.00%, 9/6/2021 (b)	4,035	3,877
3.45%, 3/16/2023 (b)	8,740	8,696
4.50%, 12/9/2025 (b)	4,920	4,891
3.90%, 3/16/2028 (b)	8,740	8,680

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
Cooperatieve Rabobank UA (Netherlands)
2.50%, 1/19/2021	5,500	5,406
3.88%, 2/8/2022	11,498	11,703
4.38%, 8/4/2025	7,438	7,320
5.80%, 9/30/2110 (b)	3,139	3,659
Credit Agricole SA (France)
3.75%, 4/24/2023 (b)	3,800	3,744
4.38%, 3/17/2025 (b)	4,405	4,302
4.13%, 1/10/2027 (b)	6,616	6,459
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
2.75%, 3/26/2020	1,764	1,750
3.80%, 6/9/2023	8,035	7,970
3.75%, 3/26/2025	5,499	5,307
Danske Bank A/S (Denmark)
2.00%, 9/8/2021 (b)	4,287	4,113
2.70%, 3/2/2022 (b)	4,254	4,145
Discover Bank
3.10%, 6/4/2020	2,185	2,176
4.20%, 8/8/2023	6,100	6,165
4.25%, 3/13/2026	8,109	7,982
Fifth Third Bancorp
2.88%, 7/27/2020	7,022	6,992
3.95%, 3/14/2028	6,740	6,685
Fifth Third Bank
2.38%, 4/25/2019	6,100	6,085
2.88%, 10/1/2021	2,846	2,815
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	8,968	9,303
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	20,855	20,233
4.00%, 3/30/2022	12,977	13,190
3.60%, 5/25/2023	12,403	12,348
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (e)	2,628	2,556
4.25%, 3/14/2024	6,038	6,068
4.25%, 8/18/2025	4,932	4,864
4.38%, 11/23/2026	3,162	3,118
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (e)	9,677	9,482
Huntington Bancshares, Inc.
3.15%, 3/14/2021	2,357	2,351
2.30%, 1/14/2022	10,169	9,790
Huntington National Bank (The)
2.00%, 6/30/2018	709	709
2.88%, 8/20/2020	6,583	6,561
Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	6,900	6,651
ING Groep NV (Netherlands) 3.95%, 3/29/2027	2,572	2,524
Intesa Sanpaolo SpA (Italy)
3.88%, 7/14/2027 (b)	6,217	5,447
3.88%, 1/12/2028 (b)	3,799	3,311
KeyBank NA 3.18%, 5/22/2022	4,225	4,183
KeyCorp
2.90%, 9/15/2020	2,136	2,128
5.10%, 3/24/2021	2,200	2,306
Lloyds Bank plc (United Kingdom) 2.40%, 3/17/2020	7,500	7,409
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (e)	6,788	6,483
4.45%, 5/8/2025	6,285	6,354
4.58%, 12/10/2025	4,700	4,621
3.75%, 1/11/2027	8,315	7,862
4.38%, 3/22/2028	6,745	6,650
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 3/1/2021	3,453	3,426
3.00%, 2/22/2022	2,713	2,670
2.53%, 9/13/2023	3,463	3,286
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.45%, 10/16/2019 (b)	10,300	10,226
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (b)	3,167	3,154
Mizuho Financial Group, Inc. (Japan)
2.63%, 4/12/2021 (b)	4,462	4,369
2.95%, 2/28/2022	1,449	1,418
4.02%, 3/5/2028	4,000	4,019
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	7,602	7,494
MUFG Bank Ltd. (Japan) 2.30%, 3/5/2020 (b)	1,000	985
MUFG Union Bank NA 2.25%, 5/6/2019	1,675	1,668
National Australia Bank Ltd. (Australia)
2.63%, 7/23/2020	4,000	3,962
2.50%, 1/12/2021	9,625	9,448
3.38%, 1/14/2026	4,017	3,894
Nordea Bank AB (Sweden)
4.88%, 1/27/2020 (b)	8,450	8,692
4.25%, 9/21/2022 (b)	6,408	6,564
PNC Bank NA 1.95%, 3/4/2019	2,855	2,843
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/2019	1,839	1,912
5.13%, 2/8/2020	7,391	7,665
4.38%, 8/11/2020	5,904	6,065
2.85%, 11/9/2022 (d)	5,000	4,885
3.90%, 4/29/2024	1,500	1,506
Regions Financial Corp.
3.20%, 2/8/2021	6,594	6,579
2.75%, 8/14/2022	1,970	1,908
Royal Bank of Canada (Canada)
2.20%, 7/27/2018	675	675
2.00%, 10/1/2018	7,733	7,721
2.00%, 12/10/2018	1,928	1,924
1.88%, 2/5/2020	8,000	7,882
4.65%, 1/27/2026	5,585	5,710

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
Royal Bank of Scotland Group plc (United Kingdom) 3.88%, 9/12/2023	6,150	6,003
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (e)	2,270	2,265
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	3,011	2,979
3.57%, 1/10/2023	6,200	6,049
4.75%, 9/15/2025 (b)	6,200	6,105
Santander UK plc (United Kingdom) 2.50%, 3/14/2019	6,414	6,404
Societe Generale SA (France)
2.50%, 4/8/2021 (b)	6,000	5,862
4.25%, 4/14/2025 (b)	5,280	5,105
SouthTrust Bank 7.69%, 5/15/2025	2,197	2,617
SpareBank 1 Boligkreditt A/S (Norway) 1.75%, 11/15/2019 (b)	10,603	10,444
Stadshypotek AB (Sweden) 1.88%, 10/2/2019 (b)	5,938	5,869
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (b)	5,291	5,456
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b)(e)	3,200	3,147
4.05%, 4/12/2026 (b)	8,631	8,371
(ICE LIBOR USD 3 Month + 1.97%), 4.87%, 3/15/2033 (b)(e)	2,000	1,941
Sumitomo Mitsui Banking Corp. (Japan) 2.45%, 1/16/2020	8,050	7,972
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.06%, 7/14/2021	4,262	4,099
2.44%, 10/19/2021	3,620	3,512
2.85%, 1/11/2022	8,755	8,578
2.78%, 10/18/2022	4,110	3,979
3.10%, 1/17/2023	9,971	9,779
2.63%, 7/14/2026	6,102	5,582
3.01%, 10/19/2026	2,517	2,357
SunTrust Banks, Inc.
2.90%, 3/3/2021	2,637	2,611
2.70%, 1/27/2022	3,062	2,992
4.00%, 5/1/2025	4,143	4,177
Swedbank AB (Sweden) 2.20%, 3/4/2020 (b)	4,360	4,301
Toronto-Dominion Bank (The) (Canada)
2.13%, 7/2/2019	1,501	1,493
2.25%, 11/5/2019	4,063	4,040
2.13%, 4/7/2021	1,501	1,461
1.80%, 7/13/2021	1,487	1,428
(USD Swap Semi 5 Year + 2.21%), 3.62%, 9/15/2031 (e)	5,021	4,800
UBS Group Funding Switzerland AG (Switzerland) 3.49%, 5/23/2023 (b)	7,735	7,615
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b)(e)	2,156	2,070
4.13%, 9/24/2025 (b)	2,500	2,489
4.13%, 4/15/2026 (b)	6,471	6,411
United Overseas Bank Ltd. (Singapore) 3.20%, 4/23/2021 (b)	5,275	5,268
US Bancorp
Series V, 2.63%, 1/24/2022	3,191	3,133
3.00%, 3/15/2022	3,289	3,270
7.50%, 6/1/2026	1,256	1,540
Series V, 2.38%, 7/22/2026	9,800	8,896
3.90%, 4/26/2028	5,680	5,762
US Bank NA 2.80%, 1/27/2025	6,833	6,503
Wells Fargo & Co.
3.50%, 3/8/2022	8,071	8,081
3.07%, 1/24/2023	27,889	27,148
3.30%, 9/9/2024	10,308	9,974
3.00%, 2/19/2025	6,811	6,426
3.00%, 4/22/2026	3,843	3,586
4.10%, 6/3/2026	5,921	5,825
4.30%, 7/22/2027	2,925	2,894
5.61%, 1/15/2044	2,755	3,017
4.65%, 11/4/2044	6,442	6,229
Wells Fargo Bank NA 2.60%, 1/15/2021	4,150	4,086
Westpac Banking Corp. (Australia)
4.88%, 11/19/2019	9,606	9,883
2.00%, 3/3/2020 (b)	6,405	6,309
2.50%, 6/28/2022	5,830	5,627
3.40%, 1/25/2028	7,700	7,411
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (e)	5,855	5,681

		1,304,361

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium)
3.30%, 2/1/2023	34,062	33,870
3.65%, 2/1/2026	20,014	19,653
4.70%, 2/1/2036	12,380	12,701
4.90%, 2/1/2046	8,194	8,506
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	8,680	8,648
4.38%, 4/15/2038	13,419	13,251
4.60%, 4/15/2048	5,425	5,407
4.44%, 10/6/2048	2,008	1,947
4.75%, 4/15/2058	9,288	9,214
Coca-Cola Femsa SAB de CV (Mexico) 3.88%, 11/26/2023	5,032	5,009

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Beverages — continued
Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	2,493	2,586
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	4,484	5,303
Dr Pepper Snapple Group, Inc. 3.43%, 6/15/2027 (b)	2,015	1,877
Maple Escrow Subsidiary, Inc.
4.42%, 5/25/2025 (b)	2,714	2,738
4.99%, 5/25/2038 (b)	3,920	3,964
PepsiCo, Inc.
4.45%, 4/14/2046	3,615	3,818
3.45%, 10/6/2046	3,150	2,825

		141,317

Biotechnology — 0.3%
AbbVie, Inc.
2.00%, 11/6/2018	7,526	7,507
2.85%, 5/14/2023	4,000	3,868
3.60%, 5/14/2025	3,776	3,679
4.50%, 5/14/2035	15,614	15,469
Amgen, Inc.
5.70%, 2/1/2019	1,771	1,804
3.63%, 5/15/2022	5,344	5,378
4.95%, 10/1/2041	4,336	4,482
4.66%, 6/15/2051	7,892	7,858
Baxalta, Inc.
3.60%, 6/23/2022	3,356	3,337
5.25%, 6/23/2045	1,096	1,145
Biogen, Inc. 5.20%, 9/15/2045	1,383	1,466
Celgene Corp.
3.25%, 8/15/2022	5,865	5,766
3.63%, 5/15/2024	6,875	6,737
3.45%, 11/15/2027	730	679
5.70%, 10/15/2040	4,195	4,564
4.35%, 11/15/2047	1,430	1,286
Gilead Sciences, Inc.
3.70%, 4/1/2024	5,713	5,751
3.50%, 2/1/2025	2,883	2,855
3.65%, 3/1/2026	3,850	3,808
4.60%, 9/1/2035	4,758	4,909
4.00%, 9/1/2036	1,725	1,656

		94,004

Building Products — 0.1%
Johnson Controls International plc
4.25%, 3/1/2021	2,991	3,067
3.75%, 12/1/2021	4,124	4,176
5.25%, 12/1/2041	6,278	6,715
5.13%, 9/14/2045	1,540	1,640
4.95%, 7/2/2064 (d)	3,676	3,613
Masco Corp. 6.50%, 8/15/2032	10,095	11,461

		30,672

Capital Markets — 2.4%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	8,146	7,603
Bank of New York Mellon Corp. (The)
2.20%, 3/4/2019	4,310	4,302
Series G, 2.20%, 5/15/2019	1,667	1,660
4.60%, 1/15/2020	3,363	3,458
2.60%, 8/17/2020	8,088	8,023
2.05%, 5/3/2021	2,020	1,964
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (e)	6,424	6,246
2.20%, 8/16/2023	3,110	2,938
3.25%, 9/11/2024	3,800	3,729
2.80%, 5/4/2026	1,043	979
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	4,190	4,331
4.25%, 5/24/2021	4,145	4,294
3.50%, 3/18/2024	3,515	3,544
Blackstone Holdings Finance Co. LLC
5.88%, 3/15/2021 (b)	12,555	13,421
4.45%, 7/15/2045 (b)	3,107	3,026
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,491
4.70%, 9/20/2047	5,253	5,077
Carlyle Promissory Note 4.35%, 7/15/2019 ‡	930	924
CDP Financial, Inc. (Canada) 4.40%, 11/25/2019 (b)	2,690	2,760
Charles Schwab Corp. (The)
3.23%, 9/1/2022	1,435	1,427
3.20%, 3/2/2027	5,710	5,498
3.20%, 1/25/2028	1,270	1,215
CME Group, Inc.
3.00%, 9/15/2022	9,865	9,767
3.00%, 3/15/2025	5,537	5,378
5.30%, 9/15/2043	1,004	1,193
Credit Suisse AG (Switzerland)
2.30%, 5/28/2019	3,733	3,717
3.00%, 10/29/2021	1,626	1,610
3.63%, 9/9/2024	2,700	2,676
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (b)	10,753	10,593
4.28%, 1/9/2028 (b)	9,016	8,789
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (b)(e)	2,991	2,814
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (b)	5,276	5,188
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	13,886	13,762
3.30%, 11/16/2022	6,440	6,122
4.50%, 4/1/2025	3,400	3,047
FMR LLC 6.45%, 11/15/2039 (b)	2,242	2,887
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	14,150	14,705
2.75%, 9/15/2020	7,026	6,959
2.35%, 11/15/2021	33,026	31,851
3.00%, 4/26/2022	12,883	12,647
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (e)	9,392	9,160
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (e)	16,250	15,737

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Capital Markets — continued
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (e)	11,501	11,120
3.50%, 1/23/2025	5,018	4,854
3.75%, 5/22/2025	22,195	21,703
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (e)	13,398	12,796
4.25%, 10/21/2025	10,573	10,472
3.50%, 11/16/2026	15,775	14,959
3.85%, 1/26/2027	18,677	18,086
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (e)	13,876	13,186
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (e)	13,000	12,819
6.75%, 10/1/2037	1,435	1,721
ING Bank NV (Netherlands)
2.00%, 11/26/2018 (b)	4,678	4,663
1.65%, 8/15/2019 (b)	6,000	5,921
2.50%, 10/1/2019 (b)	4,910	4,876
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	2,108	2,108
4.00%, 10/15/2023	5,021	5,142
Invesco Finance plc
4.00%, 1/30/2024	3,914	3,998
3.75%, 1/15/2026	2,510	2,504
Jefferies Group LLC
6.88%, 4/15/2021	8,295	8,992
4.85%, 1/15/2027	1,184	1,171
6.45%, 6/8/2027	5,022	5,535
Macquarie Bank Ltd. (Australia)
2.60%, 6/24/2019 (b)	7,499	7,487
2.85%, 7/29/2020 (b)	6,300	6,244
4.00%, 7/29/2025 (b)	6,300	6,260
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (b)	12,655	13,174
6.25%, 1/14/2021 (b)	9,649	10,267
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b)(e)	3,740	3,463
(ICE LIBOR USD 3 Month + 1.73%), 4.65%, 3/27/2029 (b)(e)	8,360	8,296
Morgan Stanley
7.30%, 5/13/2019	7,533	7,842
5.63%, 9/23/2019	12,752	13,201
2.65%, 1/27/2020	4,100	4,075
5.50%, 7/24/2020	3,130	3,281
5.75%, 1/25/2021	6,509	6,911
2.50%, 4/21/2021	7,500	7,339
5.50%, 7/28/2021	4,701	4,995
2.75%, 5/19/2022	2,000	1,948
3.13%, 1/23/2023	10,000	9,775
3.75%, 2/25/2023	13,243	13,287
4.10%, 5/22/2023	9,880	10,021
3.70%, 10/23/2024	7,335	7,279
4.00%, 7/23/2025	21,227	21,304
5.00%, 11/24/2025	9,322	9,727
3.88%, 1/27/2026	10,005	9,891
3.13%, 7/27/2026	2,254	2,111
4.35%, 9/8/2026	1,640	1,631
3.63%, 1/20/2027	5,370	5,182
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (e)	13,333	12,711
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (e)	19,555	18,896
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	2,610	2,761
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (e)	2,762	2,615
State Street Corp.
3.10%, 5/15/2023	3,191	3,151
3.70%, 11/20/2023	5,771	5,884
3.55%, 8/18/2025	17,629	17,554
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	2,279	2,253
Thomson Reuters Corp. (Canada)
4.70%, 10/15/2019	1,928	1,969
3.85%, 9/29/2024	3,119	3,086
4.50%, 5/23/2043	2,716	2,568
UBS AG (Switzerland) 2.38%, 8/14/2019	6,665	6,632

		700,209

Chemicals — 0.4%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (b)	4,179	3,936
Albemarle Corp. 5.45%, 12/1/2044	3,800	4,036
Chevron Phillips Chemical Co. LLC
3.40%, 12/1/2026 (b)	4,530	4,425
3.70%, 6/1/2028 (b)	8,300	8,249
Dow Chemical Co. (The)
3.00%, 11/15/2022	7,954	7,785
4.25%, 10/1/2034	1,206	1,173
Ecolab, Inc.
3.25%, 1/14/2023	3,636	3,616
3.25%, 12/1/2027	2,348	2,260
5.50%, 12/8/2041	122	145
EI du Pont de Nemours & Co.
5.60%, 12/15/2036	1,345	1,554
4.90%, 1/15/2041	1,396	1,476
Monsanto Co. 4.70%, 7/15/2064	2,459	2,240
Mosaic Co. (The)
5.45%, 11/15/2033	5,054	5,146
4.88%, 11/15/2041	449	416
5.63%, 11/15/2043	14,871	15,111
Nutrien Ltd. (Canada)
6.50%, 5/15/2019	3,408	3,508
3.38%, 3/15/2025	3,196	3,040
3.00%, 4/1/2025	2,326	2,160
4.13%, 3/15/2035	6,522	6,125
5.25%, 1/15/2045	4,962	5,267
Praxair, Inc. 2.65%, 2/5/2025	2,612	2,493
Sherwin-Williams Co.(The) 3.13%, 6/1/2024	2,788	2,682

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Chemicals — continued
Union Carbide Corp.
7.50%, 6/1/2025	5,426	6,424
7.75%, 10/1/2096	5,919	7,446
Westlake Chemical Corp. 4.38%, 11/15/2047	2,758	2,588

		103,301

Commercial Services & Supplies — 0.0% (c)
Republic Services, Inc.
3.55%, 6/1/2022	4,309	4,334
2.90%, 7/1/2026	2,099	1,947

		6,281

Communications Equipment — 0.1%
Cisco Systems, Inc.
3.00%, 6/15/2022	6,539	6,525
3.63%, 3/4/2024	4,500	4,573
5.90%, 2/15/2039	4,475	5,638
5.50%, 1/15/2040	4,179	5,073

		21,809

Construction & Engineering — 0.0% (c)
Fluor Corp. 3.38%, 9/15/2021	4,910	4,923
Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (b)	1,777	1,550

		6,473

Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	2,811	2,767
5.13%, 5/18/2045 (b)	6,052	6,250
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	5,404

		14,421

Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	3,849	3,727
3.50%, 1/15/2025	3,800	3,586
American Express Co. 3.40%, 2/27/2023	4,100	4,075
American Express Credit Corp.
1.80%, 7/31/2018	7,553	7,545
1.88%, 11/5/2018	7,225	7,207
2.38%, 5/26/2020	7,590	7,498
2.25%, 5/5/2021	6,701	6,539
2.70%, 3/3/2022	4,250	4,166
American Honda Finance Corp.
7.63%, 10/1/2018 (b)	1,335	1,358
2.25%, 8/15/2019	598	595
2.90%, 2/16/2024	5,285	5,157
2.30%, 9/9/2026	1,185	1,080
Capital One Financial Corp.
3.75%, 4/24/2024	5,797	5,726
3.20%, 2/5/2025	6,093	5,745
4.20%, 10/29/2025	7,925	7,763
3.75%, 7/28/2026	7,424	6,943
Caterpillar Financial Services Corp.
7.15%, 2/15/2019	538	555
1.93%, 10/1/2021	3,879	3,737
2.85%, 6/1/2022	3,873	3,830
3.25%, 12/1/2024	2,070	2,042
2.40%, 8/9/2026	5,040	4,616
Ford Motor Credit Co. LLC
2.24%, 6/15/2018	6,244	6,239
3.34%, 3/18/2021	6,991	6,944
5.88%, 8/2/2021	570	607
3.34%, 3/28/2022	3,211	3,161
3.81%, 1/9/2024	13,388	13,085
4.13%, 8/4/2025	7,923	7,775
3.82%, 11/2/2027	7,000	6,580
General Motors Financial Co., Inc.
3.45%, 1/14/2022	2,097	2,080
3.45%, 4/10/2022	7,227	7,149
3.70%, 5/9/2023	8,201	8,099
3.95%, 4/13/2024	12,220	12,064
3.50%, 11/7/2024	7,535	7,206
4.00%, 1/15/2025	7,665	7,518
4.35%, 4/9/2025	9,605	9,557
4.30%, 7/13/2025	5,275	5,222
4.35%, 1/17/2027	4,447	4,362
Hyundai Capital Services, Inc. (South Korea) 3.75%, 3/5/2023 (b)	2,000	1,965
John Deere Capital Corp.
1.70%, 1/15/2020	1,073	1,052
Series 0014, 2.45%, 9/11/2020	2,915	2,887
3.15%, 10/15/2021	2,234	2,243
2.70%, 1/6/2023	5,382	5,256
2.80%, 1/27/2023	3,237	3,172
2.80%, 3/6/2023	6,356	6,221
PACCAR Financial Corp. 1.30%, 5/10/2019	2,175	2,150
Synchrony Financial 3.70%, 8/4/2026	14,832	13,670
Toyota Motor Credit Corp. 1.90%, 4/8/2021	2,179	2,117

		241,871

Containers & Packaging — 0.1%
International Paper Co.
3.00%, 2/15/2027	5,111	4,644
5.00%, 9/15/2035	1,670	1,728
8.70%, 6/15/2038	2,650	3,778
7.30%, 11/15/2039	3,945	5,057
WestRock Co.
3.00%, 9/15/2024 (b)	920	875
3.75%, 3/15/2025 (b)	7,570	7,464

		23,546

Diversified Consumer Services — 0.0% (c)
President & Fellows of Harvard College 3.30%, 7/15/2056	8,351	7,546

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc.
3.75%, 8/15/2021	5,254	5,383
3.00%, 2/11/2023	2,326	2,317

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Diversified Financial Services — continued
CK Hutchison International Ltd. (Hong Kong)
1.88%, 10/3/2021 (b)	4,160	3,965
2.75%, 10/3/2026 (b)	6,500	5,936
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	44,099	43,155
3.37%, 11/15/2025	4,815	4,624
4.42%, 11/15/2035	44,907	43,011
GTP Acquisition Partners I LLC
2.35%, 6/15/2020 (b)	10,258	10,072
3.48%, 6/16/2025 (b)	11,667	11,511
Hutchison Whampoa International 12 II Ltd. (Hong Kong)
3.25%, 11/8/2022 (b)	3,907	3,856
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
2.65%, 9/19/2022 (b)	4,255	4,081
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/1/2018	1,933	1,994
2.95%, 2/7/2024	2,585	2,518
3.40%, 2/7/2028	12,000	11,713
Nationwide Building Society (United Kingdom)
6.25%, 2/25/2020 (b)	2,950	3,094
4.00%, 9/14/2026 (b)	7,480	6,977
(ICE LIBOR USD 3 Month + 1.45%), 4.30%, 3/8/2029 (b)(e)	5,488	5,317
ORIX Corp. (Japan)
2.90%, 7/18/2022	3,775	3,671
3.70%, 7/18/2027	4,000	3,874
Private Export Funding Corp.
Series Z, 4.38%, 3/15/2019	8,428	8,552
Series EE, 2.80%, 5/15/2022	10,700	10,687
Series KK, 3.55%, 1/15/2024	12,505	12,876
Protective Life Global Funding 2.00%, 9/14/2021 (b)	9,040	8,678
Shell International Finance BV (Netherlands)
2.13%, 5/11/2020	8,042	7,948
4.13%, 5/11/2035	12,770	12,983
Siemens Financieringsmaatschappij NV (Germany)
2.90%, 5/27/2022 (b)	4,371	4,310
3.13%, 3/16/2024 (b)	3,440	3,371
2.35%, 10/15/2026 (b)	6,000	5,403
4.40%, 5/27/2045 (b)	3,421	3,577
3.30%, 9/15/2046 (b)	3,050	2,661
Voya Financial, Inc.
3.13%, 7/15/2024	1,150	1,092
3.65%, 6/15/2026	4,230	4,054

		263,261

Diversified Telecommunication Services — 1.0%
AT&T, Inc.
3.95%, 1/15/2025	7,298	7,189
3.40%, 5/15/2025	21,890	20,851
4.13%, 2/17/2026	6,161	6,087
4.30%, 2/15/2030 (b)	38,426	36,966
4.50%, 5/15/2035	5,845	5,514
5.25%, 3/1/2037	3,500	3,556
4.90%, 8/15/2037 (b)	12,239	11,922
6.00%, 8/15/2040	11,179	12,006
5.35%, 9/1/2040	12,806	12,960
6.38%, 3/1/2041	2,861	3,217
4.30%, 12/15/2042	3,861	3,390
4.35%, 6/15/2045	4,439	3,849
5.15%, 11/15/2046 (b)	23,709	23,032
British Telecommunications plc (United Kingdom)
2.35%, 2/14/2019	2,203	2,195
9.12%, 12/15/2030	879	1,244
Centel Capital Corp. 9.00%, 10/15/2019	4,036	4,313
Deutsche Telekom International Finance BV (Germany)
6.00%, 7/8/2019	1,816	1,878
2.82%, 1/19/2022 (b)	1,100	1,073
3.60%, 1/19/2027 (b)	4,724	4,534
4.88%, 3/6/2042 (b)	2,087	2,162
Qwest Corp.
6.75%, 12/1/2021	7,308	7,851
Telefonica Emisiones SAU (Spain)
5.13%, 4/27/2020	4,358	4,522
5.46%, 2/16/2021	2,025	2,134
4.10%, 3/8/2027	2,784	2,718
4.67%, 3/6/2038	5,130	4,899
Verizon Communications, Inc.
3.45%, 3/15/2021	4,647	4,692
3.50%, 11/1/2021	6,192	6,228
4.15%, 3/15/2024	11,683	11,903
3.38%, 2/15/2025	13,346	12,844
4.13%, 3/16/2027	6,080	6,083
4.50%, 8/10/2033	12,088	11,846
4.40%, 11/1/2034	27,768	26,584
4.27%, 1/15/2036	3,373	3,137
5.25%, 3/16/2037	2,773	2,879
4.81%, 3/15/2039	15,808	15,418
5.01%, 8/21/2054	3,895	3,713

		295,389

Electric Utilities — 1.4%
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,391
6.00%, 3/1/2039	769	954
4.10%, 1/15/2042	923	916
3.75%, 3/1/2045	721	688
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	4,836
Arizona Public Service Co.
2.20%, 1/15/2020	748	741
5.05%, 9/1/2041	3,036	3,402
Baltimore Gas & Electric Co.
2.80%, 8/15/2022	4,419	4,323
3.50%, 8/15/2046	3,755	3,369
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	5,049	4,998

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Electric Utilities — continued
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	10,625	10,173
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	3,705
5.95%, 12/15/2036	840	1,008
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (b)	4,791	4,857
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	3,373
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	4,147	4,172
DTE Electric Co. 2.65%, 6/15/2022	1,687	1,641
Duke Energy Carolinas LLC
4.30%, 6/15/2020	1,786	1,834
6.00%, 1/15/2038	1,397	1,779
6.05%, 4/15/2038	403	507
4.25%, 12/15/2041	1,228	1,271
Duke Energy Corp.
3.55%, 9/15/2021	2,660	2,681
2.65%, 9/1/2026	1,382	1,255
Duke Energy Florida LLC
5.65%, 6/15/2018	1,009	1,010
6.40%, 6/15/2038	225	296
Duke Energy Indiana LLC
3.75%, 7/15/2020	3,462	3,519
6.35%, 8/15/2038	2,780	3,611
3.75%, 5/15/2046	4,500	4,269
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	3,100
Duke Energy Progress LLC
5.30%, 1/15/2019	1,794	1,822
3.00%, 9/15/2021	3,230	3,229
2.80%, 5/15/2022	2,911	2,877
3.25%, 8/15/2025	2,985	2,924
4.10%, 5/15/2042	1,886	1,917
4.10%, 3/15/2043	1,569	1,583
4.15%, 12/1/2044	2,258	2,284
3.70%, 10/15/2046	1,616	1,519
Edison International 4.13%, 3/15/2028	2,670	2,653
Electricite de France SA (France)
2.15%, 1/22/2019 (b)	3,961	3,946
6.00%, 1/22/2114 (b)	6,600	6,852
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (b)	4,590	4,191
3.50%, 4/6/2028 (b)	4,500	4,043
6.00%, 10/7/2039 (b)	897	984
Entergy Arkansas, Inc. 3.50%, 4/1/2026	2,631	2,606
Entergy Corp. 2.95%, 9/1/2026	2,469	2,266
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,536
3.25%, 4/1/2028	1,551	1,490
3.05%, 6/1/2031	4,606	4,264
4.00%, 3/15/2033	3,430	3,467
Entergy Mississippi, Inc. 2.85%, 6/1/2028	3,688	3,407
Exelon Corp.
3.50%, 6/1/2022	5,000	4,953
3.40%, 4/15/2026	1,177	1,126
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	2,015	2,091
Florida Power & Light Co.
5.63%, 4/1/2034	493	586
5.95%, 2/1/2038	897	1,146
3.95%, 3/1/2048	4,000	3,999
Fortis, Inc. (Canada)
2.10%, 10/4/2021	445	425
3.06%, 10/4/2026	20,000	18,348
Great Plains Energy, Inc. 4.85%, 6/1/2021	4,351	4,487
Hydro-Quebec (Canada)
9.40%, 2/1/2021	1,614	1,873
Series HY, 8.40%, 1/15/2022	7,174	8,347
8.05%, 7/7/2024	2,642	3,290
Indiana Michigan Power Co.
7.00%, 3/15/2019	973	1,003
Series J, 3.20%, 3/15/2023	8,609	8,482
ITC Holdings Corp. 2.70%, 11/15/2022 (b)	900	873
Jersey Central Power & Light Co.
7.35%, 2/1/2019	269	276
6.15%, 6/1/2037	1,740	2,081
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,868	4,013
Kansas City Power & Light Co.
3.15%, 3/15/2023	3,255	3,194
5.30%, 10/1/2041	8,968	10,033
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (b)	2,906	2,874
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	2,759	2,709
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	4,814
MidAmerican Energy Co. 3.10%, 5/1/2027	464	444
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	4,530	4,565
Nevada Power Co.
6.50%, 8/1/2018	2,018	2,031
7.13%, 3/15/2019	1,637	1,691
Series N, 6.65%, 4/1/2036	700	918
5.38%, 9/15/2040	1,287	1,489
5.45%, 5/15/2041	3,354	3,975
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	2,875

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Electric Utilities — continued
NextEra Energy Capital Holdings, Inc.
2.40%, 9/15/2019	2,651	2,635
3.55%, 5/1/2027	2,239	2,154
Niagara Mohawk Power Corp.
4.88%, 8/15/2019 (b)	1,457	1,490
3.51%, 10/1/2024 (b)	3,051	3,055
Northern States Power Co. 6.25%, 6/1/2036	2,242	2,904
Ohio Edison Co. 6.88%, 7/15/2036	780	1,034
Ohio Power Co. Series M, 5.38%, 10/1/2021	560	599
Oncor Electric Delivery Co. LLC
6.80%, 9/1/2018	5,515	5,572
7.00%, 9/1/2022	1,076	1,229
Pacific Gas & Electric Co.
3.25%, 9/15/2021	1,265	1,256
2.45%, 8/15/2022	5,047	4,832
3.25%, 6/15/2023	1,794	1,753
3.50%, 6/15/2025	5,781	5,576
2.95%, 3/1/2026	3,349	3,069
6.05%, 3/1/2034	399	462
4.50%, 12/15/2041	6,511	6,159
4.45%, 4/15/2042	1,681	1,633
4.60%, 6/15/2043	650	641
PacifiCorp
5.65%, 7/15/2018	2,556	2,565
5.50%, 1/15/2019	224	228
2.95%, 2/1/2022	897	891
3.60%, 4/1/2024	2,765	2,801
PECO Energy Co. 2.38%, 9/15/2022	5,022	4,860
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	1,570	1,471
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,345
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,568
PPL Capital Funding, Inc. 4.00%, 9/15/2047	2,148	2,008
PPL Electric Utilities Corp. 2.50%, 9/1/2022	1,543	1,491
Progress Energy, Inc.
4.40%, 1/15/2021	3,388	3,468
3.15%, 4/1/2022	3,380	3,340
7.75%, 3/1/2031	1,327	1,778
7.00%, 10/30/2031	2,600	3,309
Public Service Co. of Colorado
5.80%, 8/1/2018	247	248
3.20%, 11/15/2020	1,040	1,046
3.55%, 6/15/2046	1,175	1,061
Public Service Co. of Oklahoma
5.15%, 12/1/2019	1,242	1,280
4.40%, 2/1/2021	1,761	1,814
Series G, 6.63%, 11/15/2037	3,901	5,016
Public Service Electric & Gas Co.
Series I, 1.80%, 6/1/2019	740	733
3.00%, 5/15/2025	6,334	6,132
5.38%, 11/1/2039	1,021	1,199
South Carolina Electric & Gas Co. 6.05%, 1/15/2038	400	460
Southern California Edison Co.
5.50%, 8/15/2018	1,256	1,263
3.88%, 6/1/2021	886	905
1.85%, 2/1/2022	1,402	1,378
Series C, 3.50%, 10/1/2023	2,854	2,867
Series B, 3.65%, 3/1/2028	4,300	4,277
6.00%, 1/15/2034	895	1,084
Series 08-A, 5.95%, 2/1/2038	578	707
6.05%, 3/15/2039	2,197	2,769
3.90%, 12/1/2041	3,408	3,305
Southern Co. (The) 3.25%, 7/1/2026	3,108	2,928
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,856
State Grid Overseas Investment Ltd. (China) 3.75%, 5/2/2023 (b)	2,000	2,006
Three Gorges Finance I Cayman Islands Ltd. (China) 3.15%, 6/2/2026 (b)	2,482	2,327
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	7,123
Union Electric Co.
2.95%, 6/15/2027	2,862	2,718
4.00%, 4/1/2048	1,600	1,582
Virginia Electric & Power Co.
2.95%, 1/15/2022	696	687
3.45%, 2/15/2024	1,280	1,277
Series A, 3.80%, 4/1/2028	4,865	4,854
Series A, 6.00%, 5/15/2037	2,100	2,582
Wisconsin Electric Power Co. 2.95%, 9/15/2021	234	233
Xcel Energy, Inc.
4.70%, 5/15/2020	539	552
3.30%, 6/1/2025	3,656	3,556
6.50%, 7/1/2036	5,557	7,171
4.80%, 9/15/2041	829	900

		413,622

Electrical Equipment — 0.0% (c)
ABB Finance USA, Inc. (Switzerland)
2.88%, 5/8/2022	2,092	2,069
3.80%, 4/3/2028	5,815	5,876
4.38%, 5/8/2042	928	944
Eaton Corp.
7.63%, 4/1/2024	1,794	2,110
4.00%, 11/2/2032	1,247	1,235

		12,234

Electronic Equipment, Instruments & Components — 0.0% (c)
Arrow Electronics, Inc.
4.50%, 3/1/2023	1,595	1,615
3.25%, 9/8/2024	3,162	2,970
3.88%, 1/12/2028	3,541	3,363

		7,948

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	3,910	4,223
Halliburton Co.
3.50%, 8/1/2023	2,882	2,885
4.85%, 11/15/2035	3,583	3,769
7.45%, 9/15/2039	4,529	6,147
7.60%, 8/15/2096 (b)	2,242	3,039
Nabors Industries, Inc. 4.63%, 9/15/2021	1,065	1,044
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (b)	6,120	6,129
4.00%, 12/21/2025 (b)	740	742
Schlumberger Investment SA 3.30%, 9/14/2021 (b)	2,931	2,949

		30,927

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.
5.90%, 11/1/2021	260	280
3.50%, 1/31/2023	5,919	5,862
5.00%, 2/15/2024	4,305	4,500
3.38%, 10/15/2026	4,378	4,064
American Tower Trust #1 3.07%, 3/15/2023 (b)	6,220	6,127
AvalonBay Communities, Inc.
2.85%, 3/15/2023	8,971	8,728
3.90%, 10/15/2046	1,074	998
Boston Properties LP
3.13%, 9/1/2023	3,155	3,077
3.20%, 1/15/2025	4,331	4,131
3.65%, 2/1/2026	3,157	3,061
2.75%, 10/1/2026	3,702	3,335
Brixmor Operating Partnership LP
3.65%, 6/15/2024	2,740	2,651
3.85%, 2/1/2025	5,585	5,418
Crown Castle International Corp.
4.88%, 4/15/2022	5,203	5,397
5.25%, 1/15/2023	2,900	3,051
4.00%, 3/1/2027	2,066	1,993
DDR Corp. 4.70%, 6/1/2027	2,361	2,379
Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,376
Duke Realty LP 3.25%, 6/30/2026	1,814	1,704
EPR Properties
5.25%, 7/15/2023	725	750
4.50%, 6/1/2027	4,787	4,579
4.95%, 4/15/2028	4,815	4,678
Equity Commonwealth 5.88%, 9/15/2020	8,592	8,914
ERP Operating LP
4.63%, 12/15/2021	2,255	2,345
3.00%, 4/15/2023	7,000	6,855
2.85%, 11/1/2026	3,210	2,990
3.50%, 3/1/2028	2,815	2,718
Essex Portfolio LP 4.50%, 3/15/2048	4,207	4,106
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	7,843	7,341
Goodman US Finance Four LLC (Australia) 4.50%, 10/15/2037 (b)	1,311	1,296
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	4,902
Government Properties Income Trust
3.75%, 8/15/2019	32,529	32,614
4.00%, 7/15/2022	7,083	7,043
HCP, Inc.
4.20%, 3/1/2024	1,349	1,352
3.88%, 8/15/2024	14,719	14,486
3.40%, 2/1/2025	2,651	2,517
Kimco Realty Corp. 3.80%, 4/1/2027	7,000	6,680
Liberty Property LP 3.25%, 10/1/2026	2,330	2,178
National Retail Properties, Inc.
4.00%, 11/15/2025	5,043	4,966
3.60%, 12/15/2026	5,527	5,252
Prologis LP 3.75%, 11/1/2025	2,653	2,648
Realty Income Corp.
3.88%, 4/15/2025	6,245	6,160
3.00%, 1/15/2027	5,243	4,802
4.65%, 3/15/2047	3,757	3,798
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	9,910	9,614
Select Income 3.60%, 2/1/2020	15,925	15,867
Senior Housing Properties Trust
3.25%, 5/1/2019	6,655	6,660
6.75%, 4/15/2020	5,200	5,415
4.75%, 2/15/2028	7,060	6,835
Simon Property Group LP
4.38%, 3/1/2021	3,138	3,232
4.13%, 12/1/2021	3,838	3,938
3.75%, 2/1/2024	2,090	2,098
3.38%, 10/1/2024	3,410	3,335
UDR, Inc. 2.95%, 9/1/2026	3,081	2,835
Ventas Realty LP
3.75%, 5/1/2024	4,032	3,986
3.50%, 2/1/2025	1,929	1,855
4.13%, 1/15/2026	2,746	2,720
3.85%, 4/1/2027	4,308	4,145
VEREIT Operating Partnership LP
4.60%, 2/6/2024	11,595	11,603
4.88%, 6/1/2026	2,000	1,991
Vornado Realty LP 3.50%, 1/15/2025	4,810	4,633
Welltower, Inc.
3.75%, 3/15/2023	650	646
4.50%, 1/15/2024	4,002	4,077
4.00%, 6/1/2025	7,824	7,672
4.25%, 4/15/2028	5,000	4,890
WP Carey, Inc. 4.60%, 4/1/2024	2,000	2,030

		325,179

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Food & Staples Retailing — 0.2%
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	5,792	6,766
4.70%, 1/10/2036 (b)	9,908	9,766
Kroger Co. (The)
6.15%, 1/15/2020	1,794	1,882
4.00%, 2/1/2024	2,093	2,103
7.50%, 4/1/2031	11,049	13,853
6.90%, 4/15/2038	12,466	15,320
5.40%, 7/15/2040	829	861
Sysco Corp.
3.55%, 3/15/2025	3,795	3,733
3.75%, 10/1/2025	1,861	1,850
4.45%, 3/15/2048	2,300	2,219
Walgreen Co. 4.40%, 9/15/2042	3,435	3,180
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	3,000	2,980
4.50%, 11/18/2034	2,517	2,440

		66,953

Food Products — 0.3%
Bunge Ltd. Finance Corp.
3.50%, 11/24/2020	1,281	1,282
3.25%, 8/15/2026	2,551	2,343
3.75%, 9/25/2027	4,460	4,230
Campbell Soup Co. 3.95%, 3/15/2025	9,330	9,048
Cargill, Inc.
3.30%, 3/1/2022 (b)	6,950	6,973
3.25%, 3/1/2023 (b)	1,990	1,983
General Mills, Inc.
4.00%, 4/17/2025	6,475	6,450
4.20%, 4/17/2028	4,430	4,372
4.55%, 4/17/2038	1,970	1,917
Kellogg Co. 3.40%, 11/15/2027	5,245	4,897
Kraft Heinz Foods Co.
6.13%, 8/23/2018	4,612	4,650
5.38%, 2/10/2020	1,215	1,264
5.00%, 7/15/2035	2,270	2,264
6.88%, 1/26/2039	6,095	7,205
5.00%, 6/4/2042	4,392	4,247
McCormick & Co., Inc.
3.15%, 8/15/2024	2,094	2,018
3.40%, 8/15/2027	1,685	1,599
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	993	1,016
4.60%, 6/1/2044	955	992
Tyson Foods, Inc.
3.95%, 8/15/2024	4,951	4,970
4.88%, 8/15/2034	7,255	7,460
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	4,100	4,094

		85,274

Gas Utilities — 0.1%
Atmos Energy Corp.
8.50%, 3/15/2019	619	647
4.15%, 1/15/2043	7,215	7,228
4.13%, 10/15/2044	1,750	1,764
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	2,299
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	6,500	6,565
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	1,372	1,408
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	2,214	2,189
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	3,947
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	4,862	4,622
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	2,103	2,719
4.80%, 3/15/2047 (b)	2,649	2,672
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	3,376

		39,436

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 3.88%, 9/15/2025	5,609	5,611
Becton Dickinson and Co. 3.73%, 12/15/2024	710	696
Covidien International Finance SA 2.95%, 6/15/2023	1,826	1,798
Danaher Corp. 2.40%, 9/15/2020	2,500	2,479
Medtronic, Inc.
3.13%, 3/15/2022	2,676	2,668
3.15%, 3/15/2022	704	704
4.38%, 3/15/2035	6,075	6,353
Stryker Corp.
3.50%, 3/15/2026	904	889
4.10%, 4/1/2043	910	887
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,694	2,680

		24,765

Health Care Providers & Services — 0.7%
Aetna, Inc.
2.80%, 6/15/2023	3,654	3,507
6.75%, 12/15/2037	2,959	3,805
4.50%, 5/15/2042	1,777	1,749
Anthem, Inc.
2.30%, 7/15/2018	2,511	2,511
3.13%, 5/15/2022	4,210	4,153
3.30%, 1/15/2023	2,354	2,326
4.10%, 3/1/2028	5,485	5,388
4.63%, 5/15/2042	3,477	3,367
4.65%, 1/15/2043	3,394	3,301
4.65%, 8/15/2044	4,149	4,063
Cardinal Health, Inc.
2.40%, 11/15/2019	3,693	3,659
3.75%, 9/15/2025	4,500	4,360

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Health Care Providers & Services — continued
CVS Health Corp.
4.00%, 12/5/2023	5,196	5,244
4.10%, 3/25/2025	37,097	37,114
3.88%, 7/20/2025	2,500	2,457
4.30%, 3/25/2028	9,692	9,619
4.88%, 7/20/2035	3,500	3,545
4.78%, 3/25/2038	14,326	14,210
5.05%, 3/25/2048	8,427	8,597
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	1,358	1,285
Express Scripts Holding Co.
3.00%, 7/15/2023	3,693	3,502
3.50%, 6/15/2024	6,120	5,882
4.80%, 7/15/2046	1,904	1,836
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	3,409	3,375
Magellan Health, Inc. 4.40%, 9/22/2024	11,202	10,999
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	3,062
McKesson Corp. 3.95%, 2/16/2028	2,118	2,068
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	3,446
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	2,682
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	2,747
Quest Diagnostics, Inc. 3.45%, 6/1/2026	1,684	1,610
Texas Health Resources 4.33%, 11/15/2055	4,275	4,377
UnitedHealth Group, Inc.
1.63%, 3/15/2019	3,636	3,609
3.38%, 11/15/2021	5,955	6,025
2.88%, 3/15/2023	2,690	2,639
4.63%, 7/15/2035	6,229	6,659

		188,778

Hotels, Restaurants & Leisure — 0.0% (c)
McDonald’s Corp.
3.35%, 4/1/2023	2,495	2,503
4.70%, 12/9/2035	6,540	6,939
4.45%, 3/1/2047	3,210	3,226

		12,668

Household Durables — 0.0% (c)
Newell Brands, Inc.
4.20%, 4/1/2026	2,410	2,365
5.38%, 4/1/2036	5,500	5,584
5.50%, 4/1/2046	2,500	2,525

		10,474

Household Products — 0.1%
Kimberly-Clark Corp.
2.40%, 3/1/2022	1,220	1,189
3.05%, 8/15/2025	2,842	2,757
Procter & Gamble Co. (The) 2.85%, 8/11/2027	7,800	7,468
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	9,000	8,630

		20,044

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	7,048	7,014
4.25%, 6/15/2022	2,730	2,800
6.25%, 10/1/2039	1,985	2,152
5.75%, 10/1/2041	1,665	1,697
PSEG Power LLC
4.15%, 9/15/2021	2,879	2,942
8.63%, 4/15/2031	1,125	1,479
Southern Power Co. 5.15%, 9/15/2041	7,079	7,274
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	3,222	3,076

		28,434

Industrial Conglomerates — 0.1%
General Electric Co.
2.10%, 12/11/2019	1,318	1,305
5.50%, 1/8/2020	5,046	5,245
4.38%, 9/16/2020	3,698	3,806
5.30%, 2/11/2021	459	481
4.65%, 10/17/2021	4,892	5,103
2.70%, 10/9/2022	1,523	1,478
3.45%, 5/15/2024	5,886	5,787
5.88%, 1/14/2038	720	819
Roper Technologies, Inc. 3.00%, 12/15/2020	1,261	1,256

		25,280

Insurance — 1.1%
AIA Group Ltd. (Hong Kong) 3.90%, 4/6/2028 (b)	7,190	7,178
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	10,629
Allstate Corp. (The) 3.15%, 6/15/2023	3,650	3,609
American International Group, Inc.
4.13%, 2/15/2024	5,758	5,805
3.75%, 7/10/2025	2,671	2,605
4.20%, 4/1/2028	4,783	4,734
3.88%, 1/15/2035	3,407	3,078
4.70%, 7/10/2035	7,065	6,981
Aon Corp. 6.25%, 9/30/2040	1,496	1,811
Assurant, Inc. 4.20%, 9/27/2023	8,065	8,102
Athene Global Funding
2.75%, 4/20/2020 (b)	7,740	7,649
4.00%, 1/25/2022 (b)	3,689	3,721
Athene Holding Ltd. 4.13%, 1/12/2028	8,565	8,071
Berkshire Hathaway Finance Corp. 5.75%, 1/15/2040	1,166	1,418

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Insurance — continued
4.40%, 5/15/2042	13,241	13,782
4.30%, 5/15/2043	2,795	2,877
Chubb INA Holdings, Inc.
2.30%, 11/3/2020	2,420	2,383
2.88%, 11/3/2022	3,418	3,365
CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,635
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (e) (f) (g)	9,929	9,358
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	6,230	5,929
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	1,663	1,663
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	7,175
Jackson National Life Global Funding
4.70%, 6/1/2018 (b)	2,690	2,690
1.88%, 10/15/2018 (b)	3,581	3,573
3.05%, 4/29/2026 (b)	4,774	4,525
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (b)	1,000	1,163
Liberty Mutual Group, Inc.
4.95%, 5/1/2022 (b)	3,049	3,198
6.50%, 3/15/2035 (b)	6,000	7,272
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	1,350	1,662
Lincoln National Corp.
4.20%, 3/15/2022	3,761	3,862
4.00%, 9/1/2023	2,753	2,793
3.80%, 3/1/2028	2,500	2,416
6.15%, 4/7/2036	111	129
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (e)	11,200	10,753
Marsh & McLennan Cos., Inc.
2.35%, 3/6/2020	5,001	4,949
2.75%, 1/30/2022	1,539	1,503
3.30%, 3/14/2023	1,991	1,972
Massachusetts Mutual Life Insurance Co.
8.88%, 6/1/2039 (b)	322	504
5.38%, 12/1/2041 (b)	1,767	2,032
MassMutual Global Funding II 2.50%, 10/17/2022 (b)	3,346	3,242
MetLife, Inc.
6.50%, 12/15/2032	200	251
4.13%, 8/13/2042	2,027	1,919
4.88%, 11/13/2043	2,000	2,115
Metropolitan Life Global Funding I
2.30%, 4/10/2019 (b)	18,348	18,299
3.88%, 4/11/2022 (b)	12,858	13,072
Nationwide Mutual Insurance Co. 9.38%, 8/15/2039 (b)	11,147	17,630
New York Life Global Funding
2.15%, 6/18/2019 (b)	29,382	29,256
1.95%, 2/11/2020 (b)	1,806	1,779
3.00%, 1/10/2028 (b)	4,854	4,583
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	8,660	8,750
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (e)	2,975	2,650
Principal Financial Group, Inc. 3.13%, 5/15/2023	794	779
Principal Life Global Funding II 2.38%, 11/21/2021 (b)	1,200	1,164
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.37%, 3/15/2023 (e) (f) (g)	5,240	5,240
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	8,448
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	10,349	12,971
Reliance Standard Life Global Funding II
2.50%, 1/15/2020 (b)	660	653
3.05%, 1/20/2021 (b)	2,597	2,577
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	3,924
4.27%, 5/15/2047 (b)	5,480	5,335

		324,191

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
2.80%, 8/22/2024 (b)	10,800	10,454
4.80%, 12/5/2034	8,677	9,626
3.88%, 8/22/2037 (b)	9,440	9,410
4.25%, 8/22/2057 (b)	10,940	10,902
Booking Holdings, Inc.
2.75%, 3/15/2023	1,923	1,850
3.55%, 3/15/2028	2,870	2,733

		44,975

Internet Software & Services — 0.1%
Alibaba Group Holding Ltd. (China) 4.00%, 12/6/2037	1,959	1,844
eBay, Inc.
2.60%, 7/15/2022	9,053	8,755
4.00%, 7/15/2042	1,851	1,627
Tencent Holdings Ltd. (China) 3.60%, 1/19/2028 (b)	8,986	8,593

		20,819

IT Services — 0.2%
DXC Technology Co.
4.25%, 4/15/2024	3,566	3,590
7.45%, 10/15/2029	2,170	2,638

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
IT Services — continued
IBM Credit LLC
2.65%, 2/5/2021	7,950	7,887
3.00%, 2/6/2023	10,400	10,267
International Business Machines Corp.
7.63%, 10/15/2018	7,578	7,730
6.22%, 8/1/2027	592	711
Western Union Co. (The)
3.60%, 3/15/2022	9,000	8,956
6.20%, 6/21/2040	1,448	1,497

		43,276

Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc.
3.15%, 1/15/2023	2,995	2,940
3.00%, 4/15/2023	2,501	2,440
4.15%, 2/1/2024	1,946	1,986
2.95%, 9/19/2026	3,564	3,313

		10,679

Machinery — 0.1%
Caterpillar, Inc. 2.60%, 6/26/2022	1,913	1,868
Illinois Tool Works, Inc.
4.88%, 9/15/2041	758	854
3.90%, 9/1/2042	11,630	11,513
Nvent Finance SARL (United Kingdom) 4.55%, 4/15/2028 (b)	6,750	6,636
Parker-Hannifin Corp.
4.45%, 11/21/2044	3,759	3,945
4.10%, 3/1/2047	2,527	2,524
Xylem, Inc. 3.25%, 11/1/2026	1,420	1,352

		28,692

Media — 0.8%
21st Century Fox America, Inc.
8.88%, 4/26/2023	942	1,150
9.50%, 7/15/2024	1,525	1,954
7.30%, 4/30/2028	3,946	4,908
7.63%, 11/30/2028	2,690	3,314
6.20%, 12/15/2034	2,242	2,679
6.65%, 11/15/2037	2,690	3,421
6.90%, 8/15/2039	1,345	1,753
6.15%, 2/15/2041	2,337	2,858
CBS Corp.
3.70%, 8/15/2024	5,275	5,164
4.00%, 1/15/2026	4,293	4,196
5.90%, 10/15/2040	583	642
4.85%, 7/1/2042	673	644
4.90%, 8/15/2044	2,004	1,913
Charter Communications Operating LLC
4.91%, 7/23/2025	17,182	17,472
6.38%, 10/23/2035	4,374	4,641
5.38%, 4/1/2038	4,923	4,780
Comcast Cable Holdings LLC 10.13%, 4/15/2022	1,614	1,980
Comcast Corp.
3.60%, 3/1/2024	4,708	4,684
3.38%, 8/15/2025	2,773	2,666
3.55%, 5/1/2028	6,115	5,849
4.25%, 1/15/2033	10,484	10,273
4.20%, 8/15/2034	3,361	3,242
6.50%, 11/15/2035	17,907	21,620
4.00%, 11/1/2049	5,553	4,876
4.05%, 11/1/2052	2,600	2,279
Cox Communications, Inc.
3.25%, 12/15/2022 (b)	3,027	2,969
3.35%, 9/15/2026 (b)	3,046	2,856
4.80%, 2/1/2035 (b)	5,600	5,346
Discovery Communications LLC
4.38%, 6/15/2021	6,532	6,705
3.95%, 3/20/2028	2,647	2,499
6.35%, 6/1/2040	5,069	5,622
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	1,494	1,506
6.13%, 1/31/2046	1,332	1,391
NBCUniversal Media LLC
4.38%, 4/1/2021	6,080	6,276
5.95%, 4/1/2041	4,575	5,224
Sky plc (United Kingdom) 3.75%, 9/16/2024 (b)	1,654	1,660
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,464
Time Warner Cable LLC
6.75%, 7/1/2018	4,080	4,091
8.75%, 2/14/2019	1,601	1,664
4.13%, 2/15/2021	1,928	1,946
6.55%, 5/1/2037	2,327	2,525
7.30%, 7/1/2038	2,197	2,550
6.75%, 6/15/2039	1,794	1,979
5.88%, 11/15/2040	4,125	4,158
5.50%, 9/1/2041	6,940	6,651
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	10,041	12,735
Time Warner, Inc.
4.75%, 3/29/2021	3,640	3,781
3.55%, 6/1/2024	5,385	5,267
3.60%, 7/15/2025	11,975	11,548
5.38%, 10/15/2041	1,573	1,627
Viacom, Inc.
3.88%, 4/1/2024	5,562	5,451
6.88%, 4/30/2036	3,978	4,442
4.38%, 3/15/2043	6,243	5,342
Walt Disney Co. (The)
1.85%, 7/30/2026	3,829	3,367
3.00%, 7/30/2046	1,190	972

		242,572

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (b)	3,283	3,126
4.50%, 3/15/2028 (b)	8,000	7,838
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	2,132
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	1,600	1,808

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Metals & Mining — continued
Glencore Funding LLC (Switzerland) 4.63%, 4/29/2024 (b)	1,967	1,997
Nucor Corp.
4.00%, 8/1/2023	3,284	3,371
6.40%, 12/1/2037	4,465	5,647
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	5,579	6,151
Vale Overseas Ltd. (Brazil)
6.25%, 8/10/2026	1,682	1,821
6.88%, 11/21/2036	5,930	6,641

		40,532

Multiline Retail — 0.0% (c)
Dollar General Corp. 4.13%, 5/1/2028	5,750	5,706
Macy’s Retail Holdings, Inc. 6.90%, 4/1/2029	925	1,003
Nordstrom, Inc. 4.00%, 10/15/2021	3,458	3,488
Target Corp. 2.50%, 4/15/2026	2,565	2,364

		12,561

Multi-Utilities — 0.4%
CMS Energy Corp.
3.88%, 3/1/2024	4,360	4,379
3.00%, 5/15/2026	3,458	3,250
2.95%, 2/15/2027	2,426	2,249
3.45%, 8/15/2027	1,250	1,204
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	3,347
Series 2017, 3.88%, 6/15/2047	3,355	3,179
Series C, 4.00%, 11/15/2057	120	113
4.50%, 5/15/2058	1,724	1,754
Consumers Energy Co.
2.85%, 5/15/2022	1,343	1,327
3.25%, 8/15/2046	2,150	1,863
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,462
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	3,973	3,861
Series D, 2.85%, 8/15/2026	1,927	1,754
Series F, 5.25%, 8/1/2033	5,067	5,494
7.00%, 6/15/2038	1,076	1,376
Series C, 4.90%, 8/1/2041	1,840	1,910
DTE Energy Co. Series F, 3.85%, 12/1/2023	1,400	1,412
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,243
NiSource, Inc.
3.85%, 2/15/2023	2,457	2,477
6.25%, 12/15/2040	4,380	5,276
5.80%, 2/1/2042	6,726	7,764
San Diego Gas & Electric Co.
6.00%, 6/1/2026	1,852	2,112
Series FFF, 6.13%, 9/15/2037	973	1,237
3.95%, 11/15/2041	2,690	2,623
Sempra Energy
6.15%, 6/15/2018	2,063	2,066
9.80%, 2/15/2019	7,309	7,660
2.88%, 10/1/2022	3,139	3,069
4.05%, 12/1/2023	2,348	2,396
3.55%, 6/15/2024	3,827	3,772
6.00%, 10/15/2039	1,345	1,619
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	4,609	4,614
2.45%, 10/1/2023	1,889	1,778
3.25%, 6/15/2026	1,690	1,601
5.88%, 3/15/2041	10,518	12,385
4.40%, 6/1/2043	1,392	1,390
3.95%, 10/1/2046	2,136	1,977
WEC Energy Group, Inc. 3.55%, 6/15/2025	7,009	6,884

		114,877

Oil, Gas & Consumable Fuels — 2.3%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	1,794	2,251
Anadarko Holding Co. 7.15%, 5/15/2028	1,480	1,705
Anadarko Petroleum Corp. 8.70%, 3/15/2019	3,226	3,365
Andeavor Logistics LP 4.25%, 12/1/2027	4,015	3,892
ANR Pipeline Co. 9.63%, 11/1/2021	2,933	3,571
Apache Corp.
6.90%, 9/15/2018	2,242	2,269
3.25%, 4/15/2022	853	844
6.00%, 1/15/2037	2,850	3,174
4.75%, 4/15/2043	3,611	3,529
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (b)	2,000	1,994
4.25%, 7/15/2027 (b)	7,325	7,177
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	1,552	1,723
Boardwalk Pipelines LP 4.95%, 12/15/2024	2,704	2,779
BP Capital Markets plc (United Kingdom)
2.24%, 5/10/2019	5,200	5,180
3.25%, 5/6/2022	2,273	2,273
3.81%, 2/10/2024	7,135	7,247
3.22%, 4/14/2024	17,699	17,409
3.51%, 3/17/2025	4,509	4,488
3.02%, 1/16/2027	3,258	3,091
3.59%, 4/14/2027	7,330	7,266
3.28%, 9/19/2027	2,479	2,401
Buckeye Partners LP
2.65%, 11/15/2018	2,100	2,097
4.88%, 2/1/2021	2,500	2,557
3.95%, 12/1/2026	1,427	1,331
5.85%, 11/15/2043	7,805	7,806
Canadian Natural Resources Ltd. (Canada)
3.90%, 2/1/2025	3,463	3,443
7.20%, 1/15/2032	359	450
6.45%, 6/30/2033	6,527	7,788

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
5.85%, 2/1/2035	671	763
6.75%, 2/1/2039	1,794	2,258
Cenovus Energy, Inc. (Canada)
5.25%, 6/15/2037	2,048	2,022
6.75%, 11/15/2039	10,996	12,350
4.45%, 9/15/2042	1,000	867
Chevron Corp.
4.95%, 3/3/2019	4,574	4,656
2.36%, 12/5/2022	2,725	2,638
2.57%, 5/16/2023	11,130	10,797
2.90%, 3/3/2024	5,912	5,788
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	11,698	11,515
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	11,233	11,427
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	2,575	2,721
4.13%, 1/16/2025	3,333	3,200
5.38%, 6/26/2026	5,409	5,539
Enable Midstream Partners LP 4.95%, 5/15/2028	4,315	4,315
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	2,692	2,574
4.50%, 6/10/2044	3,980	3,793
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (e)	6,000	5,756
Encana Corp. (Canada)
6.50%, 5/15/2019	2,090	2,153
8.13%, 9/15/2030	1,485	1,935
7.38%, 11/1/2031	4,761	5,908
6.50%, 8/15/2034	3,637	4,335
Energy Transfer Partners LP
5.00%, 10/1/2022	5,160	5,345
3.60%, 2/1/2023	1,144	1,117
4.90%, 2/1/2024	2,440	2,506
4.05%, 3/15/2025	6,594	6,374
4.75%, 1/15/2026	3,400	3,396
7.50%, 7/1/2038	2,695	3,135
6.05%, 6/1/2041	4,475	4,510
6.50%, 2/1/2042	8,569	9,086
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	4,843	5,226
Eni USA, Inc. (United Kingdom) 7.30%, 11/15/2027	4,040	4,889
EnLink Midstream Partners LP
2.70%, 4/1/2019	3,545	3,532
4.15%, 6/1/2025	10,021	9,580
Enterprise Products Operating LLC
3.90%, 2/15/2024	2,687	2,711
3.75%, 2/15/2025	2,600	2,597
3.70%, 2/15/2026	3,040	2,990
3.95%, 2/15/2027	2,705	2,703
Series D, 6.88%, 3/1/2033	2,376	2,949
Series H, 6.65%, 10/15/2034	515	634
Series J, 5.75%, 3/1/2035	2,509	2,751
7.55%, 4/15/2038	900	1,208
5.95%, 2/1/2041	1,259	1,458
4.85%, 3/15/2044	1,251	1,275
5.10%, 2/15/2045	1,758	1,850
4.95%, 10/15/2054	1,189	1,199
EOG Resources, Inc.
6.88%, 10/1/2018	1,614	1,637
4.10%, 2/1/2021	4,753	4,869
EQT Corp. 3.90%, 10/1/2027	4,517	4,291
Equinor ASA (Norway)
3.15%, 1/23/2022	3,320	3,323
2.45%, 1/17/2023	2,430	2,344
2.65%, 1/15/2024	5,765	5,555
3.25%, 11/10/2024	3,461	3,420
Exxon Mobil Corp.
2.73%, 3/1/2023	2,000	1,968
4.11%, 3/1/2046	2,726	2,778
Hess Corp. 6.00%, 1/15/2040	4,500	4,678
Husky Energy, Inc. (Canada) 6.15%, 6/15/2019	1,036	1,067
Kerr-McGee Corp.
6.95%, 7/1/2024	1,103	1,269
7.88%, 9/15/2031	8,707	11,193
Kinder Morgan, Inc.
4.30%, 3/1/2028	13,000	12,725
5.20%, 3/1/2048	6,000	5,921
Magellan Midstream Partners LP
6.55%, 7/15/2019	1,794	1,863
3.20%, 3/15/2025	2,338	2,232
4.20%, 12/1/2042	2,987	2,769
5.15%, 10/15/2043	7,133	7,745
Marathon Oil Corp. 2.80%, 11/1/2022	6,517	6,267
Marathon Petroleum Corp. 3.63%, 9/15/2024	3,980	3,929
MPLX LP
4.88%, 12/1/2024	6,360	6,626
4.00%, 3/15/2028	3,626	3,505
4.50%, 4/15/2038	2,033	1,930
5.20%, 3/1/2047	2,341	2,383
Noble Energy, Inc. 6.00%, 3/1/2041	4,810	5,508
Occidental Petroleum Corp. 4.20%, 3/15/2048	4,000	3,974
ONEOK Partners LP
3.20%, 9/15/2018	3,960	3,965
8.63%, 3/1/2019	3,000	3,125
3.38%, 10/1/2022	1,164	1,152
5.00%, 9/15/2023	2,576	2,703
4.90%, 3/15/2025	13,625	14,139
6.65%, 10/1/2036	1,825	2,179
Petro-Canada(Canada) 6.80%, 5/15/2038	3,677	4,795
Petroleos Mexicanos (Mexico)
6.38%, 2/4/2021	4,385	4,582
4.63%, 9/21/2023	9,775	9,583
4.88%, 1/18/2024	2,165	2,116

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
6.88%, 8/4/2026	13,091	13,735
6.50%, 3/13/2027	10,944	11,116
5.35%, 2/12/2028 (b)	2,547	2,392
6.63%, 6/15/2035	4,700	4,545
6.38%, 1/23/2045	4,650	4,236
6.75%, 9/21/2047	12,012	11,321
6.35%, 2/12/2048 (b)	6,491	5,874
Phillips 66
4.30%, 4/1/2022	1,181	1,224
3.90%, 3/15/2028	3,955	3,925
4.88%, 11/15/2044	665	704
Phillips 66 Partners LP
3.55%, 10/1/2026	1,453	1,383
4.90%, 10/1/2046	3,078	3,043
Plains All American Pipeline LP
3.60%, 11/1/2024	7,000	6,670
4.65%, 10/15/2025	6,535	6,543
4.90%, 2/15/2045	1,221	1,120
Sinopec Capital Ltd. (China) 3.13%, 4/24/2023 (b)	10,500	10,141
Sinopec Group Overseas Development 2013 Ltd. (China) 4.38%, 10/17/2023 (b)	4,132	4,238
Spectra Energy Partners LP
2.95%, 9/25/2018	2,658	2,659
3.50%, 3/15/2025	4,750	4,541
5.95%, 9/25/2043	1,801	2,052
4.50%, 3/15/2045	1,866	1,766
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	11,584	13,842
Sunoco Logistics Partners Operations LP
4.65%, 2/15/2022	600	617
4.25%, 4/1/2024	1,814	1,796
3.90%, 7/15/2026	4,366	4,105
6.10%, 2/15/2042	7,220	7,362
5.30%, 4/1/2044	1,840	1,683
5.35%, 5/15/2045	6,969	6,406
TC PipeLines LP 3.90%, 5/25/2027	2,870	2,713
Texas Eastern Transmission LP
2.80%, 10/15/2022 (b)	6,209	5,977
3.50%, 1/15/2028 (b)	908	862
Total Capital International SA (France)
2.75%, 6/19/2021	5,000	4,969
3.70%, 1/15/2024	5,675	5,745
3.75%, 4/10/2024	1,989	2,017
TransCanada PipeLines Ltd. (Canada)
6.50%, 8/15/2018	1,704	1,717
7.13%, 1/15/2019	2,377	2,439
4.88%, 1/15/2026	4,155	4,369
6.20%, 10/15/2037	6,345	7,438
4.75%, 5/15/2038	7,750	7,854
7.25%, 8/15/2038	1,883	2,457
Valero Energy Corp. 7.50%, 4/15/2032	1,545	1,991
Valero Energy Partners LP 4.50%, 3/15/2028	3,450	3,409
Western Gas Partners LP
5.38%, 6/1/2021	607	631
3.95%, 6/1/2025	1,228	1,187
4.65%, 7/1/2026	2,825	2,844
4.50%, 3/1/2028	1,626	1,614
5.45%, 4/1/2044	1,855	1,843
5.30%, 3/1/2048	3,868	3,772
Williams Partners LP
3.90%, 1/15/2025	3,506	3,421
4.85%, 3/1/2048	5,487	5,311

		681,158

Pharmaceuticals — 0.3%
Allergan Funding SCS
3.45%, 3/15/2022	5,743	5,667
3.85%, 6/15/2024	3,041	2,984
Allergan, Inc.
3.38%, 9/15/2020	3,111	3,111
2.80%, 3/15/2023	3,954	3,751
Bayer US Finance LLC (Germany) 2.38%, 10/8/2019 (b)	2,991	2,968
GlaxoSmithKline Capital plc (United Kingdom) 2.85%, 5/8/2022	2,780	2,741
GlaxoSmithKline Capital, Inc. (United Kingdom) 6.38%, 5/15/2038	1,883	2,448
Johnson & Johnson
2.63%, 1/15/2025	1,300	1,245
4.38%, 12/5/2033	1,948	2,098
3.40%, 1/15/2038	7,129	6,754
Merck & Co., Inc.
2.80%, 5/18/2023	4,572	4,494
3.70%, 2/10/2045	2,100	2,014
Mylan NV 3.95%, 6/15/2026	4,153	3,959
Mylan, Inc.
3.13%, 1/15/2023 (b)	3,886	3,740
5.40%, 11/29/2043	2,300	2,294
Novartis Capital Corp. (Switzerland) 3.40%, 5/6/2024	3,294	3,298
Pfizer, Inc. 3.00%, 12/15/2026	9,150	8,815
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	4,909	4,631
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.80%, 7/21/2023	8,958	7,660
Wyeth LLC 6.45%, 2/1/2024	708	822

		75,494

Real Estate Management & Development — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (b)	6,257	6,197
3.88%, 3/20/2027 (b)	6,562	6,504

		12,701

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
3.45%, 9/15/2021	1,865	1,887
3.05%, 3/15/2022	3,821	3,792
3.00%, 3/15/2023	1,794	1,768
3.75%, 4/1/2024	2,365	2,403
6.70%, 8/1/2028	538	664
7.29%, 6/1/2036	1,166	1,607
5.75%, 5/1/2040	3,244	3,918
5.40%, 6/1/2041	9,266	10,761
4.40%, 3/15/2042	2,010	2,040
4.38%, 9/1/2042	4,018	4,103
5.15%, 9/1/2043	3,380	3,844
4.70%, 9/1/2045	3,150	3,413
Canadian Pacific Railway Co. (Canada)
4.50%, 1/15/2022	4,200	4,351
7.13%, 10/15/2031	1,345	1,724
6.13%, 9/15/2115	7,023	8,616
CSX Corp.
5.50%, 4/15/2041	3,498	3,931
4.75%, 5/30/2042	1,516	1,568
ERAC USA Finance LLC
5.25%, 10/1/2020 (b)	2,388	2,493
4.50%, 8/16/2021 (b)	3,474	3,585
2.60%, 12/1/2021 (b)	3,010	2,932
6.70%, 6/1/2034 (b)	4,417	5,347
7.00%, 10/15/2037 (b)	425	533
5.63%, 3/15/2042 (b)	3,104	3,437
Norfolk Southern Corp.
3.25%, 12/1/2021	4,957	4,959
2.90%, 2/15/2023	2,558	2,510
5.59%, 5/17/2025	51	57
3.95%, 10/1/2042	2,888	2,743
4.05%, 8/15/2052	5,192	4,880
Penske Truck Leasing Co. LP
2.88%, 7/17/2018 (b)	3,744	3,746
3.38%, 2/1/2022 (b)	5,795	5,759
3.95%, 3/10/2025 (b)	3,095	3,078
4.20%, 4/1/2027 (b)	2,525	2,491
Ryder System, Inc.
2.50%, 5/11/2020	4,930	4,869
2.88%, 9/1/2020	3,451	3,424
Union Pacific Corp. 4.10%, 9/15/2067	1,962	1,761

		118,994

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.
3.13%, 12/5/2023	2,317	2,247
4.50%, 12/5/2036	2,505	2,492
Broadcom Corp.
3.63%, 1/15/2024	14,519	14,130
3.88%, 1/15/2027	6,459	6,154
Intel Corp.
3.70%, 7/29/2025	4,598	4,658
3.15%, 5/11/2027	2,570	2,495
4.00%, 12/15/2032	8,173	8,417
3.73%, 12/8/2047 (b)	3,364	3,201
QUALCOMM, Inc.
2.60%, 1/30/2023	1,160	1,109
2.90%, 5/20/2024	1,400	1,324
3.25%, 5/20/2027	5,809	5,450

		51,677

Software — 0.5%
Microsoft Corp.
2.38%, 5/1/2023	3,808	3,689
2.88%, 2/6/2024	21,453	21,104
3.30%, 2/6/2027	7,198	7,109
3.50%, 2/12/2035	3,459	3,381
4.20%, 11/3/2035	3,974	4,212
4.10%, 2/6/2037	10,421	10,867
4.50%, 10/1/2040	1,089	1,183
4.00%, 2/12/2055	3,620	3,596
4.75%, 11/3/2055	4,348	4,894
4.50%, 2/6/2057	9,023	9,777
Oracle Corp.
2.50%, 5/15/2022	4,115	4,028
2.40%, 9/15/2023	7,023	6,724
2.95%, 11/15/2024	11,020	10,692
2.95%, 5/15/2025	14,625	14,066
4.30%, 7/8/2034	8,219	8,573
3.90%, 5/15/2035	4,170	4,124
3.85%, 7/15/2036	7,260	7,131
6.13%, 7/8/2039	2,300	2,908
4.38%, 5/15/2055	10,500	10,511
VMware, Inc. 2.95%, 8/21/2022	10,109	9,708

		148,277

Specialty Retail — 0.1%
Home Depot, Inc. (The)
2.63%, 6/1/2022	7,447	7,335
2.13%, 9/15/2026	5,242	4,702
4.20%, 4/1/2043	5,037	5,111
Lowe’s Cos., Inc.
3.38%, 9/15/2025	1,820	1,797
4.65%, 4/15/2042	3,901	4,134
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,494

		27,573

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
2.85%, 5/6/2021	13,459	13,488
3.00%, 2/9/2024	15,808	15,525
2.85%, 5/11/2024	10,010	9,747
2.75%, 1/13/2025	8,545	8,198
3.20%, 5/13/2025	12,828	12,615
3.25%, 2/23/2026	798	782
2.45%, 8/4/2026	5,261	4,843
3.35%, 2/9/2027	10,231	10,076
3.20%, 5/11/2027	5,685	5,520
3.00%, 6/20/2027	2,880	2,755
2.90%, 9/12/2027	7,978	7,568
4.50%, 2/23/2036	4,257	4,635
3.45%, 2/9/2045	4,375	3,935
3.85%, 8/4/2046	3,512	3,389
3.75%, 9/12/2047	13,570	12,838

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Technology Hardware, Storage & Peripherals — continued
Dell International LLC 6.02%, 6/15/2026 (b)	16,408	17,305
Dell, Inc. 7.10%, 4/15/2028	1,704	1,841
HP, Inc. 6.00%, 9/15/2041	1,741	1,773

		136,833

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
2.50%, 7/15/2019	1,085	1,079
4.63%, 7/11/2024 (b)	11,600	11,592
3.38%, 12/2/2026	4,230	4,020

		16,691

Tobacco—0.0% (c)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037 (b)	7,130	6,804

Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.88%, 4/1/2021	4,000	4,043
3.25%, 3/1/2025	6,266	5,857
3.63%, 4/1/2027	1,000	935
3.63%, 12/1/2027	6,700	6,216
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	7,665	7,652
3.50%, 11/1/2027 (b)	8,105	7,545
BOC Aviation Ltd. (Singapore) 2.75%, 9/18/2022 (b)	3,000	2,848
International Lease Finance Corp.
8.63%, 1/15/2022	11,894	13,736
5.88%, 8/15/2022	3,867	4,139
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	4,515

		57,486

Water Utilities — 0.0% (c)
American Water Capital Corp.
3.40%, 3/1/2025	5,248	5,202
6.59%, 10/15/2037	3,354	4,457
4.00%, 12/1/2046	2,241	2,178

		11,837

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	3,250	3,199
6.13%, 3/30/2040	2,457	2,907
P Fin II LLC (ICE LIBOR USD 1 Month + 4.35%), 6.25%, 5/20/2022 ‡ (e)	17,037	17,037
Rogers Communications, Inc. (Canada) 8.75%, 5/1/2032	2,242	3,022
Sprint Spectrum Co. LLC 3.36%, 9/20/2021 (b)	16,638	16,513
Vodafone Group plc (United Kingdom)
2.95%, 2/19/2023	675	651
4.13%, 5/30/2025	7,003	6,985
5.00%, 5/30/2038	12,019	11,975
5.25%, 5/30/2048	7,449	7,513

		69,802

TOTAL CORPORATE BONDS (Cost $7,111,892)		7,036,614

MORTGAGE-BACKED SECURITIES — 14.5%
FHLMC
Pool # 846489, ARM, 3.43%, 7/1/2019 (h)	1	1
Pool # 785618, ARM, 3.13%, 7/1/2026 (h)	34	34
Pool # 611141, ARM, 3.61%, 1/1/2027 (h)	59	61
Pool # 846812, ARM, 3.60%, 4/1/2030 (h)	16	17
Pool # 789758, ARM, 3.61%, 9/1/2032 (h)	45	47
Pool # 847621, ARM, 3.93%, 5/1/2033 (h)	1,616	1,704
Pool # 781087, ARM, 3.48%, 12/1/2033 (h)	245	258
Pool # 1B1665, ARM, 3.95%, 4/1/2034 (h)	276	289
Pool # 782870, ARM, 3.62%, 9/1/2034 (h)	1,055	1,116
Pool # 782980, ARM, 3.69%, 1/1/2035 (h)	531	560
Pool # 782979, ARM, 3.70%, 1/1/2035 (h)	1,219	1,281
Pool # 1G3591, ARM, 3.42%, 8/1/2035 (h)	56	58
Pool # 1Q0007, ARM, 3.87%, 12/1/2035 (h)	353	372
Pool # 848431, ARM, 3.48%, 2/1/2036 (h)	871	919
Pool # 1Q0025, ARM, 3.50%, 2/1/2036 (h)	199	208
Pool # 1G1861, ARM, 4.04%, 3/1/2036 (h)	749	793
Pool # 1J1380, ARM, 4.29%, 3/1/2036 (h)	643	694
Pool # 1H2618, ARM, 3.68%, 5/1/2036 (h)	884	931
Pool # 1L1286, ARM, 4.12%, 5/1/2036 (h)	582	615
Pool # 1G2415, ARM, 4.61%, 5/1/2036 (h)	174	186
Pool # 1G2557, ARM, 4.08%, 6/1/2036 (h)	2,589	2,729
Pool # 848068, ARM, 4.10%, 6/1/2036 (h)	799	840
Pool # 1H2623, ARM, 3.26%, 7/1/2036 (h)	336	355

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 1A1082, ARM, 3.39%, 7/1/2036 (h)	445		464
Pool # 848365, ARM, 3.52%, 7/1/2036 (h)	454		480
Pool # 1N0189, ARM, 3.25%, 8/1/2036 (h)	38		40
Pool # 1A1085, ARM, 3.46%, 8/1/2036 (h)	486		504
Pool # 1N0206, ARM, 3.52%, 8/1/2036 (h)	1,840		1,910
Pool # 1Q0105, ARM, 3.56%, 9/1/2036 (h)	1,033		1,084
Pool # 1B7242, ARM, 3.86%, 9/1/2036 (h)	1,280		1,348
Pool # 1G2539, ARM, 3.35%, 10/1/2036 (h)	392		413
Pool # 1K0046, ARM, 3.61%, 10/1/2036 (h)	720		759
Pool # 1N0249, ARM, 3.61%, 10/1/2036 (h)	514		532
Pool # 1A1096, ARM, 3.85%, 10/1/2036 (h)	1,031		1,075
Pool # 1J1348, ARM, 3.95%, 10/1/2036 (h)	307		324
Pool # 1A1097, ARM, 3.97%, 10/1/2036 (h)	529		552
Pool # 1J1378, ARM, 3.39%, 11/1/2036 (h)	947		985
Pool # 782760, ARM, 3.42%, 11/1/2036 (h)	1,697		1,788
Pool # 1G2671, ARM, 3.45%, 11/1/2036 (h)	176		183
Pool # 848115, ARM, 3.51%, 11/1/2036 (h)	500		528
Pool # 1Q0737, ARM, 3.52%, 11/1/2036 (h)	588		616
Pool # 1J1419, ARM, 3.34%, 12/1/2036 (h)	2,443		2,540
Pool # 1J1634, ARM, 3.42%, 12/1/2036 (h)	1,727		1,795
Pool # 1J1418, ARM, 3.44%, 12/1/2036 (h)	63		66
Pool # 1G1386, ARM, 3.77%, 12/1/2036 (h)	1,103		1,163
Pool # 1J1399, ARM, 3.88%, 12/1/2036 (h)	36		38
Pool # 1G1478, ARM, 3.76%, 1/1/2037 (h)	427		446
Pool # 1N1511, ARM, 3.91%, 1/1/2037 (h)	137		142
Pool # 1J1516, ARM, 3.56%, 2/1/2037 (h)	118		123
Pool # 1J0282, ARM, 3.71%, 2/1/2037 (h)	72		76
Pool # 1N0353, ARM, 3.80%, 2/1/2037 (h)	1,010		1,064
Pool # 1G1554, ARM, 3.89%, 2/1/2037 (h)	672		707
Pool # 1J1543, ARM, 4.25%, 2/1/2037 (h)	183		195
Pool # 1Q0739, ARM, 3.66%, 3/1/2037 (h)	1,872		1,961
Pool # 1J1526, ARM, 4.05%, 3/1/2037 (h)	356		372
Pool # 1B7303, ARM, 4.11%, 3/1/2037 (h)	155		163
Pool # 1J0399, ARM, 3.66%, 4/1/2037 (h)	21		21
Pool # 1J1564, ARM, 4.08%, 4/1/2037 (h)	425		445
Pool # 1Q0697, ARM, 3.37%, 5/1/2037 (h)	783		810
Pool # 1A1193, ARM, 3.92%, 5/1/2037 (h)	883		930
Pool # 1Q0783, ARM, 4.03%, 5/1/2037 (h)	1,447		1,531
Pool # 1N1463, ARM, 4.04%, 5/1/2037 (h)	107		112
Pool # 1N1477, ARM, 4.14%, 5/1/2037 (h)	299		315
Pool # 1J1621, ARM, 4.49%, 5/1/2037 (h)	828		882
Pool # 1J1740, ARM, 3.53%, 6/1/2037 (h)	471		492
Pool # 1J0533, ARM, 3.68%, 7/1/2037 (h)	165		173
Pool # 1J2945, ARM, 3.50%, 11/1/2037 (h)	49		51
Pool # 1Q0722, ARM, 4.03%, 4/1/2038 (h)	682		719
Pool # 1Q0789, ARM, 3.95%, 5/1/2038 (h)	480		503
Pool # 848699, ARM, 3.68%, 7/1/2040 (h)	683		717
FHLMC Gold Pools, 15 Year, Single Family
Pool # E01401, 4.00%, 6/1/2018	–	(i)	—	(i)
Pool # E97838, 4.50%, 8/1/2018	2		2
Pool # B12489, 4.50%, 10/1/2018	–	(i)	—	(i)
Pool # E01481, 4.50%, 10/1/2018	18		18
Pool # G13197, 5.50%, 1/1/2019	13		13
Pool # G11694, 6.50%, 9/1/2019	4		4
Pool # G11805, 5.50%, 12/1/2019	27		27
Pool # G13033, 6.00%, 2/1/2020	4		4
Pool # G11954, 5.50%, 4/1/2020	36		37
Pool # G11816, 5.50%, 6/1/2020	2		2

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # G11771, 6.00%, 6/1/2020	21		22
Pool # G11761, 6.00%, 8/1/2020	19		19
Pool # G12906, 6.00%, 7/1/2021	2		2
Pool # G13073, 6.00%, 7/1/2021	72		73
Pool # J08275, 6.00%, 1/1/2022	4		4
Pool # G13012, 6.00%, 3/1/2022	9		9
Pool # G12825, 6.50%, 3/1/2022	25		25
Pool # G13603, 5.50%, 2/1/2024	101		104
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91158, 6.50%, 1/1/2028	414		453
Pool # C91417, 3.50%, 1/1/2032	5,872		5,967
Pool # C91403, 3.50%, 3/1/2032	2,395		2,434
FHLMC Gold Pools, 30 Year, Single Family
Pool # A01047, 8.00%, 7/1/2020	—	(i)	—	(i)
Pool # G00245, 8.00%, 8/1/2024	6		6
Pool # C00376, 8.00%, 11/1/2024	4		4
Pool # C00414, 7.50%, 8/1/2025	10		11
Pool # C00452, 7.00%, 4/1/2026	12		13
Pool # G00981, 8.50%, 7/1/2028	31		35
Pool # G02210, 7.00%, 12/1/2028	466		520
Pool # C47315, 6.50%, 8/1/2029	876		986
Pool # G03029, 6.00%, 10/1/2029	136		150
Pool # A88871, 7.00%, 1/1/2031	410		449
Pool # C68485, 7.00%, 7/1/2032	31		33
Pool # G01448, 7.00%, 8/1/2032	54		61
Pool # C75791, 5.50%, 1/1/2033	804		869
Pool # A13625, 5.50%, 10/1/2033	394		438
Pool # A16107, 6.00%, 12/1/2033	118		130
Pool # G01864, 5.00%, 1/1/2034	307		328
Pool # A17537, 6.00%, 1/1/2034	273		304
Pool # A23139, 5.00%, 6/1/2034	853		909
Pool # A61572, 5.00%, 9/1/2034	918		988
Pool # A28796, 6.50%, 11/1/2034	106		121
Pool # G03369, 6.50%, 1/1/2035	1,007		1,133
Pool # A70350, 5.00%, 3/1/2035	378		405
Pool # A46987, 5.50%, 7/1/2035	884		962
Pool # G05713, 6.50%, 12/1/2035	645		726
Pool # G03777, 5.00%, 11/1/2036	798		853
Pool # C02660, 6.50%, 11/1/2036	230		258
Pool # G02427, 5.50%, 12/1/2036	390		425
Pool # A57681, 6.00%, 12/1/2036	85		94
Pool # G02682, 7.00%, 2/1/2037	81		91
Pool # G04949, 6.50%, 11/1/2037	762		857
Pool # G03666, 7.50%, 1/1/2038	661		752
Pool # G04952, 7.50%, 1/1/2038	416		486
Pool # G04077, 6.50%, 3/1/2038	599		674
Pool # G05671, 5.50%, 8/1/2038	820		890
Pool # G05190, 7.50%, 9/1/2038	349		408
Pool # C03466, 5.50%, 3/1/2040	264		285
Pool # A93383, 5.00%, 8/1/2040	3,596		3,850
Pool # A93511, 5.00%, 8/1/2040	13,710		14,676
Pool # G06493, 4.50%, 5/1/2041	20,275		21,374
Pool # V80351, 3.00%, 8/1/2043	28,717		28,056
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	519		547
Pool # B90491, 7.50%, 1/1/2032	979		1,088
Pool # G20028, 7.50%, 12/1/2036	3,325		3,650
FHLMC Gold Pools, Other
Pool # G80341, 10.00%, 3/17/2026	56		56
Pool # P20570, 7.00%, 7/1/2029	9		9

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # U80192, 3.50%, 2/1/2033	1,823		1,844
Pool # L10151, 6.00%, 2/1/2033	407		428
Pool # U80345, 3.50%, 5/1/2033	8,278		8,372
Pool # U80342, 3.50%, 5/1/2033	2,180		2,205
Pool # L10221, 6.00%, 1/1/2034	212		225
Pool # P50523, 6.50%, 12/1/2035	248		259
Pool # H05030, 6.00%, 11/1/2036	82		88
Pool # P51353, 6.50%, 11/1/2036	1,338		1,483
Pool # L10291, 6.50%, 11/1/2036	2,623		2,863
Pool # P50595, 6.50%, 12/1/2036	2,770		3,122
Pool # P51361, 6.50%, 12/1/2036	1,144		1,269
Pool # P51251, 6.50%, 1/1/2037	56		57
Pool # P50531, 6.50%, 1/1/2037	167		181
Pool # P50536, 6.50%, 2/1/2037	229		246
Pool # P50556, 6.50%, 6/1/2037	137		145
Pool # U90690, 3.50%, 6/1/2042	29,085		29,141
Pool # U90975, 4.00%, 6/1/2042	24,164		24,915
Pool # T65101, 4.00%, 10/1/2042	962		976
Pool # U90402, 3.50%, 11/1/2042	1,248		1,250
Pool # U90673, 4.00%, 1/1/2043	2,568		2,647
Pool # U91192, 4.00%, 4/1/2043	5,652		5,828
Pool # U91488, 3.50%, 5/1/2043	3,077		3,083
Pool # U99051, 3.50%, 6/1/2043	10,550		10,570
Pool # U99134, 4.00%, 1/1/2046	72,466		74,697
Pool # U69030, 4.50%, 1/1/2046	31,806		33,541
FNMA
Pool # 70226, ARM, 2.00%, 1/1/2019 (h)	—	(i)	—	(i)
Pool # 116612, ARM, 3.44%, 3/1/2019 (h)	—	(i)	—	(i)
Pool # 111366, ARM, 2.87%, 8/1/2019 (h)	—	(i)	—	(i)
Pool # 470623, ARM, 2.71%, 3/1/2022 (h)	7,864		7,863
Pool # AM2292, ARM, 2.26%, 1/1/2023 (h)	36,370		36,359
Pool # AM2353, ARM, 2.27%, 1/1/2023 (h)	6,467		6,466
Pool # AM7563, ARM, 2.25%, 12/1/2024 (h)	10,000		9,962
Pool # AN8555, 3.52%, 3/1/2028 (j)	26,476		26,484
Pool # AN9686, 3.52%, 6/1/2028 (j)	40,550		40,854
Pool # 54844, ARM, 2.49%, 9/1/2027 (h)	39		40
Pool # 303532, ARM, 3.99%, 3/1/2029 (h)	27		28
Pool # 555732, ARM, 3.44%, 8/1/2033 (h)	297		310
Pool # 658481, ARM, 3.24%, 9/1/2033 (h)	423		436
Pool # 746299, ARM, 3.56%, 9/1/2033 (h)	135		142
Pool # 743546, ARM, 3.27%, 11/1/2033 (h)	341		355
Pool # 766610, ARM, 3.43%, 1/1/2034 (h)	118		123
Pool # 777132, ARM, 3.32%, 6/1/2034 (h)	408		434
Pool # 782306, ARM, 3.26%, 7/1/2034 (h)	25		26
Pool # 800422, ARM, 2.86%, 8/1/2034 (h)	310		317
Pool # 790235, ARM, 3.38%, 8/1/2034 (h)	191		200
Pool # 793062, ARM, 3.50%, 8/1/2034 (h)	76		79
Pool # 790964, ARM, 3.35%, 9/1/2034 (h)	34		36
Pool # 794792, ARM, 3.24%, 10/1/2034 (h)	160		167
Pool # 896463, ARM, 3.49%, 10/1/2034 (h)	389		414
Pool # 781563, ARM, 3.25%, 11/1/2034 (h)	56		59
Pool # 799912, ARM, 3.43%, 11/1/2034 (h)	140		147
Pool # 810896, ARM, 3.22%, 1/1/2035 (h)	2,251		2,326
Pool # 809319, ARM, 3.42%, 1/1/2035 (h)	115		120
Pool # 816594, ARM, 3.26%, 2/1/2035 (h)	120		124
Pool # 820602, ARM, 3.44%, 3/1/2035 (h)	403		420
Pool # 745862, ARM, 3.47%, 4/1/2035 (h)	454		478
Pool # 821378, ARM, 3.24%, 5/1/2035 (h)	333		344
Pool # 823660, ARM, 3.64%, 5/1/2035 (h)	68		71
Pool # 888605, ARM, 3.21%, 7/1/2035 (h)	219		228

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 838972, ARM, 3.14%, 8/1/2035 (h)	18		19
Pool # 832801, ARM, 3.31%, 9/1/2035 (h)	264		276
Pool # 851432, ARM, 3.72%, 10/1/2035 (h)	572		603
Pool # 849251, ARM, 3.41%, 1/1/2036 (h)	1,092		1,138
Pool # 745445, ARM, 3.73%, 1/1/2036 (h)	409		431
Pool # 920465, ARM, 4.25%, 1/1/2036 (h)	31		32
Pool # 920340, ARM, 4.38%, 2/1/2036 (h)	76		80
Pool # 920843, ARM, 4.16%, 3/1/2036 (h)	3,345		3,582
Pool # 868952, ARM, 4.22%, 5/1/2036 (h)	233		246
Pool # 872825, ARM, 3.59%, 6/1/2036 (h)	1,749		1,843
Pool # 884066, ARM, 3.73%, 6/1/2036 (h)	426		450
Pool # 872622, ARM, 3.77%, 6/1/2036 (h)	160		167
Pool # 892868, ARM, 3.52%, 7/1/2036 (h)	706		743
Pool # 884722, ARM, 3.18%, 8/1/2036 (h)	336		354
Pool # 745784, ARM, 3.44%, 8/1/2036 (h)	535		544
Pool # 886558, ARM, 3.56%, 8/1/2036 (h)	843		886
Pool # 898179, ARM, 3.26%, 9/1/2036 (h)	1,657		1,704
Pool # 893580, ARM, 3.37%, 9/1/2036 (h)	517		540
Pool # 886772, ARM, 3.52%, 9/1/2036 (h)	1,382		1,453
Pool # 894452, ARM, 3.57%, 9/1/2036 (h)	338		354
Pool # 920547, ARM, 3.60%, 9/1/2036 (h)	308		320
Pool # 894239, ARM, 3.40%, 10/1/2036 (h)	751		784
Pool # 900191, ARM, 3.83%, 10/1/2036 (h)	659		701
Pool # 900197, ARM, 3.83%, 10/1/2036 (h)	978		1,040
Pool # 902818, ARM, 3.62%, 11/1/2036 (h)	275		289
Pool # 897470, ARM, 3.97%, 11/1/2036 (h)	276		292
Pool # 902955, ARM, 3.54%, 12/1/2036 (h)	1,184		1,242
Pool # 905189, ARM, 3.68%, 12/1/2036 (h)	307		321
Pool # 920954, ARM, 3.04%, 1/1/2037 (h)	553		571
Pool # 888184, ARM, 3.74%, 1/1/2037 (h)	300		316
Pool # 913984, ARM, 3.16%, 2/1/2037 (h)	783		810
Pool # 915645, ARM, 3.66%, 2/1/2037 (h)	587		616
Pool # 888307, ARM, 3.80%, 4/1/2037 (h)	1,103		1,152
Pool # 948208, ARM, 2.93%, 7/1/2037 (h)	880		904
Pool # 944096, ARM, 3.22%, 7/1/2037 (h)	73		76
Pool # 995919, ARM, 3.46%, 7/1/2037 (h)	1,644		1,720
Pool # 938346, ARM, 3.61%, 7/1/2037 (h)	724		763
Pool # 945032, ARM, 4.14%, 8/1/2037 (h)	622		663
Pool # 946362, ARM, 3.21%, 9/1/2037 (h)	338		351
Pool # 946450, ARM, 3.53%, 9/1/2037 (h)	91		93
Pool # 946260, ARM, 3.55%, 9/1/2037 (h)	809		851
Pool # 952835, ARM, 3.62%, 9/1/2037 (h)	154		163
Pool # 995108, ARM, 3.22%, 11/1/2037 (h)	693		728
Pool # AD0085, ARM, 3.24%, 11/1/2037 (h)	1,496		1,556
Pool # AD0179, ARM, 3.49%, 12/1/2037 (h)	1,719		1,802
Pool # 966946, ARM, 3.79%, 1/1/2038 (h)	163		169
FNMA, 15 Year, Single Family
Pool # 710238, 4.50%, 6/1/2018	1		1
Pool # 656573, 5.00%, 6/1/2018	1		1
Pool # 709877, 5.00%, 6/1/2018	–	(i)	—	(i)
Pool # 729595, 5.00%, 7/1/2018	8		8
Pool # 733772, 4.50%, 8/1/2018	3		3
Pool # 711991, 5.00%, 8/1/2018	7		7
Pool # 730338, 5.00%, 9/1/2018	5		5
Pool # 870112, 4.50%, 10/1/2018	2		2
Pool # 738610, 5.00%, 10/1/2018	6		6
Pool # 743183, 5.00%, 10/1/2018	8		8
Pool # 747817, 4.50%, 11/1/2018	19		19

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 750037, 5.00%, 11/1/2018	16		16
Pool # 749596, 5.00%, 11/1/2018	33		34
Pool # 740462, 5.00%, 11/1/2018	2		3
Pool # 888681, 5.00%, 12/1/2018	21		21
Pool # 753967, 5.00%, 12/1/2018	—	(i)	—	(i)
Pool # 742078, 4.50%, 3/1/2019	30		30
Pool # 995913, 6.00%, 3/1/2019	7		7
Pool # 773815, 3.50%, 4/1/2019	43		43
Pool # 761326, 5.00%, 4/1/2019	84		86
Pool # 774432, 5.00%, 4/1/2019	3		3
Pool # 780956, 4.50%, 5/1/2019	9		9
Pool # 784021, 4.50%, 6/1/2019	81		81
Pool # 779735, 5.50%, 7/1/2019	92		92
Pool # 725767, 6.00%, 7/1/2019	—	(i)	—	(i)
Pool # 786699, 5.50%, 8/1/2019	95		95
Pool # 255358, 5.00%, 9/1/2019	4		4
Pool # 796668, 5.50%, 9/1/2019	108		109
Pool # 745048, 5.00%, 10/1/2019	18		18
Pool # 735208, 6.00%, 10/1/2019	9		9
Pool # 801026, 4.50%, 11/1/2019	74		74
Pool # 735841, 4.50%, 11/1/2019	15		15
Pool # 789659, 4.50%, 11/1/2019	37		37
Pool # 735290, 4.50%, 12/1/2019	49		49
Pool # 735386, 5.50%, 1/1/2020	129		130
Pool # 888557, 5.50%, 3/1/2020	9		9
Pool # 811739, 6.00%, 3/1/2020	26		26
Pool # 889265, 5.50%, 6/1/2020	29		29
Pool # 889687, 5.50%, 6/1/2020	55		55
Pool # 889805, 5.50%, 7/1/2020	13		13
Pool # 735911, 6.50%, 8/1/2020	12		13
Pool # 745406, 6.00%, 3/1/2021	131		134
Pool # 995886, 6.00%, 4/1/2021	85		86
Pool # 745502, 6.00%, 4/1/2021	44		45
Pool # 938569, 6.00%, 7/1/2021	14		15
Pool # AD0142, 6.00%, 8/1/2021	231		237
Pool # 890129, 6.00%, 12/1/2021	123		126
Pool # 888834, 6.50%, 4/1/2022	131		134
Pool # 889634, 6.00%, 2/1/2023	1,494		1,556
Pool # AD0364, 5.00%, 5/1/2023	120		126
Pool # 995425, 6.00%, 1/1/2024	435		457
Pool # 995381, 6.00%, 1/1/2024	1,230		1,284
Pool # 995456, 6.50%, 2/1/2024	553		581
Pool # AE0081, 6.00%, 7/1/2024	297		312
Pool # AD0133, 5.00%, 8/1/2024	474		491
FNMA, 20 Year, Single Family
Pool # 254305, 6.50%, 5/1/2022	33		37
Pool # 555791, 6.50%, 12/1/2022	117		130
Pool # 889889, 6.50%, 7/1/2024	268		298
Pool # 888656, 6.50%, 4/1/2025	35		39
Pool # AE0096, 5.50%, 7/1/2025	580		623
Pool # 256311, 6.00%, 7/1/2026	340		374
Pool # 256352, 6.50%, 8/1/2026	586		652
Pool # 256803, 6.00%, 7/1/2027	424		466
Pool # 256962, 6.00%, 11/1/2027	209		230
Pool # 257007, 6.00%, 12/1/2027	604		665
Pool # 257048, 6.00%, 1/1/2028	1,032		1,134
Pool # 890222, 6.00%, 10/1/2028	792		871
Pool # AE0049, 6.00%, 9/1/2029	538		591

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AO7761, 3.50%, 7/1/2032	1,285		1,305
Pool # MA1138, 3.50%, 8/1/2032	8,812		8,954
Pool # AL6238, 4.00%, 1/1/2035	20,951		21,717
FNMA, 30 Year, FHA/VA
Pool # 426839, 9.50%, 12/1/2018	1		1
Pool # 535183, 8.00%, 6/1/2028	35		38
Pool # 252409, 6.50%, 3/1/2029	150		164
Pool # 653815, 7.00%, 2/1/2033	14		15
Pool # 752786, 6.00%, 9/1/2033	130		139
FNMA, 30 Year, Single Family
Pool # 70825, 8.00%, 3/1/2021	—	(i)	—	(i)
Pool # 189190, 7.50%, 11/1/2022	13		14
Pool # 50966, 7.00%, 1/1/2024	3		4
Pool # 479469, 10.00%, 2/1/2024	3		3
Pool # 250066, 8.00%, 5/1/2024	4		4
Pool # 250103, 8.50%, 7/1/2024	10		11
Pool # 303031, 7.50%, 10/1/2024	4		5
Pool # 308499, 8.50%, 5/1/2025	1		1
Pool # 399269, 7.00%, 4/1/2026	46		47
Pool # 689977, 8.00%, 3/1/2027	59		64
Pool # 695533, 8.00%, 6/1/2027	48		52
Pool # 313687, 7.00%, 9/1/2027	7		8
Pool # 457268, 9.50%, 7/1/2028	6		6
Pool # 756024, 8.00%, 9/1/2028	94		104
Pool # 755973, 8.00%, 11/1/2028	245		277
Pool # 455759, 6.00%, 12/1/2028	29		32
Pool # 252211, 6.00%, 1/1/2029	37		41
Pool # 459097, 7.00%, 1/1/2029	69		74
Pool # 889020, 6.50%, 11/1/2029	5,194		5,779
Pool # 598559, 6.50%, 8/1/2031	131		148
Pool # 679886, 6.50%, 2/1/2032	624		694
Pool # 649734, 7.00%, 6/1/2032	46		48
Pool # 649624, 7.00%, 8/1/2032	11		11
Pool # 682078, 5.50%, 11/1/2032	511		558
Pool # 675555, 6.00%, 12/1/2032	235		261
Pool # AL0045, 6.00%, 12/1/2032	1,580		1,753
Pool # 683351, 5.50%, 2/1/2033	21		23
Pool # 357363, 5.50%, 3/1/2033	814		892
Pool # 674349, 6.00%, 3/1/2033	67		73
Pool # 688655, 6.00%, 3/1/2033	37		40
Pool # 688625, 6.00%, 3/1/2033	38		42
Pool # 695584, 6.00%, 3/1/2033	22		24
Pool # 254693, 5.50%, 4/1/2033	555		602
Pool # 702901, 6.00%, 5/1/2033	209		235
Pool # 720576, 5.00%, 6/1/2033	155		167
Pool # 995656, 7.00%, 6/1/2033	953		1,092
Pool # 729296, 5.00%, 7/1/2033	164		176
Pool # 723852, 5.00%, 7/1/2033	199		214
Pool # 720155, 5.50%, 7/1/2033	126		137
Pool # 729379, 6.00%, 8/1/2033	80		89
Pool # AA0917, 5.50%, 9/1/2033	2,136		2,316
Pool # 737825, 6.00%, 9/1/2033	126		142
Pool # 750977, 4.50%, 11/1/2033	169		178
Pool # 725027, 5.00%, 11/1/2033	457		491
Pool # 755109, 5.50%, 11/1/2033	44		48
Pool # 753174, 4.00%, 12/1/2033	515		527
Pool # 725017, 5.50%, 12/1/2033	846		939
Pool # 759424, 5.50%, 1/1/2034	76		85
Pool # 751341, 5.50%, 3/1/2034	87		95

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 770405, 5.00%, 4/1/2034	1,080	1,165
Pool # 776708, 5.00%, 5/1/2034	358	385
Pool # AC1317, 4.50%, 9/1/2034	282	296
Pool # 888568, 5.00%, 12/1/2034	285	306
Pool # 810663, 5.00%, 1/1/2035	200	212
Pool # 995003, 7.50%, 1/1/2035	427	491
Pool # 995156, 7.50%, 3/1/2035	459	533
Pool # 735503, 6.00%, 4/1/2035	973	1,079
Pool # 827776, 5.00%, 7/1/2035	204	217
Pool # 820347, 5.00%, 9/1/2035	601	648
Pool # 745148, 5.00%, 1/1/2036	515	552
Pool # 888417, 6.50%, 1/1/2036	3,006	3,347
Pool # 745275, 5.00%, 2/1/2036	409	438
Pool # 833629, 7.00%, 3/1/2036	19	21
Pool # 745418, 5.50%, 4/1/2036	747	812
Pool # 888209, 5.50%, 5/1/2036	642	700
Pool # 888016, 5.50%, 5/1/2036	995	1,076
Pool # 870770, 6.50%, 7/1/2036	45	51
Pool # 976871, 6.50%, 8/1/2036	1,862	2,071
Pool # AA0922, 6.00%, 9/1/2036	3,712	4,117
Pool # 745948, 6.50%, 10/1/2036	419	466
Pool # AA1019, 6.00%, 11/1/2036	522	578
Pool # 904958, 7.50%, 1/1/2037	62	63
Pool # 888476, 7.50%, 5/1/2037	339	393
Pool # 945870, 6.50%, 8/1/2037	345	393
Pool # 928584, 6.50%, 8/1/2037	293	329
Pool # 986648, 6.00%, 9/1/2037	797	883
Pool # 928670, 7.00%, 9/1/2037	402	431
Pool # 888890, 6.50%, 10/1/2037	771	858
Pool # 888707, 7.50%, 10/1/2037	1,753	2,024
Pool # 888892, 7.50%, 11/1/2037	590	674
Pool # AL0662, 5.50%, 1/1/2038	1,506	1,641
Pool # 995505, 8.00%, 1/1/2038	64	76
Pool # 929331, 6.00%, 4/1/2038	325	358
Pool # 909236, 7.00%, 9/1/2038	619	713
Pool # 890268, 6.50%, 10/1/2038	905	1,007
Pool # 995149, 6.50%, 10/1/2038	3,564	3,965
Pool # 934591, 7.00%, 10/1/2038	1,011	1,168
Pool # AB2869, 6.00%, 11/1/2038	670	755
Pool # 991908, 7.00%, 11/1/2038	675	799
Pool # 995504, 7.50%, 11/1/2038	471	553
Pool # 257510, 7.00%, 12/1/2038	1,752	2,017
Pool # AD0753, 7.00%, 1/1/2039	2,976	3,387
Pool # AD0780, 7.50%, 4/1/2039	2,009	2,370
Pool # AC2948, 5.00%, 9/1/2039	1,301	1,396
Pool # AC3740, 5.50%, 9/1/2039	852	919
Pool # AC7296, 5.50%, 12/1/2039	867	933
Pool # AD7790, 5.00%, 8/1/2040	6,893	7,397
Pool # AD9151, 5.00%, 8/1/2040	3,329	3,572
Pool # AL2059, 4.00%, 6/1/2042	15,513	16,030
Pool # AB9017, 3.00%, 4/1/2043	21,640	21,154
Pool # AT5891, 3.00%, 6/1/2043	24,509	23,970
Pool # AB9860, 3.00%, 7/1/2043	19,620	19,180
Pool # AL7527, 4.50%, 9/1/2043	13,043	13,751
Pool # AL7496, 3.50%, 5/1/2044	36,166	36,299
Pool # AL7380, 3.50%, 2/1/2045	21,237	21,366
Pool # AS6479, 3.50%, 1/1/2046	53,096	53,287
Pool # BM3500, 4.00%, 9/1/2047	82,017	84,122

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # BE8344, 4.00%, 11/1/2047	10,912	11,171
Pool # BJ7248, 4.00%, 12/1/2047	8,635	8,889
Pool # BJ7310, 4.00%, 1/1/2048	15,226	15,677
Pool # BJ8237, 4.00%, 1/1/2048	10,165	10,454
Pool # BE8349, 4.00%, 1/1/2048	9,946	10,182
Pool # BJ8264, 4.00%, 1/1/2048	6,546	6,730
Pool # BJ5756, 4.00%, 1/1/2048	15,816	16,224
Pool # BK1134, 4.00%, 2/1/2048	19,924	20,379
Pool # BK1007, 4.00%, 2/1/2048	3,331	3,425
Pool # BM3665, 4.00%, 3/1/2048	67,444	69,418
FNMA, Other
Pool # 469594, 3.04%, 12/1/2018	10,762	10,764
Pool # 458096, 10.50%, 4/15/2019	3	3
Pool # 471233, 2.19%, 5/1/2019	7,921	7,875
Pool # AM0081, 1.94%, 7/1/2019	10,822	10,719
Pool # 471692, 2.37%, 7/1/2019	13,452	13,408
Pool # 471819, 2.03%, 8/1/2019	2,083	2,069
Pool # 463872, 4.13%, 11/1/2019	7,623	7,754
Pool # AM1719, 1.47%, 12/1/2019	6,659	6,525
Pool # AM1689, 1.69%, 12/1/2019	8,968	8,812
Pool # 464019, 4.26%, 12/1/2019	7,778	7,941
Pool # AD0660, 4.50%, 12/1/2019	11,136	11,352
Pool # AD0852, 4.28%, 1/1/2020	12,082	12,307
Pool # 464367, 4.54%, 1/1/2020	2,748	2,816
Pool # AD0851, 4.37%, 2/1/2020	7,999	8,192
Pool # 464572, 4.40%, 2/1/2020	2,511	2,565
Pool # AE0134, 4.40%, 2/1/2020	55,153	56,366
Pool # AE1544, 4.00%, 4/1/2020	14	14
Pool # AE0136, 4.38%, 4/1/2020	12,224	12,543
Pool # AM3498, 2.01%, 6/1/2020	80,712	79,394
Pool # 465659, 3.74%, 7/1/2020	4,683	4,764
Pool # 465578, 3.93%, 7/1/2020	12,252	12,510
Pool # 465602, 3.95%, 7/1/2020	7,174	7,304
Pool # 465491, 4.07%, 7/1/2020	26,043	26,661
Pool # 465677, 3.89%, 8/1/2020	10,119	10,315
Pool # 465769, 3.96%, 8/1/2020	8,184	8,355
Pool # 466038, 3.43%, 9/1/2020	7,794	7,888
Pool # 465936, 3.60%, 9/1/2020	1,578	1,603
Pool # 465735, 3.85%, 9/1/2020	14,295	14,597
Pool # 466030, 3.29%, 10/1/2020	6,605	6,659
Pool # 466296, 3.36%, 10/1/2020	6,873	6,948
Pool # 465969, 3.50%, 10/1/2020	9,414	9,544
Pool # 465973, 3.59%, 10/1/2020	12,553	12,753
Pool # 465738, 3.92%, 10/1/2020	5,798	5,921
Pool # 466454, 3.23%, 11/1/2020	4,855	4,895
Pool # 466436, 3.27%, 11/1/2020	6,584	6,642
Pool # AM1547, 2.00%, 12/1/2020	13,452	13,162
Pool # 466899, 3.48%, 12/1/2020	7,344	7,449
Pool # FN0022, 3.54%, 12/1/2020	3,816	3,871
Pool # 466854, 3.70%, 12/1/2020	3,109	3,169
Pool # 466840, 3.83%, 12/1/2020	7,445	7,612
Pool # AL4762, 3.56%, 1/1/2021	2,698	2,745
Pool # 466836, 3.87%, 1/1/2021	9,869	10,109
Pool # 466919, 3.93%, 1/1/2021	3,359	3,436
Pool # 466898, 4.05%, 1/1/2021	4,188	4,298
Pool # FN0003, 4.28%, 1/1/2021	5,378	5,548
Pool # 467356, 4.45%, 1/1/2021	3,525	3,634
Pool # 467264, 4.33%, 2/1/2021	4,147	4,286

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 467390, 4.16%, 3/1/2021	14,258	14,679
Pool # 467755, 4.25%, 4/1/2021	8,968	9,270
Pool # 467944, 4.25%, 4/1/2021	6,816	7,046
Pool # 467630, 4.30%, 4/1/2021	2,492	2,578
Pool # 467757, 4.33%, 4/1/2021	6,033	6,243
Pool # 468021, 4.36%, 5/1/2021	12,679	13,144
Pool # 468058, 4.39%, 5/1/2021	6,381	6,588
Pool # 468243, 3.97%, 6/1/2021	5,284	5,424
Pool # 468237, 4.02%, 6/1/2021	6,009	6,182
Pool # 468381, 4.10%, 6/1/2021	5,672	5,842
Pool # 468242, 4.19%, 6/1/2021	4,567	4,716
Pool # AL0569, 4.26%, 6/1/2021	5,705	5,872
Pool # 468066, 4.30%, 6/1/2021	4,642	4,807
Pool # 468102, 4.34%, 6/1/2021	16,142	16,756
Pool # 467705, 4.48%, 6/1/2021	8,071	8,368
Pool # 468614, 3.86%, 7/1/2021	7,965	8,168
Pool # 468466, 3.89%, 7/1/2021	7,716	7,908
Pool # 468667, 3.94%, 7/1/2021	8,968	9,211
Pool # 468651, 3.99%, 7/1/2021	3,727	3,830
Pool # 468564, 4.06%, 7/1/2021	8,431	8,682
Pool # 468159, 4.26%, 7/1/2021	19,069	19,749
Pool # AL0602, 4.31%, 7/1/2021	7,085	7,335
Pool # 468699, 4.05%, 8/1/2021	1,446	1,489
Pool # 468896, 4.13%, 8/1/2021	6,503	6,714
Pool # 468542, 4.50%, 8/1/2021	24,662	25,754
Pool # AM6602, 2.63%, 9/1/2021	8,210	8,127
Pool # 468958, 3.77%, 9/1/2021	24,123	24,769
Pool # 468994, 3.85%, 9/1/2021	7,182	7,372
Pool # 469204, 3.89%, 9/1/2021	12,223	12,543
Pool # 468936, 3.92%, 9/1/2021	5,477	5,624
Pool # AL0905, 3.95%, 9/1/2021	8,500	8,718
Pool # 469254, 3.40%, 10/1/2021	2,900	2,939
Pool # AM7314, 2.63%, 11/1/2021	8,000	7,923
Pool # 469552, 3.43%, 11/1/2021	8,289	8,409
Pool # 469873, 3.03%, 12/1/2021	7,891	7,905
Pool # 469545, 3.31%, 12/1/2021	3,211	3,246
Pool # AM5706, 3.44%, 12/1/2021	3,912	3,952
Pool # 469074, 3.83%, 12/1/2021	13,452	13,839
Pool # AM7739, 2.40%, 1/1/2022	9,360	9,185
Pool # 470269, 2.97%, 1/1/2022	6,328	6,328
Pool # 470324, 3.03%, 1/1/2022	7,143	7,156
Pool # 470280, 3.09%, 1/1/2022	11,072	11,114
Pool # 470124, 3.12%, 1/1/2022	10,517	10,568
Pool # 470181, 3.20%, 1/1/2022	7,021	7,074
Pool # 470359, 3.06%, 2/1/2022	7,497	7,519
Pool # 470202, 3.14%, 2/1/2022	3,973	3,995
Pool # 470622, 2.75%, 3/1/2022	7,955	7,866
Pool # 470826, 2.97%, 3/1/2022	5,381	5,378
Pool # 470555, 3.08%, 3/1/2022	3,479	3,491
Pool # 470539, 3.14%, 3/1/2022	2,473	2,487
Pool # 470779, 3.21%, 3/1/2022	2,690	2,712
Pool # 470474, 2.70%, 4/1/2022	13,227	13,057
Pool # AM4851, 3.05%, 4/1/2022	11,117	11,123
Pool # 471033, 3.08%, 4/1/2022	8,404	8,433
Pool # 471718, 2.77%, 5/1/2022	14,089	13,931
Pool # 471274, 2.86%, 5/1/2022	12,006	11,911
Pool # 471177, 2.94%, 5/1/2022	8,794	8,781
Pool # 471151, 3.02%, 5/1/2022	5,572	5,579

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 471190, 3.12%, 5/1/2022	8,023	8,062
Pool # 471599, 2.60%, 6/1/2022	7,060	6,936
Pool # 471747, 2.76%, 6/1/2022	13,945	13,729
Pool # AM0109, 2.61%, 7/1/2022	7,445	7,319
Pool # 471839, 2.67%, 7/1/2022	9,916	9,766
Pool # 471881, 2.67%, 7/1/2022	5,426	5,338
Pool # 471749, 2.69%, 7/1/2022	8,419	8,269
Pool # AM0177, 2.82%, 7/1/2022	9,084	8,997
Pool # 471284, 2.98%, 7/1/2022	19,442	19,438
Pool # 471828, 2.65%, 8/1/2022	8,968	8,813
Pool # AM0757, 2.47%, 9/1/2022	3,189	3,109
Pool # AM1025, 2.39%, 10/1/2022	5,427	5,285
Pool # AM0958, 2.52%, 10/1/2022	8,172	7,998
Pool # AM0810, 2.57%, 10/1/2022	5,090	4,991
Pool # AM0664, 2.64%, 10/1/2022	5,662	5,561
Pool # AM1196, 2.37%, 11/1/2022	4,013	3,903
Pool # AM0585, 2.38%, 11/1/2022	7,283	7,085
Pool # AM1437, 2.41%, 11/1/2022	5,037	4,907
Pool # AM1392, 2.44%, 11/1/2022	6,914	6,743
Pool # AM0806, 2.45%, 11/1/2022	12,174	11,864
Pool # AM1492, 2.47%, 11/1/2022	4,484	4,372
Pool # AM1386, 2.55%, 11/1/2022	3,375	3,306
Pool # AM1385, 2.55%, 11/1/2022	10,556	10,341
Pool # AM1802, 2.24%, 12/1/2022	5,454	5,271
Pool # AM1779, 2.28%, 12/1/2022	8,647	8,373
Pool # AM1476, 2.32%, 12/1/2022	3,189	3,094
Pool # AM1619, 2.34%, 12/1/2022	19,945	19,313
Pool # AM1505, 2.39%, 12/1/2022	8,903	8,660
Pool # AM0811, 2.42%, 12/1/2022	9,882	9,624
Pool # AM7303, 2.66%, 12/1/2022	14,890	14,657
Pool # AM1475, 2.66%, 12/1/2022	2,678	2,631
Pool # AM1922, 2.15%, 1/1/2023	4,098	3,945
Pool # AM1989, 2.33%, 1/1/2023	14,450	14,012
Pool # AM2111, 2.34%, 1/1/2023	11,533	11,189
Pool # AM2072, 2.37%, 1/1/2023	9,242	8,966
Pool # AM2123, 2.40%, 1/1/2023	12,448	12,110
Pool # AM2252, 2.44%, 1/1/2023	8,326	8,112
Pool # AM2223, 2.45%, 1/1/2023	6,181	6,025
Pool # AM1474, 2.51%, 1/1/2023	8,251	8,054
Pool # AM2149, 2.60%, 1/1/2023	6,512	6,388
Pool # AM2366, 2.40%, 2/1/2023	12,676	12,348
Pool # AM2333, 2.45%, 2/1/2023	11,210	10,904
Pool # AM2695, 2.49%, 3/1/2023	6,764	6,597
Pool # AM2747, 2.50%, 4/1/2023	12,555	12,226
Pool # AM3069, 2.64%, 4/1/2023	2,997	2,938
Pool # AL3594, 2.71%, 4/1/2023	5,112	5,027
Pool # AM3244, 2.52%, 5/1/2023	28,698	27,959
Pool # AM3439, 2.54%, 5/1/2023	2,690	2,626
Pool # AM3577, 2.42%, 6/1/2023	7,575	7,347
Pool # AL3876, 2.77%, 6/1/2023	17,218	16,970
Pool # AM3589, 2.77%, 6/1/2023	8,071	7,952
Pool # AM3646, 2.64%, 7/1/2023	3,587	3,509
Pool # AM4011, 3.67%, 7/1/2023	42,150	43,275
Pool # AM3990, 3.74%, 7/1/2023	4,812	4,935
Pool # AM4170, 3.51%, 8/1/2023	9,000	9,157
Pool # AM4066, 3.59%, 8/1/2023	9,865	10,075
Pool # AM4716, 3.38%, 12/1/2023	3,030	3,058
Pool # AM4720, 3.45%, 1/1/2024	24,498	24,804

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AM7024, 2.90%, 12/1/2024	8,200	8,078
Pool # AM7231, 2.92%, 12/1/2024	4,000	3,947
Pool # AM7290, 2.97%, 12/1/2024	24,220	23,972
Pool # AM7124, 3.11%, 12/1/2024	25,303	25,249
Pool # AM7682, 2.84%, 1/1/2025	34,780	34,115
Pool # AM7654, 2.86%, 1/1/2025	6,777	6,662
Pool # AM7795, 2.92%, 1/1/2025	33,000	32,561
Pool # AM7698, 2.96%, 1/1/2025	9,350	9,243
Pool # AM7664, 2.99%, 1/1/2025	10,761	10,672
Pool # AM7372, 3.05%, 1/1/2025	1,740	1,730
Pool # 470300, 3.64%, 1/1/2025	4,805	4,907
Pool # AM8251, 2.70%, 4/1/2025	9,985	9,711
Pool # AM8846, 2.68%, 5/1/2025	6,356	6,176
Pool # AM9149, 2.63%, 6/1/2025	6,200	5,992
Pool # AM8795, 3.02%, 6/1/2025	3,866	3,836
Pool # AM9548, 3.17%, 8/1/2025	6,800	6,771
Pool # AN0029, 3.10%, 9/1/2025	10,000	9,981
Pool # AM4660, 3.77%, 12/1/2025	27,400	28,261
Pool # AN0767, 3.18%, 1/1/2026	8,711	8,682
Pool # AN1292, 2.84%, 4/1/2026	9,372	9,138
Pool # AN1590, 2.40%, 5/1/2026	9,802	9,309
Pool # AN1413, 2.49%, 5/1/2026	21,968	20,942
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,519
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,636
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,403
Pool # 468645, 4.54%, 7/1/2026	2,331	2,471
Pool # AM6392, 3.29%, 8/1/2026	11,500	11,506
Pool # AM6381, 3.29%, 8/1/2026	33,000	33,014
Pool # 468574, 4.55%, 8/1/2026	8,379	8,905
Pool # 468573, 4.76%, 8/1/2026	8,869	9,520
Pool # 468927, 4.77%, 8/1/2026	5,645	6,060
Pool # AM6448, 3.25%, 9/1/2026	10,000	9,978
Pool # AN3076, 2.46%, 10/1/2026	25,000	23,541
Pool # AM7062, 3.44%, 10/1/2026	8,496	8,570
Pool # AM7117, 3.14%, 12/1/2026	20,382	20,187
Pool # AM7262, 3.19%, 12/1/2026	17,000	16,886
Pool # AM7011, 3.22%, 12/1/2026	2,933	2,920
Pool # AM7485, 3.24%, 12/1/2026	20,000	19,863
Pool # AM7390, 3.26%, 12/1/2026	7,813	7,801
Pool # AM7265, 3.30%, 12/1/2026	5,475	5,481
Pool # FN0029, 4.66%, 12/1/2026	9,645	10,215
Pool # AM8008, 2.94%, 2/1/2027	12,706	12,425
Pool # AM7827, 3.12%, 2/1/2027	7,181	7,100
Pool # AM7515, 3.34%, 2/1/2027	16,000	16,097
Pool # AM8280, 2.91%, 3/1/2027	6,000	5,818
Pool # AM8529, 3.03%, 4/1/2027	16,000	15,642
Pool # AM8432, 2.79%, 5/1/2027	8,000	7,676
Pool # AM8745, 2.81%, 5/1/2027	10,000	9,626
Pool # AM8596, 2.83%, 5/1/2027	10,575	10,143
Pool # AM8598, 2.83%, 5/1/2027	11,437	10,970
Pool # AM8597, 2.83%, 5/1/2027	10,725	10,287
Pool # AM8784, 2.89%, 5/1/2027	8,364	8,125
Pool # AM8558, 2.68%, 6/1/2027	8,185	7,840
Pool # AM8803, 2.78%, 6/1/2027	4,214	4,062
Pool # AM8765, 2.83%, 6/1/2027	7,237	6,935
Pool # AM9170, 3.00%, 6/1/2027	4,757	4,659
Pool # AM9087, 3.00%, 6/1/2027	16,500	16,041
Pool # AM9345, 3.25%, 7/1/2027	7,918	7,873

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AN6532, 2.92%, 9/1/2027	4,991	4,814
Pool # AM9723, 3.33%, 9/1/2027	9,899	9,899
Pool # AN7048, 2.90%, 10/1/2027	6,886	6,666
Pool # AM1469, 2.96%, 11/1/2027	4,046	3,940
Pool # AN7669, 2.83%, 12/1/2027	20,254	19,390
Pool # AN8114, 3.00%, 1/1/2028	8,256	8,028
Pool # AN8048, 3.08%, 1/1/2028	40,000	39,112
Pool # AN7943, 3.10%, 1/1/2028	15,000	14,676
Pool # AN1600, 2.59%, 6/1/2028	7,740	7,265
Pool # AN2005, 2.73%, 7/1/2028	10,000	9,418
Pool # AN4744, 3.30%, 3/1/2029	8,000	7,876
Pool # AN6106, 3.10%, 7/1/2029	5,700	5,519
Pool # AN6173, 3.12%, 7/1/2029	3,651	3,545
Pool # AN6846, 2.93%, 10/1/2029	13,300	12,638
Pool # AM7018, 3.63%, 10/1/2029	2,849	2,899
Pool # AM8123, 2.92%, 2/1/2030	8,325	8,009
Pool # AM7785, 3.17%, 2/1/2030	6,372	6,267
Pool # AM7516, 3.55%, 2/1/2030	13,000	13,106
Pool # AM8692, 3.03%, 4/1/2030	25,000	23,856
Pool # AM8544, 3.08%, 4/1/2030	15,839	15,272
Pool # AM8408, 3.13%, 4/1/2030	38,000	36,745
Pool # AM8321, 3.22%, 4/1/2030	10,762	10,634
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,652
Pool # AM8151, 2.94%, 5/1/2030	12,000	11,361
Pool # AM8802, 3.10%, 5/1/2030	5,219	5,041
Pool # AM8807, 3.10%, 5/1/2030	15,619	15,264
Pool # AN9154, 3.64%, 5/1/2030	4,335	4,386
Pool # AM8666, 2.96%, 6/1/2030	9,782	9,449
Pool # AM9020, 2.97%, 6/1/2030	8,120	7,745
Pool # AM9012, 3.13%, 6/1/2030	9,234	8,877
Pool # AM9154, 3.18%, 6/1/2030	9,508	9,361
Pool # AM9296, 3.15%, 7/1/2030	9,238	8,966
Pool # AM9320, 3.30%, 7/1/2030	10,054	9,852
Pool # AM9219, 3.35%, 9/1/2030	11,466	11,328
Pool # AM9676, 3.37%, 9/1/2030	7,674	7,594
Pool # AN1035, 3.21%, 3/1/2031	13,900	13,521
Pool # AH9683, 5.00%, 4/1/2031	1,375	1,482
Pool # AN1829, 2.90%, 6/1/2031	7,937	7,507
Pool # AN1372, 2.67%, 7/1/2031	15,975	14,694
Pool # AN1364, 2.81%, 8/1/2031	4,781	4,482
Pool # AN2625, 2.50%, 10/1/2031	10,000	9,091
Pool # AN6155, 3.06%, 8/1/2032	15,000	14,101
Pool # AQ7084, 3.50%, 12/1/2032	3,146	3,185
Pool # 650236, 5.00%, 12/1/2032	7	7
Pool # AR7484, 3.50%, 2/1/2033	5,897	5,970
Pool # AT7117, 3.50%, 6/1/2033	2,253	2,281
Pool # 810997, 5.50%, 10/1/2034	287	298
Pool # AM7111, 3.57%, 11/1/2034	18,396	18,435
Pool # AM7122, 3.61%, 11/1/2034	8,954	8,976
Pool # AM8474, 3.45%, 4/1/2035	5,049	4,975
Pool # AM8475, 3.45%, 4/1/2035	2,048	2,018
Pool # AM9188, 3.12%, 6/1/2035	23,000	21,634
Pool # AM9532, 3.63%, 10/1/2035	3,778	3,804
Pool # AN0375, 3.76%, 12/1/2035	3,769	3,812
Pool # 256051, 5.50%, 12/1/2035	257	267
Pool # 256128, 6.00%, 2/1/2036	54	58
Pool # 880219, 7.00%, 2/1/2036	426	482
Pool # 868763, 6.50%, 4/1/2036	9	9

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 907742, 7.00%, 12/1/2036	68		74
Pool # 920934, 6.50%, 1/1/2037	951		1,027
Pool # 888408, 6.00%, 3/1/2037	746		785
Pool # 888373, 7.00%, 3/1/2037	111		124
Pool # 888412, 7.00%, 4/1/2037	86		94
Pool # 918264, 6.50%, 5/1/2037	73		74
Pool # 995783, 8.00%, 11/1/2037	123		134
Pool # 257209, 5.50%, 5/1/2038	289		304
Pool # MA0127, 5.50%, 6/1/2039	237		249
Pool # AL2606, 4.00%, 3/1/2042	1,550		1,578
Pool # AO9352, 4.00%, 7/1/2042	4,584		4,712
Pool # AO9353, 4.00%, 7/1/2042	4,427		4,551
Pool # MA1125, 4.00%, 7/1/2042	5,764		5,925
Pool # AO7225, 4.00%, 7/1/2042	5,069		5,212
Pool # MA1178, 4.00%, 9/1/2042	29,154		29,978
Pool # MA1213, 3.50%, 10/1/2042	11,361		11,369
Pool # MA1251, 3.50%, 11/1/2042	29,943		29,965
Pool # MA1253, 4.00%, 11/1/2042	23,046		23,689
Pool # AR1397, 3.00%, 1/1/2043	16,368		15,992
Pool # MA1328, 3.50%, 1/1/2043	3,825		3,828
Pool # AQ9999, 3.00%, 2/1/2043	8,790		8,588
Pool # MA1373, 3.50%, 3/1/2043	5,912		5,916
Pool # MA1404, 3.50%, 4/1/2043	18,110		18,124
Pool # AB9096, 4.00%, 4/1/2043	3,077		3,164
Pool # AB9196, 3.50%, 5/1/2043	7,814		7,820
Pool # AT4051, 3.50%, 5/1/2043	1,902		1,904
Pool # MA1437, 3.50%, 5/1/2043	21,128		21,143
Pool # MA1463, 3.50%, 6/1/2043	24,571		24,588
Pool # AT5914, 3.50%, 6/1/2043	10,852		10,860
Pool # AB9704, 4.00%, 6/1/2043	6,065		6,232
Pool # MA1711, 4.50%, 12/1/2043	28,837		30,295
Pool # AL6167, 3.50%, 1/1/2044	13,366		13,375
Pool # MA1759, 4.00%, 1/1/2044	9,616		9,886
Pool # MA1760, 4.50%, 1/1/2044	9,306		9,775
Pool # MA1800, 4.00%, 2/1/2044	4,733		4,867
Pool # AV9286, 4.00%, 2/1/2044	5,610		5,768
Pool # MA1828, 4.50%, 3/1/2044	21,370		22,451
Pool # MA2429, 4.00%, 10/1/2045	5,658		5,817
Pool # MA2565, 4.00%, 3/1/2046	7,955		8,178
Pool # AD0523, 6.00%, 11/1/2048	364		389
GNMA I, 30 Year, Single Family
Pool # 286315, 9.00%, 2/15/2020	—	(i)	—	(i)
Pool # 313110, 7.50%, 11/15/2022	1		1
Pool # 345288, 7.50%, 3/15/2023	2		2
Pool # 352108, 7.00%, 8/15/2023	2		2
Pool # 363030, 7.00%, 9/15/2023	134		140
Pool # 352022, 7.00%, 11/15/2023	7		7
Pool # 366706, 6.50%, 1/15/2024	29		32
Pool # 371281, 7.00%, 2/15/2024	58		61
Pool # 782507, 9.50%, 10/15/2024	141		148
Pool # 780029, 9.00%, 11/15/2024	5		5
Pool # 780965, 9.50%, 12/15/2025	13		14
Pool # 442119, 7.50%, 11/15/2026	9		9
Pool # 411829, 7.50%, 7/15/2027	15		15
Pool # 554108, 6.50%, 3/15/2028	67		75
Pool # 481872, 7.50%, 7/15/2028	6		6
Pool # 468149, 8.00%, 8/15/2028	12		12
Pool # 468236, 6.50%, 9/15/2028	142		158

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 486537, 7.50%, 9/15/2028	36	39
Pool # 486631, 6.50%, 10/15/2028	9	10
Pool # 466406, 6.00%, 11/15/2028	89	98
Pool # 781328, 7.00%, 9/15/2031	821	946
Pool # 569568, 6.50%, 1/15/2032	662	751
Pool # 591882, 6.50%, 7/15/2032	22	24
Pool # 607645, 6.50%, 2/15/2033	112	125
Pool # 607724, 7.00%, 2/15/2033	52	57
Pool # 783123, 5.50%, 4/15/2033	2,587	2,830
Pool # 604209, 6.50%, 4/15/2033	64	72
Pool # 614546, 5.50%, 6/15/2033	30	33
Pool # 781614, 7.00%, 6/15/2033	172	199
Pool # 781689, 5.50%, 12/15/2033	112	122
Pool # 632415, 5.50%, 7/15/2034	63	68
Pool # 574710, 5.50%, 9/15/2034	142	153
Pool # 782615, 7.00%, 6/15/2035	2,199	2,511
Pool # 782025, 6.50%, 12/15/2035	741	836
Pool # 617486, 7.00%, 4/15/2037	325	364
Pool # 782212, 7.50%, 10/15/2037	348	399
GNMA II, 30 Year, Single Family
Pool # 1974, 8.50%, 3/20/2025	3	3
Pool # 1989, 8.50%, 4/20/2025	17	18
Pool # 2006, 8.50%, 5/20/2025	35	37
Pool # 2141, 8.00%, 12/20/2025	6	7
Pool # 2234, 8.00%, 6/20/2026	15	16
Pool # 2270, 8.00%, 8/20/2026	11	13
Pool # 2285, 8.00%, 9/20/2026	12	14
Pool # 2324, 8.00%, 11/20/2026	10	11
Pool # 2499, 8.00%, 10/20/2027	25	28
Pool # 2512, 8.00%, 11/20/2027	20	22
Pool # 2525, 8.00%, 12/20/2027	10	11
Pool # 2549, 7.50%, 2/20/2028	13	15
Pool # 2562, 6.00%, 3/20/2028	70	80
Pool # 2606, 8.00%, 6/20/2028	5	5
Pool # 2633, 8.00%, 8/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	47	53
Pool # 2647, 8.00%, 9/20/2028	4	4
Pool # 2781, 6.50%, 7/20/2029	716	803
Pool # 4224, 7.00%, 8/20/2038	298	340
Pool # 4245, 6.00%, 9/20/2038	5,066	5,603
Pool # 783389, 6.00%, 8/20/2039	2,565	2,893
Pool # 783444, 5.50%, 9/20/2039	1,642	1,807
Pool # 783967, 4.25%, 12/20/2044	7,419	7,814
Pool # AK8791, 3.75%, 7/20/2045	2,877	2,924
Pool # BD0481, 4.00%, 12/20/2047	4,091	4,214
Pool # BD0484, 4.50%, 12/20/2047	27,761	29,389
Pool # BE5169, 4.50%, 2/20/2048	25,434	26,839
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	970	993
Pool # 4285, 6.00%, 11/20/2038	50	53
Pool # AD0862, 3.75%, 1/20/2039	1,866	1,909
Pool # AC0973, 4.46%, 5/20/2063 (h)	3,998	4,084

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,344,800)		4,268,304

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 12.5%
ABFC Trust Series 2005-AQ1, Class A4, 4.80%, 1/25/2034 ‡ (d)	3,234	3,308
Academic Loan Funding Trust Series 2013-1A, Class A, 2.76%, 12/26/2044 (b) (h)	3,060	3,064
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	11,207	11,297
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	4,883	4,743
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	8,603	8,286
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	8,291	7,962
Ajax Mortgage Loan Trust Series 2016-2, Class A, 4.13%, 10/25/2056 ‡ (b) (d)	17,942	17,890
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	709	736
Series 2013-2, Class A, 4.95%, 1/15/2023	2,692	2,786
Series 2014-1, Class A, 3.70%, 10/1/2026	338	332
Series 2016-2, Class A, 3.65%, 6/15/2028	1,789	1,746
Series 2016-3, Class AA, 3.00%, 10/15/2028	20,552	19,234
Series 2017-1, Class AA, 3.65%, 2/15/2029	5,045	4,957
American Credit Acceptance Receivables Trust
Series 2016-3, Class A, 1.70%, 11/12/2020 (b)	44	43
Series 2017-1, Class B, 2.39%, 2/16/2021 (b)	8,075	8,065
Series 2015-2, Class C, 4.32%, 5/12/2021 (b)	8,191	8,227
Series 2016-2, Class C, 6.09%, 5/12/2022 (b)	5,000	5,134
Series 2016-1A, Class B, 4.24%, 6/13/2022 ‡ (b)	6,603	6,615
Series 2016-4, Class C, 2.91%, 2/13/2023 ‡ (b)	7,301	7,286
Series 2017-1, Class C, 2.88%, 3/13/2023 (b)	12,907	12,872
Series 2018-1, Class C, 3.55%, 4/10/2024 (b)	9,054	9,064
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 ‡ (b)	17,219	17,107
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	7,420	7,942
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	11,739	11,915
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (b)	2,400	2,461
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	8,100	8,555
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	7,300	8,085
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	9,387	9,448
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	3,750	3,880
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	16,970	18,994
Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (b)	1,415	1,566
AmeriCredit Automobile Receivables Series 2016-1, Class A3, 1.81%, 10/8/2020	2,842	2,837
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class A3, 1.60%, 11/9/2020	2,581	2,574
Series 2016-3, Class A3, 1.46%, 5/10/2021	5,222	5,189
Series 2017-4, Class C, 2.60%, 9/18/2023	18,856	18,512
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates Series 2003-13, Class AF6, 5.08%, 1/25/2034 ‡ (d)	14	16
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (b)	74,650	74,650
Axis Equipment Finance Receivables III LLC
Series 2015-1A, Class C, 3.41%, 4/20/2020 (b)	1,200	1,200
Series 2015-1A, Class D, 4.05%, 5/20/2020 (b)	1,200	1,200
AXIS Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021 (b)	5,504	5,472
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 (b)	6,731	6,647
Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	14,137	14,089
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 ‡ (b)	2,775	2,754
BCC Funding Corp. X
Series 2015-1, Class A2, 2.22%, 10/20/2020 (b)	49	49
Series 2015-1, Class D, 4.54%, 12/21/2020 ‡ (b)	2,717	2,742
Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.33%, 4/25/2036 ‡ (h)	147	144
BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	33,741	33,459
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	8,851	8,843

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	14,129	14,111
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	31,499	31,592
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	1,919	1,886
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	5,757	5,684
CAM Mortgage Trust Series 2017-1, Class A1, 3.22%, 8/1/2057 (b) (d)	7,084	7,050
Camillo Issuer LLC Series 2016-SFR, Class 1A1, 5.00%, 12/5/2023 ‡	40,721	40,632
Capital Auto Receivables Asset Trust
Series 2016-1, Class A3, 1.73%, 4/20/2020	7,194	7,179
Series 2018-1, Class A2A, 2.54%, 10/20/2020 (b)	21,394	21,372
Series 2018-1, Class A3, 2.79%, 1/20/2022 (b)	60,295	60,200
CarFinance Capital Auto Trust Series 2015-1A, Class A, 1.75%, 6/15/2021 (b)	847	845
Carnow Auto Receivables Trust
Series 2016-1A, Class C, 5.11%, 2/15/2021 ‡ (b)	10,000	10,052
Series 2017-1A, Class A, 2.92%, 9/15/2022 (b)	17,291	17,212
Chase Funding Trust
Series 2003-4, Class 1A5, 5.27%, 5/25/2033 ‡ (d)	1,356	1,373
Series 2003-6, Class 1A5, 5.08%, 11/25/2034 ‡ (d)	2,036	2,101
Series 2003-6, Class 1A7, 5.08%, 11/25/2034 ‡ (d)	3,471	3,556
CIG Auto Receivables Trust Series 2017-1A, Class A, 2.71%, 5/15/2023 (b)	12,097	12,024
Citi Held For Asset Issuance Series 2016-MF1, Class A, 4.48%, 8/15/2022 (b)	677	678
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,200
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032 ‡ (b) (d)	164	163
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 2.72%, 12/25/2033 (h)	190	190
CLUB Credit Trust
Series 2017-P2, Class A, 2.61%, 1/15/2024 (b)	8,954	8,923
Series 2018-NP1, Class A, 2.99%, 5/15/2024 (b)	32,664	32,655
Series 2018-NP1, Class B, 3.67%, 5/15/2024 ‡ (b)	5,737	5,733
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	14,903	14,675
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2, Class A, 2.55%, 1/16/2024 (b)	9,464	9,451
Continental Airlines Pass-Through Trust
Series 1999-2, Class A-1, 7.26%, 3/15/2020	135	141
Series 2007-1, Class A, 5.98%, 4/19/2022	2,736	2,920
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 3.29%, 6/25/2040 ‡ (b) (h)	12,247	1,096
CPS Auto Receivables Trust
Series 2015-B, Class A, 1.65%, 11/15/2019 (b)	707	706
Series 2016-B, Class A, 2.07%, 11/15/2019 (b)	125	125
Series 2014-B, Class C, 3.23%, 5/15/2020 (b)	6,350	6,360
Series 2014-C, Class C, 3.77%, 8/17/2020 (b)	4,347	4,371
Series 2016-B, Class B, 3.18%, 9/15/2020 (b)	2,456	2,460
Series 2014-D, Class C, 4.35%, 11/16/2020 (b)	4,000	4,050
Series 2015-A, Class C, 4.00%, 2/16/2021 (b)	2,900	2,927
Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	16,500	16,676
Series 2015-C, Class D, 4.63%, 8/16/2021 ‡ (b)	5,849	5,943
Series 2018-A, Class B, 2.77%, 4/18/2022 (b)	5,675	5,630
Series 2016-C, Class C, 3.27%, 6/15/2022 (b)	7,840	7,856
Series 2018-B, Class B, 3.23%, 7/15/2022 (b)	11,435	11,439
Series 2017-D, Class C, 3.01%, 10/17/2022 (b)	7,027	6,960
Series 2018-A, Class C, 3.05%, 12/15/2023 (b)	2,094	2,078
CPS Auto Trust
Series 2017-A, Class A, 1.68%, 8/17/2020 (b)	5,475	5,459
Series 2017-A, Class C, 3.31%, 12/15/2022 (b)	5,383	5,386
Series 2017-A, Class D, 4.61%, 12/15/2022 (b)	3,060	3,122
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class A, 2.40%, 2/15/2023 (b)	2,649	2,648

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2015-2A, Class C, 3.76%, 2/15/2024 (b)	2,605	2,614
Series 2017-1A, Class A, 2.56%, 10/15/2025 (b)	13,659	13,588
Series 2017-1A, Class B, 3.04%, 12/15/2025 (b)	5,989	5,965
Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	5,018	4,982
Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	5,343	5,268
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	18,590	18,443
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	5,358	5,818
CWABS, Inc. Asset-Backed Certificates
Series 2003-5, Class MF1, 5.21%, 1/25/2034 ‡ (h)	206	208
Series 2004-1, Class M1, 2.71%, 3/25/2034 ‡ (h)	408	410
Series 2004-1, Class M2, 2.78%, 3/25/2034 ‡ (h)	74	73
Series 2004-1, Class 3A, 2.52%, 4/25/2034 ‡ (h)	10	10
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.86%, 10/25/2034 (h)	159	157
Dell Equipment Finance Trust Series 2017-2, Class B, 2.47%, 10/24/2022 (b)	7,750	7,634
Delta Air Lines Pass-Through Trust
Series 2011-1, Class A, 5.30%, 4/15/2019	556	566
Series 2010-2, Class A, 4.95%, 5/23/2019	1,279	1,294
Series 2012-1, Class A, 4.75%, 5/7/2020	1,708	1,746
Diamond Resorts Owner Trust
Series 2017-1A, Class A, 3.27%, 10/22/2029 (b)	17,988	17,580
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (b)	6,327	6,187
Drive Auto Receivables Trust
Series 2017-BA, Class B, 2.20%, 5/15/2020 (b)	5,125	5,122
Series 2016-AA, Class C, 3.91%, 5/17/2021 (b)	11,422	11,474
Series 2015-BA, Class D, 3.84%, 7/15/2021 (b)	14,251	14,349
Series 2017-BA, Class C, 2.61%, 8/16/2021 (b)	23,480	23,460
Series 2015-CA, Class D, 4.20%, 9/15/2021 (b)	6,588	6,655
Series 2017-1, Class C, 2.84%, 4/15/2022	23,209	23,188
Series 2017-3, Class C, 2.80%, 7/15/2022	15,725	15,685
Series 2015-AA, Class D, 4.12%, 7/15/2022 (b)	12,065	12,198
Series 2015-BA, Class E, 5.15%, 8/15/2022 (b)	14,750	15,001
Series 2017-BA, Class D, 3.72%, 10/17/2022 (b)	20,505	20,645
Series 2015-CA, Class E, 5.27%, 11/15/2022 (b)	10,000	10,181
Series 2015-DA, Class D, 4.59%, 1/17/2023 ‡ (b)	2,640	2,686
Series 2017-1, Class D, 3.84%, 3/15/2023	26,357	26,602
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	60,780	60,670
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	23,204	23,573
Series 2018-2, Class C, 3.63%, 8/15/2024	22,745	22,805
DT Auto Owner Trust
Series 2016-4A, Class B, 2.02%, 8/17/2020 (b)	2,283	2,282
Series 2016-2A, Class C, 3.67%, 1/18/2022 (b)	4,283	4,296
Series 2015-2A, Class D, 4.25%, 2/15/2022 (b)	12,166	12,252
Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	12,831	12,824
Series 2017-1A, Class C, 2.70%, 11/15/2022 (b)	17,503	17,440
Series 2017-2A, Class C, 3.03%, 1/17/2023 (b)	20,343	20,303
Series 2017-3A, Class D, 3.58%, 5/15/2023 (b)	10,458	10,446
Series 2017-4A, Class C, 2.86%, 7/17/2023 (b)	10,455	10,406
Series 2017-4A, Class D, 3.47%, 7/17/2023 (b)	19,583	19,483
Series 2018-1A, Class C, 3.47%, 12/15/2023 (b)	20,372	20,376
Series 2018-1A, Class D, 3.81%, 12/15/2023 (b)	14,372	14,333
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 (b)	8,943	8,759
Series 2017-A, Class C, 3.31%, 3/25/2030 (b)	6,036	5,915
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	3,680	3,639
ENGS Commercial Finance Trust Series 2018-1A, Class A2, 3.39%, 2/22/2023 (b)	18,066	18,052
Exeter Automobile Receivables Trust
Series 2014-2A, Class C, 3.26%, 12/16/2019 (b)	673	673
Series 2015-1A, Class B, 2.84%, 3/16/2020 (b)	80	80
Series 2016-2A, Class A, 2.21%, 7/15/2020 (b)	799	799

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2016-3A, Class B, 2.84%, 8/16/2021 (b)	8,037	8,031
Series 2016-2A, Class B, 3.64%, 2/15/2022 (b)	7,800	7,836
Series 2016-3A, Class C, 4.22%, 6/15/2022 (b)	5,500	5,567
Series 2018-1A, Class C, 3.03%, 1/17/2023 (b)	14,015	13,884
Series 2017-3A, Class C, 3.68%, 7/17/2023 (b)	9,251	9,253
Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	1,174	1,248
First Investors Auto Owner Trust
Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	2,933	2,950
Series 2017-1A, Class A2, 2.20%, 3/15/2022 (b)	6,528	6,477
Series 2017-1A, Class C, 2.95%, 4/17/2023 (b)	7,127	7,006
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.55%, 3/9/2047 (b)	26,218	26,073
Series 2015-SFR1, Class B, 3.42%, 3/9/2047 ‡ (b)	11,055	11,035
Flagship Credit Auto Trust
Series 2015-3, Class A, 2.38%, 10/15/2020 (b)	3,797	3,794
Series 2014-2, Class B, 2.84%, 11/16/2020 (b)	2,383	2,384
Series 2016-1, Class A, 2.77%, 12/15/2020 (b)	6,720	6,722
Series 2014-2, Class C, 3.95%, 12/15/2020 (b)	3,958	3,983
Series 2015-3, Class B, 3.68%, 3/15/2022 (b)	5,299	5,336
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	5,163	5,250
Series 2016-2, Class B, 3.84%, 9/15/2022 (b)	3,150	3,179
Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	21,080	22,103
Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	37,859	37,854
Series 2017-R, Class A, 5.61%, 5/17/2023 ‡ (b)	12,954	12,954
Ford Credit Auto Lease Trust Series 2017-B, Class A3, 2.03%, 12/15/2020	13,343	13,211
Ford Credit Auto Owner Trust Series 2016-B, Class A3, 1.33%, 10/15/2020	5,936	5,896
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.70%, 4/25/2029 ‡ (h)	271	227
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.73%, 10/15/2020 (b)	3,463	3,463
Series 2015-1A, Class B, 4.43%, 12/15/2020 (b)	7,719	7,739
Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	10,500	10,926
Series 2018-1A, Class A, 2.82%, 7/15/2022 (b)	4,181	4,161
GM Financial Automobile Leasing Trust Series 2018-1, Class A3, 2.61%, 1/20/2021	30,920	30,806
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (d)	1,022	1,023
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	4,187	4,140
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (b)	10,266	10,298
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	25,197	24,410
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	7,181	7,216
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	31,644	31,186
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	32,479	32,438
Hero Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	29,748	29,953
HERO FUNDING (Cayman Islands) Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	37,500	38,437
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (b)	10,182	10,336
3.75%, 9/21/2044‡	15,344	14,367
Series 2016-4B, Class B, 5.75%, 9/20/2047 ‡ (b)	7,726	7,689
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	13,797	13,567
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (b)	3,787	3,780
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (b)	7,890	8,111
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	24,984	25,731
Hero Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (b)	13,551	13,483
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (b)	16,748	16,793
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.29%, 2/25/2024 (b)	23,659	23,234

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	4,334	4,268
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 2.16%, 3/25/2036 ‡ (h)	397	389
Hyundai Auto Receivables Trust
Series 2015-B, Class A3, 1.12%, 11/15/2019	1,463	1,459
Series 2016-A, Class A3, 1.56%, 9/15/2020	5,863	5,832
Series 2018-A, Class A3, 2.79%, 7/15/2022	10,456	10,441
Kabbage Asset Securitization LLC
Series 2017-1, Class A, 4.57%, 3/15/2022 (b)	75,570	76,351
Series 2017-1, Class B, 5.79%, 3/15/2022 ‡ (b)	23,690	24,212
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 1.20%, 9/25/2026 ‡ (b) (h)	8,141	115
Series 2014-1, Class A, IO, 1.34%, 10/25/2032 (b) (h)	29,607	1,043
Series 2012-4, Class A, IO, 1.03%, 9/25/2037 ‡ (b) (h)	70,238	2,002
Series 2012-2, Class A, IO, 0.99%, 8/25/2038 ‡ (b) (h)	45,413	1,073
Series 2013-2, Class A, IO, 1.68%, 3/25/2039 ‡ (b) (h)	35,998	1,508
Series 2012-6, Class A, IO, 0.63%, 5/25/2039 ‡ (b) (h)	30,116	452
Series 2014-2, Class A, IO, 3.12%, 4/25/2040 ‡ (b) (h)	10,341	841
Series 2015-2, Class A, IO, 2.83%, 7/25/2041 (b) (h)	16,007	1,649
LendingClub Issuance Trust
Series 2016-NP1, Class A, 3.75%, 6/15/2022 (b)	188	188
Series 2016-NP1, Class B, 6.50%, 6/15/2022 ‡ (b)	2,399	2,419
Series 2016-NP2, Class A, 3.00%, 1/17/2023 (b)	1,414	1,412
LendingPoint Funding Trust Series 2018-1, Class A2, 11/15/2024 ‡ (b) (h)	29,000	29,000
Lendmark Funding Trust
Series 2017-1A, Class A, 2.83%, 1/22/2024 (b)	16,439	16,291
Series 2017-1A, Class B, 3.77%, 12/22/2025 ‡ (b)	2,200	2,203
Series 2017-2A, Class A, 2.80%, 5/20/2026 (b)	23,070	22,904
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 2.71%, 2/25/2034 ‡ (h)	2,203	2,206
Series 2004-3, Class M1, 2.81%, 7/25/2034 ‡ (h)	376	374
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 2/15/2023 ‡ (b)	39,314	39,314
Series 2013-1, Class M, 7.75%, 2/15/2023 ‡ (b)	14,235	14,235
Mariner Finance Issuance Trust
Series 2017-AA, Class A, 3.62%, 2/20/2029 (b)	22,601	22,708
Series 2017-AA, Class B, 4.74%, 2/20/2029 ‡ (b)	7,750	7,853
Series 2017-AA, Class C, 6.73%, 2/20/2029 ‡ (b)	6,500	6,744
Series 2017-BA, Class B, 3.48%, 12/20/2029 ‡ (b)	7,000	6,874
Series 2017-BA, Class C, 4.57%, 12/20/2029 ‡ (b)	12,200	11,971
MarketPlace Loan Trust Series 2017-BS1, Class A, 3.50%, 1/18/2022 ‡ (b)	17,689	17,610
Marlette Funding Trust
Series 2016-1A, Class A, 3.06%, 1/17/2023 (b)	1,966	1,965
Series 2017-1A, Class A, 2.83%, 3/15/2024 (b)	13,101	13,098
Series 2017-3A, Class B, 3.01%, 12/15/2024 (b)	9,500	9,441
Series 2018-1A, Class A, 2.61%, 3/15/2028 (b)	24,848	24,780
Series 2018-1A, Class B, 3.19%, 3/15/2028 ‡ (b)	8,926	8,882
Series 2018-2A, Class A, 3.06%, 7/17/2028 (b)	21,512	21,512
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	6,932	7,660
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045 (b)	2,731	2,779
Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (b)	4,916	5,134
Nationstar HECM Loan Trust Series 2017-1A, Class M1, 2.94%, 5/25/2027 ‡ (b)	3,345	3,337
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.10%, 11/25/2033 ‡ (d)	1,803	1,821
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (b)	15,120	14,984
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class AT1, 2.52%, 8/17/2048 (b)	9,662	9,677
Series 2016-T1, Class DT1, 4.25%, 8/17/2048 ‡ (b)	4,384	4,396
Series 2017-T1, Class AT1, 2.50%, 9/15/2048 (b)	8,466	8,453

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	7,200	7,198
Series 2018, Class B, 4.61%, 2/9/2030	2,250	2,250
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	16,601	16,722
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A, 2.04%, 1/15/2021 (b)	687	687
Series 2016-1A, Class C, 4.58%, 9/15/2021 (b)	11,557	11,572
OneMain Financial Issuance Trust
Series 2015-2A, Class A, 2.57%, 7/18/2025 (b)	9,722	9,719
Series 2015-2A, Class B, 3.10%, 7/18/2025 ‡ (b)	11,620	11,618
Series 2015-1A, Class A, 3.19%, 3/18/2026 (b)	18,553	18,595
Series 2015-1A, Class B, 3.85%, 3/18/2026 (b)	10,800	10,874
Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	21,450	21,643
Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	12,500	12,857
Oportun Funding III LLC
Series 2016-B, Class A, 3.69%, 7/8/2021 (b)	24,511	24,489
Series 2016-B, Class B, 5.16%, 7/8/2021 (b)	2,677	2,679
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	12,817	12,727
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023 (b)	10,654	10,517
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (b)	35,735	35,658
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (b)	26,348	26,018
Series 2015-SFR2, Class B, 3.14%, 6/12/2032 (b)	7,295	7,220
Series 2015-SFR2, Class C, 3.44%, 6/12/2032 ‡ (b)	16,110	16,006
Series 2015-SFR2, Class E, 4.43%, 6/12/2032 (b)	8,917	8,944
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (b)	32,347	32,088
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	3,041	3,095
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (b)	4,000	4,125
Series 2017-SFR1, Class E, 4.26%, 8/17/2034 (b)	6,500	6,467
Series 2018-SFR1, Class E, 4.38%, 3/17/2035 ‡ (b)	6,200	6,197
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/2023 (b)	5,113	5,112
Series 2017-2A, Class A, 2.41%, 9/15/2023 (b)	9,045	9,028
Series 2017-3A, Class A, 2.36%, 11/15/2023 (b)	19,529	19,448
Series 2018-1A, Class A, 3.11%, 6/17/2024 (b)	36,431	36,437
Purchasing Power Funding LLC
Series 2018-A, Class B, 3.58%, 8/15/2022 ‡ (b)	6,845	6,859
Series 2018-A, Class C, 3.78%, 8/15/2022 ‡ (b)	6,795	6,777
RBSHD Trust Series 2013-1A, Class A, 7.69%, 10/25/2047 ‡ (b) (d)	2,480	2,210
RCM Fund 1 Issuer LLC Series 2017-1, Class A, 5.50%, 10/25/2021 ‡ (b)	34,500	34,500
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (d)	96	44
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	9,645	9,380
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (b)	41,461	41,399
Santander Drive Auto Receivables Trust Series 2018-1, Class D, 3.32%, 3/15/2024	32,463	32,079
Santander Retail Auto Lease Trust
Series 2018-A, Class A2A, 2.71%, 10/20/2020 (b)	23,927	23,911
Series 2018-A, Class A3, 2.93%, 5/20/2021 (b)	28,354	28,309
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.74%, 6/25/2033 (d)	387	391
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.46%, 1/25/2036 ‡ (d)	588	521
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 1/18/2022 (b)	704	703
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	7,349	7,342
SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (b)	5,685	5,651
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	4,345	4,263

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Spirit Master Funding LLC Series 2017-1A, Class A, 4.36%, 12/20/2047 (b)	30,074	30,224
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 4/25/2029 (b)	16,608	16,559
Springleaf Funding Trust
Series 2015-AA, Class A, 3.16%, 11/15/2024 (b)	27,532	27,529
Series 2015-AA, Class B, 3.62%, 11/15/2024 (b)	8,805	8,785
Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	16,735	16,755
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	8,243	8,310
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (d)	1,306	1,327
Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (d)	1,044	1,062
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	362	358
Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	747	732
TCF Auto Receivables Owner Trust Series 2016-1A, Class A3, 1.71%, 4/15/2021 (b)	22,684	22,576
Tesla Auto Lease Trust Series 2018-A, Class A, 2.32%, 12/20/2019 (b)	10,008	9,977
Tricolor Auto Securitization Trust Series 2018-1A, Class A, 5.05%, 12/15/2020 ‡ (b)	45,173	45,137
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	14,435	14,002
U.S. Residential Opportunity Fund IV Trust Series 2017-1IV, Class A, 3.35%, 11/27/2037 ‡ (b) (d)	29,066	28,780
Union Pacific Railroad Co. Pass-Through Trust Series 2003, 4.70%, 1/2/2024	117	121
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	1,134	1,155
Series 2016-1, Class B, 3.65%, 1/7/2026	1,009	984
Series 2018-1, Class A, 4.60%, 3/1/2026	4,242	4,226
Series A, Class A, 4.00%, 4/11/2026	8,731	8,730
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,823	2,707
Series 2016-1, Class A, 3.45%, 7/7/2028	6,693	6,543
Series 2018-1, Class AA, 3.50%, 3/1/2030	16,401	16,058
Series 2018-1, Class A, 3.70%, 3/1/2030	9,032	8,889
Upstart Securitization Trust Series 2017-1, Class A, 2.64%, 6/20/2024 (b)	9,023	9,011
USASF Receivables LLC Series 2017-1, Class A, 5.75%, 9/15/2030 ‡ (b)	18,044	17,951
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/2021 (b)	2,394	2,377
Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (b)	18,701	18,418
Veros Automobile Receivables Trust Series 2017-1, Class A, 2.84%, 4/17/2023 (b)	13,212	13,159
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (b)	31,900	31,900
VOLT LIV LLC Series 2017-NPL1, Class A1, 3.50%, 2/25/2047 (b) (d)	3,257	3,258
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25%, 5/25/2047 ‡ (b) (d)	7,322	7,272
VOLT LV LLC Series 2017-NPL2, Class A1, 3.50%, 3/25/2047 (b) (d)	9,332	9,309
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047 ‡ (b) (d)	12,999	12,934
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047 (b) (d)	8,407	8,351
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (b) (d)	51,257	51,201
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 ‡ (h)	38,926	38,468
VOLT XL LLC Series 2015-NP14, Class A1, 4.37%, 11/27/2045 ‡ (b) (d)	3,348	3,372
VOLT XXV LLC Series 2015-NPL8, Class A1, 3.50%, 6/26/2045 (b) (d)	22,850	22,832
Westgate Resorts LLC
Series 2015-1A, Class A, 2.75%, 5/20/2027 (b)	1,102	1,097
Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	11,212	11,119
Westlake Automobile Receivables Trust
Series 2016-3A, Class D, 3.58%, 1/18/2022 (b)	4,000	4,021
Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	8,210	8,177

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	8,261	8,290
Series 2018-1A, Class C, 2.92%, 5/15/2023 (b)	3,370	3,344
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	43,475	43,424

TOTAL ASSET-BACKED SECURITIES (Cost $3,673,013)		3,666,602

COLLATERALIZED MORTGAGE OBLIGATIONS – 8.9%
Acre 0.00%, 12/15/2020 ‡	42,290	42,290
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	6,212	6,368
Series 2005-J1, Class 1A4, IF, IO, 3.14%, 2/25/2035 ‡ (h)	1,383	34
Series 2005-1CB, Class 1A6, IF, IO, 5.14%, 3/25/2035 ‡ (h)	1,791	238
Series 2005-22T1, Class A2, IF, IO, 3.11%, 6/25/2035 ‡ (h)	6,430	599
Series 2005-20CB, Class 3A8, IF, IO, 2.79%, 7/25/2035 ‡ (h)	6,084	529
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	2,548	2,458
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	83	64
Series 2005-37T1, Class A2, IF, IO, 3.09%, 9/25/2035 ‡ (h)	21,112	2,142
Series 2005-54CB, Class 1A2, IF, IO, 2.89%, 11/25/2035 ‡ (h)	9,987	892
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	2,527	2,397
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	34	34
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	1,075	1,064
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (h)	80	82
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A, 4.50%, 11/25/2045 (b) (d)	896	897
Series 2015-1, Class M, 5.50%, 11/25/2045 ‡ (b) (d)	4,533	4,539
Aqua Finance Trust Series 2017-A, Class A, 3.72%, 11/15/2035 (b)	23,480	23,072
ASG Resecuritization Trust
Series 2011-1, Class 3A50, 3.89%, 11/28/2035 (b) (h)	960	959
Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b)	2,420	1,892
Banc of America Alternative Loan Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	31	30
Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	403	380
Series 2005-9, Class CBIO, IO, 5.50%, 10/25/2035 ‡	1,257	282
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	291	245
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	428	455
Series 2004-C, Class 1A1, 3.88%, 12/20/2034 (h)	690	693
Series 2005-E, Class 4A1, 3.68%, 3/20/2035 (h)	405	409
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	286	276
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	277	230
Series 2005-8, Class 30PO, PO, 1/25/2036 ‡ (h)	95	72
Series 2006-1, Class XPO, PO, 1/25/2036 ‡ (h)	167	131
Banc of America Mortgage Trust
Series 2004-9, Class 3PO, PO, 9/25/2032 ‡	1	1
Series 2004-9, Class 3A1, 6.50%, 9/25/2032	205	213
Series 2003-C, Class 3A1, 4.19%, 4/25/2033 (h)	172	175
Series 2004-J, Class 3A1, 3.75%, 11/25/2034 (h)	567	568
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b) (h)	966	988
Series 2012-RR10, Class 1A1, 2.13%, 2/26/2037 (b) (h)	188	188
Series 2010-RR7, Class 2A1, 3.56%, 7/26/2045 (b) (h)	6,049	5,983
Bear Stearns ALT-A Trust Series 2005-2, Class 1A1, 2.46%, 3/25/2035 (h)	606	606
Bear Stearns ARM Trust
Series 2003-2, Class A5, 3.61%, 11/25/2007 (b) (h)	1,127	1,144
Series 2003-7, Class 3A, 3.62%, 10/25/2033 (h)	90	90
Series 2004-2, Class 14A, 3.83%, 5/25/2034 (h)	611	615
Series 2006-1, Class A1, 3.67%, 2/25/2036 (h)	2,605	2,618
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	179	168

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	60	53
Chase Mortgage Finance Trust
Series 2007-A1, Class 9A1, 3.67%, 2/25/2037 (h)	682	676
Series 2007-A1, Class 1A3, 3.83%, 2/25/2037 (h)	539	538
Series 2007-A1, Class 7A1, 3.84%, 2/25/2037 (h)	120	120
Series 2007-A1, Class 2A1, 3.88%, 2/25/2037 (h)	1,097	1,123
Series 2007-A2, Class 2A1, 3.62%, 7/25/2037 (h)	680	692
Series 2007-A2, Class 1A1, 4.09%, 7/25/2037 (h)	447	448
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	93	93
Series 2004-J8, Class 1A2, 4.75%, 11/25/2019	10	10
Series 2002-18, PO, 11/25/2032 ‡ (h)	143	130
Series 2004-3, Class A26, 5.50%, 4/25/2034	310	316
Series 2004-3, Class A4, 5.75%, 4/25/2034	211	216
Series 2004-HYB1, Class 2A, 3.47%, 5/20/2034 (h)	159	161
Series 2004-HYB3, Class 2A, 3.58%, 6/20/2034 (h)	874	881
Series 2004-7, Class 2A1, 3.96%, 6/25/2034 (h)	100	103
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	1,531	1,553
Series 2004-HYB6, Class A3, 3.53%, 11/20/2034 (h)	446	455
Series 2005-14, Class A2, 5.50%, 7/25/2035	241	232
Series 2005-16, Class A23, 5.50%, 9/25/2035	121	117
Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (h)	1,679	1,499
Citicorp Mortgage Securities Trust
Series 2006-1, Class 2A1, 5.00%, 2/25/2021	54	55
Series 2006-4, Class 1A2, 6.00%, 8/25/2036	604	606
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 12/25/2018 ‡	2	2
Series 2003-HYB1, Class A, 3.74%, 9/25/2033 (h)	807	815
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 3.36%, 9/25/2033 (b) (h)	2,733	2,775
Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (b) (h)	921	933
Series 2009-5, Class 8A1, 6.00%, 6/25/2036 (b) (h)	303	303
Series 2009-8, Class 4A1, 6.00%, 11/25/2036 (b)	98	98
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (h)	3,915	4,034
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO1, PO, 12/25/2018 ‡	8	8
Series 2003-UST1, Class PO3, PO, 12/25/2018 ‡	2	2
Series 2003-UST1, Class A1, 5.50%, 12/25/2018	48	48
Series 2003-1, Class PO3, PO, 9/25/2033 ‡	44	41
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	63	64
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	59	57
Series 2003-1, Class PO2, PO, 10/25/2033 ‡	60	52
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	338	343
Series 2004-UST1, Class A6, 3.81%, 8/25/2034 (h)	335	328
Series 2005-1, Class 2A1A, 3.06%, 2/25/2035 (h)	260	227
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	1,217	1,250
Series 2005-5, Class 1A2, 3.95%, 8/25/2035 (h)	730	605
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (h) (k)	8,628	926
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-25, Class 2A1, 4.50%, 10/25/2018	1	1
Series 2003-23, Class 2A5, 5.00%, 10/25/2018	4	4
Series 2004-5, Class 5P, PO, 8/25/2019 ‡	2	2
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	157	157
Series 1997-2, Class A, 7.50%, 6/25/2020 (b)	1	1
Series 2003-1, Class DB1, 6.74%, 2/25/2033 (h)	796	804
Series 2003-AR15, Class 3A1, 3.99%, 6/25/2033 (h)	300	301
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	662	680
Series 2003-23, Class 1P, PO, 10/25/2033 ‡	459	402
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	815	824

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	397		402
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	612		637
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	974		1,017
Series 2005-9, Class AP, PO, 10/25/2035 ‡	176		137
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	2,205		30
Series 2005-10, Class AP, PO, 11/25/2035 ‡	115		80
CSMC Series 2010-17R, Class 1A1, 3.59%, 6/26/2036 (b) (h)	840		845
CVS Pass-Through Trust 8.35%, 7/10/2031 (b)	6,043		7,385
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.60%, 2/25/2020 (h)	261		261
Series 2005-3, Class 1A1, 3.86%, 6/25/2020 (h)	423		411
Deutsche Mortgage Securities, Inc., Mortgage Loan Trust Series 2004-1, Class 2APO, PO, 10/25/2018 ‡	1		1
DT Asset Trust 5.84%, 12/16/2022 ‡	21,900		21,876
FHLMC - GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	93		98
Series 24, Class ZE, 6.25%, 11/25/2023	66		70
Series 29, Class L, 7.50%, 4/25/2024	460		497
FHLMC Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	3,450		3,825
Series R007, Class ZA, 6.00%, 5/15/2036	4,670		5,173
FHLMC REMIC
Series 2637, Class SA, IF, IO, 4.18%, 6/15/2018 (h)	—	(i)	—	(i)
Series 2636, Class Z, 4.50%, 6/15/2018	—	(i)	—	(i)
Series 2651, Class VZ, 4.50%, 7/15/2018	11		11
Series 2758, Class AO, PO, 3/15/2019	57		56
Series 2134, Class PI, IO, 6.50%, 3/15/2019	2		—	(i)
Series 2934, Class EC, PO, 2/15/2020	613		603
Series 2934, Class HI, IO, 5.00%, 2/15/2020	183		6
Series 2934, Class KI, IO, 5.00%, 2/15/2020	99		3
Series 2347, Class VP, 6.50%, 3/15/2020	13		14
Series 23, Class F, 9.60%, 4/15/2020	1		1
Series 47, Class F, 10.00%, 6/15/2020	—	(i)	—	(i)
Series 46, Class B, 7.80%, 9/15/2020	—	(i)	—	(i)
Series 1807, Class G, 9.00%, 10/15/2020	2		2
Series 114, Class H, 6.95%, 1/15/2021	7		7
Series 85, Class C, 8.60%, 1/15/2021	—	(i)	—	(i)
Series 99, Class Z, 9.50%, 1/15/2021	1		1
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(i)	—	(i)
Series 1065, Class J, 9.00%, 4/15/2021	2		2
Series 1084, Class F, 2.87%, 5/15/2021 (h)	1		1
Series 1079, Class S, HB, IF, 27.48%, 5/15/2021 (h)	1		1
Series 1084, Class S, HB, IF, 36.59%, 5/15/2021 (h)	1		1
Series 1116, Class I, 5.50%, 8/15/2021	2		2
Series 1144, Class KB, 8.50%, 9/15/2021	13		14
Series 3688, Class CU, 6.89%, 11/15/2021 (h)	439		447
Series 1172, Class L, HB, 1,181.25%, 11/15/2021 (h)	—	(i)	—	(i)
Series 3253, PO, 12/15/2021	26		26
Series 1196, Class B, HB, IF, 962.15%, 1/15/2022 (h)	—	(i)	—	(i)
Series 3284, Class CB, 5.00%, 3/15/2022	1,564		1,585
Series 1206, Class IA, 7.00%, 3/15/2022	6		6
Series 1250, Class J, 7.00%, 5/15/2022	7		8
Series 1343, Class LB, 7.50%, 8/15/2022	11		12
Series 1343, Class LA, 8.00%, 8/15/2022	28		29
Series 1370, Class JA, 3.07%, 9/15/2022 (h)	19		19
Series 2512, Class PG, 5.50%, 10/15/2022	498		519
Series 1455, Class WB, IF, 3.72%, 12/15/2022 (h)	18		18
Series 2535, Class BK, 5.50%, 12/15/2022	159		165
Series 1470, Class F, 1.81%, 2/15/2023 (h)	3		3

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1466, Class PZ, 7.50%, 2/15/2023	183		196
Series 2586, Class HD, 5.50%, 3/15/2023	1,270		1,341
Series 1498, Class I, 3.07%, 4/15/2023 (h)	102		104
Series 2595, Class HC, 5.50%, 4/15/2023	1,273		1,351
Series 1502, Class PX, 7.00%, 4/15/2023	153		163
Series 1491, Class I, 7.50%, 4/15/2023	31		34
Series 1798, Class F, 5.00%, 5/15/2023	158		162
Series 1505, Class Q, 7.00%, 5/15/2023	16		18
Series 1518, Class G, IF, 7.03%, 5/15/2023 (h)	70		74
Series 204, Class E, HB, IF, 1,511.36%, 5/15/2023 (h)	—	(i)	—	(i)
Series 2033, Class J, 5.60%, 6/15/2023	313		326
Series 1541, Class O, 2.26%, 7/15/2023 (h)	64		64
Series 2638, Class DS, IF, 6.68%, 7/15/2023 (h)	92		94
Series 1541, Class M, HB, IF, 24.28%, 7/15/2023 (h)	13		17
Series 1570, Class F, 2.32%, 8/15/2023 (h)	4		4
Series 1608, Class L, 6.50%, 9/15/2023	443		472
Series 1573, Class PZ, 7.00%, 9/15/2023	120		128
Series 2571, Class SK, HB, IF, 26.23%, 9/15/2023 (h)	53		72
Series 2748, Class KO, PO, 10/15/2023	51		50
Series 1591, Class PV, 6.25%, 10/15/2023	74		78
Series 1602, Class SA, IF, 16.51%, 10/15/2023 (h)	46		55
Series 2709, Class PG, 5.00%, 11/15/2023	1,994		2,063
Series 2710, Class HB, 5.50%, 11/15/2023	497		520
Series 1642, Class PJ, 6.00%, 11/15/2023	174		183
Series 2720, Class PC, 5.00%, 12/15/2023	206		214
Series 1983, Class Z, 6.50%, 12/15/2023	98		104
Series 2283, Class K, 6.50%, 12/15/2023	170		180
Series 1658, Class GZ, 7.00%, 1/15/2024	60		64
Series 1700, Class GA, PO, 2/15/2024	59		57
Series 1865, Class D, PO, 2/15/2024	52		46
Series 1671, Class L, 7.00%, 2/15/2024	14		16
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	19		23
Series 1686, Class SH, IF, 14.92%, 2/15/2024 (h)	7		9
Series 1709, Class FA, 2.03%, 3/15/2024 (h)	5		5
Series 1699, Class FC, 2.52%, 3/15/2024 (h)	11		11
Series 1695, Class EB, 7.00%, 3/15/2024	57		61
Series 1706, Class K, 7.00%, 3/15/2024	314		336
Series 2033, Class SN, HB, IF, 27.78%, 3/15/2024 (h)	37		10
Series 1720, Class PL, 7.50%, 4/15/2024	198		212
Series 2306, Class K, PO, 5/15/2024	46		43
Series 2306, Class SE, IF, IO, 7.72%, 5/15/2024 (h)	109		17
Series 1737, Class L, 6.00%, 6/15/2024	192		213
Series 1745, Class D, 7.50%, 8/15/2024	51		56
Series 3614, Class QB, 4.00%, 12/15/2024	1,794		1,850
Series 2903, Class Z, 5.00%, 12/15/2024	575		601
Series 2967, Class S, HB, IF, 23.27%, 4/15/2025 (h)	173		205
Series 3684, Class CY, 4.50%, 6/15/2025	6,278		6,589
Series 3022, Class SX, IF, 12.08%, 8/15/2025 (h)	85		95
Series 3051, Class DP, IF, 19.59%, 10/15/2025 (h)	199		256
Series 3793, Class AB, 3.50%, 1/15/2026	6,000		6,148
Series 3659, Class VE, 5.00%, 3/15/2026	2,161		2,215
Series 1829, Class ZB, 6.50%, 3/15/2026	26		28
Series 1863, Class Z, 6.50%, 7/15/2026	204		230
Series 1890, Class H, 7.50%, 9/15/2026	30		33
Series 1899, Class ZE, 8.00%, 9/15/2026	91		103
Series 1927, Class ZA, 6.50%, 1/15/2027	148		167
Series 1927, Class PH, 7.50%, 1/15/2027	204		226
Series 1963, Class Z, 7.50%, 1/15/2027	74		82

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1935, Class FL, 2.62%, 2/15/2027 (h)	6	6
Series 1981, Class Z, 6.00%, 5/15/2027	173	183
Series 1970, Class PG, 7.25%, 7/15/2027	8	9
Series 1987, Class PE, 7.50%, 9/15/2027	80	90
Series 2019, Class Z, 6.50%, 12/15/2027	102	111
Series 2038, Class PN, IO, 7.00%, 3/15/2028	125	23
Series 2040, Class PE, 7.50%, 3/15/2028	378	423
Series 2054, Class PV, 7.50%, 5/15/2028	130	145
Series 2063, Class PG, 6.50%, 6/15/2028	196	221
Series 2064, Class TE, 7.00%, 6/15/2028	23	25
Series 2070, Class C, 6.00%, 7/15/2028	84	89
Series 2075, Class PM, 6.25%, 8/15/2028	401	426
Series 2075, Class PH, 6.50%, 8/15/2028	374	409
Series 2086, Class GB, 6.00%, 9/15/2028	71	76
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	148	17
Series 2095, Class PE, 6.00%, 11/15/2028	326	351
Series 2106, Class ZD, 6.00%, 12/15/2028	656	706
Series 2388, Class FB, 2.52%, 1/15/2029 (h)	150	152
Series 2110, Class PG, 6.00%, 1/15/2029	887	962
Series 2125, Class JZ, 6.00%, 2/15/2029	192	207
Series 2126, Class CB, 6.25%, 2/15/2029	1,014	1,093
Series 2132, Class SB, HB, IF, 22.29%, 3/15/2029 (h)	26	37
Series 2141, IO, 7.00%, 4/15/2029	13	1
Series 2169, Class TB, 7.00%, 6/15/2029	777	858
Series 2163, Class PC, IO, 7.50%, 6/15/2029	65	8
Series 2172, Class QC, 7.00%, 7/15/2029	398	444
Series 2176, Class OJ, 7.00%, 8/15/2029	222	247
Series 3800, Class AI, IO, 4.00%, 11/15/2029	1,444	103
Series 2196, Class TL, 7.50%, 11/15/2029	1	1
Series 2201, Class C, 8.00%, 11/15/2029	184	206
Series 2204, Class GB, IO, 8.27%, 12/20/2029 ‡ (h)	9	9
Series 2208, Class PG, 7.00%, 1/15/2030	357	400
Series 2209, Class TC, 8.00%, 1/15/2030	112	129
Series 2210, Class Z, 8.00%, 1/15/2030	372	429
Series 2224, Class CB, 8.00%, 3/15/2030	77	89
Series 3654, Class DC, 5.00%, 4/15/2030	6,098	6,590
Series 2230, Class Z, 8.00%, 4/15/2030	106	122
Series 2234, Class PZ, 7.50%, 5/15/2030	82	94
Series 2247, Class Z, 7.50%, 8/15/2030	87	97
Series 2256, Class MC, 7.25%, 9/15/2030	233	264
Series 2259, Class ZM, 7.00%, 10/15/2030	251	281
Series 2261, Class ZY, 7.50%, 10/15/2030	1	1
Series 2262, Class Z, 7.50%, 10/15/2030	24	27
Series 2271, Class PC, 7.25%, 12/15/2030	303	339
Series 2296, Class PD, 7.00%, 3/15/2031	150	167
Series 2313, Class LA, 6.50%, 5/15/2031	70	80
Series 2325, Class PM, 7.00%, 6/15/2031	134	151
Series 2359, Class ZB, 8.50%, 6/15/2031	314	355
Series 2333, Class HC, 6.00%, 7/15/2031	90	99
Series 2332, Class ZH, 7.00%, 7/15/2031	305	342
Series 2344, Class ZD, 6.50%, 8/15/2031	1,896	2,181
Series 2344, Class ZJ, 6.50%, 8/15/2031	186	208
Series 2345, Class NE, 6.50%, 8/15/2031	148	163
Series 2351, Class PZ, 6.50%, 8/15/2031	170	194
Series 2367, Class ME, 6.50%, 10/15/2031	157	176
Series 2399, Class OH, 6.50%, 1/15/2032	204	225
Series 2399, Class TH, 6.50%, 1/15/2032	273	302
Series 2418, Class FO, 2.82%, 2/15/2032 (h)	832	849

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2475, Class S, IF, IO, 6.08%, 2/15/2032 (h)	736		134
Series 2410, Class OE, 6.38%, 2/15/2032	206		220
Series 2410, Class NG, 6.50%, 2/15/2032	342		378
Series 2420, Class XK, 6.50%, 2/15/2032	339		375
Series 2410, Class QX, IF, IO, 6.73%, 2/15/2032 (h)	159		32
Series 2412, Class SP, IF, 12.26%, 2/15/2032 (h)	428		504
Series 2410, Class QS, IF, 14.51%, 2/15/2032 (h)	371		483
Series 2444, Class ES, IF, IO, 6.03%, 3/15/2032 (h)	309		56
Series 2450, Class SW, IF, IO, 6.08%, 3/15/2032 (h)	201		34
Series 2423, Class TB, 6.50%, 3/15/2032	456		514
Series 2430, Class WF, 6.50%, 3/15/2032	474		529
Series 2423, Class MC, 7.00%, 3/15/2032	297		332
Series 2423, Class MT, 7.00%, 3/15/2032	371		416
Series 2434, Class ZA, 6.50%, 4/15/2032	1,062		1,198
Series 2435, Class CJ, 6.50%, 4/15/2032	734		811
Series 2441, Class GF, 6.50%, 4/15/2032	115		127
Series 2434, Class TC, 7.00%, 4/15/2032	674		750
Series 2436, Class MC, 7.00%, 4/15/2032	220		242
Series 2455, Class GK, 6.50%, 5/15/2032	340		372
Series 2450, Class GZ, 7.00%, 5/15/2032	300		340
Series 2458, Class ZM, 6.50%, 6/15/2032	318		344
Series 2466, Class DH, 6.50%, 6/15/2032	217		245
Series 2466, Class PH, 6.50%, 6/15/2032	421		465
Series 2474, Class NR, 6.50%, 7/15/2032	342		385
Series 2484, Class LZ, 6.50%, 7/15/2032	491		558
Series 3393, Class JO, PO, 9/15/2032	1,185		1,039
Series 2500, Class MC, 6.00%, 9/15/2032	480		527
Series 2650, Class SO, PO, 12/15/2032	—	(i)	—	(i)
Series 2835, Class QO, PO, 12/15/2032	63		53
Series 2571, Class FY, 2.67%, 12/15/2032 (h)	470		479
Series 2543, Class YX, 6.00%, 12/15/2032	870		955
Series 2544, Class HC, 6.00%, 12/15/2032	448		496
Series 2571, Class SY, IF, 14.00%, 12/15/2032 (h)	277		343
Series 2552, Class ME, 6.00%, 1/15/2033	620		683
Series 2567, Class QD, 6.00%, 2/15/2033	457		505
Series 2575, Class ME, 6.00%, 2/15/2033	2,226		2,422
Series 2596, Class QG, 6.00%, 3/15/2033	371		388
Series 2586, Class WI, IO, 6.50%, 3/15/2033	246		46
Series 2631, Class SA, IF, 11.33%, 6/15/2033 (h)	825		982
Series 2653, Class PZ, 5.00%, 7/15/2033	6,272		6,756
Series 2642, Class SL, IF, 5.85%, 7/15/2033 (h)	4		4
Series 2692, Class SC, IF, 9.45%, 7/15/2033 (h)	252		282
Series 4238, Class WY, 3.00%, 8/15/2033	4,297		4,144
Series 2671, Class S, IF, 11.24%, 9/15/2033 (h)	239		284
Series 2733, Class SB, IF, 6.28%, 10/15/2033 (h)	6,887		7,112
Series 2780, Class SY, IF, 12.28%, 11/15/2033 (h)	119		148
Series 2722, Class PF, 2.52%, 12/15/2033 (h)	1,947		1,959
Series 3920, Class LP, 5.00%, 1/15/2034	2,922		3,078
Series 2744, Class PE, 5.50%, 2/15/2034	75		78
Series 2802, Class OH, 6.00%, 5/15/2034	1,726		1,854
Series 2990, Class SL, IF, 17.46%, 6/15/2034 (h)	621		717
Series 3611, PO, 7/15/2034	1,227		1,043
Series 3305, Class MG, IF, 4.14%, 7/15/2034 (h)	482		505
Series 3779, Class IH, IO, 4.00%, 11/15/2034	342		1
Series 2990, Class GO, PO, 2/15/2035	375		332
Series 2929, Class MS, IF, 19.72%, 2/15/2035 (h)	479		587
Series 3077, Class TO, PO, 4/15/2035	597		539
Series 2968, Class EH, 6.00%, 4/15/2035	9,187		10,127

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2981, Class FA, 2.32%, 5/15/2035 (h)	637	638
Series 2988, Class AF, 2.22%, 6/15/2035 (h)	760	759
Series 2990, Class WP, IF, 12.08%, 6/15/2035 (h)	26	31
Series 3014, Class OD, PO, 8./15/2035	70	63
Series 3085, Class WF, 2.72%, 8/15/2035 (h)	629	642
Series 3029, Class SO, PO, 9/15/2035	258	231
Series 3064, Class SG, IF, 13.60%, 11/15/2035 (h)	367	457
Series 3101, Class UZ, 6.00%, 1/15/2036	1,409	1,569
Series 3102, Class HS, IF, 17.53%, 1/15/2036 (h)	104	137
Series 3117, Class AO, PO, 2/15/2036	1,117	1,025
Series 3117, Class EO, PO, 2/15/2036	316	268
Series 3117, Class OG, PO, 2/15/2036	375	334
Series 3117, Class OK, PO, 2/15/2036	274	231
Series 3122, Class OH, PO, 3/15/2036	685	606
Series 3122, Class OP, PO, 3/15/2036	624	572
Series 3134, PO, 3/15/2036	75	66
Series 3122, Class ZB, 6.00%, 3/15/2036	20	26
Series 3138, PO, 4/15/2036	413	365
Series 3147, PO, 4/15/2036	1,316	1,208
Series 3607, Class AO, PO, 4/15/2036	753	632
Series 3607, Class BO, PO, 4/15/2036	1,379	1,176
Series 3137, Class XP, 6.00%, 4/15/2036	910	1,000
Series 3219, Class DI, IO, 6.00%, 4/15/2036	765	157
Series 3819, Class ZQ, 6.00%, 4/15/2036	7,488	8,263
Series 3149, Class SO, PO, 5/15/2036	124	97
Series 3151, PO, 5/15/2036	385	334
Series 3153, Class EO, PO, 5/15/2036	580	486
Series 3233, Class OP, PO, 5/15/2036	114	97
Series 3998, Class GF, 2.37%, 5/15/2036 (h)	5,366	5,392
Series 3710, Class FL, 2.42%, 5/15/2036 (h)	2,297	2,307
Series 3171, Class MO, PO, 6/15/2036	1,251	1,134
Series 3164, Class MG, 6.00%, 6/15/2036	244	267
Series 3523, Class SD, IF, 14.39%, 6/15/2036 (h)	230	287
Series 3179, Class OA, PO, 7/15/2036	268	232
Series 3194, Class SA, IF, IO, 5.18%, 7/15/2036 (h)	93	7
Series 3181, Class AZ, 6.50%, 7/15/2036	1,225	1,383
Series 3195, Class PD, 6.50%, 7/15/2036	838	925
Series 3200, PO, 8/15/2036	405	347
Series 3202, Class HI, IF, IO, 4.73%, 8/15/2036 (h)	6,128	872
Series 3200, Class AY, 5.50%, 8/15/2036	1,799	1,942
Series 3645, Class KZ, 5.50%, 8/15/2036	642	669
Series 3213, Class OA, PO, 9/15/2036	235	212
Series 3218, Class AO, PO, 9/15/2036	176	136
Series 3225, Class EO, PO, 10/15/2036	453	389
Series 3232, Class ST, IF, IO, 4.78%, 10/15/2036 (h)	623	91
Series 3704, Class DT, 7.50%, 11/15/2036	6,084	6,913
Series 3256, PO, 12/15/2036	229	192
Series 3704, Class CT, 7.00%, 12/15/2036	15,355	17,342
Series 3704, Class ET, 7.50%, 12/15/2036	5,148	5,992
Series 3261, Class OA, PO, 1/15/2037	235	199
Series 3260, Class CS, IF, IO, 4.22%, 1/15/2037 (h)	419	57
Series 3274, Class JO, PO, 2/15/2037	74	65
Series 3510, Class OD, PO, 2/15/2037	636	569
Series 3275, Class FL, 2.36%, 2/15/2037 (h)	428	429
Series 3274, Class B, 6.00%, 2/15/2037	709	769
Series 3286, PO, 3/15/2037	123	114
Series 3290, Class SB, IF, IO, 4.53%, 3/15/2037 (h)	630	72
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (h)	220	255
Series 3373, Class TO, PO, 4/15/2037	293	262
Series 3302, Class UT, 6.00%, 4/15/2037	690	753
Series 3316, PO, 5/15/2037	454	407
Series 3318, Class AO, PO, 5/15/2037	23	17

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 3607, PO, 5/15/2037	2,520	2,131
Series 3315, Class HZ, 6.00%, 5/15/2037	876	887
Series 3326, Class JO, PO, 6/15/2037	54	50
Series 3331, PO, 6/15/2037	247	217
Series 3607, Class OP, PO, 7/15/2037	2,211	1,889
Series 4032, Class TO, PO, 7/15/2037	3,456	3,054
Series 4048, Class FJ, 2.31%, 7/15/2037 (h)	10,761	10,760
Series 3747, Class HI, IO, 4.50%, 7/15/2037	1,147	13
Series 3344, Class SL, IF, IO, 4.68%, 7/15/2037 (h)	524	60
Series 3759, Class HI, IO, 4.00%, 8/15/2037	2,150	61
Series 3365, PO, 9/15/2037	358	324
Series 3371, Class FA, 2.52%, 9/15/2037 (h)	174	175
Series 3760, Class GI, IO, 4.00%, 10/15/2037	1,245	26
Series 3760, Class NI, IO, 4.00%, 10/15/2037	487	5
Series 3387, Class SA, IF, IO, 4.50%, 11/15/2037 (h)	2,936	283
Series 3383, Class SA, IF, IO, 4.53%, 11/15/2037 (h)	1,865	206
Series 3404, Class SC, IF, IO, 4.08%, 1/15/2038 (h)	3,463	447
Series 3422, Class SE, IF, 12.65%, 2/15/2038 (h)	139	157
Series 3423, Class PB, 5.50%, 3/15/2038	2,890	3,137
Series 3424, Class PI, IF, IO, 4.88%, 4/15/2038 (h)	1,402	176
Series 3453, Class B, 5.50%, 5/15/2038	616	648
Series 3455, Class SE, IF, IO, 4.28%, 6/15/2038 (h)	1,528	208
Series 3461, Class LZ, 6.00%, 6/15/2038	154	168
Series 3461, Class Z, 6.00%, 6/15/2038	4,016	4,309
Series 3481, Class SJ, IF, IO, 3.93%, 8/15/2038 (h)	2,650	299
Series 3895, Class WA, 5.70%, 10/15/2038 (h)	1,111	1,211
Series 3501, Class CB, 5.50%, 1/15/2039	2,063	2,228
Series 3546, Class A, 3.21%, 2/15/2039 (h)	946	966
Series 3511, Class SA, IF, IO, 4.08%, 2/15/2039 (h)	1,002	121
Series 4095, Class FB, 2.32%, 4/15/2039 (h)	4,263	4,279
Series 4087, Class FA, 2.37%, 5/15/2039 (h)	4,643	4,624
Series 3531, Class SM, IF, IO, 4.18%, 5/15/2039 (h)	356	22
Series 3531, Class SA, IF, IO, 4.38%, 5/15/2039 (h)	1,283	81
Series 3549, Class FA, 3.12%, 7/15/2039 (h)	414	423
Series 3680, Class MA, 4.50%, 7/15/2039	6,850	7,132
Series 4073, Class MF, 2.37%, 8/15/2039 (h)	1,310	1,313
Series 4219, Class JA, 3.50%, 8/15/2039	5,301	5,377
Series 3607, Class TO, PO, 10/15/2039	1,183	979
Series 3795, Class EI, IO, 5.00%, 10/15/2039	3,359	437
Series 3608, Class SC, IF, IO, 4.33%, 12/15/2039 (h)	1,077	155
Series 3621, Class BO, PO, 1/15/2040	1,182	1,019
Series 3802, Class LS, IF, IO, 1.34%, 1/15/2040 (h)	12,015	696
Series 3632, Class BS, IF, 11.10%, 2/15/2040 (h)	3,695	4,283
Series 3966, Class BF, 2.42%, 10/15/2040 (h)	1,673	1,683
Series 3740, Class SB, IF, IO, 4.08%, 10/15/2040 (h)	5,408	667
Series 3740, Class SC, IF, IO, 4.08%, 10/15/2040 (h)	3,858	480
Series 3801, Class GB, 4.50%, 11/15/2040	1,072	1,122
Series 3860, Class PZ, 5.00%, 5/15/2041	10,455	11,421
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	2,877	2,908
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	8,603	8,963
Series 4048, Class FB, 2.32%, 10/15/2041 (h)	7,787	7,829
Series 3957, Class B, 4.00%, 11/15/2041	6,653	6,801
Series 3966, Class NA, 4.00%, 12/15/2041	3,636	3,766
Series 4012, Class FN, 2.42%, 3/15/2042 (h)	8,597	8,647
Series 4077, Class FB, 2.42%, 7/15/2042 (h)	3,978	3,994
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,674
Series 4257, Class DZ, 2.50%, 10/15/2043	5,490	4,593
Series 4374, Class NC, 3.75%, 2/15/2046 (d)	10,150	10,283
Series 3688, Class GT, 7.31%, 11/15/2046 (h)	7,679	8,725

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
FHLMC STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	132	2
Series 243, Class 17, IO, 4.50%, 12/15/2020	105	3
Series 134, Class B, IO, 9.00%, 4/1/2022	1	—	(i)
Series 197, PO, Zero Coupon, 4/1/2028	676	603
Series 233, Class 11, IO, 5.00%, 9/15/2035	1,392	270
Series 233, Class 12, IO, 5.00%, 9/15/2035	1,165	262
Series 233, Class 13, IO, 5.00%, 9/15/2035	2,159	463
Series 239, Class S30, IF, IO, 5.78%, 8/15/2036 (h)	4,082	701
Series 264, Class F1, 2.47%, 7/15/2042 (h)	21,833	22,137
Series 262, Class 35, 3.50%, 7/15/2042	45,932	46,005
Series 270, Class F1, 2.42%, 8/15/2042 (h)	8,756	8,846
Series 299, Class 300, 3.00%, 1/15/2043	4,924	4,855
Series 310, PO, Zero Coupon, 9/15/2043	9,658	7,693
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.58%, 7/25/2032 (h)	560	581
Series T-48, Class 1A, 5.03%, 7/25/2033 (h)	1,691	1,756
Series T-76, Class 2A, 4.17%, 10/25/2037 (h)	12,984	13,122
Series T-42, Class A5, 7.50%, 2/25/2042	2,276	2,568
Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	383	445
Series T-54, Class 2A, 6.50%, 2/25/2043	2,309	2,617
Series T-54, Class 3A, 7.00%, 2/25/2043	768	870
Series T-56, Class A5, 5.23%, 5/25/2043	5,335	5,801
Series T-57, Class 1AP, PO, 7/25/2043	215	180
Series T-57, Class 1A3, 7.50%, 7/25/2043	557	652
Series T-58, Class APO, PO, 9/25/2043	244	195
Series T-58, Class 4A, 7.50%, 9/25/2043	2,969	3,399
Series T-59, Class 1AP, PO, 10/25/2043	274	206
Series T-59, Class 1A2, 7.00%, 10/25/2043	3,086	3,523
Series T-62, Class 1A1, 2.40%, 10/25/2044 (h)	4,922	4,921
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	1,003	846
Series 2007-FA4, Class 1A2, IF, IO, 3.69%, 8/25/2037 ‡ (h)	8,401	1,432
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2, 3.72%, 2/25/2035 (h)	180	181
Series 2005-AR1, Class 2A2, 3.99%, 4/25/2035 (h)	992	1,014
FNMA 3.67%, 7/1/2032 (j)	31,000	31,209
FNMA Grantor Trust
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (h)	775	839
Series 2001-T3, Class A1, 7.50%, 11/25/2040	1,204	1,353
Series 2002-T16, Class A2, 7.00%, 7/25/2042	1,265	1,432
Series 2004-T2, Class 2A, 4.14%, 7/25/2043 (h)	1,404	1,478
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	2,289	2,595
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	342	381
Series 2004-T3, Class PT1, 10.47%, 1/25/2044 (h)	284	330
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	3,362	3,737
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	1,426	1,611
FNMA REMIC
Series 2003-81, Class HC, 4.75%, 9/25/2018	9	9
Series 2004-21, Class AE, 4.00%, 4/25/2019	9	9
Series 1989-70, Class G, 8.00%, 10/25/2019	4	4
Series 2004-81, Class AC, 4.00%, 11/25/2019	13	13
Series 1989-83, Class H, 8.50%, 11/25/2019	3	3
Series 1989-89, Class H, 9.00%, 11/25/2019	1	1
Series 1989-78, Class H, 9.40%, 11/25/2019	2	2
Series 1990-7, Class B, 8.50%, 1/25/2020	1	1
Series 1990-1, Class D, 8.80%, 1/25/2020	2	2
Series 1990-60, Class K, 5.50%, 6/25/2020	1	1
Series 1990-63, Class H, 9.50%, 6/25/2020	1	1

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1990-93, Class G, 5.50%, 8/25/2020	1		1
Series 1990-102, Class J, 6.50%, 8/25/2020	13		13
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(i)	—	(i)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(i)	—	(i)
Series 1990-120, Class H, 9.00%, 10/25/2020	7		7
Series 1990-134, Class SC, IF, 18.66%, 11/25/2020 (h)	1		1
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(i)	—	(i)
Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(i)	—	(i)
Series 1991-24, Class Z, 5.00%, 3/25/2021	2		2
Series 2001-4, Class PC, 7.00%, 3/25/2021	74		76
Series 1991-42, Class S, IF, 14.25%, 5/25/2021 (h)	1		1
Series G-14, Class L, 8.50%, 6/25/2021	2		2
Series G-18, Class Z, 8.75%, 6/25/2021	7		7
Series G-17, Class S, HB, 879.55%, 6/25/2021 (h)	—	(i)	—	(i)
Series 2001-48, Class Z, 6.50%, 9/25/2021	525		548
Series G-28, Class S, IF, 13.14%, 9/25/2021 (h)	2		2
Series G-35, Class M, 8.75%, 10/25/2021	13		13
Series G-51, Class SA, HB, IF, 21.70%, 12/25/2021 (h)	1		2
Series 2002-5, Class PK, 6.00%, 2/25/2022	535		557
Series 2002-1, Class HC, 6.50%, 2/25/2022	90		94
Series 2007-15, Class NO, PO, 3/25/2022	202		195
Series G92-27, Class SQ, HB, IF, 9,570.10%, 5/25/2022 (h)	—	(i)	—	(i)
Series 1992-101, Class J, 7.50%, 6/25/2022	1		1
Series G92-42, Class Z, 7.00%, 7/25/2022	8		8
Series G92-35, Class E, 7.50%, 7/25/2022	89		94
Series 1992-117, Class MA, 8.00%, 7/25/2022	112		120
Series G92-44, Class ZQ, 8.00%, 7/25/2022	4		4
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	1
Series 1992-136, Class PK, 6.00%, 8/25/2022	16		17
Series 1996-59, Class J, 6.50%, 8/25/2022	22		23
Series G92-52, Class FD, 1.98%, 9/25/2022 (h)	8		8
Series 1992-143, Class MA, 5.50%, 9/25/2022	12		12
Series 2002-54, Class PG, 6.00%, 9/25/2022	683		715
Series G92-54, Class ZQ, 7.50%, 9/25/2022	71		75
Series 1992-163, Class M, 7.75%, 9/25/2022	39		41
Series 1992-150, Class M, 8.00%, 9/25/2022	112		120
Series G92-62, Class B, PO, 10/25/2022	11		10
Series G92-59, Class F, 1.52%, 10/25/2022 (h)	7		7
Series G92-61, Class Z, 7.00%, 10/25/2022	19		20
Series 1992-188, Class PZ, 7.50%, 10/25/2022	61		65
Series G93-1, Class KA, 7.90%, 1/25/2023	63		68
Series G93-5, Class Z, 6.50%, 2/25/2023	27		28
Series 1997-61, Class ZC, 7.00%, 2/25/2023	273		291
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	10		13
Series 2003-17, Class EQ, 5.50%, 3/25/2023	1,227		1,280
Series G93-14, Class J, 6.50%, 3/25/2023	20		21
Series 1993-37, Class PX, 7.00%, 3/25/2023	173		183
Series 1993-25, Class J, 7.50%, 3/25/2023	66		70
Series 1993-21, Class KA, 7.70%, 3/25/2023	27		29
Series 1998-4, Class C, PO, 4/25/2023	11		10
Series 2003-23, Class EQ, 5.50%, 4/25/2023	2,282		2,400
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	44		47
Series 1993-54, Class Z, 7.00%, 4/25/2023	57		61
Series 1998-43, Class SA, IF, IO, 15.70%, 4/25/2023 (h)	53		14
Series 1993-62, Class SA, IF, 18.63%, 4/25/2023 (h)	28		33
Series 2003-39, Class LW, 5.50%, 5/25/2023	542		566
Series 1993-56, Class PZ, 7.00%, 5/25/2023	658		703
Series 2008-47, Class SI, IF, IO, 4.54%, 6/25/2023 (h)	326		13

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2003-83, Class PG, 5.00%, 6/25/2023	175	176
Series 2008-61, Class BH, 4.50%, 7/25/2023	858	900
Series 1993-136, Class ZB, 5.39%, 7/25/2023 (h)	294	312
Series 1993-122, Class M, 6.50%, 7/25/2023	15	16
Series 1993-99, Class Z, 7.00%, 7/25/2023	342	364
Series 2002-1, Class G, 7.00%, 7/25/2023	212	225
Series G93-27, Class FD, 2.84%, 8/25/2023 (h)	38	38
Series 1999-38, Class SK, IF, IO, 6.09%, 8/25/2023 (h)	11	1
Series 2002-83, Class CS, 6.88%, 8/25/2023	297	313
Series 1993-141, Class Z, 7.00%, 8/25/2023	528	561
Series 1996-14, Class SE, IF, IO, 7.87%, 8/25/2023 (h)	270	37
Series 1993-205, Class H, PO, 9/25/2023	25	24
Series G93-37, Class H, PO, 9/25/2023	10	9
Series 2008-76, Class GF, 2.61%, 9/25/2023 (h)	35	35
Series 1993-178, Class PK, 6.50%, 9/25/2023	28	30
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	20	21
Series 1993-165, Class SD, IF, 13.13%, 9/25/2023 (h)	16	17
Series 1993-183, Class KA, 6.50%, 10/25/2023	422	470
Series 1993-189, Class PL, 6.50%, 10/25/2023	174	185
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	9	11
Series 1999-52, Class NS, IF, 17.89%, 10/25/2023 (h)	26	32
Series 1993-179, Class SB, HB, IF, 26.19%, 10/25/2023 (h)	14	17
Series 1994-9, Class E, PO, 11/25/2023	3	3
Series 1995-19, Class Z, 6.50%, 11/25/2023	160	177
Series 1993-230, Class FA, 2.56%, 12/25/2023 (h)	13	13
Series 1993-247, Class FE, 2.96%, 12/25/2023 (h)	34	35
Series 1993-225, Class UB, 6.50%, 12/25/2023	42	45
Series 1993-247, Class SU, IF, 12.13%, 12/25/2023 (h)	16	18
Series 2002-1, Class UD, IF, 17.64%, 12/25/2023 (h)	34	42
Series 1993-247, Class SA, HB, IF, 27.41%, 12/25/2023 (h)	42	53
Series 2009-9, IO, 5.00%, 2/25/2024	343	13
Series 2009-15, Class MI, IO, 5.00%, 3/25/2024	73	2
Series 2009-18, IO, 5.00%, 3/25/2024	92	3
Series 1994-37, Class L, 6.50%, 3/25/2024	137	145
Series 1994-40, Class Z, 6.50%, 3/25/2024	789	843
Series 1994-62, Class PK, 7.00%, 4/25/2024	1,151	1,221
Series 1994-63, Class PK, 7.00%, 4/25/2024	499	540
Series 2004-53, Class NC, 5.50%, 7/25/2024	140	146
Series 2004-65, Class EY, 5.50%, 8/25/2024	1,343	1,412
Series 2004-81, Class JG, 5.00%, 11/25/2024	2,106	2,189
Series 1995-2, Class Z, 8.50%, 1/25/2025	29	30
Series G95-1, Class C, 8.80%, 1/25/2025	57	63
Series 2011-17, Class EF, 2.26%, 7/25/2025 (h)	71	71
Series 2005-67, Class EY, 5.50%, 8/25/2025	1,278	1,358
Series 2005-121, Class DX, 5.50%, 1/25/2026	880	930
Series 2006-94, Class GK, HB, IF, 23.45%, 10/25/2026 (h)	183	238
Series 1996-48, Class Z, 7.00%, 11/25/2026	277	299
Series 1997-20, IO, 1.84%, 3/25/2027 (h)	138	3
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (h)	46	1
Series 1997-27, Class J, 7.50%, 4/18/2027	50	56
Series 1997-29, Class J, 7.50%, 4/20/2027	78	88
Series 1997-32, Class PG, 6.50%, 4/25/2027	180	200
Series 1997-39, Class PD, 7.50%, 5/20/2027	303	341
Series 2012-47, Class HF, 2.36%, 5/25/2027 (h)	25,455	25,605
Series 1997-42, Class ZC, 6.50%, 7/18/2027	16	18
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	81	9

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1998-36, Class ZB, 6.00%, 7/18/2028	105	116
Series 2008-55, Class S, IF, IO, 5.64%, 7/25/2028 (h)	2,645	297
Series 1998-66, Class SB, IF, IO, 6.19%, 12/25/2028 (h)	89	7
Series 2009-11, Class NB, 5.00%, 3/25/2029	2,364	2,472
Series 1999-18, Class Z, 5.50%, 4/18/2029	227	242
Series 1999-17, Class C, 6.35%, 4/25/2029	59	63
Series 1999-62, Class PB, 7.50%, 12/18/2029	88	99
Series 2000-2, Class ZE, 7.50%, 2/25/2030	515	579
Series 2000-20, Class SA, IF, IO, 7.14%, 7/25/2030 (h)	171	23
Series 2000-52, IO, 8.50%, 1/25/2031	24	5
Series 2001-7, Class PF, 7.00%, 3/25/2031	56	63
Series 2011-31, Class DB, 3.50%, 4/25/2031	9,416	9,547
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	312	68
Series 2001-30, Class PM, 7.00%, 7/25/2031	182	206
Series 2001-36, Class DE, 7.00%, 8/25/2031	361	400
Series 2001-49, Class Z, 6.50%, 9/25/2031	78	86
Series 2001-44, Class MY, 7.00%, 9/25/2031	500	564
Series 2001-44, Class PD, 7.00%, 9/25/2031	92	103
Series 2001-44, Class PU, 7.00%, 9/25/2031	90	101
Series 2001-60, Class QS, IF, 17.64%, 9/25/2031 (h)	236	307
Series 2001-52, Class KB, 6.50%, 10/25/2031	55	59
Series 2003-52, Class SX, IF, 17.07%, 10/25/2031 (h)	151	208
Series 2001-60, Class PX, 6.00%, 11/25/2031	573	626
Series 2001-61, Class Z, 7.00%, 11/25/2031	612	690
Series 2004-74, Class SW, IF, 11.63%, 11/25/2031 (h)	174	217
Series 2001-72, Class SX, IF, 12.90%, 12/25/2031 (h)	16	19
Series 2001-81, Class LO, PO, 1/25/2032	24	21
Series 2002-1, Class SA, IF, 18.82%, 2/25/2032 (h)	39	54
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	605	30
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	8	10
Series 2002-21, Class LO, PO, 4/25/2032	19	16
Series 2002-15, Class ZA, 6.00%, 4/25/2032	1,511	1,668
Series 2002-21, Class PE, 6.50%, 4/25/2032	272	300
Series 2002-28, Class PK, 6.50%, 5/25/2032	550	606
Series 2002-37, Class Z, 6.50%, 6/25/2032	231	258
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	1,037	153
Series 2002-48, Class GH, 6.50%, 8/25/2032	640	715
Series 2004-79, Class S, IF, 14.41%, 8/25/2032 (h)	241	247
Series 2002-71, Class AP, 5.00%, 11/25/2032	151	157
Series 2011-39, Class ZA, 6.00%, 11/25/2032	4,298	4,709
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	191	212
Series 2004-61, Class SH, IF, 16.15%, 11/25/2032 (h)	71	93
Series 2004-59, Class BG, PO, 12/25/2032	125	107
Series 2002-78, Class Z, 5.50%, 12/25/2032	1,401	1,442
Series 2002-77, Class S, IF, 10.89%, 12/25/2032 (h)	103	117
Series 2003-9, Class NZ, 6.50%, 2/25/2033	202	219
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	259	31
Series 2003-22, Class UD, 4.00%, 4/25/2033	2,304	2,369
Series 2003-35, Class EA, PO, 5/25/2033	64	54
Series 2003-42, Class GB, 4.00%, 5/25/2033	120	123
Series 2003-34, Class AX, 6.00%, 5/25/2033	398	436
Series 2003-34, Class ED, 6.00%, 5/25/2033	1,608	1,692
Series 2003-34, Class GE, 6.00%, 5/25/2033	1,033	1,105
Series 2003-39, IO, 6.00%, 5/25/2033 (h)	100	22
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	968	201
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	1,681	207
Series 2004-4, Class QI, IF, IO, 5.14%, 6/25/2033 (h)	752	40
Series 2003-47, Class PE, 5.75%, 6/25/2033	659	718

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2004-4, Class QM, IF, 10.28%, 6/25/2033 (h)	559	602
Series 2003-64, Class SX, IF, 8.98%, 7/25/2033 (h)	264	293
Series 2004-36, Class SN, IF, 10.28%, 7/25/2033 (h)	140	142
Series 2003-132, Class OA, PO, 8/25/2033	59	56
Series 2003-71, Class DS, IF, 4.92%, 8/25/2033 (h)	858	844
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	2,376	403
Series 2003-73, Class HC, 5.50%, 8/25/2033	1,134	1,227
Series 2003-74, Class SH, IF, 6.64%, 8/25/2033 (h)	81	90
Series 2005-56, Class TP, IF, 12.27%, 8/25/2033 (h)	378	421
Series 2003-91, Class SD, IF, 9.23%, 9/25/2033 (h)	175	194
Series 2013-100, Class WB, 3.00%, 10/25/2033	7,887	7,489
Series 2003-105, Class AZ, 5.50%, 10/25/2033	8,278	8,942
Series 2003-116, Class SB, IF, IO, 5.64%, 11/25/2033 (h)	1,259	201
Series 2006-44, Class P, PO, 12/25/2033	935	776
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	6,561	7,380
Series 2003-130, Class CS, IF, 10.18%, 12/25/2033 (h)	152	157
Series 2004-87, Class F, 2.71%, 1/25/2034 (h)	1,433	1,463
Series 2003-130, Class SX, IF, 8.58%, 1/25/2034 (h)	55	61
Series 2003-131, Class SK, IF, 12.28%, 1/25/2034 (h)	139	154
Series 2004-36, Class PC, 5.50%, 2/25/2034	100	101
Series 2004-10, Class SC, HB, IF, 20.76%, 2/25/2034 (h)	170	182
Series 2004-46, Class EP, PO, 3/25/2034	1,155	1,035
Series 2004-28, Class PF, 2.36%, 3/25/2034 (h)	1,059	1,063
Series 2004-17, Class H, 5.50%, 4/25/2034	2,332	2,535
Series 2004-25, Class SA, IF, 14.14%, 4/25/2034 (h)	632	787
Series 2004-36, Class FA, 2.36%, 5/25/2034 (h)	2,642	2,655
Series 2004-46, Class SK, IF, 11.11%, 5/25/2034 (h)	163	192
Series 2004-36, Class SA, IF, 14.14%, 5/25/2034 (h)	1,130	1,490
Series 2004-46, Class QB, IF, 16.16%, 5/25/2034 (h)	249	312
Series 2004-50, Class VZ, 5.50%, 7/25/2034	4,320	4,587
Series 2004-51, Class SY, IF, 10.32%, 7/25/2034 (h)	160	184
Series 2005-93, Class MF, 2.21%, 8/25/2034 (h)	735	735
Series 2004-79, Class SP, IF, 14.41%, 11/25/2034 (h)	152	163
Series 2005-57, Class CD, IF, 17.78%, 1/25/2035 (h)	56	59
Series 2006-60, Class DO, PO, 4/25/2035	532	519
Series 2005-25, Class PF, 2.31%, 4/25/2035 (h)	1,206	1,208
Series 2005-42, Class PS, IF, 12.10%, 5/25/2035 (h)	87	96
Series 2005-74, Class CS, IF, 14.63%, 5/25/2035 (h)	1,321	1,558
Series 2005-74, Class SK, IF, 14.74%, 5/25/2035 (h)	908	1,079
Series 2005-74, Class CP, IF, 17.56%, 5/25/2035 (h)	303	357
Series 2005-68, Class UC, 5.00%, 6/25/2035	234	237
Series 2005-52, Class PA, 6.50%, 6/25/2035	3	3
Series 2005-59, Class SU, IF, 15.70%, 6/25/2035 (h)	364	475
Series 2005-56, Class S, IF, IO, 4.75%, 7/25/2035 (h)	836	115
Series 2005-66, Class SG, IF, 12.48%, 7/25/2035 (h)	314	397
Series 2005-68, Class PG, 5.50%, 8/25/2035	1,207	1,294
Series 2005-73, Class ZB, 5.50%, 8/25/2035	7,598	7,585
Series 2005-73, Class PS, IF, 11.80%, 8/25/2035 (h)	435	509
Series 2005-72, Class SB, IF, 11.98%, 8/25/2035 (h)	489	577
Series 2005-90, PO, 9/25/2035	167	155
Series 2005-75, Class SV, IF, 16.36%, 9/25/2035 (h)	127	156
Series 2010-39, Class OT, PO, 10/25/2035	264	233
Series 2005-84, Class XM, 5.75%, 10/25/2035	1,116	1,206
Series 2005-90, Class ES, IF, 11.98%, 10/25/2035 (h)	476	573
Series 2005-106, Class US, IF, 17.38%, 11/25/2035 (h)	2,347	3,067
Series 2005-110, Class GL, 5.50%, 12/25/2035	5,075	5,554
Series 2006-46, Class UC, 5.50%, 12/25/2035	628	664
Series 2005-109, Class PC, 6.00%, 12/25/2035	211	227

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2006-15, Class OT, PO, 1/25/2036	76	74
Series 2006-39, Class WC, 5.50%, 1/25/2036	383	405
Series 2006-16, Class OA, PO, 3/25/2036	211	187
Series 2006-8, Class WQ, PO, 3/25/2036	1,960	1,590
Series 2006-8, Class WN, IF, IO, 4.74%, 3/25/2036 (h)	7,187	1,234
Series 2006-12, Class BZ, 5.50%, 3/25/2036	2,565	2,788
Series 2006-16, Class HZ, 5.50%, 3/25/2036	788	843
Series 2006-8, Class JZ, 5.50%, 3/25/2036	2,792	3,046
Series 2006-11, Class PS, IF, 17.38%, 3/25/2036 (h)	176	256
Series 2006-22, Class AO, PO, 4/25/2036	680	599
Series 2006-23, Class KO, PO, 4/25/2036	291	263
Series 2006-27, Class OH, PO, 4/25/2036	631	560
Series 2006-23, Class FK, 2.21%, 4/25/2036 (h)	1,168	1,158
Series 2006-33, Class LS, HB, IF, 21.33%, 5/25/2036 (h)	219	316
Series 2006-43, PO, 6/25/2036	180	158
Series 2006-43, Class DO, PO, 6/25/2036	538	483
Series 2006-44, Class GO, PO, 6/25/2036	360	306
Series 2006-50, Class JO, PO, 6/25/2036	1,208	1,006
Series 2006-50, Class PS, PO, 6/25/2036	1,492	1,310
Series 2006-46, Class FW, 2.36%, 6/25/2036 (h)	417	419
Series 2006-53, Class US, IF, IO, 4.62%, 6/25/2036 (h)	1,529	201
Series 2006-46, Class SW, IF, 17.01%, 6/25/2036 (h)	67	92
Series 2007-101, Class A2, 2.21%, 6/27/2036 (h)	4,574	4,489
Series 2006-113, PO, 7/25/2036	235	226
Series 2006-58, PO, 7/25/2036	222	190
Series 2006-58, Class AP, PO, 7/25/2036	111	96
Series 2006-65, Class QO, PO, 7/25/2036	416	357
Series 2006-56, Class FC, 2.25%, 7/25/2036 (h)	3,444	3,438
Series 2006-58, Class FL, 2.42%, 7/25/2036 (h)	358	361
Series 2006-58, Class IG, IF, IO, 4.56%, 7/25/2036 (h)	584	85
Series 2006-71, Class ZL, 6.00%, 7/25/2036	4,761	5,186
Series 2006-63, Class ZH, 6.50%, 7/25/2036	2,065	2,338
Series 2011-19, Class ZY, 6.50%, 7/25/2036	2,736	3,063
Series 2006-60, Class AK, HB, IF, 20.96%, 7/25/2036 (h)	204	306
Series 2006-62, Class PS, HB, IF, 28.14%, 7/25/2036 (h)	158	245
Series 2006-72, Class GO, PO, 8/25/2036	756	667
Series 2006-72, Class TO, PO, 8/25/2036	138	123
Series 2006-79, Class DO, PO, 8/25/2036	303	266
Series 2006-79, Class OP, PO, 8/25/2036	418	375
Series 2006-79, Class DF, 2.31%, 8/25/2036 (h)	1,281	1,283
Series 2007-7, Class SG, IF, IO, 4.54%, 8/25/2036 (h)	810	180
Series 2006-77, Class PC, 6.50%, 8/25/2036	1,621	1,783
Series 2006-78, Class BZ, 6.50%, 8/25/2036	344	374
Series 2006-86, Class OB, PO, 9/25/2036	416	370
Series 2006-90, Class AO, PO, 9/25/2036	392	353
Series 2008-42, Class AO, PO, 9/25/2036	178	159
Series 2006-85, Class MZ, 6.50%, 9/25/2036	164	178
Series 2009-19, Class PW, 4.50%, 10/25/2036	1,921	1,993
Series 2006-95, Class SG, IF, 18.36%, 10/25/2036 (h)	241	353
Series 2006-109, PO, 11/25/2036	107	94
Series 2006-110, PO, 11/25/2036	652	554
Series 2006-111, Class EO, PO, 11/25/2036	296	255
Series 2006-115, Class OK, PO, 12/25/2036	355	294
Series 2006-119, PO, 12/25/2036	149	131
Series 2006-118, Class A1, 2.02%, 12/25/2036 (h)	941	924
Series 2006-118, Class A2, 2.02%, 12/25/2036 (h)	3,587	3,545
Series 2006-117, Class GS, IF, IO, 4.69%, 12/25/2036 (h)	1,390	173
Series 2006-115, Class ES, IF, 18.72%, 12/25/2036 (h)	69	91

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2006-128, PO, 1/25/2037	345	296
Series 2009-70, Class CO, PO, 1/25/2037	1,016	849
Series 2006-128, Class BP, 5.50%, 1/25/2037	393	406
Series 2007-10, Class FD, 2.21%, 2/25/2037 (h)	1,078	1,074
Series 2007-1, Class SD, HB, IF, 27.24%, 2/25/2037 (h)	73	181
Series 2007-14, Class OP, PO, 3/25/2037	276	245
Series 2007-77, Class FG, 2.46%, 3/25/2037 (h)	682	686
Series 2007-16, Class FC, 2.71%, 3/25/2037 (h)	596	615
Series 2007-22, Class SC, IF, IO, 4.12%, 3/25/2037 (h)	79	5
Series 2007-14, Class ES, IF, IO, 4.48%, 3/25/2037 (h)	2,447	317
Series 2009-63, Class P, 5.00%, 3/25/2037	66	69
Series 2007-18, Class MZ, 6.00%, 3/25/2037	857	918
Series 2007-28, Class EO, PO, 4/25/2037	978	875
Series 2007-35, Class SI, IF, IO, 4.14%, 4/25/2037 (h)	545	47
Series 2007-29, Class SG, IF, 16.13%, 4/25/2037 (h)	518	680
Series 2007-42, Class AO, PO, 5/25/2037	154	139
Series 2007-43, Class FL, 2.26%, 5/25/2037 (h)	518	517
Series 2007-42, Class B, 6.00%, 5/25/2037	1,865	2,013
Series 2007-54, Class FA, 2.36%, 6/25/2037 (h)	2,807	2,823
Series 2007-98, Class FB, 2.41%, 6/25/2037 (h)	241	251
Series 2007-92, Class YS, IF, IO, 3.82%, 6/25/2037 (h)	504	55
Series 2007-53, Class SH, IF, IO, 4.14%, 6/25/2037 (h)	1,781	218
Series 2007-54, Class WI, IF, IO, 4.14%, 6/25/2037 (h)	591	79
Series 2007-92, Class YA, 6.50%, 6/25/2037	302	327
Series 2007-67, PO, 7/25/2037	673	596
Series 2007-64, Class FB, 2.33%, 7/25/2037 (h)	623	624
Series 2007-97, Class FC, 2.46%, 7/25/2037 (h)	377	379
Series 2007-72, Class EK, IF, IO, 4.44%, 7/25/2037 (h)	4,193	536
Series 2007-65, Class KI, IF, IO, 4.66%, 7/25/2037 (h)	1,599	195
Series 2007-60, Class AX, IF, IO, 5.19%, 7/25/2037 (h)	6,840	1,335
Series 2007-70, Class Z, 5.50%, 7/25/2037	1,744	1,897
Series 2007-62, Class SE, IF, 11.60%, 7/25/2037 (h)	407	460
Series 2012-14, Class FB, 2.41%, 8/25/2037 (h)	1,934	1,942
Series 2007-76, Class AZ, 5.50%, 8/25/2037	416	446
Series 2007-76, Class ZG, 6.00%, 8/25/2037	710	760
Series 2007-78, Class CB, 6.00%, 8/25/2037	185	203
Series 2007-78, Class PE, 6.00%, 8/25/2037	866	938
Series 2007-81, Class GE, 6.00%, 8/25/2037	969	1,036
Series 2007-79, Class SB, IF, 16.83%, 8/25/2037 (h)	611	829
Series 2012-87, Class KF, 2.41%, 9/25/2037 (h)	3,706	3,727
Series 2007-88, Class VI, IF, IO, 4.58%, 9/25/2037 (h)	2,224	381
Series 2007-85, Class SL, IF, 11.25%, 9/25/2037 (h)	154	178
Series 2009-86, Class OT, PO, 10/25/2037	6,032	5,326
Series 2007-100, Class SM, IF, IO, 4.49%, 10/25/2037 (h)	1,960	263
Series 2007-91, Class ES, IF, IO, 4.50%, 10/25/2037 (h)	2,364	316
Series 2007-106, Class A7, 6.05%, 10/25/2037 (h)	734	792
Series 2007-108, Class SA, IF, IO, 4.40%, 12/25/2037 (h)	73	6
Series 2007-109, Class AI, IF, IO, 4.44%, 12/25/2037 (h)	2,181	254
Series 2007-112, Class SA, IF, IO, 4.49%, 12/25/2037 (h)	2,257	310
Series 2007-112, Class MJ, 6.50%, 12/25/2037	1,733	1,969
Series 2007-116, Class HI, IO, 1.14%, 1/25/2038 (h)	4,948	182
Series 2008-1, Class BI, IF, IO, 3.95%, 2/25/2038 (h)	2,141	247
Series 2008-4, Class SD, IF, IO, 4.04%, 2/25/2038 (h)	4,169	548
Series 2008-18, Class FA, 2.86%, 3/25/2038 (h)	510	521
Series 2008-16, Class IS, IF, IO, 4.24%, 3/25/2038 (h)	552	71
Series 2008-10, Class XI, IF, IO, 4.27%, 3/25/2038 (h)	613	50
Series 2008-20, Class SA, IF, IO, 5.03%, 3/25/2038 (h)	1,036	158
Series 2008-18, Class SP, IF, 10.08%, 3/25/2038 (h)	249	273

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2008-32, Class SA, IF, IO, 4.89%, 4/25/2038 (h)	459	49
Series 2008-27, Class SN, IF, IO, 4.94%, 4/25/2038 (h)	811	96
Series 2011-22, Class MA, 6.50%, 4/25/2038	531	557
Series 2008-28, Class QS, IF, 14.82%, 4/25/2038 (h)	331	392
Series 2008-44, PO, 5/25/2038	23	19
Series 2008-46, Class HI, IO, 1.40%, 6/25/2038 (h)	1,974	99
Series 2008-56, Class AC, 5.00%, 7/25/2038	535	561
Series 2008-60, Class JC, 5.00%, 7/25/2038	552	586
Series 2008-53, Class CI, IF, IO, 5.24%, 7/25/2038 (h)	623	87
Series 2011-47, Class ZA, 5.50%, 7/25/2038	2,163	2,337
Series 2008-80, Class SA, IF, IO, 3.89%, 9/25/2038 (h)	2,093	219
Series 2008-81, Class SB, IF, IO, 3.89%, 9/25/2038 (h)	1,250	116
Series 2010-45, Class BD, 4.50%, 11/25/2038	86	86
Series 2011-111, Class DF, 2.36%, 12/25/2038 (h)	595	597
Series 2010-148, Class MA, 4.00%, 2/25/2039	1,157	1,175
Series 2009-4, Class BD, 4.50%, 2/25/2039	91	92
Series 2009-6, Class GS, IF, IO, 4.59%, 2/25/2039 (h)	1,480	225
Series 2009-17, Class QS, IF, IO, 4.69%, 3/25/2039 (h)	765	119
Series 2012-89, Class FD, 2.41%, 4/25/2039 (h)	2,825	2,845
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	974	211
Series 2009-47, Class MT, 7.00%, 7/25/2039	37	39
Series 2009-59, Class HB, 5.00%, 8/25/2039	3,764	4,036
Series 2009-60, Class HT, 6.00%, 8/25/2039	4,336	4,751
Series 2009-65, Class MT, 5.00%, 9/25/2039	2,323	2,396
Series 2009-69, Class WA, 6.03%, 9/25/2039 (h)	1,839	2,027
Series 2009-84, Class WS, IF, IO, 3.94%, 10/25/2039 (h)	609	73
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	2,201	410
Series 2009-103, Class MB, 3.79%, 12/25/2039 (h)	2,784	2,978
Series 2009-99, Class SC, IF, IO, 4.22%, 12/25/2039 (h)	798	86
Series 2009-99, Class WA, 6.30%, 12/25/2039 (h)	3,207	3,522
Series 2009-113, Class AO, PO, 1/25/2040	545	461
Series 2009-112, Class ST, IF, IO, 4.29%, 1/25/2040 (h)	1,552	202
Series 2010-1, Class WA, 6.22%, 2/25/2040 (h)	722	805
Series 2010-16, Class WB, 6.22%, 3/25/2040 (h)	2,303	2,570
Series 2010-16, Class WA, 6.44%, 3/25/2040 (h)	2,486	2,797
Series 2010-49, Class SC, IF, 8.74%, 3/25/2040 (h)	3,457	3,801
Series 2010-40, Class FJ, 2.56%, 4/25/2040 (h)	837	843
Series 2010-35, Class SB, IF, IO, 4.46%, 4/25/2040 (h)	1,253	159
Series 2010-35, Class SJ, IF, 11.13%, 4/25/2040 (h)	1,569	1,939
Series 2010-43, Class FD, 2.56%, 5/25/2040 (h)	989	1,002
Series 2010-42, Class S, IF, IO, 4.44%, 5/25/2040 (h)	702	101
Series 2010-63, Class AP, PO, 6/25/2040	882	739
Series 2010-64, Class DM, 5.00%, 6/25/2040	7,791	8,227
Series 2010-58, Class MB, 5.50%, 6/25/2040	8,753	9,395
Series 2010-71, Class HJ, 5.50%, 7/25/2040	4,178	4,571
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,794	1,931
Series 2010-111, Class AM, 5.50%, 10/25/2040	16,374	18,157
Series 2010-125, Class SA, IF, IO, 2.48%, 11/25/2040 (h)	7,977	448
Series 2011-101, Class FM, 2.51%, 1/25/2041 (h)	1,888	1,897
Series 2010-147, Class SA, IF, IO, 4.57%, 1/25/2041 (h)	7,408	1,524
Series 2011-30, Class LS, IO, 1.45%, 4/25/2041 (h)	11,961	633
Series 2011-149, Class EF, 2.46%, 7/25/2041 (h)	773	777
Series 2011-75, Class FA, 2.51%, 8/25/2041 (h)	2,341	2,369
Series 2011-149, Class MF, 2.46%, 11/25/2041 (h)	2,885	2,907
Series 2011-118, Class LB, 7.00%, 11/25/2041	12,410	14,111
Series 2011-118, Class MT, 7.00%, 11/25/2041	16,035	18,239
Series 2011-118, Class NT, 7.00%, 11/25/2041	13,611	15,248
Series 2002-90, Class A1, 6.50%, 6/25/2042	594	667

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2012-99, Class FA, 2.41%, 9/25/2042 (h)	3,573		3,568
Series 2012-101, Class FC, 2.46%, 9/25/2042 (h)	2,183		2,192
Series 2012-97, Class FB, 2.46%, 9/25/2042 (h)	8,344		8,408
Series 2012-108, Class F, 2.46%, 10/25/2042 (h)	6,742		6,807
Series 2013-81, Class TA, 3.00%, 2/25/2043	6,000		5,549
Series 2013-4, Class AJ, 3.50%, 2/25/2043	4,529		4,531
Series 2013-92, PO, 9/25/2043	12,941		10,041
Series 2013-101, Class DO, PO, 10/25/2043	10,211		7,857
Series 2013-128, PO, 12/25/2043	21,392		16,913
Series 2013-135, PO, 1/25/2044	8,594		6,572
Series 2010-103, Class SB, IF, IO, 4.14%, 11/25/2049 (h)	848		80
Series 2011-2, Class WA, 5.82%, 2/25/2051 (h)	1,309		1,377
Series 2011-58, Class WA, 5.43%, 7/25/2051 (h)	274		294
FNMA REMIC Trust
Series 2004-W10, Class A6, 5.75%, 8/25/2034	6,098		6,655
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	299		327
Series 2007-W5, PO, 6/25/2037	312		273
Series 2007-W7, Class 1A4, HB, IF, 27.42%, 7/25/2037 (h)	224		347
Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (h)	157		178
Series 2003-W1, Class 1A1, 5.42%, 12/25/2042 (h)	1,061		1,111
Series 2003-W1, Class 2A, 5.98%, 12/25/2042 (h)	284		311
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	897		1,008
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,518		1,710
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	1,390		1,549
Series 2007-W10, Class 2A, 6.32%, 8/25/2047 (h)	169		181
Series 2009-W1, Class A, 6.00%, 12/25/2049	6,486		7,178
FNMA STRIPS
Series 339, Class 18, IO, 4.50%, 7/25/2018	—	(i)	—	(i)
Series 339, Class 21, IO, 4.50%, 8/25/2018	—	(i)	—	(i)
Series 50, Class 2, IO, 10.50%, 3/25/2019	—	(i)	—	(i)
Series 368, Class 3, IO, 4.50%, 11/25/2020	11		—	(i)
Series 218, Class 2, IO, 7.50%, 4/25/2023	8		1
Series 265, Class 2, 9.00%, 3/25/2024	7		8
Series 300, Class 1, PO, 9/25/2024	618		582
Series 329, Class 1, PO, 1/25/2033	100		89
Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	136		27
Series 365, Class 8, IO, 5.50%, 5/25/2036	518		118
Series 374, Class 5, IO, 5.50%, 8/25/2036	346		80
Series 393, Class 6, IO, 5.50%, 4/25/2037	149		26
Series 383, Class 33, IO, 6.00%, 1/25/2038	346		68
Series 412, Class F2, 2.46%, 8/25/2042 (h)	7,367		7,413
Series 411, Class F1, 2.51%, 8/25/2042 (h)	18,922		19,092
FNMA Trust
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	2,524		2,852
Series 2003-W8, Class 3F1, 2.36%, 5/25/2042 (h)	350		346
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	595		646
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	995		1,124
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	3,934		4,267
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	1,587		1,757
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	1,798		2,032
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	537		600
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	540		613
Series 2004-W15, Class 2AF, 2.21%, 8/25/2044 (h)	1,514		1,504
Series 2005-W3, Class 2AF, 2.18%, 3/25/2045 (h)	12,213		12,155
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	663		722
Series 2006-W2, Class 2A, 3.59%, 11/25/2045 (h)	1,841		1,944
Series 2006-W2, Class 1AF1, 2.18%, 2/25/2046 (h)	5,760		5,756
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 2.22%, 11/25/2046 (h)	10,702		10,718

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 2A4, 4.06%, 12/19/2033 (h)	1,655	1,666
Series 2003-J8, Class A, 5.25%, 12/25/2033	84	86
Series 2005-AR3, Class 3A4, 3.84%, 6/19/2035 (h)	1,160	1,139
GNMA
Series 2009-121, Class VA, 5.50%, 11/20/2020	354	354
Series 2008-36, Class AY, 5.00%, 4/16/2023	1,114	1,128
Series 1994-7, Class PQ, 6.50%, 10/16/2024	1,032	1,092
Series 1999-4, Class ZB, 6.00%, 2/20/2029	1,025	1,024
Series 1999-30, Class S, IF, IO, 6.67%, 8/16/2029 (h)	115	1
Series 2000-9, Class ZJ, 8.50%, 2/16/2030	1,234	1,395
Series 2000-21, Class Z, 9.00%, 3/16/2030	1,101	1,107
Series 2002-31, Class SE, IF, IO, 5.57%, 4/16/2030 (h)	922	96
Series 2000-9, Class Z, 8.00%, 6/20/2030	125	143
Series 2000-31, Class Z, 9.00%, 10/20/2030	190	222
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	12	2
Series 2000-35, Class ZA, 9.00%, 11/20/2030	118	139
Series 2002-31, Class S, IF, IO, 6.77%, 1/16/2031 (h)	72	12
Series 2001-6, Class SD, IF, IO, 6.62%, 3/16/2031 (h)	58	13
Series 2001-22, Class PS, IF, 15.97%, 3/17/2031 (h)	539	672
Series 2001-36, Class S, IF, IO, 6.12%, 8/16/2031 (h)	132	30
Series 2001-35, Class SA, IF, IO, 6.32%, 8/16/2031 (h)	151	2
Series 2005-35, Class FL, 2.30%, 3/20/2032 (h)	589	591
Series 2002-24, Class AG, IF, IO, 6.02%, 4/16/2032 (h)	530	75
Series 2002-24, Class SB, IF, 9.02%, 4/16/2032 (h)	51	57
Series 2002-41, Class SV, IF, 9.00%, 6/16/2032 (h)	18	21
Series 2002-45, Class QE, 6.50%, 6/20/2032	2,060	2,290
Series 2002-47, Class PG, 6.50%, 7/16/2032	604	682
Series 2002-47, Class PY, 6.00%, 7/20/2032	209	230
Series 2002-47, Class ZA, 6.50%, 7/20/2032	1,059	1,187
Series 2002-52, Class GH, 6.50%, 7/20/2032	717	805
Series 2003-114, Class SH, IF, 11.16%, 11/17/2032 (h)	137	148
Series 2002-75, Class PB, 6.00%, 11/20/2032	1,265	1,380
Series 2010-14, Class AO, PO, 12/20/2032	638	615
Series 2011-43, Class ZQ, 5.50%, 1/16/2033	4,005	4,326
Series 2003-58, Class BE, 6.50%, 1/20/2033	1,068	1,181
Series 2003-11, Class SK, IF, IO, 5.77%, 2/16/2033 (h)	489	59
Series 2008-29, PO, 2/17/2033	279	266
Series 2003-12, Class SP, IF, IO, 5.75%, 2/20/2033 (h)	242	44
Series 2003-24, PO, 3/16/2033	82	75
Series 2004-87, Class SB, IF, 5.44%, 3/17/2033 (h)	59	60
Series 2003-40, Class TJ, 6.50%, 3/20/2033	2,049	2,265
Series 2003-46, Class TC, 6.50%, 3/20/2033	601	660
Series 2003-25, Class PZ, 5.50%, 4/20/2033	2,298	2,484
Series 2003-46, Class MG, 6.50%, 5/20/2033	787	877
Series 2003-52, Class AP, PO, 6/16/2033	401	336
Series 2003-75, Class ZX, 6.00%, 9/16/2033	1,305	1,431
Series 2003-90, PO, 10/20/2033	65	57
Series 2010-41, Class WA, 5.81%, 10/20/2033 (h)	1,514	1,662
Series 2003-97, Class SA, IF, IO, 4.62%, 11/16/2033 (h)	894	101
Series 2003-112, Class SA, IF, IO, 4.62%, 12/16/2033 (h)	850	117
Series 2009-10, Class SL, IF, IO, 4.57%, 3/16/2034 (h)	44	—	(i)
Series 2004-28, Class S, IF, 14.34%, 4/16/2034 (h)	394	526
Series 2005-7, Class JM, IF, 12.47%, 5/18/2034 (h)	56	63
Series 2004-46, PO, 6/20/2034	729	646
Series 2004-49, Class Z, 6.00%, 6/20/2034	2,736	2,968
Series 2004-73, Class AE, IF, 10.87%, 8/17/2034 (h)	346	373
Series 2010-103, Class WA, 5.72%, 8/20/2034 (h)	811	880
Series 2004-73, Class JL, IF, IO, 4.62%, 9/16/2034 (h)	2,789	393

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (h)	324	343
Series 2004-71, Class SB, IF, 19.90%, 9/20/2034 (h)	324	446
Series 2004-83, Class AP, IF, 10.08%, 10/16/2034 (h)	54	58
Series 2004-89, Class LS, IF, 17.29%, 10/16/2034 (h)	293	386
Series 2004-90, Class SI, IF, IO, 4.15%, 10/20/2034 (h)	4,185	559
Series 2005-44, Class SP, IF, 8.30%, 10/20/2034 (h)	68	70
Series 2004-96, Class SC, IF, IO, 4.13%, 11/20/2034 (h)	2,184	149
Series 2005-3, Class SK, IF, IO, 4.80%, 1/20/2035 (h)	2,936	343
Series 2005-68, Class DP, IF, 11.77%, 6/17/2035 (h)	1,171	1,320
Series 2008-79, Class CS, IF, 4.85%, 6/20/2035 (h)	1,530	1,574
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	305	69
Series 2005-66, Class SP, IF, 14.39%, 8/16/2035 (h)	161	217
Series 2010-14, Class CO, PO, 8/20/2035	1,783	1,544
Series 2005-65, Class SA, IF, 15.35%, 8/20/2035 (h)	27	27
Series 2005-68, Class KI, IF, IO, 4.35%, 9/20/2035 (h)	5,963	788
Series 2005-72, Class AZ, 5.50%, 9/20/2035	1,890	2,009
Series 2005-82, PO, 10/20/2035	372	315
Series 2010-14, Class BO, PO, 11/20/2035	550	468
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	574	111
Series 2006-20, Class QA, 5.75%, 2/20/2036	373	391
Series 2006-16, Class OP, PO, 3/20/2036	478	426
Series 2006-22, Class AO, PO, 5/20/2036	654	581
Series 2006-38, Class SW, IF, IO, 4.55%, 6/20/2036 (h)	89	6
Series 2006-34, PO, 7/20/2036	97	85
Series 2006-33, Class Z, 6.50%, 7/20/2036	2,730	3,076
Series 2006-38, Class ZK, 6.50%, 8/20/2036	3,626	4,025
Series 2006-59, Class SD, IF, IO, 4.75%, 10/20/2036 (h)	850	90
Series 2006-57, Class PZ, 5.56%, 10/20/2036	1,674	1,770
Series 2006-65, Class SA, IF, IO, 4.85%, 11/20/2036 (h)	1,461	200
Series 2011-22, Class WA, 5.91%, 2/20/2037 (h)	538	594
Series 2007-57, PO, 3/20/2037	1,820	1,615
Series 2007-9, Class CI, IF, IO, 4.25%, 3/20/2037 (h)	1,609	204
Series 2007-17, Class JO, PO, 4/16/2037	878	748
Series 2007-17, Class JI, IF, IO, 4.88%, 4/16/2037 (h)	2,264	318
Series 2007-19, Class SD, IF, IO, 4.25%, 4/20/2037 (h)	862	91
Series 2010-129, Class AW, 6.06%, 4/20/2037 (h)	1,063	1,151
Series 2007-25, Class FN, 2.23%, 5/16/2037 (h)	600	599
Series 2007-28, Class BO, PO, 5/20/2037	141	118
Series 2007-26, Class SC, IF, IO, 4.25%, 5/20/2037 (h)	1,804	204
Series 2007-27, Class SD, IF, IO, 4.25%, 5/20/2037 (h)	1,653	180
Series 2007-35, PO, 6/16/2037	2,486	2,228
Series 2007-36, Class HO, PO, 6/16/2037	282	249
Series 2007-36, Class SE, IF, IO, 4.54%, 6/16/2037 (h)	1,207	152
Series 2007-36, Class SJ, IF, IO, 4.30%, 6/20/2037 (h)	1,398	139
Series 2007-45, Class QA, IF, IO, 4.69%, 7/20/2037 (h)	1,977	241
Series 2007-40, Class SN, IF, IO, 4.73%, 7/20/2037 (h)	1,994	253
Series 2007-40, Class SD, IF, IO, 4.80%, 7/20/2037 (h)	1,375	180
Series 2007-50, Class AI, IF, IO, 4.83%, 8/20/2037 (h)	497	64
Series 2008-20, PO, 9/20/2037	284	268
Series 2007-53, Class ES, IF, IO, 4.60%, 9/20/2037 (h)	1,309	182
Series 2007-53, Class SW, IF, 14.36%, 9/20/2037 (h)	350	423
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	2,135	248
Series 2008-7, Class SP, IF, 9.50%, 10/20/2037 (h)	239	261
Series 2009-79, Class OK, PO, 11/16/2037	2,783	2,460
Series 2007-74, Class SL, IF, IO, 4.61%, 11/16/2037 (h)	1,412	149
Series 2007-73, Class MI, IF, IO, 4.05%, 11/20/2037 (h)	1,532	186
Series 2007-76, Class SB, IF, IO, 4.55%, 11/20/2037 (h)	2,943	372
Series 2007-67, Class SI, IF, IO, 4.56%, 11/20/2037 (h)	1,717	200

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2007-72, Class US, IF, IO, 4.60%, 11/20/2037 (h)	1,340	170
Series 2008-7, Class SK, IF, 14.11%, 11/20/2037(h)	169	217
Series 2007-79, Class SY, IF, IO, 4.60%, 12/20/2037 (h)	2,090	282
Series 2008-1, PO, 1/20/2038	98	81
Series 2015-137, Class WA, 5.49%, 1/20/2038 (h)	5,741	6,253
Series 2009-106, Class ST, IF, IO, 4.05%, 2/20/2038 (h)	13,500	1,634
Series 2008-17, IO, 5.50%, 2/20/2038	334	57
Series 2008-33, Class XS, IF, IO, 5.77%, 4/16/2038 (h)	797	123
Series 2008-36, Class SH, IF, IO, 4.35%, 4/20/2038 (h)	2,097	258
Series 2008-40, Class SA, IF, IO, 4.47%, 5/16/2038 (h)	6,986	927
Series 2008-55, Class SA, IF, IO, 4.25%, 6/20/2038 (h)	513	57
Series 2008-50, Class KB, 6.00%, 6/20/2038	1,062	1,174
Series 2008-60, Class CS, IF, IO, 4.20%, 7/20/2038 (h)	1,837	194
Series 2008-69, Class QD, 5.75%, 7/20/2038	1,878	1,958
Series 2008-71, Class SC, IF, IO, 4.05%, 8/20/2038 (h)	665	62
Series 2012-59, Class WA, 5.56%, 8/20/2038 (h)	2,908	3,202
Series 2008-76, Class US, IF, IO, 3.95%, 9/20/2038 (h)	2,163	241
Series 2008-81, Class S, IF, IO, 4.25%, 9/20/2038 (h)	4,447	466
Series 2009-25, Class SE, IF, IO, 5.65%, 9/20/2038 (h)	939	138
Series 2011-97, Class WA, 6.10%, 11/20/2038 (h)	1,814	2,014
Series 2009-35, Class SN, IF, IO, 4.47%, 12/16/2038 (h)	300	7
Series 2008-93, Class AS, IF, IO, 3.75%, 12/20/2038 (h)	2,265	211
Series 2008-96, Class SL, IF, IO, 4.05%, 12/20/2038 (h)	1,255	115
Series 2008-95, Class DS, IF, IO, 5.35%, 12/20/2038 (h)	3,983	570
Series 2011-163, Class WA, 5.85%, 12/20/2038 (h)	6,260	6,904
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	583	57
Series 2014-6, Class W, 5.46%, 1/20/2039 (h)	5,340	5,684
Series 2009-6, Class SA, IF, IO, 4.17%, 2/16/2039 (h)	1,009	126
Series 2009-11, Class SC, IF, IO, 4.22%, 2/16/2039 (h)	1,560	133
Series 2009-10, Class SA, IF, IO, 4.00%, 2/20/2039 (h)	1,841	178
Series 2009-6, Class SH, IF, IO, 4.09%, 2/20/2039 (h)	1,119	99
Series 2009-24, Class DS, IF, IO, 4.35%, 3/20/2039 (h)	498	14
Series 2009-31, Class TS, IF, IO, 4.35%, 3/20/2039 (h)	1,834	139
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	568	125
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	1,303	344
Series 2009-22, Class SA, IF, IO, 4.32%, 4/20/2039 (h)	3,299	342
Series 2009-35, Class ZB, 5.50%, 5/16/2039	13,029	14,317
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	393	76
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	541	121
Series 2009-102, Class SM, IF, IO, 4.47%, 6/16/2039 (h)	2,249	95
Series 2009-43, Class SA, IF, IO, 4.00%, 6/20/2039 (h)	1,779	206
Series 2009-42, Class SC, IF, IO, 4.13%, 6/20/2039 (h)	2,532	280
Series 2009-64, Class SN, IF, IO, 4.17%, 7/16/2039 (h)	2,934	282
Series 2009-72, Class SM, IF, IO, 4.32%, 8/16/2039 (h)	2,788	346
Series 2009-104, Class AB, 7.00%, 8/16/2039	1,641	1,785
Series 2009-81, Class SB, IF, IO, 4.14%, 9/20/2039 (h)	4,302	454
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,753	3,161
Series 2009-106, Class AS, IF, IO, 4.47%, 11/16/2039 (h)	3,540	411
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	4,024
Series 2010-14, Class QP, 6.00%, 12/20/2039	426	428
Series 2015-91, Class W, 5.26%, 5/20/2040 (h)	4,937	5,302
Series 2013-75, Class WA, 5.20%, 6/20/2040 (h)	1,412	1,519
Series 2011-137, Class WA, 5.55%, 7/20/2040 (h)	2,465	2,694
Series 2010-130, Class CP, 7.00%, 10/16/2040	5,062	5,691
Series 2010-157, Class OP, PO, 12/20/2040	6,686	5,471
Series 2011-75, Class SM, IF, IO, 4.65%, 5/20/2041 (h)	3,412	499
Series 2013-26, Class AK, 4.66%, 9/20/2041 (h)	3,665	3,838
Series 2014-188, Class W, 4.60%, 10/20/2041 (h)	4,068	4,255

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2012-141, Class WA, 4.52%, 11/16/2041 (h)	3,877	4,101
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,417
Series 2012-141, Class WC, 3.72%, 1/20/2042 (h)	4,203	4,280
Series 2012-141, Class WB, 3.95%, 9/16/2042 (h)	2,825	2,900
Series 2014-41, Class W, 4.64%, 10/20/2042 (h)	4,474	4,656
Series 2013-54, Class WA, 4.75%, 11/20/2042 (h)	2,171	2,283
Series 2013-91, Class WA, 4.49%, 4/20/2043 (h)	2,438	2,488
Series 2012-H30, Class JA, 2.36%, 1/20/2060 (h)	24	24
Series 2012-H24, Class FA, 2.33%, 3/20/2060 (h)	196	196
Series 2012-H24, Class FG, 2.31%, 4/20/2060 (h)	4,832	4,829
Series 2013-H03, Class FA, 2.18%, 8/20/2060 (h)	224	224
Series 2011-H05, Class FB, 2.38%, 12/20/2060 (h)	2,068	2,076
Series 2012-H22, Class FD, 2.35%, 1/20/2061 (h)	15,268	15,288
Series 2011-H06, Class FA, 2.33%, 2/20/2061 (h)	2,793	2,799
Series 2012-H21, Class CF, 2.58%, 5/20/2061 (h)	5,296	5,307
Series 2011-H19, Class FA, 2.35%, 8/20/2061 (h)	3,066	3,073
Series 2012-H26, Class JA, 2.43%, 10/20/2061 (h)	5,575	5,584
Series 2012-H10, Class FA, 2.43%, 12/20/2061 (h)	56,618	56,859
Series 2012-H08, Class FB, 2.48%, 3/20/2062 (h)	9,403	9,452
Series 2013-H07, Class MA, 2.43%, 4/20/2062 (h)	2,594	2,599
Series 2012-H08, Class FS, 2.58%, 4/20/2062 (h)	6,771	6,850
Series 2012-H15, Class FA, 2.33%, 5/20/2062 (h)	1,184	1,186
Series 2012-H26, Class MA, 2.43%, 7/20/2062 (h)	4,171	4,177
Series 2012-H18, Class NA, 2.40%, 8/20/2062 (h)	2,144	2,153
Series 2012-H28, Class FA, 2.46%, 9/20/2062 (h)	13,339	13,375
Series 2012-H24, Class FD, 2.47%, 9/20/2062 (h)	2,735	2,736
Series 2012-H27, Class FB, 2.38%, 10/20/2062 (h)	2,915	2,919
Series 2012-H29, Class FA, 2.40%, 10/20/2062 (h)	24,956	25,036
Series 2012-H24, Class FE, 2.48%, 10/20/2062 (h)	3,191	3,201
Series 2013-H02, Class HF, 2.18%, 11/20/2062 (h)	490	490
Series 2012-H31, Class FD, 2.22%, 12/20/2062 (h)	21,136	21,115
Series 2013-H01, Class FA, 1.65%, 1/20/2063	22,205	21,855
Series 2013-H01, Class JA, 2.20%, 1/20/2063 (h)	10,982	10,964
Series 2013-H04, Class SA, 2.30%, 2/20/2063 (h)	2,254	2,259
Series 2013-H08, Class FC, 2.33%, 2/20/2063 (h)	12,598	12,623
Series 2013-H07, Class HA, 2.29%, 3/20/2063 (h)	9,097	9,105
Series 2013-H09, Class HA, 1.65%, 4/20/2063	9,387	9,181
Series 2013-H14, Class FG, 2.35%, 5/20/2063 (h)	2,556	2,562
Series 2013-H14, Class FC, 2.35%, 6/20/2063 (h)	2,755	2,762
Series 2014-H01, Class FD, 2.53%, 1/20/2064 (h)	18,637	18,785
Series 2014-H05, Class FA, 2.57%, 2/20/2064 (h)	12,784	12,951
Series 2014-H06, Class HB, 2.53%, 3/20/2064 (h)	4,284	4,315
Series 2014-H09, Class TA, 2.48%, 4/20/2064 (h)	13,177	13,261
Series 2014-H10, Class TA, 2.48%, 4/20/2064 (h)	19,776	19,963
Series 2014-H11, Class VA, 2.38%, 6/20/2064 (h)	22,129	22,253
Series 2014-H15, Class FA, 2.38%, 7/20/2064 (h)	20,827	20,942
Series 2014-H17, Class FC, 2.38%, 7/20/2064 (h)	15,593	15,679
Series 2014-H19, Class FE, 2.35%, 9/20/2064 (h)	20,099	20,176
Series 2014-H20, Class LF, 2.48%, 10/20/2064 (h)	8,074	8,119
Series 2015-H02, Class FB, 2.38%, 12/20/2064 (h)	10,477	10,519
Series 2015-H03, Class FA, 2.38%, 12/20/2064 (h)	10,176	10,210
Series 2015-H07, Class ES, 2.16%, 2/20/2065 (h)	14,891	14,934
Series 2015-H05, Class FC, 2.36%, 2/20/2065 (h)	34,902	35,060
Series 2015-H06, Class FA, 2.36%, 2/20/2065 (h)	20,902	20,976
Series 2015-H08, Class FC, 2.36%, 3/20/2065 (h)	49,767	49,985
Series 2015-H10, Class FC, 2.36%, 4/20/2065 (h)	39,512	39,695
Series 2015-H12, Class FA, 2.36%, 5/20/2065 (h)	23,577	23,681
Series 2015-H15, Class FD, 2.32%, 6/20/2065 (h)	11,435	11,470

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2015-H15, Class FJ, 2.32%, 6/20/2065 (h)	16,746	16,795
Series 2015-H18, Class FA, 2.33%, 6/20/2065 (h)	17,304	17,345
Series 2015-H16, Class FG, 2.32%, 7/20/2065 (h)	21,471	21,532
Series 2015-H16, Class FL, 2.32%, 7/20/2065 (h)	26,752	26,834
Series 2015-H20, Class FA, 2.35%, 8/20/2065 (h)	17,049	17,122
Series 2015-H26, Class FG, 2.40%, 10/20/2065 (h)	5,323	5,358
Series 2015-H32, Class FH, 2.54%, 12/20/2065 (h)	11,422	11,566
Series 2016-H07, Class FA, 2.63%, 3/20/2066 (h)	52,281	53,136
Series 2016-H07, Class FB, 2.63%, 3/20/2066 (h)	13,191	13,407
Series 2016-H11, Class FD, 3.06%, 5/20/2066 (h)	24,692	25,024
Series 2016-H26, Class FC, 2.88%, 12/20/2066 (h)	18,040	18,484
Series 2017-H08, Class XI, IO, 2.08%, 3/20/2067 (h)	80,628	10,796
Series 2017-H14, Class XI, IO, 1.73%, 6/20/2067 (h)	64,730	6,874
Goodgreen Trust
Series 2017-R1, 5.00%, 10/20/2051 ‡	42,231	41,509
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 2.36%, 6/25/2034 (b) (h)	541	490
Series 2005-RP2, Class 1AF, 2.31%, 3/25/2035 (b) (h)	990	926
Series 2005-RP3, Class 1AF, 2.31%, 9/25/2035 (b) (h)	6,150	5,525
Series 2005-RP3, Class 1AS, IO, 2.67%, 9/25/2035 ‡ (b) (h)	4,533	327
GSR Mortgage Loan Trust
Series 2003-6F, Class A2, 2.36%, 9/25/2032 (h)	59	58
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	209	216
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	918	943
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	553	591
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	662	681
Series 2005-5F, Class 8A3, 2.46%, 6/25/2035 (h)	271	259
Series 2005-AR6, Class 3A1, 3.99%, 9/25/2035 (h)	96	97
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	1,269	1,338
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	654	743
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	3,299	2,831
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (b) (d)	38,825	39,175
Impac CMB Trust
Series 2005-4, Class 2A1, 2.56%, 5/25/2035 (h)	1,062	1,051
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1, 5.50%, 8/25/2033	743	774
Impac Secured Assets Corp.
Series 2004-3, Class 1A4, 2.76%, 11/25/2034 (h)	9	9
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 2.31%, 5/25/2036 (h)	4,037	3,995
Series 2006-2, Class 2A1, 2.31%, 8/25/2036 (h)	3,448	3,384
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 3.59%, 11/25/2033 (h)	3,868	3,944
Series 2004-A3, Class 4A1, 4.03%, 7/25/2034 (h)	363	374
Series 2006-A3, Class 6A1, 3.59%, 8/25/2034 (h)	817	813
Series 2006-A2, Class 4A1, 3.84%, 8/25/2034 (h)	6,479	6,543
Series 2004-A4, Class 1A1, 3.83%, 9/25/2034 (h)	420	430
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	116	118
Series 2005-A1, Class 3A4, 3.85%, 2/25/2035 (h)	1,314	1,347
Series 2007-A1, Class 5A1, 3.69%, 7/25/2035 (h)	824	844
Series 2007-A1, Class 5A2, 3.69%, 7/25/2035 (h)	330	339
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.77%, 4/25/2036 (h)	564	514
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	386	371
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	3,119	2,372
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.82%, 4/21/2034 (h)	1,731	1,775
Series 2004-3, Class 4A2, 3.28%, 4/25/2034 (h)	689	647
Series 2004-15, Class 3A1, 4.12%, 12/25/2034 (h)	352	341
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	35	35
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	128	129

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2005-6, Class 3A1, 5.50%, 11/25/2020	393		381
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	474		491
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	229		236
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,933		2,026
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	448		467
Series 2004-6, Class 30PO, PO, 7/25/2034 ‡	292		242
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	187		191
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	244		203
MASTR Asset Securitization Trust
Series 2003-11, Class 3A1, 4.50%, 12/25/2018	4		4
Series 2004-4, Class 3A1, 4.50%, 4/25/2019	3		3
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	6		6
Series 2004-8, PO, 8/25/2019 ‡	7		6
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	36		36
Series 2004-9, Class 5A1, 5.25%, 9/25/2019	66		66
Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	36		33
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	104		105
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	582		600
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	261		261
Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	25		21
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 2.31%, 5/25/2035 (b) (h)	8,431		6,949
Series 2006-2, Class 1A1, 4.40%, 5/25/2036 (b) (h)	1,022		926
MASTR Resecuritization Trust
Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	307		247
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 2.58%, 10/25/2028 (h)	1,009		1,002
Series 2003-F, Class A1, 2.60%, 10/25/2028 (h)	2,151		2,129
Series 2004-A, Class A1, 2.42%, 4/25/2029 (h)	419		413
Series 2004-C, Class A2, 2.42%, 7/25/2029 (h)	857		844
Series 2003-A5, Class 2A6, 3.60%, 8/25/2033 (h)	520		537
Series 2004-A4, Class A2, 3.55%, 8/25/2034 (h)	957		980
Series 2004-1, Class 2A1, 3.45%, 12/25/2034 (h)	1,043		1,048
Series 2005-A2, Class A1, 3.54%, 2/25/2035 (h)	1,502		1,519
Merrill Lynch Mortgage-Backed Securities Trust
Series 2007-3, Class 1A3, 2.68%, 6/25/2037 (h)	1,565		1,528
ML Trust XLVII
Series 47, Class Z, 8.99%, 10/20/2020 ‡	1		1
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 4.14%, 10/25/2019 (h)	265		256
Series 2004-3, Class 4A, 5.67%, 4/25/2034 (h)	2,093		2,202
Morgan Stanley Mortgage Trust
Series 35, Class 2, HB, IF, 12,651.90%, 4/20/2021 (h)	—	(i)	—	(i)
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 2.40%, 6/15/2030 (h)	2,443		2,339
Series 2000-TBC3, Class A1, 2.36%, 12/15/2030 (h)	524		508
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (h)	584		587
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 3A, 2.40%, 12/8/2020	1,256		1,254
Series 2010-R3, Class 1A, 2.48%, 12/8/2020 (h)	12,126		12,180
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	69		71
Series 2003-A1, Class A1, 5.50%, 5/25/2033	87		89
Series 2003-A1, Class A2, 6.00%, 5/25/2033	184		187
PaineWebber CMO Trust
Series P, Class 4, 8.50%, 8/1/2019	1		1
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	778		821
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1, 3.81%, 5/25/2035 (h)	268		263
RALI Trust
Series 2003-QS3, Class A2, IF, 12.19%, 2/25/2018 (h)	3		3
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	1		—	(i)
Series 2003-QS12, Class A2A, IF, IO, 5.64%, 6/25/2018 ‡ (h)	4		—	(i)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	87	87
Series 2003-QS18, Class A1, 5.00%, 9/25/2018	28	28
Series 2005-QA6, Class A32, 4.91%, 5/25/2035 (h)	1,247	1,021
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	169	157
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.63%, 11/25/2033 (b) (h)	2,459	2,517
Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (b) (h)	2,379	2,486
Series 2009-2, Class 1A1, 7.00%, 8/26/2037 (b) (h)	142	142
Reperforming Loan REMIC Trust
Series 2005-R1, Class 2APO, PO, 3/25/2035 ‡ (b)	73	63
Residential Asset Securitization Trust
Series 2003-A8, Class A5, 4.25%, 10/25/2018	73	73
Series 2003-A14, Class A1, 4.75%, 2/25/2019	5	5
Series 2005-A2, Class A4, IF, IO, 3.09%, 3/25/2035 ‡ (h)	7,094	462
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	714	696
RFMSI Trust
Series 2003-S14, Class A4, PO, 7/25/2018 ‡	1	1
Series 2003-S16, Class A3, 5.00%, 9/25/2018	9	9
Series 2005-SA4, Class 1A1, 3.52%, 9/25/2035 (h)	458	412
Sequoia Mortgage Trust
Series 2004-8, Class A1, 2.65%, 9/20/2034 (h)	1,128	1,084
Series 2004-8, Class A2, 2.84%, 9/20/2034 (h)	1,672	1,648
Series 2004-10, Class A1A, 2.57%, 11/20/2034 (h)	478	474
Series 2004-11, Class A1, 2.55%, 12/20/2034 (h)	1,484	1,462
Series 2004-12, Class A3, 2.10%, 1/20/2035 (h)	1,148	1,069
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 2.61%, 10/19/2034 (h)	1,434	1,371
Series 2005-AR5, Class A3, 2.20%, 7/19/2035 (h)	4,897	4,761
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 3.65%, 12/25/2033 (h)	1,520	1,529
Series 2004-4XS, Class 1A5, 5.28%, 2/25/2034(d)	1,942	1,963
Series 2005-RF3, Class 1A, 2.31%, 6/25/2035 (b) (h)	747	672
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	1,976	2,010
Series 2003-34A, Class 3A3, 3.70%, 11/25/2033 (h)	458	461
Series 2004-5H, Class A4, 5.54%, 12/25/2033	3,691	3,772
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 2.60%, 9/25/2043 (h)	3,437	3,324
Series 2004-4, Class 3A, 3.15%, 12/25/2044 (h)	2,607	2,622
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	2,509	2,710
Series 1994-1, Class 1, 5.32%, 2/15/2024 (h)	740	764
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	1,931	2,046
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	1,096	1,205
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	502	541
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	1,573	1,735
Series 1998-1, Class 2E, 7.00%, 3/15/2028	1,027	1,141
WaMu Mortgage Pass-Through Certificates
Series 2003-S10, Class A2, 5.00%, 10/25/2018	7	6
Series 2003-S4, Class 2A10, IF, 12.07%, 6/25/2033 (h)	213	235
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	532	540
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S8, Class A5, 4.50%, 9/25/2018	29	29
Series 2003-S8, Class A6, 4.50%, 9/25/2018	8	8
Series 2003-S13, Class 23A1, 2.51%, 12/25/2018 (h)	9	9
Series 2004-CB2, Class 5A, 5.00%, 7/25/2019	95	95
Series 2004-CB2, Class 7A, 5.50%, 8/25/2019	107	107
Series 2003-S1, Class A5, 5.50%, 4/25/2033	829	847
Series 2003-AR7, Class A7, 3.15%, 8/25/2033 (h)	823	833
Series 2003-AR9, Class 1A6, 3.36%, 9/25/2033 (h)	4,609	4,721
Series 2003-AR9, Class 2A, 3.37%, 9/25/2033 (h)	1,016	1,028
Series 2003-S9, Class P, PO, 10/25/2033 ‡	45	40
Series 2003-AR11, Class A6, 3.36%, 10/25/2033 (h)	2,616	2,649

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2003-S9, Class A8, 5.25%, 10/25/2033	3,130	3,196
Series 2004-AR3, Class A1, 3.95%, 6/25/2034 (h)	1,245	1,269
Series 2004-AR3, Class A2, 3.95%, 6/25/2034 (h)	1,599	1,631
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	3,146	3,264
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	482	489
Series 2006-AR10, Class 2P, 3.44%, 9/25/2036 ‡ (h)	107	94
Series 2006-AR8, Class 1A2, 3.31%, 8/25/2046 (h)	656	616
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035 ‡	111	88
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	957	941
Series 2005-2, Class 2A3, IF, IO, 3.04%, 4/25/2035 ‡ (h)	2,128	207
Series 2005-2, Class 1A4, IF, IO, 3.09%, 4/25/2035 ‡ (h)	7,520	664
Series 2005-4, Class CB7, 5.50%, 6/25/2035	2,637	2,540
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	2,557	485
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	503	488
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	206	196
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS7, Class P, PO, 3/25/2033 ‡	4	3
Series 2003-MS5, Class 1A4, 2.46%, 3/25/2033 (h)	4	4
Wells Fargo Alternative Loan Trust
Series 2003-1, Class APO, PO, 9/25/2033 ‡	83	76
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	217	202
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 3.57%, 11/25/2033 (h)	1,734	1,759
Series 2003-K, Class 1A2, 3.57%, 11/25/2033 (h)	66	68
Series 2003-L, Class 2A1, 3.60%, 11/25/2033 (h)	266	263
Series 2004-B, Class A1, 3.74%, 2/25/2034 (h)	587	591
Series 2004-4, Class A9, 5.50%, 5/25/2034	414	421
Series 2004-I, Class 1A1, 3.74%, 7/25/2034 (h)	2,283	2,335
Series 2004-P, Class 2A1, 3.56%, 9/25/2034 (h)	5,848	6,003
Series 2004-S, Class A1, 3.64%, 9/25/2034 (h)	2,273	2,327
Series 2004-V, Class 1A1, 3.72%, 10/25/2034 (h)	828	841
Series 2004-V, Class 1A2, 3.72%, 10/25/2034 (h)	1,062	1,097
Series 2004-EE, Class 2A1, 3.85%, 12/25/2034 (h)	1,138	1,159
Series 2004-EE, Class 2A2, 3.85%, 12/25/2034 (h)	774	796
Series 2004-EE, Class 3A1, 3.92%, 12/25/2034 (h)	1,536	1,595
Series 2004-EE, Class 3A2, 3.92%, 12/25/2034 (h)	502	521
Series 2005-AR3, Class 1A1, 3.86%, 3/25/2035 (h)	9,832	10,114
Series 2005-AR8, Class 2A1, 3.85%, 6/25/2035 (h)	1,261	1,291
Series 2005-14, Class 2APO, PO, 12/25/2035 ‡	92	81
Series 2005-14, Class 1A1, 5.50%, 12/25/2035	612	631
Series 2007-7, Class A7, 6.00%, 6/25/2037	222	221
Series 2007-11, Class A14, 6.00%, 8/25/2037	1,368	1,359

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,586,359)		2,605,017

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.2%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 (b) (h)	21,000	20,064
Series 2018-20TS, Class E, 3.20%, 5/15/2035 (b) (h)	13,399	12,658
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	7,026	6,939
Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (b) (h)	7,700	7,228
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 1.41%, 5/27/2021 (b) (h)	21,129	19,377
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (b)	3,200	2,503
Series 2016-FR13, Class A, 1.68%, 8/27/2045 (b) (h)	9,619	8,374
Series 2015-FR11, Class AK25, 2.72%, 9/27/2045 (b) (h)	7,484	6,828
Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	16,252	14,505

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Banc of America Commercial Mortgage Trust
Series 2006-5, Class XC, IO, 0.59%, 9/10/2047 ‡ (b) (h)	4,802	9
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-5, Class XC, IO, 0.08%, 10/10/2045 ‡ (b) (h)	26,273	—	(i)
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	4,949	4,846
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	46,923	46,413
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class X1, IO, 0.32%, 12/11/2038 ‡ (b) (h)	6,927	23
Series 2007-T26, Class X1, IO, 0.01%, 1/12/2045 ‡ (b) (h)	113,038	66
BXMT Ltd.
Series 2017-FL1, Class D, 4.64%, 6/15/2035 ‡ (b) (h)	20,740	20,831
CD Commercial Mortgage Trust
Series 2007-CD4, Class XC, IO, 0.59%, 12/11/2049 ‡ (b) (h)	3,948	12
CD Mortgage Trust
Series 2006-CD3, Class XS, IO, 0.56%, 10/15/2048 ‡ (b) (h)	26,246	262
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, IO, 0.86%, 8/15/2048 ‡ (h)	9,144	92
Commercial Mortgage Trust
Series 2014-PAT, Class A, 2.73%, 8/13/2027 (b) (h)	7,748	7,751
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	4,484	4,657
Series 2014-TWC, Class A, 2.78%, 2/13/2032 (b) (h)	10,196	10,187
Series 2014-TWC, Class B, 3.53%, 2/13/2032 ‡ (b) (h)	2,850	2,854
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (b) (h)	6,150	5,991
Series 2006-GG7, Class AM, 5.75%, 7/10/2038 (h)	889	890
Series 2012-CR2, Class XA, IO, 1.66%, 8/15/2045 ‡ (h)	24,573	1,384
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	14,058
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	9,317
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	17,801
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AX, IO, 0.04%, 1/15/2049 ‡ (b) (h)	22,062	—	(i)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESA, 4.03%, 10/15/2032 (b)	29,490	29,613
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	2,600	2,627
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (b)	16,830	16,155
DBUBS Mortgage Trust
Series 2011-LC2A, Class XA, IO, 1.08%, 7/10/2044 ‡ (b) (h)	20,598	531
DBWF Mortgage Trust
Series 2015-LCM, Class A2, 3.42%, 6/10/2034 (b) (h)	4,000	3,883
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	4,266	4,243
Series KJ09, Class A2, 2.84%, 9/25/2022	21,382	21,214
Series KS01, Class A2, 2.52%, 1/25/2023	14,000	13,730
Series KSMC, Class A2, 2.62%, 1/25/2023	41,500	40,820
Series K037, Class A2, 3.49%, 1/25/2024	20,000	20,450
Series K038, Class A2, 3.39%, 3/25/2024	20,914	21,226
Series K731, Class AM, 3.60%, 2/25/2025 (h)	32,000	32,709
Series KPLB, Class A, 2.77%, 5/25/2025	2,314	2,253
Series KJ17, Class A2, 2.98%, 11/25/2025	30,043	29,658
Series K052, Class A2, 3.15%, 11/25/2025	23,597	23,482
Series K061, Class AM, 3.44%, 11/25/2026 (h)	20,000	20,100
Series K065, Class A2, 3.24%, 4/25/2027	21,719	21,567
Series K065, Class AM, 3.33%, 5/25/2027	11,657	11,577
Series K066, Class A2, 3.12%, 6/25/2027	8,171	8,003
Series K069, Class A2, 3.19%, 9/25/2027 (h)	48,115	47,257
Series K070, Class A2, 3.30%, 11/25/2027 (h)	17,323	17,225
Series K072, Class A2, 3.44%, 12/25/2027	27,136	27,315
Series K072, Class AM, 3.50%, 12/25/2027 (h)	19,000	18,980
Series K073, Class A2, 3.35%, 1/25/2028	33,492	33,283
FNMA ACES
Series 2012-M11, Class FA, 2.39%, 8/25/2019 (h)	2,623	2,621
Series 2010-M1, Class A2, 4.45%, 9/25/2019	11,256	11,414
Series 2010-M3, Class A3, 4.33%, 3/25/2020 (h)	5,135	5,229

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series 2010-M7, Class A2, 3.66%, 11/25/2020	4,605	4,663
Series 2011-M2, Class A3, 3.76%, 4/25/2021	50,775	51,769
Series 2011-M4, Class A2, 3.73%, 6/25/2021	28,710	29,264
Series 2011-M1, Class A3, 3.76%, 6/25/2021	7,955	8,129
Series 2011-M8, Class A2, 2.92%, 8/25/2021	6,135	6,136
Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (h)	23,074	22,889
Series 2013-M7, Class A2, 2.28%, 12/27/2022	11,791	11,455
Series 2013-M9, Class A2, 2.39%, 1/25/2023 (h)	9,793	9,561
Series 2013-M13, Class A2, 2.54%, 4/25/2023 (h)	3,352	3,286
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (h)	16,876	17,258
Series 2014-M3, Class A2, 3.46%, 1/25/2024 (h)	24,000	24,489
Series 2014-M9, Class A2, 3.10%, 7/25/2024 (h)	3,280	3,278
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (h)	11,740	11,609
Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,039	11,577
Series 2015-M3, Class A2, 2.72%, 10/25/2024	30,000	29,138
Series 2015-M7, Class A2, 2.59%, 12/25/2024	7,298	7,062
Series 2015-M2, Class A3, 3.05%, 12/25/2024 (h)	11,977	11,956
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (h)	10,000	9,848
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (h)	64,822	63,538
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (h)	96,850	90,345
Series 2017-M3, Class A2, 2.49%, 12/25/2026 (h)	57,625	54,139
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	57,555	55,956
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	33,600	32,696
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (h)	34,718	34,203
Series 2018-M4, Class A2, 3.04%, 3/25/2028 (h)	25,707	25,149
Series 2017-M5, Class A2, 3.18%, 4/25/2029 (h)	8,018	7,808
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	13,958
Series 2018-M3, Class A2, 3.09%, 2/25/2030 (h)	17,874	17,219
FNMA Grantor Trust
Series 2017-T1, Class A, 2.90%, 6/25/2027	47,129	45,410
FORT CRE LLC
Series 2016-1A, Class B, 4.71%, 5/21/2036 (b) (h)	7,980	7,994
Series 2016-1A, Class C, 5.21%, 5/21/2036 (b) (h)	14,100	14,145
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.74%, 7/25/2024 (b) (h)	27,500	26,698
Series 2013-K31, Class C, 3.63%, 7/25/2046 ‡ (b) (h)	4,469	4,348
Series 2015-K45, Class B, 3.59%, 4/25/2048 ‡ (b) (h)	11,025	10,647
Series 2015-K47, Class B, 3.59%, 6/25/2048 ‡ (b) (h)	5,000	4,882
Series 2015-K51, Class B, 3.95%, 10/25/2048 ‡ (b) (h)	10,000	9,937
Series 2016-K56, Class B, 3.94%, 6/25/2049 (b) (h)	8,451	8,380
Series 2016-K722, Class B, 3.84%, 7/25/2049 (b) (h)	21,565	21,437
Series 2017-K67, Class B, 3.94%, 9/25/2049 (b) (h)	8,500	8,301
Series 2017-K729, Class B, 3.67%, 11/25/2049 (b) (h)	8,000	7,830
GS Mortgage Securities Corp. II
Series 2013-KING, Class A, 2.71%, 12/10/2027 (b)	10,210	10,166
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class XA, IO, 1.30%, 6/5/2031 ‡ (b) (h)	67,725	671
GS Mortgage Securities Trust
Series 2006-GG8, Class X, IO, 0.87%, 11/10/2039 ‡ (b) (h)	14,015	—	(i)
Series 2011-GC5, Class D, 5.40%, 8/10/2044 ‡ (b) (h)	1,600	1,562
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.02%, 8/12/2037 ‡ (b) (h)	64,930	19
Series 2006-CB15, Class X1, IO, 0.25%, 6/12/2043 ‡ (h)	51,346	61
Series 2005-LDP5, Class X1, IO, 0.00%, 12/15/2044 ‡ (b) (h)	26,179	—	(i)
Series 2006-LDP9, Class A3SF, 2.07%, 5/15/2047 (h)	1,340	1,335
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	3,587	3,608
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 ‡ (h)	46,147	—	(i)
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.28%, 12/27/2046 (b) (h)	14,000	12,327

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series 2014-FRR1, Class BK10, 2.54%, 11/27/2049 ‡ (b) (h)	2,900	2,779
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	8,926
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class XW, IO, 0.15%, 2/15/2040 ‡ (h)	7,950	1
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class XC, IO, 0.52%, 12/12/2049 ‡ (b) (h)	8,800	—	(i)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3, 3.67%, 2/15/2047	18,000	18,238
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.50%, 12/15/2043 ‡ (b) (h)	19,061	—	(i)
Series 2007-HQ11, Class X, IO, 0.37%, 2/12/2044 ‡ (b) (h)	47,661	72
Series 2007-IQ13, Class X, IO, 0.33%, 3/15/2044 ‡ (b) (h)	9,925	29
Series 2007-HQ13, Class X1, IO, 0.00%, 12/15/2044 ‡ (b) (h)	4,182	—	(i)
Series 2012-C4, Class A3, 2.99%, 3/15/2045	4,505	4,508
Series 2011-C3, Class A3, 4.05%, 7/15/2049	4,365	4,419
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class B, 0.25%, 7/27/2049 ‡ (b)	3,531	3,398
Series 2012-IO, Class AXA, 1.00%, 3/27/2051 (b)	1,785	1,777
PFP Ltd. (Cayman Islands)
Series 2017-3, Class B, 3.67%, 1/14/2035 ‡ (b) (h)	3,462	3,471
Series 2017-3, Class C, 4.42%, 1/14/2035 ‡ (b) (h)	4,000	4,016
RAIT Trust
Series 2015-FL5, Class B, 5.83%, 1/15/2031 ‡ (b) (h)	12,154	12,156
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	4,450	4,352
Resource Capital Corp. Ltd. (Cayman Islands)
Series 2015-CRE4, Class B, 4.94%, 8/15/2032 ‡ (b) (h)	6,407	6,343
Series RR Trust
Series 2014-1, Class B, PO, 5/25/2047 (b)	8,260	5,608
TPG Real Estate Finance Ltd. (Cayman Islands)
Series 2018-FL1, Class AS, 2.89%, 2/15/2035 (b) (h)	9,000	9,004
Series 2018-FL1, Class C, 3.84%, 2/15/2035 ‡ (b) (h)	13,000	12,996
UBS Commercial Mortgage Trust
Series 2012-C1, Class XA, IO, 2.07%, 5/10/2045 (b) (h)	14,166	920
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	15,527	15,481
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,346
Series 2012-C2, Class XA, IO, 1.34%, 5/10/2063 ‡ (b) (h)	47,814	2,114
Series 2012-C2, Class A4, 3.53%, 5/10/2063	9,327	9,424
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	30,750	31,122
Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	11,148	11,011
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class XC, IO, 0.08%, 3/15/2045 ‡ (b) (h)	35,870	—	(i)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A, 2.71%, 3/18/2028 (b) (h)	13,452	13,340
Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	8,809
Wells Fargo Re-REMIC Trust
Series 2013-FRR1, Class AK20, PO, 5/27/2045 (b)	8,000	6,609
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	9,206	9,476
Series 2013-C11, Class D, 4.27%, 3/15/2045 ‡ (b) (h)	2,500	2,356
Series 2012-C6, Class A4, 3.44%, 4/15/2045	9,327	9,408

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,845,721)		1,825,730

U.S. GOVERNMENT AGENCY SECURITIES — 2.1%
FFCB
5.13%, 11/15/2018	2,986	3,028
FHLB
5.50%, 7/15/2036	9,865	12,908
Financing Corp. STRIPS
DN, 2.17%, 3/7/2019 (a)	1,795	1,763
FNMA
1.83%, 10/9/2019 (a)	57,500	55,611
DN, 3.87%, 5/15/2030 (a)	8,071	5,367
Government Trust Certificate
2.56%, 4/1/2019 (a)	11,944	11,706
Resolution Funding Corp. STRIPS
1.69%, 10/15/2019 (a)	108,649	105,054
1.93%, 7/15/2020 (a)	225,211	213,253
1.96%, 10/15/2020 (a)	50,759	47,719
1.60%, 1/15/2021 (a)	47,400	44,239

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. GOVERNMENT AGENCY SECURITIES — continued
DN, 2.96%, 1/15/2026 (a)	12,675	9,994
DN, 2.72%, 10/15/2027 (a)	11,275	8,349
DN, 2.91%, 1/15/2030 (a)	30,700	20,838
DN, 3.10%, 4/15/2030 (a)	18,250	12,255
Tennessee Valley Authority
5.88%, 4/1/2036	21,937	29,043
5.50%, 6/15/2038	493	640
4.63%, 9/15/2060	2,632	3,176
4.25%, 9/15/2065	4,129	4,681
Tennessee Valley Authority STRIPS
4.60%, 5/1/2019 (a)	10,762	10,511
DN, 3.76%, 11/1/2025 (a)	17,495	13,764
DN, 5.04%, 7/15/2028 (a)	3,119	2,211
DN, 3.44%, 12/15/2028 (a)	3,500	2,438
DN, 4.57%, 6/15/2035 (a)	2,242	1,220

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $628,138)		619,768

FOREIGN GOVERNMENT SECURITIES — 0.9%
Israel Government AID Bond (Israel)
Zero Coupon, 11/1/2019	3,000	2,892
Zero Coupon, 11/1/2023	3,587	3,055
5.50%, 12/4/2023	7,240	8,199
Zero Coupon, 8/15/2024	3,305	2,738
Zero Coupon, 11/1/2024	95,489	78,383
Zero Coupon, 11/15/2024	2,517	2,063
Zero Coupon, 5/15/2025	14,763	11,876
Zero Coupon, 8/15/2025	23,876	18,973
Zero Coupon, 11/15/2025	18,275	14,393
Zero Coupon, 8/15/2026	17,300	13,249
Zero Coupon, 11/15/2026	2,242	1,700
5.50%, 9/18/2033	6,771	8,475
Province of Quebec (Canada)
7.37%, 3/6/2026 (d)	502	628
Republic of Colombia (Colombia)
4.00%, 2/26/2024	6,987	6,938
4.50%, 1/28/2026	3,811	3,849
7.38%, 9/18/2037	1,400	1,742
5.63%, 2/26/2044	941	991
5.00%, 6/15/2045	3,979	3,848
Republic of Panama (Panama)
4.50%, 4/16/2050	5,100	4,941
Republic of Peru (Peru)
5.63%, 11/18/2050	737	854
Republic of South Africa (South Africa)
5.88%, 9/16/2025	3,502	3,642
United Mexican States (Mexico)
3.60%, 1/30/2025	7,166	6,904
4.13%, 1/21/2026	5,155	5,101
3.75%, 1/11/2028	22,959	21,547
4.75%, 3/8/2044	3,906	3,608
5.55%, 1/21/2045	12,227	12,609
4.60%, 1/23/2046	2,862	2,583
4.35%, 1/15/2047	4,228	3,681
4.60%, 2/10/2048	1,928	1,738
5.75%, 10/12/2110	5,118	4,926

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $263,299)		256,126

MUNICIPAL BONDS — 0.3% (l)
California — 0.0% (c)
General Obligation — 0.0% (c)
State of California, Various Purpose GO, 7.30%, 10/1/2039	2,400	3,418

Transportation — 0.0% (c)
Los Angeles City Department of Airports, International Airport Series C, Rev., 6.58%, 5/15/2039	3,060	3,891

Total California		7,309

New York — 0.2%
Special Tax — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	2,240	2,705

Transportation — 0.2%
Port Authority of New York & New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	13,494
Series 165, Rev., 5.65%, 11/1/2040	3,780	4,707
Series 174, Rev., 4.46%, 10/1/2062	17,925	19,398

		37,599

Total New York		40,304

Ohio — 0.1%
Education — 0.0% (c)
Ohio State University, General Receipts
Series A, Rev., 4.05%, 12/1/2056	3,478	3,474
Series A, Rev., 4.80%, 6/1/2111	9,576	10,307
Rev., 5.59%, 12/1/2114	1,000	1,148

		14,929

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Utility — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project
Series B, Rev., 7.50%, 2/15/2050	11,725	17,211

Total Ohio		32,140

TOTAL MUNICIPAL BONDS (Cost $68,286)		79,753

SUPRANATIONAL — 0.1%
African Development Bank 8.80%, 9/1/2019 (Cost $25,293)	23,640	25,272

	Shares (000)
SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90% (m) (n) (Cost $809,560)	809,517	809,679

Total Investments — 99.9% (Cost $29,477,463)		29,277,377
Other Assets in Excess of Liabilities — 0.1%		40,685

Net Assets — 100.0%		29,318,062

Percentages indicated are based on net assets.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

ACES		Alternative Credit Enhancement Securities
ARM		Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2018.
CMBS		Commercial Mortgage Backed Security
CSMC		Credit Suisse Mortgage Trust
DN		Discount Notes
FFCB		Federal Farm Credit Bank
FHA		Federal Housing Administration
FHLB		Federal Home Loan Bank
FHLMC		Federal Home Loan Mortgage Corp.
FNMA		Federal National Mortgage Association
GNMA		Government National Mortgage Association
GO		General Obligation
HB		High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE		Intercontinental Exchange
IF		Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2018. The rate may be subject to a cap and floor.
IO		Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR		London Interbank Offered Rate
PO		Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC		Real Estate Mortgage Investment Conduit
Rev.		Revenue
STRIPS		Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD		United States Dollar
VA		Veterans Administration

(a)	—	The rate shown is the effective yield as of May 31, 2018.
(b)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	—	Amount rounds to less than 0.05% of net assets.
(d)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(e)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(f)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(g)	—	Security is an interest bearing note with preferred security characteristics.
(h)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(i)	—	Amount rounds to less than one thousand.
(j)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	—	Defaulted security.
(l)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(n)	—	The rate shown was the current yield as of May 31, 2018.
‡	—	Value determined using significant unobservable inputs.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

JPMorgan Corp Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,788,575	$878,027	$3,666,602
Collateralized Mortgage Obligations	—	2,482,496	122,521	2,605,017
Commercial Mortgage-Backed Securities	—	1,694,425	131,305	1,825,730
Corporate Bonds
Aerospace & Defense	—	92,620	—	92,620
Air Freight & Logistics	—	5,626	—	5,626
Airlines	—	2,256	—	2,256
Automobiles	—	91,134	—	91,134
Banks	—	1,304,361	—	1,304,361
Beverages	—	141,317	—	141,317
Biotechnology	—	94,004	—	94,004
Building Products	—	30,672	—	30,672
Capital Markets	—	699,285	924	700,209
Chemicals	—	103,301	—	103,301
Commercial Services & Supplies	—	6,281	—	6,281
Communications Equipment	—	21,809	—	21,809
Construction & Engineering	—	6,473	—	6,473
Construction Materials	—	14,421	—	14,421
Consumer Finance	—	241,871	—	241,871
Containers & Packaging	—	23,546	—	23,546
Diversified Consumer Services	—	7,546	—	7,546
Diversified Financial Services	—	263,261	—	263,261
Diversified Telecommunication Services	—	295,389	—	295,389
Electric Utilities	—	413,622	—	413,622
Electrical Equipment	—	12,234	—	12,234
Electronic Equipment, Instruments & Components	—	7,948	—	7,948
Energy Equipment & Services	—	30,927	—	30,927
Equity Real Estate Investment Trusts (REITs)	—	325,179	—	325,179
Food & Staples Retailing	—	66,953	—	66,953
Food Products	—	85,274	—	85,274
Gas Utilities	—	39,436	—	39,436
Health Care Equipment & Supplies	—	24,765	—	24,765
Health Care Providers & Services	—	188,778	—	188,778
Hotels, Restaurants & Leisure	—	12,668	—	12,668
Household Durables	—	10,474	—	10,474
Household Products	—	20,044	—	20,044
Independent Power and Renewable Electricity Producers	—	28,434	—	28,434
Industrial Conglomerates	—	25,280	—	25,280
Insurance	—	324,191	—	324,191
Internet & Direct Marketing Retail	—	44,975	—	44,975
Internet Software & Services	—	20,819	—	20,819
IT Services	—	43,276	—	43,276
Life Sciences Tools & Services	—	10,679	—	10,679
Machinery	—	28,692	—	28,692

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Media	$—	$242,572	$—	$242,572
Metals & Mining	—	40,532	—	40,532
Multiline Retail	—	12,561	—	12,561
Multi-Utilities	—	114,877	—	114,877
Oil, Gas & Consumable Fuels	—	681,158	—	681,158
Pharmaceuticals	—	75,494	—	75,494
Real Estate Management & Development	—	12,701	—	12,701
Road & Rail	—	118,994	—	118,994
Semiconductors & Semiconductor Equipment	—	51,677	—	51,677
Software	—	148,277	—	148,277
Specialty Retail	—	27,573	—	27,573
Technology Hardware, Storage & Peripherals	—	136,833	—	136,833
Thrifts & Mortgage Finance	—	16,691	—	16,691
Tobacco	—	6,804	—	6,804
Trading Companies & Distributors	—	57,486	—	57,486
Water Utilities	—	11,837	—	11,837
Wireless Telecommunication Services	—	52,765	17,037	69,802

Total Corporate Bonds	—	7,018,653	17,961	7,036,614

Foreign Government Securities	—	256,126	—	256,126
Mortgage-Backed Securities	—	4,268,304	—	4,268,304
Municipal Bonds	—	79,753	—	79,753
Supranational	—	25,272	—	25,272
U.S. Government Agency Securities	—	619,768	—	619,768
U.S. Treasury Obligations	—	8,084,512	—	8,084,512
Short-Term Investments
Investment Companies	809,679	—	—	809,679

Total Investments in Securities	$809,679	$27,317,884	$1,149,814	$29,277,377

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between levels 1 and 2 during the period ended May 31, 2018.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of February 28, 2018	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018
Investments in Securities:
Asset-Backed Securities	$914,507	$673	$(1,844)	$(42)	$124,711	$(101,262)	$97,217	$(155,933)	$878,027
Collateralized Mortgage Obligations	128,082	31	(62)	(661)	197	(7,511)	2,445	—	122,521
Commercial Mortgage-Backed Securities	132,645	1,102	(1,491)	(515)	—	(15,617)	22,884	(7,703)	131,305
Corporate Bonds - Capital Markets	1,108	1	— (a)	1	—	(186)	—	—	924
Corporate Bonds - Wireless Telecommunication Services	17,226	—	—	—	—	(189)	—	—	17,037
Loan Assignments - Hotels, Restaurants & Leisure	16,370	550	(187)	15	—	(16,748)	—	—	—

	$1,209,938	$2,357	$(3,584)	$(1,202)	$124,908	$(141,513)	$122,546	$(163,636)	$1,149,814

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

Transfers from level 3 to level 2 are due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine the price for the period ended May 31, 2018.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3), amounted to approximately $(2,889,000).

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$366,526	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (12.40%)
			Constant Default Rate	0.00% -30.00% (0.47%)
			Yield (Discount Rate of Cash Flows)	2.39% - 8.14% (3.98%)

Asset-Backed Securities	366,526
	16,496	Discounted Cash Flow	PSA Prepayment Model	256.00% (256.00%)
			Constant Prepayment Rate	0.00% - 40.00% (20.17%)
			Constant Default Rate	0.00% - 6.40% (2.59%)
			Yield (Discount Rate of Cash Flows)	(111.56)% - 199.00% (7.30%)

Collateralized Mortgage Obligations	16,496
	75,418	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (6.86%)
			Yield (Discount Rate of Cash Flows)	2.38% - 9.37% (4.49%)

Commercial Mortgage-Backed Securities	75,418
	925	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.67% (3.67%)
			Liquidity Discount	0.75% (0.75%)

Corporate Bonds	925

Total	$459,365

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2018, the value of these investments was approximately $690,449,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 27.1%
Aerospace & Defense — 0.4%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	589	572
Airbus SE (France)
3.15%, 4/10/2027 (a)	655	631
3.95%, 4/10/2047 (a)	150	147
Arconic, Inc.
5.40%, 4/15/2021	1,581	1,622
5.87%, 2/23/2022	4,080	4,264
5.13%, 10/1/2024	2,920	2,931
5.90%, 2/1/2027	1,350	1,360
6.75%, 1/15/2028	3,265	3,466
5.95%, 2/1/2037	1,432	1,382
BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019 (a)	145	150
General Dynamics Corp.
3.00%, 5/11/2021	9,730	9,707
1.88%, 8/15/2023	308	287
3.50%, 5/15/2025	10,885	10,852
Lockheed Martin Corp.
4.07%, 12/15/2042	1,311	1,275
3.80%, 3/1/2045	600	558
Orbital ATK, Inc. 5.50%, 10/1/2023	1,000	1,040
Precision Castparts Corp. 3.25%, 6/15/2025	3,035	2,970
Rockwell Collins, Inc. 4.35%, 4/15/2047	4,986	4,811
United Technologies Corp. 4.50%, 6/1/2042	2,471	2,427

		50,452

Air Freight & Logistics — 0.0% (b)
United Parcel Service of America, Inc. 8.37%, 4/1/2030 (c)	235	320
United Parcel Service, Inc. 2.80%, 11/15/2024	1,700	1,639
XPO Logistics, Inc.
6.50%, 6/15/2022 (a)	725	742
6.13%, 9/1/2023 (a)	180	184

		2,885

Airlines — 0.1%
American Airlines Group, Inc. 5.50%, 10/1/2019 (a)	1,375	1,399
Continental Airlines Pass-Through Trust
Series 2012-2, Class A, 4.00%, 10/29/2024	2,957	2,971
United Continental Holdings, Inc.
4.25%, 10/1/2022	1,287	1,241
5.00%, 2/1/2024	2,810	2,726

		8,337

Auto Components — 0.2%
Allison Transmission, Inc.
5.00%, 10/1/2024 (a)	2,866	2,845
4.75%, 10/1/2027 (a)	610	571
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	1,417	1,461
6.25%, 3/15/2026	776	751
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	1,352	1,340
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	2,512	2,507
5.00%, 5/31/2026	2,243	2,125
4.88%, 3/15/2027	2,598	2,410
Icahn Enterprises LP
6.25%, 2/1/2022	2,967	3,037
6.75%, 2/1/2024	5,627	5,754
6.38%, 12/15/2025	3,870	3,856
IHO Verwaltungs GmbH (Germany) 4.50% (cash), 9/15/2023 (a) (d)	350	337
Tenneco, Inc. 5.38%, 12/15/2024	2,085	2,012

		29,006

Automobiles — 0.3%
BMW US Capital LLC (Germany) 1.85%, 9/15/2021 (a)	1,750	1,678
Daimler Finance North America LLC (Germany)
2.70%, 8/3/2020 (a)	1,000	991
2.88%, 3/10/2021 (a)	1,500	1,482
3.35%, 5/4/2021 (a)	3,000	3,003
3.30%, 5/19/2025 (a)	500	486
8.50%, 1/18/2031	195	277
Fiat Chrysler Automobiles NV (United Kingdom)
4.50%, 4/15/2020	1,000	1,005
5.25%, 4/15/2023	2,550	2,569
Ford Motor Co.
4.35%, 12/8/2026	523	517
6.63%, 10/1/2028	3,500	3,933
7.45%, 7/16/2031	1,250	1,476
General Motors Co. 6.60%, 4/1/2036	2,655	2,953
Hyundai Capital America 3.45%, 3/12/2021 (a)	2,000	1,984
Jaguar Land Rover Automotive plc (United Kingdom)
5.63%, 2/1/2023 (a)	2,227	2,244
4.50%, 10/1/2027 (a)	3,607	3,192
Motors Liquidation Co. 7.70%, 4/15/2016 ‡ (e)	2,500	—	(f)
Nissan Motor Acceptance Corp.
2.13%, 3/3/2020 (a)	538	529
3.15%, 3/15/2021 (a)	1,200	1,195
2.80%, 1/13/2022 (a)	7,205	7,058

		36,572

Banks — 4.6%
ABN AMRO Bank NV (Netherlands)
2.65%, 1/19/2021 (a)	3,500	3,447
4.75%, 7/28/2025 (a)	15,301	15,317

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
ANZ New Zealand Int’l Ltd. (New Zealand)
2.60%, 9/23/2019 (a)	2,200	2,193
2.75%, 1/22/2021 (a)	2,200	2,171
2.88%, 1/25/2022 (a)	1,200	1,174
3.45%, 7/17/2027 (a)	889	853
Australia & New Zealand Banking Group Ltd. (Australia)
2.25%, 12/19/2019 (a)	1,000	990
(USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (a) (g) (h) (i)	4,227	4,343
Banco Mercantil del Norte SA (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (a) (g) (h) (i)	820	805
Banco Nacional de Comercio Exterior SNC (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026 (a) (h)	200	192
Banco Santander SA (Spain)
3.13%, 2/23/2023	1,600	1,525
4.38%, 4/12/2028	7,000	6,731
Bank of America Corp.
Series L, 2.25%, 4/21/2020	2,425	2,392
2.50%, 10/21/2022	1,025	983
3.30%, 1/11/2023	86	85
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (h)	57	56
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (h)	1,805	1,760
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (h)	29,213	28,355
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (g) (h) (i)	4,480	4,660
4.00%, 1/22/2025	7,677	7,594
Series L, 3.95%, 4/21/2025	1,326	1,302
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (h)	519	494
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (h)	4,000	3,865
(ICE LIBOR USD 3 Month + 0.77%), 3.13%, 2/5/2026 (h)	6,915	6,788
4.45%, 3/3/2026	1,294	1,305
4.25%, 10/22/2026	473	473
3.25%, 10/21/2027	12,200	11,400
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (h)	1,000	964
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (h)	467	440
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (h)	13,000	12,803
6.98%, 3/7/2037	1,500	1,832
Bank of Montreal (Canada)
2.38%, 1/25/2019	655	654
1.50%, 7/18/2019	653	645
2.10%, 12/12/2019	1,137	1,125
Series D, 3.10%, 4/13/2021	1,300	1,297
1.75%, 6/15/2021 (a)	2,000	1,926
Bank of Nova Scotia (The) (Canada)
1.65%, 6/14/2019	1,000	989
1.85%, 4/14/2020	1,725	1,694
2.50%, 1/8/2021	2,700	2,659
3.13%, 4/20/2021	22,600	22,538
1.88%, 9/20/2021 (a)	500	482
2.45%, 9/19/2022	1,000	964
Barclays Bank plc (United Kingdom) 7.63%, 11/21/2022	2,833	3,074
Barclays plc (United Kingdom)
4.38%, 9/11/2024	1,150	1,114
4.38%, 1/12/2026	800	778
5.20%, 5/12/2026	4,803	4,707
4.84%, 5/9/2028	2,687	2,539
BB&T Corp.
6.85%, 4/30/2019	150	156
5.25%, 11/1/2019	500	516
2.63%, 6/29/2020	1,500	1,490
3.20%, 9/3/2021	500	499
2.85%, 10/26/2024	800	766
BNP Paribas SA (France)
3.80%, 1/10/2024 (a)	2,000	1,965
3.38%, 1/9/2025 (a)	980	929
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (a)	1,000	959
2.90%, 2/21/2022 (a)	1,000	980
Caixa Economica Federal (Brazil)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.55%), 7.25%, 7/23/2024 (h)(j)	1,350	1,368
Canadian Imperial Bank of Commerce (Canada)
2.25%, 7/21/2020 (a)	3,319	3,270
2.70%, 2/2/2021	1,000	987
Capital One Bank USA NA 3.38%, 2/15/2023	1,400	1,366
CIT Group, Inc.
5.00%, 8/15/2022	1,846	1,876
5.00%, 8/1/2023	3,704	3,741
5.25%, 3/7/2025	1,774	1,801
6.13%, 3/9/2028	645	659
Citibank NA 3.05%, 5/1/2020	600	600
Citigroup, Inc.
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020 (g) (h) (i)	2,062	2,119
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 5.95%, 8/15/2020 (g) (h) (i)	1,545	1,600

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
2.90%, 12/8/2021		1,500	1,474
2.75%, 4/25/2022		2,000	1,943
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (g) (h) (i)		581	591
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (g) (h) (i)		813	829
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (g) (h) (i)		2,315	2,332
6.88%, 6/1/2025		645	746
7.00%, 12/1/2025		1,115	1,313
3.70%, 1/12/2026		970	943
4.30%, 11/20/2026		2,500	2,467
6.63%, 1/15/2028		838	983
(ICE LIBOR USD 3 Month + 1.19%), 4.08%, 4/23/2029 (h)		2,000	1,963
Citizens Bank NA 3.70%, 3/29/2023		2,090	2,098
Commonwealth Bank of Australia (Australia)
2.50%, 9/18/2022 (a)		1,070	1,031
3.45%, 3/16/2023 (a)		1,200	1,194
3.90%, 3/16/2028 (a)		1,200	1,192
Cooperatieve Rabobank UA (Netherlands)
2.50%, 1/19/2021		2,000	1,966
2.75%, 1/10/2023		1,500	1,452
Credit Agricole SA (France)
2.38%, 7/1/2021 (a)		18,697	18,166
3.75%, 4/24/2023 (a)		1,200	1,182
4.38%, 3/17/2025 (a)		5,765	5,630
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (g) (h) (i)		10,811	11,770
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 2.75%, 3/26/2020		519	515
Danske Bank A/S (Denmark)
2.00%, 9/8/2021 (a)		7,000	6,716
2.70%, 3/2/2022 (a)		619	603
(EUR Swap Annual 5 Year + 5.47%), 5.88%, 4/6/2022 (g) (h) (i) (j)	EUR	3,700	4,735
Fifth Third Bancorp
2.88%, 7/27/2020		625	622
3.95%, 3/14/2028		1,000	992
Fifth Third Bank 3.85%, 3/15/2026		234	231
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (a)		1,045	1,084
HSBC Holdings plc (United Kingdom)
3.40%, 3/8/2021		15,869	15,903
2.65%, 1/5/2022		3,840	3,725
4.00%, 3/30/2022		1,371	1,394
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (h)		13,655	13,423
3.60%, 5/25/2023		1,250	1,244
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (h)		1,052	1,023
4.25%, 3/14/2024		9,200	9,246
(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 3/30/2025 (g) (h) (i)		14,265	14,283
4.25%, 8/18/2025		1,333	1,315
4.30%, 3/8/2026		1,006	1,015
3.90%, 5/25/2026		506	497
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (h)		6,263	6,137
Huntington Bancshares, Inc.
3.15%, 3/14/2021		846	844
2.30%, 1/14/2022		1,084	1,043
Huntington National Bank (The) 2.88%, 8/20/2020		1,155	1,151
Industrial & Commercial Bank of China Ltd. (China)
2.45%, 10/20/2021		400	385
2.96%, 11/8/2022		350	339
ING Groep NV (Netherlands)
(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (g) (h) (i) (j)		5,857	6,038
Intesa Sanpaolo SpA (Italy) 3.88%, 7/14/2027 (a)		1,405	1,231
Itau Unibanco Holding SA (Brazil)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%, 12/12/2022 (a) (g) (h) (i)		650	613
KeyBank NA 3.18%, 5/22/2022		1,621	1,605
KeyCorp 2.90%, 9/15/2020		605	603
Lloyds Bank plc (United Kingdom) 2.40%, 3/17/2020		2,000	1,976
Lloyds Banking Group plc (United Kingdom)
(EUR Swap Annual 5 Year + 5.29%), 6.37%, 6/27/2020 (g) (h) (i) (j)	EUR	6,750	8,424
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (h)		2,650	2,531
4.38%, 3/22/2028		633	624
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (h)		17,105	15,763
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022		413	407
2.67%, 7/25/2022		2,150	2,083
2.53%, 9/13/2023		423	401
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.45%, 10/16/2019 (a)		2,300	2,283
Mizuho Financial Group, Inc. (Japan) 4.02%, 3/5/2028		2,000	2,009

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
MUFG Americas Holdings Corp. 2.25%, 2/10/2020		1,510	1,489
MUFG Bank Ltd. (Japan)
2.30%, 3/5/2020 (a)		15,000	14,773
2.75%, 9/14/2020 (a)		6,256	6,193
MUFG Union Bank NA 2.25%, 5/6/2019		1,500	1,494
National Australia Bank Ltd. (Australia)
2.63%, 7/23/2020		1,100	1,090
2.50%, 1/12/2021		4,000	3,926
3.38%, 1/14/2026		1,848	1,791
2.50%, 7/12/2026		448	406
National Savings Bank (Sri Lanka) 8.88%, 9/18/2018 (j)		200	202
Nordea Bank AB (Sweden)
4.88%, 1/27/2020 (a)		3,000	3,086
4.25%, 9/21/2022 (a)		886	907
(USD Swap Semi 5 Year + 3.39%), 6.13%, 9/23/2024 (a) (g) (h) (i)		8,800	8,723
PNC Bank NA 2.15%, 4/29/2021		655	636
PNC Financial Services Group, Inc. (The) 4.38%, 8/11/2020		1,057	1,086
Regions Bank 2.75%, 4/1/2021		2,000	1,970
Royal Bank of Canada (Canada)
2.00%, 10/1/2018		630	629
2.00%, 12/10/2018		308	307
1.88%, 2/5/2020		2,960	2,916
2.15%, 3/6/2020		1,380	1,363
4.65%, 1/27/2026		423	433
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020 (g) (h) (i)		2,080	2,142
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (g) (h) (i)		1,955	2,116
6.13%, 12/15/2022		10,795	11,420
6.10%, 6/10/2023		900	956
5.13%, 5/28/2024		2,460	2,497
Russian Agricultural Bank OJSC (Russia) 8.50%, 10/16/2023 (j)		1,000	1,074
Santander UK Group Holdings plc (United Kingdom) 4.75%, 9/15/2025 (a)		14,379	14,159
Santander UK plc (United Kingdom) 2.50%, 3/14/2019		1,697	1,694
Societe Generale SA (France)
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021 (a) (g) (h) (i)		3,045	3,144
5.00%, 1/17/2024 (a)		5,000	5,088
4.25%, 4/14/2025 (a)		800	774
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (g) (h) (i)		8,160	8,680
SpareBank 1 Boligkreditt A/S (Norway) 1.75%, 11/15/2019 (a)		1,545	1,522
Stadshypotek AB (Sweden) 1.88%, 10/2/2019 (a)		2,600	2,570
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (h)		1,200	1,180
State Savings Bank of Ukraine (Ukraine) 9.38%, 3/10/2023 (c) (j)		2,200	2,269
Sumitomo Mitsui Banking Corp. (Japan) 2.45%, 1/16/2020		2,200	2,179
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022		1,200	1,176
2.78%, 7/12/2022		3,550	3,449
2.78%, 10/18/2022		1,644	1,592
3.10%, 1/17/2023		3,099	3,039
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021 (h)		1,240	1,231
SunTrust Banks, Inc. 4.00%, 5/1/2025		1,857	1,872
Toronto-Dominion Bank (The) (Canada)
1.75%, 7/23/2018		2,852	2,850
2.13%, 7/2/2019		712	708
2.25%, 11/5/2019		453	450
2.55%, 1/25/2021		2,000	1,977
(USD Swap Semi 5 Year + 2.21%), 3.62%, 9/15/2031 (h)		372	356
UBS Group AG (Switzerland)
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (g) (h) (i) (j)	EUR	11,400	14,510
UBS Group Funding Switzerland AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (h)		1,303	1,251
United Overseas Bank Ltd. (Singapore) 3.20%, 4/23/2021 (a)		3,100	3,096
US Bancorp
7.50%, 6/1/2026		2,000	2,452
Series V, 2.38%, 7/22/2026		1,700	1,543
Series X, 3.15%, 4/27/2027		900	862
3.90%, 4/26/2028		4,000	4,058
Vnesheconombank Via VEB Finance plc (Russia)
6.03%, 7/5/2022 (j)		3,600	3,717
5.94%, 11/21/2023(j)		500	516

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
Wachovia Corp. 7.57%, 8/1/2026 (c)	515	621
Wells Fargo & Co.
2.50%, 3/4/2021	1,607	1,576
2.63%, 7/22/2022	2,000	1,924
3.07%, 1/24/2023	3,813	3,712
3.30%, 9/9/2024	7,565	7,320
4.10%, 6/3/2026	403	396
3.00%, 10/23/2026	10,235	9,498
4.30%, 7/22/2027	173	171
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (h)	4,475	4,277
5.61%, 1/15/2044	853	934
4.75%, 12/7/2046	6,372	6,261
Wells Fargo Bank NA 2.60%, 1/15/2021	5,000	4,923
Westpac Banking Corp. (Australia)
1.60%, 8/19/2019	356	351
4.88%, 11/19/2019	942	969
2.00%, 3/3/2020 (a)	1,281	1,262
2.50%, 6/28/2022	1,800	1,737
2.75%, 1/11/2023	2,500	2,420
3.40%, 1/25/2028	500	481
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (h)	1,000	971

		615,838

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. (Belgium)
2.65%, 2/1/2021	2,360	2,338
3.30%, 2/1/2023	2,551	2,537
3.65%, 2/1/2026	24,595	24,151
4.70%, 2/1/2036	8,490	8,710
4.90%, 2/1/2046	5,415	5,621
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	1,500	1,494
4.38%, 4/15/2038	7,700	7,603
4.44%, 10/6/2048	1,032	1,001
4.75%, 4/15/2058	1,940	1,925
Coca-Cola Co. (The) 2.25%, 9/1/2026	1,000	908
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	432
Dr Pepper Snapple Group, Inc.
2.55%, 9/15/2026	507	443
3.43%, 6/15/2027 (a)	225	209
Maple Escrow Subsidiary, Inc. 3.55%, 5/25/2021 (a)	30,000	30,131
PepsiCo, Inc.
3.10%, 7/17/2022	572	573
3.50%, 7/17/2025	1,845	1,845
2.38%, 10/6/2026	850	775
4.45%, 4/14/2046	730	771
3.45%, 10/6/2046	4,230	3,794

		95,261

Biotechnology — 0.1%
AbbVie, Inc.
2.00%, 11/6/2018	1,523	1,519
3.60%, 5/14/2025	500	487
3.20%, 5/14/2026	600	564
4.40%, 11/6/2042	4,305	4,125
Amgen, Inc.
3.63%, 5/15/2022	640	644
4.56%, 6/15/2048	558	551
4.66%, 6/15/2051	1,000	996
Biogen, Inc. 2.90%, 9/15/2020	300	299
Gilead Sciences, Inc.
1.85%, 9/20/2019	500	495
3.25%, 9/1/2022	1,700	1,698
3.70%, 4/1/2024	1,547	1,557
3.50%, 2/1/2025	680	673
3.65%, 3/1/2026	1,546	1,529
4.15%, 3/1/2047	4,850	4,670

		19,807

Building Products — 0.2%
American Woodmark Corp. 4.88%, 3/15/2026 (a)	2,185	2,087
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	189
Hardwoods Acquisition, Inc. 7.50%, 8/1/2021 (a)	4,973	4,650
James Hardie International Finance DAC (Ireland)
4.75%, 1/15/2025 (a)	1,300	1,263
5.00%, 1/15/2028 (a)	865	820
Jeld-Wen, Inc.
4.63%, 12/15/2025 (a)	990	936
4.88%, 12/15/2027 (a)	695	646
Johnson Controls International plc
3.62%, 7/2/2024 (c)	323	319
3.90%, 2/14/2026	453	449
5.70%, 3/1/2041	1,390	1,557
4.95%, 7/2/2064 (c)	904	889
Owens Corning 4.30%, 7/15/2047	6,180	5,218
Standard Industries, Inc.
5.38%, 11/15/2024 (a)	2,115	2,078
6.00%, 10/15/2025 (a)	3,790	3,828
4.75%, 1/15/2028 (a)	3,335	3,060
Summit Materials LLC 5.13%, 6/1/2025 (a)	1,810	1,701

		29,690

Capital Markets — 1.8%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	508	474
Bank of New York Mellon Corp. (The)
2.20%, 3/4/2019	510	509
4.60%, 1/15/2020	530	545
2.60%, 8/17/2020	1,291	1,281
2.45%, 11/27/2020	940	928

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Capital Markets — continued
2.60%, 2/7/2022	1,930	1,888
2.95%, 1/29/2023	2,500	2,453
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (h)	500	486
3.95%, 11/18/2025	996	1,012
3.25%, 5/16/2027	1,200	1,159
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	493	510
4.25%, 5/24/2021	485	502
3.50%, 3/18/2024	315	318
Blackstone Holdings Finance Co. LLC
5.88%, 3/15/2021 (a)	1,000	1,069
4.45%, 7/15/2045 (a)	159	155
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,265	1,205
4.70%, 9/20/2047	645	624
Carlyle Promissory Note 4.35%, 7/15/2019‡	189	187
Charles Schwab Corp. (The) 3.23%, 9/1/2022	750	746
CME Group, Inc. 3.00%, 9/15/2022	950	941
Credit Suisse AG (Switzerland)
3.00%, 10/29/2021	775	767
3.63%, 9/9/2024	15,535	15,396
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (g) (h) (i)	12,300	12,884
4.28%, 1/9/2028 (a)	8,000	7,799
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (h)	831	782
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	1,098	1,080
Deutsche Bank AG (Germany) 4.25%, 10/14/2021	1,850	1,834
Goldman Sachs Group, Inc. (The)
Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 5/10/2019 (g) (h) (i)	1,500	1,524
5.38%, 3/15/2020	1,104	1,147
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020 (g) (h) (i)	1,170	1,194
2.75%, 9/15/2020	54	54
2.35%, 11/15/2021	2,909	2,805
3.00%, 4/26/2022	3,293	3,233
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (h)	1,000	975
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (g) (h) (i)	17,635	16,771
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (h)	11,142	10,790
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (h)	3,592	3,473
3.50%, 1/23/2025	2,566	2,482
3.75%, 5/22/2025	4,789	4,683
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (h)	1,612	1,540
4.25%, 10/21/2025	364	361
3.50%, 11/16/2026	15,000	14,224
3.85%, 1/26/2027	664	643
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (h)	977	928
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (h)	6,830	6,523
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (h)	5,740	5,660
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (h)	5,610	5,150
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	565	565
Invesco Finance plc
4.00%, 1/30/2024	1,162	1,187
3.75%, 1/15/2026	390	389
Jefferies Group LLC
6.45%, 6/8/2027	140	154
6.25%, 1/15/2036	950	976
Legg Mason, Inc. 5.63%, 1/15/2044	275	293
Lehman Brothers Holdings, Inc.
3.60%, 3/13/2009 (e)	235	7
8.50%, 2/1/2016 (e)	295	9
5.75%, 5/17/2049 (e)	1,000	31
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (a)	3,000	3,123
6.25%, 1/14/2021 (a)	2,709	2,883
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (h)	1,200	1,111
(ICE LIBOR USD 3 Month + 1.73%), 4.65%, 3/27/2029 (a) (h)	1,505	1,493
Morgan Stanley
5.63%, 9/23/2019	310	321
2.65%, 1/27/2020	1,932	1,920
5.50%, 7/24/2020	113	118
5.75%, 1/25/2021	1,050	1,115
5.50%, 7/28/2021	2,779	2,953
2.75%, 5/19/2022	1,200	1,169
3.13%, 1/23/2023	2,500	2,444
4.10%, 5/22/2023	750	761
Series F, 3.88%, 4/29/2024	1,692	1,699
3.70%, 10/23/2024	3,979	3,948
4.00%, 7/23/2025	2,677	2,687
5.00%, 11/24/2025	1,617	1,687
3.88%, 1/27/2026	4,268	4,219
3.13%, 7/27/2026	5,285	4,949
3.63%, 1/20/2027	1,000	965
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (h)	6,667	6,356
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (h)	13,715	13,253
MSCI, Inc.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Capital Markets — continued
5.25%, 11/15/2024 (a)	965	974
5.75%, 8/15/2025 (a)	3,640	3,745
5.38%, 5/15/2027 (a)	1,227	1,230
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	193	204
Northern Trust Co. (The) 6.50%, 8/15/2018	740	746
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (h)	1,000	947
State Street Corp.
3.10%, 5/15/2023	459	454
3.70%, 11/20/2023	935	953
3.55%, 8/18/2025	1,364	1,358
2.65%, 5/19/2026	700	654
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	953	942
Thomson Reuters Corp. (Canada) 4.70%, 10/15/2019	280	286
UBS AG (Switzerland)
2.38%, 8/14/2019	11,200	11,144
2.45%, 12/1/2020 (a)	17,354	17,022

		245,138

Chemicals — 0.4%
Air Liquide Finance SA (France)
1.75%, 9/27/2021 (a)	1,325	1,263
2.25%, 9/27/2023 (a)	14,795	13,933
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	1,110	1,096
Blue Cube Spinco LLC 10.00%, 10/15/2025	2,695	3,140
CF Industries, Inc.
3.45%, 6/1/2023	2,250	2,125
4.50%, 12/1/2026 (a)	1,134	1,122
Chemours Co. (The)
6.63%, 5/15/2023	1,455	1,528
7.00%, 5/15/2025	1,723	1,848
Chevron Phillips Chemical Co. LLC 3.70%, 6/1/2028 (a)	1,900	1,888
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	512	508
Dow Chemical Co. (The) 3.00%, 11/15/2022	121	118
Ecolab, Inc.
2.25%, 1/12/2020	892	882
3.25%, 1/14/2023	1,027	1,022
EI du Pont de Nemours & Co.
6.50%, 1/15/2028	625	755
4.90%, 1/15/2041	851	900
Hexion, Inc. 6.63%, 4/15/2020	812	766
Huntsman International LLC 5.13%, 11/15/2022	1,732	1,784
Ingevity Corp. 4.50%, 2/1/2026 (a)	1,175	1,110
Koppers, Inc. 6.00%, 2/15/2025 (a)	328	333
Monsanto Co. 4.70%, 7/15/2064	705	642
Mosaic Co. (The)
5.45%, 11/15/2033	364	371
4.88%, 11/15/2041	429	397
Nufarm Australia Ltd. (Australia) 5.75%, 4/30/2026 (a)	1,238	1,200
Nutrien Ltd. (Canada) 4.13%, 3/15/2035	511	480
OCP SA (Morocco) 5.63%, 4/25/2024 (j)	3,200	3,284
Olin Corp. 5.13%, 9/15/2027	946	920
PolyOne Corp. 5.25%, 3/15/2023	2,866	2,905
Praxair, Inc. 2.65%, 2/5/2025	685	654
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023	375	388
5.25%, 12/15/2026	1,893	1,808
Union Carbide Corp. 7.75%, 10/1/2096	1,305	1,642
Valvoline, Inc. 4.38%, 8/15/2025	2,847	2,691
Venator Finance SARL 5.75%, 7/15/2025 (a)	1,129	1,106
WR Grace & Co.-Conn 5.63%, 10/1/2024 (a)	100	104
WR Grace & Co.-Conn. 5.13%, 10/1/2021 (a)	300	309

		55,022

Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	2,227	2,227
ADT Corp. (The)
3.50%, 7/15/2022	1,750	1,610
4.13%, 6/15/2023	8,900	8,143
Aramark Services, Inc.
5.13%, 1/15/2024	2,093	2,125
5.00%, 2/1/2028 (a)	1,603	1,543
Brambles USA, Inc. (Australia) 5.35%, 4/1/2020 (a)	1,200	1,243
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	3,245	2,920
Covanta Holding Corp. 5.88%, 3/1/2024	1,858	1,825
Garda World Security Corp. (Canada) 8.75%, 5/15/2025 (a)	1,060	1,079
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.64%, 12/21/2065 (a) (h)	5,334	5,041
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021 (a)	790	794
5.00%, 2/1/2025 (a)	400	386
Nielsen Finance LLC 5.00%, 4/15/2022 (a)	1,552	1,540

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Commercial Services & Supplies — continued
Republic Services, Inc. 3.55%, 6/1/2022	348	350
4.75%, 5/15/2023	190	200
2.90%, 7/1/2026	245	227

		31,253

Communications Equipment — 0.2%
Avaya, Inc. 7.00%, 4/1/2019 ‡ (e)	9,495	1
CB Escrow Corp. 8.00%, 10/15/2025 (a)	1,750	1,636
Cisco Systems, Inc.
3.00%, 6/15/2022	3,751	3,743
5.90%, 2/15/2039	375	473
5.50%, 1/15/2040	500	607
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	3,335	3,343
CommScope, Inc. 5.50%, 6/15/2024 (a)	3,050	3,058
Goodman Networks, Inc. 8.00%, 5/11/2022 ‡	614	424
Nokia OYJ (Finland)
5.38%, 5/15/2019	239	244
3.38%, 6/12/2022	1,260	1,228
4.38%, 6/12/2027	1,955	1,841
6.63%, 5/15/2039	2,046	2,143
Plantronics, Inc. 5.50%, 5/31/2023 (a)	2,369	2,357

		21,098

Construction & Engineering — 0.1%
AECOM
5.88%, 10/15/2024	791	805
5.13%, 3/15/2027	4,601	4,267
Fluor Corp. 3.38%, 9/15/2021	360	361
MasTec, Inc. 4.88%, 3/15/2023	4,338	4,289
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	3,588	3,614

		13,336

Construction Materials — 0.1%
Cemex SAB de CV (Mexico)
5.70%, 1/11/2025 (a)	1,865	1,827
6.13%, 5/5/2025 (a)	1,515	1,534
7.75%, 4/16/2026 (a)	7,675	8,266
CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,290
US Concrete, Inc. 6.38%, 6/1/2024	1,535	1,560
Votorantim Cimentos SA (Brazil) 7.25%, 4/5/2041 (j)	2,200	2,249

		16,726

Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	390	378
Ally Financial, Inc.
4.63%, 5/19/2022	2,861	2,872
4.63%, 3/30/2025	8,877	8,766
8.00%, 11/1/2031	2,865	3,438
American Express Co.
3.40%, 2/27/2023	3,000	2,981
3.63%, 12/5/2024	276	272
American Express Credit Corp.
2.13%, 3/18/2019	1,448	1,442
2.25%, 8/15/2019	1,001	996
2.38%, 5/26/2020	999	987
Series F, 2.60%, 9/14/2020	1,452	1,437
2.25%, 5/5/2021	250	244
2.70%, 3/3/2022	155	152
American Honda Finance Corp.
7.63%, 10/1/2018 (a)	835	849
2.60%, 11/16/2022	1,000	976
2.90%, 2/16/2024	500	488
2.30%, 9/9/2026	320	292
Capital One Financial Corp.
3.75%, 4/24/2024	333	329
3.20%, 2/5/2025	200	188
4.20%, 10/29/2025	1,356	1,328
3.75%, 7/28/2026	840	786
Caterpillar Financial Services Corp.
2.10%, 6/9/2019	1,242	1,236
1.70%, 8/9/2021	10,725	10,289
1.93%, 10/1/2021	850	819
2.85%, 6/1/2022	581	575
2.55%, 11/29/2022	13,965	13,562
FirstCash, Inc. 5.38%, 6/1/2024 (a)	906	908
Ford Motor Credit Co. LLC 3.34%, 3/28/2022	490	482
General Motors Financial Co., Inc.
3.70%, 5/9/2023	171	169
3.95%, 4/13/2024	1,000	987
3.50%, 11/7/2024	580	555
4.00%, 1/15/2025	420	412
4.30%, 7/13/2025	1,000	990
4.00%, 10/6/2026	616	592
4.35%, 1/17/2027	7,978	7,825
HSBC USA, Inc. 2.35%, 3/5/2020	1,100	1,088
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.89%, 12/21/2065 (a) (h)	600	572
John Deere Capital Corp.
1.70%, 1/15/2020	290	284
2.05%, 3/10/2020	870	859
1.95%, 6/22/2020	1,500	1,474
Series 0014, 2.45%, 9/11/2020	610	604
2.70%, 1/6/2023	17,630	17,219
2.80%, 3/6/2023	150	147
3.35%, 6/12/2024	559	559
2.65%, 6/24/2024	500	479
2.65%, 6/10/2026	1,000	935
PACCAR Financial Corp. 2.80%, 3/1/2021	455	452

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Consumer Finance — continued
Springleaf Finance Corp.
6.13%, 5/15/2022	3,306	3,372
7.13%, 3/15/2026	720	720
Toyota Motor Credit Corp.
1.55%, 10/18/2019	400	394
2.95%, 4/13/2021	1,600	1,597
2.60%, 1/11/2022	720	707
2.15%, 9/8/2022	900	864
2.70%, 1/11/2023	500	487
2.90%, 4/17/2024	2,980	2,892

		104,307

Containers & Packaging — 0.2%
Ardagh Packaging Finance plc (Ireland)
4.25%, 9/15/2022 (a)	3,200	3,168
4.63%, 5/15/2023 (a)	1,925	1,912
Ball Corp. 5.00%, 3/15/2022	1,150	1,183
4.00%, 11/15/2023	800	784
5.25%, 7/1/2025	3,690	3,759
4.88%, 3/15/2026	653	647
Berry Global, Inc. 4.50%, 2/15/2026 (a)	1,225	1,145
Cascades, Inc. (Canada)
5.50%, 7/15/2022 (a)	256	256
5.75%, 7/15/2023 (a)	368	365
Crown Americas LLC
4.75%, 2/1/2026 (a)	855	807
4.25%, 9/30/2026	1,750	1,584
Graphic Packaging International LLC 4.88%, 11/15/2022	465	467
OI European Group BV 4.00%, 3/15/2023 (a)	643	605
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	2,917	2,932
Sealed Air Corp. 4.88%, 12/1/2022 (a)	1,000	1,020
5.25%, 4/1/2023 (a)	625	637
5.13%, 12/1/2024 (a)	2,365	2,398
5.50%, 9/15/2025 (a)	1,300	1,342

		25,011

Distributors — 0.0% (b)
LKQ Corp. 4.75%, 5/15/2023	2,120	2,107

Diversified Consumer Services — 0.0% (b)
Graham Holdings Co. 5.75%, 6/1/2026 (a)	1,218	1,224
President & Fellows of Harvard College 3.30%, 7/15/2056	429	388
Service Corp. International
8.00%, 11/15/2021	2,300	2,576
5.38%, 5/15/2024	1,605	1,619

		5,807

Diversified Financial Services — 0.7%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	2,806	3,094
AIG Global Funding 1.90%, 10/6/2021 (a)	900	861
Berkshire Hathaway, Inc. 3.00%, 2/11/2023	475	473
CK Hutchison International Ltd. (Hong Kong) 2.88%, 4/5/2022 (a)	800	780
CNG Holdings, Inc. 9.38%, 5/15/2020 (a)	4,155	4,134
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)	16,465	16,054
Federation des Caisses Desjardins du Quebec (Canada) 2.25%, 10/30/2020 (a)	2,000	1,959
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	2,426	2,374
3.37%, 11/15/2025	8,649	8,307
4.42%, 11/15/2035	24,105	23,087
Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022 (a)	257	254
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (a)	200	192
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/1/2018	170	175
2.95%, 2/7/2024	350	341
3.40%, 2/7/2028	4,675	4,563
Nationwide Building Society (United Kingdom)
6.25%, 2/25/2020 (a)	2,000	2,097
4.00%, 9/14/2026 (a)	300	280
ORIX Corp. (Japan)
2.90%, 7/18/2022	906	881
3.25%, 12/4/2024	2,850	2,737
Shell International Finance BV (Netherlands)
4.30%, 9/22/2019	2,500	2,554
2.13%, 5/11/2020	2,545	2,515
2.88%, 5/10/2026	246	234
2.50%, 9/12/2026	1,098	1,021
4.13%, 5/11/2035	656	667
Siemens Financieringsmaatschappij NV (Germany)
2.90%, 5/27/2022 (a)	756	745
2.00%, 9/15/2023 (a)	2,150	2,004
2.35%, 10/15/2026 (a)	14,900	13,419
Travelport Corporate Finance plc 6.00%, 3/15/2026 (a)	1,741	1,750

		97,552

Diversified Telecommunication Services — 1.0%
AT&T, Inc.
3.95%, 1/15/2025	4,202	4,139
4.13%, 2/17/2026	828	818
4.30%, 2/15/2030 (a)	399	384
6.88%, 10/15/2031 (a)	2,025	2,333
4.50%, 5/15/2035	925	873

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Diversified Telecommunication Services — continued
5.25%, 3/1/2037	2,000	2,032
4.90%, 8/15/2037 (a)	562	547
6.00%, 8/15/2040	580	623
5.35%, 9/1/2040	1,030	1,042
4.30%, 12/15/2042	611	537
4.80%, 6/15/2044	4,200	3,906
4.35%, 6/15/2045	466	404
5.15%, 11/15/2046 (a)	2,112	2,052
CCO Holdings LLC 5.25%, 3/15/2021	576	580
5.13%, 5/1/2023 (a)	1,000	994
5.75%, 9/1/2023	167	168
5.88%, 4/1/2024 (a)	6,654	6,712
5.38%, 5/1/2025 (a)	2,151	2,097
5.75%, 2/15/2026 (a)	5,330	5,222
5.50%, 5/1/2026 (a)	3,245	3,132
5.13%, 5/1/2027 (a)	4,211	3,943
5.88%, 5/1/2027 (a)	212	209
5.00%, 2/1/2028 (a)	1,435	1,327
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	1,035	1,059
Series T, 5.80%, 3/15/2022	3,015	2,966
Series W, 6.75%, 12/1/2023	515	516
Deutsche Telekom International Finance BV (Germany)
6.75%, 8/20/2018	100	101
3.60%, 1/19/2027 (a)	508	488
Embarq Corp. 8.00%, 6/1/2036	16,577	15,748
Frontier Communications Corp. 6.88%, 1/15/2025	7,980	5,107
Intelsat Jackson Holdings SA (Luxembourg)
7.50%, 4/1/2021	2,265	2,214
5.50%, 8/1/2023	1,205	1,054
9.75%, 7/15/2025 (a)	1,630	1,691
Intelsat Luxembourg SA (Luxembourg) 7.75%, 6/1/2021	4,000	3,300
Level 3 Financing, Inc.
5.63%, 2/1/2023	4,414	4,451
5.38%, 1/15/2024	3,262	3,181
5.38%, 5/1/2025	1,020	987
5.25%, 3/15/2026	5,112	4,859
Qwest Capital Funding, Inc. 7.75%, 2/15/2031	4,670	4,261
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	4,471	4,538
6.00%, 9/30/2034	5,378	5,136
7.20%, 7/18/2036	405	431
7.72%, 6/4/2038	1,416	1,568
Telefonica Emisiones SAU (Spain)
5.13%, 4/27/2020	82	85
4.10%, 3/8/2027	542	529
Verizon Communications, Inc.
3.45%, 3/15/2021	934	943
4.15%, 3/15/2024	2,102	2,142
3.38%, 2/15/2025	590	568
4.40%, 11/1/2034	558	534
5.25%, 3/16/2037	10,022	10,405
4.81%, 3/15/2039	1,288	1,256
5.01%, 8/21/2054	257	245
Virgin Media Finance plc (United Kingdom)
6.38%, 4/15/2023 (a)	1,600	1,620
5.75%, 1/15/2025 (a)	550	520
Windstream Services LLC
6.38%, 8/1/2023 (a)	5,610	3,170
6.38%, 8/1/2023	2,835	1,637
8.75%, 12/15/2024 (a)	1,395	844

		132,228

Electric Utilities — 0.9%
AEP Texas, Inc.
Series E, 6.65%, 2/15/2033	750	955
Alabama Power Co.
6.13%, 5/15/2038	891	1,119
5.50%, 3/15/2041	1,250	1,467
Arizona Public Service Co. 2.20%, 1/15/2020	589	583
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	1,016	994
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,024	1,014
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	689
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	220
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	886	891
DTE Electric Co.
3.90%, 6/1/2021	340	346
3.95%, 6/15/2042	381	371
Duke Energy Carolinas LLC
4.30%, 6/15/2020	3,005	3,085
6.05%, 4/15/2038	1,100	1,384
3.95%, 3/15/2048	1,000	992
Duke Energy Corp. 2.65%, 9/1/2026	361	328
Duke Energy Florida LLC 5.65%, 6/15/2018	115	115
Duke Energy Indiana LLC 3.75%, 7/15/2020	280	285
Duke Energy Progress LLC
5.30%, 1/15/2019	90	91
2.80%, 5/15/2022	607	600
3.25%, 8/15/2025	200	196
6.30%, 4/1/2038	500	651
4.10%, 5/15/2042	305	310
Edison International 4.13%, 3/15/2028	465	462
Electricite de France SA (France) 2.15%, 1/22/2019 (a)	526	524

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Electric Utilities — continued
Enel Finance International NV (Italy)
2.88%, 5/25/2022 (a)	690	660
2.75%, 4/6/2023 (a)	9,485	8,894
3.50%, 4/6/2028 (a)	10,000	8,984
Entergy Louisiana LLC
3.12%, 9/1/2027	750	718
3.05%, 6/1/2031	3,000	2,777
4.00%, 3/15/2033	7,835	7,920
Eskom Holdings SOC Ltd. (South Africa)
5.75%, 1/26/2021 (j)	4,200	4,174
6.75%, 8/6/2023 (j)	200	199
7.13%, 2/11/2025 (j)	300	301
Exelon Corp. 4.95%, 6/15/2035	123	133
Florida Power & Light Co.
5.40%, 9/1/2035	600	695
3.70%, 12/1/2047	1,000	949
3.95%, 3/1/2048	665	665
Hydro-Quebec (Canada)
9.40%, 2/1/2021	1,028	1,193
Series HY, 8.40%, 1/15/2022	842	979
Series HK, 9.38%, 4/15/2030	1,000	1,515
ITC Holdings Corp. 3.65%, 6/15/2024	576	571
Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	957
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	442	458
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (a)	200	198
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	988	1,237
MidAmerican Energy Co.
3.50%, 10/15/2024	1,046	1,055
3.10%, 5/1/2027	657	629
3.65%, 8/1/2048	2,000	1,882
Minejesa Capital BV (Indonesia) 4.63%, 8/10/2030 (a)	1,465	1,358
Nevada Power Co.
7.13%, 3/15/2019	600	620
Series BB, 2.75%, 4/15/2020	8,315	8,306
5.38%, 9/15/2040	626	724
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	2,788	2,651
NextEra Energy Capital Holdings, Inc.
2.40%, 9/15/2019	398	395
3.55%, 5/1/2027	537	517
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	979	940
4.50%, 9/15/2027 (a)	1,091	1,014
Niagara Mohawk Power Corp. 4.88%, 8/15/2019 (a)	300	307
Northern States Power Co.
6.25%, 6/1/2036	765	991
6.20%, 7/1/2037	173	224
Oncor Electric Delivery Co. LLC 7.25%, 1/15/2033	550	746
Pacific Gas & Electric Co.
3.25%, 6/15/2023	1,000	977
3.50%, 6/15/2025	898	866
4.50%, 12/15/2041	267	253
3.75%, 8/15/2042	214	187
PacifiCorp
2.95%, 2/1/2022	700	696
7.24%, 8/16/2023	250	286
5.75%, 4/1/2037	880	1,073
PECO Energy Co. 2.38%, 9/15/2022	880	851
Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,239
Perusahaan Listrik Negara PT (Indonesia) 5.25%, 5/15/2047 (j)	500	467
Potomac Electric Power Co. 6.50%, 11/15/2037	360	477
PPL Electric Utilities Corp. 2.50%, 9/1/2022	929	898
Public Service Co. of Colorado
3.20%, 11/15/2020	198	199
6.50%, 8/1/2038	35	47
Public Service Co. of New Hampshire 3.50%, 11/1/2023	202	203
Public Service Co. of Oklahoma
5.15%, 12/1/2019	88	91
Series G, 6.63%, 11/15/2037	1,100	1,414
Public Service Electric & Gas Co.
Series I, 1.80%, 6/1/2019	155	154
2.25%, 9/15/2026	989	892
5.38%, 11/1/2039	416	488
South Carolina Electric & Gas Co.
5.30%, 5/15/2033	150	161
6.05%, 1/15/2038	400	460
Southern California Edison Co.
1.85%, 2/1/2022	490	482
Series B, 3.65%, 3/1/2028	1,000	995
Series 06-E, 5.55%, 1/15/2037	450	531
Series 08-A, 5.95%, 2/1/2038	285	348
Series C, 4.13%, 3/1/2048	4,170	4,070
Southwestern Electric Power Co.
3.55%, 2/15/2022	250	252
Series J, 3.90%, 4/1/2045	842	792
State Grid Overseas Investment Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,006
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	1,674	1,666
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020 ‡ (e)	6,233	47
Union Electric Co.
2.95%, 6/15/2027	644	611

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Electric Utilities — continued
8.45%, 3/15/2039	120	182
4.00%, 4/1/2048	2,050	2,027
Virginia Electric & Power Co.
Series C, 2.75%, 3/15/2023	900	872
3.45%, 2/15/2024	490	489
Series A, 3.80%, 4/1/2028	5,700	5,687
6.35%, 11/30/2037	235	299
8.88%, 11/15/2038	670	1,069
Wisconsin Electric Power Co. 2.95%, 9/15/2021	73	72
Wisconsin Power & Light Co. 3.05%, 10/15/2027	600	571
Xcel Energy, Inc.
3.30%, 6/1/2025	985	958
4.80%, 9/15/2041	36	39

		120,652

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland)
2.80%, 4/3/2020	5,587	5,584
2.88%, 5/8/2022	303	300
3.80%, 4/3/2028	1,255	1,268
4.38%, 5/8/2042	326	332
Eaton Corp. 2.75%, 11/2/2022	900	877
EnerSys 5.00%, 4/30/2023 (a)	2,547
Sensata Technologies BV		2,518
4.88%, 10/15/2023 (a)	2,800	2,800
5.63%, 11/1/2024 (a)	1,303	1,354
5.00%, 10/1/2025 (a)	554	555
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	1,950	1,911

		17,499

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc. 5.50%, 3/1/2023	2,066	2,133
Arrow Electronics, Inc.
4.00%, 4/1/2025	653	639
3.88%, 1/12/2028	221	210
CDW LLC
5.00%, 9/1/2023	1,000	1,010
5.50%, 12/1/2024	500	515
5.00%, 9/1/2025	3,960	3,912
Itron, Inc. 5.00%, 1/15/2026 (a)	1,729	1,660

		10,079

Energy Equipment & Services — 0.4%
Apergy Corp. 6.38%, 5/1/2026 (a)	173	176
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	903	975
4.08%, 12/15/2047	4,230	3,878
Bristow Group, Inc. 6.25%, 10/15/2022	1,455	1,120
Diamond Offshore Drilling, Inc.
3.45%, 11/1/2023	1,468	1,299
7.88%, 8/15/2025	1,163	1,201
Ensco plc
8.00%, 1/31/2024	592	591
7.75%, 2/1/2026	456	434
Halliburton Co.
8.75%, 2/15/2021	700	797
7.45%, 9/15/2039	250	339
7.60%, 8/15/2096 (a)	275	373
KCA Deutag UK Finance plc (United Kingdom) 7.25%, 5/15/2021 (a)	5,263	5,066
Nabors Industries, Inc. 5.50%, 1/15/2023	3,464	3,395
5.10%, 9/15/2023	193	183
5.75%, 2/1/2025 (a)	1,042	987
Noble Holding International Ltd.(United Kingdom)
7.88%, 2/1/2026 (a)	670	682
8.95%, 4/1/2045	1,418	1,248
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	884	902
Rowan Cos., Inc. 7.38%, 6/15/2025	501	485
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (a)	16,280	16,319
Schlumberger Investment SA
3.30%, 9/14/2021 (a)	219	220
2.40%, 8/1/2022 (a)	640	617
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (a)	800	816
Telford Offshore Ltd. (Cayman Islands) Series B, 13.00% (PIK), 2/12/2024 ‡ (d)	606	468
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	3,092	3,139
Transocean, Inc.
9.00%, 7/15/2023 (a)	1,633	1,760
7.50%, 1/15/2026 (a)	2,725	2,762
6.80%, 3/15/2038	5,321	4,483
Unit Corp. 6.63%, 5/15/2021	582	584
Weatherford International LLC 9.88%, 3/1/2025 (a)	1,180	1,153
Weatherford International Ltd. 8.25%, 6/15/2023	2,235	2,168

		58,620

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp. 4.00%, 6/1/2025	500	492
American Tower Trust #1 3.07%, 3/15/2023 (a)	440	433
AvalonBay Communities, Inc.
3.50%, 11/15/2025	323	316
2.90%, 10/15/2026	385	358
3.20%, 1/15/2028	11,200	10,563
3.90%, 10/15/2046	94	87
4.15%, 7/1/2047	400	384
Boston Properties LP

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Equity Real Estate Investment Trusts (REITs) — continued
5.63%, 11/15/2020	800	842
3.80%, 2/1/2024	1,302	1,299
CyrusOne LP
5.00%, 3/15/2024	3,604	3,609
5.38%, 3/15/2027	1,232	1,241
Duke Realty LP 3.25%, 6/30/2026	180	169
EPR Properties 4.50%, 6/1/2027	849	812
Equinix, Inc.
5.38%, 1/1/2022	208	214
5.75%, 1/1/2025	5,445	5,540
5.88%, 1/15/2026	5,122	5,218
Equity Commonwealth 5.88%, 9/15/2020	1,865	1,935
ERP Operating LP
2.85%, 11/1/2026	735	685
3.50%, 3/1/2028	8,813	8,511
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	1,095	1,052
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	569
Government Properties Income Trust 3.75%, 8/15/2019	3,700	3,710
HCP, Inc. 3.88%, 8/15/2024	1,064	1,047
Iron Mountain, Inc.
5.75%, 8/15/2024	5,950	5,868
5.25%, 3/15/2028 (a)	1,935	1,821
Kimco Realty Corp. 3.80%, 4/1/2027	1,000	954
National Retail Properties, Inc. 3.60%, 12/15/2026	948	901
Prologis LP 3.75%, 11/1/2025	1,236	1,234
Realty Income Corp.
3.88%, 7/15/2024	2,018	2,003
3.88%, 4/15/2025	13,340	13,159
4.65%, 3/15/2047	601	607
Scentre Group Trust 1 (Australia)
2.38%, 11/5/2019 (a)	4,395	4,344
3.50%, 2/12/2025 (a)	1,420	1,377
Senior Housing Properties Trust 3.25%, 5/1/2019	1,000	1,001
6.75%, 4/15/2020	1,200	1,249
Simon Property Group LP
4.38%, 3/1/2021	492	507
2.50%, 7/15/2021	2,328	2,280
2.75%, 6/1/2023	26,900	26,015
6.75%, 2/1/2040	415	539
Ventas Realty LP
3.75%, 5/1/2024	588	581
3.50%, 2/1/2025	448	431
4.13%, 1/15/2026	304	301
3.85%, 4/1/2027	618	595
VEREIT Operating Partnership LP 4.60%, 2/6/2024	1,670	1,671

		116,524

Food & Staples Retailing — 0.1%
Albertsons Cos. LLC
6.63%, 6/15/2024	230	216
5.75%, 3/15/2025	71	63
Kroger Co. (The)
Series B, 7.70%, 6/1/2029	900	1,124
7.50%, 4/1/2031	1,162	1,457
New Albertsons LP 8.00%, 5/1/2031	6,065	5,019
SUPERVALU, Inc. 7.75%, 11/15/2022	835	831
Sysco Corp.
2.50%, 7/15/2021	575	563
2.60%, 6/12/2022	1,517	1,471
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	424	421
Walmart, Inc.
2.55%, 4/11/2023	300	293
2.65%, 12/15/2024	250	242
3.63%, 12/15/2047	1,500	1,428

		13,128

Food Products — 0.2%
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	1,650	1,515
Bunge Ltd. Finance Corp.
8.50%, 6/15/2019	655	690
3.50%, 11/24/2020	305	305
Cargill, Inc.
3.30%, 3/1/2022 (a)	800	803
3.25%, 3/1/2023 (a)	230	229
4.76%, 11/23/2045 (a)	470	511
Conagra Brands, Inc. 6.63%, 8/15/2039	180	208
Darling Ingredients, Inc. 5.38%, 1/15/2022	1,052	1,071
General Mills, Inc. 3.20%, 4/16/2021	1,200	1,198
JBS USA LUX SA (Brazil)
7.25%, 6/1/2021 (a)	4,308	4,356
5.88%, 7/15/2024 (a)	1,118	1,072
5.75%, 6/15/2025 (a)	1,235	1,141
6.75%, 2/15/2028 (a)	3,263	3,084
Kraft Heinz Foods Co.
6.13%, 8/23/2018	599	604
5.00%, 7/15/2035	601	599
6.88%, 1/26/2039	262	310
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024 (a)	1,274	1,251
4.88%, 11/1/2026(a)	1,279	1,268
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	509
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (a)	2,186	2,110
5.88%, 9/30/2027 (a)	1,266	1,190
Tyson Foods, Inc.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Food Products — continued
3.95%, 8/15/2024	700	703
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	1,100	1,098

		25,825

Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	2,125	2,104
5.50%, 5/20/2025	1,201	1,166
5.88%, 8/20/2026	1,475	1,434
5.75%, 5/20/2027	586	552
Atmos Energy Corp.
5.50%, 6/15/2041	200	236
4.15%, 1/15/2043	582	583
Boston Gas Co. 4.49%, 2/15/2042 (a)	369	385
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (a)	1,000	1,010
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	975	973
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	470	465
KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	793	738
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	1,100	1,028
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	350	452
4.80%, 3/15/2047 (a)	204	206

		11,332

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. 6.00%, 5/15/2039	400	451
Covidien International Finance SA 4.20%, 6/15/2020	1,600	1,643
Danaher Corp. 3.35%, 9/15/2025	400	396
Hologic, Inc.
4.38%, 10/15/2025 (a)	1,989	1,902
4.63%, 2/1/2028 (a)	1,143	1,077
Medtronic, Inc.
3.50%, 3/15/2025	1,500	1,495
4.38%, 3/15/2035	2,001	2,093
4.63%, 3/15/2045	217	233
Stryker Corp. 4.10%, 4/1/2043	350	341
Teleflex, Inc.
5.25%, 6/15/2024	1,755	1,777
4.88%, 6/1/2026	659	644
4.63%, 11/15/2027	1,294	1,216

		13,268

Health Care Providers & Services — 1.0%
Aetna, Inc.
2.80%, 6/15/2023	546	524
4.50%, 5/15/2042	224	220
Anthem, Inc.
3.13%, 5/15/2022	577	569
3.30%, 1/15/2023	1,505	1,487
Ascension Health 3.95%, 11/15/2046	687	684
Cardinal Health, Inc. 2.40%, 11/15/2019	815	808
Centene Corp.
5.63%, 2/15/2021	1,845	1,894
4.75%, 5/15/2022	1,884	1,903
6.13%, 2/15/2024	3,677	3,865
4.75%, 1/15/2025	3,282	3,262
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	3,775	3,813
Community Health Systems, Inc.
7.13%, 7/15/2020	4,070	3,439
6.88%, 2/1/2022	5,845	3,069
6.25%, 3/31/2023	4,012	3,741
CVS Health Corp.
2.80%, 7/20/2020	2,460	2,443
3.70%, 3/9/2023	25,160	25,088
4.00%, 12/5/2023	1,659	1,674
4.10%, 3/25/2025	1,582	1,583
4.30%, 3/25/2028	362	359
4.78%, 3/25/2038	7,295	7,236
5.05%, 3/25/2048	299	305
Express Scripts Holding Co.
3.50%, 6/15/2024	1,250	1,201
4.50%, 2/25/2026	1,000	1,004
HCA, Inc.
3.75%, 3/15/2019	947	952
4.25%, 10/15/2019	1,050	1,060
6.50%, 2/15/2020	1,885	1,970
5.88%, 3/15/2022	2,557	2,688
4.75%, 5/1/2023	1,176	1,183
5.88%, 5/1/2023	5,799	6,031
5.00%, 3/15/2024	2,050	2,065
5.38%, 2/1/2025	2,428	2,385
5.25%, 4/15/2025	950	955
5.25%, 6/15/2026	725	721
5.50%, 6/15/2047	2,170	2,024
Kaiser Foundation Hospitals 3.50%, 4/1/2022	400	404
LifePoint Health, Inc.
5.50%, 12/1/2021	2,216	2,224
5.38%, 5/1/2024	319	308
Magellan Health, Inc. 4.40%, 9/22/2024	1,250	1,227
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	225	230
Series 2015, 4.20%, 7/1/2055	785	811
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/1/2048	666	650
Providence St Joseph Health Obligated Group
Series H, 2.75%, 10/1/2026	363	339
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	1,387	1,200
Tenet Healthcare Corp.
4.75%, 6/1/2020	210	211

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Health Care Providers & Services — continued
6.00%, 10/1/2020	1,017	1,050
4.50%, 4/1/2021	4,963	4,933
4.38%, 10/1/2021	2,668	2,642
4.63%, 7/15/2024 (a)	5,072	4,875
5.13%, 5/1/2025 (a)	1,100	1,067
Texas Health Resources 4.33%, 11/15/2055	1,075	1,101
UnitedHealth Group, Inc. 3.88%, 10/15/2020	12,000	12,237
3.38%, 11/15/2021	806	815
2.88%, 12/15/2021	1,500	1,488
2.75%, 2/15/2023	125	122
4.63%, 7/15/2035	98	105
WellCare Health Plans, Inc. 5.25%, 4/1/2025	3,725	3,716

		133,960

Health Care Technology — 0.0% (b)
IQVIA, Inc.
4.88%, 5/15/2023 (a)	865	869
5.00%, 10/15/2026 (a)	1,915	1,829

		2,698

Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC (Canada) 4.25%, 5/15/2024 (a)	2,374	2,249
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	1,639	1,699
Chukchansi Economic Development Authority 9.75%, 5/30/2020 (a) (e)	548	370
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	3,725	3,758
Eldorado Resorts, Inc. 7.00%, 8/1/2023	1,500	1,586
GLP Capital LP 5.38%, 11/1/2023	4,552	4,689
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	1,800	1,715
5.13%, 5/1/2026 (a)	1,175	1,147
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,646	2,739
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	1,136	1,096
4.88%, 4/1/2027	327	313
International Game Technology plc
6.25%, 2/15/2022 (a)	4,226	4,363
6.50%, 2/15/2025 (a)	2,575	2,640
Jack Ohio Finance LLC 6.75%, 11/15/2021 (a)	1,000	1,030
KFC Holding Co. 4.75%, 6/1/2027 (a)	585	550
McDonald’s Corp. 2.75%, 12/9/2020	3,600	3,593
MGM Resorts International
6.00%, 3/15/2023	4,334	4,475
4.63%, 9/1/2026	1,204	1,113
NCL Corp. Ltd. 4.75%, 12/15/2021 (a)	1,049	1,049
Sabre GLBL, Inc.
5.38%, 4/15/2023 (a)	408	412
5.25%, 11/15/2023 (a)	1,050	1,053
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	1,333	1,286
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021 (a)	3,541	3,558
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	3,336	3,219
Speedway Motorsports, Inc. 5.13%, 2/1/2023	420	413
Starbucks Corp. 3.10%, 3/1/2023	1,010	1,005
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,890	1,780
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	967	965
Wyndham Worldwide Corp.
4.15%, 4/1/2024	953	941
5.10%, 10/1/2025	399	412
4.50%, 4/1/2027	923	909

		56,127

Household Durables — 0.2%
Lennar Corp. 4.50%, 6/15/2019	210	211
4.50%, 11/15/2019	286	288
8.38%, 1/15/2021 (a)	790	869
6.25%, 12/15/2021 (a)	300	314
4.75%, 11/15/2022	500	498
4.50%, 4/30/2024	667	647
5.88%, 11/15/2024 (a)	1,793	1,842
4.75%, 5/30/2025	2,305	2,230
5.25%, 6/1/2026 (a)	4,215	4,108
4.75%, 11/29/2027 (a)	3,250	3,031
M/I Homes, Inc. 6.75%, 1/15/2021	1,030	1,059
Mattamy Group Corp. (Canada) 6.88%, 12/15/2023 (a)	620	638
PulteGroup, Inc. 5.50%, 3/1/2026	1,665	1,657
Tempur Sealy International, Inc. 5.50%, 6/15/2026	851	821
Toll Brothers Finance Corp.
5.88%, 2/15/2022	524	543
4.38%, 4/15/2023	420	414
5.63%, 1/15/2024	130	134
4.88%, 11/15/2025	750	722
4.88%, 3/15/2027	1,715	1,629
4.35%, 2/15/2028	1,955	1,762

		23,417

Household Products — 0.2%
Colgate-Palmolive Co. 2.25%, 11/15/2022	1,000	968
Kimberly-Clark Corp. 2.40%, 6/1/2023	600	579
Procter & Gamble - ESOP
Series A, 9.36%, 1/1/2021	327	353

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Household Products — continued
Procter & Gamble Co. (The) 2.85%, 8/11/2027	2,255	2,159
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.75%, 6/26/2024 (a)	18,530	17,560
Spectrum Brands, Inc. 5.75%, 7/15/2025	2,874	2,845

		24,464

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.
4.50%, 3/15/2023	1,220	1,220
5.50%, 4/15/2025	615	621
6.00%, 5/15/2026	4,984	5,140
Calpine Corp.
5.88%, 1/15/2024 (a)	5,027	5,014
5.25%, 6/1/2026 (a)	622	588
Cemig Geracao e Transmissao SA (Brazil) 9.25%, 12/5/2024 (a)	1,100	1,158
Cometa Energia SA de CV (Mexico) 6.38%, 4/24/2035 (a)	2,640	2,576
Exelon Generation Co. LLC 6.25%, 10/1/2039	200	217
NRG Energy, Inc.
7.25%, 5/15/2026	530	568
6.63%, 1/15/2027	1,173	1,211
5.75%, 1/15/2028 (a)	826	816
NRG Yield Operating LLC
5.38%, 8/15/2024	555	555
5.00%, 9/15/2026	3,740	3,600
Talen Energy Supply LLC 6.50%, 6/1/2025	3,434	2,661
Vistra Energy Corp. 8.13%, 1/30/2026 (a)	3,165	3,465

		29,410

Industrial Conglomerates — 0.0% (b)
General Electric Co.
5.50%, 1/8/2020	94	98
Series 15BR, 2.22%, 11/20/2020	100,000	962
5.30%, 2/11/2021	85	89
2.70%, 10/9/2022	251	243
3.45%, 5/15/2024	250	246
5.88%, 1/14/2038	1,110	1,262

		2,900

Insurance — 0.7%
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	505	485
3.90%, 4/6/2028 (a)	2,495	2,490
Allstate Corp. (The) 3.15%, 6/15/2023	651	644
American International Group, Inc.
2.30%, 7/16/2019	1,500	1,491
3.88%, 1/15/2035	2,041	1,844
4.70%, 7/10/2035	1,200	1,186
Aon Corp. 6.25%, 9/30/2040	240	290
Athene Global Funding
2.75%, 4/20/2020 (a)	1,407	1,390
4.00%, 1/25/2022 (a)	883	891
3.00%, 7/1/2022 (a)	577	560
Berkshire Hathaway Finance Corp. 5.75%, 1/15/2040	500	608
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	2,067	2,035
CNA Financial Corp. 3.95%, 5/15/2024	373	373
CNO Financial Group, Inc. 5.25%, 5/30/2025	3,515	3,532
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	1,939	1,919
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (a)	1,000	952
Guardian Life Global Funding
2.50%, 5/8/2022 (a)	900	875
3.40%, 4/25/2023 (a)	16,285	16,289
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	271	271
Jackson National Life Global Funding
1.88%, 10/15/2018 (a)	1,775	1,771
2.20%, 1/30/2020 (a)	400	396
2.50%, 6/27/2022 (a)	4,000	3,866
3.25%, 1/30/2024 (a)	575	565
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	2,965
Liberty Mutual Group, Inc.
7.00%, 3/15/2034 (a)	100	124
7.80%, 3/15/2037 (a)	920	1,099
6.50%, 5/1/2042 (a)	375	462
Lincoln National Corp. 3.35%, 3/9/2025	1,100	1,061
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	2,684	2,698
Marsh & McLennan Cos., Inc.
2.35%, 3/6/2020	1,271	1,258
2.75%, 1/30/2022	433	423
Massachusetts Mutual Life Insurance Co. 5.38%, 12/1/2041 (a)	152	175
MassMutual Global Funding II
2.50%, 10/17/2022 (a)	2,085	2,020
2.75%, 6/22/2024 (a)	2,000	1,918
MetLife, Inc.
3.60%, 11/13/2025	1,592	1,575
6.50%, 12/15/2032	700	878
4.13%, 8/13/2042	869	823
Metropolitan Life Global Funding I
2.30%, 4/10/2019 (a)	400	399
1.55%, 9/13/2019 (a)	924	909
1.95%, 9/15/2021 (a)	4,398	4,224
3.88%, 4/11/2022 (a)	649	660
3.00%, 1/10/2023 (a)	1,820	1,783

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Insurance — continued
Metropolitan Life Insurance Co.
7.80%, 11/1/2025 (a)	1,650	2,043
Nationwide Mutual Insurance Co.
7.88%, 4/1/2033 (a)	1,465	1,973
9.38%, 8/15/2039 (a)	1,200	1,898
New York Life Global Funding
2.15%, 6/18/2019 (a)	2,039	2,030
1.95%, 2/11/2020 (a)	968	954
1.70%, 9/14/2021 (a)	1,600	1,529
3.00%, 1/10/2028 (a)	2,831	2,673
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	303	410
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	800	808
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (h)	397	353
Pricoa Global Funding I 2.20%, 6/3/2021 (a)	1,337	1,302
Principal Life Global Funding II
2.25%, 10/15/2018 (a)	744	743
3.00%, 4/18/2026 (a)	586	552
Progressive Corp. (The)
Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.37%, 3/15/2023 (g) (h) (i)	600	600
Prudential Financial, Inc.
5.38%, 6/21/2020	205	215
3.91%, 12/7/2047	2,259	2,066
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	188
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	500	537
4.27%, 5/15/2047 (a)	800	779
Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	876

		92,706

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.30%, 12/5/2021	500	506
2.80%, 8/22/2024 (a)	612	592
4.80%, 12/5/2034	1,523	1,690
4.25%, 8/22/2057 (a)	900	897
Booking Holdings, Inc. 2.75%, 3/15/2023	357	344
Netflix, Inc. 4.38%, 11/15/2026	2,750	2,591

		6,620

Internet Software & Services — 0.0% (b)
Alibaba Group Holding Ltd. (China) 4.00%, 12/6/2037	220	207
Tencent Holdings Ltd. (China) 3.60%, 1/19/2028 (a)	1,585	1,516
VeriSign, Inc.
5.25%, 4/1/2025	120	123
4.75%, 7/15/2027	1,156	1,118

		2,964

IT Services — 0.2%
Alliance Data Systems Corp. 5.38%, 8/1/2022 (a)	5,959	5,989
DXC Technology Co. 4.25%, 4/15/2024	517	520
First Data Corp.
5.38%, 8/15/2023 (a)	1,437	1,457
5.00%, 1/15/2024 (a)	6,980	6,973
5.75%, 1/15/2024 (a)	500	502
Gartner, Inc. 5.13%, 4/1/2025 (a)	449	446
IBM Credit LLC
2.65%, 2/5/2021	1,000	992
3.00%, 2/6/2023	2,000	1,975
Visa, Inc.
2.80%, 12/14/2022	1,350	1,331
4.15%, 12/14/2035	760	794
Western Union Co. (The)
3.60%, 3/15/2022	1,200	1,194
6.20%, 6/21/2040	300	310

		22,483

Leisure Products — 0.0% (b)
Mattel, Inc.
3.15%, 3/15/2023	1,100	949
6.75%, 12/31/2025 (a)	1,045	1,019

		1,968

Machinery — 0.1%
Briggs & Stratton Corp. 6.88%, 12/15/2020	1,515	1,613
Caterpillar, Inc.
2.60%, 6/26/2022	198	193
3.80%, 8/15/2042	680	656
Illinois Tool Works, Inc.
4.88%, 9/15/2041	105	118
3.90%, 9/1/2042	1,999	1,979
Ingersoll-Rand Co. 7.20%, 6/1/2025	105	114
Oshkosh Corp.
5.38%, 3/1/2022	1,400	1,438
5.38%, 3/1/2025	220	227
Parker-Hannifin Corp.
3.30%, 11/21/2024	438	434
6.25%, 5/15/2038	440	563
Tennant Co. 5.63%, 5/1/2025	2,811	2,797
Terex Corp. 5.63%, 2/1/2025 (a)	1,749	1,736
Wabash National Corp. 5.50%, 10/1/2025 (a)	443	430

		12,298

Media — 1.3%
21st Century Fox America, Inc.
8.88%, 4/26/2023	147	179
7.75%, 1/20/2024	800	935
6.55%, 3/15/2033	500	616
6.75%, 1/9/2038	600	764

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Media — continued
Altice Luxembourg SA (Luxembourg) 7.63%, 2/15/2025 (a)	5,430	4,806
Altice US Finance I Corp.
5.38%, 7/15/2023 (a)	4,725	4,654
5.50%, 5/15/2026 (a)	3,067	2,945
AMC Networks, Inc.
5.00%, 4/1/2024	2,596	2,521
4.75%, 8/1/2025	1,693	1,592
Charter Communications Operating LLC 4.91%, 7/23/2025	14,431	14,674
Cinemark USA, Inc.
5.13%, 12/15/2022	410	413
4.88%, 6/1/2023	485	469
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/2022	2,223	2,270
Comcast Corp.
2.75%, 3/1/2023	1,290	1,246
3.60%, 3/1/2024	240	239
3.38%, 2/15/2025	5,000	4,847
3.38%, 8/15/2025	15,381	14,790
3.15%, 2/15/2028	3,500	3,240
3.55%, 5/1/2028	1,772	1,695
4.20%, 8/15/2034	3,819	3,684
6.50%, 11/15/2035	435	525
3.90%, 3/1/2038	7,489	6,849
4.60%, 8/15/2045	2,405	2,315
3.40%, 7/15/2046	5,000	4,040
3.97%, 11/1/2047	111	98
4.00%, 11/1/2049	135	118
CSC Holdings LLC
5.25%, 6/1/2024	4,373	4,133
6.63%, 10/15/2025 (a)	2,175	2,246
10.88%, 10/15/2025 (a)	2,421	2,805
5.50%, 4/15/2027 (a)	3,352	3,210
5.38%, 2/1/2028 (a)	795	743
DISH DBS Corp.
5.13%, 5/1/2020	1,365	1,351
6.75%, 6/1/2021	1,569	1,565
5.88%, 7/15/2022	5,187	4,850
5.00%, 3/15/2023	3,372	2,912
5.88%, 11/15/2024	3,954	3,284
7.75%, 7/1/2026	8,452	7,290
EW Scripps Co. (The) 5.13%, 5/15/2025 (a)	543	514
iHeartCommunications, Inc.
9.00%, 12/15/2019 (e) (k)	9,555	7,477
9.00%, 3/1/2021 (e)	950	746
Lamar Media Corp.
5.00%, 5/1/2023	1,250	1,267
5.38%, 1/15/2024	1,680	1,705
Liberty Interactive LLC 8.25%, 2/1/2030	470	500
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (a)	589	587
NBCUniversal Media LLC
5.15%, 4/30/2020	1,626	1,689
5.95%, 4/1/2041	810	925
Outfront Media Capital LLC 5.25%, 2/15/2022	1,500	1,515
Sinclair Television Group, Inc.
5.63%, 8/1/2024 (a)	340	339
5.88%, 3/15/2026 (a)	133	132
5.13%, 2/15/2027 (a)	207	192
Sirius XM Radio, Inc.
4.63%, 5/15/2023 (a)	3,380	3,329
6.00%, 7/15/2024 (a)	1,040	1,066
5.38%, 4/15/2025 (a)	1,500	1,483
5.38%, 7/15/2026 (a)	1,360	1,316
5.00%, 8/1/2027 (a)	790	751
TEGNA, Inc.
6.38%, 10/15/2023	3,375	3,493
5.50%, 9/15/2024 (a)	1,435	1,442
Time Warner Cable LLC 7.30%, 7/1/2038	335	389
Time Warner, Inc. 5.38%, 10/15/2041	182	188
Unitymedia GmbH (Germany) 6.13%, 1/15/2025 (a)	1,520	1,568
Unitymedia Hessen GmbH & Co. KG (Germany) 5.00%, 1/15/2025 (a)	3,665	3,706
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025 (a)	1,760	1,690
Viacom, Inc.
4.38%, 3/15/2043	529	453
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057 (h)	1,923	1,884
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (h)	1,171	1,148
Videotron Ltd. (Canada)
5.00%, 7/15/2022	700	711
5.38%, 6/15/2024 (a)	3,057	3,090
5.13%, 4/15/2027 (a)	1,298	1,256
Vrio Finco 1 LLC (Brazil) 6.25%, 4/4/2023 (a)	1,130	1,137
VTR Finance BV (Chile) 6.88%, 1/15/2024 (j)	1,800	1,827
Walt Disney Co. (The)
1.85%, 7/30/2026	389	342
2.95%, 6/15/2027	1,800	1,713
WMG Acquisition Corp.
5.63%, 4/15/2022 (a)	675	686
5.50%, 4/15/2026 (a)	1,806	1,788
Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a)	3,330	3,179

		172,136

Metals & Mining — 0.6%
Alcoa Nederland Holding BV
6.75%, 9/30/2024 (a)	1,784	1,887
7.00%, 9/30/2026 (a)	695	749
ArcelorMittal (Luxembourg)
5.75%, 3/1/2021	1,275	1,326
6.50%, 2/25/2022	2,362	2,527
6.13%, 6/1/2025	2,955	3,169

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Metals & Mining — continued
7.25%, 10/15/2039	2,151	2,495
7.00%, 3/1/2041	1,300	1,470
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	1,000	1,130
BlueScope Steel Finance Ltd. (Australia) 6.50%, 5/15/2021 (a)	829	855
Carpenter Technology Corp. 4.45%, 3/1/2023	1,770	1,797
Cia Minera Milpo SAA (Peru) 4.63%, 3/28/2023 (j)	200	197
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024 (a)	605	591
Commercial Metals Co.
4.88%, 5/15/2023	1,911	1,859
5.38%, 7/15/2027	813	778
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (a)	1,794	1,760
5.13%, 3/15/2023 (a)	325	321
5.13%, 5/15/2024 (a)	1,453	1,426
Freeport-McMoRan, Inc.
4.00%, 11/14/2021	3,120	3,089
3.55%, 3/1/2022	1,910	1,840
3.88%, 3/15/2023	10,005	9,617
4.55%, 11/14/2024	1,470	1,426
5.40%, 11/14/2034	1,395	1,283
5.45%, 3/15/2043	3,165	2,851
Glencore Finance Canada Ltd. (Switzerland) 6.90%, 11/15/2037 (a)	100	115
Glencore Funding LLC (Switzerland)
4.63%, 4/29/2024 (a)	300	304
3.88%, 10/27/2027 (a)	9,185	8,640
GTL Trade Finance, Inc. (Brazil) 5.89%, 4/29/2024 (j)	1,141	1,178
Kaiser Aluminum Corp. 5.88%, 5/15/2024	916	941
Northwest Acquisitions ULC 7.13%, 11/1/2022 (a)	1,020	1,033
Nucor Corp.
4.00%, 8/1/2023	1,000	1,027
6.40%, 12/1/2037	1,910	2,415
Steel Dynamics, Inc.
5.13%, 10/1/2021	567	576
5.25%, 4/15/2023	420	426
5.50%, 10/1/2024	870	887
4.13%, 9/15/2025	2,145	2,027
5.00%, 12/15/2026	885	875
Teck Resources Ltd. (Canada)
6.13%, 10/1/2035	10,824	11,176
5.40%, 2/1/2043	525	484
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	700	772
Vedanta Resources plc (India) 6.38%, 7/30/2022 (j)	1,900	1,864

		79,183

Multiline Retail — 0.1%
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a)	1,145	1,049
Macy’s Retail Holdings, Inc. 6.90%, 4/1/2029	475	516
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021 (a)	7,645	5,466

		7,031

Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co.
2.80%, 1/15/2023	8,215	8,030
3.50%, 2/1/2025	1,037	1,031
3.25%, 4/15/2028	800	765
6.13%, 4/1/2036	1,349	1,693
3.80%, 7/15/2048	6,195	5,810
CMS Energy Corp. 3.88%, 3/1/2024	1,000	1,005
Consolidated Edison Co. of New York, Inc.
3.80%, 5/15/2028	9,770	9,904
Series 06-E, 5.70%, 12/1/2036	400	474
Series 09-C, 5.50%, 12/1/2039	300	358
Series 2017, 3.88%, 6/15/2047	1,000	947
4.50%, 5/15/2058	808	822
Consumers Energy Co.
6.70%, 9/15/2019	925	970
4.05%, 5/15/2048	400	404
4.35%, 8/31/2064	491	493
Dominion Energy, Inc.
Series C, 2.00%, 8/15/2021	803	766
Series F, 5.25%, 8/1/2033	785	851
7.00%, 6/15/2038	400	511
Series C, 4.90%, 8/1/2041	46	48
NiSource, Inc. 6.25%, 12/15/2040	1,721	2,073
San Diego Gas & Electric Co.
6.00%, 6/1/2026	685	781
6.00%, 6/1/2039	500	635
4.50%, 8/15/2040	249	266
Sempra Energy
6.15%, 6/15/2018	255	256
9.80%, 2/15/2019	589	617
3.55%, 6/15/2024	406	400
3.80%, 2/1/2038	1,000	927

		40,837

Oil, Gas & Consumable Fuels — 2.6%
Aker BP ASA (Norway) 5.88%, 3/31/2025 (a)	1,159	1,194
Anadarko Holding Co. 7.15%, 5/15/2028	278	320
Anadarko Petroleum Corp.
8.70%, 3/15/2019	225	235
6.95%, 6/15/2019	350	363
7.95%, 6/15/2039	100	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
ANR Pipeline Co. 9.63%, 11/1/2021	250	304
Antero Resources Corp.
5.38%, 11/1/2021	3,403	3,439
5.13%, 12/1/2022	4,998	5,023
Apache Corp. 6.90%, 9/15/2018	775	784
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	598
Athabasca Oil Corp. (Canada) 9.88%, 2/24/2022 (a)	1,610	1,646
Boardwalk Pipelines LP 4.95%, 12/15/2024	105	108
BP Capital Markets plc (United Kingdom)
4.75%, 3/10/2019	515	523
3.25%, 5/6/2022	385	385
3.99%, 9/26/2023	11,930	12,297
3.81%, 2/10/2024	612	622
3.22%, 4/14/2024	2,665	2,622
3.54%, 11/4/2024	1,800	1,802
3.02%, 1/16/2027	325	308
3.59%, 4/14/2027	1,000	991
3.28%, 9/19/2027	727	704
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 1/22/2078 (h)	1,085	1,019
California Resources Corp. 8.00%, 12/15/2022 (a)	2,342	2,067
Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	830	990
Cenovus Energy, Inc. (Canada)
4.45%, 9/15/2042	294	255
5.20%, 9/15/2043	4,000	3,811
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	2,295	2,533
5.88%, 3/31/2025	4,540	4,739
5.13%, 6/30/2027	2,000	1,987
Cheniere Energy Partners LP 5.25%, 10/1/2025 (a)	2,819	2,742
Chevron Corp.
2.36%, 12/5/2022	540	523
2.57%, 5/16/2023	2,500	2,425
2.90%, 3/3/2024	21,445	20,995
2.95%, 5/16/2026	1,550	1,489
CNOOC Finance 2015 USA LLC (China) 3.50%, 5/5/2025	1,243	1,206
CNOOC Finance Ltd. (China) 3.00%, 5/9/2023	4,100	3,957
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	1,026	1,044
DCP Midstream Operating LP
4.75%, 9/30/2021 (a)	1,116	1,130
4.95%, 4/1/2022	522	528
3.88%, 3/15/2023	6,084	5,856
6.75%, 9/15/2037 (a)	800	855
Diamondback Energy, Inc. 4.75%, 11/1/2024	1,161	1,120
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	3,550	3,752
5.38%, 6/26/2026	969	992
Enbridge, Inc. (Canada) 4.50%, 6/10/2044	125	119
Encana Corp. (Canada)
6.50%, 5/15/2019	150	154
7.38%, 11/1/2031	175	217
6.50%, 8/15/2034	1,000	1,192
6.63%, 8/15/2037	148	181
Energy Transfer Equity LP
4.25%, 3/15/2023	1,893	1,834
5.88%, 1/15/2024	4,650	4,824
5.50%, 6/1/2027	3,065	3,107
Energy Transfer Partners LP
2.50%, 6/15/2018	1,080	1,080
5.00%, 10/1/2022	1,146	1,187
4.90%, 2/1/2024	200	206
4.75%, 1/15/2026	14,346	14,329
7.50%, 7/1/2038	300	349
6.05%, 6/1/2041	1,566	1,578
Eni SpA (Italy) 5.70%, 10/1/2040 (a)	1,210	1,306
Eni USA, Inc. (United Kingdom) 7.30%, 11/15/2027	500	605
EnLink Midstream Partners LP
2.70%, 4/1/2019	841	838
4.15%, 6/1/2025	922	881
Enterprise Products Operating LLC
3.35%, 3/15/2023	1,252	1,239
3.75%, 2/15/2025	582	581
3.70%, 2/15/2026	1,026	1,009
Series J, 5.75%, 3/1/2035	800	877
6.45%, 9/1/2040	375	455
5.95%, 2/1/2041	333	386
4.95%, 10/15/2054	330	333
EOG Resources, Inc.
6.88%, 10/1/2018	200	203
4.10%, 2/1/2021	1,700	1,741
EP Energy LLC
9.38%, 5/1/2024 (a)	3,005	2,374
8.00%, 11/29/2024 (a)	1,280	1,267
7.75%, 5/15/2026 (a)	3,779	3,845
Equinor ASA (Norway)
3.15%, 1/23/2022	790	790
2.45%, 1/17/2023	263	254
2.65%, 1/15/2024	2,179	2,100
7.15%, 11/15/2025	585	717
Frontera Energy Corp. (Colombia)
Series AI, 10.00% (cash), 11/2/2021 (d)	8,004	8,694
Gulfport Energy Corp.
6.38%, 5/15/2025	1,000	960
6.38%, 1/15/2026	1,018	972
Hilcorp Energy I LP 5.00%, 12/1/2024 (a)	2,358	2,299

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
KazMunayGas National Co. JSC (Kazakhstan) 6.38%, 10/24/2048 (a)	2,340	2,387
Kerr-McGee Corp. 7.88%, 9/15/2031	800	1,028
Marathon Oil Corp. 6.80%, 3/15/2032	500	606
MPLX LP
4.13%, 3/1/2027	7,150	6,971
5.20%, 3/1/2047	323	329
Murphy Oil Corp. 4.45%, 12/1/2022	2,303	2,268
Newfield Exploration Co. 5.75%, 1/30/2022	2,228	2,334
NGPL PipeCo LLC
4.38%, 8/15/2022 (a)	2,285	2,282
4.88%, 8/15/2027 (a)	1,835	1,782
Noble Energy, Inc. 5.25%, 11/15/2043	6,250	6,645
NuStar Logistics LP
6.75%, 2/1/2021	1,046	1,096
4.75%, 2/1/2022	1,425	1,396
5.63%, 4/28/2027	758	722
Occidental Petroleum Corp.
2.70%, 2/15/2023	504	491
3.40%, 4/15/2026	2,300	2,255
4.20%, 3/15/2048	500	497
ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,749
ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,543
PBF Holding Co. LLC
7.00%, 11/15/2023	533	553
7.25%, 6/15/2025	1,431	1,484
Peabody Energy Corp.
6.00%, 3/31/2022 (a)	935	956
6.38%, 3/31/2025 (a)	1,390	1,442
Penn Virginia Corp.
7.25%, 4/15/2019 ‡ (e)	2,000	3
8.50%, 5/1/2020 ‡ (e)	1,000	1
Pertamina Persero PT (Indonesia) 6.45%, 5/30/2044 (j)	2,200	2,405
Petrobras Global Finance BV (Brazil) 8.75%, 5/23/2026	1,177	1,298
Petro-Canada (Canada)
7.88%, 6/15/2026	1,937	2,393
6.80%, 5/15/2038	1,215	1,584
Petroleos del Peru SA (Peru)
4.75%, 6/19/2032 (a)	1,670	1,591
5.63%, 6/19/2047 (a)	1,760	1,711
Petroleos Mexicanos (Mexico)
(ICE LIBOR USD 3 Month + 3.65%), 5.72%, 3/11/2022 (h)	10,631	11,482
5.38%, 3/13/2022	1,500	1,542
4.63%, 9/21/2023	333	326
6.88%, 8/4/2026	962	1,009
6.50%, 3/13/2027	4,018	4,081
5.63%, 1/23/2046	1,100	931
6.75%, 9/21/2047	2,434	2,294
6.35%, 2/12/2048 (a)	660	597
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad and Tobago) 9.75%, 8/14/2019 (j)	150	154
Phillips 66 4.65%, 11/15/2034	1,000	1,044
QEP Resources, Inc.
6.88%, 3/1/2021	978	1,037
5.38%, 10/1/2022	2,494	2,537
5.25%, 5/1/2023	2,196	2,149
5.63%, 3/1/2026	673	643
Range Resources Corp.
5.75%, 6/1/2021	200	206
5.00%, 8/15/2022	2,778	2,750
5.00%, 3/15/2023	1,658	1,608
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025 (a)	977	943
Sinopec Capital Ltd. (China) 3.13%, 4/24/2023 (a)	2,300	2,221
Southwestern Energy Co.
6.70%, 1/23/2025	2,049	2,018
7.50%, 4/1/2026	1,853	1,918
Spectra Energy Partners LP 4.50%, 3/15/2045	1,140	1,079
Suncor Energy, Inc. (Canada) 7.15%, 2/1/2032	148	189
Sunoco Logistics Partners Operations LP
4.25%, 4/1/2024	464	459
5.35%, 5/15/2045	2,000	1,839
Sunoco LP
4.88%, 1/15/2023 (a)	2,923	2,791
5.50%, 2/15/2026 (a)	1,161	1,099
5.88%, 3/15/2028 (a)	643	604
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (a)	1,605	1,613
5.50%, 1/15/2028 (a)	1,565	1,512
Talos Production LLC 11.00%, 4/3/2022 (a)	5	6
Targa Resources Partners LP
5.25%, 5/1/2023	2,485	2,504
4.25%, 11/15/2023	3,426	3,263
5.13%, 2/1/2025	3,450	3,407
5.88%, 4/15/2026 (a)	860	864
5.38%, 2/1/2027	535	519
5.00%, 1/15/2028 (a)	870	817
TC PipeLines LP 3.90%, 5/25/2027	422	399
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	1,872	1,807
6.63%, 6/15/2025 (a) (c)	188	200
5.00%, 1/31/2028 (a)	1,468	1,385
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	356
Total Capital International SA (France)
2.75%, 6/19/2021	3,165	3,145

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
3.70%, 1/15/2024	21,800	22,070
TransCanada PipeLines Ltd. (Canada)
2.50%, 8/1/2022	285	275
3.75%, 10/16/2023	340	342
4.25%, 5/15/2028	1,000	1,002
6.20%, 10/15/2037	1,000	1,172
4.75%, 5/15/2038	1,000	1,013
7.25%, 8/15/2038	606	791
TransMontaigne Partners LP 6.13%, 2/15/2026	966	973
Ultra Resources, Inc.
6.88%, 4/15/2022 (a)	5,613	3,768
7.13%, 4/15/2025 (a)	10,831	6,715
Western Gas Partners LP 5.38%, 6/1/2021	446	464
Williams Cos., Inc. (The)
3.70%, 1/15/2023	3,820	3,715
4.55%, 6/24/2024	1,304	1,309
Series A, 7.50%, 1/15/2031	132	159
7.75%, 6/15/2031	918	1,121
5.75%, 6/24/2044	2,545	2,666
Williams Partners LP 4.00%, 9/15/2025	8,250	8,070
WPX Energy, Inc. 5.75%, 6/1/2026	713	712
YPF SA (Argentina) 8.50%, 3/23/2021 (j)	1,490	1,569

		348,556

Paper & Forest Products — 0.0% (b)
Clearwater Paper Corp.
4.50%, 2/1/2023	2,434	2,258
5.38%, 2/1/2025 (a)	1,805	1,624

		3,882

Pharmaceuticals — 0.6%
Allergan, Inc. 2.80%, 3/15/2023	500	474
Bayer US Finance LLC (Germany) 2.38%, 10/8/2019 (a)	1,100	1,092
Concordia International Corp. (Canada)
9.00%, 4/1/2022 (a)	7,288	6,596
7.00%, 4/15/2023 ‡ (a) (e)	7,306	438
Endo Dac
5.88%, 10/15/2024 (a)	1,586	1,518
6.00%, 2/1/2025 (a)	8,025	5,698
GlaxoSmithKline Capital, Inc. (United Kingdom)
3.88%, 5/15/2028	20,000	20,272
5.38%, 4/15/2034	400	458
6.38%, 5/15/2038	920	1,196
Johnson & Johnson
2.63%, 1/15/2025	1,004	961
2.45%, 3/1/2026	2,000	1,879
3.40%, 1/15/2038	926	877
Merck & Co., Inc.
2.80%, 5/18/2023	562	552
Novartis Capital Corp. (Switzerland) 3.40%, 5/6/2024	2,705	2,708
Pfizer, Inc. 2.75%, 6/3/2026	1,500	1,420
Pharmacia LLC 6.60%, 12/1/2028	745	931
Roche Holdings, Inc. (Switzerland) 2.25%, 9/30/2019 (a)	450	447
Sanofi (France) 4.00%, 3/29/2021	13,773	14,195
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	1,375	1,105
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/2022 (a)	2,599	2,706
7.00%, 3/15/2024 (a)	5,948	6,230
5.50%, 11/1/2025 (a)	5,517	5,414

		77,167

Professional Services — 0.0% (b)
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	2,091	2,044
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (a)	1,061	1,040
IHS Markit Ltd.
4.75%, 2/15/2025 (a)	1,408	1,399
4.00%, 3/1/2026 (a)	590	562

		5,045

Real Estate Management & Development — 0.0% (b)
Kennedy-Wilson, Inc.
5.88%, 4/1/2024 (a)	1,125	1,105
5.88%, 4/1/2024	420	413
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	579	573
3.88%, 3/20/2027 (a)	603	598

		2,689

Road & Rail — 0.3%
Ashtead Capital, Inc. (United Kingdom) 5.63%, 10/1/2024 (a)	1,740	1,788
Avis Budget Car Rental LLC 5.25%, 3/15/2025 (a)	945	874
Avolon Holdings Funding Ltd. (Ireland) 5.50%, 1/15/2023 (a)	150	149
Burlington Northern Santa Fe LLC
3.05%, 9/1/2022	2,500	2,479
3.00%, 3/15/2023	162	159
6.70%, 8/1/2028	1,150	1,419
7.08%, 5/13/2029	100	126
6.15%, 5/1/2037	750	932
4.38%, 9/1/2042	510	521
4.70%, 9/1/2045	1,630	1,766
Canadian Pacific Railway Co. (Canada)
7.25%, 5/15/2019	165	172
9.45%, 8/1/2021	280	329
4.50%, 1/15/2022	1,680	1,740
6.13%, 9/15/2115	1,456	1,786

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Road & Rail — continued
CSX Corp.
3.25%, 6/1/2027	583	552
3.95%, 5/1/2050	284	257
DAE Funding LLC (United Arab Emirates)
4.50%, 8/1/2022 (a)	2,477	2,367
5.00%, 8/1/2024 (a)	2,253	2,118
ERAC USA Finance LLC
3.30%, 10/15/2022 (a)	200	198
2.70%, 11/1/2023 (a)	470	446
6.70%, 6/1/2034 (a)	800	968
7.00%, 10/15/2037 (a)	291	365
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	460
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan) 4.85%, 11/17/2027 (a)	521	507
Norfolk Southern Corp.
3.25%, 12/1/2021	1,415	1,416
2.90%, 2/15/2023	462	453
4.05%, 8/15/2052	500	470
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	3,857	3,804
4.50%, 3/15/2023 (a)	1,950	1,857
5.50%, 2/15/2024 (a)	3,739	3,669
Penske Truck Leasing Co. LP 3.38%, 2/1/2022 (a)	1,767	1,756
Ryder System, Inc.
2.45%, 11/15/2018	500	500
2.45%, 9/3/2019	325	323
2.65%, 3/2/2020	840	834
Union Pacific Corp. 4.10%, 9/15/2067	100	90

		37,650

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc. 4.50%, 12/5/2036	563	560
Broadcom Corp. 3.63%, 1/15/2024	2,108	2,051
Entegris, Inc. 4.63%, 2/10/2026 (a)	1,240	1,189
Intel Corp.
3.10%, 7/29/2022	605	607
2.88%, 5/11/2024	565	550
3.70%, 7/29/2025	11,826	11,980
2.60%, 5/19/2026	825	771
3.73%, 12/8/2047 (a)	1,115	1,061
Micron Technology, Inc. 5.50%, 2/1/2025 NXP BV (Netherlands)	1,239	1,289
4.13%, 6/15/2020 (a)	798	805
4.13%, 6/1/2021 (a)	4,036	4,072
4.63%, 6/15/2022 (a)	2,085	2,129
3.88%, 9/1/2022 (a)	250	248
Qorvo, Inc.
6.75%, 12/1/2023	1,307	1,386
7.00%, 12/1/2025	2,051	2,207
QUALCOMM, Inc.
2.60%, 1/30/2023	139	133
2.90%, 5/20/2024	3,000	2,837
3.25%, 5/20/2027	1,003	941
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	2,328	2,424
Texas Instruments, Inc.
2.90%, 11/3/2027	1,000	948
4.15%, 5/15/2048	300	312
Versum Materials, Inc. 5.50%, 9/30/2024 (a)	2,074	2,084

		40,584

Software — 0.7%
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	2,330	2,353
j2 Cloud Services LLC 6.00%, 7/15/2025 (a)	2,018	2,023
Microsoft Corp.
2.38%, 2/12/2022	25	25
2.65%, 11/3/2022	5,265	5,190
2.38%, 5/1/2023	11	11
2.88%, 2/6/2024	1,045	1,028
3.13%, 11/3/2025	3,000	2,950
2.40%, 8/8/2026	5,000	4,633
3.30%, 2/6/2027	446	440
3.50%, 2/12/2035	4,989	4,876
4.20%, 11/3/2035	435	461
3.45%, 8/8/2036	2,000	1,921
4.10%, 2/6/2037	870	907
4.50%, 10/1/2040	595	646
4.50%, 2/6/2057	762	826
Nuance Communications, Inc. 5.63%, 12/15/2026	4,025	3,924
Open Text Corp. (Canada)
5.63%, 1/15/2023 (a)	787	805
5.88%, 6/1/2026 (a)	4,331	4,429
Oracle Corp.
2.50%, 5/15/2022	787	770
2.50%, 10/15/2022	1,821	1,776
2.63%, 2/15/2023	20,150	19,673
2.40%, 9/15/2023	495	474
2.95%, 11/15/2024	1,000	970
4.30%, 7/8/2034	4,818	5,025
3.90%, 5/15/2035	1,500	1,483
5.38%, 7/15/2040	241	284
4.00%, 7/15/2046	9,500	9,269
4.38%, 5/15/2055	5,215	5,221
salesforce.com, Inc. 3.70%, 4/11/2028	1,100	1,093
Symantec Corp. 5.00%, 4/15/2025 (a)	6,031	5,830

		89,316

Specialty Retail — 0.3%
Caleres, Inc. 6.25%, 8/15/2023	2,000	2,045
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a) (e)	3,315	1,931

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Specialty Retail — continued
Group 1 Automotive, Inc. 5.25%, 12/15/2023 (a)	1,046	1,020
Home Depot, Inc. (The)
2.63%, 6/1/2022	734	723
2.13%, 9/15/2026	3,195	2,866
2.80%, 9/14/2027	1,000	936
3.50%, 9/15/2056	2,800	2,431
L Brands, Inc.
5.63%, 10/15/2023	250	256
5.25%, 2/1/2028	1,269	1,158
6.88%, 11/1/2035	963	875
6.75%, 7/1/2036	2,150	1,935
Lowe’s Cos., Inc.
3.13%, 9/15/2024	665	651
3.38%, 9/15/2025	1,262	1,246
2.50%, 4/15/2026	10,060	9,258
3.70%, 4/15/2046	5,000	4,573
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	185	176
Penske Automotive Group, Inc. 5.50%, 5/15/2026	2,069	2,038
PetSmart, Inc.
7.13%, 3/15/2023 (a)	1,950	938
5.88%, 6/1/2025 (a)	3,545	2,446
8.88%, 6/1/2025 (a)	2,535	1,210
Sally Holdings LLC
5.50%, 11/1/2023	250	247
5.63%, 12/1/2025	967	909
Staples, Inc. 8.50%, 9/15/2025 (a)	2,734	2,562

		42,430

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
2.85%, 5/6/2021	1,270	1,273
2.15%, 2/9/2022	2,348	2,282
2.70%, 5/13/2022	2,580	2,554
3.00%, 2/9/2024	2,702	2,654
2.85%, 5/11/2024	703	685
2.75%, 1/13/2025	3,000	2,878
2.50%, 2/9/2025	1,000	944
3.25%, 2/23/2026	372	365
3.35%, 2/9/2027	18,811	18,525
3.20%, 5/11/2027	1,143	1,110
3.00%, 6/20/2027	1,875	1,794
2.90%, 9/12/2027	1,742	1,652
4.50%, 2/23/2036	1,123	1,223
3.75%, 9/12/2047	2,500	2,365
Dell International LLC
5.88%, 6/15/2021 (a)	3,206	3,290
7.13%, 6/15/2024 (a)	6,236	6,700
6.02%, 6/15/2026 (a)	1,189	1,254
EMC Corp. 3.38%, 6/1/2023	6,358	5,954
Western Digital Corp. 4.75%, 2/15/2026	7,981	7,851

		65,353

Textiles, Apparel & Luxury Goods — 0.0% (b)
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	1,774	1,732
4.88%, 5/15/2026 (a)	1,774	1,712
Levi Strauss & Co. 5.00%, 5/1/2025	2,470	2,488

		5,932

Thrifts & Mortgage Finance — 0.3%
BPCE SA (France)
2.50%, 7/15/2019	2,000	1,988
2.75%, 1/11/2023 (a)	18,570	17,793
5.70%, 10/22/2023 (a)	2,000	2,117
5.15%, 7/21/2024 (a)	2,950	3,023
3.38%, 12/2/2026	250	238
3.50%, 10/23/2027 (a)	1,100	1,015
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022 (a)	1,815	1,815
5.25%, 10/1/2025 (a)	607	568
Quicken Loans, Inc.
5.75%, 5/1/2025 (a)	4,342	4,233
5.25%, 1/15/2028 (a)	3,604	3,298
Radian Group, Inc.
7.00%, 3/15/2021	783	840
4.50%, 10/1/2024	2,715	2,582

		39,510

Tobacco — 0.4%
Altria Group, Inc.
2.63%, 1/14/2020	7,500	7,475
4.50%, 5/2/2043	3,530	3,454
3.88%, 9/16/2046	9,585	8,528
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027 (a)	5,000	4,703
4.39%, 8/15/2037 (a)	11,345	10,826
Philip Morris International, Inc.
3.38%, 8/11/2025	6,600	6,397
2.75%, 2/25/2026	6,310	5,876
4.38%, 11/15/2041	8,053	7,879
4.13%, 3/4/2043	5,000	4,691

		59,829

Trading Companies & Distributors — 0.3%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	853	832
Air Lease Corp. 3.25%, 3/1/2025	242	226
Aircastle Ltd.
6.25%, 12/1/2019	213	221
7.63%, 4/15/2020	1,885	2,012
5.13%, 3/15/2021	1,647	1,690
5.50%, 2/15/2022	475	493
5.00%, 4/1/2023	1,196	1,223
4.13%, 5/1/2024	1,260	1,227
Aviation Capital Group LLC
2.88%, 1/20/2022 (a)	1,000	971
3.50%, 11/1/2027 (a)	2,000	1,862
BOC Aviation Ltd. (Singapore) 2.75%, 9/18/2022 (a)	600	569
Fly Leasing Ltd. (Ireland) 5.25%, 10/15/2024	690	657
International Lease Finance Corp. 8.63%, 1/15/2022	1,000	1,155

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Trading Companies & Distributors — continued
United Rentals North America, Inc.
4.63%, 7/15/2023	2,178	2,192
5.75%, 11/15/2024	1,715	1,766
5.50%, 7/15/2025	305	309
4.63%, 10/15/2025	2,475	2,382
5.88%, 9/15/2026	2,685	2,745
5.50%, 5/15/2027	4,545	4,500
4.88%, 1/15/2028	4,065	3,817
WESCO Distribution, Inc. 5.38%, 6/15/2024	2,107	2,107
WW Grainger, Inc. 4.60%, 6/15/2045	520	538

		33,494

Water Utilities — 0.0% (b)
American Water Capital Corp.
3.85%, 3/1/2024	680	691
3.40%, 3/1/2025	622	616

		1,307

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	1,266	1,246
6.13%, 3/30/2040	300	355
CB T-MOBILE USA, Inc.
6.50%, 1/15/2024	906	—	(f)
6.38%, 3/1/2025	1,460	—	(f)
5.13%, 4/15/2025	9,752	—	(f)
6.50%, 1/15/2026	4,391	—	(f)
4.50%, 2/1/2026	1,522	—	(f)
4.75%, 2/1/2028	1,522	—	(f)
Crown Castle Towers LLC 3.66%, 5/15/2025 (a)	1,110	1,092
Digicel Group Ltd. (Jamaica) 7.13%, 4/1/2022 (j)	1,300	892
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	2,397	2,280
Inmarsat Finance plc (United Kingdom)
4.88%, 5/15/2022 (a)	545	519
6.50%, 10/1/2024 (a)	1,935	1,862
Intelsat Connect Finance SA (Luxembourg) 12.50%, 4/1/2022 (a)	2,325	2,244
P Fin II LLC (ICE LIBOR USD 1 Month + 4.35%), 6.25%, 5/20/2022 ‡ (h)	5,211	5,211
Sprint Communications, Inc.
7.00%, 3/1/2020 (a)	1,022	1,068
7.00%, 8/15/2020	1,246	1,290
Sprint Corp.
7.13%, 6/15/2024	2,645	2,665
7.63%, 3/1/2026	880	904
T-Mobile USA, Inc.
6.50%, 1/15/2024	906	947
6.00%, 4/15/2024	418	434
6.38%, 3/1/2025	1,460	1,526
5.13%, 4/15/2025	9,752	9,750
6.50%, 1/15/2026	4,391	4,583
4.50%, 2/1/2026	1,522	1,431
4.75%, 2/1/2028	1,522	1,423
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	11,450	11,389
4.13%, 5/30/2025	270	269
5.00%, 5/30/2038	2,456	2,447
Wind Tre SpA (Italy) 5.00%, 1/20/2026 (a)	1,373	1,099

		56,926

TOTAL CORPORATE BONDS (Cost $3,722,344)		3,645,232

U.S. TREASURY OBLIGATIONS — 19.2%
U.S. Treasury Bonds
8.75%, 8/15/2020	6,000	6,805
7.88%, 2/15/2021	2,625	2,992
8.13%, 5/15/2021	13,600	15,739
8.13%, 8/15/2021	10,000	11,703
8.00%, 11/15/2021	7,920	9,325
5.50%, 8/15/2028	59,164	72,927
5.25%, 2/15/2029	2,500	3,048
4.50%, 2/15/2036	194,199	237,097
4.50%, 5/15/2038	3,890	4,809
3.50%, 2/15/2039	85	92
4.38%, 5/15/2040	8,674	10,638
4.75%, 2/15/2041	8,270	10,681
4.38%, 5/15/2041	37,318	45,928
2.75%, 11/15/2042	92,162	88,108
3.63%, 8/15/2043	17,780	19,707
3.75%, 11/15/2043	79,172	89,526
3.00%, 11/15/2044	64,035	63,897
2.50%, 2/15/2045	39,408	35,689
3.00%, 5/15/2045	42,260	42,169
2.88%, 8/15/2045	50,000	48,697
3.00%, 11/15/2045	155,278	154,866
U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	1,958
U.S. Treasury Notes
0.88%, 7/31/2019 (l)	10,300	10,131
1.63%, 12/31/2019 (l)	22,879	22,612
1.50%, 5/31/2020	103,545	101,660
2.63%, 11/15/2020	209,142	209,706
1.63%, 11/30/2020	45,000	44,044
2.13%, 8/15/2021	2,000	1,971
2.00%, 12/31/2021	87,476	85,617
1.75%, 2/28/2022	24,859	24,078
1.75%, 5/31/2022	305,885	295,537
1.75%, 6/30/2022	415,172	400,852
2.00%, 8/15/2025	24,653	23,360
1.63%, 5/15/2026	10,909	9,968
U.S. Treasury STRIPS Bonds
4.83%, 8/15/2018 (m)	1,606	1,600
3.41%, 8/15/2019 (m)	130	126
1.58%, 2/15/2020 (m)	25	24
3.13%, 5/15/2020 (m)	3,116	2,975

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — continued
1.54%, 8/15/2020 (m)	1,050	994
2.33%, 2/15/2021 (m)	6,495	6,069
2.41%, 5/15/2021 (m)	15,000	13,908
3.80%, 11/15/2021 (m)	14,610	13,342
2.69%, 2/15/2022 (m)	640	581
2.31%, 5/15/2022 (m)	7,390	6,652
3.98%, 8/15/2022 (m)	5,000	4,468
4.06%, 11/15/2022 (m)	5,000	4,432
2.89%, 2/15/2023 (m)	225	198
2.06%, 8/15/2023 (m)	15	13
5.56%, 2/15/2028 (m)	2,615	1,968
1.88%, 8/15/2028 (m)	48,829	36,169
2.11%, 5/15/2029 (m)	67,000	48,502
2.31%, 5/15/2032 (m)	16,318	10,756
3.11%, 5/15/2033 (m)	60,162	38,442
4.69%, 11/15/2033 (m)	42,000	26,456
3.32%, 11/15/2038 (m)	32,812	17,707
2.80%, 8/15/2040 (m)	60,000	30,643
3.32%, 8/15/2041 (m)	48,775	24,053
3.11%, 2/15/2042 (m)	26,000	12,804
3.31%, 2/15/2042 (m)	24,400	11,852
3.06%, 5/15/2042 (m)	100,000	48,860
3.09%, 11/15/2042 (m)	21,800	10,349
U.S. Treasury STRIPS Notes 1.69%, 2/15/2020 (m)	3,115	2,989

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,649,891)		2,582,869

ASSET-BACKED SECURITIES — 17.8%
ACC Trust Series 2018-1, Class A, 3.70%, 12/21/2020 (a)	9,000	9,008
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	4,404	4,439
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,694	3,588
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	2,214	2,132
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	302	290
Ajax Mortgage Loan Trust
Series 2016-2, Class A, 4.13%, 10/25/2056 ‡ (a) (c)	911	909
Series 2017-A, Class A, 3.47%, 4/25/2057 ‡ (a) (c)	7,103	7,061
Ally Auto Receivables Trust
Series 2015-2, Class D, 3.01%, 3/15/2022 (a)	6,000	5,969
Series 2018-1, Class A3, 2.35%, 6/15/2022	30,091	29,872
Series 2016-1, Class D, 2.84%, 9/15/2022	5,700	5,687
Series 2017-3, Class C, 2.37%, 10/17/2022	4,038	3,986
Series 2018-2, Class A3, 2.92%, 11/15/2022	26,698	26,735
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	201	198
Series 2015-1, Class A, 3.38%, 5/1/2027	3,755	3,595
Series 2016-2, Class AA, 3.20%, 6/15/2028	948	899
Series 2016-2, Class A, 3.65%, 6/15/2028	1,000	976
Series 2016-3, Class AA, 3.00%, 10/15/2028	387	363
Series 2017-1, Class AA, 3.65%, 2/15/2029	2,457	2,414
American Credit Acceptance Receivables Trust
Series 2016-2, Class C, 6.09%, 5/12/2022 (a)	10,000	10,267
Series 2016-3, Class C, 4.26%, 8/12/2022 (a)	6,975	7,029
Series 2016-4, Class C, 2.91%, 2/13/2023 ‡ (a)	6,956	6,942
Series 2017-2, Class C, 2.86%, 6/12/2023 (a)	12,002	11,931
Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	7,321	7,322
American Express Credit Account Master Trust Series 2017-1, Class A, 1.93%, 9/15/2022	23,121	22,804
American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	1,250	1,338
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (a)	5,000	5,256
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (a)	17,745	19,862
Series 2015-SFR2, Class D, 5.04%, 10/17/2045 ‡ (a)	2,250	2,368
Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (a)	18,630	20,615
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class B, 1.80%, 10/8/2021	5,317	5,239
Series 2017-2, Class D, 3.42%, 4/18/2023	11,300	11,217
Series 2017-4, Class D, 3.08%, 12/18/2023	20,124	19,817
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-5, Class A6, 4.03%, 4/25/2033 ‡ (c)	111	111
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates Series 2003-13, Class AF6, 5.08%, 1/25/2034 ‡ (c)	16	18

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
AMSR Trust
Series 2016-SFR1, Class E, 5.09%, 11/17/2033 ‡ (a) (n)	3,007	3,031
Series 2016-SFR1, Class F, 5.84%, 11/17/2033 ‡ (a) (n)	3,007	3,045
Anchor Assets IX LLC
Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (a)	15,300	15,300
Series 2016-1, Class B, 6.25%, 2/15/2020 ‡ (a)	10,250	10,250
APF Series 2016-1A, Class B, 8.00%, 2/16/2021 ‡ (n)	7,130	7,112
Arcadia Receivables Credit Trust Series 2017-1, Class A, 3.25%, 6/15/2023 (a)	3,000	2,998
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 (a)	2,643	2,610
Series 2016-1, Class A, 2.57%, 6/15/2049 (a)	3,613	3,522
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	2	2
BCC Funding XIII LLC
Series 2016-1, Class A2, 2.20%, 12/20/2021 (a)	2,079	2,068
Bear Stearns Asset-Backed Securities Trust
Series 2006-SD1, Class A, 2.33%, 4/25/2036 ‡ (n)	143	141
Series 2003-SD2, Class 2A, 3.74%, 6/25/2043 ‡ (n)	257	256
BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.07%, 10/20/2020	15,734	15,576
BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	16,365	16,228
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	793	792
Series 2018-1, Class A, 4.13%, 9/20/2031(a)	1,058	1,057
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust Series 2000-2, 7.91%, 1/15/2020	62	63
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	13,497	13,537
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (a)	322	316
California Republic Auto Receivables Trust Series 2016-2, Class A3, 1.56%, 7/15/2020	869	867
CAM Mortgage Trust
Series 2016-2, Class A1, 3.25%, 6/15/2057 ‡ (a) (c)	1,470	1,480
Series 2017-1, Class A1, 3.22%, 8/1/2057 (a) (c)	2,683	2,670
Camillo Issuer LLC
Series 2016-SFR, Class 1A1, 5.00%, 12/5/2023 ‡	9,769	9,748
Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	21,778	21,778
Capital Auto Receivables Asset Trust
Series 2018-1, Class A2A, 2.54%, 10/20/2020 (a)	9,006	8,997
Series 2018-1, Class A3, 2.79%, 1/20/2022 (a)	25,380	25,340
CarFinance Capital Auto Trust
Series 2014-1A, Class C, 3.45%, 4/15/2020 (a)	1,955	1,957
Series 2014-2A, Class B, 2.64%, 11/16/2020 (a)	2,651	2,649
Series 2014-2A, Class C, 3.24%, 11/16/2020 (a)	2,750	2,736
Series 2014-2A, Class D, 4.28%, 11/16/2020 (a)	4,000	3,985
Series 2015-1A, Class C, 3.58%, 6/15/2021 (a)	3,900	3,909
Series 2015-1A, Class D, 4.66%, 6/15/2021 (a)	5,400	5,376
Series 2015-1A, Class E, 5.49%, 1/18/2022 ‡ (a)	1,070	1,070
CarMax Auto Owner Trust
Series 2018-2, Class A2, 2.73%, 8/16/2021	19,400	19,390
Series 2017-1, Class C, 2.84%, 10/17/2022	3,011	2,977
Series 2017-1, Class D, 3.43%, 7/17/2023	4,929	4,912
Series 2018-1, Class D, 3.37%, 7/15/2024	2,732	2,700
Carnow Auto Receivables Trust
Series 2016-1A, Class C, 5.11%, 2/15/2021 ‡ (a)	7,240	7,277
Series 2017-1A, Class B, 4.35%, 9/15/2022 (a)	7,800	7,786
Centex Home Equity Loan Trust
Series 2002-C, Class AF4, 4.98%, 6/25/2031 ‡ (c)	78	79
Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	75	75
CIG Auto Receivables Trust Series 2017-1A, Class C, 5.33%, 12/16/2024 (a)	2,000	1,998
Citi Held For Asset Issuance Series 2016-PM1, Class B, 7.67%, 4/15/2025 (a)	1,422	1,429
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,733

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032 ‡ (a) (c)	128	127
CLUB Credit Trust
Series 2017-NP1, Class B, 3.17%, 4/17/2023 ‡ (a)	2,677	2,677
Series 2017-NP1, Class C, 5.13%, 4/17/2023 (a)	7,400	7,477
Series 2018-NP1, Class C, 4.74%, 5/15/2024 ‡ (a)	15,000	15,022
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048 (a)	2,443	2,406
Series 2016-2, Class A, 2.55%, 11/15/2048 (a)	8,840	8,659
Conix Mortgage Asset Trust Series 2013-1, Class M1, 5.07%, 12/25/2047 ‡ (a) (e) (n)	5,000	285
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2, Class B, 3.50%, 1/16/2024 ‡ (a)	6,000	5,996
Continental Airlines Pass-Through Trust
Series 2003-ERJ1, 7.88%, 7/2/2018	41	42
Series 2004-ERJ1, 9.56%, 9/1/2019	119	122
Series 2012-1, Class A, 4.15%, 4/11/2024	151	152
Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (a)	862	861
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 3.29%, 6/25/2040 ‡ (a) (n)	9,243	827
CPS Auto Receivables Trust
Series 2016-B, Class B, 3.18%, 9/15/2020 (a)	2,099	2,102
Series 2017-B, Class C, 2.92%, 2/15/2022 (a)	2,884	2,868
Series 2016-C, Class C, 3.27%, 6/15/2022 (a)	12,600	12,625
Series 2018-B, Class C, 3.58%, 3/15/2023 (a)	13,003	13,010
Series 2017-B, Class D, 3.95%, 3/15/2023 (a)	6,975	7,015
Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	2,161	2,139
CPS Auto Trust
Series 2017-A, Class A, 1.68%, 8/17/2020 (a)	1,497	1,492
Series 2017-A, Class C, 3.31%, 12/15/2022 (a)	1,470	1,471
Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	840	857
Credit Acceptance Auto Loan Trust
Series 2016-3A, Class C, 3.60%, 4/15/2025 ‡ (a)	6,048	6,032
Series 2017-1A, Class A, 2.56%, 10/15/2025 (a)	3,973	3,953
Series 2017-1A, Class B, 3.04%, 12/15/2025 (a)	1,742	1,735
Series 2017-1A, Class C, 3.48%, 2/17/2026 (a)	1,460	1,450
Series 2017-3A, Class A, 2.65%, 6/15/2026 (a)	30,933	30,467
Series 2017-2A, Class C, 3.35%, 6/15/2026 (a)	1,621	1,598
Series 2018-1A, Class B, 3.60%, 4/15/2027 ‡ (a)	40,547	40,447
Series 2018-2A, Class B, 3.94%, 7/15/2027 (a)	20,950	20,946
CSFB Mortgage-Backed Pass-Through Certificates Series 2002-HE4, Class AF, 5.51%, 8/25/2032 ‡ (c)	60	61
CWABS Asset-Backed Certificates Trust Series 2004-13, Class MV8, 3.66%, 1/25/2035 ‡ (n)	33	1
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 2.71%, 3/25/2034 ‡ (n)	208	209
Series 2004-1, Class M2, 2.78%, 3/25/2034 ‡ (n)	37	37
Series 2004-1, Class 3A, 2.52%, 4/25/2034 ‡ (n)	297	293
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.86%, 10/25/2034 (n)	450	444
Delta Air Lines Pass-Through Trust
Series 2012-1, Class B, 6.88%, 5/7/2019 (a)	157	160
Series 2012-1, Class A, 4.75%, 5/7/2020	145	149
Series 2007-1, Class A, 6.82%, 8/10/2022	1,166	1,281
Diamond Resorts Owner Trust Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	2,893	2,828
Drive Auto Receivables Trust
Series 2017-BA, Class B, 2.20%, 5/15/2020 (a)	1,491	1,490
Series 2017-AA, Class B, 2.51%, 1/15/2021 (a)	1,075	1,075
Series 2017-BA, Class C, 2.61%, 8/16/2021 (a)	6,831	6,825
Series 2017-AA, Class C, 2.98%, 1/18/2022 (a)	2,471	2,473
Series 2017-1, Class C, 2.84%, 4/15/2022	7,086	7,080
Series 2017-3, Class C, 2.80%, 7/15/2022	17,295	17,251
Series 2015-AA, Class D, 4.12%, 7/15/2022 (a)	2,943	2,975
Series 2015-BA, Class E, 5.15%, 8/15/2022 (a)	7,000	7,119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2017-BA, Class D, 3.72%, 10/17/2022 (a)	5,970	6,011
Series 2015-CA, Class E, 5.27%, 11/15/2022 (a)	4,500	4,581
Series 2015-DA, Class D, 4.59%, 1/17/2023 ‡ (a)	5,900	6,004
Series 2017-1, Class D, 3.84%, 3/15/2023	8,047	8,122
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	22,000	21,960
Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	5,829	5,922
Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	3,217	3,271
Series 2017-BA, Class E, 5.30%, 7/15/2024 (a)	15,290	15,481
Series 2018-2, Class D, 4.14%, 8/15/2024	32,890	33,105
DT Auto Owner Trust
Series 2016-4A, Class B, 2.02%, 8/17/2020 (a)	526	526
Series 2016-2A, Class C, 3.67%, 1/18/2022 (a)	718	721
Series 2015-1A, Class D, 4.26%, 2/15/2022 (a)	4,593	4,621
Series 2016-3A, Class C, 3.15%, 3/15/2022 (a)	5,569	5,575
Series 2016-4A, Class D, 3.77%, 10/17/2022 (a)	2,962	2,961
Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	3,551	3,559
Series 2016-1A, Class D, 4.66%, 12/15/2022 (a)	5,000	5,071
Series 2017-2A, Class C, 3.03%, 1/17/2023 (a)	6,048	6,036
Series 2016-3A, Class D, 4.52%, 6/15/2023 (a)	16,520	16,716
Series 2017-4A, Class C, 2.86%, 7/17/2023 (a)	4,423	4,402
Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	8,285	8,243
Series 2018-1A, Class C, 3.47%, 12/15/2023 (a)	8,578	8,580
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	6,053	6,036
Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	8,750	8,936
Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	14,000	14,203
Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	8,295	8,371
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	25,625	25,094
ENGS Commercial Finance Trust Series 2018-1A, Class A1, 2.97%, 2/22/2021 (a)	7,341	7,322
Equity One Mortgage Pass-Through Trust Series 2003-2, Class M1, 5.05%, 9/25/2033 ‡ (n)	251	254
Exeter Automobile Receivables Trust
Series 2014-2A, Class C, 3.26%, 12/16/2019 (a)	292	292
Series 2016-3A, Class A, 1.84%, 11/16/2020 (a)	893	892
Series 2016-3A, Class B, 2.84%, 8/16/2021 (a)	3,480	3,477
Series 2015-3A, Class C, 4.83%, 8/16/2021 (a)	6,884	7,005
Series 2016-1A, Class C, 5.52%, 10/15/2021 (a)	445	456
Series 2017-1A, Class B, 3.00%, 12/15/2021 (a)	4,565	4,565
Series 2017-2A, Class B, 2.82%, 5/16/2022 (a)	3,465	3,449
Series 2015-2A, Class D, 5.79%, 5/16/2022 (a)	2,150	2,205
Series 2017-1A, Class C, 3.95%, 12/15/2022 ‡ (a)	1,885	1,894
Series 2017-2A, Class C, 3.93%, 4/17/2023 (a)	9,065	9,094
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	8,221	8,222
Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	9,400	9,753
Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	14,215	14,080
Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	8,000	8,282
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,010
First Investors Auto Owner Trust
Series 2016-2A, Class B, 2.21%, 7/15/2022 ‡ (a)	5,000	4,917
Series 2016-2A, Class C, 2.53%, 7/15/2022 ‡ (a)	5,000	4,924
Series 2016-2A, Class D, 3.35%, 11/15/2022 (a)	3,500	3,452
Series 2017-3A, Class B, 2.72%, 4/17/2023 (a)	3,454	3,387
Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	5,458	5,349
Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	5,096	4,985
Series 2017-3A, Class E, 4.92%, 8/15/2024 (a)	1,300	1,290
FirstKey Lending Trust Series 2015-SFR1, Class A, 2.55%, 3/9/2047 (a)	6,936	6,897
Flagship Credit Auto Trust
Series 2014-1, Class C, 3.34%, 4/15/2020 (a)	3,007	3,011
Series 2014-2, Class B, 2.84%, 11/16/2020 (a)	1,444	1,445

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2014-2, Class C, 3.95%, 12/15/2020 (a)	4,337	4,364
Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	6,000	6,291
Series 2017-4, Class B, 2.66%, 10/17/2022 (a)	5,872	5,794
Series 2015-3, Class D, 7.12%, 11/15/2022 (a)	6,695	6,956
Series 2017-1, Class B, 2.83%, 3/15/2023 (a)	4,183	4,171
Series 2017-1, Class C, 3.22%, 5/15/2023 (a)	2,704	2,696
Series 2017-1, Class D, 4.23%, 5/15/2023 (a)	1,313	1,330
Series 2017-R, Class B, 8.00%, 5/17/2023 ‡ (a)	7,254	7,254
Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	5,720	5,628
Series 2017-1, Class E, 6.46%, 12/15/2023 (a)	3,500	3,615
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	2,630	2,589
Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	3,630	3,668
Ford Credit Auto Lease Trust Series 2017-B, Class A3, 2.03%, 12/15/2020	4,348	4,305
Ford Credit Auto Owner Trust Series 2015-A, Class A3, 1.28%, 9/15/2019	98	98
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (n)	466	500
GLS Auto Receivables Trust
Series 2016-1A, Class C, 6.90%, 10/15/2021 (a)	6,000	6,243
Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	4,181	4,162
Series 2017-1A, Class D, 5.50%, 6/17/2024 (a)	4,000	4,026
GM Financial Automobile Leasing Trust Series 2018-1, Class A3, 2.61%, 1/20/2021	12,975	12,927
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	19,830	19,805
GMAT Trust
Series 2013-1A, Class M, 5.00%, 11/25/2043 ‡ (a) (n)	5,000	3,484
Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (a) (c)	136	136
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	2,693	2,702
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (n)	12,112	12,213
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	2,138	2,148
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	1,623	1,601
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	13,387	13,193
Hero Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	8,149	7,990
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	6,711	6,757
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	1,242	1,261
Series 2016-4B, Class B, 5.75%, 9/20/2047 ‡ (a)	8,593	8,551
HERO Funding Trust (Cayman Islands)
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	5,983	6,062
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	2,715	2,670
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	7,437	7,660
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	8,198	8,254
Hero Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (a)	7,022	6,987
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (a)	7,539	7,559
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	12,344	12,122
Honda Auto Receivables Owner Trust Series 2018-2, Class A3, 3.01%, 5/18/2022	14,823	14,822
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	8,105	8,093
Kabbage Asset Securitization LLC
Series 2017-1, Class A, 4.57%, 3/15/2022 (a)	12,000	12,124
Series 2017-1, Class B, 5.79%, 3/15/2022 ‡ (a)	6,415	6,556
Series 2017-1, Class C, 8.00%, 3/15/2022 ‡ (a)	10,000	10,487
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 1.03%, 9/25/2037 ‡ (a) (n)	14,886	424
Series 2012-2, Class A, IO, 0.99%, 8/25/2038 ‡ (a) (n)	12,550	297
Series 2013-2, Class A, IO, 1.68%, 3/25/2039 ‡ (a) (n)	10,641	446
LendingClub Issuance Trust
Series 2016-NP1, Class A, 3.75%, 6/15/2022 (a)	43	43

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2016-NP2, Class A, 3.00%, 1/17/2023 (a)	610	609
Series 2016-NP2, Class B, 6.00%, 1/17/2023 ‡ (a)	4,500	4,574
LendingPoint Funding Trust Series 2018-1, Class A2, 11/15/2024 ‡ (a) (n)	11,000	11,000
Lendmark Funding Trust
Series 2017-1A, Class A, 2.83%, 1/22/2024 (a)	5,819	5,767
Series 2016-2A, Class A, 3.26%, 4/21/2025 (a)	7,500	7,515
Series 2016-2A, Class B, 4.66%, 4/21/2025 ‡ (a)	5,625	5,670
Series 2017-2A, Class B, 3.38%, 5/20/2026 ‡ (a)	3,000	2,966
Series 2017-2A, Class C, 4.33%, 5/20/2026 ‡ (a)	4,300	4,259
Series 2018-1A, Class D, 6.25%, 12/21/2026 (a)	7,750	7,786
Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 3.01%, 2/25/2034 ‡ (n)	64	63
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 2/15/2023 ‡ (a)	13,105	13,104
Series 2013-1, Class M, 7.75%, 2/15/2023 ‡ (a)	15,221	15,221
Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 2/20/2029 (a)	5,412	5,438
Marlette Funding Trust
Series 2016-1A, Class A, 3.06%, 1/17/2023 (a)	422	422
Series 2016-1A, Class B, 4.78%, 1/17/2023 (a)	6,741	6,800
Series 2017-1A, Class A, 2.83%, 3/15/2024 (a)	2,640	2,639
Series 2017-3A, Class A, 2.36%, 12/15/2024 (a)	17,081	17,029
Series 2018-1A, Class A, 2.61%, 3/15/2028 (a)	11,111	11,080
Series 2018-1A, Class C, 3.69%, 3/15/2028 (a)	4,250	4,225
Series 2018-2A, Class A, 3.06%, 7/17/2028 (a)	10,546	10,546
Mercedes-Benz Auto Lease Trust Series 2018-A, Class A3, 2.41%, 2/16/2021	7,669	7,628
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	135	145
Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	3,197	3,480
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	1,594	1,743
Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,934	2,138
Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	773	874
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 4.21%, 3/25/2033 ‡ (n)	306	297
Nationstar HECM Loan Trust Series 2017-1A, Class M1, 2.94%, 5/25/2027 ‡ (a)	1,020	1,017
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 5.10%, 11/25/2033 ‡ (c)	503	508
Series 2005-1, Class M1, 2.63%, 3/25/2035 ‡ (n)	610	609
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (a)	10,000	9,910
New Valley Generation V 4.93%, 1/15/2021	282	292
Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 4/18/2022	9,483	9,365
Ocwen Master Advance Receivables Trust Series 2016-T2, Class DT2, 4.45%, 8/16/2049 ‡ (a)	6,725	6,805
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	14,400	14,397
Series 2018, Class C, 4.25%, 2/9/2030	3,900	3,651
Series 2018, Class B, 4.61%, 2/9/2030	4,500	4,500
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	7,250	7,303
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A, 2.04%, 1/15/2021 (a)	243	243
Series 2016-1A, Class C, 4.58%, 9/15/2021 (a)	10,000	10,013
Series 2017-2A, Class D, 3.42%, 10/15/2024 (a)	7,062	6,968
OneMain Financial Issuance Trust
Series 2014-2A, Class C, 4.33%, 9/18/2024 ‡ (a)	3,714	3,720
Series 2014-2A, Class D, 5.31%, 9/18/2024 ‡ (a)	5,267	5,318
Series 2015-2A, Class C, 4.32%, 7/18/2025 ‡ (a)	6,120	6,107
Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	4,528	4,538
Series 2015-1A, Class C, 5.12%, 3/18/2026 ‡ (a)	7,435	7,582
Series 2016-1A, Class A, 3.66%, 2/20/2029 (a)	4,970	5,015
Series 2016-1A, Class B, 4.57%, 2/20/2029 (a)	4,000	4,078

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2016-1A, Class C, 6.00%, 2/20/2029 (a)	7,400	7,612
Oportun Funding III LLC
Series 2016-B, Class A, 3.69%, 7/8/2021 (a)	4,000	3,997
Series 2016-B, Class B, 5.16%, 7/8/2021 (a)	2,394	2,395
Oportun Funding IV LLC Series 2016-C, Class B, 4.85%, 11/8/2021 ‡ (a)	2,171	2,188
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (a)	3,915	3,887
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	10,408	10,386
Prestige Auto Receivables Trust Series 2016-2A, Class D, 3.91%, 11/15/2022 (a)	4,452	4,436
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (a)	10,679	10,545
Series 2015-SFR2, Class D, 3.68%, 6/12/2032 ‡ (a)	5,000	4,972
Series 2015-SFR2, Class E, 4.43%, 6/12/2032 (a)	3,602	3,613
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (a)	3,154	3,210
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (a)	5,580	5,755
Series 2017-SFR2, Class D, 3.60%, 12/17/2034 ‡ (a)	1,529	1,496
Series 2017-SFR2, Class E, 4.14%, 12/17/2034 ‡ (a)	7,851	7,763
Series 2017-SFR2, Class F, 4.84%, 12/17/2034 ‡ (a)	4,133	4,157
Series 2018-SFR1, Class F, 4.78%, 3/17/2035 ‡ (a)	3,655	3,661
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/2023 (a)	1,561	1,561
Series 2017-2A, Class A, 2.41%, 9/15/2023 (a)	2,783	2,778
Series 2017-3A, Class B, 3.36%, 11/15/2023 (a)	16,866	16,737
Series 2018-1A, Class A, 3.11%, 6/17/2024 (a)	15,787	15,789
Purchasing Power Funding LLC Series 2018-A, Class D, 4.66%, 8/15/2022 ‡ (a)	6,610	6,598
RCM Fund 1 Issuer LLC Series 2017-1, Class A, 5.50%, 10/25/2021 ‡ (a)	10,300	10,300
RCO Trust Series 2016-SFR1, Class M1, 4.50%, 11/25/2051 ‡ (a) (n)	4,921	4,881
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	2,871	2,793
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	4,005	4,073
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	31,838	30,855
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (a)	11,175	11,158
Santander Drive Auto Receivables Trust
Series 2017-1, Class B, 2.10%, 6/15/2021	9,699	9,659
Series 2017-1, Class C, 2.58%, 5/16/2022	7,916	7,878
Series 2017-1, Class D, 3.17%, 4/17/2023	10,148	10,129
Series 2018-1, Class D, 3.32%, 3/15/2024	13,804	13,641
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 ‡ (a)	9,613	9,661
Santander Retail Auto Lease Trust
Series 2018-A, Class A2A, 2.71%, 10/20/2020 (a)	10,073	10,066
Series 2018-A, Class A3, 2.93%, 5/20/2021 (a)	11,980	11,961
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.46%, 1/25/2036 ‡ (c)	213	189
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 1/18/2022 (a)	509	509
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (a)	1,580	1,579
SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (a)	2,418	2,403
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 2.04%, 6/25/2037 ‡ (n)	1,213	869
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	827	811
Spirit Master Funding LLC Series 2017-1A, Class A, 4.36%, 12/20/2047 (a)	11,225	11,282
Springleaf Funding Trust
Series 2015-AA, Class C, 5.04%, 11/15/2024 ‡ (a)	5,808	5,802
Series 2015-AA, Class D, 6.31%, 11/15/2024 ‡ (a)	5,800	5,827
Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	11,450	11,371
Series 2016-AA, Class C, 4.72%, 11/15/2029 (a)	14,000	13,947

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Spruce ABS Trust Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡ (a)	9,290	9,386
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI, Class A2, 2.05%, 6/25/2037 ‡ (n)	1	1
TCF Auto Receivables Owner Trust Series 2016-1A, Class A3, 1.71%, 4/15/2021 (a)	9,647	9,600
Tesla Auto Lease Trust Series 2018-A, Class A, 2.32%, 12/20/2019 (a)	3,336	3,325
Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	2,214	2,218
Tricolor Auto Securitization Trust
Series 2018-1A, Class A, 5.05%, 12/15/2020 ‡ (a)	19,461	19,446
Series 2018-1A, Class B, 7.30%, 2/16/2021 ‡ (a)	8,600	8,595
Tricon American Homes Trust Series 2016-SFR1, Class C, 3.49%, 11/17/2033 ‡ (a)	3,083	3,042
U.S. Residential Opportunity Fund II Trust Series 2017-1II, Class A, 3.35%, 11/27/2037 ‡ (a) (c)	15,907	15,762
U.S. Residential Opportunity Fund IV Trust Series 2017-1III, Class A, 3.35%, 11/27/2037 ‡ (a) (c)	22,592	22,504
UAL Pass-Through Trust
Series 2007-1, 7.34%, 7/2/2019	340	350
Series 2007-1, 6.64%, 7/2/2022	1,003	1,058
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	579	590
Series A, Class A, 4.00%, 4/11/2026	4,165	4,164
Series 2016-1, Class AA, 3.10%, 7/7/2028	327	314
Series 2016-1, Class A, 3.45%, 7/7/2028	339	331
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,752	1,632
Series 2018-1, Class AA, 3.50%, 3/1/2030	17,995	17,619
Series 2018-1, Class A, 3.70%, 3/1/2030	1,290	1,269
United Auto Credit Securitization Trust
Series 2016-1, Class D, 4.68%, 7/15/2020 (a)	2,165	2,166
Series 2016-1, Class E, 7.10%, 5/16/2022 (a)	3,750	3,754
Series 2016-2, Class E, 5.50%, 1/10/2023 (a)	3,000	3,033
Upstart Securitization Trust
Series 2017-1, Class A, 2.64%, 6/20/2024 (a)	2,126	2,123
Series 2017-2, Class A, 2.51%, 3/20/2025 (a)	6,358	6,337
US Airways Pass-Through Trust
Series 2012-1, Class A, 5.90%, 10/1/2024	1,472	1,587
Series 2013-1, Class A, 3.95%, 11/15/2025	2,975	2,975
USASF Receivables LLC Series 2017-1, Class B, 7.63%, 9/15/2030 ‡ (a)	5,763	5,763
Verizon Owner Trust
Series 2016-2A, Class A, 1.68%, 5/20/2021 (a)	7,543	7,468
Series 2017-2A, Class A, 1.92%, 12/20/2021 (a)	12,976	12,799
Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (a)	31,246	31,170
Veros Automobile Receivables Trust
Series 2017-1, Class A, 2.84%, 4/17/2023 (a)	3,532	3,518
Series 2017-1, Class B, 3.98%, 4/17/2023 (a)	9,920	9,782
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (a)	9,300	9,300
VOLT LIV LLC
Series 2017-NPL1, Class A1, 3.50%, 2/25/2047 (a) (c)	947	947
Series 2017-NPL1, Class A2, 5.88%, 2/25/2047 ‡ (a) (c)	6,000	5,989
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25%, 5/25/2047 ‡ (a) (c)	2,236	2,221
VOLT LV LLC Series 2017-NPL2, Class A1, 3.50%, 3/25/2047 (a) (c)	3,646	3,637
VOLT LVI LLC Series 2017-NPL3, Class A1, 3.50%, 3/25/2047 (a) (c)	6,447	6,442
VOLT LVII LLC Series 2017-NPL4, Class A1, 3.38%, 4/25/2047 (a) (c)	3,740	3,730
VOLT LVIII LLC Series 2017-NPL5, Class A1, 3.38%, 5/28/2047 ‡ (a) (c)	4,541	4,534
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047 ‡ (a) (c)	24,003	23,882
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047 (a) (c)	3,577	3,554
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (a) (c)	21,696	21,672

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 ‡ (n)	16,836	16,637
VOLT XL LLC Series 2015-NP14, Class A1, 4.37%, 11/27/2045 ‡ (a) (c)	1,948	1,962
VOLT XXV LLC Series 2015-NPL8, Class A1, 3.50%, 6/26/2045 (a) (c)	2,997	2,994
Westgate Resorts LLC
Series 2014-1A, Class C, 5.50%, 12/20/2026 (a)	660	664
Series 2015-1A, Class B, 3.50%, 5/20/2027 ‡ (a)	1,461	1,455
Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	15,389	15,369
Series 2018-1A, Class B, 3.58%, 12/20/2031 (a)	11,533	11,484
Westlake Automobile Receivables Trust
Series 2016-2A, Class C, 2.83%, 5/17/2021 (a)	3,937	3,936
Series 2016-1A, Class E, 6.52%, 6/15/2022 ‡ (a)	3,260	3,331
Series 2017-1A, Class D, 3.46%, 10/17/2022 (a)	2,402	2,410
Series 2018-1A, Class D, 3.41%, 5/15/2023 (a)	3,150	3,136
Series 2017-1A, Class E, 5.05%, 8/15/2024 (a)	4,750	4,842
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	40,000	39,953
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3, 2.83%, 7/15/2021	11,571	11,548
Series 2018-A, Class A4, 2.94%, 5/15/2023	6,825	6,811

TOTAL ASSET-BACKED SECURITIES (Cost $2,396,431)		2,387,029

MORTGAGE-BACKED SECURITIES — 15.2%
FHLMC
Pool # 1G1861, ARM, 4.04%, 3/1/2036 (n)	59	63
Pool # 1J1380, ARM, 4.29%, 3/1/2036 (n)	96	103
Pool # 1J1393, ARM, 3.31%, 10/1/2036 (n)	97	101
Pool # 1J1657, ARM, 3.71%, 5/1/2037 (n)	30	31
Pool # 1Q0476, ARM, 3.57%, 10/1/2037 (n)	211	221
FHLMC Gold Pools, 15 Year, Single Family
Pool # E01481, 4.50%, 10/1/2018	8	8
Pool # J05944, 5.50%, 1/1/2021	117	119
Pool # G13821, 6.00%, 11/1/2021	23	23
Pool # G13385, 5.50%, 11/1/2023	61	63
Pool # G13603, 5.50%, 2/1/2024	34	35
Pool # G13805, 5.50%, 12/1/2024	188	194
Pool # G14252, 5.50%, 12/1/2024	185	191
Pool # J14494, 4.00%, 2/1/2026	1,180	1,216
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91025, 7.00%, 1/1/2027	130	137
Pool # G30591, 6.00%, 2/1/2028	846	930
Pool # D98914, 4.00%, 1/1/2032	4,343	4,509
FHLMC Gold Pools, 30 Year, Single Family
Pool # C80091, 6.50%, 1/1/2024	38	43
Pool # C80161, 7.50%, 6/1/2024	2	2
Pool # G00271, 7.00%, 9/1/2024	35	37
Pool # C80245, 7.50%, 10/1/2024	5	5
Pool # G00278, 7.00%, 11/1/2024	15	15
Pool # C00496, 7.50%, 2/1/2027	1	1
Pool # D81734, 7.00%, 8/1/2027	22	24
Pool # G00747, 8.00%, 8/1/2027	42	48
Pool # D86005, 7.00%, 2/1/2028	3	3
Pool # G02210, 7.00%, 12/1/2028	111	124
Pool # C21930, 6.00%, 2/1/2029	8	9
Pool # C00785, 6.50%, 6/1/2029	22	25
Pool # C30263, 7.00%, 8/1/2029	4	4
Pool # A27201, 6.50%, 3/1/2032	76	86
Pool # A13067, 4.00%, 9/1/2033	47	49
Pool # G60154, 5.00%, 2/1/2034	19,293	20,675

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # G60214, 5.00%, 7/1/2035	17,488	18,717
Pool # C02641, 7.00%, 10/1/2036	62	70
Pool # C02660, 6.50%, 11/1/2036	109	122
Pool # G06172, 5.50%, 12/1/2038	2,062	2,248
Pool # G06576, 5.00%, 9/1/2040	8,838	9,487
Pool # A96733, 4.50%, 2/1/2041	14,818	15,634
Pool # G06493, 4.50%, 5/1/2041	805	848
Pool # Q05956, 4.50%, 2/1/2042	1,980	2,075
Pool # Q11285, 3.50%, 9/1/2042	6,220	6,242
Pool # Q12174, 3.50%, 10/1/2042	6,721	6,751
Pool # G07239, 3.00%, 12/1/2042	5,946	5,817
Pool # Q13796, 3.50%, 12/1/2042	8,604	8,635
Pool # Q15767, 3.00%, 2/1/2043	5,743	5,612
Pool # Q33869, 4.00%, 6/1/2045	5,500	5,641
Pool # Q37784, 3.50%, 12/1/2045	4,003	4,004
Pool # Q39092, 4.00%, 2/1/2046	7,038	7,231
Pool # Q39412, 3.50%, 3/1/2046	2,762	2,763
Pool # Q40797, 3.50%, 5/1/2046	7,334	7,334
Pool # Q40905, 3.50%, 6/1/2046	1,022	1,021
Pool # Q40922, 3.50%, 6/1/2046	3,609	3,604
Pool # Q42079, 3.50%, 7/1/2046	1,487	1,484
Pool # Q41602, 3.50%, 7/1/2046	1,873	1,870
Pool # Q42657, 3.50%, 8/1/2046	13,188	13,170
Pool # Q42656, 4.00%, 8/1/2046	1,345	1,376
Pool # Q43241, 3.50%, 9/1/2046	14,573	14,548
Pool # Q43237, 4.00%, 9/1/2046	2,475	2,538
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	35	37
Pool # B90491, 7.50%, 1/1/2032	298	331
Pool # G20028, 7.50%, 12/1/2036	433	475
FHLMC Gold Pools, Other
Pool # U89009, 3.50%, 9/1/2032	1,100	1,113
Pool # U80074, 3.50%, 10/1/2032	4,018	4,064
Pool # U90690, 3.50%, 6/1/2042	3,329	3,335
Pool # U90975, 4.00%, 6/1/2042	860	887
Pool # U90230, 4.50%, 9/1/2042	3,401	3,580
Pool # U90281, 4.00%, 10/1/2042	2,202	2,271
Pool # U92021, 5.00%, 9/1/2043	3,998	4,337
Pool # U99076, 4.50%, 12/1/2043	6,849	7,233
Pool # U99084, 4.50%, 2/1/2044	5,667	5,986
Pool # U92996, 3.50%, 6/1/2045	952	954
Pool # U93026, 3.50%, 7/1/2045	1,429	1,432
Pool # U99134, 4.00%, 1/1/2046	6,172	6,362
Pool # U93155, 3.50%, 5/1/2046	993	995
Pool # U93158, 3.50%, 6/1/2046	1,373	1,375
Pool # U93172, 3.50%, 7/1/2046	1,308	1,310
Pool # U93167, 3.50%, 7/1/2046	1,000	999
FNMA
Pool # AM2292, ARM, 2.26%, 1/1/2023 (n)	3,557	3,556
Pool # 750285, ARM, 4.50%, 10/1/2033 (n)	19	20
Pool # 766610, ARM, 3.43%, 1/1/2034 (n)	87	92
Pool # 823660, ARM, 3.64%, 5/1/2035 (n)	114	119
Pool # 910181, ARM, 3.73%, 3/1/2037 (n)	102	106
Pool # 888304, ARM, 3.67%, 4/1/2037 (n)	12	12
Pool # 888750, ARM, 3.81%, 4/1/2037 (n)	136	143
Pool # 948208, ARM, 2.93%, 7/1/2037 (n)	75	78
Pool # 888620, ARM, 3.32%, 7/1/2037 (n)	69	72
FNMA, 10 Year, Single Family Pool # AD0672, 4.50%, 1/1/2020	57	57

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
FNMA, 15 Year, Single Family
Pool # 709877, 5.00%, 6/1/2018	—	(f)	—	(f)
Pool # 722477, 4.00%, 7/1/2018	2		2
Pool # 721545, 4.00%, 7/1/2018	1		1
Pool # 743183, 5.00%, 10/1/2018	5		6
Pool # 740462, 5.00%, 11/1/2018	7		7
Pool # 725993, 6.00%, 9/1/2019	—	(f)	—	(f)
Pool # 890129, 6.00%, 12/1/2021	38		39
Pool # 949379, 6.00%, 8/1/2022	40		41
Pool # 890231, 5.00%, 7/1/2025	272		284
FNMA, 20 Year, Single Family
Pool # 323361, 6.50%, 11/1/2018	7		8
Pool # MA0602, 3.50%, 12/1/2030	362		364
FNMA, 30 Year, Single Family
Pool # 70318, 9.00%, 1/1/2019	—	(f)	—	(f)
Pool # 50617, 8.00%, 8/1/2022	—	(f)	—	(f)
Pool # 250228, 9.00%, 4/1/2025	1		1
Pool # 328066, 8.50%, 10/1/2025	—	(f)	—	(f)
Pool # 313692, 8.50%, 12/1/2025	9		9
Pool # 365997, 7.50%, 10/1/2026	4		4
Pool # 250854, 7.50%, 3/1/2027	1		1
Pool # 251569, 7.00%, 3/1/2028	1		2
Pool # 420165, 6.50%, 4/1/2028	46		52
Pool # 455598, 5.50%, 12/1/2028	30		32
Pool # 517656, 5.50%, 7/1/2029	23		24
Pool # 252570, 6.50%, 7/1/2029	25		28
Pool # 517679, 6.50%, 7/1/2029	80		89
Pool # 323866, 6.50%, 8/1/2029	19		21
Pool # 995656, 7.00%, 6/1/2033	252		288
Pool # AL6168, 5.00%, 9/1/2033	8,856		9,455
Pool # 725229, 6.00%, 3/1/2034	1,445		1,591
Pool # AA0918, 5.50%, 9/1/2034	276		300
Pool # 735503, 6.00%, 4/1/2035	141		157
Pool # 745948, 6.50%, 10/1/2036	23		26
Pool # AL0379, 8.00%, 12/1/2036	1,858		2,157
Pool # AA8502, 6.00%, 8/1/2037	75		82
Pool # 995149, 6.50%, 10/1/2038	72		80
Pool # 995504, 7.50%, 11/1/2038	105		123
Pool # AC3237, 5.00%, 10/1/2039	832		895
Pool # AC4467, 4.50%, 12/1/2039	2,255		2,377
Pool # AE3095, 4.50%, 9/1/2040	2,036		2,147
Pool # AE1526, 4.50%, 9/1/2040	4,491		4,735
Pool # AL0038, 5.00%, 2/1/2041	7,856		8,431
Pool # AX5292, 5.00%, 1/1/2042	28,780		31,029
Pool # BM1065, 5.50%, 2/1/2042	13,139		14,251
Pool # AL2059, 4.00%, 6/1/2042	21,152		21,858
Pool # AB7575, 3.00%, 1/1/2043	5,954		5,821
Pool # AR6380, 3.00%, 2/1/2043	5,674		5,549
Pool # 890564, 3.00%, 6/1/2043	7,270		7,112
Pool # AT5907, 4.00%, 6/1/2043	13,145		13,577
Pool # AS0214, 3.50%, 8/1/2043	13,149		13,198
TBA, 4.00%, 9/25/2043 (k)	286,000		292,145
Pool # AL6848, 5.00%, 6/1/2044	3,746		4,043
Pool # BA2343, 4.00%, 9/1/2045	8,320		8,532
Pool # BA1210, 3.50%, 5/1/2046	2,073		2,071
Pool # BD1371, 3.50%, 6/1/2046	2,945		2,943
Pool # BC2969, 3.50%, 6/1/2046	1,045		1,045
Pool # BA7485, 3.50%, 6/1/2046	1,284		1,283
Pool # BC9368, 4.00%, 6/1/2046	7,181		7,339

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # BD1372, 4.00%, 6/1/2046	3,071	3,139
Pool # BA7492, 4.00%, 6/1/2046	1,927	1,969
Pool # BD2956, 3.50%, 7/1/2046	10,651	10,646
Pool # BD5456, 3.50%, 8/1/2046	6,563	6,559
Pool # BM1169, 4.00%, 9/1/2046	22,104	22,842
Pool # BE0280, 3.50%, 10/1/2046	6,059	6,057
Pool # AS8335, 4.50%, 11/1/2046	17,759	18,660
Pool # BM1906, 4.00%, 5/1/2047	17,948	18,423
Pool # AS9811, 5.00%, 6/1/2047	8,583	9,195
Pool # BH7565, 4.00%, 8/1/2047	27,299	27,999
Pool # BM3500, 4.00%, 9/1/2047	12,534	12,856
Pool # BH6687, 4.00%, 11/1/2047	12,404	12,695
Pool # BM3499, 4.00%, 12/1/2047	96,462	98,949
Pool # BE8347, 4.00%, 12/1/2047	7,290	7,463
Pool # BJ5254, 4.00%, 12/1/2047	14,450	14,780
Pool # BJ8238, 4.00%, 1/1/2048	17,139	17,581
Pool # BJ7311, 4.00%, 1/1/2048	52,101	53,445
Pool # BH6689, 4.00%, 1/1/2048	21,910	22,424
Pool # BJ8265, 4.00%, 1/1/2048	11,426	11,721
Pool # BK1008, 4.00%, 1/1/2048	3,140	3,223
Pool # BJ4617, 4.00%, 2/1/2048	12,374	12,704
Pool # BJ5772, 4.00%, 2/1/2048	15,940	16,351
Pool # BK1581, 4.00%, 2/1/2048	2,029	2,081
Pool # BM3665, 4.00%, 3/1/2048	29,750	30,621
Pool # BK1963, 4.00%, 3/1/2048	8,621	8,851
Pool # BJ5803, 4.00%, 3/1/2048	11,324	11,616
Pool # BE2789, 4.00%, 4/1/2048	7,296	7,485
Pool # BJ5781, 4.50%, 4/1/2048	27,978	29,411
FNMA, Other
Pool # 464019, 4.26%, 12/1/2019	3,469	3,542
Pool # AD0851, 4.37%, 2/1/2020	1,858	1,903
Pool # AE0134, 4.40%, 2/1/2020	3,000	3,066
Pool # 465973, 3.59%, 10/1/2020	1,455	1,478
Pool # 466430, 3.37%, 11/1/2020	1,676	1,695
Pool # 467950, 4.34%, 6/1/2021	5,742	5,953
Pool # 468564, 4.06%, 7/1/2021	1,240	1,277
Pool # 468958, 3.77%, 9/1/2021	1,000	1,027
Pool # 469612, 3.66%, 12/1/2021	1,475	1,507
Pool # 470622, 2.75%, 3/1/2022	1,366	1,351
Pool # AM2285, 2.41%, 1/1/2023	3,615	3,518
Pool # AM2255, 2.51%, 1/1/2023	3,790	3,704
Pool # AM2452, 2.44%, 2/1/2023	7,069	6,883
Pool # AM2859, 2.65%, 3/1/2023	3,900	3,828
Pool # AL3876, 2.77%, 6/1/2023	4,304	4,242
Pool # AM4170, 3.51%, 8/1/2023	15,000	15,262
Pool # AM5032, 3.64%, 12/1/2023	4,798	4,896
Pool # AM5079, 3.45%, 1/1/2024	5,071	5,134
Pool # AM5473, 3.76%, 3/1/2024	5,300	5,440
Pool # AN2363, 2.23%, 4/1/2024	3,888	3,694
Pool # AM6795, 3.05%, 9/1/2024	11,111	11,062
Pool # AM7552, 2.97%, 12/1/2024	18,190	17,999
Pool # AM7551, 2.97%, 12/1/2024	13,405	13,264
Pool # AM7290, 2.97%, 12/1/2024	4,110	4,068
Pool # AL6260, 3.09%, 12/1/2024	4,221	4,211
Pool # AM7682, 2.84%, 1/1/2025	5,890	5,777
Pool # AM7795, 2.92%, 1/1/2025	10,000	9,867
Pool # AN1302, 2.93%, 1/1/2025	4,176	4,107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AM8090, 2.48%, 2/1/2025	9,817	9,452
Pool # AM7514, 3.07%, 2/1/2025	29,120	28,968
Pool # AM8702, 2.73%, 4/1/2025	18,325	17,819
Pool # AM8674, 2.81%, 4/1/2025	18,640	18,218
Pool # AM8691, 2.64%, 6/1/2025	18,777	18,138
Pool # AN0287, 2.95%, 11/1/2025	5,000	4,904
Pool # AN0707, 3.13%, 2/1/2026	8,720	8,659
Pool # AN1222, 2.78%, 4/1/2026	7,000	6,759
Pool # AN1413, 2.49%, 5/1/2026	10,000	9,533
Pool # AN1503, 2.62%, 5/1/2026	5,806	5,594
Pool # AN1221, 2.81%, 5/1/2026	4,000	3,869
Pool # AN1497, 2.61%, 6/1/2026	10,122	9,650
Pool # AN2193, 2.53%, 7/1/2026	6,029	5,770
Pool # AN2689, 2.20%, 10/1/2026	6,500	6,030
Pool # AN4000, 3.00%, 12/1/2026	2,407	2,360
Pool # AL6937, 3.92%, 12/1/2026	4,989	5,190
Pool # AN4917, 3.13%, 3/1/2027	13,674	13,427
Pool # AM8854, 2.88%, 7/1/2027	11,707	11,276
Pool # AN6318, 3.18%, 8/1/2027	8,500	8,342
Pool # AN1449, 2.97%, 4/1/2028	6,883	6,672
Pool # AN2005, 2.73%, 7/1/2028	10,620	10,002
Pool # AN2497, 2.60%, 9/1/2028	4,225	3,949
Pool # AN2956, 2.44%, 10/1/2028	7,112	6,538
Pool # AN3080, 2.61%, 11/1/2028	14,080	13,102
Pool # AN3685, 2.69%, 12/1/2028	15,076	14,077
Pool # AN4004, 3.27%, 12/1/2028	8,615	8,483
Pool # AN4154, 3.17%, 1/1/2029	16,836	16,417
Pool # AN4349, 3.35%, 1/1/2029	8,606	8,530
Pool # AN4344, 3.37%, 1/1/2029	17,661	17,621
Pool # AN1872, 2.90%, 5/1/2029	3,892	3,706
Pool # AN5677, 3.25%, 6/1/2029	9,825	9,659
Pool # AN0198, 3.34%, 11/1/2030	4,174	4,119
Pool # AN1676, 2.99%, 5/1/2031	3,657	3,472
Pool # AN1953, 3.01%, 6/1/2031	1,984	1,896
Pool # AN1683, 3.03%, 6/1/2031	5,000	4,764
Pool # AN2308, 2.87%, 8/1/2031	9,417	8,949
Pool # AN2625, 2.50%, 10/1/2031	12,340	11,218
Pool # AN4118, 3.24%, 2/1/2032	9,190	8,866
Pool # AO7654, 3.50%, 5/1/2032	4,435	4,490
Pool # AO7057, 3.50%, 6/1/2032	1,937	1,961
Pool # AO7746, 3.50%, 6/1/2032	260	263
Pool # AO5230, 3.50%, 6/1/2032	3,308	3,350
Pool # AP0645, 3.50%, 7/1/2032	5,442	5,509
Pool # AO8038, 3.50%, 7/1/2032	4,420	4,475
Pool # AP0682, 3.50%, 7/1/2032	5,724	5,795
Pool # AP1314, 3.50%, 8/1/2032	4,877	4,937
Pool # AQ1534, 3.50%, 10/1/2032	1,420	1,437
Pool # AQ1607, 3.50%, 11/1/2032	1,116	1,130
Pool # 650236, 5.00%, 12/1/2032	15	15
Pool # AR7961, 3.50%, 3/1/2033	1,295	1,311
Pool # 868763, 6.50%, 4/1/2036	6	6
Pool # 886320, 6.50%, 7/1/2036	26	27
Pool # AO6757, 4.00%, 6/1/2042	4,900	5,036
Pool # MA1125, 4.00%, 7/1/2042	4,599	4,727
Pool # MA1213, 3.50%, 10/1/2042	16,504	16,516
Pool # MA1283, 3.50%, 12/1/2042	2,272	2,273
Pool # MA1328, 3.50%, 1/1/2043	8,025	8,031
Pool # MA1404, 3.50%, 4/1/2043	4,162	4,165

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # MA1462, 3.50%, 6/1/2043	2,335		2,345
Pool # MA1463, 3.50%, 6/1/2043	5,777		5,781
Pool # MA1510, 4.00%, 7/1/2043	4,774		4,907
Pool # MA1546, 3.50%, 8/1/2043	8,816		8,823
Pool # AU8840, 4.50%, 11/1/2043	2,531		2,659
Pool # AV2613, 4.50%, 11/1/2043	6,266		6,580
Pool # MA1711, 4.50%, 12/1/2043	4,512		4,741
Pool # AL6167, 3.50%, 1/1/2044	32,749		32,773
Pool # MA2346, 3.50%, 6/1/2045	1,236		1,236
Pool # MA2462, 4.00%, 11/1/2045	7,045		7,243
Pool # MA2482, 4.00%, 12/1/2045	7,065		7,263
Pool # MA2519, 4.00%, 1/1/2046	6,509		6,692
Pool # BC0784, 3.50%, 4/1/2046	891		892
Pool # MA2593, 4.00%, 4/1/2046	15,559		15,997
Pool # MA2631, 4.00%, 5/1/2046	18,857		19,380
Pool # MA2658, 3.50%, 6/1/2046	4,081		4,084
Pool # MA2690, 3.50%, 7/1/2046	9,782		9,789
GNMA I, 15 Year, Single Family Pool # 782933, 6.50%, 10/15/2023	87		92
GNMA I, 30 Year, Single Family
Pool # 299559, 10.00%, 11/15/2020	—	(f)	—	(f)
Pool # 313389, 7.25%, 9/15/2021	2		2
Pool # 314497, 7.25%, 1/15/2022	18		18
Pool # 316247, 9.00%, 1/15/2022	6		6
Pool # 297656, 7.50%, 10/15/2022	5		5
Pool # 376855, 7.00%, 2/15/2024	25		26
Pool # 389850, 7.00%, 4/15/2024	—	(f)	—	(f)
Pool # 380930, 7.00%, 4/15/2024	1		1
Pool # 780029, 9.00%, 11/15/2024	6		6
Pool # 405529, 8.50%, 11/15/2025	1		1
Pool # 430999, 7.50%, 7/15/2026	15		15
Pool # 780481, 7.00%, 12/15/2026	4		5
Pool # 442422, 7.50%, 2/15/2027	3		3
Pool # 460982, 7.00%, 11/15/2027	2		3
Pool # 427295, 7.25%, 1/15/2028	13		14
Pool # 460759, 6.50%, 2/15/2028	66		73
Pool # 781118, 6.50%, 10/15/2029	50		56
Pool # 783867, 6.00%, 8/15/2036	4,610		5,122
Pool # AS4934, 4.50%, 5/15/2046	2,819		2,987
Pool # AT7538, 4.00%, 7/15/2046	11,500		11,917
Pool # AT7652, 4.00%, 8/15/2046	7,342		7,608
GNMA II, 30 Year, Single Family
Pool # 2056, 7.50%, 8/20/2025	3		3
Pool # 2270, 8.00%, 8/20/2026	3		3
Pool # 2285, 8.00%, 9/20/2026	32		37
Pool # 2379, 8.00%, 2/20/2027	2		2
Pool # 2397, 8.00%, 3/20/2027	1		1
Pool # 2445, 8.00%, 6/20/2027	14		16
Pool # 2457, 7.50%, 7/20/2027	30		35
Pool # 2538, 8.00%, 1/20/2028	7		7
Pool # 2581, 8.00%, 4/20/2028	1		1
Pool # 2606, 8.00%, 6/20/2028	1		1
Pool # 2619, 8.00%, 7/20/2028	2		2
Pool # 2633, 8.00%, 8/20/2028	7		7
Pool # 2714, 6.50%, 2/20/2029	6		7
Pool # 4901, 8.00%, 9/20/2031	335		382
Pool # 5020, 7.50%, 5/20/2032	166		183
Pool # 738210, 7.00%, 6/20/2032	314		343
Pool # 738062, 6.00%, 11/20/2032	597		661

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 738059, 6.00%, 10/20/2033	173	188
Pool # 738049, 6.00%, 3/20/2035	519	575
Pool # 737987, 6.00%, 4/20/2036	676	759
Pool # 737975, 6.00%, 9/20/2036	84	91
Pool # 5034, 7.00%, 8/20/2038	158	174
Pool # 4245, 6.00%, 9/20/2038	144	159
Pool # 4930, 7.00%, 10/20/2038	537	618
Pool # 4964, 7.00%, 12/20/2038	133	143
Pool # 4872, 7.00%, 1/20/2039	537	606
Pool # 5072, 6.50%, 10/20/2039	193	211
Pool # 5218, 6.50%, 10/20/2039	270	298
Pool # AS8103, 3.50%, 6/20/2046	2,339	2,352
Pool # AS8104, 3.75%, 6/20/2046	2,001	2,034
Pool # AS8105, 4.00%, 6/20/2046	1,416	1,456
Pool # AS8106, 3.50%, 7/20/2046	3,093	3,109
Pool # AS8107, 3.75%, 7/20/2046	3,987	4,055
Pool # BB8791, 4.00%, 12/20/2047	9,954	10,321
Pool # BD6195, 4.00%, 1/20/2048	24,547	25,356
Pool # BG2382, 4.50%, 3/20/2048	3,847	4,051
Pool # BE9507, 4.50%, 3/20/2048	4,564	4,784
Pool # BA7568, 4.50%, 4/20/2048	31,494	33,263

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,088,865)		2,041,314

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.1%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 (a) (n)	24,120	22,355
Access PT Funding Trust Series 2016-1, 7.00%, 2/15/2023 ‡	9,357	9,352
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	2,985	2,948
Series 2016-FR14, Class A, 3.05%, 2/27/2048 (a) (n)	8,400	7,876
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 1.41%, 5/27/2021 (a) (n)	5,750	5,273
Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	6,901
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	8,600	5,897
Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	11,133
Series 2015-FR11, Class A705, 1.82%, 9/27/2044 (a) (n)	17,245	17,046
Series 2016-FR13, Class A, 1.68%, 8/27/2045 (a) (n)	16,500	14,365
Series 2014-FRR5, Class A714, PO, 1/27/2047 (a)	3,050	2,722
Series 2014-FRR5, Class AK37, 2.67%, 1/27/2047 (a) (n)	10,000	8,811
Series 2014-FRR8, Class A, 2.21%, 11/26/2047 (a) (n)	12,000	9,887
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	9,336
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030(a)	972	952
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	13,771
Series 2012-SHOW, Class E, 4.03%, 11/5/2036 (a) (n)	12,692	11,971
BCRR Trust
Series 2014-FRR1, Class A716, PO, 8/26/2047 (a)	21,000	18,007
Series 2014-FRR1, Class B716, PO, 8/26/2047 ‡ (a)	14,335	11,774
BWAY Mortgage Trust Series 2013-1515, Class F, 3.93%, 3/10/2033 ‡ (a) (n)	5,000	4,787
BXMT Ltd. Series 2017-FL1, Class D, 4.64%, 6/15/2035 ‡ (a) (n)	8,500	8,537
Capmark Mortgage Securities, Inc. Series 1998-C2, Class X, IO, 1.14%, 5/15/2035 ‡ (n)	8,750	10
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.59%, 12/11/2049 ‡ (a) (n)	1,572	5
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.75%, 12/15/2047 ‡ (a) (n)	5,000	5,069
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,174

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series 2006-GG7, Class AM, 5.75%, 7/10/2038 (n)	2,448	2,449
Series 2013-CR9, Class D, 4.26%, 7/10/2045 ‡ (a) (n)	7,000	6,007
Series 2012-CR2, Class XA, IO, 1.66%, 8/15/2045 ‡ (n)	21,508	1,212
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	8,090
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	6,937
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.04%, 1/15/2049 ‡ (a) (n)	13,084	—	(f)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESC, 4.24%, 10/15/2032 (a) (n)	19,159	18,942
Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	12,404
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	15,200	14,591
DBRR Re-REMIC Trust Series 2015-FRR1, Class B711, PO, 8/28/2045 (a)	7,715	7,289
DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.08%, 7/10/2044 ‡ (a) (n)	10,562	272
FHLMC Multifamily Structured Pass-Through Certificates
Series K708, Class X1, IO, 1.46%, 1/25/2019 (n)	65,814	373
Series KJ08, Class A2, 2.36%, 8/25/2022	5,067	4,977
Series KJ13, Class A2, 2.86%, 8/25/2022	13,930	13,862
Series KJ18, Class A2, 3.07%, 8/25/2022	8,633	8,660
Series KJ09, Class A2, 2.84%, 9/25/2022	5,121	5,081
Series KJ07, Class A2, 2.31%, 12/25/2022	20,000	19,435
Series KJ06, Class A, 2.27%, 1/25/2023	25,000	24,108
Series K037, Class A2, 3.49%, 1/25/2024	15,000	15,338
Series K038, Class A2, 3.39%, 3/25/2024	3,429	3,480
Series K727, Class AM, 3.04%, 7/25/2024	10,471	10,410
Series K048, Class A2, 3.28%, 6/25/2025 (n)	13,500	13,584
Series KS07, Class A2, 2.74%, 9/25/2025	21,600	20,833
Series KJ17, Class A2, 2.98%, 11/25/2025	12,710	12,547
Series K052, Class A2, 3.15%, 11/25/2025	3,791	3,773
Series KS06, Class A2, 2.72%, 7/25/2026	10,080	9,684
Series K061, Class AM, 3.44%, 11/25/2026 (n)	10,012	10,062
Series K065, Class A2, 3.24%, 4/25/2027	6,633	6,587
Series K065, Class AM, 3.33%, 5/25/2027	3,557	3,533
Series K069, Class A2, 3.19%, 9/25/2027 (n)	20,340	19,977
Series K070, Class A2, 3.30%, 11/25/2027 (n)	6,045	6,011
Series K073, Class A2, 3.35%, 1/25/2028	14,087	13,999
Series K152, Class A2, 3.08%, 1/25/2031	8,843	8,587
FNMA ACES
Series 2011-M4, Class A2, 3.73%, 6/25/2021	1,670	1,703
Series 2011-M8, Class A2, 2.92%, 8/25/2021	630	631
Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (n)	13,337	13,230
Series 2013-M7, Class A2, 2.28%, 12/27/2022	3,259	3,166
Series 2014-M3, Class A2, 3.46%, 1/25/2024 (n)	8,935	9,117
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (n)	8,909	8,809
Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,965	12,467
Series 2015-M3, Class A2, 2.72%, 10/25/2024	10,000	9,713
Series 2015-M7, Class A2, 2.59%, 12/25/2024	12,398	11,997
Series 2015-M2, Class A3, 3.05%, 12/25/2024 (n)	19,809	19,773
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (n)	11,700	11,523
Series 2015-M5, Class A1, 2.87%, 3/25/2025 (n)	20,269	19,750
Series 2015-M13, Class A2, 2.71%, 6/25/2025 (n)	1,808	1,758
Series 2016-M6, Class A2, 2.49%, 5/25/2026	9,100	8,593
Series 2016-M7, Class A2, 2.50%, 9/25/2026	10,328	9,686
Series 2017-M1, Class A2, 2.42%, 10/25/2026 (n)	10,660	9,939
Series 2017-M3, Class A2, 2.49%, 12/25/2026 (n)	17,000	15,972
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (n)	8,528	8,291
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (n)	10,260	9,984
Series 2018-M4, Class A2, 3.04%, 3/25/2028 (n)	11,282	11,037

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series 2018-M7, Class A2, 3.15%, 3/25/2028 (n)	30,256	29,382
Series 2017-M5, Class A2, 3.18%, 4/25/2029 (n)	9,077	8,839
Series 2018-M3, Class A2, 3.09%, 2/25/2030 (n)	7,528	7,252
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	13,079	12,602
FORT CRE LLC
Series 2016-1A, Class D, 7.81%, 5/21/2036 (a) (n)	17,000	17,135
Series 2016-1A, Class E, 9.96%, 5/21/2036 (a) (n)	11,503	11,604
FREMF Mortgage Trust
Series 2015-K718, Class C, 3.55%, 2/25/2022 (a) (n)	4,000	3,867
Series 2015-K720, Class B, 3.39%, 7/25/2022 ‡ (a) (n)	11,227	11,018
Series 2015-K720, Class C, 3.39%, 7/25/2022 ‡ (a) (n)	11,500	10,987
Series 2017-K727, Class C, 3.74%, 7/25/2024 (a) (n)	3,200	3,041
Series 2017-K68, Class B, 3.84%, 8/25/2027 (a) (n)	9,423	9,182
Series 2013-K25, Class C, 3.62%, 11/25/2045 (a) (n)	4,156	4,038
Series 2014-K38, Class C, 4.63%, 6/25/2047 (a) (n)	4,750	4,754
Series 2014-K39, Class C, 4.16%, 8/25/2047 ‡ (a) (n)	7,000	6,798
Series 2015-K721, Class B, 3.56%, 11/25/2047 (a) (n)	2,585	2,545
Series 2014-K40, Class C, 4.07%, 11/25/2047 ‡ (a) (n)	11,160	10,815
Series 2015-K45, Class B, 3.59%, 4/25/2048 ‡ (a) (n)	8,920	8,614
Series 2015-K46, Class C, 3.69%, 4/25/2048 ‡ (a) (n)	3,545	3,348
Series 2015-K48, Class B, 3.64%, 8/25/2048 ‡ (a) (n)	16,085	15,754
Series 2015-K51, Class B, 3.95%, 10/25/2048 ‡ (a) (n)	2,750	2,733
Series 2016-K55, Class B, 4.16%, 4/25/2049 (a) (n)	10,000	9,943
Series 2016-K56, Class B, 3.94%, 6/25/2049 (a) (n)	3,549	3,519
Series 2016-K722, Class B, 3.84%, 7/25/2049 (a) (n)	8,010	7,963
Series 2016-K59, Class B, 3.58%, 11/25/2049 ‡ (a) (n)	4,714	4,540
Series 2017-K63, Class B, 3.87%, 2/25/2050 (a) (n)	11,895	11,685
Series 2018-K74, Class B, 4.09%, 2/25/2051 (a) (n)	10,000	9,830
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class XA, IO, 1.30%, 6/5/2031 ‡ (a) (n)	20,000	198
GS Mortgage Securities Trust Series 2011-GC5, Class D, 5.40%, 8/10/2044 ‡ (a) (n)	5,000	4,880
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.02%, 8/12/2037 ‡ (a) (n)	23,222	7
Series 2006-CB15, Class X1, IO, 0.25%, 6/12/2043 ‡ (n)	11,494	13
Series 2010-C2, Class XA, IO, 1.57%, 11/15/2043 ‡ (a) (n)	5,036	147
Series 2005-LDP5, Class X1, IO, 0.00%, 12/15/2044 ‡ (a) (n)	12,596	—	(f)
Series 2006-LDP8, Class X, IO, 0.29%, 5/15/2045 ‡ (n)	440	1
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	2,000	2,012
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.28%, 12/27/2046 (a) (n)	5,000	4,403
Series 2014-FRR1, Class A707, 4.35%, 1/27/2047 (a)	6,400	6,358
Series 2015-FRR2, Class AK39, 2.97%, 8/27/2047 (a) (n)	7,000	6,299
Series 2014-FRR1, Class BK10, 2.54%, 11/27/2049 ‡ (a) (n)	6,875	6,587
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.52%, 12/12/2049 ‡ (a) (n)	2,655	—	(f)
Morgan Stanley Capital I Trust
Series 2007-HQ11, Class X, IO, 0.37%, 2/12/2044 ‡ (a) (n)	11,219	17
Series 2011-C3, Class A3, 4.05%, 7/15/2049	557	564
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class B, 0.25%, 7/27/2049 ‡ (a)	516	496
Series 2012-IO, Class AXA, 1.00%, 3/27/2051 (a)	344	342
PFP Ltd. (Cayman Islands) Series 2017-3, Class D, 5.42%, 1/14/2035 ‡ (a) (n)	6,500	6,544
RAIT Trust Series 2015-FL5, Class B, 5.83%, 1/15/2031 ‡ (a) (n)	1,885	1,885
TPG Real Estate Finance Ltd. (Cayman Islands) Series 2018-FL1, Class D, 4.64%, 2/15/2035 ‡ (a) (n)	7,750	7,748
UBS Commercial Mortgage Trust
Series 2012-C1, Class XA, IO, 2.07%, 5/10/2045 (a) (n)	7,401	481
Series 2012-C1, Class D, 5.54%, 5/10/2045 ‡ (a) (n)	9,459	9,322
Series 2017-C7, Class A4, 3.68%, 12/15/2050	14,700	14,603

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,191	2,184
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO, 1.34%, 5/10/2063 ‡ (a) (n)	12,513	553
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,560	1,576
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	5,291	5,226
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class XC, IO, 0.31%, 12/15/2043 ‡ (a) (n)	13,825	2
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class A3, 3.21%, 11/15/2050	9,000	8,653
Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	7,648
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK16, PO, 12/27/2043 (a)	12,000	10,342
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	2,500	2,573
Series 2013-C11, Class D, 4.27%, 3/15/2045 ‡ (a) (n)	6,640	6,258
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	12,837	12,692

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,099,844)		1,087,594

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
Acre
12/15/2020 ‡	17,350	17,350
Series 2017-B, 12/15/2020 ‡	12,400	12,400
Adjustable Rate Mortgage Trust Series 2005-5, Class 6A21, 2.19%, 9/25/2035 (n)	44	44
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	35	35
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	43	44
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	685	705
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	349	328
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,667	1,580
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	614	543
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	176	146
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (n)	36	36
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A, 4.50%, 11/25/2045 (a) (c)	521	522
Series 2015-1, Class M, 5.50%, 11/25/2045 ‡ (a) (c)	800	801
Series 2017-1, Class A3, 3.64%, 1/25/2047 (a) (n)	864	864
Aqua Finance Trust Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	9,618	9,451
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	42	42
Banc of America Funding Trust
Series 2005-E, Class 4A1, 3.68%, 3/20/2035 (n)	255	258
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,500	1,510
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	80	67
Banc of America Mortgage Trust
Series 2005-11, Class 15PO, PO, 12/25/2020 ‡	11	10
Series 2004-2, Class 2A4, 5.50%, 3/25/2034	56	56
Series 2004-F, Class 1A1, 3.77%, 7/25/2034 (n)	177	181
BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (n)	43	44
Bear Stearns ARM Trust Series 2003-7, Class 3A, 3.62%, 10/25/2033 (n)	67	67
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.22%, 3/25/2031 (n)	2	2
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 3.62%, 7/25/2037 (n)	1,290	1,313
CHL Mortgage Pass-Through Trust
Series 2004-J1, Class 2A1, 4.75%, 1/25/2019	13	13
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	28	28
Series 2004-J7, Class 2A2, 4.50%, 8/25/2019	165	166
Series 2004-3, Class A25, 5.75%, 4/25/2034	190	188
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	262	264
Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (n)	366	327

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	27		27
Citigroup Mortgage Loan Trust Series 2009-3, Class 5A2, 6.00%, 2/25/2037 (a) (n)	829		856
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO3, PO, 12/25/2018 ‡	1		1
Series 2004-UST1, Class A3, 3.59%, 8/25/2034 (n)	121		123
Series 2004-HYB4, Class AA, 2.29%, 12/25/2034 (n)	107		99
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7, Class 5A1, 4.75%, 8/25/2020	9		9
Series 2005-1, Class 1A16, 5.50%, 2/25/2035	183		185
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-29, Class 8A1, 6.00%, 11/25/2018	18		18
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	380		319
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	248		141
CVS Pass-Through Trust
8.35%, 7/10/2031 (a)	313		382
5.77%, 1/10/2033 (a)	395		421
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4APO, PO, 6/25/2035 ‡	42		37
DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	222		223
DT Asset Trust 5.84%, 12/16/2022 ‡	9,000		8,990
FHLMC - GNMA
Series 24, Class J, 6.25%, 11/25/2023	309		326
Series 23, Class KZ, 6.50%, 11/25/2023	45		48
Series 31, Class Z, 8.00%, 4/25/2024	50		54
FHLMC REMIC
Series 2636, Class Z, 4.50%, 6/15/2018	—	(f)	— (f	)
Series 2656, Class PE, 4.50%, 7/15/2018	4		4
Series 38, Class D, 9.50%, 5/15/2020	1		1
Series 84, Class F, 9.20%, 10/15/2020	1		1
Series 81, Class A, 8.13%, 11/15/2020	—	(f)	— (f	)
Series 109, Class I, 9.10%, 1/15/2021	—	(f)	— (f	)
Series 1316, Class Z, 8.00%, 6/15/2022	27		29
Series 1343, Class LB, 7.50%, 8/15/2022	9		9
Series 1351, Class TF, HB, 1,010.00%, 8/15/2022	—	(f)	3
Series 198, Class Z, 8.50%, 9/15/2022	—	(f)	— (f	)
Series 1456, Class Z, 7.50%, 1/15/2023	18		19
Series 1543, Class VN, 7.00%, 7/15/2023	136		145
Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (n)	47		8
Series 2033, Class K, 6.05%, 8/15/2023	181		190
Series 1577, Class PV, 6.50%, 9/15/2023	116		124
Series 1608, Class L, 6.50%, 9/15/2023	229		244
Series 3890, Class ET, 5.50%, 11/15/2023	201		209
Series 1630, Class PK, 6.00%, 11/15/2023	90		94
Series 1611, Class Z, 6.50%, 11/15/2023	225		240
Series 1628, Class LZ, 6.50%, 12/15/2023	183		192
Series 2756, Class NA, 5.00%, 2/15/2024	159		165
Series 1671, Class I, 7.00%, 2/15/2024	220		229
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (n)	16		20
Series 1695, Class G, HB, IF, 27.78%, 3/15/2024 (n)	19		24
Series 1710, Class GB, HB, IF, 41.85%, 4/15/2024 (n)	12		17
Series 2989, Class TG, 5.00%, 6/15/2025	290		305
Series 3005, Class ED, 5.00%, 7/15/2025	508		532
Series 4030, Class IL, IO, 3.50%, 4/15/2027	2,263		221
Series 4060, Class TB, 2.50%, 6/15/2027	4,000		3,714
Series 2022, Class PE, 6.50%, 1/15/2028	27		29
Series 2036, Class PG, 6.50%, 1/15/2028	151		164
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	28		3
Series 2091, Class PG, 6.00%, 11/15/2028	461		496
Series 2116, Class ZA, 6.00%, 1/15/2029	105		113
Series 2148, Class ZA, 6.00%, 4/15/2029	30		33
Series 2995, Class FT, 2.17%, 5/15/2029 (n)	145		144

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2530, Class SK, IF, IO, 6.18%, 6/15/2029 (n)	466		72
Series 2201, Class C, 8.00%, 11/15/2029	94		105
Series 3648, Class CY, 4.50%, 3/15/2030	901		949
Series 3737, Class DG, 5.00%, 10/15/2030	358		376
Series 2261, Class ZY, 7.50%, 10/15/2030	3		3
Series 2293, Class ZA, 6.00%, 3/15/2031	177		197
Series 2310, Class Z, 6.00%, 4/15/2031	24		26
Series 2313, Class LA, 6.50%, 5/15/2031	10		12
Series 2325, Class JO, PO, 6/15/2031	84		75
Series 2330, Class PE, 6.50%, 6/15/2031	241		266
Series 2410, Class QB, 6.25%, 2/15/2032	300		337
Series 2534, Class SI, IF, 16.07%, 2/15/2032 (n)	49		68
Series 2427, Class GE, 6.00%, 3/15/2032	864		958
Series 2430, Class WF, 6.50%, 3/15/2032	681		760
Series 2594, Class IV, IO, 7.00%, 3/15/2032	116		14
Series 2643, Class SA, HB, IF, 33.03%, 3/15/2032 (n)	26		47
Series 2466, Class DH, 6.50%, 6/15/2032	122		137
Series 2650, Class SO, PO, 12/15/2032	—	(f)	— (f	)
Series 4146, Class KI, IO, 3.00%, 12/15/2032	6,527		875
Series 2543, Class YX, 6.00%, 12/15/2032	355		390
Series 2557, Class HL, 5.30%, 1/15/2033	233		248
Series 2994, Class SC, IF, IO, 3.68%, 2/15/2033 (n)	206		1
Series 2586, IO, 6.50%, 3/15/2033	410		44
Series 2610, Class UI, IO, 6.50%, 5/15/2033	272		58
Series 2764, Class S, IF, 8.95%, 7/15/2033 (n)	49		55
Series 2656, Class AC, 6.00%, 8/15/2033	166		180
Series 2733, Class SB, IF, 6.28%, 10/15/2033 (n)	515		532
Series 3005, Class PV, IF, 9.71%, 10/15/2033 (n)	14		16
Series 2699, Class W, 5.50%, 11/15/2033	379		410
Series 2990, Class SL, IF, 17.46%, 6/15/2034 (n)	52		60
Series 3611, PO, 7/15/2034	91		78
Series 2845, Class QH, 5.00%, 8/15/2034	312		331
Series 2864, Class NS, IF, IO, 5.18%, 9/15/2034 (n)	237		9
Series 2912, Class EH, 5.50%, 1/15/2035	1,313		1,432
Series 3059, Class B, 5.00%, 2/15/2035	24		24
Series 2980, Class QB, 6.50%, 5/15/2035	37		41
Series 3031, Class BN, IF, 14.25%, 8/15/2035 (n)	403		540
Series 3117, Class EO, PO, 2/15/2036	176		150
Series 3134, PO, 3/15/2036	52		45
Series 3152, Class MO, PO, 3/15/2036	326		277
Series 3184, Class YO, PO, 3/15/2036	457		405
Series 3138, PO, 4/15/2036	61		54
Series 3187, Class Z, 5.00%, 7/15/2036	1,492		1,596
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (n)	33		37
Series 3201, Class IN, IF, IO, 4.33%, 8/15/2036 (n)	272		24
Series 3202, Class HI, IF, IO, 4.73%, 8/15/2036 (n)	1,281		182
Series 3855, Class AM, 6.50%, 11/15/2036	315		343
Series 3274, Class B, 6.00%, 2/15/2037	193		209
Series 3292, Class DO, PO, 3/15/2037	120		109
Series 3306, Class TC, IF, 4.13%, 4/15/2037 (n)	28		29
Series 3305, Class IW, IF, IO, 4.53%, 4/15/2037 (n)	440		44
Series 3306, Class TB, IF, 4.67%, 4/15/2037 (n)	32		34
Series 3331, PO, 6/15/2037	69		61
Series 3605, Class NC, 5.50%, 6/15/2037	923		1,004
Series 3747, Class HI, IO, 4.50%, 7/15/2037	68		1
Series 3383, Class OP, PO, 11/15/2037	132		112
Series 3409, Class DB, 6.00%, 1/15/2038	1,188		1,270
Series 3546, Class A, 3.21%, 2/15/2039 (n)	143		146
Series 3531, Class SM, IF, IO, 4.18%, 5/15/2039 (n)	79		5
Series 3827, Class BD, 4.00%, 8/15/2039	284		288

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 3572, Class JS, IF, IO, 4.88%, 9/15/2039 (n)	227		23
Series 3592, Class BZ, 5.00%, 10/15/2039	4,610		4,931
Series 3609, Class SA, IF, IO, 4.42%, 12/15/2039 (n)	863		106
Series 3610, Class CA, 4.50%, 12/15/2039	360		380
Series 3653, Class HJ, 5.00%, 4/15/2040	201		215
Series 3677, Class PB, 4.50%, 5/15/2040	3,377		3,597
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (n)	466		486
Series 4374, Class NC, 3.75%, 2/15/2046 (c)	3,550		3,596
FHLMC STRIPS
Series 186, PO, 8/1/2027	185		169
Series 262, Class 35, 3.50%, 7/15/2042	5,747		5,756
Series 279, Class 35, 3.50%, 9/15/2042	2,014		2,030
Series 323, Class 300, 3.00%, 1/15/2044	6,874		6,695
Series 334, Class 300, 3.00%, 8/15/2044	5,587		5,342
FHLMC Structured Pass-Through Securities Certificates Series T-76, Class 2A, 4.17%, 10/25/2037 (n)	475		480
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 3.36%, 9/25/2034 (n)	333		330
First Horizon Mortgage Pass-Through Trust
Series 2004-AR6, Class 2A1, 3.71%, 12/25/2034 (n)	251		257
Series 2004-AR7, Class 2A2, 3.72%, 2/25/2035 (n)	101		101
FNMA Grantor Trust
Series 2001-T12, IO, 0.52%, 8/25/2041 (n)	18,709		353
Series 2002-T4, IO, 0.40%, 12/25/2041 (n)	37,794		259
Series 2002-T4, Class A2, 7.00%, 12/25/2041	424		473
Series 2002-T4, Class A4, 9.50%, 12/25/2041	724		856
Series 2002-T19, Class A1, 6.50%, 7/25/2042	581		655
Series 2002-T16, Class A2, 7.00%, 7/25/2042	690		781
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	258		291
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	290		329
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	358		391
Series 2004-T3, Class 1IO4, IO, 0.58%, 2/25/2044 (n)	5,395		58
FNMA REMIC
Series 2003-64, Class KS, IF, 7.19%, 7/25/2018 (n)	—	(f)	— (f	)
Series 1989-72, Class E, 9.35%, 10/25/2019	4		4
Series 1989-98, Class H, 11.50%, 12/25/2019	—	(f)	— (f	)
Series 1990-1, Class D, 8.80%, 1/25/2020	1		1
Series 1990-110, Class H, 8.75%, 9/25/2020	—	(f)	— (f	)
Series 1990-117, Class E, 8.95%, 10/25/2020	1		1
Series 2001-4, Class PC, 7.00%, 3/25/2021	61		63
Series G-29, Class O, 8.50%, 9/25/2021	6		6
Series 1991-141, Class PZ, 8.00%, 10/25/2021	12		13
Series 1992-31, Class M, 7.75%, 3/25/2022	6		7
Series G92-30, Class Z, 7.00%, 6/25/2022	1		2
Series 1992-101, Class J, 7.50%, 6/25/2022	7		8
Series 1992-79, Class Z, 9.00%, 6/25/2022	6		7
Series G92-62, Class B, PO, 10/25/2022	7		6
Series 1995-4, Class Z, 7.50%, 10/25/2022	84		88
Series 1992-200, Class SK, HB, IF, 23.66%, 11/25/2022 (n)	78		96
Series 1997-37, Class SM, IF, IO, 6.04%, 12/25/2022 (n)	182		10
Series 2003-17, Class EQ, 5.50%, 3/25/2023	301		314
Series 1993-23, Class PZ, 7.50%, 3/25/2023	7		7
Series 1993-56, Class PZ, 7.00%, 5/25/2023	46		50
Series 1993-60, Class Z, 7.00%, 5/25/2023	28		29
Series 1993-79, Class PL, 7.00%, 6/25/2023	44		46
Series 1993-141, Class Z, 7.00%, 8/25/2023	88		94
Series 1993-149, Class M, 7.00%, 8/25/2023	39		42
Series 1993-205, Class H, PO, 9/25/2023	2		2
Series 1993-160, Class ZA, 6.50%, 9/25/2023	86		89
Series 1993-165, Class SA, IF, 14.79%, 9/25/2023 (n)	16		19

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1995-19, Class Z, 6.50%, 11/25/2023	310	345
Series 1993-255, Class E, 7.10%, 12/25/2023	16	17
Series 1993-247, Class SM, HB, IF, 27.23%, 12/25/2023 (n)	14	16
Series 1994-29, Class Z, 6.50%, 2/25/2024	144	153
Series 2009-17, Class AI, IO, 5.00%, 3/25/2024	32	1
Series 1994-65, Class PK, PO, 4/25/2024	23	22
Series 2009-23, Class MI, IO, 4.50%, 4/25/2024	107	3
Series 2010-43, Class CI, IO, 4.50%, 2/25/2025	38	—	(f)
Series 1997-20, Class D, 7.00%, 3/17/2027	126	137
Series 1997-11, Class E, 7.00%, 3/18/2027	29	32
Series 1997-27, Class J, 7.50%, 4/18/2027	13	15
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	3,176	340
Series 1997-42, Class EG, 8.00%, 7/18/2027	196	219
Series 1997-63, Class ZA, 6.50%, 9/18/2027	144	160
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	10,766	841
Series 1998-66, Class FB, 2.31%, 12/25/2028 (n)	142	143
Series 1999-47, Class JZ, 8.00%, 9/18/2029	301	342
Series 2000-8, Class Z, 7.50%, 2/20/2030	140	158
Series 2001-36, Class ST, IF, IO, 6.54%, 11/25/2030 (n)	166	31
Series 2001-14, Class Z, 6.00%, 5/25/2031	147	157
Series 2001-16, Class Z, 6.00%, 5/25/2031	191	211
Series 2001-72, Class SB, IF, IO, 5.54%, 12/25/2031 (n)	412	66
Series 2001-81, Class HE, 6.50%, 1/25/2032	811	901
Series 2002-19, Class SC, IF, 10.78%, 3/17/2032 (n)	69	81
Series 2002-56, Class PE, 6.00%, 9/25/2032	891	974
Series 2002-86, Class PG, 6.00%, 12/25/2032	682	751
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	7,371	921
Series 2003-25, Class KP, 5.00%, 4/25/2033	2,056	2,187
Series 2003-22, Class Z, 6.00%, 4/25/2033	407	431
Series 2003-47, Class PE, 5.75%, 6/25/2033	541	590
Series 2003-64, Class SX, IF, 8.98%, 7/25/2033 (n)	39	44
Series 2003-91, Class SD, IF, 9.23%, 9/25/2033 (n)	9	10
Series 2004-72, Class F, 2.46%, 9/25/2034 (n)	181	183
Series 2005-19, Class PB, 5.50%, 3/25/2035	3,000	3,349
Series 2009-89, Class A1, 5.41%, 5/25/2035	1,080	1,102
Series 2005-42, Class PS, IF, 12.10%, 5/25/2035 (n)	16	18
Series 2005-51, Class MO, PO, 6/25/2035	16	15
Series 2005-53, Class CS, IF, IO, 4.74%, 6/25/2035(n)	1,015	98
Series 2005-65, Class KO, PO, 8/25/2035	116	97
Series 2005-72, Class WS, IF, IO, 4.79%, 8/25/2035 (n)	477	49
Series 2005-84, Class XM, 5.75%, 10/25/2035	207	224
Series 2005-90, Class ES, IF, 11.98%, 10/25/2035 (n)	86	104
Series 2005-97, Class B, 5.50%, 11/25/2035	88	88
Series 2005-106, Class US, IF, 17.38%, 11/25/2035 (n)	88	114
Series 2006-9, Class KZ, 6.00%, 3/25/2036	370	407
Series 2006-22, Class AO, PO, 4/25/2036	211	186
Series 2006-27, Class OB, PO, 4/25/2036	1,228	1,001
Series 2006-27, Class OH, PO, 4/25/2036	100	89
Series 2006-20, Class IB, IF, IO, 4.63%, 4/25/2036 (n)	362	45
Series 2011-19, Class ZY, 6.50%, 7/25/2036	322	361
Series 2006-77, Class PC, 6.50%, 8/25/2036	430	474
Series 2006-110, PO, 11/25/2036	197	167
Series 2006-128, PO, 1/25/2037	175	150
Series 2007-10, Class Z, 6.00%, 2/25/2037	152	168
Series 2007-22, Class SC, IF, IO, 4.12%, 3/25/2037 (n)	106	7
Series 2007-54, Class IB, IF, IO, 4.45%, 6/25/2037 (n)	5,943	912
Series 2008-93, Class AM, 5.50%, 6/25/2037	129	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	55	7
Series 2007-109, Class YI, IF, IO, 4.49%, 12/25/2037 (n)	3,030	273
Series 2008-91, Class SI, IF, IO, 4.04%, 3/25/2038 (n)	1,197	108
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (n)	1,177	246
Series 2011-22, Class MA, 6.50%, 4/25/2038	391	410
Series 2008-62, Class SM, IF, IO, 4.24%, 7/25/2038 (n)	896	124
Series 2009-29, Class LA, 1.28%, 5/25/2039 (n)	561	508
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	426	92
Series 2009-112, Class ST, IF, IO, 4.29%, 1/25/2040 (n)	667	87
Series 2009-112, Class SW, IF, IO, 4.29%, 1/25/2040 (n)	439	55
Series 2010-10, Class NT, 5.00%, 2/25/2040	1,381	1,471
Series 2010-49, Class SC, IF, 8.74%, 3/25/2040 (n)	339	372
Series 2010-35, Class SB, IF, IO, 4.46%, 4/25/2040 (n)	805	102
Series 2010-129, Class PZ, 4.50%, 11/25/2040	3,042	3,083
Series 2011-126, Class KB, 4.00%, 12/25/2041	11,439	11,866
Series 2016-33, Class JA, 3.00%, 7/25/2045	21,398	21,172
Series 2016-38, Class NA, 3.00%, 1/25/2046	15,989	15,828
Series 2007-71, Class GZ, 6.00%, 7/25/2047	190	203
FNMA REMIC Trust
Series 2002-W7, Class IO1, IO, 0.90%, 6/25/2029 (n)	7,294	196
Series 2004-W6, Class 3A4, 6.50%, 7/25/2034	17	17
Series 2001-W3, Class A, 7.00%, 9/25/2041 (n)	303	320
Series 2002-W10, IO, 0.90%, 8/25/2042 (n)	3,228	78
Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (n)	124	141
Series 2004-W11, Class 1IO1, IO, 0.36%, 5/25/2044 (n)	16,543	206
FNMA STRIPS
Series 348, Class 30, IO, 5.50%, 12/25/2018	12	—	(f)
Series 348, Class 31, IO, 5.50%, 12/25/2018 (n)	8	—	(f)
Series 356, Class 42, IO, 5.50%, 12/25/2019	43	1
Series 203, Class 2, IO, 8.00%, 2/25/2023	700	90
Series 266, Class 2, IO, 7.50%, 8/25/2024	120	16
Series 313, Class 1, PO, 6/25/2031	866	756
Series 380, Class S36, IF, IO, 5.94%, 7/25/2037 (n)	220	45
Series 383, Class 68, IO, 6.50%, 9/25/2037	128	27
Series 383, Class 86, IO, 7.00%, 9/25/2037 (n)	75	18
Series 383, Class 69, IO, 6.50%, 10/25/2037 (n)	186	39
FNMA Trust
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	16	17
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	198	212
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	284	307
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	487	548
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	80	90
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	202	230
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	318	346
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	32	32
Series 2005-AR3, Class 3A4, 3.84%, 6/19/2035 (n)	136	134
GNMA
Series 1997-7, Class ZA, 9.00%, 5/16/2027	54	54
Series 2014-60, Class W, 4.29%, 2/20/2029 (n)	2,093	2,121
Series 2000-9, Class Z, 8.00%, 6/20/2030	116	133
Series 2002-4, Class TD, 7.00%, 1/20/2032	978	1,120
Series 2002-13, Class QA, IF, IO, 6.12%, 2/16/2032 (n)	520	6
Series 2002-47, Class HM, 6.00%, 7/16/2032	15	16
Series 2002-84, Class PH, 6.00%, 11/16/2032	763	834
Series 2008-29, PO, 2/17/2033	43	41
Series 2003-18, Class PG, 5.50%, 3/20/2033	796	875
Series 2003-52, Class SB, IF, 8.17%, 6/16/2033 (n)	98	107
Series 2003-101, Class SK, IF, IO, 4.63%, 10/17/2033 (n)	1,411	189
Series 2004-2, Class SA, IF, 13.54%, 1/16/2034 (n)	239	325

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2004-19, Class KE, 5.00%, 3/16/2034	3,136	3,396
Series 2004-73, Class AE, IF, 10.87%, 8/17/2034 (n)	13	14
Series 2004-86, Class SP, IF, IO, 4.15%, 9/20/2034 (n)	716	68
Series 2004-90, Class SI, IF, IO, 4.15%, 10/20/2034 (n)	560	75
Series 2010-31, Class SK, IF, IO, 4.15%, 11/20/2034 (n)	366	44
Series 2004-105, Class SN, IF, IO, 4.15%, 12/20/2034 (n)	1,261	107
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	91	21
Series 2006-23, Class S, IF, IO, 4.55%, 1/20/2036 (n)	552	14
Series 2006-26, Class S, IF, IO, 4.55%, 6/20/2036 (n)	934	137
Series 2006-33, Class PK, 6.00%, 7/20/2036	282	311
Series 2009-81, Class A, 5.75%, 9/20/2036	181	197
Series 2007-7, Class EI, IF, IO, 4.25%, 2/20/2037 (n)	1,395	170
Series 2007-9, Class CI, IF, IO, 4.25%, 3/20/2037 (n)	768	98
Series 2007-17, Class JO, PO, 4/16/2037	91	78
Series 2007-16, Class KU, IF, IO, 4.70%, 4/20/2037 (n)	1,019	123
Series 2007-22, Class PK, 5.50%, 4/20/2037	1,050	1,167
Series 2007-26, Class SC, IF, IO, 4.25%, 5/20/2037 (n)	315	36
Series 2007-24, Class SA, IF, IO, 4.56%, 5/20/2037 (n)	1,368	182
Series 2009-16, Class SJ, IF, IO, 4.85%, 5/20/2037 (n)	1,291	167
Series 2008-34, Class OC, PO, 6/20/2037	226	183
Series 2009-106, Class XL, IF, IO, 4.80%, 6/20/2037 (n)	527	44
Series 2009-79, Class OK, PO, 11/16/2037	226	200
Series 2007-67, Class SI, IF, IO, 4.56%, 11/20/2037 (n)	268	31
Series 2008-40, Class SA, IF, IO, 4.47%, 5/16/2038 (n)	1,030	137
Series 2008-40, Class PS, IF, IO, 4.57%, 5/16/2038 (n)	499	54
Series 2009-77, Class CS, IF, IO, 5.07%, 6/16/2038 (n)	582	45
Series 2008-50, Class SA, IF, IO, 4.28%, 6/20/2038 (n)	2,048	204
Series 2008-49, Class PH, 5.25%, 6/20/2038	1,436	1,525
Series 2008-55, Class PL, 5.50%, 6/20/2038	1,323	1,445
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	588	113
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	293	59
Series 2009-72, Class SM, IF, IO, 4.32%, 8/16/2039 (n)	543	67
Series 2010-4, Class SB, IF, IO, 4.57%, 8/16/2039 (n)	340	12
Series 2010-14, Class QP, 6.00%, 12/20/2039	13	13
Series 2010-157, Class OP, PO, 12/20/2040	545	446
Series 2015-157, Class GA, 3.00%, 1/20/2045	1,342	1,322
Series 2012-H11, Class FA, 2.58%, 2/20/2062 (n)	8,259	8,327
Series 2012-H18, Class FA, 2.43%, 8/20/2062 (n)	2,057	2,068
Series 2013-H04, Class BA, 1.65%, 2/20/2063	3,776	3,717
Series 2013-H20, Class FB, 2.88%, 8/20/2063 (n)	6,991	7,096
Series 2013-H23, Class FA, 3.18%, 9/20/2063 (n)	8,767	8,971
Series 2015-H02, Class HA, 2.50%, 1/20/2065	7,051	6,804
Series 2015-H04, Class FL, 2.35%, 2/20/2065 (n)	9,424	9,457
Series 2015-H23, Class FB, 2.40%, 9/20/2065 (n)	7,829	7,878
Series 2015-H32, Class FH, 2.54%, 12/20/2065 (n)	6,799	6,885
Series 2016-H16, Class FD, 2.11%, 6/20/2066 (n)	12,000	12,148
Series 2016-H17, Class FC, 2.71%, 8/20/2066 (n)	7,542	7,664
Series 2016-H23, Class F, 2.63%, 10/20/2066 (n)	19,217	19,461
Series 2016-H26, Class FC, 2.88%, 12/20/2066 (n)	18,728	19,189
Series 2017-H08, Class XI, IO, 2.08%, 3/20/2067 (n)	23,978	3,211
Series 2017-H08, Class FC, 2.48%, 3/20/2067 (n)	30,048	30,314
Series 2017-H11, Class XI, IO, 2.42%, 5/20/2067 (n)	64,251	8,018
Series 2017-H14, Class XI, IO, 1.73%, 6/20/2067 (n)	24,896	2,644
Series 2017-H14, Class AI, IO, 2.13%, 6/20/2067 (n)	36,159	4,113
Series 2017-H23, Class FA, 2.36%, 10/20/2067 (n)	36,157	36,336
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	17,298	17,002
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	139	143

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	186	191
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	172	184
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	82	84
Series 2005-5F, Class 8A1, 2.46%, 6/25/2035 (n)	31	30
Series 2005-5F, Class 8A3, 2.46%, 6/25/2035 (n)	18	17
Series 2007-2F, Class 2A7, 5.75%, 2/25/2037	128	150
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (a) (c)	11,950	12,058
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (a)	9,419	8,843
Impac CMB Trust
Series 2004-10, Class 3A1, 2.66%, 3/25/2035 (n)	661	618
Series 2004-10, Class 3A2, 2.76%, 3/25/2035 (n)	411	384
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	10	10
JP Morgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	169	163
Series 2006-A2, Class 5A3, 3.59%, 11/25/2033 (n)	235	239
Series 2006-A2, Class 4A1, 3.84%, 8/25/2034 (n)	299	302
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	282	282
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	541	534
Series 2007-A1, Class 5A2, 3.69%, 7/25/2035 (n)	92	94
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 3.82%, 4/21/2034 (n)	72	74
MASTR Alternative Loan Trust
Series 2003-7, Class 4A3, 8.00%, 11/25/2018	10	10
Series 2003-9, Class 5A1, 4.50%, 12/25/2018	9	9
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	54	55
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	43	43
Series 2004-11, Class 8A3, 5.50%, 10/25/2019	19	19
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	4	4
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	54	56
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	416	426
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	512	517
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	52	43
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	40	41
MASTR Asset Securitization Trust
Series 2003-11, Class 3A1, 4.50%, 12/25/2018	3	3
Series 2003-11, Class 10A1, 5.00%, 12/25/2018	1	1
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	1	1
Series 2004-6, Class 4A1, 5.00%, 7/25/2019	8	8
Series 2004-6, Class 3A1, 5.25%, 7/25/2019	13	13
Series 2004-8, PO, 8/25/2019 ‡	4	3
Series 2004-10, Class 1A1, 4.50%, 10/25/2019	4	4
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	109	109
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (a)	38	31
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 2.42%, 7/25/2029 (n)	218	215
Series 2004-D, Class A3, 3.36%, 9/25/2029 (n)	117	116
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.67%, 4/25/2034 (n)	373	393
Series 2004-7AR, Class 2A6, 3.58%, 9/25/2034 (n)	152	156
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (n)	161	162
NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	65	65
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	94	95
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	158	166
RALI Trust
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	17	17
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	56	56
Series 2005-QS5, Class A4, 5.75%, 4/25/2035	2,152	2,035

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
RCO Trust Series 2017-INV1, Class A, 3.20%, 11/25/2052 (a) (n)	18,813	18,800
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	47	47
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	128	110
RFMSI Trust
Series 2005-SA4, Class 1A1, 3.52%, 9/25/2035 (n)	128	115
Series 2006-S1, Class 1A8, 5.75%, 1/25/2036	1,202	1,155
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	36	36
Sequoia Mortgage Trust Series 2004-8, Class A2, 2.84%, 9/20/2034 (n)	634	625
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 3.75%, 10/25/2034 (n)	287	288
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 3.65%, 12/25/2033 (n)	138	139
Series 2003-37A, Class 1A, 3.80%, 12/25/2033 (n)	1,267	1,260
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 3.63%, 9/25/2033 (n)	1,547	1,559
Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	197	201
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	403	435
Series 1998-1, Class 2E, 7.00%, 3/15/2028	1,063	1,181
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	152	168
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-CB2, Class 7A, 5.50%, 8/25/2019	25	25
Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	37	37
Series 2002-S8, Class 2A7, 5.25%, 1/25/2033	6	6
Series 2003-AR8, Class A, 3.25%, 8/25/2033 (n)	231	234
Series 2003-AR9, Class 1A6, 3.36%, 9/25/2033 (n)	153	156
Series 2004-AR3, Class A1, 3.95%, 6/25/2034 (n)	69	71
Series 2004-AR3, Class A2, 3.95%, 6/25/2034 (n)	641	654
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	632	656
Series 2004-AR11, Class A, 3.29%, 10/25/2034 (n)	562	564
Series 2005-AR2, Class 2A21, 2.29%, 1/25/2045 (n)	75	74
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	698	673
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	382	414
Wells Fargo Mortgage Backed Securities Trust Series 2004-K, Class 1A2, 3.58%, 7/25/2034 (n)	224	228
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-D, Class A1, 3.76%, 2/25/2033 (n)	323	321
Series 2003-M, Class A1, 3.73%, 12/25/2033 (n)	113	115
Series 2004-B, Class A1, 3.74%, 2/25/2034 (n)	78	79
Series 2005-AR16, Class 2A1, 3.81%, 2/25/2034 (n)	431	441
Series 2004-Q, Class 2A2, 3.58%, 9/25/2034 (n)	88	88
Series 2004-Q, Class 1A3, 3.60%, 9/25/2034 (n)	29	29
Series 2004-U, Class A1, 3.82%, 10/25/2034 (n)	410	413
Series 2004-EE, Class 3A1, 3.92%, 12/25/2034 (n)	93	97
Series 2004-EE, Class 3A2, 3.92%, 12/25/2034 (n)	129	133
Series 2004-DD, Class 2A8, 3.77%, 1/25/2035 (n)	63	65
Series 2005-AR3, Class 1A1, 3.86%, 3/25/2035 (n)	1,838	1,891
Series 2005-9, Class 2A10, 5.25%, 10/25/2035	2,175	2,180

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $510,452)		509,637

FOREIGN GOVERNMENT SECURITIES — 1.4%
Arab Republic of Egypt (Egypt)
5.88%, 6/11/2025 (j)	800	779
7.50%, 1/31/2027 (j)	2,000	2,080
Bonos de la Nacion Argentina con Ajuste por CER (Argentina) 4.00%, 3/6/2020 ARS	25,696	1,023
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024 (j)	2,200	2,164

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Federal Republic of Nigeria (Nigeria)
6.75%, 1/28/2021 (j)		1,550	1,602
6.50%, 11/28/2027 (a)		1,030	1,015
7.14%, 2/23/2030 (j)		4,915	4,909
7.70%, 2/23/2038 (a)		1,700	1,700
7.63%, 11/28/2047 (a)		1,040	1,022
Federative Republic of Brazil (Brazil) 8.25%, 1/20/2034		775	920
Former Yugoslav Republic of Macedonia (Macedonia, the Former Yugoslav Republic of) 2.75%, 1/18/2025 (a)	EUR	423	483
Government of Bermuda (Bermuda) 3.72%, 1/25/2027 (j)		2,350	2,216
Government of Dominican Republic (Dominican Republic)
6.88%, 1/29/2026 (j)		2,080	2,204
5.95%, 1/25/2027 (j)		1,700	1,705
Israel Government AID Bond (Israel) 5.50%, 9/18/2033		2,000	2,503
Kingdom of Bahrain (Bahrain)
5.50%, 3/31/2020 (j)		1,000	984
6.13%, 7/5/2022 (j)		2,706	2,598
Mongolia Government International Bond (Mongolia)		2,703	3,041
10.88%, 4/6/2021 (j)
5.63%, 5/1/2023 (a)		440	426
Oman Government International Bond (Oman)
5.38%, 3/8/2027 (j)		1,900	1,833
6.50%, 3/8/2047 (j)		2,197	2,057
6.75%, 1/17/2048 (a)		1,687	1,605
Paraguay Government International Bond (Paraguay) 4.70%, 3/27/2027 (j)		700	683
Province of Alberta (Canada) 3.30%, 3/15/2028		24,500	24,461
Province of Manitoba (Canada) 2.13%, 6/22/2026		1,250	1,142
Province of Nova Scotia (Canada) 9.25%, 3/1/2020		655	724
Province of Quebec (Canada)
7.13%, 2/9/2024		2,220	2,653
6.35%, 1/30/2026		300	354
Provincia de Buenos Aires (Argentina) 9.95%, 6/9/2021 (j)		4,050	4,253
Provincia de Cordoba (Argentina)
7.13%, 6/10/2021 (j)		150	149
7.45%, 9/1/2024 (a)		690	668
7.13%, 8/1/2027 (a)		730	653
Provincia de Mendoza Argentina (Argentina) 8.38%, 5/19/2024 (j)		1,350	1,330
Republic of Angola (Angola)
7.00%, 8/17/2019 (j)		78	79
9.50%, 11/12/2025 (j)		2,700	3,024
8.25%, 5/9/2028 (a)		3,790	3,913
9.38%, 5/8/2048 (a)		3,600	3,816
Republic of Argentina (Argentina)
6.88%, 4/22/2021		3,030	3,045
8.28%, 12/31/2033		1,038	1,041
7.63%, 4/22/2046		1,000	884
6.88%, 1/11/2048		340	278
Republic of Armenia (Armenia) 7.15%, 3/26/2025 (j)		2,200	2,343
Republic of Belarus (Belarus)
6.88%, 2/28/2023 (j)		1,300	1,365
7.63%, 6/29/2027 (j)		2,695	2,884
Republic of Colombia (Colombia)
10.38%, 1/28/2033		370	565
5.00%, 6/15/2045		6,050	5,851
Republic of Costa Rica (Costa Rica)
4.38%, 4/30/2025 (j)		666	604
7.00%, 4/4/2044 (j)		4,680	4,475
Republic of Cote d’Ivoire (Ivory Coast)
6.63%, 3/22/2048 (j)	EUR	1,200	1,382
6.63%, 3/22/2048 (a)	EUR	720	829
Republic of Croatia (Croatia) 6.00%, 1/26/2024 (j)		1,486	1,592
Republic of El Salvador (El Salvador)
7.38%, 12/1/2019 (j)		1,141	1,172
7.75%, 1/24/2023 (j)		1,210	1,269
7.65%, 6/15/2035 (j)		4,074	4,043
7.63%, 2/1/2041 (j)		5,789	5,702
Republic of Ghana (Ghana) 8.13%, 1/18/2026 (j)		1,900	1,997
Republic of Honduras (Honduras) 7.50%, 3/15/2024 (j)		2,150	2,295
Republic of Hungary (Hungary)
5.38%, 2/21/2023		600	638
5.75%, 11/22/2023		4,680	5,066
5.38%, 3/25/2024		670	715
Republic of Iraq (Iraq)
6.75%, 3/9/2023 (j)		1,767	1,774
5.80%, 1/15/2028 (j)		1,471	1,386
Republic of Kazakhstan (Kazakhstan) 4.88%, 10/14/2044 (j)		2,170	2,135
Republic of Kenya (Kenya)
7.25%, 2/28/2028(a)		1,280	1,285
8.25%, 2/28/2048 (a)		710	704
Republic of Lebanon (Lebanon) 5.15%, 6/12/2018 (j)		775	774
Republic of Pakistan (Pakistan) 7.25%, 4/15/2019 (j)		2,108	2,132
Republic of Panama (Panama)
8.88%, 9/30/2027		420	570
9.38%, 4/1/2029		226	318
6.70%, 1/26/2036		430	528
Republic of Paraguay (Paraguay)
5.00%, 4/15/2026 (j)		1,500	1,526
6.10%, 8/11/2044 (j)		5,386	5,555
Republic of Peru (Peru) 5.63%, 11/18/2050		55	64
Republic of Romania (Romania) 6.75%, 2/7/2022 (j)		990	1,079
Republic of Senegal (Senegal) 6.75%, 3/13/2048 (a)		2,420	2,178
Republic of Serbia (Serbia)
4.88%, 2/25/2020 (j)		600	607
7.25%, 9/28/2021 (j)		2,200	2,401

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Republic of South Africa (South Africa)
7.25%, 1/15/2020	ZAR	13,700	1,073
4.30%, 10/12/2028		600	547
5.38%, 7/24/2044		400	367
5.65%, 9/27/2047		1,500	1,425
8.75%, 2/28/2048	ZAR	18,100	1,317
Republic of Sri Lanka (Sri Lanka)
6.25%, 10/4/2020 (j)		3,750	3,825
5.88%, 7/25/2022 (j)		400	399
5.75%, 4/18/2023 (a)		1,570	1,552
Republic of Ukraine (Ukraine) 7.75%, 9/1/2020 (j)		4,000	4,120
Republic of Uruguay (Uruguay)
9.88%, 6/20/2022 (a)	UYU	4,199	136
5.10%, 6/18/2050		2,930	2,904
4.98%, 4/20/2055		1,380	1,330
Ukreximbank Via Biz Finance plc (Ukraine) 9.63%, 4/27/2022 (j)		1,650	1,708
United Mexican States (Mexico)
3.75%, 1/11/2028		376	353
4.60%, 1/23/2046		1,350	1,218

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $189,226)			184,096

U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC DN, 3.41%, 3/15/2031 (m)		12,900	8,444
FNMA
6.25%, 5/15/2029		385	494
DN, 4.01%, 5/15/2030 (m)		1,275	848
5.63%, 7/15/2037		1,500	2,001
New Valley Generation II 5.57%, 5/1/2020		108	112
Resolution Funding Corp. STRIPS
2.02%, 7/15/2020 (m)		29,438	27,875
1.86%, 10/15/2020 (m)		2,770	2,604
1.40%, 1/15/2021 (m)		1,850	1,727
DN, 2.95%, 1/15/2026 (m)		495	390
DN, 2.72%, 10/15/2027 (m)		440	326
3.29%, 4/15/2030 (m)		20,500	13,818
Tennessee Valley Authority
5.88%, 4/1/2036		3,713	4,916
4.63%, 9/15/2060		902	1,088
Tennessee Valley Authority STRIPS
DN, 7.05%, 11/1/2025 (m)		500	393

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $64,718)			65,036

MUNICIPAL BONDS — 0.1% (o)
California — 0.1%
Education — 0.0% (b)
University of California Series AD, Rev., 4.86%, 5/15/2112		774	814

General Obligation — 0.1%
State of California, Various Purpose GO, 7.35%, 11/1/2039		1,980	2,834

Transportation — 0.0% (b)
Los Angeles City Department of Airports, International Airport Series C, Rev., 6.58%, 5/15/2039		1,000	1,271

Utility — 0.0% (b)
Alameda County Joint Powers Authority, Multiple Capital Projects Series A, Rev., 7.05%, 12/1/2044		200	291

Total California			5,210

District of Columbia — 0.0% (b)
Water & Sewer — 0.0% (b)
District of Columbia, Water & Sewer Authority, Public Utility, Senior Lien Series A, Rev., 4.81%, 10/1/2114		345	376

Illinois — 0.0% (b)
Transportation — 0.0% (b)
Chicago Transit Authority, Sales & Transfer Tax Receipts-Retiree Health Series B, Rev., 6.90%, 12/1/2040		725	951

New York — 0.0% (b)
Special Tax — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series H, Rev., 5.29%, 3/15/2033		560	632
Series H, Rev., 5.39%, 3/15/2040		1,165	1,392

			2,024

Transportation — 0.0% (b)
Port Authority of New York & New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040		1,450	1,784
Series 165, Rev., 5.65%, 11/1/2040		155	193
Series 174, Rev., 4.46%, 10/1/2062		740	801

			2,778

Total New York			4,802

Ohio — 0.0% (b)
Education — 0.0% (b)
Ohio State University, General Receipts
Series A, Rev., 4.80%, 6/1/2111		1,563	1,682

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
MUNICIPAL BONDS — continued
Utility — 0.0% (b)
American Municipal Power, Inc., Meldahl Hydroelectric Project Series B, Rev., 7.50%, 2/15/2050	1,040		1,527

Total Ohio			3,209

TOTAL MUNICIPAL BONDS (Cost $12,976)			14,548

LOAN ASSIGNMENTS — 0.1% (p)
Diversified Telecommunication Services — 0.0% (b)
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.57%, 10/2/2024 (h)	813		816
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.99%, 10/5/2023 (h)	553		549
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.40%, 11/1/2024 (h) (q)	2,244		2,251

			3,616

Food & Staples Retailing — 0.1%
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.29%, 12/21/2022 (h) (q)	999		988
(ICE LIBOR USD 3 Month + 3.00%), 5.32%, 6/22/2023 (h) (q)	1,866		1,844
BJ’s Wholesale Club, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.43%, 2/3/2025 (h)	732		738
SUPERVALU, Inc., Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 6/8/2024 (h)	121		121
SUPERVALU, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 6/8/2024 (h) (q)	1,284		1,285

			4,976

Leisure Products — 0.0% (b)
FGI Operating Co. LLC, DIP Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 8.00%, 6/28/2018 ‡ (h) (q)	171		171
FGI Operating Co. LLC, Term B Loan
(ICE LIBOR USD 1 Month + 0.00%), 8.00%, 4/19/2019 (h)	772		177

			348

Media — 0.0% (b)
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 3 Month + 6.75%), 9.05%, 1/30/2019 (h)	749		588
iHeartCommunications, Inc., Tranche E Term Loan (ICE LIBOR USD 3 Month + 7.50%), 9.80%, 7/30/2019 (h)	596		466
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 12/27/2020 (h)	160		160
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 5/24/2023 (h) (q)	669		668
Vertis, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 8.75%), 3/21/2018 ‡ (e) (h)	2,992		—	(f)

			1,882

Pharmaceuticals — 0.0%(b)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 4.25%), 6.23%, 10/21/2021 (h)	533		480

Specialty Retail — 0.0% (b)
Harbor Freight Tools USA, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 8/18/2023 (h)	1,344		1,343

TOTAL LOAN ASSIGNMENTS (Cost $15,853)			12,645

	Shares (000)
COMMON STOCKS — 0.1%
Capital Markets — 0.0% (b)
Goodman Private * ‡	39		—	(f)

Commercial Services & Supplies — 0.0% (b)
Quad/Graphics, Inc.	—	(f)	4

Energy Equipment & Services — 0.0% (b)
Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	34		51

Independent Power and Renewable Electricity Producers — 0.0% (b)
Vistra Energy Corp. *	3		64

Insurance — 0.0% (b)
ACC Claims Holdings LLC * ‡	1,551		16

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Oil, Gas & Consumable Fuels — 0.1%
Frontera Energy Corp. (Colombia) *	200	5,862
Penn Virginia Corp. *	40	2,777

		8,639

Software — 0.0% (b)
Avaya Holdings Corp.*	105	2,316

Specialty Retail — 0.0% (b)
Nebraska Book Holdings, Inc.*‡	40	1

Wireless Telecommunication Services — 0.0% (b)
NII Holdings, Inc. *	68	156

TOTAL COMMON STOCKS (Cost $11,290)		11,247

PREFERRED STOCKS — 0.0% (b)
Automobiles — 0.0% (b)
General Motors Co. 7.25%, 4/15/2041 * ‡	21	—	(f)
7.38%, 5/15/2048 * ‡	55	—	(f)
7.38%, 10/1/2051 * ‡	1	—
7.25%, 2/15/2052 * ‡	42	—	(f)
Motors Liquidation Co. 7.25%, 7/15/2041 * ‡	1	—

		—	(f)

Capital Markets — 0.0% (b)
Goodman Private Preferred Shares * ‡	46	153

Insurance — 0.0% (b)
XLIT Ltd. (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 5.47%, 4/5/2018 ($1,000 par value) (h) (r)	2	2,434

TOTAL PREFERRED STOCKS (Cost $2,156)		2,587

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.0% (b)
Media — 0.0% (b)
DISH Network Corp. 3.38%, 8/15/2026	2,030	1,800

Specialty Retail — 0.0% (b)
Nebraska Book Holdings, Inc. 2.02%, 4/1/2026 ‡ (a) (e)	823	—	(f)

TOTAL CONVERTIBLE BONDS (Cost $2,189)		1,800

SUPRANATIONAL — 0.0% (b)
African Development Bank (Supranational) 8.80%, 9/1/2019 (Cost $1,069)	1,000	1,069

	No. of Rights
RIGHTS — 0.0%(b)
Independent Power and Renewable Electricity Producers — 0.0% (b)
Vistra Energy Corp., expiring 12/31/2049 * ‡ (Cost $—)	103	55

	Principal Amount ($000)
CONVERTIBLE PREFERRED STOCKS — 0.0% (b)
Automobiles — 0.0% (b)
General Motors Co. 5.25%, 3/6/2032 * ‡	120	—	(f)
6.25%, 7/15/2033 * ‡	385	—	(f)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $–)		—	(f)

	No. of Warrants
WARRANTS — 0.0%(b)
Specialty Retail — 0.0% (b)
Nebraska Book Co., Inc. expiring 6/29/2019, price 1.00 * ‡	9	—	(f)
Nebraska Book Holdings, Inc. expiring 6/29/2019, price 1.00 * ‡	4	—

TOTAL WARRANTS (Cost $–(f))		—	(f)

	Shares (000)
SHORT-TERM INVESTMENTS — 8.5%
INVESTMENT COMPANIES — 8.5%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90% (s) (t) (Cost $1,141,483)	1,141,482	1,141,711
Total Investments — 101.9% (Cost $13,908,787)		13,688,469
Liabilities in Excess of Other Assets — (1.9%)		(260,084)

Net Assets — 100.0%		13,428,385

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of May 31, 2018 (amount in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	3,184	09/2018	USD	382,827	3,113
U.S. Treasury 2 Year Note	2,170	09/2018	USD	460,413	811
U.S. Treasury 5 Year Note	1,862	09/2018	USD	211,861	1,189
U.S. Treasury Long Bond	1,400	09/2018	USD	202,300	4,371
U.S. Treasury Ultra Bond	1,009	09/2018	USD	159,958	4,071

					13,555

Short Contracts
U.S. Treasury 10 Year Note	(426)	09/2018	USD	(51,220)	(420)
U.S. Treasury 10 Year Ultra Note	(402)	09/2018	USD	(51,456)	(519)
U.S. Treasury 5 Year Note	(414)	09/2018	USD	(47,106)	(247)
U.S. Treasury Long Bond	(104)	09/2018	USD	(15,028)	(326)

					(1,512)

					12,043

Forward foreign currency exchange contracts outstanding as of May 31, 2018 (amounts in thousands):
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,107	AUD	1,430	State Street Corp.	6/8/2018	26
USD	30,699	EUR	25,523	Citibank, NA	6/8/2018	854
USD	28,842	EUR	24,382	HSBC Bank, N.A.	6/8/2018	332
USD	1,020	JPY	107,030	Australia & New Zealand Banking Group Ltd.	6/8/2018	36
USD	1,086	ZAR	13,167	Goldman Sachs International	6/8/2018	52
USD	1,218	ARS	26,361	Goldman Sachs International **	6/29/2018	189
USD	2,345	COP	6,755,504	Goldman Sachs International **	6/29/2018	10
USD	3,682	RUB	213,209	Goldman Sachs International **	6/29/2018	271
USD	4,883	ZAR	59,481	Deutsche Bank AG	6/29/2018	227
USD	2,469	ZAR	31,208	State Street Corp.	6/29/2018	26

Total unrealized appreciation						2,023

EUR	25,523	USD	30,192	HSBC Bank, N.A.	6/8/2018	(347)
ARS	3,262	USD	151	Deutsche Bank AG **	6/29/2018	(24)
COP	6,755,504	USD	2,411	Goldman Sachs International **	6/29/2018	(76)
RUB	5,476	USD	94	Goldman Sachs International **	6/29/2018	(7)
RUB	207,733	USD	3,416	Goldman Sachs International **	6/29/2018	(92)
ZAR	12,623	USD	1,011	Citibank, NA	6/29/2018	(22)
ZAR	13,467	USD	1,066	Goldman Sachs International	6/29/2018	(12)
ZAR	46,858	USD	3,910	HSBC Bank, N.A.	6/29/2018	(242)
ZAR	1,230	USD	98	State Street Corp.	6/29/2018	(2)

Total unrealized depreciation						(824)

Net unrealized appreciation						1,199

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of May 31, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	Goldman Sachs International	6/20/2023	2.33	USD 7,000	339	71	410

							339	71	410

Republic of Argentina, 7.50%, 4/22/2026	5.00	Quarterly	Morgan Stanley	6/20/2023	4.01	USD 15,000	(1,518)	723	(795)

							(1,518)	723	(795)

							(1,179)	794	(385)

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of May 31, 2018 (amounts in thousands):
Reference Obligation/Index		Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.EM.25-V2		1.00	Quarterly	6/20/2021	1.01	USD 50,000	2,535	(2,623)	(88)

							2,535	(2,623)	(88)

(1) —	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2) —	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3) —	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4) —	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Summary of total swap contracts outstanding as of May 31, 2018 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	339	410

Total OTC swap contracts outstanding	339	410

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(1,518)	(795)

Total OTC swap contracts outstanding	(1,518)	(795)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Abbreviations

ACES		Alternative Credit Enhancement Securities
ARM		Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2018.
ARS		Argentine Peso
AUD		Australian Dollar
CDX		Credit Default Swap Index
COP		Colombian Peso
CSMC		Credit Suisse Mortgage Trust
DIP		Debtor-in-Possession
DN		Discount Notes
ESOP		Employee Stock Ownership Program
EUR		Euro
FHA		Federal Housing Administration
FHLMC		Federal Home Loan Mortgage Corp.
FNMA		Federal National Mortgage Association
GNMA		Government National Mortgage Association
GO		General Obligation
HB		High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE		Intercontinental Exchange
IF		Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2018. The rate may be subject to a cap and floor.
IO		Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY		Japanese Yen
LIBOR		London Interbank Offered Rate
OJSC		Open Joint Stock Company
OYJ		Public Limited Company
PO		Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC		Real Estate Mortgage Investment Conduit
Rev.		Revenue
RUB		Russian Ruble
STRIPS		Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA		To Be Announced; Security is subject to delayed delivery
USD		United States Dollar
UYU		Uruguayan Peso
VA		Veterans Administration
ZAR		South African Rand

(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Amount rounds to less than 0.05% of net assets.
(c)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(d)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	—	Defaulted security.
(f)	—	Amount rounds to less than one thousand.
(g)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(h)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(i)	—	Security is an interest bearing note with preferred security characteristics.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(j)	—	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(k)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(m)	—	The rate shown is the effective yield as of May 31, 2018.
(n)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(o)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(q)	—	All or a portion of this security is unsettled as of May 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(r)	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and was in effect as of May 31, 2018
(s)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(t)	—	The rate shown was the current yield as of May 31, 2018.
*	—	Non-income producing security.
**	—	Non-deliverable forward.
‡	—	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

JPMorgan Core Plus Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Capital Markets	$—	$—	$—	(a)	$—	(a)
Commercial Services & Supplies	4	—	—		4
Energy Equipment & Services	—	—	51		51
Independent Power and Renewable
Electricity Producers	64	—	—		64
Insurance	—	—	16		16
Oil, Gas & Consumable Fuels	8,639	—	—		8,639
Software	2,316	—	—		2,316
Specialty Retail	—	—	1		1
Wireless Telecommunication
Services	156	—	—		156

Total Common Stocks	11,179	—	68		11,247

Convertible Preferred Stock
Automobiles	—	—	—	(a)	—
Preferred Stocks
Automobiles	—	—	—	(a)	—
Capital Markets	—	—	153		153
Insurance	—	2,434	—		2,434

Total Preferred Stocks	—	2,434	153		2,587

Debt Securities
Asset-Backed Securities	—	1,778,216	608,813		2,387,029
Collateralized Mortgage Obligations	—	444,058	65,579		509,637
Commercial Mortgage-Backed Securities	—	906,713	180,881		1,087,594
Convertible Bonds
Media	—	1,800	—		1,800
Specialty Retail	—	—	—	(a)	—	(a)

Total Convertible Bonds	—	1,800	—		1,800

Corporate Bonds
Aerospace & Defense	—	50,452	—		50,452
Air Freight & Logistics	—	2,885	—		2,885
Airlines	—	8,337	—		8,337
Auto Components	—	29,006	—		29,006
Automobiles	—	36,572	—		36,572
Banks	—	615,838	—		615,838
Beverages	—	95,261	—		95,261
Biotechnology	—	19,807	—		19,807
Building Products	—	29,690	—		29,690
Capital Markets	—	244,951	187		245,138
Chemicals	—	55,022	—		55,022
Commercial Services & Supplies	—	31,253	—		31,253
Communications Equipment	—	20,673	425		21,098
Construction & Engineering	—	13,336	—		13,336
Construction Materials	—	16,726	—		16,726
Consumer Finance	—	104,307	—		104,307
Containers & Packaging	—	25,011	—		25,011
Distributors	—	2,107	—		2,107
Diversified Consumer Services	—	5,807	—		5,807
Diversified Financial Services	—	97,552	—		97,552

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified
Telecommunication Services	$—	$132,228	$—	$132,228
Electric Utilities	—	120,605	47	120,652
Electrical Equipment	—	17,499	—	17,499
Electronic Equipment, Instruments & Components	—	10,079	—	10,079
Energy Equipment & Services	—	58,152	468	58,620
Equity Real Estate Investment Trusts (REITs)	—	116,524	—	116,524
Food & Staples Retailing	—	13,128	—	13,128
Food Products	—	25,825	—	25,825
Gas Utilities	—	11,332	—	11,332
Health Care Equipment & Supplies	—	13,268	—	13,268
Health Care Providers & Services	—	133,960	—	133,960
Health Care Technology	—	2,698	—	2,698
Hotels, Restaurants & Leisure	—	56,127	—	56,127
Household Durables	—	23,417	—	23,417
Household Products	—	24,464	—	24,464
Independent Power and Renewable Electricity Producers	—	29,410	—	29,410
Industrial Conglomerates	—	2,900	—	2,900
Insurance	—	92,706	—	92,706
Internet & Direct Marketing Retail	—	6,620	—	6,620
Internet Software & Services	—	2,964	—	2,964
IT Services	—	22,483	—	22,483
Leisure Products	—	1,968	—	1,968
Machinery	—	12,298	—	12,298
Media	—	172,136	—	172,136
Metals & Mining	—	79,183	—	79,183
Multiline Retail	—	7,031	—	7,031
Multi-Utilities	—	40,837	—	40,837
Oil, Gas & Consumable Fuels	—	348,552	4	348,556
Paper & Forest Products	—	3,882	—	3,882
Pharmaceuticals	—	76,729	438	77,167
Professional Services	—	5,045	—	5,045
Real Estate Management & Development	—	2,689	—	2,689
Road & Rail	—	37,650	—	37,650
Semiconductors & Semiconductor Equipment	—	40,584	—	40,584
Software	—	89,316	—	89,316
Specialty Retail	—	42,430	—	42,430
Technology Hardware, Storage & Peripherals	—	65,353	—	65,353
Textiles, Apparel & Luxury Goods	—	5,932	—	5,932
Thrifts & Mortgage Finance	—	39,510	—	39,510
Tobacco	—	59,829	—	59,829
Trading Companies & Distributors	—	33,494	—	33,494
Water Utilities	—	1,307	—	1,307
Wireless Telecommunication
Services	—	51,715	5,211	56,926

Total Corporate Bonds	—	3,638,452	6,780	3,645,232

Foreign Government Securities	—	184,096	—	184,096
Mortgage-Backed Securities	—	2,041,314	—	2,041,314
Municipal Bonds	—	14,548	—	14,548
Supranational	—	1,069	—	1,069
U.S. Government Agency Securities	—	65,036	—	65,036
U.S. Treasury Obligations	—	2,582,869	—	2,582,869

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Diversified Telecommunication Services	$—	$3,616	$—		$3,616
Food & Staples Retailing	—	4,976	—		4,976
Leisure Products	—	177	171		348
Media	—	1,882	—		1,882
Pharmaceuticals	—	480	—		480
Specialty Retail	—	1,343	—		1,343

Total Loan Assignments	—	12,474	171		12,645

Rights
Independent Power and Renewable
Electricity Producers	—	—	55		55
Warrants
Specialty Retail	—	—	—	(a)	— (a)
Short-Term Investment
Investment Company	1,141,711	—	—		1,141,711

Total Investments in Securities	$1,152,890	$11,673,079	$862,500		$13,688,469

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,023	$—		$2,023
Futures Contracts	13,555	—	—		13,555
Swaps	—	794	—		794

Total Appreciation in Other Financial Instruments	$13,555	$2,817	$—		$16,372

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(824)	$—		$(824)
Futures Contracts	(1,512)	—	—		(1,512)
Swaps	—	(2,623)	—		(2,623)

Total Depreciation in Other Financial Instruments	$(1,512)	$(3,447)	$—		$(4,959)

(a)	Amount rounds to less than one thousand.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Plus Bond Fund	Balance as of February 28, 2018		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018
Investments in Securities:
Asset-Backed Securities	$561,690		$684		$(841)	$(12)		$94,875		$(65,631)	$107,042	$(88,994)	608,813
Collateralized Mortgage Obligations	67,309		47		(50)	6		—	(a)	(1,766)	33	—	65,579
Commercial Mortgage-Backed Securities	170,540		107		(275)	31		47		(3,817)	14,248	—	180,881
Common Stocks — Capital Markets	—	(a)	—		—	—		—		—	—	—	—	(a)
Common Stocks — Energy Equipment & Services	—		—		51	—		—		—	—	—	51
Common Stocks — Insurance	15		—		1	—		—		—	—	—	16
Common Stocks — Specialty Retail	1		—		— (a)	—		—		—	—	—	1
Convertible Bonds — Specialty Retail	—	(a)	—		—	—		—		—	—	—	—	(a)
Convertible Preferred Stocks — Automobiles	—	(a)	—		—	—		—		—	—	—	—	(a)
Corporate Bonds — Automobiles	—	(a)	—		—	—		—		—	—	—	—	(a)
Corporate Bonds — Capital Markets	225		—	(a)	— (a)	—	(a)	—		(38)	—	—	187
Corporate Bonds — Communications Equipment	422		—		— (a)	3		—		—	—	—	425
Corporate Bonds — Electric Utilities	62		—		(15)	—		—		—	—	—	47
Corporate Bonds — Energy Equipment & Services	504		—		(48)	3		9		—	—	—	468
Corporate Bonds — Oil, Gas & Consumable Fuels	4		—		—	—		—		—	—	—	4
Corporate Bonds — Pharmaceuticals	—		—		(220)	—		—		—	658	—	438
Corporate Bonds — Wireless Telecommunication Services	5,269		—		—	—		—		(58)	—	—	5,211
Loan Assignments — Hotels, Restaurants & Leisure	5,886		211		(134)	63		—		(6,026)	—	—	—
Loan Assignments — Leisure Products	—		—		—	—		171		—	—	—	171
Loan Assignments — Media	—	(a)	—		—	—		—		—	—	—	—	(a)
Preferred Stocks — Automobiles	—	(a)	—		—	—		—		—	—	—	—	(a)
Preferred Stocks — Capital Markets	153		—		—	—		—		—	—	—	153
Rights — Independent Power and Renewable Electricity Producers	75		—		(20)	—		—		—	—	—	55
Warrants — Specialty Retail	—	(a)	—		—	—		—		—	—	—	—	(a)

	$812,155		$1,049		$(1,551)	$94		$95,102		$(77,336)	$121,981	$(88,994)	$862,500

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018 which were valued using significant unobservable inputs (level 3) amounted to approximately $(1,299,000).

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$16		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(a)	Market Comparable Companies	EBITDA Multiple	6.5x (6.5x)

Common Stocks	16
	153		Market Comparable Companies	EBITDA Multiple	6.5x (6.5x)
				Liquidity Discount	30.00% (30.00%)
	—	(b)	Pending Distribution Amount	Discount for potential outcome (c)	100.00% (100.00%)

Preferred Stocks	153
	611		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.67% -19.67% (14.76%)
				Liquidity Discount	0.75% (0.75%)
	1		Pending Distribution Amount	Discount for potential outcome (c)	99.99% -100.00% (99.99%)
	—		Market Comparable Companies	Projected Principal Writedown	100.00% (100.00%)

Corporate Bonds	612
	369,128		Discounted Cash Flow	Constant Prepayment Rate	0.00% -100.00% (26.62%)
				Constant Default Rate	0.00% - 30.00% (0.30%)
				Yield (Discount Rate of Cash Flows)	1.37% - 20.00% (4.13%)

Asset-Backed Securities	369,128
	963		Discounted Cash Flow	Constant Prepayment Rate	2.00% - 40.00% (35.51%)
				Constant Default Rate	0.00% - 5.91% (1.40%)
				Yield (Discount Rate of Cash Flows)	2.53% - 9.31% (5.17%)

Collateralized Mortgage Obligations	963
	150,424		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.85%)
				Yield (Discount Rate of Cash Flows)	2.58% - 7.78% (5.07%)
Collateralized Mortgage-Backed Securities	150,424
	171		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.00% (9.00%)

				Projected Principal Writedown	100.00% (100.00%)
Loan Assignments	171
Total	$521,467

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2018, the value of these investments was approximately $341,033,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a) Securities senior in the issuing entity capital structure result in this security being valued at zero. (b) Amount rounds to less than 500.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 30.4%
FHLMC REMIC
Series 2651, Class VZ, 4.50%, 7/15/2018	4	4
Series 2773, Class TB, 4.00%, 4/15/2019	227	228
Series 2841, Class AT, 4.00%, 8/15/2019	369	369
Series 2931, Class QD, 4.50%, 2/15/2020	476	479
Series 1343, Class LA, 8.00%, 8/15/2022	18	19
Series 1367, Class K, 5.50%, 9/15/2022	117	121
Series 2688, Class DG, 4.50%, 10/15/2023	342	352
Series 1785, Class A, 6.00%, 10/15/2023	1,073	1,125
Series 1591, Class E, 10.00%, 10/15/2023	23	23
Series 1633, Class Z, 6.50%, 12/15/2023	182	191
Series 1694, Class PK, 6.50%, 3/15/2024	128	135
Series 3798, Class AY, 3.50%, 1/15/2026	4,605	4,673
Series 3809, Class BC, 3.50%, 2/15/2026	3,689	3,705
Series 4181, Class VA, 3.00%, 5/15/2026	2,608	2,583
Series 3188, Class GE, 6.00%, 7/15/2026	1,356	1,496
Series 3926, Class MW, 4.50%, 9/15/2026	6,351	6,634
Series 1999, Class PU, 7.00%, 10/15/2027	70	75
Series 2031, Class PG, 7.00%, 2/15/2028	138	154
Series 2035, Class PC, 6.95%, 3/15/2028	419	456
Series 2064, Class PD, 6.50%, 6/15/2028	273	307
Series 2095, Class PE, 6.00%, 11/15/2028	214	231
Series 4066, Class VB, 3.50%, 1/15/2029	4,651	4,665
Series 4050, Class VE, 4.00%, 1/15/2029	5,000	5,146
Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,439
Series 4336, Class YB, 3.00%, 5/15/2029	2,624	2,557
Series 2152, Class BD, 6.50%, 5/15/2029	108	117
Series 2162, Class TH, 6.00%, 6/15/2029	520	561
Series 4002, Class MV, 4.00%, 1/15/2030	12,540	12,474
Series 3737, Class DG, 5.00%, 10/15/2030	2,868	3,014
Series 3981, Class PA, 3.00%, 4/15/2031	12,710	12,515
Series 2367, Class ME, 6.50%, 10/15/2031	297	334
Series 2647, Class A, 3.25%, 4/15/2032	146	145
Series 2480, Class EJ, 6.00%, 8/15/2032	331	356
Series 4186, Class JE, 2.00%, 3/15/2033	16,309	15,838
Series 4188, Class JG, 2.00%, 4/15/2033	10,386	10,002
Series 4206, Class DA, 2.00%, 5/15/2033	7,836	7,495
Series 2611, Class QZ, 5.00%, 5/15/2033	4,227	4,552
Series 2882, Class QD, 4.50%, 7/15/2034	570	584
Series 2927, Class GA, 5.50%, 10/15/2034	466	482
Series 2915, Class MU, 5.00%, 1/15/2035	2,789	2,913
Series 4458, Class BW, 3.00%, 4/15/2035	10,000	9,446
Series 3085, Class VS, HB, IF, 21.05%, 12/15/2035(a)	413	616
Series 3181, Class OP, PO, 7/15/2036	1,423	1,183
Series 3413, Class B, 5.50%, 4/15/2037	522	549
Series 3325, Class JL, 5.50%, 6/15/2037	3,982	4,308
Series 3341, Class PE, 6.00%, 7/15/2037	2,948	3,186
Series 4365, Class HZ, 3.00%, 1/15/2040	6,189	5,724
Series 3699, Class QH, 5.50%, 7/15/2040	4,000	4,216
Series 4047, Class PB, 3.50%, 1/15/2041	12,000	12,143
Series 3927, Class PC, 4.50%, 9/15/2041	3,970	4,318
Series 4039, Class SA, IF, IO, 4.58%, 5/15/2042(a)	9,301	1,459
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	6,335
Series 4594, Class GN, 2.50%, 2/15/2045	4,517	4,400
FHLMC STRIPS
Series 155, IO, 7.00%, 11/1/2023	19	2
Series 264, Class 30, 3.00%, 7/15/2042	12,949	12,585
Series 267, Class 30, 3.00%, 8/15/2042	7,626	7,427

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
FHLMC Structured Pass-Through Securities Certificates
Series T-54, Class 2A, 6.50%, 2/25/2043	1,487	1,685
Series T-56, Class APO, PO, 5/25/2043	728	503
Series T-51, Class 1A, 6.50%, 9/25/2043(a)	1,311	1,471
FNMA Grantor Trust
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	469	523
FNMA Pool 2.60%, 12/25/2026(a)	6,387	6,045
FNMA REMIC
Series G92-35, Class EB, 7.50%, 7/25/2022	5	5
Series G92-44, Class ZQ, 8.00%, 7/25/2022	1	1
Series 1993-146, Class E, PO, 5/25/2023	44	42
Series 1993-110, Class H, 6.50%, 5/25/2023	58	62
Series 1993-217, Class H, PO, 8/25/2023	11	11
Series 2012-63, Class VA, 4.00%, 8/25/2023	13,855	14,042
Series 1993-205, Class H, PO, 9/25/2023	8	8
Series 1993-228, Class G, PO, 9/25/2023	10	9
Series 1993-155, Class PJ, 7.00%, 9/25/2023	772	829
Series 2003-128, Class DY, 4.50%, 1/25/2024	1,432	1,473
Series 1994-51, Class PV, 6.00%, 3/25/2024	928	975
Series 1994-37, Class L, 6.50%, 3/25/2024	245	260
Series 2010-117, Class DY, 4.50%, 10/25/2025	5,000	5,153
Series 2010-155, Class B, 3.50%, 1/25/2026	4,274	4,337
Series 1998-58, Class PC, 6.50%, 10/25/2028	494	538
Series 2000-8, Class Z, 7.50%, 2/20/2030	186	210
Series 2002-92, Class FB, 2.61%, 4/25/2030(a)	404	410
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	271	59
Series 2003-67, Class SA, HB, IF, 32.76%, 10/25/2031(a)	98	128
Series 2011-145, Class PB, 3.50%, 1/25/2032	11,500	11,493
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750	5,525
Series 2003-21, Class PZ, 4.50%, 3/25/2033	2,399	2,446
Series 2013-106, Class PY, 3.00%, 10/25/2033	5,300	5,140
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,676
Series 2004-46, Class QD, IF, 16.16%, 3/25/2034(a)	626	727
Series 2004-60, Class PA, 5.50%, 4/25/2034	242	243
Series 2005-62, Class DX, 5.00%, 5/25/2034	82	81
Series 2004-54, Class FL, 2.36%, 7/25/2034(a)	1,028	1,029
Series 2015-11, Class AQ, 3.00%, 3/25/2035	6,000	5,600
Series 2005-22, Class EH, 5.00%, 4/25/2035	4,534	4,682
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,927
Series 2009-89, Class A1, 5.41%, 5/25/2035	432	441
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,367
Series 2006-3, Class SB, IF, IO, 4.74%, 7/25/2035(a)	2,684	260
Series 2005-58, Class EP, 5.50%, 7/25/2035	676	718
Series 2005-83, Class LA, 5.50%, 10/25/2035	911	978
Series 2005-116, Class PC, 6.00%, 1/25/2036	3,794	4,091
Series 2006-51, Class FP, 2.31%, 3/25/2036(a)	4,496	4,503
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,444
Series 2006-81, Class FA, 2.31%, 9/25/2036(a)	57	57
Series 2006-110, PO, 11/25/2036	606	515
Series 2007-76, Class PE, 6.00%, 8/25/2037	1,885	2,074
Series 2012-47, Class QE, 4.00%, 5/25/2038	5,879	5,934
Series 2010-47, Class MB, 5.00%, 9/25/2039	4,508	4,804
Series 2010-68, Class EP, 4.50%, 12/25/2039	3,002	3,107
Series 2010-11, Class CB, 4.50%, 2/25/2040	534	550
Series 2010-4, Class SL, IF, 7.18%, 2/25/2040(a)	46	47
Series 2012-60, Class EP, 3.00%, 4/25/2042	4,656	4,556
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	5,617

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400		1,221
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897		11,410
Series 2016-45, Class PC, 3.00%, 9/25/2045	13,616		13,376
Series 2016-38, Class NA, 3.00%, 1/25/2046	15,766		15,608
FNMA REMIC Trust
Series 1999-W4, Class A9, 6.25%, 2/25/2029	113		119
Series 2002-W7, Class A4, 6.00%, 6/25/2029	1,220		1,328
Series 2003-W1, Class 1A1, 5.42%, 12/25/2042(a)	581		608
Series 2003-W1, Class 2A, 5.98%, 12/25/2042(a)	315		344
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,910		2,152
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,077		1,192
FNMA STRIPS
Series 343, Class 23, IO, 4.00%, 10/25/2018	8		—	(b)
Series 278, Class 3, 2.51%, 11/25/2023(a)	361		365
Series 278, Class 1, 2.33%, 8/25/2025(a)	1,057		1,075
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	3,285		3,463
Series 2008-15, Class NB, 4.50%, 2/20/2038	573		590
Series 2008-40, Class SA, IF, IO, 4.47%, 5/16/2038(a)	3,416		453
Series 2009-42, Class TX, 4.50%, 6/20/2039	11,267		11,993
Series 2009-69, Class WM, 5.50%, 8/20/2039	2,999		3,231
Series 2011-29, Class Z, 5.00%, 5/20/2040	14,358		15,972

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $410,740)			401,357

U.S. TREASURY OBLIGATIONS — 23.8%
U.S. Treasury Bonds
9.00%, 11/15/2018	1,020		1,052
8.00%, 11/15/2021	3,635		4,280
7.25%, 8/15/2022	3,935		4,654
7.13%, 2/15/2023	2,500		2,989
5.25%, 11/15/2028	20,000		24,302
3.75%, 11/15/2043	5,000		5,654
3.00%, 5/15/2045	31,000		30,933
2.88%, 8/15/2045	13,000		12,661
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	27,500		32,428
U.S. Treasury Notes
1.13%, 1/15/2019	40,000		39,745
2.63%, 11/15/2020	30,000		30,081
2.13%, 11/30/2023	20,000		19,390
2.00%, 8/15/2025	20,000		18,951
1.63%, 2/15/2026	20,000		18,335
U.S. Treasury STRIPS Bonds 2.11%, 5/15/2020(c)	72,500		69,208

TOTAL U.S. TREASURY OBLIGATIONS (Cost $315,119)			314,663

U.S. GOVERNMENT AGENCY SECURITIES — 18.8%
FFCB
5.75%, 5/11/2026	10,000		11,834
5.75%, 12/7/2028	12,824		15,625
FNMA
10.32%, 10/9/2019(c)	30,000		29,014
6.25%, 5/15/2029	10,000		12,825
DN, 4.63%, 5/15/2030(c)	10,000		6,650
FNMA STRIPS
14.94%, 5/29/2026(c)	9,200		7,143
2.45%, 10/8/2027(c)	8,000		5,890
Resolution Funding Corp. STRIPS
3.63%, 10/15/2019(c)	60,673		58,665
2.24%, 7/15/2020(c)	57,000		53,973
2.02%, 10/15/2020(c)	18,300		17,204
2.40%, 1/15/2021(c)	5,000		4,667
DN, 17.11%, 4/15/2028(c)	15,000		10,877
DN, 5.22%, 1/15/2030(c)	15,700		10,657
DN, 16.51%, 4/15/2030(c)	5,000		3,358

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $236,555)			248,382

MORTGAGE-BACKED SECURITIES — 14.3%
FHLMC
Pool # 775361, ARM, 2.14%, 8/1/2018(a)	2		2
Pool # 840079, ARM, 2.73%, 11/1/2018(a)	1		1
Pool # 420108, ARM, 2.07%, 2/1/2019(a)	1		1
Pool # 420166, ARM, 4.17%, 1/1/2020(a)	—	(b)	—	(b)
Pool # 775425, ARM, 2.52%, 1/1/2021(a)	7		7

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 611141, ARM, 3.61%, 1/1/2027(a)	80		83
Pool # 846812, ARM, 3.60%, 4/1/2030(a)	6		7
Pool # 390257, ARM, 2.00%, 7/1/2030(a)	2		2
Pool # 1G2627, ARM, 3.45%, 3/1/2037(a)	656		679
FHLMC Gold Pools, 20 Year, Single Family Pool # C90830, 4.50%, 5/1/2024	133		139
FHLMC Gold Pools, 30 Year, Single Family
Pool # A00948, 9.00%, 1/1/2021	—	(b)	—	(b)
Pool # A01017, 9.00%, 6/1/2021	—	(b)	—	(b)
Pool # A01093, 9.00%, 7/1/2021	—	(b)	—	(b)
Pool # C00078, 9.00%, 11/1/2021	—	(b)	—	(b)
Pool # C80091, 6.50%, 1/1/2024	37		42
Pool # G00229, 8.50%, 5/1/2024	19		20
Pool # C00354, 8.50%, 7/1/2024	15		16
Pool # D56307, 7.50%, 9/1/2024	7		7
Pool # C00376, 8.00%, 11/1/2024	14		14
Pool # C00418, 7.00%, 8/1/2025	6		6
Pool # C00414, 7.50%, 8/1/2025	14		15
Pool # D63303, 7.00%, 9/1/2025	5		6
Pool # G00981, 8.50%, 7/1/2028	25		28
Pool # C22459, 6.50%, 2/1/2029	11		12
Pool # C00742, 6.50%, 4/1/2029	144		162
Pool # C00785, 6.50%, 6/1/2029	46		52
Pool # C47318, 7.00%, 9/1/2029	520		580
Pool # C01292, 6.00%, 2/1/2032	55		61
Pool # A16155, 5.50%, 11/1/2033	93		100
Pool # C03589, 4.50%, 10/1/2040	803		846
FNMA
Pool # 66384, ARM, 6.05%, 4/1/2019(a)	2		2
Pool # 702112, ARM, 2.53%, 8/1/2019(a)	2		2
Pool # 111024, ARM, 2.00%, 6/1/2020(a)	2		2
Pool # AN0483, ARM, 2.67%, 12/1/2025(a)	4,886		4,866
Pool # 620061, ARM, 2.07%, 11/1/2027(a)	27		26
Pool # AN8555, 3.52%, 3/1/2028(d)	12,449		12,453
Pool # 89406, ARM, 1.97%, 6/1/2029(a)	11		11
Pool # 563497, ARM, 2.07%, 11/1/2040(a)	35		35
FNMA, 15 Year, Single Family
Pool # 758528, 4.50%, 3/1/2019	95		95
Pool # 742085, 4.00%, 4/1/2019	85		87
Pool # MA0512, 4.00%, 9/1/2025	1,377		1,416
FNMA, 20 Year, Single Family Pool # 762498, 5.00%, 11/1/2023	215		228
FNMA, 30 Year, Single Family
Pool # 50318, 10.00%, 7/1/2020	—	(b)	—	(b)
Pool # 190257, 7.00%, 2/1/2024	26		29
Pool # 315500, 7.00%, 8/1/2025	33		35
Pool # 250575, 6.50%, 6/1/2026	21		23
Pool # 483802, 5.50%, 2/1/2029	248		270
Pool # 524949, 7.50%, 3/1/2030	17		17
Pool # 545639, 6.50%, 4/1/2032	225		250
Pool # 702435, 5.50%, 5/1/2033	1,001		1,087
Pool # 709441, 5.50%, 7/1/2033	475		525
Pool # 730711, 5.50%, 8/1/2033	571		624
Pool # 743127, 5.50%, 10/1/2033	526		583
Pool # 747628, 5.00%, 11/1/2033	1,145		1,236
Pool # 753662, 5.50%, 12/1/2033	783		864
Pool # 755615, 5.50%, 1/1/2034	933		1,034
Pool # 811755, 7.00%, 3/1/2035	2,433		2,797
Pool # 845834, 5.50%, 10/1/2035	623		681
Pool # 888201, 5.50%, 2/1/2036	237		258
Pool # 831409, 5.50%, 4/1/2036	844		927

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 867420, 5.50%, 5/1/2036	503		557
Pool # 745802, 6.00%, 7/1/2036	1,014		1,152
Pool # 969708, 4.50%, 3/1/2038	160		168
Pool # AE1216, 3.50%, 1/1/2041	1,617		1,623
Pool # AE1260, 3.50%, 8/1/2041	718		720
Pool # AB5378, 3.50%, 5/1/2042	3,088		3,100
Pool # AR5147, 3.00%, 3/1/2043	3,252		3,179
Pool # AT8192, 4.00%, 6/1/2043	3,793		3,901
Pool # AS1112, 4.00%, 11/1/2043	7,808		8,044
Pool # BM1109, 4.00%, 10/1/2044	5,919		6,117
Pool # AS4073, 4.00%, 12/1/2044	2,698		2,781
Pool # AL8660, 4.00%, 6/1/2045	8,769		9,060
Pool # AS5648, 3.50%, 7/1/2045	3,135		3,136
Pool # AS6208, 3.50%, 10/1/2045	2,111		2,117
Pool # AS6344, 3.50%, 12/1/2045	3,618		3,616
Pool # AX5520, 3.00%, 5/1/2046	1,221		1,186
Pool # AX5546, 3.00%, 9/1/2046	1,899		1,846
Pool # AX5547, 3.50%, 9/1/2046	3,345		3,343
Pool # CA0861, 3.50%, 11/1/2047	5,807		5,804
Pool # BJ1666, 4.00%, 12/1/2047	13,218		13,560
Pool # CA1361, 3.50%, 2/1/2048	4,473		4,473
Pool # BD9074, 3.50%, 3/1/2048	1,872		1,873
Pool # BJ4640, 4.00%, 3/1/2048	5,711		5,860
Pool # BD9078, 4.00%, 4/1/2048	2,998		3,094
Pool # BD9077, 3.50%, 5/1/2048	1,389		1,389
FNMA, Other
Pool # AL1463, 3.12%, 1/1/2022	6,486		6,514
Pool # AL1353, 3.26%, 1/1/2022	8,144		8,205
Pool # AM8674, 2.81%, 4/1/2025	6,500		6,353
Pool # AM4660, 3.77%, 12/1/2025	4,335		4,471
Pool # AN0571, 3.10%, 1/1/2026	6,500		6,430
Pool # AL8963, 2.97%, 5/1/2026	6,031		5,938
Pool # AM7199, 3.30%, 11/1/2026	3,000		2,994
Pool # AL9769, 2.63%, 12/1/2026	6,884		6,611
Pool # AN4635, 3.01%, 2/1/2027	6,832		6,671
Pool # FN0040, 2.97%, 6/1/2027	5,840		5,635
Pool # AN6800, 2.97%, 9/1/2027	3,450		3,344
Pool # 405220, 6.00%, 9/1/2028	23		25
GNMA I, 30 Year, Single Family
Pool # 248390, 9.50%, 8/15/2018	—	(b)	—	(b)
Pool # 306081, 9.00%, 8/15/2021	77		81
Pool # 780284, 9.00%, 12/15/2021	10		10
Pool # 321560, 8.00%, 7/15/2022	4		4
Pool # 337141, 7.50%, 8/15/2022	9		9
Pool # 339969, 7.00%, 12/15/2022	—	(b)	—	(b)
Pool # 346214, 7.00%, 1/15/2023	2		2
Pool # 332022, 7.00%, 1/15/2023	4		4
Pool # 346572, 7.00%, 5/15/2023	2		2
Pool # 348677, 6.50%, 6/15/2023	1		1
Pool # 349788, 6.50%, 6/15/2023	1		1
Pool # 358801, 7.50%, 6/15/2023	22		23
Pool # 359588, 7.50%, 6/15/2023	12		12
Pool # 322200, 6.50%, 7/15/2023	11		12
Pool # 354538, 7.00%, 7/15/2023	—	(b)	—	(b)
Pool # 357782, 7.00%, 7/15/2023	2		2
Pool # 360889, 7.00%, 7/15/2023	2		2
Pool # 346673, 7.00%, 7/15/2023	7		8
Pool # 356717, 6.50%, 8/15/2023	4		4

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 344505, 6.50%, 8/15/2023	7		8
Pool # 345375, 6.50%, 9/15/2023	28		31
Pool # 345391, 6.50%, 10/15/2023	5		6
Pool # 354681, 8.00%, 10/15/2023	12		12
Pool # 370927, 6.50%, 11/15/2023	—	(b)	—	(b)
Pool # 369356, 6.50%, 11/15/2023	4		5
Pool # 346944, 6.50%, 12/15/2023	1		1
Pool # 349265, 6.50%, 12/15/2023	10		12
Pool # 369830, 6.50%, 12/15/2023	3		3
Pool # 370289, 6.50%, 12/15/2023	1		1
Pool # 365740, 6.50%, 12/15/2023	2		2
Pool # 380818, 6.50%, 2/15/2024	—	(b)	—	(b)
Pool # 370338, 6.50%, 2/15/2024	1		1
Pool # 354747, 6.50%, 2/15/2024	148		165
Pool # 362341, 6.50%, 2/15/2024	32		35
Pool # 391552, 7.00%, 3/15/2024	49		50
Pool # 379328, 7.00%, 3/15/2024	6		6
Pool # 379001, 7.00%, 4/15/2024	41		43
Pool # 403212, 8.00%, 9/15/2024	9		9
Pool # 780029, 9.00%, 11/15/2024	17		18
Pool # 401860, 7.50%, 6/15/2025	1		1
Pool # 377557, 8.00%, 7/15/2025	10		10
Pool # 422308, 7.50%, 3/15/2026	32		32
Pool # 412644, 8.00%, 7/15/2026	34		37
Pool # 436445, 8.00%, 8/15/2026	1		1
Pool # 432398, 7.50%, 3/15/2027	16		16
Pool # 462562, 7.50%, 2/15/2028	82		88
Pool # 472679, 7.00%, 6/15/2028	1		1
GNMA II, 30 Year, Single Family
Pool # 2324, 8.00%, 11/20/2026	18		21
Pool # 2344, 8.00%, 12/20/2026	35		40
Pool # 2512, 8.00%, 11/20/2027	62		68

TOTAL MORTGAGE-BACKED SECURITIES (Cost $191,689)			189,141

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.0%
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ14, Class A2, 2.81%, 9/25/2024	5,145		5,058
Series K046, Class A2, 3.21%, 3/25/2025	6,026		6,039
Series K048, Class A2, 3.28%, 6/25/2025(a)	6,500		6,541
Series K049, Class A2, 3.01%, 7/25/2025	3,519		3,481
Series K052, Class A2, 3.15%, 11/25/2025	6,716		6,683
Series K067, Class A2, 3.19%, 7/25/2027	6,558		6,471
Series K069, Class A2, 3.19%, 9/25/2027(a)	3,000		2,946
FNMA ACES
Series 2015-M13, Class A2, 2.71%, 6/25/2025(a)	4,464		4,342
Series 2016-M1, Class A2, 2.94%, 1/25/2026(a)	19,357		18,974
Series 2017-M3, Class A2, 2.49%, 12/25/2026(a)	6,000		5,637
Series 2017-M7, Class A2, 2.96%, 2/25/2027(a)	4,394		4,246
Series 2017-M8, Class A2, 3.06%, 5/25/2027(a)	12,000		11,677
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027 10,532			10,148

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $95,287)			92,243

FOREIGN GOVERNMENT SECURITIES — 0.5%
Israel Government AID Bond (Israel) Zero Coupon, 9/15/2019 (Cost $7,297)	7,527		7,287

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 6.1%
INVESTMENT COMPANIES — 6.1%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59% (e)(f) (Cost $80,346)	80,346	80,346

Total Investments — 100.9% (Cost $1,337,033)		1,333,419
Liabilities in Excess of Other Assets — (0.9%)		(12,252)

Net Assets — 100.0%		1,321,167

Percentages indicated are based on net assets.

Abbreviations
ACES		Alternative Credit Enhancement Securities
ARM		Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2018.
DN		Discount Notes
FFCB		Federal Farm Credit Bank
FHLMC		Federal Home Loan Mortgage Corp.
FNMA		Federal National Mortgage Association
GNMA		Government National Mortgage Association
HB		High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF		Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2018. The rate may be subject to a cap and floor.
IO		Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO		Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC		Real Estate Mortgage Investment Conduit
STRIPS		Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
(a)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(b)	—	Amount rounds to less than one thousand.
(c)	—	The rate shown is the effective yield as of May 31, 2018.
(d)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	—	The rate shown was the current yield as of May 31, 2018.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$80,346	$1,253,073	$—	$1,333,419

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 89.7%
Aerospace & Defense — 1.9%
Arconic, Inc.
5.90%, 2/1/2027	8,641	8,706
6.75%, 1/15/2028	10,659	11,316
5.95%, 2/1/2037	7,034	6,788
Bombardier, Inc. (Canada)
8.75%, 12/1/2021(a)	27,460	30,481
6.00%, 10/15/2022(a)	13,043	12,943
6.13%, 1/15/2023(a)	18,005	17,937
7.50%, 12/1/2024(a)	8,730	9,101
7.50%, 3/15/2025(a)	21,013	21,698
TransDigm UK Holdings plc 6.88%, 5/15/2026(a)	6,390	6,534
TransDigm, Inc.
6.00%, 7/15/2022	14,708	14,910
6.50%, 7/15/2024	26,582	27,114
6.50%, 5/15/2025	5,318	5,394

		172,922

Air Freight & Logistics — 0.1%
XPO Logistics, Inc.
6.50%, 6/15/2022(a)	5,845	5,985
6.13%, 9/1/2023(a)	4,505	4,605

		10,590

Airlines — 0.2%
United Continental Holdings, Inc. 5.00%, 2/1/2024	17,777	17,244

Auto Components — 1.9%
Allison Transmission, Inc. 4.75%, 10/1/2027(a)	22,661	21,217
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	25,672	25,351
6.25%, 3/15/2026	7,048	6,820
6.50%, 4/1/2027	25,780	25,185
Dana Financing Luxembourg SARL 5.75%, 4/15/2025(a)	4,426	4,387
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	17,860	16,922
4.88%, 3/15/2027	26,821	24,877
Icahn Enterprises LP
5.88%, 2/1/2022	18,572	18,758
6.25%, 2/1/2022	11,364	11,634
6.75%, 2/1/2024	4,579	4,682
6.38%, 12/15/2025	8,920	8,886
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(a)	883	896

		169,615

Automobiles — 0.4%
Fiat Chrysler Automobiles NV (United Kingdom) 5.25%, 4/15/2023	18,806	18,947
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027(a)	18,795	16,634
Motors Liquidation Co.
7.70%, 4/15/2016‡(b)	25,800	—	(c)
8.25%, 7/15/2023‡(b)	20,000	—	(c)
8.10%, 6/15/2024‡(b)	12,550	—	(c)
7.40%, 9/1/2025‡(b)	9,300	—	(c)
6.75%, 5/1/2028‡(b)	10,255	—	(c)
8.38%, 7/15/2033‡(b)	34,006	—	(c)
7.75%, 3/15/2036‡(b)	3,415	—	(c)
7.38%, 5/23/2048‡(b)	6,000	—	(c)

		35,581

Banks — 2.3%
Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(d)(e)(f)	12,527	12,918
Barclays Bank plc (United Kingdom) 7.63%, 11/21/2022	12,025	13,047
Barclays plc (United Kingdom)
4.38%, 9/11/2024	3,035	2,941
5.20%, 5/12/2026	12,345	12,098
4.84%, 5/9/2028	7,420	7,010
CIT Group, Inc.
5.00%, 8/15/2022	10,160	10,325
5.25%, 3/7/2025	6,899	7,003
6.13%, 3/9/2028	3,577	3,657
Citigroup, Inc. Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(d)(e)(f)	3,345	3,448
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(d)(e)(f)	13,417	14,607
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020(d)(e)(f)	14,572	15,009
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(d)(e)(f)	4,790	5,184
6.13%, 12/15/2022	35,874	37,952
6.10%, 6/10/2023	34,305	36,449
6.00%, 12/19/2023	4,697	4,985
Societe Generale SA (France) (USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(a)(d)(e)(f)	14,050	14,507

		201,140

Building Products — 1.0%
American Woodmark Corp. 4.88%, 3/15/2026(a)	9,135	8,724
Hardwoods Acquisition, Inc. 7.50%, 8/1/2021(a)	16,765	15,675
NWH Escrow Corp. 7.50%, 8/1/2021‡(a)	1,904	1,780

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Building Products — continued
Standard Industries, Inc.
6.00%, 10/15/2025(a)	13,990	14,130
5.00%, 2/15/2027(a)	4,555	4,279
4.75%, 1/15/2028(a)	13,700	12,570
Summit Materials LLC
6.13%, 7/15/2023	17,627	17,803
5.13%, 6/1/2025(a)	13,445	12,639

		87,600

Capital Markets — 0.3%
LPL Holdings, Inc. 5.75%, 9/15/2025(a)	12,862	12,380
MSCI, Inc.
5.25%, 11/15/2024(a)	4,552	4,597
5.75%, 8/15/2025(a)	1,700	1,749
5.38%, 5/15/2027(a)	4,866	4,878

		23,604

Chemicals — 2.5%
Blue Cube Spinco LLC 10.00%, 10/15/2025	7,625	8,883
CF Industries, Inc.
4.50%, 12/1/2026(a)	6,188	6,121
5.15%, 3/15/2034	4,845	4,488
Chemours Co. (The) 7.00%, 5/15/2025	11,896	12,758
Cornerstone Chemical Co. 6.75%, 8/15/2024(a)	5,504	5,463
CVR Partners LP 9.25%, 6/15/2023(a)	49,874	51,245
FXI Holdings, Inc. 7.88%, 11/1/2024(a)	13,428	13,294
Gates Global LLC 6.00%, 7/15/2022(a)	3,057	3,088
Hexion, Inc. 6.63%, 4/15/2020	27,903	26,333
Huntsman International LLC 5.13%, 11/15/2022	4,539	4,675
Ingevity Corp. 4.50%, 2/1/2026(a)	3,725	3,520
Koppers, Inc. 6.00%, 2/15/2025(a)	3,488	3,536
Momentive Performance Materials USA LLC 8.88%, 10/15/2020‡(b)	9,310	—	(c)
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(a)	8,710	8,329
5.00%, 5/1/2025(a)	7,169	6,846
5.25%, 6/1/2027(a)	6,906	6,544
Nufarm Australia Ltd. (Australia) 5.75%, 4/30/2026(a)	9,159	8,879
PQ Corp. 5.75%, 12/15/2025(a)	8,961	8,804
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	9,035	8,945
Tronox Finance plc 5.75%, 10/1/2025(a)	9,475	9,191
Tronox, Inc. 6.50%, 4/15/2026(a)	8,307	8,193
Venator Finance SARL 5.75%, 7/15/2025(a)	8,590	8,418

		217,553

Commercial Services & Supplies — 2.2%
ADT Corp. (The) 4.13%, 6/15/2023	42,765	39,130
Brink’s Co. (The) 4.63%, 10/15/2027(a)	9,820	8,838
Covanta Holding Corp.
5.88%, 3/1/2024	6,400	6,288
5.88%, 7/1/2025	2,642	2,547
Garda World Security Corp. (Canada)
7.25%, 11/15/2021(a)	910	915
8.75%, 5/15/2025(a)	64,190	65,313
Harland Clarke Holdings Corp. 8.38%, 8/15/2022(a)	3,000	3,007
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 4.64%, 12/21/2065(a)(d)	10,594	10,011
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(a)	2,250	2,171
Nielsen Finance LLC 5.00%, 4/15/2022(a)	11,585	11,492
Prime Security Services Borrower LLC 9.25%, 5/15/2023(a)	41,885	44,386
Quad/Graphics, Inc. 7.00%, 5/1/2022	3,650	3,664

		197,762

Communications Equipment — 0.8%
Avaya, Inc. 7.00%, 4/1/2019‡(b)	23,379	2
CB Escrow Corp. 8.00%, 10/15/2025(a)	6,219	5,815
CommScope Technologies LLC
6.00%, 6/15/2025(a)	9,469	9,493
5.00%, 3/15/2027(a)	6,425	6,007
CommScope, Inc.
5.00%, 6/15/2021(a)	5,880	5,910
5.50%, 6/15/2024(a)	9,665	9,689
Goodman Networks, Inc. 8.00%, 5/11/2022‡	4,776	3,296
Nokia OYJ (Finland)
3.38%, 6/12/2022	3,713	3,620
4.38%, 6/12/2027	6,523	6,142
6.63%, 5/15/2039	6,936	7,264
Plantronics, Inc. 5.50%, 5/31/2023(a)	8,932	8,887
ViaSat, Inc. 5.63%, 9/15/2025(a)	4,560	4,275

		70,400

Construction & Engineering — 0.8%
AECOM 5.13%, 3/15/2027	28,016	25,985
MasTec, Inc. 4.88%, 3/15/2023	22,462	22,209
Tutor Perini Corp. 6.88%, 5/1/2025(a)	26,235	26,424

		74,618

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Construction Materials — 1.3%
Cemex SAB de CV (Mexico)
5.70%, 1/11/2025(a)	7,935	7,777
6.13%, 5/5/2025(a)	34,615	35,048
7.75%, 4/16/2026(a)	58,605	63,117
US Concrete, Inc. 6.38%, 6/1/2024	12,576	12,780

		118,722

Consumer Finance — 1.7%
Ally Financial, Inc.
4.63%, 5/19/2022	8,846	8,879
5.13%, 9/30/2024	10,546	10,810
4.63%, 3/30/2025	11,901	11,752
5.75%, 11/20/2025	18,549	18,911
8.00%, 11/1/2031	14,374	17,249
FirstCash, Inc. 5.38%, 6/1/2024(a)	3,313	3,321
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.89%, 12/21/2065(a)(d)	26,236	25,023
Springleaf Finance Corp.
7.75%, 10/1/2021	5,917	6,402
6.13%, 5/15/2022	10,500	10,710
5.63%, 3/15/2023	23,928	23,629
6.88%, 3/15/2025	6,990	6,955
7.13%, 3/15/2026	5,705	5,703

		149,344

Containers & Packaging — 1.7%
Ardagh Packaging Finance plc (Ireland)
4.63%, 5/15/2023(a)	14,250	14,157
7.25%, 5/15/2024(a)	12,500	13,047
6.00%, 2/15/2025(a)	18,400	18,032
Ball Corp.
5.25%, 7/1/2025	5,740	5,848
4.88%, 3/15/2026	1,290	1,277
Berry Global, Inc.
5.50%, 5/15/2022	4,000	4,070
5.13%, 7/15/2023	15,950	15,791
4.50%, 2/15/2026(a)	4,135	3,866
BWAY Holding Co. 5.50%, 4/15/2024(a)	8,759	8,649
Cascades, Inc. (Canada) 5.50%, 7/15/2022(a)	487	486
Crown Americas LLC
4.75%, 2/1/2026(a)	3,250	3,070
4.25%, 9/30/2026	4,310	3,900
Flex Acquisition Co., Inc. 6.88%, 1/15/2025(a)	4,046	3,904
OI European Group BV 4.00%, 3/15/2023(a)	5,307	4,989
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022(a)	2,890	2,886
5.88%, 8/15/2023(a)	4,350	4,421
5.38%, 1/15/2025(a)	7,403	7,273
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	10,176	10,227
6.87%, 2/15/2021	728	737
5.13%, 7/15/2023(a)	1,695	1,665
Sealed Air Corp.
5.25%, 4/1/2023(a)	2,094	2,136
5.13%, 12/1/2024(a)	17,767	18,011
5.50%, 9/15/2025(a)	1,686	1,741

		150,183

Distributors — 0.2%
Global Partners LP
6.25%, 7/15/2022	7,245	7,046
7.00%, 6/15/2023	8,845	8,778
LKQ Corp. 4.75%, 5/15/2023	213	212
Univar USA, Inc. 6.75%, 7/15/2023(a)	5,140	5,314

		21,350

Diversified Consumer Services — 0.4%
Graham Holdings Co. 5.75%, 6/1/2026(a)	4,883	4,908
Service Corp. International
8.00%, 11/15/2021	10,675	11,956
5.38%, 5/15/2024	2,630	2,653
Sotheby’s 4.88%, 12/15/2025(a)	13,830	13,350

		32,867

Diversified Financial Services — 0.7%
ACE Cash Express, Inc. 12.00%, 12/15/2022(a)	12,143	13,388
CNG Holdings, Inc. 9.38%, 5/15/2020(a)	26,446	26,314
Nationstar Mortgage LLC
6.50%, 7/1/2021	6,244	6,307
6.50%, 6/1/2022	6,635	6,784
Travelport Corporate Finance plc 6.00%, 3/15/2026(a)	7,080	7,115

		59,908

Diversified Telecommunication Services — 6.8%
Altice France SA (France)
6.00%, 5/15/2022(a)	37,230	37,090
6.25%, 5/15/2024(a)	11,702	11,351
7.38%, 5/1/2026(a)	21,602	21,062
CCO Holdings LLC
5.88%, 4/1/2024(a)	61,683	62,223
5.75%, 2/15/2026(a)	41,640	40,795
5.50%, 5/1/2026(a)	13,573	13,102
5.13%, 5/1/2027(a)	15,886	14,873
5.00%, 2/1/2028(a)	8,590	7,946
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	3,805	3,895
Series T, 5.80%, 3/15/2022	7,280	7,162

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Diversified Telecommunication Services — continued
Series W, 6.75%, 12/1/2023	2,673	2,676
Series Y, 7.50%, 4/1/2024	1,735	1,783
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)	14,226	12,732
Embarq Corp. 8.00%, 6/1/2036	93,035	88,383
Frontier Communications Corp.
10.50%, 9/15/2022	11,179	10,061
7.13%, 1/15/2023	3,700	2,706
11.00%, 9/15/2025	24,467	19,573
8.50%, 4/1/2026(a)	7,485	7,251
Intelsat Jackson Holdings SA (Luxembourg)
7.25%, 10/15/2020	18,657	18,284
7.50%, 4/1/2021	21,600	21,114
5.50%, 8/1/2023	17,988	15,728
8.00%, 2/15/2024(a)	25,750	27,230
9.75%, 7/15/2025(a)	9,004	9,342
Intelsat Luxembourg SA (Luxembourg)
7.75%, 6/1/2021	1,873	1,545
8.13%, 6/1/2023	4,312	3,299
Level 3 Financing, Inc.
5.63%, 2/1/2023	5,256	5,300
5.13%, 5/1/2023	6,558	6,427
5.38%, 1/15/2024	3,655	3,564
5.38%, 5/1/2025	20,227	19,570
Qwest Capital Funding, Inc. 7.75%, 2/15/2031	3,953	3,607
Sprint Capital Corp.
6.90%, 5/1/2019	3,465	3,560
8.75%, 3/15/2032	27,630	29,737
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	15,157	15,384
6.00%, 9/30/2034	11,010	10,515
7.20%, 7/18/2036	5,021	5,335
7.72%, 6/4/2038	2,407	2,666
Virgin Media Finance plc (United Kingdom)
5.25%, 2/15/2022‡	8,595	8,208
6.38%, 4/15/2023(a)	13,192	13,357
Windstream Services LLC
6.38%, 8/1/2023(a)	8,296	4,687
8.75%, 12/15/2024(a)	16,499	9,982

		603,105

Electric Utilities — 0.2%
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(a)	2,898	2,782
4.50%, 9/15/2027(a)	6,128	5,699
Terraform Global Operating LLC 6.13%, 3/1/2026(a)	3,775	3,756
Texas Competitive Electric Holdings Co. LLC
8.50%, 5/1/2020‡(b)	153,570	1,152
11.50%, 10/1/2020‡(b)	15,375	115

		13,504

Electrical Equipment — 0.7%
Sensata Technologies BV
4.88%, 10/15/2023(a)	12,987	12,987
5.63%, 11/1/2024(a)	2,101	2,182
Vertiv Group Corp. 9.25%, 10/15/2024(a)	49,156	48,173

		63,342

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC
5.00%, 9/1/2023	8,492	8,577
5.50%, 12/1/2024	3,001	3,091
5.00%, 9/1/2025	1,788	1,766
Itron, Inc. 5.00%, 1/15/2026(a)	8,879	8,524

		21,958

Energy Equipment & Services — 3.1%
Apergy Corp. 6.38%, 5/1/2026(a)	1,441	1,466
Bristow Group, Inc.
6.25%, 10/15/2022	6,519	5,020
8.75%, 3/1/2023(a)	4,353	4,266
Calfrac Holdings LP (Canada) 8.50%, 6/15/2026(a)	4,499	4,470
CSI Compressco LP
7.25%, 8/15/2022	8,400	7,875
7.50%, 4/1/2025(a)	4,240	4,261
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	5,020	5,183
Ensco plc
4.50%, 10/1/2024	3,313	2,758
5.20%, 3/15/2025	10,860	9,095
7.75%, 2/1/2026	1,925	1,834
5.75%, 10/1/2044	845	602
KCA Deutag UK Finance plc (United Kingdom)
7.25%, 5/15/2021(a)	13,585	13,075
9.88%, 4/1/2022(a)	15,069	15,446
9.63%, 4/1/2023(a)	2,010	2,005
Nabors Industries, Inc.
5.10%, 9/15/2023	1,064	1,011
5.75%, 2/1/2025(a)	6,928	6,564
Noble Holding International Ltd. (United Kingdom)
7.75%, 1/15/2024	4,076	3,822
7.95%, 4/1/2025	3,285	2,997
7.88%, 2/1/2026(a)	13,439	13,691
6.20%, 8/1/2040	6,316	4,516
5.25%, 3/15/2042	2,672	1,790
Precision Drilling Corp. (Canada)
5.25%, 11/15/2024	1,923	1,808
7.13%, 1/15/2026(a)	5,979	6,098
Rowan Cos., Inc.
4.88%, 6/1/2022	3,424	3,206
4.75%, 1/15/2024	1,156	991
7.38%, 6/15/2025	3,580	3,464

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Energy Equipment & Services — continued
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(a)	22,457	22,906
Telford Offshore Ltd. (Cayman Islands) Series B, 14.00% (PIK), 2/12/2024‡(g)	6,530	5,043
Transocean, Inc.
9.00%, 7/15/2023(a)	16,118	17,367
7.50%, 1/15/2026(a)	17,060	17,295
7.50%, 4/15/2031	10,704	9,874
6.80%, 3/15/2038	8,330	7,018
9.35%, 12/15/2041	12,445	12,445
Trinidad Drilling Ltd. (Canada) 6.63%, 2/15/2025(a)	2,862	2,726
Unit Corp. 6.63%, 5/15/2021	22,507	22,563
USA Compression Partners LP 6.88%, 4/1/2026(a)	3,880	3,996
Weatherford International LLC
9.88%, 3/1/2025(a)	3,171	3,100
6.80%, 6/15/2037	64	50
Weatherford International Ltd.
7.75%, 6/15/2021	775	787
4.50%, 4/15/2022	1,029	937
8.25%, 6/15/2023	4,170	4,045
9.88%, 2/15/2024	3,440	3,388
6.50%, 8/1/2036	3,169	2,464
7.00%, 3/15/2038	828	654
6.75%, 9/15/2040	2,774	2,164
5.95%, 4/15/2042	12,585	9,344

		275,480

Equity Real Estate Investment Trusts (REITs) — 1.4%
CyrusOne LP
5.00%, 3/15/2024	8,732	8,743
5.38%, 3/15/2027	4,143	4,174
Equinix, Inc.
5.38%, 1/1/2022	7,608	7,827
5.38%, 4/1/2023	18,333	18,745
5.75%, 1/1/2025	4,171	4,244
5.88%, 1/15/2026	4,529	4,614
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	16,265	15,624
Iron Mountain, Inc.
5.75%, 8/15/2024	17,053	16,818
4.88%, 9/15/2027(a)	7,403	6,885
5.25%, 3/15/2028(a)	8,573	8,069
MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	6,080	6,141
SBA Communications Corp.
4.88%, 7/15/2022	8,205	8,102
4.00%, 10/1/2022(a)	1,951	1,873
4.88%, 9/1/2024	6,516	6,093
Uniti Group LP 6.00%, 4/15/2023(a)	3,530	3,448

		121,400

Food & Staples Retailing — 1.7%
Albertsons Cos. LLC
6.63%, 6/15/2024	59,310	55,769
5.75%, 3/15/2025	9,975	8,778
New Albertsons LP
7.75%, 6/15/2026	1,033	899
7.45%, 8/1/2029	7,018	5,614
8.70%, 5/1/2030	9,625	8,470
8.00%, 5/1/2031	14,241	11,784
SUPERVALU, Inc.
6.75%, 6/1/2021	12,078	12,256
7.75%, 11/15/2022	50,000	49,750

		153,320

Food Products — 2.3%
B&G Foods, Inc. 5.25%, 4/1/2025	9,532	8,960
Dean Foods Co. 6.50%, 3/15/2023(a)	15,215	14,911
Dole Food Co., Inc. 7.25%, 6/15/2025(a)	16,796	16,670
JBS USA LUX SA (Brazil)
7.25%, 6/1/2021(a)	56,678	57,316
5.88%, 7/15/2024(a)	27,785	26,651
5.75%, 6/15/2025(a)	3,670	3,390
6.75%, 2/15/2028(a)	18,098	17,102
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	11,935	11,517
5.88%, 9/30/2027(a)	10,700	10,058
Post Holdings, Inc.
5.50%, 3/1/2025(a)	7,811	7,694
5.00%, 8/15/2026(a)	21,974	20,601
5.75%, 3/1/2027(a)	4,925	4,763

		199,633

Gas Utilities — 0.2%
AmeriGas Partners LP
5.50%, 5/20/2025	9,132	8,864
5.88%, 8/20/2026	4,381	4,261
5.75%, 5/20/2027	7,858	7,406

		20,531

Health Care Equipment & Supplies — 0.3%
Hologic, Inc.
4.38%, 10/15/2025(a)	6,457	6,175
4.63%, 2/1/2028(a)	2,883	2,717
Mallinckrodt International Finance SA
5.63%, 10/15/2023(a)	3,657	3,021
5.50%, 4/15/2025(a)	9,330	7,442
Teleflex, Inc.
5.25%, 6/15/2024	5,070	5,133
4.88%, 6/1/2026	5,000	4,888

		29,376

Health Care Providers & Services — 6.6%
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023	9,421	9,527
6.50%, 3/1/2024	8,830	9,139
Centene Corp.
5.63%, 2/15/2021	5,077	5,213
4.75%, 5/15/2022	2,630	2,656
6.13%, 2/15/2024	13,415	14,103
4.75%, 1/15/2025	15,285	15,189

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Health Care Providers & Services — continued
Community Health Systems, Inc.
7.13%, 7/15/2020	16,391	13,850
5.13%, 8/1/2021	9,612	9,032
6.88%, 2/1/2022	18,802	9,871
6.25%, 3/31/2023	25,441	23,724
DaVita, Inc.
5.75%, 8/15/2022	3,000	3,064
5.13%, 7/15/2024	20,898	20,375
5.00%, 5/1/2025	7,965	7,549
Envision Healthcare Corp.
5.13%, 7/1/2022(a)	13,898	13,933
5.63%, 7/15/2022	18,317	18,615
6.25%, 12/1/2024(a)	8,500	8,969
HCA Healthcare, Inc. 6.25%, 2/15/2021	11,585	12,135
HCA, Inc.
3.75%, 3/15/2019	4,583	4,606
4.25%, 10/15/2019	4,380	4,424
7.50%, 2/15/2022	21,198	23,106
5.88%, 3/15/2022	5,140	5,403
5.88%, 5/1/2023	32,840	34,154
5.00%, 3/15/2024	4,371	4,402
5.38%, 2/1/2025	50,120	49,243
5.88%, 2/15/2026	19,145	19,265
5.50%, 6/15/2047	8,700	8,113
LifePoint Health, Inc. 5.50%, 12/1/2021	2,029	2,037
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)	28,434	29,500
NVA Holdings, Inc. 6.88%, 4/1/2026(a)	5,931	5,844
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(a)(g)	16,586	17,145
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	29,818	25,793
Tenet Healthcare Corp.
5.50%, 3/1/2019	14	14
6.75%, 2/1/2020	6,208	6,417
6.00%, 10/1/2020	14,145	14,605
4.50%, 4/1/2021	12,061	11,989
4.38%, 10/1/2021	6,083	6,022
7.50%, 1/1/2022(a)	2,610	2,734
8.13%, 4/1/2022	17,661	18,456
6.75%, 6/15/2023	28,873	28,693
4.63%, 7/15/2024(a)	17,012	16,352
5.13%, 5/1/2025(a)	27,491	26,666
7.00%, 8/1/2025(a)	9,126	9,069
WellCare Health Plans, Inc. 5.25%, 4/1/2025	11,500	11,471

		582,467

Health Care Technology — 0.1%
IQVIA, Inc.
4.88%, 5/15/2023(a)	8,820	8,864
5.00%, 10/15/2026(a)	3,660	3,495

		12,359

Hotels, Restaurants & Leisure — 3.9%
1011778 BC ULC (Canada) 4.25%, 5/15/2024(a)	13,145	12,455
Boyd Gaming Corp.
6.88%, 5/15/2023	8,363	8,781
6.38%, 4/1/2026	12,745	13,064
Boyne USA, Inc. 7.25%, 5/1/2025(a)	13,580	14,081
CCM Merger, Inc. 6.00%, 3/15/2022(a)	4,382	4,459
Cedar Fair LP 5.38%, 6/1/2024	2,480	2,486
Chukchansi Economic Development Authority 9.75%, 5/30/2020(a)(b)	20,268	13,681
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	16,043	16,183
Eldorado Resorts, Inc.
7.00%, 8/1/2023	3,340	3,532
6.00%, 4/1/2025	18,441	18,349
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024(a)	13,337	14,070
GLP Capital LP
5.25%, 6/1/2025	7,480	7,480
5.38%, 4/15/2026	5,375	5,335
Golden Nugget, Inc. 6.75%, 10/15/2024(a)	28,728	29,051
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	3,945	3,758
5.13%, 5/1/2026(a)	4,735	4,622
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	2,432	2,517
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	4,626	4,464
4.88%, 4/1/2027	762	730
International Game Technology plc 6.50%, 2/15/2025(a)	8,425	8,636
IRB Holding Corp. 6.75%, 2/15/2026(a)	18,789	17,756
Jack Ohio Finance LLC
6.75%, 11/15/2021(a)	12,805	13,189
10.25%, 11/15/2022(a)	8,490	9,233
KFC Holding Co. 4.75%, 6/1/2027(a)	6,760	6,354
MGM Resorts International 6.00%, 3/15/2023	8,325	8,596
Sabre GLBL, Inc. 5.38%, 4/15/2023(a)	916	925
Scientific Games International, Inc.
10.00%, 12/1/2022	17,375	18,635
5.00%, 10/15/2025(a)	16,233	15,665
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021(a)	26,788	26,914

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Hotels, Restaurants & Leisure — continued
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	9,800	9,457
Station Casinos LLC 5.00%, 10/1/2025(a)	13,964	13,419
VOC Escrow Ltd. 5.00%, 2/15/2028(a)	8,428	7,938
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026(a)	3,360	3,352
Wyndham Worldwide Corp.
4.15%, 4/1/2024	3,713	3,667
5.10%, 10/1/2025	1,640	1,693
4.50%, 4/1/2027	3,662	3,608

		348,135

Household Durables — 1.3%
Lennar Corp.
5.88%, 11/15/2024(a)	19,675	20,216
4.75%, 5/30/2025	6,275	6,071
5.25%, 6/1/2026(a)	5,193	5,060
4.75%, 11/29/2027(a)	24,015	22,394
Mattamy Group Corp. (Canada)
6.88%, 12/15/2023(a)	5,123	5,270
6.50%, 10/1/2025(a)	3,600	3,559
New Home Co., Inc. (The) 7.25%, 4/1/2022	12,915	13,238
Tempur Sealy International, Inc. 5.63%, 10/15/2023	21,613	21,829
Toll Brothers Finance Corp.
5.63%, 1/15/2024	5,085	5,244
4.88%, 11/15/2025	930	895
4.35%, 2/15/2028	10,355	9,330

		113,106

Household Products — 0.2%
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023(a)	7,591	6,927
Spectrum Brands, Inc. 6.13%, 12/15/2024	12,694	12,868

		19,795

Independent Power and Renewable Electricity Producers — 1.6%
AES Corp. 5.50%, 4/15/2025	962	971
Calpine Corp.
5.88%, 1/15/2024(a)	5,000	4,987
5.50%, 2/1/2024	5,015	4,564
5.75%, 1/15/2025	9,821	8,937
5.25%, 6/1/2026(a)	20,308	19,191
NRG Energy, Inc.
7.25%, 5/15/2026	8,240	8,837
6.63%, 1/15/2027	14,090	14,548
5.75%, 1/15/2028(a)	7,934	7,836
NRG Yield Operating LLC 5.00%, 9/15/2026	8,000	7,700
Talen Energy Supply LLC 6.50%, 6/1/2025	19,210	14,888
Vistra Energy Corp.
5.88%, 6/1/2023	15,000	15,375
8.00%, 1/15/2025(a)	17,000	18,403
8.13%, 1/30/2026(a)	14,531	15,908

		142,145

Insurance — 0.3%
CNO Financial Group, Inc. 5.25%, 5/30/2025	10,373	10,425
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(a)	6,562	6,496
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(a)	7,307	8,732

		25,653

Internet & Direct Marketing Retail — 0.3%
Netflix, Inc.
5.50%, 2/15/2022	2,800	2,886
4.38%, 11/15/2026	1,716	1,617
4.88%, 4/15/2028(a)	10,445	9,924
5.88%, 11/15/2028(a)	8,269	8,342

		22,769

Internet Software & Services — 0.5%
Match Group, Inc. 6.38%, 6/1/2024	2,800	2,919
Rackspace Hosting, Inc. 8.63%, 11/15/2024(a)	17,316	17,619
Zayo Group LLC
6.00%, 4/1/2023	9,791	9,926
6.38%, 5/15/2025	6,040	6,123
5.75%, 1/15/2027(a)	10,620	10,275

		46,862

IT Services — 1.3%
Alliance Data Systems Corp.
5.88%, 11/1/2021(a)	5,475	5,578
5.38%, 8/1/2022(a)	21,047	21,152
Exela Intermediate LLC 10.00%, 7/15/2023(a)	21,440	21,949
First Data Corp.
7.00%, 12/1/2023(a)	21,813	22,849
5.00%, 1/15/2024(a)	9,901	9,891
5.75%, 1/15/2024(a)	29,900	30,013
Gartner, Inc. 5.13%, 4/1/2025(a)	4,237	4,205

		115,637

Leisure Products — 0.2%
Mattel, Inc.
3.15%, 3/15/2023	5,095	4,394
6.75%, 12/31/2025(a)	14,652	14,293

		18,687

Machinery — 0.8%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023(a)	8,122	8,437
Navistar International Corp. 6.63%, 11/1/2025(a)	13,628	14,071
Novelis Corp.
6.25%, 8/15/2024(a)	11,200	11,341
5.88%, 9/30/2026(a)	18,355	17,990
RBS Global, Inc. 4.88%, 12/15/2025(a)	4,143	3,988

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Machinery — continued
Tennant Co. 5.63%, 5/1/2025	6,733	6,699
Terex Corp. 5.63%, 2/1/2025(a)	9,125	9,056

		71,582

Media — 7.6%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023(a)	11,572	11,408
7.50%, 5/15/2026(a)	15,385	14,712
Altice Luxembourg SA (Luxembourg)
7.75%, 5/15/2022(a)	19,863	19,069
7.63%, 2/15/2025(a)	9,772	8,648
Altice US Finance I Corp.
5.38%, 7/15/2023(a)	18,018	17,748
5.50%, 5/15/2026(a)	22,093	21,216
AMC Entertainment Holdings, Inc.
5.88%, 2/15/2022	1,313	1,329
5.75%, 6/15/2025	12,190	11,916
5.88%, 11/15/2026	6,575	6,402
6.13%, 5/15/2027	6,283	6,060
AMC Networks, Inc.
5.00%, 4/1/2024	7,970	7,741
4.75%, 8/1/2025	7,443	6,996
Cablevision Systems Corp. 8.00%, 4/15/2020	28,079	29,623
Cequel Communications Holdings I LLC 7.50%, 4/1/2028(a)	10,530	10,543
Cinemark USA, Inc. 4.88%, 6/1/2023	8,940	8,638
Clear Channel Worldwide Holdings, Inc.
Series A, 7.63%, 3/15/2020	2,650	2,630
Series B, 7.63%, 3/15/2020	20,848	20,770
Series A, 6.50%, 11/15/2022	12,665	12,918
Series B, 6.50%, 11/15/2022	19,700	20,119
CSC Holdings LLC
6.75%, 11/15/2021	11,805	12,465
5.25%, 6/1/2024	12,966	12,255
10.88%, 10/15/2025(a)	1,492	1,729
5.50%, 4/15/2027(a)	22,285	21,338
5.38%, 2/1/2028(a)	9,265	8,663
DISH DBS Corp.
6.75%, 6/1/2021	43,570	43,461
5.88%, 7/15/2022	4,689	4,384
5.00%, 3/15/2023	15,484	13,374
5.88%, 11/15/2024	5,813	4,828
7.75%, 7/1/2026	18,502	15,958
EMI Music Publishing Group North America Holdings, Inc. 7.63%, 6/15/2024(a)	12,947	14,015
EW Scripps Co. (The) 5.13%, 5/15/2025(a)	4,141	3,918
Gray Television, Inc.
5.13%, 10/15/2024(a)	15,730	14,826
5.88%, 7/15/2026(a)	6,285	5,939
iHeartCommunications, Inc. 9.00%, 12/15/2019(b)	4,957	3,879
Lamar Media Corp. 5.75%, 2/1/2026	1,450	1,468
Liberty Interactive LLC 8.25%, 2/1/2030	9,255	9,838
LIN Television Corp. 5.88%, 11/15/2022	5,169	5,305
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)	7,130	6,934
5.63%, 3/15/2026(a)	2,075	2,070
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024(a)	2,690	2,631
Outfront Media Capital LLC
5.63%, 2/15/2024	8,651	8,694
5.88%, 3/15/2025	10,319	10,422
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	3,580	3,643
Sinclair Television Group, Inc.
5.63%, 8/1/2024(a)	8,978	8,942
5.88%, 3/15/2026(a)	1,074	1,063
5.13%, 2/15/2027(a)	11,246	10,459
Sirius XM Radio, Inc.
4.63%, 5/15/2023(a)	8,874	8,741
5.38%, 4/15/2025(a)	12,830	12,686
5.00%, 8/1/2027(a)	14,983	14,236
TEGNA, Inc.
6.38%, 10/15/2023	12,135	12,560
5.50%, 9/15/2024(a)	5,365	5,392
Unitymedia GmbH (Germany) 6.13%, 1/15/2025(a)	11,122	11,472
Univision Communications, Inc.
5.13%, 5/15/2023(a)	9,025	8,551
5.13%, 2/15/2025(a)	9,760	8,988
UPC Holding BV (Netherlands) 5.50%, 1/15/2028(a)	5,300	4,849
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(a)	14,587	14,004
Viacom, Inc. 4.38%, 3/15/2043	4,675	4,000
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057(d)	11,631	11,398
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(d)	6,259	6,135
Videotron Ltd. (Canada) 5.38%, 6/15/2024(a)	11,212	11,335
WMG Acquisition Corp.
5.63%, 4/15/2022(a)	6,129	6,228
5.00%, 8/1/2023(a)	2,651	2,618
4.88%, 11/1/2024(a)	3,014	2,939
5.50%, 4/15/2026(a)	12,386	12,262
Ziggo Bond Finance BV (Netherlands) 5.88%, 1/15/2025(a)	14,520	13,721
Ziggo BV (Netherlands) 5.50%, 1/15/2027(a)	14,330	13,681

		676,783

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Metals & Mining — 3.5%
AK Steel Corp.
7.50%, 7/15/2023	2,802	2,946
6.38%, 10/15/2025	7,804	7,277
7.00%, 3/15/2027	7,358	7,027
Alcoa Nederland Holding BV 6.75%, 9/30/2024(a)	9,912	10,484
Aleris International, Inc.
7.88%, 11/1/2020	6,401	6,465
9.50%, 4/1/2021(a)	10,740	11,250
ArcelorMittal (Luxembourg)
5.75%, 3/1/2021	5,041	5,243
6.50%, 2/25/2022	19,085	20,421
6.13%, 6/1/2025	2,902	3,112
7.25%, 10/15/2039	10,547	12,234
7.00%, 3/1/2041	5,907	6,677
Big River Steel LLC 7.25%, 9/1/2025(a)	4,300	4,477
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025	3,960	3,779
Coeur Mining, Inc. 5.88%, 6/1/2024	591	579
Commercial Metals Co.
4.88%, 5/15/2023	5,918	5,755
5.38%, 7/15/2027	4,415	4,228
Constellium NV 6.63%, 3/1/2025(a)	11,618	11,574
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022(a)	7,405	7,266
5.13%, 5/15/2024(a)	7,945	7,796
Freeport-McMoRan, Inc.
4.00%, 11/14/2021	1,885	1,866
3.55%, 3/1/2022	13,635	13,136
3.88%, 3/15/2023	24,955	23,988
4.55%, 11/14/2024	5,710	5,539
5.40%, 11/14/2034	4,841	4,454
5.45%, 3/15/2043	14,029	12,635
Hecla Mining Co. 6.88%, 5/1/2021	15,716	16,011
Hudbay Minerals, Inc. (Canada) 7.25%, 1/15/2023(a)	6,615	6,830
Kaiser Aluminum Corp. 5.88%, 5/15/2024	4,155	4,269
Northwest Acquisitions ULC 7.13%, 11/1/2022(a)	4,291	4,345
Steel Dynamics, Inc.
5.25%, 4/15/2023	5,425	5,506
4.13%, 9/15/2025	9,440	8,921
5.00%, 12/15/2026	6,100	6,032
Teck Resources Ltd. (Canada)
4.75%, 1/15/2022	9,070	9,164
6.13%, 10/1/2035	12,619	13,029
6.00%, 8/15/2040	8,200	8,221
5.40%, 2/1/2043	8,060	7,435
United States Steel Corp.
6.88%, 8/15/2025	2,327	2,380
6.25%, 3/15/2026	13,791	13,666

		306,017

Multiline Retail — 0.3%
Cumberland Farms, Inc. 6.75%, 5/1/2025(a)	3,761	3,864
JC Penney Corp., Inc. 8.63%, 3/15/2025(a)	4,625	3,834
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021(a)	25,977	18,574

		26,272

Oil, Gas & Consumable Fuels — 9.2%
Aker BP ASA (Norway)
6.00%, 7/1/2022(a)	1,916	1,972
5.88%, 3/31/2025(a)	4,651	4,791
Antero Resources Corp. 5.13%, 12/1/2022	22,588	22,701
Athabasca Oil Corp. (Canada) 9.88%, 2/24/2022(a)	20,242	20,697
Baytex Energy Corp. (Canada)
5.13%, 6/1/2021(a)	1,254	1,191
5.63%, 6/1/2024(a)	2,694	2,452
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 1/22/2078(d)	7,720	7,247
California Resources Corp. 8.00%, 12/15/2022(a)	5,570	4,916
Callon Petroleum Co. 6.13%, 10/1/2024	1,427	1,439
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	19,797	20,044
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	13,135	14,498
5.88%, 3/31/2025	10,810	11,283
Cheniere Energy Partners LP 5.25%, 10/1/2025(a)	6,240	6,068
Chesapeake Energy Corp. (ICE LIBOR USD 3 Month + 3.25%), 5.60%, 4/15/2019(d)	4,440	4,429
5.75%, 3/15/2023	1,458	1,370
8.00%, 1/15/2025	6,365	6,325
8.00%, 6/15/2027	25,485	25,294
CITGO Petroleum Corp. 6.25%, 8/15/2022(a)	8,777	8,733
CNX Midstream Partners LP 6.50%, 3/15/2026(a)	3,481	3,394
Crestwood Midstream Partners LP
6.25%, 4/1/2023	3,865	3,933
5.75%, 4/1/2025	9,449	9,331
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022(d)(e)(f)	10,410	10,020
DCP Midstream Operating LP
3.88%, 3/15/2023	20,210	19,452
6.75%, 9/15/2037(a)	10,266	10,972
Delek Logistics Partners LP 6.75%, 5/15/2025	18,721	18,534
Denbury Resources, Inc.
9.25%, 3/31/2022(a)	2,345	2,492
5.50%, 5/1/2022	2,966	2,617

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Diamondback Energy, Inc. 4.75%, 11/1/2024	342	330
Energy Transfer Equity LP
4.25%, 3/15/2023	5,648	5,472
5.88%, 1/15/2024	24,271	25,181
5.50%, 6/1/2027	865	877
Energy Transfer Partners LP Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.62%, 2/15/2028(d)(e)(f)	4,985	4,663
EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(d)(e)(f)	4,454	4,064
Enterprise Products Operating LLC (ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(d)	4,740	4,382
EP Energy LLC
9.38%, 5/1/2020	3,631	3,540
8.00%, 11/29/2024(a)	16,350	16,187
8.00%, 2/15/2025(a)	20,832	15,103
7.75%, 5/15/2026(a)	13,142	13,372
Genesis Energy LP
6.75%, 8/1/2022	5,275	5,354
6.00%, 5/15/2023	7,230	7,049
5.63%, 6/15/2024	7,665	7,186
Gulfport Energy Corp.
6.00%, 10/15/2024	21,500	20,210
6.38%, 5/15/2025	2,791	2,679
Hilcorp Energy I LP 5.00%, 12/1/2024(a)	19,097	18,620
Holly Energy Partners LP 6.00%, 8/1/2024(a)	9,746	9,722
Jupiter Resources, Inc. (Canada) 8.50%, 10/1/2022(a)	7,056	2,928
Martin Midstream Partners LP 7.25%, 2/15/2021	17,412	17,325
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(a)	9,446	8,525
7.00%, 3/31/2024(a)	4,221	3,809
6.50%, 1/15/2025(a)	8,028	8,046
NGPL PipeCo LLC 4.88%, 8/15/2027(a)	4,649	4,514
NuStar Logistics LP 5.63%, 4/28/2027	11,719	11,162
Oasis Petroleum, Inc. 6.88%, 3/15/2022	4,057	4,118
Parsley Energy LLC 5.38%, 1/15/2025(a)	3,737	3,690
PBF Holding Co. LLC
7.00%, 11/15/2023	4,224	4,377
7.25%, 6/15/2025	16,205	16,808
PBF Logistics LP 6.88%, 5/15/2023	6,058	6,111
Peabody Energy Corp. 6.00%, 3/31/2022(a)	5,828	5,957
Penn Virginia Corp.
7.25%, 4/15/2019‡(b)	1,500	2
8.50%, 5/1/2020‡(b)	14,125	18
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.12%, 11/15/2022(d)(e)(f)	10,880	10,418
QEP Resources, Inc.
5.38%, 10/1/2022	10,268	10,444
5.25%, 5/1/2023	4,482	4,387
5.63%, 3/1/2026	266	254
Sanchez Energy Corp.
7.75%, 6/15/2021	9,653	8,298
6.13%, 1/15/2023	3,025	1,989
7.25%, 2/15/2023(a)	3,414	3,350
SemGroup Corp.
5.63%, 7/15/2022	11,605	11,257
5.63%, 11/15/2023	6,417	5,984
7.25%, 3/15/2026	9,339	9,152
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025(a)	10,377	10,014
SM Energy Co. 5.00%, 1/15/2024	16,435	15,408
Southwestern Energy Co. 6.70%, 1/23/2025	11,670	11,495
Summit Midstream Holdings LLC
5.50%, 8/15/2022	4,249	4,143
5.75%, 4/15/2025	12,188	11,609
Sunoco LP
4.88%, 1/15/2023(a)	7,282	6,955
5.50%, 2/15/2026(a)	5,151	4,874
5.88%, 3/15/2028(a)	2,342	2,200
Tallgrass Energy Partners LP 5.50%, 9/15/2024(a)	10,615	10,668
Talos Production LLC 11.00%, 4/3/2022(a)	1,207	1,258
Targa Resources Partners LP
4.25%, 11/15/2023	1,857	1,769
5.13%, 2/1/2025	20,242	19,989
5.88%, 4/15/2026(a)	3,771	3,789
5.38%, 2/1/2027	5,550	5,383
5.00%, 1/15/2028(a)	5,180	4,868
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)	10,560	10,190
6.63%, 6/15/2025(a)(h)	4,160	4,430
5.00%, 1/31/2028(a)	12,579	11,872
TransMontaigne Partners LP 6.13%, 2/15/2026	5,535	5,577
Tullow Oil plc (Ghana) 7.00%, 3/1/2025(a)	22,241	22,102
Ultra Resources, Inc.
6.88%, 4/15/2022(a)	41,823	28,074
7.13%, 4/15/2025(a)	16,578	10,278
Whiting Petroleum Corp. 6.63%, 1/15/2026(a)	6,850	7,013

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Williams Cos., Inc. (The)
3.70%, 1/15/2023	7,185	6,988
4.55%, 6/24/2024	1,305	1,310
Series A, 7.50%, 1/15/2031	939	1,131
7.75%, 6/15/2031	6,533	7,975
5.75%, 6/24/2044	9,220	9,658
WPX Energy, Inc. 5.75%, 6/1/2026	5,000	4,991

		819,120

Paper & Forest Products — 0.2%
Clearwater Paper Corp.
4.50%, 2/1/2023	9,437	8,753
5.38%, 2/1/2025(a)	12,583	11,325

		20,078

Personal Products — 0.1%
Revlon Consumer Products Corp. 6.25%, 8/1/2024	14,738	8,548

Pharmaceuticals — 2.9%
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026(a)	1,813	1,745
Concordia International Corp. (Canada)
9.00%, 4/1/2022(a)	21,621	19,567
7.00%, 4/15/2023‡(a)(b)	25,373	1,522
Endo Dac
6.00%, 7/15/2023(a)	20,050	14,781
5.88%, 10/15/2024(a)	6,473	6,198
6.00%, 2/1/2025(a)	8,650	6,141
Endo Finance LLC
5.75%, 1/15/2022(a)	7,451	6,203
7.25%, 1/15/2022(a)	7,185	6,224
5.38%, 1/15/2023(a)	5,000	3,713
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/2021(a)	11,237	11,448
6.75%, 8/15/2021(a)	14,248	14,395
6.50%, 3/15/2022(a)	5,959	6,205
7.25%, 7/15/2022(a)	20,212	20,519
5.50%, 3/1/2023(a)	3,444	3,203
5.88%, 5/15/2023(a)	72,842	69,200
7.00%, 3/15/2024(a)	10,831	11,346
5.50%, 11/1/2025(a)	12,100	11,873
9.00%, 12/15/2025(a)	20,917	21,884
9.25%, 4/1/2026(a)	11,422	11,989
8.50%, 1/31/2027(a)	6,054	6,152

		254,308

Professional Services — 0.2%
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(a)	13,651	13,378
Jaguar Holding Co. II 6.38%, 8/1/2023(a)	1,750	1,759

		15,137

Real Estate Management & Development — 0.1%
Highland Ranch 6.70%, 9/1/2020‡	5,864	5,805
Kennedy-Wilson, Inc. 5.88%, 4/1/2024(a)	6,126	6,019

		11,824

Road & Rail — 0.9%
Ashtead Capital, Inc. (United Kingdom) 5.63%, 10/1/2024(a)	8,545	8,780
Avis Budget Car Rental LLC
5.50%, 4/1/2023	2,650	2,550
5.25%, 3/15/2025(a)	6,925	6,406
Avolon Holdings Funding Ltd. (Ireland) 5.50%, 1/15/2023(a)	2,253	2,233
DAE Funding LLC (United Arab Emirates)
4.50%, 8/1/2022(a)	6,404	6,119
5.00%, 8/1/2024(a)	7,700	7,240
Hertz Corp. (The)
7.38%, 1/15/2021	4,800	4,680
5.50%, 10/15/2024(a)	5,295	4,230
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022(a)	8,607	8,489
4.50%, 3/15/2023(a)	8,213	7,823
5.50%, 2/15/2024(a)	21,246	20,847

		79,397

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc. 7.00%, 7/1/2024	1,365	1,437
Entegris, Inc. 4.63%, 2/10/2026(a)	7,308	7,006
NXP BV (Netherlands)
4.13%, 6/1/2021(a)	14,027	14,150
3.88%, 9/1/2022(a)	1,850	1,837
Qorvo, Inc.
6.75%, 12/1/2023	5,280	5,597
7.00%, 12/1/2025	3,533	3,802
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	6,367	6,630
Versum Materials, Inc. 5.50%, 9/30/2024(a)	2,523	2,536

		42,995

Software — 1.9%
Camelot Finance SA 7.88%, 10/15/2024(a)	16,624	17,040
CURO Financial Technologies Corp. 12.00%, 3/1/2022(a)	10,115	10,996
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(a)	21,955	24,288
Infor Software Parent LLC 7.13% (cash), 5/1/2021(a)(g)	13,039	13,104
Infor US, Inc.
5.75%, 8/15/2020(a)	8,351	8,487
6.50%, 5/15/2022	17,882	18,172
Informatica LLC 7.13%, 7/15/2023(a)	8,600	8,729

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Software — continued
Nuance Communications, Inc.
5.38%, 8/15/2020(a)	4,533	4,550
5.63%, 12/15/2026	10,819	10,549
Open Text Corp. (Canada)
5.63%, 1/15/2023(a)	7,385	7,551
5.88%, 6/1/2026(a)	11,578	11,840
Solera LLC 10.50%, 3/1/2024(a)	15,145	16,806
Symantec Corp. 5.00%, 4/15/2025(a)	12,798	12,371

		164,483

Specialty Retail — 1.3%
Claire’s Stores, Inc.
9.00%, 3/15/2019(a)(b)	17,700	10,310
6.13%, 3/15/2020(a)(b)	11,275	6,427
L Brands, Inc.
5.25%, 2/1/2028	5,066	4,623
6.88%, 11/1/2035	5,030	4,571
6.75%, 7/1/2036	6,900	6,210
Party City Holdings, Inc. 6.13%, 8/15/2023(a)	9,800	9,947
Penske Automotive Group, Inc. 5.50%, 5/15/2026	20,790	20,478
PetSmart, Inc.
7.13%, 3/15/2023(a)	10,819	5,201
5.88%, 6/1/2025(a)	7,758	5,353
8.88%, 6/1/2025(a)	9,631	4,599
Sally Holdings LLC 5.50%, 11/1/2023	3,950	3,901
Staples, Inc. 8.50%, 9/15/2025(a)	33,710	31,586

		113,206

Technology Hardware, Storage & Peripherals — 1.1%
Dell International LLC
5.88%, 6/15/2021(a)	20,028	20,553
7.13%, 6/15/2024(a)	12,430	13,356
6.02%, 6/15/2026(a)	6,333	6,679
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	23,247	22,666
EMC Corp.
2.65%, 6/1/2020	10,431	10,182
3.38%, 6/1/2023	1,000	936
Western Digital Corp. 4.75%, 2/15/2026	22,100	21,741

		96,113

Textiles, Apparel & Luxury Goods — 0.0%(i)
Hanesbrands, Inc. 4.63%, 5/15/2024(a)	2,377	2,321

Thrifts & Mortgage Finance — 0.7%
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022(a)	7,696	7,696
5.25%, 10/1/2025(a)	4,821	4,508
Quicken Loans, Inc.
5.75%, 5/1/2025(a)	23,293	22,711
5.25%, 1/15/2028(a)	11,830	10,824
Radian Group, Inc. 4.50%, 10/1/2024	14,215	13,522

		59,261

Trading Companies & Distributors — 1.6%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	18,400	17,940
Fly Leasing Ltd. (Ireland) 5.25%, 10/15/2024	3,902	3,717
H&E Equipment Services, Inc. 5.63%, 9/1/2025	9,050	8,948
HD Supply, Inc. 5.75%, 4/15/2024(a)	8,180	8,579
United Rentals North America, Inc.
5.75%, 11/15/2024	16,785	17,289
5.50%, 7/15/2025	7,950	8,049
4.63%, 10/15/2025	14,905	14,346
5.88%, 9/15/2026	23,565	24,095
5.50%, 5/15/2027	8,305	8,222
4.88%, 1/15/2028	21,410	20,106
WESCO Distribution, Inc. 5.38%, 6/15/2024	8,739	8,739

		140,030

Wireless Telecommunication Services — 3.2%
CB T-MOBILE USA, Inc.
6.50%, 1/15/2024	5,562	—	(c)
6.38%, 3/1/2025	16,845	—	(c)
5.13%, 4/15/2025	4,296	—	(c)
6.50%, 1/15/2026	7,296	—	(c)
4.50%, 2/1/2026	6,472	—	(c)
4.75%, 2/1/2028	6,603	—	(c)
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	13,633	12,968
6.63%, 8/1/2026	8,886	8,642
Inmarsat Finance plc (United Kingdom) 6.50%, 10/1/2024(a)	7,405	7,125
Intelsat Connect Finance SA (Luxembourg) 12.50%, 4/1/2022(a)	9,026	8,710
Sprint Communications, Inc.
9.00%, 11/15/2018(a)	1,134	1,161
7.00%, 3/1/2020(a)	10,776	11,263
7.00%, 8/15/2020	13,304	13,772
11.50%, 11/15/2021	5,758	6,780
9.25%, 4/15/2022	4,305	4,908
6.00%, 11/15/2022	2,183	2,167
Sprint Corp.
7.25%, 9/15/2021	15,959	16,517
7.88%, 9/15/2023	24,237	25,437
7.13%, 6/15/2024	42,232	42,549
7.63%, 2/15/2025	40,130	41,334
7.63%, 3/1/2026	8,406	8,637
T-Mobile USA, Inc.
6.50%, 1/15/2024	5,562	5,812
6.00%, 4/15/2024	17,049	17,711
6.38%, 3/1/2025	16,845	17,601
5.13%, 4/15/2025	4,296	4,295

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Wireless Telecommunication Services — continued
6.50%, 1/15/2026	7,296	7,615
4.50%, 2/1/2026	6,472	6,084
4.75%, 2/1/2028	6,603	6,174
Wind Tre SpA (Italy) 5.00%, 1/20/2026(a)	10,660	8,534

		285,796

TOTAL CORPORATE BONDS (Cost $8,075,900)		7,953,538

LOAN ASSIGNMENTS — 4.6%(j)
Aerospace & Defense — 0.0%(i)
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.74%, 10/4/2024(d)	4,050	4,046

Communications Equipment — 0.1%
Avaya, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 6.68%, 12/15/2024(d)	9,835	9,887

Containers & Packaging — 0.1%
Berry Plastics Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 3.73%, 2/8/2020(d)	839	840
Viskase Companies, Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.55%, 1/30/2021(d)	7,258	7,058

		7,898

Diversified Telecommunication Services — 0.4%
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.57%, 10/2/2024(d)	7,400	7,432
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.99%, 10/5/2023(d)	8,398	8,346
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.40%, 11/1/2024(d)(k)	14,871	14,917
Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 10.23%, 11/1/2025(d)	3,255	3,261

		33,956

Electrical Equipment — 0.1%
Cortes NP, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.91%, 11/30/2023(d)	8,373	8,257

Energy Equipment & Services — 0.1%
Mcdermott Technology Americas, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 6.91%, 5/12/2025(d)(k)	7,493	7,551

Food & Staples Retailing — 0.4%
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.29%, 12/21/2022(d)(k)	3,176	3,142
(ICE LIBOR USD 3 Month + 3.00%), 5.32%, 6/22/2023(d)(k)	5,929	5,857
Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 7.98%, 12/5/2023(d)	24,899	20,023
SUPERVALU, Inc., Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 6/8/2024(d)	2,733	2,734
SUPERVALU, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 6/8/2024(d)	4,555	4,556

		36,312

IT Services — 0.1%
First Data Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.22%, 4/26/2024(d)	10,685	10,678

Leisure Products — 0.1%
FGI Operating Co. LLC, Term Loan B
(ICE LIBOR USD 1 Month + 0.00%), 8.00%, 6/28/2018‡(d)(k)	4,441	4,441
(ICE LIBOR USD 1 Month + 0.00%), 8.00%, 4/19/2019(d)	20,056	4,588

		9,029

Machinery — 0.1%
Onex Wizard Acquisition Co. II SCA, Initial Dollar Term Loan (Luxembourg) (ICE LIBOR USD 1 Month + 2.75%), 4.65%, 3/11/2022(d)	10,794	10,853

Media — 0.6%
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 3 Month + 6.75%), 9.05%, 1/30/2019(d)	37,355	29,319
iHeartCommunications, Inc., Tranche E Term Loan (ICE LIBOR USD 3 Month + 7.50%), 9.80%, 7/30/2019(d)	20,104	15,726

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Media — continued
MTL Publishing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.19%, 8/20/2023(d)	2,935	2,937
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 12/27/2020(d)	1,872	1,873
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 5/24/2023(d)(k)	3,504	3,500

		53,355

Multiline Retail — 0.0%(i)
JC Penney Corp., Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.57%, 6/23/2023(d)(k)	4,535	4,262

Oil, Gas & Consumable Fuels — 2.0%
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.34%, 12/31/2021(d)	62,081	69,570
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 6.70%, 12/31/2022(d)	43,362	44,319
Chesapeake Energy Corp., 1st Lien Last Out (ICE LIBOR USD 1 Month + 7.50%), 9.47%, 8/23/2021(d)	46,856	49,189
MEG Energy Corp., 1st Lien Term B Loan (Canada) (ICE LIBOR USD 3 Month + 3.50%), 5.81%, 12/31/2023(d)	2,904	2,912
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.93%, 4/12/2024(d)	9,051	8,261

		174,251

Personal Products — 0.1%
Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 9/7/2023(d)	8,115	6,296

Pharmaceuticals — 0.0%(i)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 4.25%), 6.23%, 10/21/2021(d)	3,870	3,481

Semiconductors & Semiconductor Equipment — 0.0%(i)
ON Semiconductor Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.98%, 3/31/2023(d)	786	787

Software — 0.1%
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.80%, 12/1/2023(d)	4,982	5,009

Specialty Retail — 0.1%
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.92%, 3/11/2022(d)	5,924	4,616

Wireless Telecommunication Services — 0.2%
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.93%, 3/9/2023(d)	14,587	14,600

TOTAL LOAN ASSIGNMENTS (Cost $431,459)		405,124

	Shares (000)
COMMON STOCKS — 0.8%
Capital Markets — 0.0%(i)
Goodman Private*‡	300	—	(c)

Commercial Services & Supplies — 0.0%(i)
Quad/Graphics, Inc.	2	35

Diversified Financial Services — 0.0%(i)
Adelphia Recovery Trust*‡	9,055	—	(c)

Energy Equipment & Services — 0.0%(i)
Telford Offshore Holdings Ltd. (Cayman Islands)*‡	368	551

Independent Power and Renewable Electricity Producers — 0.4%
Vistra Energy Corp.*	1,361	33,383

Insurance — 0.0%(i)
ACC Claims Holdings LLC*‡	7,076	71

Oil, Gas & Consumable Fuels — 0.2%
Penn Virginia Corp.*	210	14,489
Sabine Oil & Gas Holdings, Inc.*	3	160
Ultra Petroleum Corp.*	195	347

		14,996

Software — 0.2%
Avaya Holdings Corp.*	997	22,010

Specialty Retail — 0.0%(i)
Nebraska Book Holdings, Inc.*‡	116	3

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Wireless Telecommunication Services — 0.0%(i)
NII Holdings, Inc.*	1,491	3,414

TOTAL COMMON STOCKS (Cost $71,351)		74,463

PREFERRED STOCKS — 0.4%
Automobiles — 0.0%(i)
General Motors Co.
7.25%, 4/15/2041‡	246	—	(c)
7.38%, 5/15/2048‡	404	—	(c)
0.68%, 6/1/2049‡	50	—	(c)
7.38%, 10/1/2051‡	47	—	(c)
7.25%, 2/15/2052‡	548	—	(c)
Motors Liquidation Co. 7.25%, 7/15/2041‡	284	—	(c)

		—	(c)

Banks — 0.1%
GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 8.13%, 2/15/2040 ($25 par value)(d)	260	6,789

Capital Markets — 0.0%(i)
Goodman Private Preferred Shares*‡	358	1,190

Insurance — 0.3%
XLIT Ltd. (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 5.47%, 4/5/2018 ($1,000 par value)(d)(l)	27	27,194

TOTAL PREFERRED STOCKS (Cost $29,081)		35,173

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.0%(i)
Media — 0.0%(i)
Liberty Interactive LLC
4.00%, 11/15/2029	2,566	1,767
3.75%, 2/15/2030	4,448	3,036

		4,803

Specialty Retail — 0.0%(i)
Nebraska Book Holdings, Inc. 2.02%, 4/1/2026‡(a)(b)	2,679	—	(c)

TOTAL CONVERTIBLE BONDS (Cost $4,877)		4,803

	No. of Rights
RIGHTS — 0.0%(i)
Independent Power and Renewable Electricity Producers — 0.0%(i)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	2,797	1,496

	No. of Warrants
WARRANTS — 0.0%(i)
Oil, Gas & Consumable Fuels — 0.0%(i)
Sabine Oil & Gas Holdings, Inc. expiring 4/13/2026, price 1.00*	10	65
expiring 4/13/2026*	2	10

		75

Specialty Retail — 0.0%(i)
Nebraska Book Co., Inc. expiring 6/29/2019, price 1.00*‡	112	—	(c)
Nebraska Book Holdings, Inc. expiring 6/29/2019, price 1.00*‡	52	—	(c)

		—	(c)

TOTAL WARRANTS (Cost $64)		75

	Principal Amount ($000)
ASSET-BACKED SECURITIES — 0.0%(i)
CWABS Asset-Backed Certificates Trust Series 2004-13, Class MV8, 3.66%, 1/25/2035‡(m) (Cost $—)	66	1

CONVERTIBLE PREFERRED STOCKS — 0.0%(i)
Automobiles — 0.0%(i)
General Motors Co.
5.25%, 3/6/2032‡	973	—	(c)
6.25%, 7/15/2033‡	953	—	(c)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $—)		—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.8%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%(n)(o) (Cost $248,558)	248,558	248,558

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
1.79%, 9/13/2018(p)	4,550	4,525
2.08%, 11/15/2018(p)	3,800	3,765

TOTAL U.S. TREASURY OBLIGATIONS (COST $8,291)		8,290

TOTAL SHORT-TERM INVESTMENTS (Cost $256,849)		256,848

Total Investments — 98.4% (Cost $8,869,581)		8,731,521
Other Assets in Excess of Liabilities — 1.6%		137,627

Net Assets — 100.0%		8,869,148

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding — sell protection(1) as of May 31, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.30-V1	5.00	Quarterly	6/20/2023	3.53	USD 174,000	11,113	1,463	12,576

						11,113	1,463	12,576

(1)	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
GMAC	General Motors Acceptance Corp.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Defaulted security.
(c)	Amount rounds to less than one thousand.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(i)	Amount rounds to less than 0.05% of net assets.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of May 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and was in effect as of May 31, 2018.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(n)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown was the current yield as of May 31, 2018.
(p)	The rate shown is the effective yield as of May 31, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Capital Markets	$—	$—	$—	(a)	$—	(a)
Commercial Services & Supplies	35	—	—		35
Diversified Financial Services	—	—	—	(a)	—	(a)
Energy Equipment & Services	—	—	551		551
Independent Power and Renewable Electricity Producers	33,383	—	—		33,383
Insurance	—	—	71		71
Oil, Gas & Consumable Fuels	14,836	160	—		14,996
Software	22,010	—	—		22,010
Specialty Retail	—	—	3		3
Wireless Telecommunication Services	3,414	—	—		3,414

Total Common Stocks	73,678	160	625		74,463

Convertible Preferred Stock
Automobiles	—	—	—	(a)	—	(a)
Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Banks	6,789	—	—		6,789
Capital Markets	—	—	1,190		1,190
Insurance	—	27,194	—		27,194

Total Preferred Stocks	6,789	27,194	1,190		35,173

Debt Securities
Asset-Backed Securities	—	—	1		1
Convertible Bonds
Media	—	4,803	—		4,803
Specialty Retail	—	—	—	(a)	—	(a)

Total Convertible Bonds	—	4,803	—		4,803

Corporate Bonds
Aerospace & Defense	—	172,922	—		172,922
Air Freight & Logistics	—	10,590	—		10,590
Airlines	—	17,244	—		17,244
Auto Components	—	169,615	—		169,615
Automobiles	—	35,581	—	(a)	35,581
Banks	—	201,140	—		201,140
Building Products	—	85,820	1,780		87,600
Capital Markets	—	23,604	—		23,604
Chemicals	—	217,553	—	(a)	217,553
Commercial Services & Supplies	—	197,762	—		197,762
Communications Equipment	—	67,102	3,298		70,400
Construction & Engineering	—	74,618	—		74,618
Construction Materials	—	118,722	—		118,722
Consumer Finance	—	149,344	—		149,344
Containers & Packaging	—	150,183	—		150,183
Distributors	—	21,350	—		21,350
Diversified Consumer Services	—	32,867	—		32,867
Diversified Financial Services	—	59,908	—		59,908
Diversified Telecommunication Services	—	594,897	8,208		603,105
Electric Utilities	—	12,237	1,267		13,504
Electrical Equipment	—	63,342	—		63,342

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Electronic Equipment, Instruments & Components	$—	$21,958	$—	$21,958
Energy Equipment & Services	—	270,437	5,043	275,480
Equity Real Estate Investment Trusts (REITs)	—	121,400	—	121,400
Food & Staples Retailing	—	153,320	—	153,320
Food Products	—	199,633	—	199,633
Gas Utilities	—	20,531	—	20,531
Health Care Equipment & Supplies	—	29,376	—	29,376
Health Care Providers & Services	—	582,467	—	582,467
Health Care Technology	—	12,359	—	12,359
Hotels, Restaurants & Leisure	—	348,135	—	348,135
Household Durables	—	113,106	—	113,106
Household Products	—	19,795	—	19,795
Independent Power and Renewable Electricity Producers	—	142,145	—	142,145
Insurance	—	25,653	—	25,653
Internet & Direct Marketing Retail	—	22,769	—	22,769
Internet Software & Services	—	46,862	—	46,862
IT Services	—	115,637	—	115,637
Leisure Products	—	18,687	—	18,687
Machinery	—	71,582	—	71,582
Media	—	676,783	—	676,783
Metals & Mining	—	306,017	—	306,017
Multiline Retail	—	26,272	—	26,272
Oil, Gas & Consumable Fuels	—	819,100	20	819,120
Paper & Forest Products	—	20,078	—	20,078
Personal Products	—	8,548	—	8,548
Pharmaceuticals	—	252,786	1,522	254,308
Professional Services	—	15,137	—	15,137
Real Estate Management & Development	—	6,019	5,805	11,824
Road & Rail	—	79,397	—	79,397
Semiconductors & Semiconductor Equipment	—	42,995	—	42,995
Software	—	164,483	—	164,483
Specialty Retail	—	113,206	—	113,206
Technology Hardware, Storage & Peripherals	—	96,113	—	96,113
Textiles, Apparel & Luxury Goods	—	2,321	—	2,321
Thrifts & Mortgage Finance	—	59,261	—	59,261
Trading Companies & Distributors	—	140,030	—	140,030
Wireless Telecommunication Services	—	285,796	—	285,796

Total Corporate Bonds	—	7,926,595	26,943	7,953,538

Loan Assignments
Aerospace & Defense	—	4,046	—	4,046
Communications Equipment	—	9,887	—	9,887
Containers & Packaging	—	7,898	—	7,898

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Diversified Telecommunication Services	$—	$33,956	$—		$33,956
Electrical Equipment	—	8,257	—		8,257
Energy Equipment & Services	—	7,551	—		7,551
Food & Staples Retailing	—	36,312	—		36,312
IT Services	—	10,678	—		10,678
Leisure Products	—	4,588	4,441		9,029
Machinery	—	10,853	—		10,853
Media	—	53,355	—		53,355
Multiline Retail	—	4,262	—		4,262
Oil, Gas & Consumable Fuels	—	174,251	—		174,251
Personal Products	—	6,296	—		6,296
Pharmaceuticals	—	3,481	—		3,481
Semiconductors & Semiconductor Equipment	—	787	—		787
Software	—	5,009	—		5,009
Specialty Retail	—	4,616	—		4,616
Wireless Telecommunication Services	—	14,600	—		14,600

Total Loan Assignments	—	400,683	4,441		405,124

Rights
Independent Power and Renewable Electricity Producers	—	—	1,496		1,496
Warrants
Oil, Gas & Consumable Fuels	—	75	—		75
Specialty Retail	—	—	—	(a)	—	(a)

Total Warrants	—	75	—		75

Short-Term Investments
Investment Companies	248,558	—	—		248,558
U.S. Treasury Obligations	—	8,290	—		8,290

Total Short-Term Investments	248,558	8,290	—		256,848

Total Investments in Securities	$329,025	$8,367,800	$34,696		$8,731,521

Appreciation in Other Financial Instruments
Swaps	$—	$1,463	$—		$1,463

(a)	Amount rounds to less than one thousand.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers among any levels during the period ended May 31, 2018.

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including credit default swaps within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 46.6%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034(a)	7		7
Series 2004-33, Class 3A3, 3.49%, 12/25/2034(b)	425		423
Banc of America Funding Trust
Series 2005-E, Class 5A1, 4.24%, 5/20/2035(b)	170		171
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	294		287
Banc of America Mortgage Trust
Series 2004-D, Class 2A2, 4.21%, 5/25/2034(b)	388		393
Series 2005-A, Class 3A1, 3.83%, 2/25/2035(b)	74		73
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 2.96%, 11/25/2034‡(b)	365		108
CHL Mortgage Pass-Through Trust
Series 2004-HYB8, Class 1A1, 2.65%, 1/20/2035(b)	54		51
Series 2005-1, Class 1A2, 2.61%, 3/25/2035(b)(c)	103		7
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	73		72
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	662		673
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 3.71%, 10/25/2033(b)	628		628
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.60%, 2/25/2020(b)	182		182
FHLMC - GNMA Series 1, Class S, IF, IO, 7.00%, 10/25/2022(b)	65		4
FHLMC REMIC
Series 2289, Class NA, 10.05%, 5/15/2020(b)	—	(d)	—	(d)
Series 1071, Class F, 2.87%, 4/15/2021(b)	1		1
Series 3952, Class MA, 3.00%, 11/15/2021	998		999
Series 1343, Class LA, 8.00%, 8/15/2022	6		7
Series 1370, Class JA, 3.07%, 9/15/2022(b)	5		5
Series 1379, Class W, 2.86%, 10/15/2022(b)	5		5
Series 1508, Class KA, 1.42%, 5/15/2023(b)	1		1
Series 1689, Class M, PO, 3/15/2024	87		82
Series 2033, Class PR, PO, 3/15/2024	46		43
Series 1771, Class PK, 8.00%, 2/15/2025	48		53
Series 1981, Class Z, 6.00%, 5/15/2027	14		15
Series 1974, Class ZA, 7.00%, 7/15/2027	80		87
Series 2338, Class FN, 2.42%, 8/15/2028(b)	26		26
Series 3737, Class DG, 5.00%, 10/15/2030	956		1,005
Series 2261, Class ZY, 7.50%, 10/15/2030	1		1
Series 2477, Class FZ, 2.47%, 6/15/2031(b)	10		10
Series 2416, Class SA, IF, 11.90%, 2/15/2032(b)	52		64
Series 2416, Class SH, IF, 12.12%, 2/17/2032(b)	41		48
Series 4120, Class KI, IO, 3.00%, 10/15/2032	3,349		306
Series 4150, Class GE, 2.00%, 1/15/2033	12,176		11,677
Series 4206, Class DA, 2.00%, 5/15/2033	4,179		3,997
Series 3300, Class FA, 2.22%, 8/15/2035(b)	341		340
Series 3085, Class VS, HB, IF, 21.05%, 12/15/2035(b)	283		422
Series 4350, Class AF, 2.26%, 12/15/2037(b)	8,681		8,579
Series 4350, Class FK, 2.26%, 6/15/2038(b)	8,010		7,961
Series 4515, Class FA, 2.28%, 8/15/2038(b)	5,480		5,462
Series 3841, Class JF, 2.32%, 10/15/2038(b)	314		314
Series 4350, Class KF, 2.24%, 1/15/2039(b)	1,092		1,076
Series 4111, Class FA, 2.27%, 8/15/2039(b)	4,178		4,184
Series 3832, Class PL, 5.00%, 8/15/2039	928		951
Series 4448, Class TF, 2.21%, 5/15/2040(b)	9,341		9,269
Series 4480, Class FM, 2.26%, 6/15/2040(b)	8,509		8,499
Series 3860, Class FP, 2.32%, 6/15/2040(b)	3,354		3,367
Series 4457, Class KF, 2.26%, 10/15/2040(b)	17,496		17,416
Series 4363, Class FA, 2.28%, 9/15/2041(b)	8,095		8,012
Series 4413, Class WF, 2.26%, 10/15/2041(b)	6,700		6,642
Series 4559, Class AF, 2.39%, 3/15/2042(b)	4,884		4,879
Series 4074, Class FE, 2.32%, 7/15/2042(b)	5,787		5,789

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 4150, Class F, 2.29%, 1/15/2043(b)	10,963		10,912
Series 4161, Class YF, 2.29%, 2/15/2043(b)	8,214		8,144
Series 4281, Class FB, 2.47%, 12/15/2043(b)	8,677		8,636
Series 4606, Class FL, 2.42%, 12/15/2044(b)	11,139		11,235
Series 4594, Class GN, 2.50%, 2/15/2045	4,517		4,400
FHLMC STRIPS Series 328, Class S4, IF, IO, 1.44%, 2/15/2038(b)	13,696		818
FHLMC Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M1, 5.36%, 7/25/2023‡(b)	593		597
FHLMC Structured Pass-Through Securities Certificates
Series T-51, Class 1APO, PO, 9/25/2042	58		50
Series T-54, Class 4A, 3.75%, 2/25/2043(b)	2,222		2,218
First Horizon Alternative Mortgage Securities Trust Series 2005-FA10, Class 2A1, 5.25%, 12/25/2020	111		107
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.71%, 12/25/2034(b)	420		428
FNMA Grantor Trust
Series 2002-T6, Class A4, 4.12%, 3/25/2041(b)	1,008		1,031
Series 2001-T8, Class A1, 7.50%, 7/25/2041	323		365
FNMA REMIC
Series 1988-15, Class B, 2.45%, 6/25/2018(b)	—	(d)	—	(d)
Series 1989-77, Class J, 8.75%, 11/25/2019	—	(d)	—	(d)
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(d)	—	(d)
Series 1990-64, Class Z, 10.00%, 6/25/2020	8		8
Series 1990-145, Class A, 2.33%, 12/25/2020(b)	7		7
Series 1991-142, Class PL, 8.00%, 10/25/2021	29		31
Series 1991-156, Class F, 3.26%, 11/25/2021(b)	24		24
Series 1992-91, Class SQ, HB, IF, 7,612.89%, 5/25/2022(b)	—	(d)	2
Series 1992-112, Class GB, 7.00%, 7/25/2022	45		48
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(d)	—	(d)
Series 1992-154, Class SA, IF, IO, 5.40%, 8/25/2022(b)	2		—	(d)
Series 1992-200, Class FK, 2.12%, 11/25/2022(b)	21		21
Series 1993-27, Class S, IF, 6.81%, 2/25/2023(b)	23		24
Series 1993-146, Class E, PO, 5/25/2023	48		45
Series 1993-110, Class H, 6.50%, 5/25/2023	50		53
Series 1993-119, Class H, 6.50%, 7/25/2023	5		5
Series 1993-165, Class FH, 3.11%, 9/25/2023(b)	22		23
Series 1993-179, Class FM, 2.07%, 10/25/2023(b)	113		116
Series G94-9, Class PJ, 6.50%, 8/17/2024	321		342
Series 2012-114, Class VE, 3.50%, 10/25/2025	3,368		3,380
Series 2013-26, Class AV, 3.50%, 4/25/2026	3,740		3,742
Series 1997-74, Class E, 7.50%, 10/20/2027	26		29
Series 2001-9, Class F, 2.19%, 2/17/2031(b)	159		160
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	58		13
Series 2013-15, Class DC, 2.00%, 3/25/2033	3,918		3,733
Series 2003-21, Class FK, 2.36%, 3/25/2033(b)	19		19
Series 2013-43, Class YH, 2.50%, 5/25/2033	2,451		2,390
Series 2004-17, Class BF, 2.31%, 1/25/2034(b)	526		528
Series 2006-3, Class SB, IF, IO, 4.74%, 7/25/2035(b)	767		74
Series 2006-16, Class HZ, 5.50%, 3/25/2036	527		564
Series 2006-124, Class FC, 2.31%, 1/25/2037(b)	1,844		1,836
Series 2012-38, Class PA, 2.00%, 9/25/2041	2,759		2,614
Series 2013-54, Class HF, 2.16%, 10/25/2041(b)	7,777		7,779
Series 2012-93, Class ME, 2.50%, 1/25/2042	4,584		4,461
Series 2013-23, Class KJ, 2.25%, 5/25/2042	4,320		4,131
Series 2012-119, Class FB, 2.31%, 11/25/2042(b)	10,033		9,968
Series 2013-6, Class FL, 2.36%, 2/25/2043(b)	2,003		2,010
Series 2014-49, Class AF, 2.23%, 8/25/2044(b)	449		449
Series 2015-42, Class BF, 2.20%, 6/25/2045(b)	11,749		11,736
Series 2016-25, Class LA, 3.00%, 7/25/2045	17,610		17,462
Series 2016-33, Class JA, 3.00%, 7/25/2045	6,342		6,275
Series 2015-91, Class AF, 2.28%, 12/25/2045(b)	10,138		10,070

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2016-58, Class SA, IO, 1.20%, 8/25/2046(b)	57,245	2,132
Series 2017-108, Class PA, 3.00%, 6/25/2047	4,955	4,906
Series 2017-104, Class LA, 3.00%, 11/25/2047	4,694	4,634
Series 2014-66, Class WF, 2.26%, 10/25/2054(b)	5,282	5,264
FNMA REMIC Trust
Series 2003-W4, Class 5A, 3.83%, 10/25/2042(b)	965	974
Series 2003-W15, Class 3A, 4.14%, 12/25/2042(b)	1,159	1,233
Series 2003-W1, Class 2A, 5.98%, 12/25/2042(b)	225	246
Series 2009-W1, Class A, 6.00%, 12/25/2049	564	624
FNMA STRIPS
Series 343, Class 23, IO, 4.00%, 10/25/2018	8	—	(d)
Series 343, Class 27, IO, 4.50%, 1/25/2019	8	—	(d)
FNMA Trust Series 2004-W2, Class 4A, 3.68%, 2/25/2044(b)	376	386
FNMA, Connecticut Avenue Securities
Series 2013-C01, Class M1, 3.96%, 10/25/2023(b)	382	384
Series 2014-C01, Class M1, 3.56%, 1/25/2024‡(b)	678	683
Series 2014-C02, Class 1M1, 2.91%, 5/25/2024‡(b)	1,757	1,761
Series 2017-C01, Class 1M1, 3.26%, 7/25/2029(b)	2,895	2,918
GNMA
Series 2002-31, Class FC, 2.22%, 9/26/2021(b)	110	110
Series 2000-35, Class F, 2.48%, 12/16/2025(b)	8	8
Series 2010-166, Class GP, 3.00%, 4/20/2039	2,994	2,984
Series 2012-61, Class FM, 2.33%, 5/16/2042(b)	5,707	5,746
Series 2012-H21, Class FA, 2.38%, 7/20/2062(b)	2,962	2,970
Series 2013-H16, Class FA, 2.42%, 7/20/2063(b)	14,886	14,949
Series 2014-H07, Class FC, 2.48%, 5/20/2064(b)	15,818	15,974
Series 2014-H11, Class JA, 2.38%, 6/20/2064(b)	4,912	4,937
Series 2014-H17, Class FM, 2.17%, 8/20/2064(b)	13,156	13,215
Series 2015-H03, Class FD, 2.52%, 1/20/2065(b)	7,294	7,345
Series 2015-H04, Class FL, 2.35%, 2/20/2065(b)	14,264	14,313
Series 2015-H12, Class FJ, 2.31%, 5/20/2065(b)	16,727	16,752
Series 2015-H14, Class FB, 2.31%, 5/20/2065(b)	19,992	20,023
Series 2015-H12, Class FA, 2.36%, 5/20/2065(b)	7,859	7,893
Series 2015-H19, Class FN, 2.32%, 7/20/2065(b)	13,864	13,906
Series 2015-H23, Class TA, 2.35%, 9/20/2065(b)	17,133	17,208
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	713	734
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	284	288
Impac CMB Trust
Series 2004-3, Class 3A, 2.60%, 3/25/2034(b)	12	12
Series 2004-6, Class 1A2, 2.74%, 10/25/2034(b)	195	191
Series 2005-5, Class A1, 2.60%, 8/25/2035(b)	1,007	939
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.69%, 3/25/2037(b)	589	571
JP Morgan Mortgage Trust Series 2003-A1, Class 1A1, 3.47%, 10/25/2033(b)	80	81
MASTR Adjustable Rate Mortgages Trust
Series 2003-5, Class 5A1, 3.25%, 10/25/2033(b)	203	207
Series 2004-13, Class 2A1, 3.82%, 4/21/2034(b)	231	237
Series 2004-13, Class 3A7B, 4.24%, 11/21/2034(b)	780	797
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 2.36%, 2/25/2033(b)	97	93
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 2.92%, 9/15/2030‡(b)	71	66
Series 2002-TBC1, Class B2, 3.32%, 9/15/2030‡(b)	35	33
Series 2001-TBC1, Class B1, 2.80%, 11/15/2031‡(b)	267	247
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 2.62%, 9/25/2029(b)	355	354
Series 2004-1, Class 2A3, 3.45%, 12/25/2034(b)	286	287
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055(b)(e)	2,269	2,236
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020‡	2	2
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 3.00%, 3/25/2033(b)	208	193
Series 2003-HYB1, Class B1, 3.00%, 3/25/2033‡(b)	130	85

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.67%, 4/25/2034(b)	1,867	1,965
Series 2004-5AR, Class 3A3, 3.57%, 7/25/2034(b)	236	218
Series 2004-5AR, Class 3A5, 3.57%, 7/25/2034(b)	1,327	1,324
Series 2004-11AR, Class 1A2A, 2.27%, 1/25/2035(b)	556	541
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 2.77%, 8/15/2032‡(b)	143	119
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 2.41%, 2/25/2035(b)(e)	1,080	969
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A3, Class A1, 5.50%, 8/25/2033(a)	335	341
Series 2004-AR1, Class 5A1, 2.72%, 8/25/2034(b)	11	11
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.31%, 10/25/2032(b)	507	519
RAIT Trust Series 2017-FL7, Class A, 2.87%, 6/15/2037(b)	785	786
RALI Trust Series 2003-QS16, Class A1, 5.00%, 8/25/2018	21	21
RFMSI Trust
Series 2005-SA2, Class 2A2, 4.16%, 6/25/2035(b)	1,802	1,722
Series 2006-SA4, Class 2A1, 4.82%, 11/25/2036(b)	566	538
Sequoia Mortgage Trust
Series 11, Class A, 2.85%, 12/20/2032(b)	39	38
Series 2003-3, Class A2, 2.48%, 7/20/2033(b)	145	139
Series 2004-11, Class A2, 3.14%, 12/20/2034(b)	1,062	1,028
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 2.65%, 3/19/2034(b)	96	95
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 2.70%, 7/19/2032(b)	646	534
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 3.48%, 7/25/2033(b)	1,601	1,603
Series 2003-40A, Class 4A, 3.64%, 1/25/2034(b)	644	630
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 3.24%, 12/25/2044(b)	2,816	2,774
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 3.95%, 6/25/2034(b)	994	1,014
Series 2004-AR11, Class A, 3.29%, 10/25/2034(b)	518	520
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-17, Class A1, 5.50%, 11/25/2021	45	45
Series 2007-3, Class 3A1, 5.50%, 4/25/2022	59	60
Series 2003-K, Class 1A2, 3.57%, 11/25/2033(b)	239	244
Series 2005-AR16, Class 3A2, 3.88%, 3/25/2035(b)	295	298

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $470,925)		468,013

ASSET-BACKED SECURITIES — 21.3%
Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034‡(a)	1,071	1,097
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 3.23%, 8/25/2033‡(b)	214	213
Amortizing Residential Collateral Trust
Series 2002-BC6, Class M1, 3.08%, 8/25/2032‡(b)	416	410
Series 2002-BC9, Class M1, 3.61%, 12/25/2032‡(b)	2,109	2,094
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-1, Class M1A, 2.60%, 1/25/2028‡(b)	246	245
Series 1998-3, Class M1A, 2.59%, 9/25/2028‡(b)	372	376
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7, Class M2, 4.49%, 12/15/2033‡(b)	254	254
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048(e)	765	755
Series 2015-2, Class A, 3.34%, 11/15/2048(e)	1,794	1,788
Bank of The West Auto Trust Series 2017-1, Class A3, 2.11%, 1/15/2023(e)	1,700	1,672
BCC Funding Corp. X Series 2015-1, Class A2, 2.22%, 10/20/2020(e)	9	9
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 3.20%, 1/25/2035‡(b)	1,556	1,529

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 2.86%, 12/25/2033‡(b)	632	633
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1, 1.78%, 6/15/2022	4,034	3,994
CarMax Auto Owner Trust
Series 2015-2, Class A3, 1.37%, 3/16/2020	820	817
Series 2015-4, Class A3, 1.56%, 11/16/2020	2,746	2,732
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 2.81%, 1/25/2032‡(b)	235	229
Chrysler Capital Auto Receivables Trust Series 2016-AA, Class A3, 1.77%, 10/15/2020(e)	1,295	1,293
CIG Auto Receivables Trust Series 2017-1A, Class A, 2.71%, 5/15/2023(e)	758	753
CLUB Credit Trust Series 2017-P2, Class A, 2.61%, 1/15/2024(e)	2,625	2,616
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048(e)	2,843	2,799
Countrywide Asset-Backed Certificates
Series 2002-1, Class A, 2.46%, 8/25/2032‡(b)	77	73
Series 2003-BC2, Class 2A1, 2.56%, 6/25/2033‡(b)	113	107
Series 2003-BC5, Class M1, 3.01%, 9/25/2033‡(b)	435	426
Series 2004-2, Class M4, 3.46%, 3/25/2034‡(b)	149	149
Series 2004-S1, Class M2, 5.58%, 2/25/2035‡(a)	78	77
Countrywide Home Equity Loan Trust Series 2004-A, Class A, 2.14%, 4/15/2030‡(b)	89	88
CPS Auto Receivables Trust
Series 2016-B, Class B, 3.18%, 9/15/2020(e)	1,473	1,475
Series 2017-B, Class B, 2.33%, 5/17/2021(e)	4,671	4,642
Series 2017-D, Class B, 2.43%, 1/18/2022(e)	2,517	2,491
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B, 3.02%, 4/15/2026(e)	5,489	5,393
CWHEQ Revolving Home Equity Loan Trust
Series 2005-E, Class 2A, 2.14%, 11/15/2035‡(b)	215	206
Series 2005-M, Class A1, 2.16%, 2/15/2036‡(b)	981	935
Discover Card Execution Note Trust Series 2014-A1, Class A1, 2.35%, 7/15/2021(b)	10,280	10,300
Drive Auto Receivables Trust
Series 2017-BA, Class B, 2.20%, 5/15/2020(e)	435	435
Series 2017-1, Class C, 2.84%, 4/15/2022	2,099	2,097
DT Auto Owner Trust
Series 2017-4A, Class B, 2.44%, 1/15/2021(e)	1,990	1,978
Series 2017-3A, Class B, 2.40%, 5/17/2021(e)	1,838	1,830
ENGS Commercial Finance Trust Series 2018-1A, Class A2, 3.39%, 2/22/2023(e)	1,223	1,222
Exeter Automobile Receivables Trust
Series 2016-2A, Class A, 2.21%, 7/15/2020(e)	222	222
Series 2018-2A, Class B, 3.27%, 5/16/2022(e)	2,045	2,046
Series 2017-3A, Class B, 2.81%, 9/15/2022(e)	5,000	4,948
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 3.01%, 4/25/2032‡(b)	98	88
Series 2002-FF4, Class M1, 3.53%, 2/25/2033‡(b)	578	448
Series 2003-FFH1, Class M2, 4.58%, 9/25/2033‡(b)	276	254
Series 2004-FF8, Class M4, 3.57%, 10/25/2034‡(b)	409	264
First Investors Auto Owner Trust Series 2016-2A, Class A2, 1.87%, 11/15/2021(e)	2,580	2,560
First NLC Trust Series 2005-2, Class M1, 2.44%, 9/25/2035‡(b)	469	471
FirstKey Lending Trust Series 2015-SFR1, Class A, 2.55%, 3/9/2047(e)	2,006	1,995
Flagship Credit Auto Trust Series 2017-2, Class B, 2.57%, 4/15/2023(e)	2,260	2,238
Ford Credit Auto Lease Trust Series 2017-B, Class A4, 2.17%, 2/15/2021	1,870	1,848
Ford Credit Auto Owner Trust
Series 2015-B, Class A3, 1.16%, 11/15/2019	297	297
Series 2016-B, Class A3, 1.33%, 10/15/2020	1,072	1,064
Fremont Home Loan Trust Series 2005-C, Class M2, 2.69%, 7/25/2035‡(b)	3,580	3,577
GLS Auto Receivables Trust Series 2018-1A, Class A, 2.82%, 7/15/2022(e)	4,181	4,162
GM Financial Automobile Leasing Trust Series 2018-1, Class A4, 2.68%, 12/20/2021	1,666	1,656

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053(b)(e)	5,768	5,816
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053(e)	3,465	3,415
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 2.10%, 9/15/2030‡(b)	90	77
Harley-Davidson Motorcycle Trust Series 2015-2, Class A3, 1.30%, 3/16/2020	213	213
Hero Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(e)	3,048	3,069
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032(e)	1,603	1,607
Hertz Vehicle Financing II LP Series 2017-2A, Class A, 3.29%, 10/25/2023(e)	2,601	2,562
Home Loan Trust Series 2001-HI4, Class A7, 7.24%, 10/25/2026‡(a)	15	15
Irwin Home Equity Loan Trust Series 2004-1, Class 1A1, 2.28%, 12/25/2024‡(b)	43	42
Kabbage Asset Securitization LLC Series 2017-1, Class A, 4.57%, 3/15/2022(e)	3,600	3,637
Lehman Home Equity Loan Trust Series 1998-1, Class A1, 7.00%, 5/25/2028‡	6	2
Lendmark Funding Trust
Series 2017-1A, Class A, 2.83%, 1/22/2024(e)	2,174	2,154
Series 2017-2A, Class A, 2.80%, 5/20/2026(e)	1,735	1,723
Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 3.01%, 2/25/2034‡(b)	144	142
Marlette Funding Trust
Series 2017-2A, Class A, 2.39%, 7/15/2024(e)	2,003	1,998
Series 2018-2A, Class A, 3.06%, 7/17/2028(e)	2,114	2,114
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 2.93%, 4/25/2035‡(b)	7,276	7,373
Nationstar HECM Loan Trust
Series 2017-1A, Class A, 1.97%, 5/25/2027(e)	536	534
Series 2017-2A, Class A1, 2.04%, 9/25/2027(b)(e)	1,279	1,274
New Century Home Equity Loan Trust Series 2003-5, Class AII, 2.76%, 11/25/2033‡(b)	260	216
Nissan Auto Lease Trust Series 2017-B, Class A4, 2.17%, 12/15/2021	1,612	1,594
Ocwen Master Advance Receivables Trust Series 2017-T1, Class AT1, 2.50%, 9/15/2048(e)	2,009	2,006
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022(e)	2,076	2,091
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A, 2.04%, 1/15/2021(e)	98	98
Series 2017-2A, Class B, 2.55%, 11/14/2023(e)	5,152	5,089
OneMain Financial Issuance Trust
Series 2015-2A, Class A, 2.57%, 7/18/2025(e)	607	607
Series 2015-1A, Class A, 3.19%, 3/18/2026(e)	1,856	1,860
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023(e)	2,750	2,731
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023(e)	2,130	2,103
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032(e)	3,239	3,199
Series 2015-SFR3, Class A, 3.07%, 11/12/2032(e)	5,466	5,422
Series 2017-SFR1, Class A, 2.77%, 8/17/2034(e)	997	967
Series 2018-SFR1, Class A, 3.26%, 3/17/2035(e)	2,795	2,757
Prosper Marketplace Issuance Trust Series 2017-3A, Class A, 2.36%, 11/15/2023(e)	1,589	1,583
RASC Trust Series 2003-KS4, Class MI2, 5.51%, 6/25/2033‡(a)	523	455
SoFi Consumer Loan Program LLC
Series 2016-1, Class A, 3.26%, 8/25/2025(e)	1,413	1,411
Series 2016-3, Class A, 3.05%, 12/26/2025(e)	907	905
Series 2017-1, Class A, 3.28%, 1/26/2026(e)	886	887
Series 2017-3, Class A, 2.77%, 5/25/2026(e)	978	973
Series 2017-4, Class A, 2.50%, 5/26/2026(e)	1,280	1,263
Series 2017-5, Class A2, 2.78%, 9/25/2026(e)	3,445	3,419
SoFi Professional Loan Program LLC
Series 2013-A, Class A, 3.75%, 12/25/2029(e)	852	854
Series 2014-B, Class A1, 3.21%, 8/25/2032(b)(e)	247	249
Series 2015-A, Class A1, 3.16%, 3/25/2033(b)(e)	584	590
Series 2016-B, Class A1, 3.16%, 6/25/2033(b)(e)	1,347	1,366

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2015-B, Class A1, 3.01%, 4/25/2035(b)(e)	1,111	1,127
Series 2015-C, Class A1, 3.01%, 8/27/2035(b)(e)	839	844
Series 2017-E, Class A1, 2.46%, 11/26/2040(b)(e)	2,348	2,355
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 4/25/2029(e)	835	833
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 2.66%, 4/25/2033‡(b)	79	77
Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	3,001
Tesla Auto Lease Trust Series 2018-A, Class A, 2.32%, 12/20/2019(e)	6,666	6,645
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033‡(e)	4,435	4,302
U.S. Residential Opportunity Fund II Trust Series 2017-1II, Class A, 3.35%, 11/27/2037‡(a)(e)	1,552	1,538
U.S. Residential Opportunity Fund IV Trust
Series 2017-1III, Class A, 3.35%, 11/27/2037‡(a)(e)	2,019	2,012
Series 2017-1IV, Class A, 3.35%, 11/27/2037‡(a)(e)	1,927	1,908
Verizon Owner Trust Series 2017-3A, Class A1B, 2.22%, 4/20/2022(b)(e)	3,500	3,502
VOLT LIV LLC Series 2017-NPL1, Class A1, 3.50%, 2/25/2047(a)(e)	330	330
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25%, 5/25/2047‡(a)(e)	1,101	1,094
VOLT LVII LLC Series 2017-NPL4, Class A1, 3.38%, 4/25/2047(a)(e)	966	964
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047‡(a)(e)	851	846
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(a)(e)	5,770	5,764
VOLT XL LLC Series 2015-NP14, Class A1, 4.37%, 11/27/2045‡(a)(e)	670	674
VOLT XXV LLC Series 2015-NPL8, Class A1, 3.50%, 6/26/2045(a)(e)	2,622	2,620
Westgate Resorts LLC Series 2016-1A, Class A, 3.50%, 12/20/2028(e)	2,537	2,532

TOTAL ASSET-BACKED SECURITIES (Cost $215,164)		213,800

CORPORATE BONDS — 15.3%
Automobiles — 0.3%
Nissan Motor Acceptance Corp. (ICE LIBOR USD 3 Month + 0.52%), 2.61%, 9/13/2019(e)(f)	3,000	3,011

Banks — 4.3%
Bank of America Corp.
Series L, 2.60%, 1/15/2019	289	289
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(f)	1,724	1,673
Bank of Montreal (Canada) 1.35%, 8/28/2018	5,000	4,988
Barclays plc (United Kingdom) 2.88%, 6/8/2020	3,169	3,135
BB&T Corp. (ICE LIBOR USD 3 Month + 0.66%), 3.02%, 2/1/2019(f)	3,000	3,011
BNP Paribas (France) 2.70%, 8/20/2018	923	924
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.79%), 3.13%, 1/10/2020(f)	3,000	3,018
(ICE LIBOR USD 3 Month + 1.07%), 3.12%, 12/8/2021(f)	4,000	4,058
Discover Bank 2.60%, 11/13/2018	964	964
Mitsubishi UFJ Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 1.06%), 3.15%, 9/13/2021(f)	3,000	3,049
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.14%), 3.23%, 9/13/2021(f)	3,000	3,055
(ICE LIBOR USD 3 Month + 0.94%), 3.26%, 2/28/2022(f)	4,000	4,038
Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.45%), 2.79%, 1/10/2019(f)	3,000	3,008
Sumitomo Mitsui Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.97%), 3.31%, 1/11/2022(f)	3,000	3,045
SunTrust Banks, Inc. 2.35%, 11/1/2018	967	966
US Bank NA (ICE LIBOR USD 3 Month + 0.32%), 2.68%, 1/24/2020(f)	4,000	4,012

		43,233

Capital Markets — 0.8%
Carlyle Promissory Note 4.35%, 7/15/2019‡	144	143
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.10%), 3.44%, 11/15/2018(f)	3,000	3,015
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(f)	1,000	968
Morgan Stanley
2.50%, 1/24/2019	1,482	1,481
2.50%, 4/21/2021	2,925	2,862

		8,469

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Chemicals — 0.3%
Mosaic Co. (The) 3.25%, 11/15/2022	2,559	2,495

Consumer Finance — 3.3%
American Express Credit Corp. (ICE LIBOR USD 3 Month + 0.55%), 2.73%, 3/18/2019(f)	3,000	3,010
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.61%), 2.67%, 9/9/2021(f)	3,000	3,028
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.45%), 2.81%, 10/30/2020(f)	5,000	4,983
Caterpillar Financial Services Corp. (ICE LIBOR USD 3 Month + 0.51%), 2.85%, 1/10/2020(f)	3,000	3,017
Ford Motor Credit Co. LLC
Series 1, (ICE LIBOR USD 3 Month + 0.83%), 2.90%, 3/12/2019(f)	4,000	4,014
(ICE LIBOR USD 3 Month + 1.00%), 3.33%, 1/9/2020(f)	3,000	3,024
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 1.55%), 3.90%, 1/14/2022(f)	4,000	4,101
HSBC USA, Inc. (ICE LIBOR USD 3 Month + 0.88%), 3.17%, 9/24/2018(f)	4,000	4,008
Toyota Motor Credit Corp. (ICE LIBOR USD 3 Month + 0.69%), 3.03%, 1/11/2022(f)	4,000	4,052

		33,237

Diversified Financial Services — 0.9%
Federation des Caisses Desjardins du Quebec (Canada) (ICE LIBOR USD 3 Month + 0.33%), 2.69%, 10/30/2020(e)(f)	5,000	5,005
Shell International Finance BV (Netherlands) (ICE LIBOR USD 3 Month + 0.45%), 2.81%, 5/11/2020(f)	4,000	4,034

		9,039

Diversified Telecommunication Services — 0.1%
AT&T, Inc. 2.45%, 6/30/2020	1,314	1,298

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 2.35%, 11/22/2019	3,149	3,131

Health Care Providers & Services — 0.4%
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 2.78%, 3/9/2021(f)	3,500	3,523

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC 2.95%, 1/15/2020	870	868

Insurance — 0.4%
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	880	866
Jackson National Life Global Funding 1.88%, 10/15/2018(e)	1,982	1,978
New York Life Global Funding 2.00%, 4/13/2021(e)	1,234	1,198

		4,042

IT Services — 0.4%
Western Union Co. (The) 3.60%, 3/15/2022	3,700	3,682

Media — 0.5%
Discovery Communications LLC 2.20%, 9/20/2019	984	974
Walt Disney Co. (The) (ICE LIBOR USD 3 Month + 0.31%), 2.63%, 5/30/2019(f)	4,000	4,011

		4,985

Oil, Gas & Consumable Fuels — 1.4%
BP Capital Markets plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.63%), 2.92%, 9/26/2018(f)	3,000	3,006
Buckeye Partners LP 4.88%, 2/1/2021	1,810	1,851
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	2,882	2,837
Equinor ASA (Norway) (ICE LIBOR USD 3 Month + 0.46%), 2.82%, 11/8/2018(f)	3,000	3,006
ONEOK Partners LP 3.20%, 9/15/2018	1,525	1,527
Plains All American Pipeline LP 2.60%, 12/15/2019	1,628	1,615
Spectra Energy Partners LP 2.95%, 9/25/2018	684	684

		14,526

Road & Rail — 0.2%
Ryder System, Inc. 2.50%, 5/11/2020	2,210	2,182

Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Corp. 2.38%, 1/15/2020	2,064	2,040
QUALCOMM, Inc. (ICE LIBOR USD 3 Month + 0.45%), 2.78%, 5/20/2020(f)	4,400	4,419
Texas Instruments, Inc. 1.75%, 5/1/2020	2,753	2,704

		9,163

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Software — 0.3%
Oracle Corp. (ICE LIBOR USD 3 Month + 0.58%), 2.93%, 1/15/2019(f)	3,000	3,011

Wireless Telecommunication Services — 0.4%
Vodafone Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.99%), 3.31%, 1/16/2024(f)	3,600	3,590

TOTAL CORPORATE BONDS (Cost $153,259)		153,485

MORTGAGE-BACKED SECURITIES — 4.5%
FHLMC
Pool # 846489, ARM, 3.43%, 7/1/2019(b)	1	1
Pool # 645083, ARM, 2.60%, 12/1/2021(b)	7	7
Pool # 846013, ARM, 3.30%, 6/1/2022(b)	4	4
Pool # 611299, ARM, 3.47%, 1/1/2023(b)	141	146
Pool # 611203, ARM, 3.67%, 1/1/2023(b)	24	24
Pool # 845297, ARM, 3.58%, 2/1/2023(b)	20	21
Pool # 846144, ARM, 3.94%, 6/1/2025(b)	7	7
Pool # 785586, ARM, 3.38%, 6/1/2026(b)	8	8
Pool # 785866, ARM, 3.44%, 12/1/2026(b)	15	16
Pool # 755248, ARM, 3.55%, 12/1/2026(b)	143	147
Pool # 611141, ARM, 3.61%, 1/1/2027(b)	34	36
Pool # 788688, ARM, 3.59%, 8/1/2027(b)	105	107
Pool # 788665, ARM, 3.41%, 11/1/2027(b)	18	18
Pool # 846774, ARM, 3.57%, 12/1/2027(b)	70	72
Pool # 788664, ARM, 3.31%, 7/1/2028(b)	27	28
Pool # 786902, ARM, 3.41%, 10/1/2029(b)	13	14
Pool # 846716, ARM, 3.50%, 12/1/2029(b)	4	5
Pool # 645242, ARM, 3.58%, 1/1/2030(b)	13	14
Pool # 846812, ARM, 3.60%, 4/1/2030(b)	14	14
Pool # 611278, ARM, 3.60%, 7/1/2030(b)	165	171
Pool # 847263, ARM, 3.54%, 4/1/2032(b)	155	160
FHLMC Gold Pools, 30 Year, Single Family
Pool # C00387, 9.00%, 2/1/2025	8	8
Pool # C35263, 7.50%, 5/1/2028	3	3
Pool # G00981, 8.50%, 7/1/2028	13	15
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	4,472	4,463
FNMA
Pool # 793428, ARM, 3.42%, 9/1/2019(b)	3	2
Pool # 90031, ARM, 6.00%, 1/1/2020(b)	6	6
Pool # 133558, ARM, 3.28%, 7/1/2020(b)	3	3
Pool # 116590, ARM, 2.96%, 12/1/2020(b)	2	2
Pool # 70983, ARM, 2.99%, 4/1/2021(b)	1	1
Pool # 124510, ARM, 3.20%, 11/1/2021(b)	2	2
Pool # 241828, ARM, 3.62%, 11/1/2023(b)	10	10
Pool # 276617, ARM, 3.42%, 4/1/2024(b)	11	11
Pool # 323269, ARM, 3.75%, 1/1/2025(b)	196	203
Pool # 326092, ARM, 3.73%, 7/1/2025(b)	3	3
Pool # AN0483, ARM, 2.67%, 12/1/2025(b)	5,596	5,573
Pool # 313555, ARM, 3.56%, 6/1/2026(b)	3	4
Pool # 423291, ARM, 3.57%, 8/1/2026(b)	64	66
Pool # 70179, ARM, 3.50%, 7/1/2027(b)	10	10
Pool # 535984, ARM, 3.26%, 12/1/2028(b)	26	26
Pool # 576757, ARM, 3.79%, 3/1/2029(b)	23	23
Pool # 323798, ARM, 3.50%, 5/1/2029(b)	4	4
Pool # 540206, ARM, 2.90%, 5/1/2030(b)	28	28
Pool # 594577, ARM, 3.51%, 11/1/2030(b)	37	37
Pool # 124945, ARM, 3.43%, 1/1/2031(b)	8	8
Pool # 555563, ARM, 3.27%, 5/1/2033(b)	316	337

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 725111, ARM, 3.64%, 9/1/2033(b)	113	117
Pool # 788301, ARM, 3.49%, 2/1/2034(b)	109	114
Pool # 545182, ARM, 3.53%, 3/1/2038(b)	10	10
FNMA, 15 Year, Single Family Pool # AD1969, 4.00%, 2/1/2025	1,916	1,970
FNMA, 20 Year, Single Family
Pool # 254911, 5.00%, 10/1/2023	1,404	1,488
Pool # MA1338, 3.00%, 2/1/2033	2,761	2,747
Pool # MA1401, 3.00%, 4/1/2033	1,080	1,075
Pool # MA1490, 3.00%, 7/1/2033	3,525	3,508
FNMA, 30 Year, FHA/VA
Pool # 345876, 8.50%, 10/1/2024	10	10
Pool # 595470, 7.00%, 3/1/2027	13	13
Pool # 421016, 8.00%, 11/1/2027	10	11
FNMA, 30 Year, Single Family
Pool # 50748, 7.50%, 6/1/2023	1	1
Pool # 331955, 7.50%, 11/1/2024	16	16
Pool # 567874, 7.50%, 10/1/2030	32	32
Pool # 995724, 6.00%, 4/1/2039	458	510
Pool # AD0588, 5.00%, 12/1/2039	2,027	2,189
Pool # AD9721, 5.50%, 8/1/2040	657	710
Pool # BM3048, 4.00%, 10/1/2042	7,460	7,709
Pool # AS4592, 4.00%, 2/1/2045	9,086	9,366
FNMA, Other Pool # 570566, 12.00%, 11/1/2030	53	57
GNMA I, 15 Year, Single Family Pool # 723171, 4.50%, 10/15/2024	1,093	1,154
GNMA I, 30 Year, Single Family
Pool # 378315, 7.00%, 6/15/2024	6	6
Pool # 780029, 9.00%, 11/15/2024	3	3
Pool # 781090, 9.50%, 7/15/2025	22	23
Pool # 412336, 8.00%, 10/15/2027	10	11
GNMA II, 30 Year, Single Family
Pool # 314478, 7.85%, 12/20/2021	9	9
Pool # 314483, 7.40%, 2/20/2022	11	11
Pool # 314500, 7.40%, 3/20/2022	11	11
Pool # 334396, 7.25%, 8/20/2022	14	14
Pool # 1429, 7.50%, 10/20/2023	5	5
Pool # 2036, 8.00%, 7/20/2025	13	14
Pool # 2270, 8.00%, 8/20/2026	17	20

TOTAL MORTGAGE-BACKED SECURITIES (Cost $45,574)		44,802

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035(b)(e)	3,291	3,244
A10 Term Asset Financing LLC
Series 2016-1, Class A1, 2.42%, 3/15/2035(e)	716	715
Series 2017-1A, Class A2, 2.65%, 3/15/2036(e)	1,917	1,893
AREIT Trust Series 2018-CRE1, Class A, 2.78%, 2/15/2035(b)(e)	4,000	4,000
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class A, 2.97%, 9/15/2026(b)(e)	2,900	2,901
Bayview Commercial Asset Trust
Series 2004-3, Class A2, 2.59%, 1/25/2035(b)(e)	262	259
Series 2005-2A, Class A2, 2.31%, 8/25/2035(b)(e)	939	894
Series 2005-2A, Class M1, 2.39%, 8/25/2035‡(b)(e)	188	179
Series 2007-3, Class A2, 2.25%, 7/25/2037(b)(e)	921	860
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036(e)	2,348	2,228
BHMS Mortgage Trust Series 2014-ATLS, Class BFL, 3.86%, 7/5/2033‡(b)(e)	6,000	6,017
BXMT Ltd. Series 2017-FL1, Class A, 2.81%, 6/15/2035(b)(e)	3,291	3,294
Commercial Mortgage Trust
Series 2014-PAT, Class A, 2.73%, 8/13/2027(b)(e)	1,319	1,319
Series 2014-TWC, Class A, 2.78%, 2/13/2032(b)(e)	3,774	3,771

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
FNMA ACES Series 2017-M15, Class ATS1, 2.99%, 11/25/2027	4,404	4,348
UBS Commercial Mortgage Trust Series 2018-C10, Class A1, 3.18%, 5/15/2051	6,894	6,894
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(e)	1,155	1,152

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $44,334)		43,968

	Shares (000)
SHORT-TERM INVESTMENTS — 7.3%
INVESTMENT COMPANIES — 7.3%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90%, (g)(h) (Cost $73,648)	73,633	73,648

Total Investments — 99.4% (Cost $1,002,904)		997,716
Other Assets in Excess of Liabilities — 0.6%		5,532

Net Assets — 100.0%		1,003,248

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2018.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2018. The rate may be subject to a cap and floor.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

IO		Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR		London Interbank Offered Rate
PO		Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC		Real Estate Mortgage Investment Conduit
STRIPS		Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD		United States Dollar
VA		Veterans Administration
(a)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(b)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	Defaulted security.
(d)	—	Amount rounds to less than one thousand.
(e)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(f)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(g)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	The rate shown was the current yield as of May 31, 2018.
‡	—	Value determined using significant unobservable inputs.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio of Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$173,020	$40,780	$213,800
Collateralized Mortgage Obligations	—	464,312	3,701	468,013
Commercial Mortgage-Backed Securities	—	37,772	6,196	43,968
Corporate Bonds
Automobiles	—	3,011	—	3,011
Banks	—	43,233	—	43,233
Capital Markets	—	8,326	143	8,469
Chemicals	—	2,495	—	2,495
Consumer Finance	—	33,237	—	33,237
Diversified Financial Services	—	9,039	—	9,039
Diversified Telecommunication Services	—	1,298	—	1,298
Health Care Equipment & Supplies	—	3,131	—	3,131
Health Care Providers & Services	—	3,523	—	3,523
Independent Power and Renewable Electricity Producers	—	868	—	868
Insurance	—	4,042	—	4,042
IT Services	—	3,682	—	3,682
Media	—	4,985	—	4,985
Oil, Gas & Consumable Fuels	—	14,526	—	14,526
Road & Rail	—	2,182	—	2,182
Semiconductors & Semiconductor Equipment	—	9,163	—	9,163
Software	—	3,011	—	3,011
Wireless Telecommunication Services	—	3,590	—	3,590

Total Corporate Bonds	—	153,342	143	153,485

Mortgage-Backed Securities	—	44,802	—	44,802
Short-Term Investments
Investment Companies	73,648	—	—	73,648

Total Investments in Securities	$73,648	$873,248	$50,820	$997,716

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2018.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Limited Duration Bond Fund	Balance as of February 28, 2018	Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018
Investments in Securities:
Asset-Backed Securities	$50,124	$—	$133		$2		$—	(a)	$(5,599)	$6,274	$(10,154)	$40,780
Collateralized Mortgage Obligations	4,699	—	22		—	(a)	—		(1,020)	—	—	3,701
Commercial Mortgage-Backed Securities	6,201	—	(1)		—		—		(4)	—	—	6,196
Corporate Bonds — Capital Markets	171	—	—	(a)	—	(a)	—		(28)	—	—	143

	$61,195	$—	$154		$2		$—		$(6,651)	$6,274	$(10,154)	$50,820

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $157,000.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at May 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$40,780	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 24.00% (10.32%)
			Constant Default Rate	0.00% - 19.74% (2.25%)
			Yield (Discount Rate of Cash Flows)	2.27% - 32.62% (3.84%)

Asset-Backed Securities	40,780
	3,701	Discounted Cash Flow	PSA Prepayment Model	256.00% (256.00%)
			Constant Prepayment Rate	0.50% - 10.00% (9.22%)
			Constant Default Rate	0.00% - 4.92% (0.18%)
			Yield (Discount Rate of Cash Flows)	2.23% - 7.00% (3.06%)

Collateralized Mortgage Obligations	3,701
	6,196	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 6.55% (0.19%)
			Constant Default Rate	0.00% - 3.90% (0.11%)
			Yield (Discount Rate of Cash Flows)	4.47% - 4.57% (4.57%)

Commercial Mortgage-Backed Securities	6,196
	143	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.67% (3.67%)

			Liquidity Discount	0.75% (0.75%)
Corporate Bonds	143

Total	$50,820

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — 15.2%
Barclays Capital, Inc., 2.26%, dated 5/31/2018, due 7/5/2018, repurchase price $30,066, collateralized by Collateralized Mortgage Obligations, 0.00% - 3.05%, due 10/25/2047 - 5/17/2061, and FNMA Connecticut Avenue Securities, 6.71% - 7.96%, due 10/25/2024 - 9/25/2028, with a value of $32,400.	30,000	30,000
BMO Capital Markets Corp., 1.80%, dated 5/31/2018, due 6/1/2018, repurchase price $35,002, collateralized by Corporate Bonds, 1.88% - 9.00%, due 9/27/2018 - 2/15/2043, Corporate Notes, 2.13% - 5.00%, due 9/11/2019 - 3/5/2024, and Sovereign Government Securities, 1.50% - 2.75%, due 10/3/2018 - 11/2/2027, with a value of $37,078.	35,000	35,000
BMO Capital Markets Corp., 2.12%, dated 5/31/2018, due 6/5/2018, repurchase price $25,007, collateralized by Corporate Bonds, 1.75% - 8.88%, due 5/30/2019 - 2/1/2041, Corporate Notes, 2.13% - 5.00%, due 9/4/2018 - 8/7/2025, and Sovereign Government Securities, 1.00% - 1.75%, due 10/3/2018 - 7/21/2020, with a value of $26,580.	25,000	25,000
BNP Paribas SA, 1.89%, dated 5/31/2018, due 6/6/2018, repurchase price $25,008, collateralized by Asset-Backed Securities, 3.66% - 8.40%, due 4/17/2031 - 2/25/2035, Corporate Bonds, 3.45% - 9.88%, due 10/15/2020 - 2/15/2028, and Sovereign Government Securities, 4.63%, due 1/13/2028, with a value of $27,020.	25,000	25,000
BNP Paribas SA, 1.89%, dated 5/31/2018, due 6/7/2018, repurchase price $5,002, collateralized by Asset-Backed Securities, 3.68% - 8.65%, due 4/17/2030 - 2/25/2035, Corporate Bonds, 5.95% - 9.88%, due 6/1/2020 - 12/31/2099, and Sovereign Government Securities, 4.63%, due 1/13/2028, with a value of $5,403.	5,000	5,000
Credit Suisse Securities USA LLC, 1.90%, dated 5/31/2018, due 6/4/2018, repurchase price $15,003, collateralized by Asset-Backed Securities, 0.00% - 4.50%, due 7/23/2027 - 6/26/2045, with a value of $16,050.	15,000	15,000
Credit Suisse Securities USA LLC, 2.33%, dated 5/31/2018, due 7/5/2018, repurchase price $20,045, collateralized by Asset-Backed Securities, 0.00% - 4.83%, due 7/1/2020 - 4/15/2030, with a value of $21,401.	20,000	20,000
HSBC Securities USA, Inc., 1.95%, dated 5/31/2018, due 6/1/2018, repurchase price $20,001, collateralized by Corporate Bonds, 5.75%, due 9/15/2025, with a value of $21,338.	20,000	20,000
Merrill Lynch PFS, Inc., 2.18%, dated 5/31/2018, due 7/5/2018, repurchase price $40,085, collateralized by Municipal Debt Securities, 4.35% - 8.22%, due 8/1/2018 - 6/1/2046, with a value of $43,200.	40,000	40,000
Societe Generale SA, 1.82%, dated 5/31/2018, due 6/1/2018, repurchase price $20,001, collateralized by Corporate Bonds, 2.68% - 8.50%, due 5/22/2019 - 8/10/2033, and Corporate Notes, 3.13% - 3.41%, due 4/23/2020 - 2/5/2026, with a value of $21,001.	20,000	20,000
Societe Generale SA, 1.92%, dated 5/31/2018, due 6/1/2018, repurchase price $50,003, collateralized by Corporate Bonds, 2.85% - 11.00%, due 9/14/2018 - 6/15/2047, Corporate Notes, 0.00% - 6.35%, due 2/22/2019 - 3/5/2029, and Sovereign Government Securities, 2.00% - 8.88%, due 6/16/2018 - 12/31/2099, with a value of $53,744.	50,000	50,000
Societe Generale SA, 1.97%, dated 5/31/2018, due 6/6/2018, repurchase price $5,002, collateralized by Corporate Bonds, 5.38% - 13.75%, due 9/26/2018 - 1/15/2028, and Corporate Notes, 5.50%, due 1/25/2023, with a value of $5,402.	5,000	5,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — continued
Wells Fargo Securities LLC, 1.80%, dated 5/31/2018, due 6/1/2018, repurchase price $23,001, collateralized by Sovereign Government Securities, 1.38% — 4.75%, due 10/26/2020 — 2/1/2028, with a value of $24,181.	23,000	23,000

TOTAL REPURCHASE AGREEMENTS (COST $313,000)		313,000

Investments(a)
MUNICIPAL BONDS — 1.9%
Alaska — 1.2%
Alaska Housing Finance Corp., State Capital Project Bonds II Series B, Rev., VRDO, 1.83%, 6/7/2018(b)	25,000	25,000

California — 0.2%
City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments
Series H-4, Rev., VRDO, LOC: Bank of China, 1.85%, 6/7/2018(b)	2,000	2,000
Series H-3, Rev., VRDO, LOC: Bank of China, 1.90%, 6/7/2018(b)	2,000	2,000

		4,000

New York — 0.5%
New York State Housing Finance Agency, 572 11th Avenue Housing Series A, Rev., VRDO, LOC: Bank of China, 1.93%, 6/1/2018(b)	10,000	10,000

TOTAL MUNICIPAL BONDS (Cost $39,000)		39,000

Investments
SHORT-TERM INVESTMENTS — 84.6%
COMMERCIAL PAPER — 34.4%
ABN AMRO Funding USA LLC (Netherlands) 2.32%, 7/2/2018(c)(d)	15,000	14,970
Albion Capital Corp. SA (Luxembourg) 2.16%, 7/20/2018(d)	5,000	4,985
Alpine Securitization LLC (Switzerland) 2.36%, 8/14/2018(c)(d)	5,000	4,976
Antalis SA (Jersey) 2.38%, 7/2/2018(c)(d)	20,000	19,959
Australia & New Zealand Banking Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.21%), 2.50%, 6/27/2018(c)(e)	5,000	5,000
Bank of Montreal (Canada) 2.10%, 6/4/2018(d)	15,000	14,997
Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 1 Month + 0.27%), 2.22%, 6/15/2018(c)(e)	20,000	20,000
Bedford Row Funding Corp.
(ICE LIBOR USD 1 Month + 0.23%), 2.20%, 6/3/2018(c)(e)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.22%), 2.14%, 6/11/2018(c)(e)	3,000	3,000
(ICE LIBOR USD 1 Month + 0.24%), 2.16%, 6/13/2018(c)(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.26%), 2.20%, 6/17/2018(c)(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.24%), 2.16%, 6/18/2018(c)(e)	20,000	20,000
(ICE LIBOR USD 1 Month + 0.27%), 2.23%, 6/30/2018(c)(e)	5,000	5,000
BPCE SA (France) 2.31%, 7/9/2018(c)(d)	20,000	19,951
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 1 Month + 0.17%), 2.08%, 6/3/2018(c)(e)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.17%), 2.08%, 6/6/2018(c)(e)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.30%), 2.24%, 6/15/2018(c)(e)	10,000	10,000
China Construction Bank Corp. (China) 2.48%, 8/23/2018(c)(d)	15,000	14,915

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
COMMERCIAL PAPER — continued
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 1 Month + 0.20%), 2.11%, 6/6/2018(c)(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.23%), 2.15%, 6/14/2018(c)(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.20%), 2.12%, 6/17/2018(c)(e)	20,000	20,000
(ICE LIBOR USD 1 Month + 0.18%), 2.12%, 6/23/2018(c)(e)	15,000	14,999
Danske Corp. (Denmark) 2.09%, 6/1/2018(c)(d)	10,000	10,000
DBS Bank Ltd. (Singapore) 2.11%, 6/6/2018(c)(d)	15,000	14,996
DNB Bank ASA (Norway) (ICE LIBOR USD 1 Month + 0.15%), 2.10%, 6/20/2018(c)(e)	3,000	3,000
DZ Bank AG (Germany) (ICE LIBOR USD 1 Month + 0.25%), 2.17%, 6/6/2018(c)(e)	10,000	10,000
First Abu Dhabi Bank PJSC (United Arab Emirates)
2.30%, 6/15/2018(c)(d)	35,000	34,969
2.43%, 7/16/2018(d)	5,000	4,985
2.36%, 8/21/2018(c)(d)	5,000	4,973
General Electric Co. 1.71%, 6/1/2018(d)	10,000	10,000
HSBC Bank plc (United Kingdom)
(ICE LIBOR USD 1 Month + 0.16%), 2.08%, 6/7/2018(c)(e)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.16%), 2.09%, 6/16/2018(c)(e)	25,000	25,000
ING US Funding LLC (Netherlands)
(ICE LIBOR USD 1 Month + 0.27%), 2.19%, 6/2/2018(e)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.19%), 2.12%, 6/13/2018(e)	15,000	15,000
2.26%, 6/27/2018(d)	7,000	6,989
Liberty Street Funding LLC
2.32%, 6/26/2018(c)(d)	15,000	14,976
2.32%, 6/28/2018(c)(d)	35,000	34,939
LMA-Americas LLC
1.96%, 7/17/2018(c)(d)	5,000	4,988
1.96%, 7/23/2018(c)(d)	12,000	11,966
Mitsubishi UFJ Trust & Banking Corp. (Japan)
2.10%, 6/1/2018(d)	3,000	3,000
2.32%, 9/7/2018(c)(d)	8,000	7,950
Natixis SA (France)
(ICE LIBOR USD 1 Month + 0.44%), 2.36%, 6/11/2018(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.34%), 2.26%, 6/13/2018(e)	15,000	15,000
Sinopec Century Bright Capital Investment Ltd. (China) 2.21%, 7/30/2018(c)(d)	40,000	39,856
Standard Chartered Bank (United Kingdom) 2.31%, 6/20/2018(c)(d)	25,000	24,969
Starbird Funding Corp. 2.38%, 9/4/2018(c)(d)	10,000	9,938
Sumitomo Mitsui Banking Corp. (Japan) 2.15%, 6/7/2018(c)(d)	10,000	9,996
Swedbank AB (Sweden) 1.92%, 7/27/2018(d)	6,000	5,982
Thunder Bay Funding LLC (ICE LIBOR USD 1 Month + 0.23%), 2.15%, 6/16/2018(c)(e)	3,000	3,000
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 1 Month + 0.37%), 2.30%, 6/7/2018(c)(e)	16,000	16,000
(ICE LIBOR USD 1 Month + 0.25%), 2.20%, 6/21/2018(c)(e)	25,000	25,000
(ICE LIBOR USD 1 Month + 0.25%), 2.20%, 6/23/2018(c)(e)	5,000	5,000
(ICE LIBOR USD 3 Month + 0.27%), 2.56%, 6/26/2018(c)(e)	5,000	5,000
Toyota Finance Australia Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.21%), 2.16%, 6/19/2018(e)	5,000	5,000
Toyota Motor Credit Corp. (Japan) (ICE LIBOR USD 1 Month + 0.34%), 2.32%, 6/30/2018(e)	15,000	15,000
UBS AG (Switzerland) (ICE LIBOR USD 1 Month + 0.22%), 2.14%, 6/15/2018(c)(e)	10,000	10,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
COMMERCIAL PAPER — continued
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 1 Month + 0.19%), 2.11%, 6/5/2018(c)(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.19%), 2.16%, 6/10/2018(c)(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.27%), 2.19%, 6/21/2018(c)(e)	3,000	3,000

TOTAL COMMERCIAL PAPER (Cost $708,224)		708,224

CERTIFICATES OF DEPOSIT — 26.7%
Agricultural Bank of China Ltd. (China)
2.62%, 6/6/2018	25,000	25,000
2.45%, 8/31/2018	17,000	17,000
Banco Del Estado De Chile (Chile)
2.30%, 7/2/2018	3,000	3,000
2.30%, 8/10/2018	5,000	5,000
Bank of China Ltd. (China) 2.14%, 7/23/2018	20,000	20,000
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 1 Month + 0.20%), 2.12%, 6/7/2018(e)	5,000	5,000
(ICE LIBOR USD 3 Month + 0.10%), 2.22%, 6/15/2018(e)	3,000	3,000
BNP Paribas SA (France)
(ICE LIBOR USD 1 Month + 0.27%), 2.18%, 6/2/2018(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.19%), 2.11%, 6/6/2018(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.20%), 2.16%, 6/24/2018(e)	5,000	5,000
(ICE LIBOR USD 3 Month + 0.25%), 2.54%, 6/26/2018(e)	10,000	10,000
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.25%), 2.34%, 6/13/2018(e)	1,500	1,501
Chiba Bank Ltd. (Japan)
2.18%, 6/7/2018	10,000	10,000
2.21%, 7/20/2018	20,000	20,000
China Construction Bank Corp. (China)
2.62%, 6/6/2018	5,000	5,000
2.50%, 8/3/2018	5,000	5,000
2.52%, 8/9/2018(d)	15,000	14,928
Commonwealth Bank of Australia (Australia) (ICE LIBOR USD 3 Month + 0.21%), 2.57%, 7/30/2018(e)	5,000	5,000
Cooperatieve Rabobank UA (Netherlands)
(ICE LIBOR USD 1 Month + 0.14%), 2.06%, 6/6/2018(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.14%), 2.09%, 6/20/2018(e)	2,000	2,000
Credit Industriel et Commercial (France)
(ICE LIBOR USD 1 Month + 0.19%), 2.12%, 6/16/2018(e)	20,000	20,000
(ICE LIBOR USD 1 Month + 0.29%), 2.26%, 6/28/2018(e)	20,000	20,000
DG Bank AG (Germany) 2.30%, 7/3/2018	6,000	6,000
Industrial & Commercial Bank of China Ltd. (China)
2.62%, 6/6/2018	30,000	30,000
2.48%, 8/10/2018	3,000	3,000
2.47%, 8/17/2018	7,000	7,000
2.45%, 8/27/2018	10,000	10,000
KBC Bank NV (Belgium) 2.14%, 7/30/2018	20,000	20,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(ICE LIBOR USD 1 Month + 0.22%), 2.13%, 6/1/2018(e)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.34%), 2.25%, 6/3/2018(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.22%), 2.14%, 6/5/2018(e)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.23%), 2.17%, 6/20/2018(e)	20,000	20,000
(ICE LIBOR USD 1 Month + 0.22%), 2.19%, 6/27/2018(e)	6,000	6,000
2.34%, 7/30/2018(d)	5,000	4,981
Mizuho Bank Ltd. (Japan)
(ICE LIBOR USD 1 Month + 0.22%), 2.15%, 6/16/2018(e)	10,000	10,000
2.39%, 7/13/2018(d)	15,000	14,958
MUFG Bank Ltd. (Japan) 2.34%, 7/16/2018	5,000	5,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
CERTIFICATES OF DEPOSIT — continued
Natixis SA (France)
(ICE LIBOR USD 1 Month + 0.38%), 2.29%, 6/1/2018(e)	11,000	11,000
1.61%, 8/9/2018	5,000	4,992
Oversea-Chinese Banking Corp. Ltd. (Singapore) 2.12%, 7/9/2018	8,000	8,000
Royal Bank of Canada (Canada)
(ICE LIBOR USD 1 Month + 0.21%), 2.16%, 6/20/2018(e)	2,000	2,000
(ICE LIBOR USD 3 Month + 0.17%), 2.42%, 6/21/2018(e)	5,000	5,000
Shizuoka Bank Ltd. (The) (Japan) 2.14%, 7/25/2018	10,000	10,000
Standard Chartered Bank (United Kingdom) (ICE LIBOR USD 1 Month + 0.21%), 2.18%, 6/27/2018(e)	3,000	3,000
State Street Bank & Trust Co. (ICE LIBOR USD 1 Month + 0.21%), 2.19%, 9/26/2018(e)	10,000	10,000
Sumitomo Mitsui Banking Corp. (Japan)
(ICE LIBOR USD 1 Month + 0.22%), 2.14%, 6/6/2018(e)	4,000	4,000
(ICE LIBOR USD 1 Month + 0.26%), 2.24%, 6/29/2018(e)	10,000	10,000
Sumitomo Mitsui Trust Bank Ltd. (United Kingdom) 2.36%, 7/13/2018(d)	5,000	4,986
Svenska Handelsbanken AB (Sweden)
(ICE LIBOR USD 1 Month + 0.14%), 2.07%, 6/13/2018(e)	5,000	5,000
(ICE LIBOR USD 1 Month + 0.26%), 2.24%, 6/28/2018(e)	10,000	10,000
Swedbank AB (Sweden) (ICE LIBOR USD 1 Month + 0.20%), 2.23%, 6/3/2018(d)(e)	10,000	10,000
Wells Fargo Bank NA
(ICE LIBOR USD 1 Month + 0.23%), 2.15%, 6/13/2018(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.25%), 2.20%, 6/22/2018(e)	15,000	15,000
(ICE LIBOR USD 1 Month + 0.23%), 2.20%, 6/27/2018(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.33%), 2.31%, 6/29/2018(e)	10,000	10,000
(ICE LIBOR USD 1 Month + 0.21%), 2.19%, 6/30/2018(e)	15,000	15,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $551,346)		551,346

TIME DEPOSITS — 21.1%
Australia & New Zealand Banking Group Ltd. 1.77%, 6/5/2018	20,000	20,000
China Construction Bank Corp. 1.73%, 6/1/2018	45,000	45,000
Cooperatieve Rabobank UA 1.70%, 6/1/2018	45,000	45,000
Credit Agricole Corporate and Investment Bank 1.70%, 6/1/2018	80,000	80,000
Erste Group Bank AG 1.72%, 6/1/2018	60,000	60,000
Industrial & Commercial Bank of China Ltd. 1.73%, 6/1/2018	45,000	45,000
Mizuho Bank Ltd.
1.71%, 6/1/2018	50,000	50,000
1.75%, 6/5/2018	15,000	15,000
Skandinaviska Enskilda TD 1.69%, 6/1/2018	25,416	25,416
Swedbank AB 1.70%, 6/1/2018	50,000	50,000

TOTAL TIME DEPOSITS (Cost $435,416)		435,416

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bills 1.74%, 6/14/2018(d) (Cost $49,969)	50,000	49,969

TOTAL SHORT-TERM INVESTMENTS (COST $1,744,955)		1,744,955

Total Investments — 101.7% (Cost $2,096,955)*		2,096,955
Liabilities in Excess of Other Assets — (1.7%)		(36,007)

Net Assets — 100.0%		2,060,948

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF May 31, 2018

Abbreviations

FNMA		Federal National Mortgage Association
ICE		Intercontinental Exchange
LIBOR		London Interbank Offered Rate
LOC		Letter of Credit
Rev.		Revenue
USD		United States Dollar
VRDO		Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2018.
(a)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	—	The rate shown is the effective yield as of May 31, 2018.
(e)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,096,955	$—	$2,096,955

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — 44.6%
FHLMC
Pool # 645242, ARM, 3.58%, 1/1/2030(a)	9		9
Pool # 781087, ARM, 3.48%, 12/1/2033(a)	86		91
Pool # 1B1665, ARM, 3.95%, 4/1/2034(a)	63		66
Pool # 782979, ARM, 3.70%, 1/1/2035(a)	97		102
Pool # 1B2844, ARM, 3.59%, 3/1/2035(a)	44		45
Pool # 1Q0007, ARM, 3.87%, 12/1/2035(a)	74		78
Pool # 972200, ARM, 3.61%, 3/1/2036(a)	67		70
Pool # 1J1380, ARM, 4.29%, 3/1/2036(a)	86		92
Pool # 1H2618, ARM, 3.68%, 5/1/2036(a)	88		93
Pool # 1G2557, ARM, 4.08%, 6/1/2036(a)	222		234
Pool # 1A1085, ARM, 3.46%, 8/1/2036(a)	90		94
Pool # 1Q0105, ARM, 3.56%, 9/1/2036(a)	100		105
Pool # 1N0249, ARM, 3.61%, 10/1/2036(a)	27		28
Pool # 1B7163, ARM, 3.82%, 10/1/2036(a)	4		4
Pool # 1A1096, ARM, 3.85%, 10/1/2036(a)	192		200
Pool # 1J1348, ARM, 3.95%, 10/1/2036(a)	165		174
Pool # 1J1378, ARM, 3.39%, 11/1/2036(a)	158		165
Pool # 782760, ARM, 3.42%, 11/1/2036(a)	270		285
Pool # 1G2671, ARM, 3.45%, 11/1/2036(a)	86		90
Pool # 1Q0737, ARM, 3.52%, 11/1/2036(a)	131		137
Pool # 1G1386, ARM, 3.77%, 12/1/2036(a)	66		70
Pool # 1J1516, ARM, 3.56%, 2/1/2037(a)	33		34
Pool # 1J0282, ARM, 3.71%, 2/1/2037(a)	81		85
Pool # 1G1555, ARM, 4.03%, 2/1/2037(a)	44		46
Pool # 1J1543, ARM, 4.25%, 2/1/2037(a)	44		47
Pool # 1Q0739, ARM, 3.66%, 3/1/2037(a)	257		269
Pool # 1Q0697, ARM, 3.37%, 5/1/2037(a)	87		90
Pool # 1B3485, ARM, 3.68%, 7/1/2037(a)	48		50
Pool # 1G2229, ARM, 3.56%, 9/1/2037(a)	59		62
Pool # 1K0134, ARM, 3.51%, 10/1/2037(a)	28		29
Pool # 1Q0722, ARM, 4.03%, 4/1/2038(a)	90		95
Pool # 1Q0789, ARM, 3.95%, 5/1/2038(a)	63		66
FHLMC Gold Pools, 15 Year, Single Family
Pool # B12489, 4.50%, 10/1/2018	—	(b)	—	(b)
Pool # G11695, 6.50%, 2/1/2019	—	(b)	—	(b)
Pool # G13753, 5.50%, 2/1/2021	13		14
Pool # G13073, 6.00%, 7/1/2021	24		24
Pool # G13012, 6.00%, 3/1/2022	2		2
Pool # G12825, 6.50%, 3/1/2022	27		28
Pool # G12978, 5.50%, 12/1/2022	160		166
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91042, 5.50%, 5/1/2027	490		525
Pool # C91158, 6.50%, 1/1/2028	317		347
Pool # C91180, 5.50%, 3/1/2028	161		173
Pool # D98938, 4.00%, 2/1/2032	1,249		1,295
FHLMC Gold Pools, 30 Year, Single Family
Pool # D53146, 6.50%, 5/1/2024	2		2
Pool # C18115, 6.00%, 11/1/2028	1		1
Pool # C00701, 6.50%, 1/1/2029	37		42
Pool # G03029, 6.00%, 10/1/2029	76		83
Pool # A12679, 8.50%, 8/1/2030	16		16
Pool # C68485, 7.00%, 7/1/2032	23		24
Pool # G01448, 7.00%, 8/1/2032	52		59
Pool # C75791, 5.50%, 1/1/2033	206		222
Pool # C01735, 4.00%, 10/1/2033	104		106
Pool # A13625, 5.50%, 10/1/2033	361		402
Pool # A16253, 6.00%, 11/1/2033	66		72
Pool # A16843, 6.00%, 12/1/2033	123		139
Pool # A24712, 6.50%, 7/1/2034	58		66
Pool # A28796, 6.50%, 11/1/2034	203		231
Pool # A46417, 7.00%, 4/1/2035	314		357
Pool # A46987, 5.50%, 7/1/2035	772		840

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # A80290, 5.00%, 11/1/2035	794		858
Pool # G05713, 6.50%, 12/1/2035	720		810
Pool # A54679, 6.50%, 6/1/2036	47		53
Pool # C02637, 7.00%, 10/1/2036	187		208
Pool # C02660, 6.50%, 11/1/2036	140		158
Pool # G04077, 6.50%, 3/1/2038	230		259
Pool # G05190, 7.50%, 9/1/2038	37		43
Pool # C03466, 5.50%, 3/1/2040	197		212
Pool # A93511, 5.00%, 8/1/2040	2,158		2,310
Pool # G06493, 4.50%, 5/1/2041	2,808		2,961
Pool # G60039, 3.00%, 4/1/2043	8,397		8,207
Pool # G60105, 5.00%, 6/1/2044	4,482		4,797
Pool # Q37784, 3.50%, 12/1/2045	2,580		2,581
Pool # Q39412, 3.50%, 3/1/2046	1,824		1,825
Pool # Q40797, 3.50%, 5/1/2046	3,150		3,150
Pool # Q40922, 3.50%, 6/1/2046	1,569		1,567
Pool # Q42079, 3.50%, 7/1/2046	2,318		2,314
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	70		74
Pool # B90491, 7.50%, 1/1/2032	218		242
Pool # G20028, 7.50%, 12/1/2036	278		305
FHLMC Gold Pools, Other
Pool # G80208, 10.50%, 7/20/2021	7		7
Pool # U80047, 4.00%, 9/1/2032	1,041		1,091
Pool # U80068, 3.50%, 10/1/2032	1,233		1,247
Pool # U80173, 3.50%, 1/1/2033	2,601		2,631
Pool # U80125, 3.50%, 1/1/2033	2,196		2,221
Pool # L10151, 6.00%, 2/1/2033	121		127
Pool # U80265, 3.50%, 4/1/2033	3,070		3,105
Pool # L10221, 6.00%, 1/1/2034	177		189
Pool # L10224, 6.00%, 12/1/2034	131		136
Pool # H00068, 5.50%, 11/1/2035	69		71
Pool # H00158, 6.00%, 4/1/2036	314		325
Pool # P51353, 6.50%, 11/1/2036	179		198
Pool # L10291, 6.50%, 11/1/2036	518		565
Pool # P50595, 6.50%, 12/1/2036	657		741
Pool # P51361, 6.50%, 12/1/2036	141		156
Pool # G80365, 6.50%, 10/17/2038	216		236
Pool # U90690, 3.50%, 6/1/2042	8,535		8,551
Pool # U90975, 4.00%, 6/1/2042	5,733		5,911
Pool # T65101, 4.00%, 10/1/2042	1,286		1,305
Pool # U90542, 4.00%, 12/1/2042	3,588		3,700
Pool # U99051, 3.50%, 6/1/2043	1,349		1,352
Pool # U99134, 4.00%, 1/1/2046	3,260		3,360
Pool # U69030, 4.50%, 1/1/2046	2,868		3,024
Pool # U69039, 4.00%, 2/1/2046	5,608		5,786
FNMA
Pool # 116612, ARM, 3.44%, 3/1/2019(a)	—	(b)	—	(b)
Pool # 470623, ARM, 2.71%, 3/1/2022(a)	3,508		3,507
Pool # AN0483, ARM, 2.67%, 12/1/2025(a)	7,329		7,298
Pool # 54844, ARM, 2.49%, 9/1/2027(a)	5		5
Pool # 303532, ARM, 3.99%, 3/1/2029(a)	14		14
Pool # 555258, ARM, 3.05%, 1/1/2033(a)	135		139
Pool # 722421, ARM, 3.04%, 7/1/2033(a)	88		91
Pool # 686040, ARM, 3.26%, 7/1/2033(a)	179		188
Pool # 746299, ARM, 3.56%, 9/1/2033(a)	103		109
Pool # 743546, ARM, 3.27%, 11/1/2033(a)	190		198
Pool # 749923, ARM, 3.40%, 11/1/2033(a)	10		10
Pool # 766610, ARM, 3.43%, 1/1/2034(a)	60		63
Pool # 735648, ARM, 3.44%, 2/1/2034(a)	113		119
Pool # 770377, ARM, 3.74%, 4/1/2034(a)	74		76
Pool # 751531, ARM, 3.21%, 5/1/2034(a)	149		158
Pool # 778908, ARM, 3.34%, 6/1/2034(a)	68		70
Pool # 800422, ARM, 2.86%, 8/1/2034(a)	326		333

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 793062, ARM, 3.50%, 8/1/2034(a)	70		74
Pool # 735332, ARM, 3.63%, 8/1/2034(a)	116		122
Pool # 790964, ARM, 3.35%, 9/1/2034(a)	76		80
Pool # 794797, ARM, 3.07%, 10/1/2034(a)	91		94
Pool # 803594, ARM, 3.30%, 10/1/2034(a)	110		115
Pool # 803599, ARM, 3.33%, 10/1/2034(a)	174		182
Pool # 896463, ARM, 3.49%, 10/1/2034(a)	217		231
Pool # 735740, ARM, 3.65%, 10/1/2034(a)	168		177
Pool # 810896, ARM, 3.22%, 1/1/2035(a)	967		1,000
Pool # 816594, ARM, 3.26%, 2/1/2035(a)	67		69
Pool # 735513, ARM, 3.35%, 2/1/2035(a)	89		93
Pool # 745862, ARM, 3.47%, 4/1/2035(a)	188		199
Pool # 735539, ARM, 3.77%, 4/1/2035(a)	374		394
Pool # 821378, ARM, 3.24%, 5/1/2035(a)	290		299
Pool # 823660, ARM, 3.64%, 5/1/2035(a)	66		69
Pool # 821179, ARM, 4.02%, 5/1/2035(a)	37		39
Pool # 745766, ARM, 3.26%, 6/1/2035(a)	88		92
Pool # 832801, ARM, 3.31%, 9/1/2035(a)	91		95
Pool # 849251, ARM, 3.41%, 1/1/2036(a)	85		89
Pool # 920843, ARM, 4.16%, 3/1/2036(a)	1,409		1,509
Pool # 872825, ARM, 3.59%, 6/1/2036(a)	260		274
Pool # 892868, ARM, 3.52%, 7/1/2036(a)	158		166
Pool # 886558, ARM, 3.56%, 8/1/2036(a)	86		91
Pool # 920547, ARM, 3.60%, 9/1/2036(a)	172		178
Pool # 894239, ARM, 3.40%, 10/1/2036(a)	143		150
Pool # 900191, ARM, 3.83%, 10/1/2036(a)	72		77
Pool # 902818, ARM, 3.62%, 11/1/2036(a)	61		64
Pool # 902955, ARM, 3.54%, 12/1/2036(a)	98		103
Pool # 905189, ARM, 3.68%, 12/1/2036(a)	37		38
Pool # 995919, ARM, 3.46%, 7/1/2037(a)	208		218
Pool # 938346, ARM, 3.61%, 7/1/2037(a)	67		71
Pool # AD0085, ARM, 3.24%, 11/1/2037(a)	133		139
Pool # AD0179, ARM, 3.49%, 12/1/2037(a)	154		162
Pool # 966946, ARM, 3.79%, 1/1/2038(a)	18		19
FNMA, 15 Year, Single Family
Pool # 709877, 5.00%, 6/1/2018	—	(b)	—	(b)
Pool # 709848, 5.00%, 6/1/2018	—	(b)	—	(b)
Pool # 254858, 6.00%, 7/1/2018	—	(b)	—	(b)
Pool # 740462, 5.00%, 11/1/2018	2		2
Pool # 725432, 7.00%, 11/1/2018	—	(b)	—	(b)
Pool # 888681, 5.00%, 12/1/2018	1		1
Pool # 742078, 4.50%, 3/1/2019	15		15
Pool # 782612, 6.00%, 7/1/2019	11		11
Pool # 725810, 6.00%, 8/1/2019	2		2
Pool # 796668, 5.50%, 9/1/2019	17		17
Pool # 735439, 6.00%, 9/1/2019	5		5
Pool # 805063, 5.00%, 1/1/2020	23		24
Pool # 888557, 5.50%, 3/1/2020	6		6
Pool # 889265, 5.50%, 6/1/2020	2		2
Pool # 826493, 5.00%, 7/1/2020	24		25
Pool # 889805, 5.50%, 7/1/2020	8		8
Pool # 735911, 6.50%, 8/1/2020	14		15
Pool # 995886, 6.00%, 4/1/2021	6		6
Pool # 938569, 6.00%, 7/1/2021	15		15
Pool # AD0142, 6.00%, 8/1/2021	13		13
Pool # 901933, 7.00%, 8/1/2021	19		19
Pool # 888834, 6.50%, 4/1/2022	29		30
Pool # 995428, 5.50%, 11/1/2023	125		129
Pool # 995456, 6.50%, 2/1/2024	154		162
Pool # AD0133, 5.00%, 8/1/2024	153		159
FNMA, 20 Year, Single Family
Pool # 254002, 7.50%, 9/1/2021	6		7
Pool # 254305, 6.50%, 5/1/2022	64		71

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 555791, 6.50%, 12/1/2022	87		96
Pool # 889889, 6.50%, 7/1/2024	61		68
Pool # 257055, 6.50%, 12/1/2027	152		169
Pool # AE0049, 6.00%, 9/1/2029	154		169
Pool # MA0602, 3.50%, 12/1/2030	1,631		1,638
Pool # AP3582, 3.50%, 8/1/2032	2,633		2,667
Pool # AL6238, 4.00%, 1/1/2035	2,581		2,676
FNMA, 30 Year, FHA/VA
Pool # 550294, 11.00%, 4/1/2019	1		1
Pool # 544983, 9.00%, 11/1/2024	3		3
Pool # 547543, 9.00%, 10/1/2025	2		2
Pool # 535183, 8.00%, 6/1/2028	28		30
Pool # 252155, 7.00%, 10/1/2028	54		60
Pool # 252334, 6.50%, 2/1/2029	145		158
Pool # 252409, 6.50%, 3/1/2029	131		143
Pool # 253275, 8.50%, 3/1/2030	2		2
Pool # 535442, 8.50%, 6/1/2030	3		4
Pool # 787741, 9.00%, 8/1/2030	27		29
Pool # 736113, 9.00%, 6/1/2031	4		4
Pool # 653815, 7.00%, 2/1/2033	24		25
Pool # 752786, 6.00%, 9/1/2033	43		46
Pool # 954255, 6.50%, 8/1/2037	957		1,052
Pool # 931717, 6.50%, 8/1/2039	366		400
FNMA, 30 Year, Single Family
Pool # 408002, 7.00%, 4/1/2020	—	(b)	—	(b)
Pool # 479469, 10.00%, 2/1/2024	1		1
Pool # 689977, 8.00%, 3/1/2027	34		37
Pool # 695533, 8.00%, 6/1/2027	16		17
Pool # 756020, 8.50%, 12/1/2027	15		15
Pool # 756015, 8.00%, 7/1/2028	4		4
Pool # 457268, 9.50%, 7/1/2028	2		2
Pool # 527285, 7.00%, 11/1/2028	16		17
Pool # 755973, 8.00%, 11/1/2028	151		171
Pool # 455759, 6.00%, 12/1/2028	29		32
Pool # 776702, 4.50%, 5/1/2029	17		17
Pool # 889020, 6.50%, 11/1/2029	178		198
Pool # 567036, 8.50%, 2/1/2030	51		57
Pool # 598559, 6.50%, 8/1/2031	51		57
Pool # 613000, 7.00%, 11/1/2031	29		29
Pool # 610591, 7.00%, 1/1/2032	80		85
Pool # 788150, 6.00%, 3/1/2032	42		47
Pool # 644694, 7.00%, 5/1/2032	18		18
Pool # 649734, 7.00%, 6/1/2032	33		35
Pool # 649624, 7.00%, 8/1/2032	9		9
Pool # 668825, 7.00%, 8/1/2032	13		13
Pool # 682078, 5.50%, 11/1/2032	285		311
Pool # 675555, 6.00%, 12/1/2032	31		34
Pool # AL0045, 6.00%, 12/1/2032	367		407
Pool # 668562, 6.00%, 12/1/2032	59		66
Pool # 357363, 5.50%, 3/1/2033	524		573
Pool # 695584, 6.00%, 3/1/2033	22		24
Pool # 688655, 6.00%, 3/1/2033	34		37
Pool # 688625, 6.00%, 3/1/2033	39		43
Pool # 674349, 6.00%, 3/1/2033	23		25
Pool # 702901, 6.00%, 5/1/2033	319		359
Pool # 695403, 5.00%, 6/1/2033	211		226
Pool # 995656, 7.00%, 6/1/2033	286		327
Pool # 729296, 5.00%, 7/1/2033	225		242
Pool # 723852, 5.00%, 7/1/2033	97		105
Pool # 726912, 4.00%, 8/1/2033	15		15
Pool # 753696, 4.00%, 8/1/2033	31		32
Pool # 729379, 6.00%, 8/1/2033	61		68
Pool # 726914, 6.50%, 8/1/2033	54		60

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 737825, 6.00%, 9/1/2033	70		79
Pool # AA7943, 4.00%, 10/1/2033	531		546
Pool # 750977, 4.50%, 11/1/2033	74		77
Pool # 725017, 5.50%, 12/1/2033	453		503
Pool # 759424, 5.50%, 1/1/2034	101		112
Pool # 767378, 5.50%, 3/1/2034	49		54
Pool # 751341, 5.50%, 3/1/2034	30		33
Pool # 751182, 5.50%, 3/1/2034	85		95
Pool # 776565, 4.00%, 4/1/2034	465		477
Pool # AC1317, 4.50%, 9/1/2034	418		439
Pool # 820347, 5.00%, 9/1/2035	83		90
Pool # 745281, 6.00%, 1/1/2036	69		76
Pool # 888417, 6.50%, 1/1/2036	147		164
Pool # 833629, 7.00%, 3/1/2036	42		46
Pool # 893268, 6.50%, 8/1/2036	262		292
Pool # 833657, 7.50%, 8/1/2036	45		51
Pool # AA0922, 6.00%, 9/1/2036	429		476
Pool # 878225, 6.50%, 10/1/2036	151		173
Pool # 985683, 8.00%, 10/1/2036	101		109
Pool # 888476, 7.50%, 5/1/2037	83		96
Pool # 945870, 6.50%, 8/1/2037	87		100
Pool # 946338, 7.00%, 9/1/2037	75		83
Pool # 888707, 7.50%, 10/1/2037	195		226
Pool # 889883, 6.50%, 3/1/2038	177		197
Pool # AC9081, 6.50%, 9/1/2038	274		306
Pool # 909236, 7.00%, 9/1/2038	565		650
Pool # 934591, 7.00%, 10/1/2038	113		130
Pool # AB2869, 6.00%, 11/1/2038	425		479
Pool # 995504, 7.50%, 11/1/2038	58		68
Pool # 257510, 7.00%, 12/1/2038	244		281
Pool # AD0753, 7.00%, 1/1/2039	494		562
Pool # 890661, 7.00%, 2/1/2039	2,403		2,718
Pool # AD0780, 7.50%, 4/1/2039	1,030		1,215
Pool # AD6377, 5.50%, 5/1/2040	251		274
Pool # AR8128, 3.50%, 3/1/2043	2,460		2,466
Pool # AB9944, 3.00%, 7/1/2043	4,953		4,847
Pool # AL8256, 3.00%, 8/1/2043	5,182		5,069
Pool # AZ8089, 4.00%, 7/1/2045	3,059		3,137
Pool # BA2343, 4.00%, 9/1/2045	6,267		6,427
Pool # BC9441, 3.50%, 4/1/2046	628		628
Pool # BC6982, 4.00%, 4/1/2046	4,396		4,509
Pool # BD0299, 3.50%, 5/1/2046	916		916
Pool # BC1249, 3.50%, 6/1/2046	879		879
Pool # BD1243, 3.50%, 6/1/2046	1,310		1,309
Pool # BD3088, 3.50%, 7/1/2046	1,233		1,233
Pool # BD3066, 3.50%, 7/1/2046	3,374		3,373
Pool # BD7764, 3.50%, 9/1/2046	2,471		2,470
Pool # BH4665, 4.00%, 6/1/2047	3,389		3,476
Pool # BM3500, 4.00%, 9/1/2047	4,446		4,561
Pool # BJ1778, 4.50%, 10/1/2047	2,665		2,801
Pool # BE8351, 4.00%, 2/1/2048	3,985		4,079
FNMA, Other
Pool # 464572, 4.40%, 2/1/2020	5,800		5,925
Pool # AE0134, 4.40%, 2/1/2020	6,624		6,770
Pool # AE0136, 4.38%, 4/1/2020	2,290		2,350
Pool # 465659, 3.74%, 7/1/2020	1,305		1,328
Pool # 465578, 3.93%, 7/1/2020	1,457		1,488
Pool # 465602, 3.95%, 7/1/2020	3,500		3,564
Pool # 465491, 4.07%, 7/1/2020	7,260		7,432
Pool # 465769, 3.96%, 8/1/2020	2,738		2,795
Pool # 100120, 11.00%, 8/20/2020	—	(b)	—	(b)
Pool # 466038, 3.43%, 9/1/2020	2,607		2,639
Pool # 465936, 3.60%, 9/1/2020	2,639		2,681

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 465783, 3.84%, 9/1/2020	1,733		1,736
Pool # 466090, 3.28%, 10/1/2020	2,707		2,724
Pool # 466030, 3.29%, 10/1/2020	1,841		1,857
Pool # 466296, 3.36%, 10/1/2020	3,537		3,576
Pool # FN0008, 3.38%, 10/1/2020	477		483
Pool # 466386, 3.43%, 10/1/2020	2,635		2,668
Pool # 465721, 4.04%, 10/1/2020	1,600		1,638
Pool # 466454, 3.23%, 11/1/2020	2,391		2,411
Pool # 466436, 3.27%, 11/1/2020	1,863		1,880
Pool # 466430, 3.37%, 11/1/2020	3,447		3,486
Pool # 466899, 3.48%, 12/1/2020	2,409		2,443
Pool # FN0022, 3.54%, 12/1/2020	2,128		2,158
Pool # 466689, 3.59%, 12/1/2020	695		706
Pool # 466836, 3.87%, 1/1/2021	2,896		2,966
Pool # 466919, 3.93%, 1/1/2021	1,873		1,916
Pool # FN0003, 4.28%, 1/1/2021	666		687
Pool # 467264, 4.33%, 2/1/2021	1,387		1,434
Pool # 467278, 4.35%, 2/1/2021	1,856		1,919
Pool # 467344, 4.48%, 2/1/2021	1,795		1,854
Pool # 467390, 4.16%, 3/1/2021	2,120		2,183
Pool # 467944, 4.25%, 4/1/2021	2,000		2,067
Pool # 467630, 4.30%, 4/1/2021	1,390		1,437
Pool # 468243, 3.97%, 6/1/2021	2,266		2,326
Pool # 468237, 4.02%, 6/1/2021	3,000		3,086
Pool # 468066, 4.30%, 6/1/2021	1,393		1,442
Pool # 468043, 4.31%, 6/1/2021	7,145		7,401
Pool # 468102, 4.34%, 6/1/2021	9,000		9,342
Pool # 467705, 4.48%, 6/1/2021	4,000		4,147
Pool # 458063, 9.92%, 6/15/2021	—	(b)	—	(b)
Pool # 468614, 3.86%, 7/1/2021	2,220		2,277
Pool # 468667, 3.94%, 7/1/2021	4,000		4,108
Pool # 468491, 3.95%, 7/1/2021	12,334		12,663
Pool # 468665, 3.97%, 7/1/2021	3,148		3,233
Pool # 468651, 3.99%, 7/1/2021	1,781		1,830
Pool # 468564, 4.06%, 7/1/2021	7,780		8,012
Pool # 468128, 4.33%, 7/1/2021	1,175		1,219
Pool # 468699, 4.05%, 8/1/2021	3,002		3,092
Pool # AM6602, 2.63%, 9/1/2021	600		594
Pool # 469204, 3.89%, 9/1/2021	4,868		4,995
Pool # AM7164, 2.59%, 11/1/2021	2,477		2,453
Pool # AM7314, 2.63%, 11/1/2021	2,000		1,981
Pool # 469552, 3.43%, 11/1/2021	2,322		2,356
Pool # 469873, 3.03%, 12/1/2021	7,259		7,272
Pool # 469074, 3.83%, 12/1/2021	6,200		6,378
Pool # AM7739, 2.40%, 1/1/2022	678		665
Pool # 470324, 3.03%, 1/1/2022	4,172		4,180
Pool # 470166, 3.09%, 1/1/2022	6,873		6,899
Pool # 470124, 3.12%, 1/1/2022	4,886		4,910
Pool # 470302, 3.13%, 1/1/2022	1,768		1,777
Pool # 470350, 3.24%, 1/1/2022	4,681		4,722
Pool # 470546, 2.99%, 2/1/2022	2,179		2,180
Pool # 470202, 3.14%, 2/1/2022	2,658		2,673
Pool # 470251, 3.20%, 2/1/2022	3,646		3,674
Pool # 470622, 2.75%, 3/1/2022	4,435		4,385
Pool # 923803, 5.00%, 4/1/2022	12		12
Pool # 471274, 2.86%, 5/1/2022	3,570		3,542
Pool # 471177, 2.94%, 5/1/2022	3,565		3,559
Pool # 471199, 3.00%, 5/1/2022	2,841		2,843
Pool # 471151, 3.02%, 5/1/2022	4,505		4,511
Pool # 471313, 3.08%, 5/1/2022	2,232		2,239
Pool # 471190, 3.12%, 5/1/2022	3,399		3,416
Pool # 471599, 2.60%, 6/1/2022	4,811		4,726

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 471747, 2.76%, 6/1/2022	7,000	6,891
Pool # 471735, 2.79%, 6/1/2022	2,384	2,359
Pool # 471674, 2.79%, 6/1/2022	2,035	2,014
Pool # 471256, 2.98%, 6/1/2022	3,000	2,999
Pool # 471839, 2.67%, 7/1/2022	5,307	5,227
Pool # 471947, 2.75%, 7/1/2022	1,722	1,701
Pool # 471893, 2.83%, 7/1/2022	5,172	5,123
Pool # 471828, 2.65%, 8/1/2022	8,320	8,176
Pool # 471871, 2.86%, 8/1/2022	4,032	3,998
Pool # AM0757, 2.47%, 9/1/2022	1,333	1,300
Pool # 471901, 2.90%, 9/1/2022	2,858	2,849
Pool # AM0903, 2.53%, 10/1/2022	3,950	3,868
Pool # AM0904, 2.53%, 10/1/2022	4,975	4,871
Pool # AM1196, 2.37%, 11/1/2022	4,152	4,038
Pool # AM0585, 2.38%, 11/1/2022	1,805	1,756
Pool # AM1492, 2.47%, 11/1/2022	1,500	1,462
Pool # AM1802, 2.24%, 12/1/2022	1,580	1,527
Pool # AM1619, 2.34%, 12/1/2022	4,353	4,215
Pool # AM0811, 2.42%, 12/1/2022	3,145	3,063
Pool # AM1835, 2.53%, 12/1/2022	2,000	1,954
Pool # AM7303, 2.66%, 12/1/2022	1,985	1,954
Pool # AM1922, 2.15%, 1/1/2023	3,896	3,750
Pool # AM2111, 2.34%, 1/1/2023	3,345	3,245
Pool # AM2366, 2.40%, 2/1/2023	2,986	2,909
Pool # AM2859, 2.65%, 3/1/2023	2,000	1,963
Pool # AM3069, 2.64%, 4/1/2023	1,843	1,808
Pool # AM3563, 2.51%, 6/1/2023	905	882
Pool # AM3990, 3.74%, 7/1/2023	976	1,001
Pool # AM4066, 3.59%, 8/1/2023	3,000	3,064
Pool # AM4044, 3.49%, 9/1/2023	6,250	6,350
Pool # AM4716, 3.38%, 12/1/2023	1,490	1,504
Pool # AM7024, 2.90%, 12/1/2024	1,000	985
Pool # AM7589, 2.95%, 12/1/2024	1,986	1,966
Pool # AM7290, 2.97%, 12/1/2024	1,165	1,153
Pool # AM7576, 3.04%, 12/1/2024	2,000	1,988
Pool # AM7124, 3.11%, 12/1/2024	4,000	3,991
Pool # AM7682, 2.84%, 1/1/2025	1,670	1,638
Pool # AM7571, 2.89%, 1/1/2025	1,510	1,486
Pool # AM8794, 3.02%, 6/1/2025	1,430	1,419
Pool # AN0029, 3.10%, 9/1/2025	2,395	2,391
Pool # AN0287, 2.95%, 11/1/2025	4,500	4,413
Pool # AM4660, 3.77%, 12/1/2025	5,000	5,157
Pool # AM6381, 3.29%, 8/1/2026	5,000	5,002
Pool # 468574, 4.55%, 8/1/2026	2,985	3,172
Pool # 468573, 4.76%, 8/1/2026	2,697	2,895
Pool # AM6808, 3.24%, 10/1/2026	2,065	2,064
Pool # AM7321, 3.12%, 11/1/2026	992	974
Pool # 469615, 4.08%, 11/1/2026	10,260	10,768
Pool # AM7118, 3.14%, 12/1/2026	1,877	1,859
Pool # AN4571, 3.07%, 2/1/2027	1,810	1,783
Pool # AN4363, 3.25%, 2/1/2027	4,404	4,379
Pool # AN4917, 3.13%, 3/1/2027	4,100	4,026
Pool # AM8529, 3.03%, 4/1/2027	1,000	978
Pool # 470893, 3.46%, 4/1/2027	2,230	2,251
Pool # AM8745, 2.81%, 5/1/2027	1,730	1,665
Pool # AM8595, 2.83%, 5/1/2027	4,000	3,837
Pool # AM8987, 2.79%, 6/1/2027	949	916
Pool # AM9169, 3.08%, 6/1/2027	2,424	2,381
Pool # AN6318, 3.18%, 8/1/2027	3,000	2,944
Pool # AM0414, 2.87%, 9/1/2027	1,300	1,249
Pool # AN2216, 2.64%, 8/1/2028	2,500	2,340
Pool # AN2497, 2.60%, 9/1/2028	4,000	3,738

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AN2905, 2.55%, 10/1/2028	2,000	1,857
Pool # AN3244, 2.59%, 10/1/2028	2,000	1,856
Pool # AN3570, 2.71%, 11/1/2028	10,000	9,405
Pool # AN3828, 2.67%, 12/1/2028	3,725	3,501
Pool # AN3685, 2.69%, 12/1/2028	4,020	3,754
Pool # AN4154, 3.17%, 1/1/2029	6,060	5,909
Pool # AN4349, 3.35%, 1/1/2029	2,970	2,944
Pool # AN4697, 3.22%, 2/1/2029	5,000	4,921
Pool # AN4975, 3.21%, 3/1/2029	2,065	2,023
Pool # AN5279, 3.34%, 4/1/2029	4,524	4,502
Pool # AN6158, 2.99%, 7/1/2029	2,400	2,296
Pool # AN6214, 3.03%, 7/1/2029	5,824	5,605
Pool # AN5989, 3.21%, 7/1/2029	3,000	2,924
Pool # AN6019, 3.10%, 8/1/2029	4,500	4,348
Pool # AM7018, 3.63%, 10/1/2029	1,900	1,933
Pool # AM7013, 3.39%, 12/1/2029	1,467	1,462
Pool # AN7947, 3.16%, 1/1/2030	2,000	1,942
Pool # AN7812, 3.03%, 2/1/2030	11,949	11,519
Pool # AN8514, 3.27%, 2/1/2030	2,000	1,964
Pool # AM7516, 3.55%, 2/1/2030	2,000	2,016
Pool # AM8692, 3.03%, 4/1/2030	3,000	2,863
Pool # AM8408, 3.13%, 4/1/2030	6,000	5,802
Pool # AM8889, 2.92%, 5/1/2030	3,000	2,823
Pool # AM8666, 2.96%, 6/1/2030	1,956	1,890
Pool # AM8958, 2.97%, 6/1/2030	3,000	2,845
Pool # AM9012, 3.13%, 6/1/2030	1,000	961
Pool # AM9014, 3.20%, 6/1/2030	1,500	1,460
Pool # AM9320, 3.30%, 7/1/2030	1,005	985
Pool # AM9755, 3.32%, 8/1/2030	2,421	2,387
Pool # AM9676, 3.37%, 9/1/2030	1,439	1,424
Pool # AM9218, 3.39%, 9/1/2030	2,581	2,559
Pool # AN0099, 3.28%, 11/1/2030	7,200	7,057
Pool # 467096, 4.97%, 2/1/2031	3,379	3,633
Pool # AN1676, 2.99%, 5/1/2031	3,850	3,655
Pool # AI2479, 5.00%, 5/1/2031	706	754
Pool # AN1683, 3.03%, 6/1/2031	5,268	5,020
Pool # AN3620, 2.75%, 11/1/2031	6,351	5,904
Pool # AN4187, 3.49%, 1/1/2032	2,058	2,056
Pool # AN4118, 3.24%, 2/1/2032	8,000	7,718
Pool # AN4964, 3.32%, 4/1/2032	1,967	1,933
Pool # AD8548, 5.50%, 1/1/2033	281	295
Pool # AR7484, 3.50%, 2/1/2033	2,188	2,215
Pool # AT7117, 3.50%, 6/1/2033	2,512	2,544
Pool # 754922, 5.50%, 9/1/2033	129	141
Pool # 762520, 4.00%, 11/1/2033	405	410
Pool # AM7111, 3.57%, 11/1/2034	1,472	1,475
Pool # AM7122, 3.61%, 11/1/2034	2,356	2,362
Pool # AM9188, 3.12%, 6/1/2035	2,000	1,881
Pool # 847108, 6.50%, 10/1/2035	81	84
Pool # 881628, 5.00%, 1/1/2036	25	26
Pool # 256128, 6.00%, 2/1/2036	28	30
Pool # 868763, 6.50%, 4/1/2036	8	8
Pool # 872740, 6.50%, 6/1/2036	68	73
Pool # 907742, 7.00%, 12/1/2036	38	41
Pool # 888408, 6.00%, 3/1/2037	104	109
Pool # 256651, 6.00%, 3/1/2037	57	60
Pool # 888373, 7.00%, 3/1/2037	120	134
Pool # 888796, 6.00%, 9/1/2037	213	229
Pool # 888698, 7.00%, 10/1/2037	211	241
Pool # 953501, 7.00%, 11/1/2037	150	162
Pool # 257172, 5.50%, 4/1/2038	76	79
Pool # AD0810, 6.00%, 11/1/2039	96	103

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # AB1830, 3.50%, 11/1/2040	1,085		1,089
Pool # AL2606, 4.00%, 3/1/2042	922		939
Pool # AO6757, 4.00%, 6/1/2042	2,909		2,991
Pool # MA1125, 4.00%, 7/1/2042	1,025		1,053
Pool # AO7225, 4.00%, 7/1/2042	2,261		2,325
Pool # AO9352, 4.00%, 7/1/2042	1,136		1,168
Pool # AO9353, 4.00%, 7/1/2042	1,185		1,218
Pool # AP0838, 4.00%, 7/1/2042	10,489		10,784
Pool # MA1177, 3.50%, 9/1/2042	1,164		1,165
Pool # MA1178, 4.00%, 9/1/2042	2,690		2,766
Pool # MA1213, 3.50%, 10/1/2042	5,611		5,615
Pool # AR1397, 3.00%, 1/1/2043	2,028		1,981
Pool # AB8517, 3.00%, 2/1/2043	1,157		1,130
Pool # MA1373, 3.50%, 3/1/2043	5,274		5,277
Pool # MA1437, 3.50%, 5/1/2043	1,647		1,649
Pool # MA1442, 4.00%, 5/1/2043	4,253		4,372
Pool # MA1463, 3.50%, 6/1/2043	2,656		2,658
Pool # MA1552, 3.00%, 8/1/2043	1,395		1,363
Pool # MA1582, 3.50%, 9/1/2043	348		348
Pool # MA2434, 3.50%, 9/1/2045	1,574		1,576
Pool # MA2493, 3.50%, 12/1/2045	462		462
Pool # BC1157, 3.50%, 1/1/2046	1,171		1,172
Pool # MA2545, 3.50%, 2/1/2046	784		785
Pool # BC4832, 3.50%, 3/1/2046	811		811
Pool # AS6970, 3.50%, 4/1/2046	4,673		4,677
Pool # BC8400, 3.50%, 5/1/2046	1,071		1,072
Pool # AS7424, 3.50%, 6/1/2046	1,991		1,993
Pool # MA2658, 3.50%, 6/1/2046	6,506		6,511
GNMA I, 15 Year, Single Family Pool # 615791, 6.00%, 6/15/2018	—	(b)	—	(b)
GNMA I, 30 Year, Single Family
Pool # 608665, 6.50%, 8/15/2022	128		134
Pool # 313110, 7.50%, 11/15/2022	—	(b)	—	(b)
Pool # 554105, 6.50%, 3/15/2023	26		26
Pool # 345288, 7.50%, 3/15/2023	4		4
Pool # 623185, 7.00%, 8/15/2023	25		25
Pool # 628407, 6.50%, 11/15/2023	23		25
Pool # 782507, 9.50%, 10/15/2024	45		47
Pool # 441957, 6.38%, 8/15/2026	47		52
Pool # 780653, 6.50%, 10/15/2027	538		600
Pool # 450038, 7.50%, 7/15/2028	6		6
Pool # 486537, 7.50%, 9/15/2028	7		7
Pool # 486631, 6.50%, 10/15/2028	2		3
Pool # 556255, 6.50%, 10/15/2031	39		43
Pool # 569568, 6.50%, 1/15/2032	295		335
Pool # 611453, 7.00%, 4/15/2032	22		22
Pool # 569423, 7.00%, 5/15/2032	85		93
Pool # 591882, 6.50%, 7/15/2032	22		25
Pool # 552665, 7.00%, 7/15/2032	59		64
Pool # 782032, 7.00%, 10/15/2032	202		230
Pool # 591420, 7.50%, 1/15/2033	21		21
Pool # 607645, 6.50%, 2/15/2033	27		30
Pool # 604168, 6.50%, 4/15/2033	53		59
Pool # 615786, 7.00%, 5/15/2033	53		59
Pool # 781614, 7.00%, 6/15/2033	54		63
Pool # 638733, 7.00%, 3/15/2037	171		181
Pool # AT7652, 4.00%, 8/15/2046	3,337		3,458
GNMA II, 30 Year, Single Family
Pool # 1974, 8.50%, 3/20/2025	4		4
Pool # 2006, 8.50%, 5/20/2025	5		5
Pool # 2234, 8.00%, 6/20/2026	3		3
Pool # 2270, 8.00%, 8/20/2026	3		4
Pool # 2324, 8.00%, 11/20/2026	2		2
Pool # 2499, 8.00%, 10/20/2027	6		7

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 2549, 7.50%, 2/20/2028	2	2
Pool # 2646, 7.50%, 9/20/2028	6	7
Pool # 737076, 6.50%, 10/20/2033	300	319
Pool # 616732, 6.50%, 9/20/2034	195	208
Pool # 748766, 6.50%, 1/20/2039	191	214
Pool # 752496, 6.50%, 1/20/2039	268	301
Pool # 783389, 6.00%, 8/20/2039	1,430	1,613
Pool # 783444, 5.50%, 9/20/2039	333	366
Pool # 783967, 4.25%, 12/20/2044	2,300	2,423
Pool # AK8803, 4.00%, 3/20/2046	1,861	1,917
Pool # AS8110, 3.75%, 8/20/2046	3,258	3,312
Pool # AY2388, 4.25%, 9/20/2047	4,441	4,625
Pool # AY2392, 4.25%, 11/20/2047	4,742	4,989
Pool # AY2395, 4.25%, 1/20/2048	4,286	4,501
Pool # AY2404, 4.25%, 5/20/2048	5,572	5,803
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	1,500	1,517
Pool # 4285, 6.00%, 11/20/2038	69	73
Pool # AC0979, 4.47%, 4/20/2063(a)	2,373	2,434
Pool # AC0977, 4.45%, 5/20/2063(a)	2,502	2,560
Pool # AC0973, 4.46%, 5/20/2063(a)	1,783	1,822

TOTAL MORTGAGE-BACKED SECURITIES (Cost $879,561)		866,573

COLLATERALIZED MORTGAGE OBLIGATIONS — 25.9%
Acre 12/15/2020‡	3,315	3,315
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	9	9
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,002	1,027
Series 2005-J1, Class 1A4, IF, IO, 3.14%, 2/25/2035‡(a)	519	13
Series 2005-1CB, Class 1A6, IF, IO, 5.14%, 3/25/2035‡(a)	571	76
Series 2005-22T1, Class A2, IF, IO, 3.11%, 6/25/2035‡(a)	2,455	229
Series 2005-20CB, Class 3A8, IF, IO, 2.79%, 7/25/2035‡(a)	3,084	268
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	101	78
Series 2005-37T1, Class A2, IF, IO, 3.09%, 9/25/2035‡(a)	4,299	436
Series 2005-54CB, Class 1A2, IF, IO, 2.89%, 11/25/2035‡(a)	3,712	331
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	622	590
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	19	19
Series 2005-57CB, Class 3A2, IF, IO, 3.14%, 12/25/2035‡(a)	392	37
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	318	315
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	382	338
Series 2006-7CB, Class 1A2, IF, IO, 3.34%, 5/25/2036‡(a)	12,161	1,866
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	456	378
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035(a)(c)	36	37
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A, 4.50%, 11/25/2045(c)(d)	108	108
Series 2015-1, Class M, 5.50%, 11/25/2045‡(c)(d)	1,333	1,335
Series 2017-1, Class A3, 3.64%, 1/25/2047(a)(c)	617	617
ASG Resecuritization Trust
Series 2011-1, Class 3A50, 3.89%, 11/28/2035(a)(c)	284	284
Series 2011-1, Class 2A35, 6.00%, 9/28/2036(c)	297	232
Banc of America Alternative Loan Trust
Series 2005-1, Class CBIO, IO, 5.50%, 2/25/2035‡	1,204	218
Series 2005-12, Class CBIO, IO, 5.75%, 1/25/2036‡	1,037	164
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034‡	87	73
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	213	223
Series 2004-C, Class 1A1, 3.88%, 12/20/2034(a)	311	312
Series 2005-1, Class 30IO, IO, 5.50%, 2/25/2035‡	322	56
Series 2005-E, Class 4A1, 3.68%, 3/20/2035(a)	403	408
Series 2005-4, Class 30PO, PO, 8/25/2035‡(a)	48	42
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	185	179
Series 2005-7, Class 30PO, PO, 11/25/2035‡	27	22
Series 2005-8, Class 30PO, PO, 1/25/2036‡(a)	104	78

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Banc of America Mortgage Trust
Series 2004-9, Class 3A1, 6.50%, 9/25/2032	18		18
Series 2003-C, Class 3A1, 4.19%, 4/25/2033(a)	130		132
Series 2003-J, Class 3A2, 3.83%, 11/25/2033(a)	459		462
Series 2004-C, Class 2A2, 4.15%, 4/25/2034(a)	282		284
Series 2004-J, Class 3A1, 3.75%, 11/25/2034(a)	302		302
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034(a)(c)	200		204
Series 2012-RR10, Class 1A1, 2.13%, 2/26/2037(a)(c)	147		147
Series 2010-RR7, Class 2A1, 3.56%, 7/26/2045(a)(c)	1,611		1,593
Bear Stearns ALT-A Trust Series 2005-2, Class 1A1, 2.46%, 3/25/2035(a)	97		96
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 3.97%, 7/25/2033(a)	176		178
Series 2003-7, Class 3A, 3.62%, 10/25/2033(a)	77		76
Series 2004-1, Class 12A1, 3.86%, 4/25/2034(a)	308		310
Series 2004-2, Class 14A, 3.83%, 5/25/2034(a)	136		137
Series 2006-1, Class A1, 3.67%, 2/25/2036(a)	831		835
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033(d)	392		404
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033‡	29		26
Chase Mortgage Finance Trust
Series 2007-A1, Class 9A1, 3.67%, 2/25/2037(a)	442		438
Series 2007-A1, Class 1A3, 3.83%, 2/25/2037(a)	1,621		1,619
Series 2007-A1, Class 7A1, 3.84%, 2/25/2037(a)	130		130
Series 2007-A1, Class 2A1, 3.88%, 2/25/2037(a)	143		147
Series 2007-A2, Class 2A1, 3.62%, 7/25/2037(a)	379		386
CHL Mortgage Pass-Through Trust
Series 2004-J8, Class 1A2, 4.75%, 11/25/2019	9		9
Series 2004-3, PO, 4/25/2034‡	36		31
Series 2004-3, Class A26, 5.50%, 4/25/2034	196		199
Series 2004-HYB1, Class 2A, 3.47%, 5/20/2034(a)	99		100
Series 2004-HYB3, Class 2A, 3.58%, 6/20/2034(a)	510		514
Series 2004-7, Class 2A1, 3.96%, 6/25/2034(a)	77		79
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	598		606
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	326		334
Series 2004-HYB6, Class A3, 3.53%, 11/20/2034(a)	276		282
Series 2005-16, Class A23, 5.50%, 9/25/2035	157		153
Series 2005-22, Class 2A1, 3.45%, 11/25/2035(a)	733		654
Series 2007-4, Class 1A52, IF, IO, 3.44%, 5/25/2037‡(a)	2,450		313
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-6, Class APO, PO, 9/25/2035‡	45		37
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 12/25/2018‡	1		—	(b)
Series 2003-HYB1, Class A, 3.74%, 9/25/2033(a)	183		185
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 3.36%, 9/25/2033(a)(c)	442		449
Series 2009-10, Class 2A1A, 7.00%, 12/25/2035(a)(c)	193		195
Series 2009-8, Class 4A1, 6.00%, 11/25/2036(c)	64		64
Series 2015-A, Class B2, 4.50%, 6/25/2058(a)(c)	698		719
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO1, PO, 12/25/2018‡	2		2
Series 2003-UST1, Class PO3, PO, 12/25/2018‡	—	(b)	—	(b)
Series 2003-UST1, Class A1, 5.50%, 12/25/2018	14		14
Series 2003-1, Class WPO2, PO, 6/25/2031‡	7		7
Series 2003-1, Class WA2, 6.50%, 6/25/2031‡	7		7
Series 2003-1, Class PO3, PO, 9/25/2033‡	39		36
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	16		17
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	81		83
Series 2004-UST1, Class A3, 3.59%, 8/25/2034(a)	136		138
Series 2004-UST1, Class A6, 3.81%, 8/25/2034(a)	130		127
Series 2005-1, Class 2A1A, 3.06%, 2/25/2035(a)	174		152
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	407		418
Series 2005-5, Class 1A2, 3.95%, 8/25/2035(a)	494		409
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047‡(a)(e)	1,618		174
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	61		62

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2003-1, Class DB1, 6.74%, 2/25/2033(a)	577		583
Series 2003-AR15, Class 3A1, 3.99%, 6/25/2033(a)	334		335
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	170		174
Series 2004-AR2, Class 2A1, 3.70%, 3/25/2034(a)	674		688
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	505		510
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	300		304
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	341		355
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	241		258
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	273		284
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	310		324
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035‡(a)	1,073		144
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035‡	738		10
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.60%, 2/25/2020(a)	109		109
FHLMC REMIC
Series 2637, Class SA, IF, IO, 4.18%, 6/15/2018(a)	—	(b)	—	(b)
Series 2877, Class KO, PO, 3/15/2019	4		4
Series 2934, Class EC, PO, 2/15/2020	145		143
Series 2934, Class HI, IO, 5.00%, 2/15/2020	151		5
Series 2934, Class KI, IO, 5.00%, 2/15/2020	77		2
Series 30, Class D, 9.50%, 2/15/2020	—	(b)	—	(b)
Series 2347, Class VP, 6.50%, 3/15/2020	10		10
Series 2967, Class JI, IO, 5.00%, 4/15/2020	44		2
Series 23, Class F, 9.60%, 4/15/2020	—	(b)	—	(b)
Series 3068, Class QB, 4.50%, 6/15/2020	69		69
Series 47, Class F, 10.00%, 6/15/2020	—	(b)	—	(b)
Series 77, Class H, 8.50%, 9/15/2020	—	(b)	—	(b)
Series 1807, Class G, 9.00%, 10/15/2020	1		1
Series 84, Class F, 9.20%, 10/15/2020	—	(b)	—	(b)
Series 81, Class A, 8.13%, 11/15/2020	—	(b)	—	(b)
Series 99, Class Z, 9.50%, 1/15/2021	—	(b)	—	(b)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(b)	—	(b)
Series 1065, Class J, 9.00%, 4/15/2021	1		1
Series 1084, Class F, 2.87%, 5/15/2021(a)	—	(b)	—	(b)
Series 1079, Class S, HB, IF, 27.48%, 5/15/2021(a)	1		1
Series 1084, Class S, HB, IF, 36.59%, 5/15/2021(a)	—	(b)	—	(b)
Series 1082, Class D, HB, 1,007.78%, 5/15/2021	—	(b)	—	(b)
Series 186, Class I, HB, 1,009.50%, 8/15/2021	—	(b)	—	(b)
Series 1133, Class H, 7.00%, 9/15/2021	1		1
Series 1144, Class KB, 8.50%, 9/15/2021	4		4
Series 180, Class J, HB, 1,010.00%, 9/15/2021	—	(b)	—	(b)
Series 189, Class K, HB, 1,009.50%, 10/15/2021	—	(b)	—	(b)
Series 3688, Class CU, 6.89%, 11/15/2021(a)	118		120
Series 1172, Class L, HB, 1,181.25%, 11/15/2021(a)	—	(b)	—	(b)
Series 3253, PO, 12/15/2021	3		3
Series 3511, IO, 5.00%, 12/15/2021	56		2
Series 1196, Class B, HB, IF, 962.15%, 1/15/2022(a)	—	(b)	—	(b)
Series 3282, Class YD, 5.50%, 2/15/2022	1,127		1,163
Series 2462, Class NB, 6.50%, 6/15/2022	79		84
Series 1343, Class LB, 7.50%, 8/15/2022	5		5
Series 1343, Class LA, 8.00%, 8/15/2022	9		10
Series 1395, Class G, 6.00%, 10/15/2022	4		4
Series 1374, Class Z, 7.00%, 10/15/2022	14		15
Series 1401, Class J, 7.00%, 10/15/2022	31		33
Series 2535, Class BK, 5.50%, 12/15/2022	40		41
Series 1470, Class F, 1.81%, 2/15/2023(a)	2		2
Series 3422, Class LI, IO, 5.00%, 2/15/2023	19		—	(b)
Series 1466, Class PZ, 7.50%, 2/15/2023	59		63
Series 1798, Class F, 5.00%, 5/15/2023	24		25
Series 1518, Class G, IF, 7.03%, 5/15/2023(a)	16		17
Series 1505, Class QB, IF, 16.29%, 5/15/2023(a)	2		2
Series 204, Class E, HB, IF, 1,511.36%, 5/15/2023(a)	—	(b)	—	(b)
Series 2033, Class J, 5.60%, 6/15/2023	87		91
Series 1526, Class L, 6.50%, 6/15/2023	9		10

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1541, Class O, 2.26%, 7/15/2023(a)	18	18
Series 1677, Class Z, 7.50%, 7/15/2023	64	69
Series 1570, Class F, 2.32%, 8/15/2023(a)	4	4
Series 1552, Class IA, IF, 15.75%, 8/15/2023(a)	167	205
Series 1570, Class SA, HB, IF, 23.54%, 8/15/2023(a)	11	13
Series 1578, Class K, 6.90%, 9/15/2023	43	46
Series 1578, Class V, IO, 7.00%, 9/15/2023	5	1
Series 2571, Class SK, HB, IF, 26.23%, 9/15/2023(a)	27	37
Series 1591, Class PV, 6.25%, 10/15/2023	95	101
Series 1602, Class SA, IF, 16.51%, 10/15/2023(a)	15	18
Series 1813, Class I, PO, 11/15/2023	188	178
Series 1813, Class J, IF, IO, 4.25%, 11/15/2023(a)	728	48
Series 2720, Class PC, 5.00%, 12/15/2023	213	220
Series 1628, Class LZ, 6.50%, 12/15/2023	115	121
Series 1638, Class H, 6.50%, 12/15/2023	121	127
Series 2283, Class K, 6.50%, 12/15/2023	33	35
Series 1644, Class K, 6.75%, 12/15/2023	67	70
Series 1658, Class GZ, 7.00%, 1/15/2024	133	142
Series 1865, Class D, PO, 2/15/2024	6	5
Series 1760, Class ZD, 2.38%, 2/15/2024(a)	202	199
Series 2756, Class NA, 5.00%, 2/15/2024	62	64
Series 1671, Class QC, IF, 10.00%, 2/15/2024(a)	6	8
Series 1686, Class SH, IF, 14.92%, 2/15/2024(a)	3	4
Series 1699, Class FC, 2.52%, 3/15/2024(a)	8	8
Series 1695, Class EB, 7.00%, 3/15/2024	59	63
Series 2033, Class SN, HB, IF, 27.78%, 3/15/2024(a)	5	1
Series 2306, Class K, PO, 5/15/2024	12	11
Series 2306, Class SE, IF, IO, 7.72%, 5/15/2024(a)	30	5
Series 1745, Class D, 7.50%, 8/15/2024	18	20
Series 3614, Class QB, 4.00%, 12/15/2024	1,700	1,753
Series 2967, Class S, HB, IF, 23.27%, 4/15/2025(a)	46	54
Series 3022, Class SX, IF, 12.08%, 8/15/2025(a)	67	74
Series 1829, Class ZB, 6.50%, 3/15/2026	34	36
Series 1863, Class Z, 6.50%, 7/15/2026	73	82
Series 1899, Class ZE, 8.00%, 9/15/2026	35	40
Series 1963, Class Z, 7.50%, 1/15/2027	30	34
Series 2470, Class SL, IF, 9.00%, 1/15/2027(a)	14	15
Series 1985, Class PR, IO, 8.00%, 7/15/2027	10	1
Series 2065, Class PX, IO, 0.75%, 8/17/2027	5,242	88
Series 1987, Class PE, 7.50%, 9/15/2027	14	16
Series 2038, Class PN, IO, 7.00%, 3/15/2028	8	1
Series 2042, Class T, 7.00%, 3/15/2028	6	7
Series 2040, Class PE, 7.50%, 3/15/2028	73	82
Series 2060, Class Z, 6.50%, 5/15/2028	25	28
Series 2061, Class DC, IO, 6.50%, 6/15/2028	59	6
Series 2075, Class PH, 6.50%, 8/15/2028	155	169
Series 2086, Class GB, 6.00%, 9/15/2028	24	26
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	12	1
Series 2111, Class SB, IF, IO, 5.58%, 1/15/2029(a)	143	16
Series 2110, Class PG, 6.00%, 1/15/2029	106	114
Series 2125, Class JZ, 6.00%, 2/15/2029	39	42
Series 2130, Class QS, 6.00%, 3/15/2029	92	98
Series 2132, Class ZL, 6.50%, 3/15/2029	25	27
Series 2132, Class SB, HB, IF, 22.29%, 3/15/2029(a)	17	24
Series 2141, IO, 7.00%, 4/15/2029	3	—	(b)
Series 2303, Class ZN, 8.50%, 4/15/2029	227	255
Series 2163, Class PC, IO, 7.50%, 6/15/2029	12	1
Series 2178, Class PB, 7.00%, 8/15/2029	25	27
Series 2201, Class C, 8.00%, 11/15/2029	39	43
Series 2204, Class GB, IO, 8.27%, 12/20/2029‡(a)	3	3
Series 2209, Class TC, 8.00%, 1/15/2030	144	166
Series 2210, Class Z, 8.00%, 1/15/2030	76	88

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2224, Class CB, 8.00%, 3/15/2030	21		25
Series 2247, Class Z, 7.50%, 8/15/2030	18		20
Series 2256, Class MC, 7.25%, 9/15/2030	88		100
Series 2254, Class Z, 9.00%, 9/15/2030	131		155
Series 2259, Class ZM, 7.00%, 10/15/2030	86		97
Series 2271, Class PC, 7.25%, 12/15/2030	119		134
Series 2296, Class PD, 7.00%, 3/15/2031	33		36
Series 2303, Class ZD, 7.00%, 4/15/2031	521		586
Series 2694, Class BA, 4.00%, 6/15/2031	33		33
Series 2359, Class ZB, 8.50%, 6/15/2031	78		88
Series 2388, Class UZ, 8.50%, 6/15/2031	28		31
Series 2344, Class ZD, 6.50%, 8/15/2031	221		254
Series 2344, Class ZJ, 6.50%, 8/15/2031	22		25
Series 2345, Class NE, 6.50%, 8/15/2031	15		16
Series 2372, Class F, 2.42%, 10/15/2031(a)	18		18
Series 2367, Class ZK, 6.00%, 10/15/2031	291		317
Series 2368, Class AS, IF, 15.94%, 10/15/2031(a)	7		8
Series 2383, Class FD, 2.42%, 11/15/2031(a)	17		17
Series 2399, Class TH, 6.50%, 1/15/2032	240		265
Series 2494, Class SX, IF, IO, 5.08%, 2/15/2032(a)	592		84
Series 2410, Class OE, 6.38%, 2/15/2032	54		57
Series 2410, Class QX, IF, IO, 6.73%, 2/15/2032(a)	44		9
Series 2410, Class QS, IF, 14.51%, 2/15/2032(a)	53		69
Series 2433, Class SA, IF, 15.94%, 2/15/2032(a)	118		159
Series 2431, Class F, 2.42%, 3/15/2032(a)	810		813
Series 2464, Class FE, 2.92%, 3/15/2032(a)	189		194
Series 2444, Class ES, IF, IO, 6.03%, 3/15/2032(a)	50		9
Series 2450, Class SW, IF, IO, 6.08%, 3/15/2032(a)	56		9
Series 2423, Class MC, 7.00%, 3/15/2032	67		74
Series 2423, Class MT, 7.00%, 3/15/2032	80		90
Series 3688, Class NI, IO, 5.00%, 4/15/2032	602		19
Series 2434, Class TC, 7.00%, 4/15/2032	89		100
Series 2436, Class MC, 7.00%, 4/15/2032	132		145
Series 2450, Class GZ, 7.00%, 5/15/2032	60		68
Series 3393, Class JO, PO, 9/15/2032	220		193
Series 2513, Class ZC, 5.50%, 10/15/2032	176		192
Series 2517, Class Z, 5.50%, 10/15/2032	134		138
Series 2650, Class SO, PO, 12/15/2032	—	(b)	—	(b)
Series 2835, Class QO, PO, 12/15/2032	70		59
Series 2552, Class FP, 2.92%, 1/15/2033(a)	1,111		1,137
Series 2641, Class WI, IO, 5.00%, 1/15/2033	19		—	(b)
Series 2557, Class HL, 5.30%, 1/15/2033	665		708
Series 2994, Class FC, 2.32%, 2/15/2033(a)	103		103
Series 2586, Class WI, IO, 6.50%, 3/15/2033	197		37
Series 2611, Class SQ, IF, 9.16%, 5/15/2033(a)	43		49
Series 2631, Class SA, IF, 11.33%, 6/15/2033(a)	33		40
Series 2692, Class SC, IF, 9.45%, 7/15/2033(a)	105		118
Series 2671, Class S, IF, 11.24%, 9/15/2033(a)	57		68
Series 2725, Class SC, IF, 6.21%, 11/15/2033(a)	181		180
Series 2722, Class PF, 2.52%, 12/15/2033(a)	1,399		1,407
Series 2802, Class ZY, 6.00%, 5/15/2034	247		255
Series 3318, Class BT, IF, 7.00%, 5/15/2034(a)	1,918		2,055
Series 2990, Class SL, IF, 17.46%, 6/15/2034(a)	87		100
Series 3611, PO, 7/15/2034	281		239
Series 3305, Class MB, IF, 4.40%, 7/15/2034(a)	98		103
Series 3659, Class VG, 5.00%, 9/15/2034	5,900		6,207
Series 2949, Class YZ, 5.50%, 3/15/2035	8,221		8,637
Series 3077, Class TO, PO, 4/15/2035	222		200
Series 2990, Class WP, IF, 12.08%, 6/15/2035(a)	4		5
Series 3035, Class Z, 5.85%, 9/15/2035	1,182		1,307
Series 3117, Class EO, PO, 2/15/2036	181		154
Series 3117, Class OG, PO, 2/15/2036	242		216
Series 3117, Class OK, PO, 2/15/2036	183		155

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 3143, Class BC, 5.50%, 2/15/2036	331	355
Series 3122, Class OH, PO, 3/15/2036	41	36
Series 3134, PO, 3/15/2036	26	23
Series 3152, Class MO, PO, 3/15/2036	326	277
Series 3122, Class ZB, 6.00%, 3/15/2036	23	30
Series 3138, PO, 4/15/2036	111	98
Series 3607, Class AO, PO, 4/15/2036	233	196
Series 3607, Class BO, PO, 4/15/2036	233	199
Series 3137, Class XP, 6.00%, 4/15/2036	1,015	1,115
Series 3219, Class DI, IO, 6.00%, 4/15/2036	159	33
Series 3149, Class SO, PO, 5/15/2036	61	47
Series 3151, PO, 5/15/2036	268	233
Series 3153, Class EO, PO, 5/15/2036	157	132
Series 3210, PO, 5/15/2036	253	241
Series 3604, PO, 5/15/2036	247	220
Series 3998, Class GF, 2.37%, 5/15/2036(a)	1,368	1,375
Series 3171, Class MO, PO, 6/15/2036	178	161
Series 3179, Class OA, PO, 7/15/2036	121	105
Series 3194, Class SA, IF, IO, 5.18%, 7/15/2036(a)	57	4
Series 3200, PO, 8/15/2036	212	182
Series 3232, Class ST, IF, IO, 4.78%, 10/15/2036(a)	219	32
Series 3237, Class AO, PO, 11/15/2036	306	264
Series 3704, Class DT, 7.50%, 11/15/2036	1,300	1,478
Series 3704, Class ET, 7.50%, 12/15/2036	951	1,107
Series 3260, Class CS, IF, IO, 4.22%, 1/15/2037(a)	159	22
Series 3262, Class SG, IF, IO, 4.48%, 1/15/2037(a)	48	5
Series 3274, Class JO, PO, 2/15/2037	51	46
Series 3274, Class MO, PO, 2/15/2037	97	87
Series 3275, Class FL, 2.36%, 2/15/2037(a)	48	48
Series 3288, Class GS, IF, 3.16%, 3/15/2037(a)	40	40
Series 3290, Class SB, IF, IO, 4.53%, 3/15/2037(a)	379	43
Series 3373, Class TO, PO, 4/15/2037	213	190
Series 3316, Class JO, PO, 5/15/2037	32	29
Series 3607, PO, 5/15/2037	580	490
Series 3322, Class NS, IF, 7.00%, 5/15/2037(a)	1,103	1,225
Series 3759, Class HI, IO, 4.00%, 8/15/2037	445	13
Series 3371, Class FA, 2.52%, 9/15/2037(a)	65	65
Series 3760, Class GI, IO, 4.00%, 10/15/2037	238	5
Series 3385, Class SN, IF, IO, 4.08%, 11/15/2037(a)	141	12
Series 3387, Class SA, IF, IO, 4.50%, 11/15/2037(a)	309	30
Series 3422, Class AI, 0.25%, 1/15/2038(d)	1,263	10
Series 3404, Class SC, IF, IO, 4.08%, 1/15/2038(a)	425	55
Series 3451, Class SA, IF, IO, 4.13%, 5/15/2038(a)	115	12
Series 3537, Class MI, IO, 5.00%, 6/15/2038	732	122
Series 3461, Class LZ, 6.00%, 6/15/2038	151	165
Series 3481, Class SJ, IF, IO, 3.93%, 8/15/2038(a)	616	70
Series 3895, Class WA, 5.70%, 10/15/2038(a)	350	381
Series 3546, Class A, 3.21%, 2/15/2039(a)	96	98
Series 3511, Class SA, IF, IO, 4.08%, 2/15/2039(a)	136	16
Series 3531, Class SA, IF, IO, 4.38%, 5/15/2039(a)	440	28
Series 3549, Class FA, 3.12%, 7/15/2039(a)	85	87
Series 4580, Class PT, 7.11%, 8/15/2039(a)	2,855	3,135
Series 3572, Class JS, IF, IO, 4.88%, 9/15/2039(a)	591	60
Series 3795, Class EI, IO, 5.00%, 10/15/2039	1,171	152
Series 3621, PO, 1/15/2040	394	336
Series 3621, Class BO, PO, 1/15/2040	298	257
Series 3623, Class LO, PO, 1/15/2040	376	332
Series 3632, Class BS, IF, 11.10%, 2/15/2040(a)	1,203	1,394
Series 3714, Class IP, IO, 5.00%, 8/15/2040	1,889	327
Series 3966, Class BF, 2.42%, 10/15/2040(a)	1,333	1,340
Series 3747, Class PY, 4.00%, 10/15/2040	1,500	1,526
Series 3740, Class SC, IF, IO, 4.08%, 10/15/2040(a)	927	115
Series 3747, Class CY, 4.50%, 10/15/2040	2,373	2,543
Series 3753, PO, 11/15/2040	2,584	2,073
Series 3789, Class EZ, 4.00%, 11/15/2040	402	401
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,841
Series 3860, Class PZ, 5.00%, 5/15/2041	2,836	3,098

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 3852, Class QN, IF, 5.50%, 5/15/2041(a)	196		198
Series 3852, Class TP, IF, 5.50%, 5/15/2041(a)	384		400
Series 3966, Class NA, 4.00%, 12/15/2041	2,580		2,672
Series 4015, Class MY, 3.50%, 3/15/2042	1,000		993
Series 4126, Class JB, 2.50%, 11/15/2042	497		439
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000		919
Series 4274, Class EM, 4.00%, 11/15/2043	1,000		1,043
Series 4280, Class EO, PO, 12/15/2043	2,166		1,696
Series 4281, Class OB, PO, 12/15/2043	2,314		1,790
FHLMC STRIPS
Series 16, Class B, IO, 10.00%, 6/1/2020	—	(b)	—	(b)
Series 243, Class 16, IO, 4.50%, 11/15/2020	35		1
Series 243, Class 17, IO, 4.50%, 12/15/2020	70		2
Series 134, Class B, IO, 9.00%, 4/1/2022	2		—	(b)
Series 191, IO, 8.00%, 1/1/2028	752		160
Series 197, PO, Zero Coupon, 4/1/2028	302		269
Series 233, Class 11, IO, 5.00%, 9/15/2035	362		70
Series 233, Class 12, IO, 5.00%, 9/15/2035	208		47
Series 233, Class 13, IO, 5.00%, 9/15/2035	482		103
Series 239, Class S30, IF, IO, 5.78%, 8/15/2036(a)	686		118
Series 262, Class 35, 3.50%, 7/15/2042	19,827		19,858
Series 299, Class 300, 3.00%, 1/15/2043	1,098		1,083
Series 310, PO, Zero Coupon, 9/15/2043	2,471		1,968
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.58%, 7/25/2032(a)	221		230
Series T-76, Class 2A, 4.17%, 10/25/2037(a)	2,896		2,926
Series T-42, Class A5, 7.50%, 2/25/2042	788		889
Series T-51, Class 2A, 7.50%, 8/25/2042(a)	61		71
Series T-54, Class 2A, 6.50%, 2/25/2043	1,372		1,555
Series T-54, Class 3A, 7.00%, 2/25/2043	654		741
Series T-56, Class A5, 5.23%, 5/25/2043	1,190		1,294
Series T-58, Class APO, PO, 9/25/2043	105		84
Series T-51, Class 1A, 6.50%, 9/25/2043(a)	51		57
Series T-59, Class 1AP, PO, 10/25/2043	102		77
Series T-62, Class 1A1, 2.40%, 10/25/2044(a)	1,390		1,390
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 3.72%, 10/25/2034(a)	454		451
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	306		258
Series 2007-FA4, Class 1A2, IF, IO, 3.69%, 8/25/2037‡(a)	4,461		760
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2, 3.72%, 2/25/2035(a)	172		174
Series 2005-AR1, Class 2A2, 3.99%, 4/25/2035(a)	259		264
FN
1/1/2028(f)	2,435		2,442
4/1/2028(f)	5,350		5,383
FNMA Grantor Trust
Series 2001-T7, Class A1, 7.50%, 2/25/2041	460		522
Series 2001-T12, Class A2, 7.50%, 8/25/2041	335		382
Series 2001-T10, PO, 12/25/2041	20		18
Series 2002-T4, Class A2, 7.00%, 12/25/2041	191		213
Series 2002-T4, Class A3, 7.50%, 12/25/2041	451		497
Series 2002-T16, Class A2, 7.00%, 7/25/2042	169		192
Series 2002-T19, Class A2, 7.00%, 7/25/2042	351		393
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	374		408
Series 2004-T3, Class PT1, 10.47%, 1/25/2044(a)	256		298
FNMA REMIC
Series 1988-21, Class G, 9.50%, 8/25/2018	—	(b)	—	(b)
Series 1989-27, Class Y, 6.90%, 6/25/2019	1		1
Series 1989-70, Class G, 8.00%, 10/25/2019	1		1
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(b)	—	(b)
Series 1989-78, Class H, 9.40%, 11/25/2019	—	(b)	—	(b)
Series 1999-57, Class Z, 7.50%, 12/25/2019	11		11
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(b)	—	(b)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(b)	—	(b)
Series 1990-102, Class J, 6.50%, 8/25/2020	6		7
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(b)	—	(b)
Series 1990-134, Class SC, IF, 18.66%, 11/25/2020(a)	1		1

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(b)	—	(b)
Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(b)	—	(b)
Series 1991-44, Class G, 8.50%, 5/25/2021	11		12
Series 1991-60, Class PM, HB, 1,009.00%, 6/25/2021	—	(b)	—	(b)
Series G92-7, Class JQ, 8.50%, 1/25/2022	13		14
Series G92-14, Class Z, 7.00%, 2/25/2022	2		2
Series G92-12, Class B, 7.70%, 2/25/2022	—	(b)	—	(b)
Series 2007-15, Class NO, PO, 3/25/2022	54		52
Series G92-27, Class SQ, HB, IF, 9,570.10%, 5/25/2022(a)	—	(b)	—	(b)
Series 1992-101, Class J, 7.50%, 6/25/2022	2		3
Series G92-42, Class Z, 7.00%, 7/25/2022	4		4
Series G92-44, Class ZQ, 8.00%, 7/25/2022	2		2
Series 1996-59, Class J, 6.50%, 8/25/2022	2		3
Series G92-54, Class ZQ, 7.50%, 9/25/2022	13		14
Series G92-62, Class B, PO, 10/25/2022	3		3
Series G92-61, Class Z, 7.00%, 10/25/2022	41		44
Series G93-1, Class KA, 7.90%, 1/25/2023	26		29
Series 1993-108, Class D, PO, 2/25/2023	—	(b)	—	(b)
Series 1993-27, Class S, IF, 6.81%, 2/25/2023(a)	21		23
Series 2008-19, Class IC, IO, 5.00%, 3/25/2023	4		—	(b)
Series 2003-26, Class XS, IF, IO, 5.09%, 3/25/2023(a)	55		1
Series 1993-25, Class J, 7.50%, 3/25/2023	48		51
Series 1993-31, Class K, 7.50%, 3/25/2023	8		8
Series G93-17, Class SI, IF, 6.00%, 4/25/2023(a)	18		19
Series 1993-54, Class Z, 7.00%, 4/25/2023	91		96
Series 1998-43, Class SA, IF, IO, 15.70%, 4/25/2023(a)	41		11
Series 1993-62, Class SA, IF, 18.63%, 4/25/2023(a)	5		6
Series 1993-97, Class FA, 3.21%, 5/25/2023(a)	5		5
Series 2008-47, Class SI, IF, IO, 4.54%, 6/25/2023(a)	214		8
Series 1993-162, Class F, 2.91%, 8/25/2023(a)	12		12
Series 1996-14, Class SE, IF, IO, 7.87%, 8/25/2023(a)	64		9
Series 1993-228, Class G, PO, 9/25/2023	4		4
Series 2008-76, Class GF, 2.61%, 9/25/2023(a)	12		12
Series 1993-165, Class SD, IF, 13.13%, 9/25/2023(a)	2		2
Series 2000-18, Class EC, PO, 10/25/2023	125		118
Series 1993-179, Class SB, HB, IF, 26.19%, 10/25/2023(a)	20		26
Series 1993-230, Class FA, 2.56%, 12/25/2023(a)	4		4
Series 2002-1, Class UD, IF, 17.64%, 12/25/2023(a)	28		35
Series 1994-26, Class J, PO, 1/25/2024	280		264
Series 2009-9, IO, 5.00%, 2/25/2024	167		6
Series 2009-12, IO, 4.50%, 3/25/2024	42		1
Series 1994-37, Class L, 6.50%, 3/25/2024	28		30
Series G94-7, Class PJ, 7.50%, 5/17/2024	162		175
Series 2004-53, Class NC, 5.50%, 7/25/2024	173		181
Series 1995-2, Class Z, 8.50%, 1/25/2025	10		11
Series 2006-72, Class HO, PO, 8/25/2026	101		93
Series 2011-21, Class CV, 4.50%, 9/25/2026	1,380		1,389
Series 2006-94, Class GI, IF, IO, 4.69%, 10/25/2026(a)	1,176		103
Series 2006-94, Class GK, HB, IF, 23.45%, 10/25/2026(a)	49		64
Series G97-2, Class ZA, 8.50%, 2/17/2027	36		41
Series 1997-20, IO, 1.84%, 3/25/2027(a)	14		—	(b)
Series 1997-27, Class J, 7.50%, 4/18/2027	7		8
Series 1997-24, Class Z, 8.00%, 4/18/2027	8		9
Series 1997-46, Class Z, 7.50%, 6/17/2027	184		202
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	6		1
Series 1998-30, Class ZA, 6.50%, 5/20/2028	413		447
Series 1998-36, Class ZB, 6.00%, 7/18/2028	60		66
Series 2002-7, Class FD, 2.66%, 4/25/2029(a)	119		121
Series 1999-62, Class PB, 7.50%, 12/18/2029	46		51
Series 2000-52, IO, 8.50%, 1/25/2031	8		2
Series 2002-60, Class FA, 2.71%, 2/25/2031(a)	386		393

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2002-60, Class FB, 2.71%, 2/25/2031(a)	386	393
Series 2001-4, Class ZA, 6.50%, 3/25/2031	359	399
Series 2001-7, Class PF, 7.00%, 3/25/2031	30	33
Series 2002-50, Class ZA, 6.00%, 5/25/2031	586	610
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	42	9
Series 2001-49, Class LZ, 8.50%, 7/25/2031	82	92
Series 2001-38, Class FB, 2.46%, 8/25/2031(a)	135	136
Series 2001-36, Class DE, 7.00%, 8/25/2031	70	78
Series 2001-44, Class PD, 7.00%, 9/25/2031	30	34
Series 2001-44, Class PU, 7.00%, 9/25/2031	74	83
Series 2001-53, Class FX, 2.31%, 10/25/2031(a)	308	308
Series 2003-52, Class SX, IF, 17.07%, 10/25/2031(a)	18	25
Series 2001-61, Class Z, 7.00%, 11/25/2031	180	204
Series 2001-72, Class SX, IF, 12.90%, 12/25/2031(a)	17	20
Series 2002-1, Class SA, IF, 18.82%, 2/25/2032(a)	9	12
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032(a)	233	12
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032(a)	12	15
Series 2002-30, Class Z, 6.00%, 5/25/2032	310	343
Series 2002-37, Class Z, 6.50%, 6/25/2032	20	23
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	450	66
Series 2004-61, Class FH, 2.76%, 11/25/2032(a)	1,700	1,735
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,917	2,100
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032(a)	68	75
Series 2004-59, Class BG, PO, 12/25/2032	104	89
Series 2002-77, Class S, IF, 10.89%, 12/25/2032(a)	49	56
Series 2003-2, Class F, 2.71%, 2/25/2033(a)	759	773
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	443	53
Series 2003-22, Class UD, 4.00%, 4/25/2033	585	602
Series 2003-39, IO, 6.00%, 5/25/2033(a)	31	7
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	687	142
Series 2004-4, Class QI, IF, IO, 5.14%, 6/25/2033(a)	282	15
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	887	212
Series 2004-4, Class QM, IF, 10.28%, 6/25/2033(a)	70	76
Series 2004-36, Class SN, IF, 10.28%, 7/25/2033(a)	27	27
Series 2003-132, Class OA, PO, 8/25/2033	38	36
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	83	9
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	312	53
Series 2003-74, Class SH, IF, 6.64%, 8/25/2033(a)	27	30
Series 2003-86, Class ZA, 5.50%, 9/25/2033	311	331
Series 2003-91, Class SD, IF, 9.23%, 9/25/2033(a)	49	54
Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,923	2,077
Series 2003-116, Class SB, IF, IO, 5.64%, 11/25/2033(a)	364	58
Series 2006-44, Class P, PO, 12/25/2033	666	553
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,986	2,234
Series 2004-87, Class F, 2.71%, 1/25/2034(a)	274	280
Series 2003-130, Class SX, IF, 8.58%, 1/25/2034(a)	28	30
Series 2003-131, Class SK, IF, 12.28%, 1/25/2034(a)	46	52
Series 2004-10, Class SC, HB, IF, 20.76%, 2/25/2034(a)	55	59
Series 2004-46, Class EP, PO, 3/25/2034	234	210
Series 2004-28, Class PF, 2.36%, 3/25/2034(a)	585	587
Series 2004-17, Class H, 5.50%, 4/25/2034	520	565
Series 2004-25, Class SA, IF, 14.14%, 4/25/2034(a)	166	207
Series 2004-46, Class SK, IF, 11.11%, 5/25/2034(a)	70	82
Series 2004-36, Class SA, IF, 14.14%, 5/25/2034(a)	237	312
Series 2004-46, Class QB, IF, 16.16%, 5/25/2034(a)	116	145
Series 2004-50, Class VZ, 5.50%, 7/25/2034	2,409	2,557
Series 2004-51, Class SY, IF, 10.32%, 7/25/2034(a)	30	35
Series 2014-44, Class B, 2.50%, 8/25/2034	928	861
Series 2005-67, Class HG, 5.50%, 1/25/2035	155	158
Series 2005-7, Class LO, PO, 2/25/2035	756	675
Series 2005-15, Class MO, PO, 3/25/2035	131	118
Series 2005-13, Class FL, 2.36%, 3/25/2035(a)	136	136

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2006-60, Class DO, PO, 4/25/2035	89	87
Series 2005-74, Class SK, IF, 14.74%, 5/25/2035(a)	380	451
Series 2005-52, Class PA, 6.50%, 6/25/2035	4	4
Series 2005-56, Class S, IF, IO, 4.75%, 7/25/2035(a)	466	64
Series 2005-66, Class SV, IF, IO, 4.79%, 7/25/2035(a)	545	51
Series 2005-103, Class SC, IF, 7.59%, 7/25/2035(a)	388	411
Series 2005-66, Class SG, IF, 12.48%, 7/25/2035(a)	152	192
Series 2005-68, Class PG, 5.50%, 8/25/2035	461	494
Series 2005-73, Class PS, IF, 11.80%, 8/25/2035(a)	121	142
Series 2005-90, PO, 9/25/2035	232	216
Series 2005-90, Class AO, PO, 10/25/2035	78	71
Series 2010-39, Class OT, PO, 10/25/2035	226	200
Series 2005-84, Class XM, 5.75%, 10/25/2035	284	307
Series 2005-90, Class ES, IF, 11.98%, 10/25/2035(a)	442	533
Series 2005-106, Class US, IF, 17.38%, 11/25/2035(a)	292	381
Series 2006-15, Class OT, PO, 1/25/2036	25	24
Series 2006-8, Class WQ, PO, 3/25/2036	649	527
Series 2006-8, Class WN, IF, IO, 4.74%, 3/25/2036(a)	2,380	409
Series 2006-16, Class HZ, 5.50%, 3/25/2036	264	282
Series 2006-23, Class KO, PO, 4/25/2036	122	110
Series 2006-27, Class OH, PO, 4/25/2036	289	257
Series 2006-44, Class GO, PO, 6/25/2036	275	234
Series 2006-50, Class JO, PO, 6/25/2036	154	128
Series 2006-50, Class PS, PO, 6/25/2036	225	197
Series 2006-53, Class US, IF, IO, 4.62%, 6/25/2036(a)	431	57
Series 2007-101, Class A2, 2.21%, 6/27/2036(a)	403	396
Series 2006-113, PO, 7/25/2036	112	108
Series 2006-58, PO, 7/25/2036	282	241
Series 2006-58, Class AP, PO, 7/25/2036	94	82
Series 2006-65, Class QO, PO, 7/25/2036	112	96
Series 2006-56, Class FT, 2.71%, 7/25/2036(a)	1,064	1,149
Series 2006-63, Class ZH, 6.50%, 7/25/2036	329	372
Series 2006-72, Class GO, PO, 8/25/2036	201	177
Series 2006-72, Class TO, PO, 8/25/2036	123	110
Series 2006-79, Class DO, PO, 8/25/2036	180	158
Series 2007-7, Class SG, IF, IO, 4.54%, 8/25/2036(a)	254	56
Series 2006-77, Class PC, 6.50%, 8/25/2036	1,179	1,297
Series 2006-78, Class BZ, 6.50%, 8/25/2036	255	277
Series 2006-86, Class OB, PO, 9/25/2036	232	206
Series 2006-90, Class AO, PO, 9/25/2036	218	197
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	1,339	252
Series 2006-110, PO, 11/25/2036	139	118
Series 2006-111, Class EO, PO, 11/25/2036	79	68
Series 2006-105, Class ME, 5.50%, 11/25/2036	1,309	1,454
Series 2006-115, Class OK, PO, 12/25/2036	283	234
Series 2006-119, PO, 12/25/2036	83	73
Series 2006-118, Class A2, 2.02%, 12/25/2036(a)	185	182
Series 2006-120, Class PF, 2.21%, 12/25/2036(a)	272	272
Series 2006-117, Class GS, IF, IO, 4.69%, 12/25/2036(a)	286	36
Series 2006-120, IO, 6.50%, 12/25/2036	512	105
Series 2015-91, Class AC, 7.50%, 12/25/2036(a)	3,459	3,819
Series 2006-126, Class AO, PO, 1/25/2037	506	451
Series 2007-1, Class SD, HB, IF, 27.24%, 2/25/2037(a)	33	81
Series 2007-14, Class OP, PO, 3/25/2037	154	137
Series 2007-16, Class FC, 2.71%, 3/25/2037(a)	86	89
Series 2007-22, Class SC, IF, IO, 4.12%, 3/25/2037(a)	88	6
Series 2007-14, Class ES, IF, IO, 4.48%, 3/25/2037(a)	650	84
Series 2009-63, Class P, 5.00%, 3/25/2037	44	46
Series 2007-18, Class MZ, 6.00%, 3/25/2037	615	659
Series 2007-39, Class EF, 2.21%, 5/25/2037(a)	58	58
Series 2007-46, Class ZK, 5.50%, 5/25/2037	1,238	1,289
Series 2007-54, Class FA, 2.36%, 6/25/2037(a)	219	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2007-54, Class WI, IF, IO, 4.14%, 6/25/2037(a)	659	88
Series 2007-64, Class FB, 2.33%, 7/25/2037(a)	278	278
Series 2007-72, Class EK, IF, IO, 4.44%, 7/25/2037(a)	1,389	178
Series 2007-65, Class KI, IF, IO, 4.66%, 7/25/2037(a)	324	39
Series 2007-60, Class AX, IF, IO, 5.19%, 7/25/2037(a)	483	94
Series 2007-76, Class ZG, 6.00%, 8/25/2037	528	565
Series 2007-78, Class CB, 6.00%, 8/25/2037	155	170
Series 2007-79, Class SB, IF, 16.83%, 8/25/2037(a)	51	69
Series 2007-88, Class VI, IF, IO, 4.58%, 9/25/2037(a)	220	38
Series 2009-86, Class OT, PO, 10/25/2037	757	669
Series 2007-100, Class SM, IF, IO, 4.49%, 10/25/2037(a)	603	81
Series 2007-91, Class ES, IF, IO, 4.50%, 10/25/2037(a)	719	96
Series 2007-106, Class A7, 6.05%, 10/25/2037(a)	114	123
Series 2007-112, Class SA, IF, IO, 4.49%, 12/25/2037(a)	1,313	180
Series 2007-116, Class HI, IO, 1.14%, 1/25/2038(a)	1,421	52
Series 2008-1, Class BI, IF, IO, 3.95%, 2/25/2038(a)	468	54
Series 2008-12, Class CO, PO, 3/25/2038	906	763
Series 2008-16, Class IS, IF, IO, 4.24%, 3/25/2038(a)	235	30
Series 2008-10, Class XI, IF, IO, 4.27%, 3/25/2038(a)	189	16
Series 2008-20, Class SA, IF, IO, 5.03%, 3/25/2038(a)	393	60
Series 2009-79, Class UA, 7.00%, 3/25/2038	52	58
Series 2008-32, Class SA, IF, IO, 4.89%, 4/25/2038(a)	68	7
Series 2008-27, Class SN, IF, IO, 4.94%, 4/25/2038(a)	126	15
Series 2008-44, PO, 5/25/2038	26	22
Series 2008-53, Class CI, IF, IO, 5.24%, 7/25/2038(a)	211	29
Series 2011-47, Class ZA, 5.50%, 7/25/2038	723	782
Series 2008-80, Class SA, IF, IO, 3.89%, 9/25/2038(a)	384	40
Series 2008-81, Class SB, IF, IO, 3.89%, 9/25/2038(a)	206	19
Series 2008-80, Class GP, 6.25%, 9/25/2038	36	39
Series 2010-148, Class MA, 4.00%, 2/25/2039	231	235
Series 2009-4, Class BD, 4.50%, 2/25/2039	52	53
Series 2009-6, Class GS, IF, IO, 4.59%, 2/25/2039(a)	194	29
Series 2012-58, Class FA, 2.46%, 3/25/2039(a)	1,034	1,039
Series 2009-17, Class QS, IF, IO, 4.69%, 3/25/2039(a)	285	44
Series 2009-62, Class HJ, 6.00%, 5/25/2039	278	296
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	498	108
Series 2009-47, Class MT, 7.00%, 7/25/2039	41	43
Series 2009-69, PO, 9/25/2039	173	154
Series 2009-84, Class WS, IF, IO, 3.94%, 10/25/2039(a)	172	21
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	314	59
Series 2009-92, Class AD, 6.00%, 11/25/2039	354	380
Series 2009-103, Class MB, 3.79%, 12/25/2039(a)	1,317	1,409
Series 2009-99, Class SC, IF, IO, 4.22%, 12/25/2039(a)	138	15
Series 2009-99, Class WA, 6.30%, 12/25/2039(a)	622	683
Series 2009-113, Class FB, 2.51%, 1/25/2040(a)	175	177
Series 2009-112, Class ST, IF, IO, 4.29%, 1/25/2040(a)	391	51
Series 2010-23, Class KS, IF, IO, 5.14%, 2/25/2040(a)	352	34
Series 2010-1, Class WA, 6.22%, 2/25/2040(a)	1,450	1,615
Series 2010-16, Class WB, 6.22%, 3/25/2040(a)	2,228	2,487
Series 2010-16, Class WA, 6.44%, 3/25/2040(a)	1,129	1,270
Series 2010-49, Class SC, IF, 8.74%, 3/25/2040(a)	599	658
Series 2010-40, Class FJ, 2.56%, 4/25/2040(a)	350	352
Series 2010-35, Class SB, IF, IO, 4.46%, 4/25/2040(a)	363	46
Series 2010-43, Class FD, 2.56%, 5/25/2040(a)	662	670
Series 2010-42, Class S, IF, IO, 4.44%, 5/25/2040(a)	145	21
Series 2010-61, Class WA, 5.96%, 6/25/2040(a)	467	512
Series 2010-68, Class SA, IF, IO, 3.04%, 7/25/2040(a)	1,645	161
Series 2010-103, Class ME, 4.00%, 9/25/2040	1,085	1,103
Series 2010-111, Class AM, 5.50%, 10/25/2040	1,873	2,076
Series 2010-123, Class FL, 2.39%, 11/25/2040(a)	146	147
Series 2010-125, Class SA, IF, IO, 2.48%, 11/25/2040(a)	1,780	100
Series 2010-130, Class CY, 4.50%, 11/25/2040	2,721	2,893

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2010-147, Class SA, IF, IO, 4.57%, 1/25/2041(a)	3,304		680
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674		1,802
Series 2011-30, Class LS, IO, 1.45%, 4/25/2041(a)	1,445		76
Series 2011-75, Class FA, 2.51%, 8/25/2041(a)	267		270
Series 2011-118, Class LB, 7.00%, 11/25/2041	1,445		1,643
Series 2011-118, Class MT, 7.00%, 11/25/2041	2,501		2,845
Series 2011-118, Class NT, 7.00%, 11/25/2041	2,428		2,720
Series 2012-99, Class BY, 2.50%, 9/25/2042	2,563		2,279
Series 2003-7, Class A1, 6.50%, 12/25/2042	280		309
Series 2013-2, Class LZ, 3.00%, 2/25/2043	537		496
Series 2013-4, Class AJ, 3.50%, 2/25/2043	4,489		4,491
Series 2013-92, PO, 9/25/2043	2,565		1,990
Series 2013-101, Class DO, PO, 10/25/2043	2,617		2,014
Series 2013-135, PO, 1/25/2044	4,434		3,391
Series 2015-85, Class HD, 3.00%, 11/25/2045	1,025		911
Series 2010-103, Class SB, IF, IO, 4.14%, 11/25/2049(a)	898		85
Series 2011-2, Class WA, 5.82%, 2/25/2051(a)	288		303
Series 2011-43, Class WA, 5.81%, 5/25/2051(a)	431		468
Series 2011-58, Class WA, 5.43%, 7/25/2051(a)	590		633
Series 2012-21, Class WA, 5.61%, 3/25/2052(a)	1,224		1,323
FNMA REMIC Trust
Series 2004-W4, Class A7, 5.50%, 6/25/2034	1,091		1,160
Series 2007-W2, Class 1A1, 2.28%, 3/25/2037(a)	334		334
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	157		171
Series 2007-W7, Class 1A4, HB, IF, 27.42%, 7/25/2037(a)	27		41
Series 2001-W3, Class A, 7.00%, 9/25/2041(a)	639		675
Series 2002-W10, IO, 0.90%, 8/25/2042(a)	2,274		55
Series 2003-W4, Class 2A, 6.50%, 10/25/2042(a)	37		41
Series 2003-W1, Class 1A1, 5.42%, 12/25/2042(a)	253		265
Series 2003-W1, Class 2A, 5.98%, 12/25/2042(a)	163		178
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	600		674
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	267		298
Series 2006-W3, Class 1AF1, 2.20%, 10/25/2046(a)	204		203
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,539		1,703
FNMA STRIPS
Series 339, Class 18, IO, 4.50%, 7/25/2018	—	(b)	—	(b)
Series 339, Class 21, IO, 4.50%, 8/25/2018	—	(b)	—	(b)
Series 356, Class 39, IO, 5.00%, 1/25/2020	134		3
Series 368, Class 3, IO, 4.50%, 11/25/2020	12		—	(b)
Series 345, Class 24, IO, 5.00%, 8/25/2022(a)	11		—	(b)
Series 213, Class 2, IO, 8.00%, 3/25/2023	101		15
Series 218, Class 2, IO, 7.50%, 4/25/2023	133		17
Series 265, Class 2, 9.00%, 3/25/2024	4		4
Series 300, Class 1, PO, 9/25/2024	133		125
Series 293, Class 1, PO, 12/25/2024	272		256
Series 285, Class 1, PO, 2/25/2027	7		7
Series 331, Class 13, IO, 7.00%, 11/25/2032	199		41
Series 345, Class 6, IO, 5.00%, 12/25/2033(a)	101		20
Series 351, Class 7, IO, 5.00%, 4/25/2034(a)	220		44
Series 356, Class 3, IO, 5.00%, 1/25/2035	277		56
Series 365, Class 8, IO, 5.50%, 5/25/2036	355		81
Series 373, Class 1, PO, 7/25/2036	2,164		1,849
Series 374, Class 5, IO, 5.50%, 8/25/2036	129		30
Series 393, Class 6, IO, 5.50%, 4/25/2037	61		11
Series 383, Class 32, IO, 6.00%, 1/25/2038	305		66
FNMA Trust
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	352		397
Series 2003-W8, Class 3F1, 2.36%, 5/25/2042(a)	234		232
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	274		309
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	223		252
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	289		323
Series 2005-W3, Class 2AF, 2.18%, 3/25/2045(a)	588		586
Series 2005-W4, Class 3A, 3.47%, 6/25/2045(a)	1,548		1,638
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	222		241

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2006-W2, Class 1AF1, 2.18%, 2/25/2046(a)	321	321
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 2A4, 4.06%, 12/19/2033(a)	592	595
Series 2003-J8, Class A, 5.25%, 12/25/2033	31	32
Series 2005-AR3, Class 3A4, 3.84%, 6/19/2035(a)	885	870
GNMA
Series 2009-121, Class VA, 5.50%, 11/20/2020	176	176
Series 2002-33, Class SY, IF, 9.00%, 2/26/2023(a)	12	14
Series 2008-36, Class AY, 5.00%, 4/16/2023	310	315
Series 1994-7, Class PQ, 6.50%, 10/16/2024	310	329
Series 1999-4, Class ZB, 6.00%, 2/20/2029	116	116
Series 2000-9, Class ZJ, 8.50%, 2/16/2030	279	315
Series 2000-21, Class Z, 9.00%, 3/16/2030	248	250
Series 2002-31, Class SE, IF, IO, 5.57%, 4/16/2030(a)	331	34
Series 2000-9, Class Z, 8.00%, 6/20/2030	64	73
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	7	1
Series 2000-36, Class HC, 7.33%, 11/20/2030	20	23
Series 2001-31, Class SJ, HB, IF, 21.18%, 2/20/2031(a)	82	118
Series 2001-21, Class PE, 6.50%, 5/16/2031	409	460
Series 2001-36, Class S, IF, IO, 6.12%, 8/16/2031(a)	68	16
Series 2001-35, Class SA, IF, IO, 6.32%, 8/16/2031(a)	67	1
Series 2002-4, Class TD, 7.00%, 1/20/2032	275	315
Series 2005-35, Class FL, 2.30%, 3/20/2032(a)	82	82
Series 2002-24, Class AG, IF, IO, 6.02%, 4/16/2032(a)	223	32
Series 2002-24, Class Z, 8.50%, 4/16/2032	200	232
Series 2002-24, Class SB, IF, 9.02%, 4/16/2032(a)	63	70
Series 2002-41, Class LS, IF, 9.00%, 6/16/2032(a)	45	55
Series 2002-45, Class QE, 6.50%, 6/20/2032	78	87
Series 2002-47, Class PG, 6.50%, 7/16/2032	94	106
Series 2010-14, Class AO, PO, 12/20/2032	71	69
Series 2003-11, Class SK, IF, IO, 5.77%, 2/16/2033(a)	403	49
Series 2008-29, PO, 2/17/2033	95	91
Series 2003-24, PO, 3/16/2033	11	10
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	370	69
Series 2003-90, PO, 10/20/2033	29	25
Series 2010-41, Class WA, 5.81%, 10/20/2033(a)	1,299	1,425
Series 2003-112, Class SA, IF, IO, 4.62%, 12/16/2033(a)	438	60
Series 2005-24, Class ST, IF, 7.50%, 1/17/2034(a)	74	75
Series 2009-10, Class SL, IF, IO, 4.57%, 3/16/2034(a)	25	—	(b)
Series 2004-28, Class S, IF, 14.34%, 4/16/2034(a)	104	139
Series 2004-46, Class AO, PO, 6/20/2034	147	126
Series 2004-73, Class AE, IF, 10.87%, 8/17/2034(a)	64	69
Series 2010-103, Class WA, 5.72%, 8/20/2034(a)	678	736
Series 2004-73, Class JL, IF, IO, 4.62%, 9/16/2034(a)	1,400	197
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034(a)	36	38
Series 2004-90, Class SI, IF, IO, 4.15%, 10/20/2034(a)	457	61
Series 2005-26, Class VI, IO, 5.50%, 1/20/2035	50	—	(b)
Series 2005-68, Class DP, IF, 11.77%, 6/17/2035(a)	158	178
Series 2010-14, Class CO, PO, 8/20/2035	1,105	957
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035	1,453	281
Series 2005-68, Class KI, IF, IO, 4.35%, 9/20/2035(a)	873	115
Series 2005-72, Class AZ, 5.50%, 9/20/2035	1,053	1,120
Series 2005-85, IO, 5.50%, 11/16/2035	363	81
Series 2010-14, Class BO, PO, 11/20/2035	167	142
Series 2006-16, Class OP, PO, 3/20/2036	152	136
Series 2006-22, Class AO, PO, 5/20/2036	102	90
Series 2006-38, Class SW, IF, IO, 4.55%, 6/20/2036(a)	265	17
Series 2006-34, PO, 7/20/2036	92	81
Series 2006-59, Class SD, IF, IO, 4.75%, 10/20/2036(a)	126	13
Series 2011-22, Class WA, 5.91%, 2/20/2037(a)	1,798	1,986
Series 2007-57, PO, 3/20/2037	438	389
Series 2007-17, Class JO, PO, 4/16/2037	114	97
Series 2007-17, Class JI, IF, IO, 4.88%, 4/16/2037(a)	830	117

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2010-129, Class AW, 6.06%, 4/20/2037(a)	711	770
Series 2007-31, Class AO, PO, 5/16/2037	509	457
Series 2007-25, Class FN, 2.23%, 5/16/2037(a)	84	84
Series 2007-28, Class BO, PO, 5/20/2037	21	18
Series 2007-26, Class SC, IF, IO, 4.25%, 5/20/2037(a)	442	50
Series 2007-36, Class HO, PO, 6/16/2037	22	20
Series 2007-36, Class SE, IF, IO, 4.54%, 6/16/2037(a)	449	57
Series 2007-36, Class SG, IF, IO, 4.52%, 6/20/2037(a)	615	94
Series 2007-45, Class QA, IF, IO, 4.69%, 7/20/2037(a)	176	22
Series 2007-40, Class SD, IF, IO, 4.80%, 7/20/2037(a)	438	57
Series 2007-42, Class SB, IF, IO, 4.80%, 7/20/2037(a)	433	54
Series 2007-50, Class AI, IF, IO, 4.83%, 8/20/2037(a)	292	38
Series 2008-20, PO, 9/20/2037	103	97
Series 2007-53, Class SW, IF, 14.36%, 9/20/2037(a)	59	71
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	359	42
Series 2009-79, Class OK, PO, 11/16/2037	302	267
Series 2007-74, Class SL, IF, IO, 4.61%, 11/16/2037(a)	1,050	111
Series 2007-76, Class SA, IF, IO, 4.58%, 11/20/2037(a)	336	43
Series 2007-79, Class SY, IF, IO, 4.60%, 12/20/2037(a)	485	65
Series 2008-2, Class MS, IF, IO, 5.23%, 1/16/2038(a)	247	37
Series 2008-1, PO, 1/20/2038	62	52
Series 2015-137, Class WA, 5.49%, 1/20/2038(a)	580	632
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	825	172
Series 2008-10, Class S, IF, IO, 3.88%, 2/20/2038(a)	192	20
Series 2009-106, Class ST, IF, IO, 4.05%, 2/20/2038(a)	1,167	141
Series 2008-33, Class XS, IF, IO, 5.77%, 4/16/2038(a)	178	27
Series 2008-36, Class SH, IF, IO, 4.35%, 4/20/2038(a)	425	52
Series 2012-52, Class WA, 6.15%, 4/20/2038(a)	4,535	5,075
Series 2008-40, Class SA, IF, IO, 4.47%, 5/16/2038(a)	1,640	218
Series 2008-55, Class SA, IF, IO, 4.25%, 6/20/2038(a)	212	23
Series 2008-62, Class SA, IF, IO, 4.20%, 7/20/2038(a)	1,344	176
Series 2008-71, Class SC, IF, IO, 4.05%, 8/20/2038(a)	82	8
Series 2012-59, Class WA, 5.56%, 8/20/2038(a)	959	1,056
Series 2009-25, Class SE, IF, IO, 5.65%, 9/20/2038(a)	203	30
Series 2011-97, Class WA, 6.10%, 11/20/2038(a)	2,124	2,358
Series 2008-93, Class AS, IF, IO, 3.75%, 12/20/2038(a)	321	30
Series 2008-96, Class SL, IF, IO, 4.05%, 12/20/2038(a)	233	21
Series 2008-95, Class DS, IF, IO, 5.35%, 12/20/2038(a)	823	118
Series 2011-163, Class WA, 5.85%, 12/20/2038(a)	2,117	2,335
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	113	11
Series 2009-6, Class SA, IF, IO, 4.17%, 2/16/2039(a)	268	33
Series 2009-10, Class SA, IF, IO, 4.00%, 2/20/2039(a)	472	46
Series 2009-24, Class DS, IF, IO, 4.35%, 3/20/2039(a)	106	3
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	1,484	286
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	285	63
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	346	91
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	110	21
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	255	57
Series 2009-102, Class SM, IF, IO, 4.47%, 6/16/2039(a)	502	21
Series 2009-43, Class SA, IF, IO, 4.00%, 6/20/2039(a)	309	36
Series 2009-42, Class SC, IF, IO, 4.13%, 6/20/2039(a)	594	66
Series 2009-64, Class SN, IF, IO, 4.17%, 7/16/2039(a)	536	52
Series 2009-54, Class JZ, 5.50%, 7/20/2039	2,012	2,196
Series 2009-67, Class SA, IF, IO, 4.12%, 8/16/2039(a)	435	44
Series 2009-72, Class SM, IF, IO, 4.32%, 8/16/2039(a)	822	102
Series 2009-104, Class AB, 7.00%, 8/16/2039	784	853
Series 2009-106, Class AS, IF, IO, 4.47%, 11/16/2039(a)	897	104
Series 2010-14, Class QP, 6.00%, 12/20/2039	79	79
Series 2015-91, Class W, 5.26%, 5/20/2040(a)	1,646	1,768
Series 2013-75, Class WA, 5.20%, 6/20/2040(a)	840	903
Series 2011-137, Class WA, 5.55%, 7/20/2040(a)	2,749	3,004
Series 2010-130, Class CP, 7.00%, 10/16/2040	627	705
Series 2010-157, Class OP, PO, 12/20/2040	1,823	1,491

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2011-100, Class MY, 4.00%, 7/20/2041	2,000	2,068
Series 2012-24, Class WA, 5.57%, 7/20/2041(a)	4,012	4,404
Series 2013-26, Class AK, 4.66%, 9/20/2041(a)	2,043	2,140
Series 2014-188, Class W, 4.60%, 10/20/2041(a)	2,170	2,270
Series 2012-141, Class WA, 4.52%, 11/16/2041(a)	5,895	6,235
Series 2012-141, Class WC, 3.72%, 1/20/2042(a)	3,750	3,818
Series 2012-141, Class WB, 3.95%, 9/16/2042(a)	5,850	6,006
Series 2012-138, Class PT, 3.98%, 11/16/2042(a)	5,138	5,269
Series 2013-54, Class WA, 4.75%, 11/20/2042(a)	2,905	3,055
Series 2017-99, Class PT, 6.02%, 8/20/2044(a)	2,052	2,278
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	8,587	1,675
Series 2012-H30, Class JA, 2.36%, 1/20/2060(a)	9	9
Series 2012-H24, Class FG, 2.31%, 4/20/2060(a)	1,110	1,109
Series 2013-H03, Class FA, 2.18%, 8/20/2060(a)	167	167
Series 2013-H05, Class FB, 2.28%, 2/20/2062(a)	340	340
Series 2013-H07, Class MA, 2.43%, 4/20/2062(a)	2,001	2,005
Series 2013-H02, Class HF, 2.18%, 11/20/2062(a)	182	182
Series 2013-H01, Class JA, 2.20%, 1/20/2063(a)	4,322	4,315
Series 2013-H04, Class SA, 2.30%, 2/20/2063(a)	2,765	2,770
Series 2013-H08, Class FC, 2.33%, 2/20/2063(a)	3,830	3,838
Series 2013-H08, Class BF, 2.28%, 3/20/2063(a)	1,889	1,888
Series 2013-H07, Class HA, 2.29%, 3/20/2063(a)	5,072	5,077
Series 2013-H09, Class HA, 1.65%, 4/20/2063	4,486	4,387
Series 2014-H17, Class FC, 2.38%, 7/20/2064(a)	933	938
Series 2015-H26, Class FG, 2.40%, 10/20/2065(a)	5,258	5,292
Series 2015-H32, Class FH, 2.54%, 12/20/2065(a)	4,126	4,178
Series 2016-H07, Class FQ, 2.58%, 3/20/2066(a)	8,527	8,649
Series 2016-H07, Class FA, 2.63%, 3/20/2066(a)	4,570	4,645
Series 2016-H13, Class FT, 2.46%, 5/20/2066(a)	5,402	5,419
Series 2016-H13, Class FD, 2.54%, 5/20/2066(a)	7,849	7,849
Series 2016-H11, Class FD, 3.06%, 5/20/2066(a)	2,226	2,256
Series 2016-H16, Class FC, 2.11%, 7/20/2066(a)	7,969	8,064
Series 2016-H17, Class FC, 2.71%, 8/20/2066(a)	5,657	5,748
Series 2016-H26, Class FC, 2.88%, 12/20/2066(a)	1,761	1,804
Series 2017-H08, Class XI, IO, 2.08%, 3/20/2067(a)	7,104	951
Series 2017-H11, Class XI, IO, 2.42%, 5/20/2067(a)	19,038	2,376
Series 2017-H14, Class XI, IO, 1.73%, 6/20/2067(a)	8,465	899
Series 2017-H14, Class AI, IO, 2.13%, 6/20/2067(a)	10,021	1,140
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051‡	3,303	3,246
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032(a)(c)	349	340
Series 2004-4, Class 1AF, 2.36%, 6/25/2034(a)(c)	160	145
Series 2005-RP2, Class 1AF, 2.31%, 3/25/2035(a)(c)	318	297
Series 2005-RP3, Class 1AF, 2.31%, 9/25/2035(a)(c)	1,940	1,743
Series 2005-RP3, Class 1AS, IO, 2.67%, 9/25/2035‡(a)(c)	882	64
Series 2006-RP2, Class 1AS2, IF, IO, 4.18%, 4/25/2036‡(a)(c)	1,860	231
GSR Mortgage Loan Trust
Series 2003-6F, Class A2, 2.36%, 9/25/2032(a)	17	16
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	369	380
Series 2003-13, Class 1A1, 3.40%, 10/25/2033(a)	76	79
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	37	44
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	491	504
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	443	456
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	231	238
Series 2005-5F, Class 8A3, 2.46%, 6/25/2035(a)	76	72
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	771	813
Series 2006-1F, Class 1AP, PO, 2/25/2036‡	148	123
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	2,575	2,209
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88%, 8/25/2022(c)(d)	3,325	3,355
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043‡(c)	1,978	1,857
Impac CMB Trust Series 2005-2, Class 2M1, 2.74%, 4/25/2035‡(a)	94	86

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	491	503
Impac Secured Assets Trust Series 2006-2, Class 2A1, 2.31%, 8/25/2036(a)	502	493
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.51%, 3/25/2036(a)	150	134
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A2, 3.59%, 11/25/2033(a)	431	440
Series 2006-A2, Class 5A3, 3.59%, 11/25/2033(a)	780	795
Series 2004-A3, Class 4A1, 4.03%, 7/25/2034(a)	174	179
Series 2006-A3, Class 6A1, 3.59%, 8/25/2034(a)	159	159
Series 2006-A2, Class 4A1, 3.84%, 8/25/2034(a)	506	511
Series 2004-A4, Class 1A1, 3.83%, 9/25/2034(a)	102	104
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	25	25
Series 2005-A1, Class 3A4, 3.85%, 2/25/2035(a)	388	398
Series 2007-A1, Class 5A2, 3.69%, 7/25/2035(a)	230	236
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.77%, 4/25/2036(a)	315	286
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	172	166
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	522	397
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.82%, 4/21/2034(a)	139	143
Series 2004-3, Class 4A2, 3.28%, 4/25/2034(a)	118	111
Series 2004-4, Class 2A1, 3.39%, 5/25/2034(a)	24	23
Series 2004-13, Class 3A7, 3.67%, 11/21/2034(a)	727	746
Series 2004-15, Class 3A1, 4.12%, 12/25/2034(a)	163	157
MASTR Alternative Loan Trust
Series 2003-8, Class 5A1, 5.00%, 11/25/2018	9	10
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	25	25
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	234	243
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	84	87
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	83	85
Series 2004-1, Class 30PO, PO, 2/25/2034‡	73	64
Series 2004-3, Class 30PO, PO, 4/25/2034‡	142	118
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034‡	95	19
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	222	231
Series 2004-5, Class 30PO, PO, 6/25/2034‡	182	164
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034‡	72	13
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034‡	81	17
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	713	729
Series 2004-7, Class 30PO, PO, 8/25/2034‡	54	45
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034‡	254	45
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035‡	1,385	247
MASTR Asset Securitization Trust
Series 2003-11, Class 15PO, PO, 12/25/2018‡	1	1
Series 2004-4, Class 3A1, 4.50%, 4/25/2019	8	8
Series 2004-8, PO, 8/25/2019‡	6	6
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	6	6
Series 2004-9, Class 5A1, 5.25%, 9/25/2019	7	7
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	58	58
Series 2004-P7, Class A6, 5.50%, 12/27/2033(c)	130	131
Series 2004-1, Class 30PO, PO, 2/25/2034‡	13	11
Series 2004-3, PO, 3/25/2034‡	22	20
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 2.31%, 5/25/2035(a)(c)	1,763	1,453
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035‡(c)	171	138
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 2.99%, 3/25/2028(a)	186	187
Series 2003-E, Class A1, 2.58%, 10/25/2028(a)	675	671
Series 2003-F, Class A1, 2.60%, 10/25/2028(a)	1,113	1,102
Series 2004-D, Class A2, 2.89%, 9/25/2029(a)	459	442
Series 2004-E, Class A2A, 3.15%, 11/25/2029(a)	234	234
Series 2003-A5, Class 2A6, 3.60%, 8/25/2033(a)	290	299
Series 2004-A4, Class A2, 3.55%, 8/25/2034(a)	427	437
Series 2004-1, Class 2A1, 3.45%, 12/25/2034(a)	363	365
Series 2005-A1, Class 3A, 3.75%, 12/25/2034(a)	39	41
Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4, Class 2A, 4.03%, 7/25/2033(a)	112	110

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020‡	1		1
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.67%, 4/25/2034(a)	467		491
Morgan Stanley Mortgage Trust Series 35, Class 2, HB, IF, 12,651.90%, 4/20/2021(a)	—	(b)	—	(b)
MortgageIT Trust Series 2005-5, Class A1, 2.22%, 12/25/2035(a)	116		115
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034(a)(c)	361		363
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23		24
Series 2003-A1, Class A1, 5.50%, 5/25/2033	24		25
Series 2003-A1, Class A2, 6.00%, 5/25/2033	37		37
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	347		366
Series 2004-1, Class 2A3, 5.25%, 8/25/2034	14		14
Series 2005-4, Class 2PO, PO, 10/25/2035‡	159		78
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 3.81%, 5/25/2035(a)	179		176
RALI Trust
Series 2003-QS3, Class A2, IF, 12.19%, 2/25/2018(a)	1		1
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018‡	1		—	(b)
Series 2003-QS12, Class A2A, IF, IO, 5.64%, 6/25/2018‡(a)	1		—	(b)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	26		26
Series 2003-QS18, Class A1, 5.00%, 9/25/2018	19		19
Series 2004-QA4, Class NB3, 4.85%, 9/25/2034‡(a)	537		535
Series 2004-QA6, Class NB2, 9.63%, 12/26/2034(a)	145		128
Series 2005-QA6, Class A32, 4.91%, 5/25/2035(a)	927		759
Series 2005-QA10, Class A31, 4.38%, 9/25/2035(a)	131		116
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	238		222
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.63%, 11/25/2033(a)(c)	294		301
Series 2009-1, Class 1A1, 6.50%, 2/26/2036(a)(c)	463		484
Series 2009-2, Class 1A1, 7.00%, 8/26/2037(a)(c)	26		27
RCO Trust
Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(c)	3,597		3,594
Series 2017-INV1, Class M1, 3.90%, 11/25/2052‡(a)(c)	3,744		3,742
Residential Asset Securitization Trust
Series 2003-A14, Class A1, 4.75%, 2/25/2019	6		6
Series 2003-A5, Class A1, 5.50%, 6/25/2033	166		168
Series 2004-IP2, Class 1A1, 3.70%, 12/25/2034(a)	403		409
Series 2005-A2, Class A4, IF, IO, 3.09%, 3/25/2035‡(a)	2,637		172
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036‡	1,056		229
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	421		410
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	256		220
RFMSI Trust
Series 2003-S14, Class A4, PO, 7/25/2018‡	1		—	(b)
Series 2003-S16, Class A3, 5.00%, 9/25/2018	5		5
Series 2005-SA4, Class 1A1, 3.52%, 9/25/2035(a)	219		197
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 2.71%, 4/20/2033(a)	454		446
Series 2004-8, Class A1, 2.65%, 9/20/2034(a)	754		725
Series 2004-8, Class A2, 2.84%, 9/20/2034(a)	746		735
Series 2004-9, Class A1, 2.63%, 10/20/2034(a)	1,864		1,823
Series 2004-10, Class A1A, 2.57%, 11/20/2034(a)	586		581
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 2.61%, 10/19/2034(a)	847		809
Series 2005-AR5, Class A3, 2.20%, 7/19/2035(a)	1,339		1,303
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 3.65%, 12/25/2033(a)	1,025		1,031
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1APO, PO, 10/25/2033‡	140		129
Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	343		349
Series 2003-34A, Class 3A3, 3.70%, 11/25/2033(a)	286		288
Series 2004-5H, Class A4, 5.54%, 12/25/2033	776		793
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 2.60%, 9/25/2043(a)	62		60
Series 2004-1, Class II2A, 2.79%, 3/25/2044‡(a)	61		59

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	1,538		1,630
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	280		307
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	153		165
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	318		351
Series 1998-1, Class 2E, 7.00%, 3/15/2028	229		255
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S7, Class A1, 4.50%, 8/25/2018	—	(b)	—	(b)
Series 2003-S8, Class A6, 4.50%, 9/25/2018	6		6
Series 2004-CB2, Class 5A, 5.00%, 7/25/2019	61		61
Series 2004-CB2, Class 7A, 5.50%, 8/25/2019	17		17
Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	44		44
Series 2002-S8, Class 2A7, 5.25%, 1/25/2033	3		3
Series 2003-S1, Class A5, 5.50%, 4/25/2033	324		331
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	94		97
Series 2003-AR7, Class A7, 3.15%, 8/25/2033(a)	344		348
Series 2003-AR8, Class A, 3.25%, 8/25/2033(a)	292		295
Series 2003-AR9, Class 1A6, 3.36%, 9/25/2033(a)	1,023		1,048
Series 2003-AR9, Class 2A, 3.37%, 9/25/2033(a)	289		293
Series 2003-S9, Class P, PO, 10/25/2033‡	15		14
Series 2003-AR11, Class A6, 3.36%, 10/25/2033(a)	738		747
Series 2003-S9, Class A8, 5.25%, 10/25/2033	748		764
Series 2004-AR3, Class A1, 3.95%, 6/25/2034(a)	69		71
Series 2004-AR3, Class A2, 3.95%, 6/25/2034(a)	470		480
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	1,238		1,285
Series 2006-AR10, Class 2P, 3.44%, 9/25/2036‡(a)	82		71
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-4, Class DP, PO, 6/25/2020‡	53		51
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	80		79
Series 2005-2, Class 1A4, IF, IO, 3.09%, 4/25/2035‡(a)	4,265		377
Series 2005-4, Class CB7, 5.50%, 6/25/2035	547		527
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	461		447
Series 2005-11, Class A4, IF, IO, 2.99%, 1/25/2036‡(a)	6,218		561
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2004-RA4, Class 1P, PO, 4/25/2019‡	5		5
Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	319		346
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1, 3.37%, 6/25/2033(a)	640		648
Series 2003-K, Class 1A1, 3.57%, 11/25/2033(a)	123		125
Series 2003-K, Class 1A2, 3.57%, 11/25/2033(a)	34		34
Series 2004-B, Class A1, 3.74%, 2/25/2034(a)	70		71
Series 2005-AR16, Class 2A1, 3.81%, 2/25/2034(a)	195		200
Series 2004-I, Class 1A1, 3.74%, 7/25/2034(a)	663		678
Series 2004-P, Class 2A1, 3.56%, 9/25/2034(a)	1,227		1,259
Series 2004-Q, Class 1A3, 3.60%, 9/25/2034(a)	42		42
Series 2004-S, Class A1, 3.64%, 9/25/2034(a)	1,057		1,082
Series 2004-V, Class 1A1, 3.72%, 10/25/2034(a)	266		270
Series 2004-U, Class A1, 3.82%, 10/25/2034(a)	952		958
Series 2004-EE, Class 2A1, 3.85%, 12/25/2034(a)	345		352
Series 2004-EE, Class 2A2, 3.85%, 12/25/2034(a)	43		44
Series 2004-EE, Class 3A1, 3.92%, 12/25/2034(a)	247		257
Series 2005-AR8, Class 2A1, 3.85%, 6/25/2035(a)	290		297
Series 2005-9, Class 1APO, PO, 10/25/2035‡	51		47
Series 2007-7, Class A7, 6.00%, 6/25/2037	351		350
Series 2007-11, Class A14, 6.00%, 8/25/2037	254		253

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $496,448)			502,038

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.5%
Access PT Funding Trust Series 2016-1, 7.00%, 2/15/2023‡	3,117		3,116
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030(c)	1,120		1,106
Series 2014-520M, Class A, 4.18%, 8/15/2046(a)(c)	1,000		1,037

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series 2014-520M, Class C, 4.21%, 8/15/2046‡(a)(c)	2,500	2,347
Series 2016-FR14, Class A, 3.05%, 2/27/2048(a)(c)	5,185	4,862
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 1.41%, 5/27/2021(a)(c)	1,985	1,820
Series 2015-FR11, Class A705, 1.82%, 9/27/2044(a)(c)	2,795	2,763
Series 2014-FRR5, Class AK30, PO, 6/27/2045(c)	4,500	3,520
Series 2016-FR13, Class A, 1.68%, 8/27/2045(a)(c)	6,365	5,541
Series 2015-FR11, Class AK25, 2.72%, 9/27/2045(a)(c)	4,500	4,105
Series 2014-FRR5, Class A714, PO, 1/27/2047(c)	3,000	2,678
Series 2014-FRR8, Class A, 2.21%, 11/26/2047(a)(c)	3,585	2,954
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030(c)	966	946
Series 2012-SHOW, Class A, 3.43%, 11/5/2036(c)	4,100	4,055
Series 2012-SHOW, Class E, 4.03%, 11/5/2036(a)(c)	3,575	3,372
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030(c)	1,500	1,558
Series 2014-TWC, Class A, 2.78%, 2/13/2032(a)(c)	2,500	2,498
Series 2013-SFS, Class A2, 2.99%, 4/12/2035(a)(c)	1,247	1,215
Series 2006-GG7, Class AM, 5.75%, 7/10/2038(a)	231	232
Series 2013-CR9, Class XB, IO, 0.22%, 7/10/2045‡(a)(c)	140,365	1,504
Series 2012-CR2, Class XA, IO, 1.66%, 8/15/2045‡(a)	4,958	279
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,528
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,553
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,580
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESB, 4.24%, 10/15/2032‡(a)(c)	7,969	7,946
Series 2017-CX10, Class UESC, 4.24%, 10/15/2032(a)(c)	1,000	989
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037‡(c)	1,700	1,632
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034(c)	1,541	1,500
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	381	379
Series KJ08, Class A2, 2.36%, 8/25/2022	2,172	2,133
Series KJ09, Class A2, 2.84%, 9/25/2022	2,069	2,053
Series KJ07, Class A2, 2.31%, 12/25/2022	4,358	4,235
Series KS01, Class A2, 2.52%, 1/25/2023	2,000	1,962
Series K029, Class A2, 3.32%, 2/25/2023(a)	2,557	2,593
Series KPLB, Class A, 2.77%, 5/25/2025	321	313
Series K065, Class A2, 3.24%, 4/25/2027	1,848	1,835
Series K065, Class AM, 3.33%, 5/25/2027	993	986
Series K070, Class A2, 3.30%, 11/25/2027(a)	1,529	1,520
FNMA ACES
Series 2010-M1, Class A2, 4.45%, 9/25/2019	2,335	2,368
Series 2011-M2, Class A3, 3.76%, 4/25/2021	9,175	9,354
Series 2011-M4, Class A2, 3.73%, 6/25/2021	4,971	5,067
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	5,000	4,819
Series 2014-M3, Class A2, 3.46%, 1/25/2024(a)	2,500	2,551
Series 2014-M9, Class A2, 3.10%, 7/25/2024(a)	1,640	1,639
Series 2015-M3, Class A2, 2.72%, 10/25/2024	3,000	2,914
Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,230	1,190
Series 2015-M2, Class A3, 3.05%, 12/25/2024(a)	2,303	2,299
Series 2015-M13, Class A2, 2.71%, 6/25/2025(a)	3,091	3,006
Series 2016-M6, Class A2, 2.49%, 5/25/2026	4,500	4,249
Series 2017-M3, Class A2, 2.49%, 12/25/2026(a)	10,000	9,395
Series 2015-M10, Class A2, 3.09%, 4/25/2027(a)	7,777	7,561
Series 2017-M8, Class A2, 3.06%, 5/25/2027(a)	2,860	2,783
Series 2017-M12, Class A2, 3.08%, 6/25/2027(a)	2,962	2,918
Series 2018-M7, Class A2, 3.15%, 3/25/2028(a)	4,377	4,251
Series 2017-M5, Class A2, 3.18%, 4/25/2029(a)	2,689	2,619
Series 2018-M3, Class A2, 3.09%, 2/25/2030(a)	1,255	1,209
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	3,874	3,733
FORT CRE LLC Series 2016-1A, Class D, 7.81%, 5/21/2036(a)(c)	7,200	7,257

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.39%, 7/25/2022‡(a)(c)	6,000	5,888
Series 2013-K28, Class C, 3.49%, 6/25/2046‡(a)(c)	1,143	1,106
Series 2014-K39, Class C, 4.16%, 8/25/2047‡(a)(c)	3,099	3,009
Series 2014-K41, Class C, 3.83%, 11/25/2047‡(a)(c)	1,830	1,758
Series 2014-K40, Class C, 4.07%, 11/25/2047‡(a)(c)	2,125	2,059
Series 2015-K44, Class B, 3.68%, 1/25/2048‡(a)(c)	2,510	2,435
Series 2015-K45, Class B, 3.59%, 4/25/2048‡(a)(c)	5,075	4,901
Series 2015-K46, Class C, 3.69%, 4/25/2048‡(a)(c)	3,000	2,833
Series 2015-K48, Class B, 3.64%, 8/25/2048‡(a)(c)	5,545	5,431
Series 2015-K48, Class C, 3.64%, 8/25/2048(a)(c)	5,000	4,670
Series 2015-K49, Class C, 3.72%, 10/25/2048(a)(c)	3,000	2,823
Series 2015-K50, Class B, 3.78%, 10/25/2048‡(a)(c)	2,100	2,071
Series 2015-K51, Class B, 3.95%, 10/25/2048‡(a)(c)	1,000	994
Series 2016-K722, Class B, 3.84%, 7/25/2049(a)(c)	5,250	5,219
Series 2016-K59, Class B, 3.58%, 11/25/2049‡(a)(c)	1,902	1,832
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027(c)	2,475	2,464
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class XA, IO, 1.30%, 6/5/2031‡(a)(c)	20,000	198
GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 0.87%, 11/10/2039‡(a)(c)	2,579	—	(b)
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class X1, IO, 0.25%, 6/12/2043‡(a)	9,821	12
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	600	603
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.28%, 12/27/2046(a)(c)	3,500	3,082
Series 2014-FRR1, Class A707, 4.35%, 1/27/2047(c)	6,900	6,855
Series 2014-FRR1, Class BK10, 2.54%, 11/27/2049‡(a)(c)	1,500	1,437
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036(c)	2,686	2,687
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class XCL, IO, 0.38%, 2/15/2041‡(a)(c)	2,602	—	(b)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	1,000	1,013
Morgan Stanley Capital I Trust
Series 2012-C4, Class A3, 2.99%, 3/15/2045	942	942
Series 2011-C3, Class A3, 4.05%, 7/15/2049	967	979
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class B, 0.25%, 7/27/2049‡(c)	1,173	1,129
Series 2012-IO, Class AXA, 1.00%, 3/27/2051(c)	664	660
RAIT Trust Series 2015-FL5, Class B, 5.83%, 1/15/2031‡(a)(c)	2,475	2,476
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031(c)	2,123	2,076
Resource Capital Corp. Ltd. (Cayman Islands) Series 2015-CRE4, Class B, 4.94%, 8/15/2032‡(a)(c)	910	901
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.07%, 5/10/2045(a)(c)	6,318	410
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(c)	3,015	3,006
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	853
Series 2012-C2, Class XA, IO, 1.34%, 5/10/2063‡(a)(c)	10,879	481
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,300	1,314
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029(c)	2,500	2,530
Series 2012-6AVE, Class A, 3.00%, 11/15/2030(c)	2,991	2,955
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.08%, 3/15/2045‡(a)(c)	5,538	—	(b)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A, 2.71%, 3/18/2028(a)(c)	3,000	2,975
Series 2015-C30, Class A4, 3.66%, 9/15/2058	1,458	1,468
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044(c)	1,250	1,287
Series 2013-C11, Class D, 4.27%, 3/15/2045‡(a)(c)	750	707
Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,200	1,210

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $261,874)		261,166

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 11.8%
ABFC Trust Series 2005-AQ1, Class A4, 4.80%, 1/25/2034‡(d)	534	546
Ajax Mortgage Loan Trust
Series 2016-2, Class A, 4.13%, 10/25/2056‡(c)(d)	2,706	2,698
Series 2017-A, Class A, 3.47%, 4/25/2057‡(c)(d)	2,000	1,989
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052‡(c)	1,887	1,875
Series 2015-SFR1, Class D, 4.41%, 4/17/2052‡(c)	4,390	4,446
Series 2015-SFR1, Class E, 5.64%, 4/17/2052(c)	3,030	3,243
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036(c)	3,226	3,274
Series 2014-SFR2, Class D, 5.15%, 10/17/2036‡(c)	4,085	4,315
Series 2014-SFR2, Class E, 6.23%, 10/17/2036(c)	1,500	1,661
Series 2014-SFR3, Class B, 4.20%, 12/17/2036‡(c)	5,850	5,971
Series 2014-SFR3, Class C, 4.60%, 12/17/2036(c)	1,570	1,624
Series 2014-SFR3, Class D, 5.04%, 12/17/2036‡(c)	3,650	3,837
Series 2014-SFR3, Class E, 6.42%, 12/17/2036(c)	3,172	3,550
Series 2015-SFR2, Class A, 3.73%, 10/17/2045(c)	1,912	1,937
Series 2015-SFR2, Class D, 5.04%, 10/17/2045‡(c)	3,100	3,263
Series 2015-SFR2, Class E, 6.07%, 10/17/2045(c)	3,600	3,984
Anchor Assets IX LLC
Series 2016-1, Class A, 5.13%, 2/15/2020‡(c)	8,650	8,650
Series 2016-1, Class B, 6.25%, 2/15/2020‡(c)	5,725	5,725
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048(c)	3,958	3,908
Series 2015-2, Class A, 3.34%, 11/15/2048(c)	2,871	2,861
Series 2016-1, Class A, 2.57%, 6/15/2049(c)	2,409	2,348
Series 2016-1, Class B, 3.87%, 6/15/2049‡(c)	2,000	1,967
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039‡(c)	684	679
Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.33%, 4/25/2036‡(a)	41	40
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027(c)	515	506
CAM Mortgage Trust Series 2016-2, Class A1, 3.25%, 6/15/2057‡(c)(d)	551	555
Camillo Issuer LLC Series 2016-SFR, Class 1A1, 5.00%, 12/5/2023‡	3,940	3,931
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032‡(d)	1,241	1,216
Series 2003-4, Class 1A5, 5.27%, 5/25/2033‡(d)	576	584
Series 2003-6, Class 1A7, 5.08%, 11/25/2034‡(d)	453	464
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032‡(c)(d)	37	36
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HE1, Class A, 2.29%, 9/25/2033‡(a)(c)	81	81
Series 2003-HE3, Class A, 2.72%, 12/25/2033(a)	38	38
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048(c)	1,343	1,322
Series 2016-2, Class A, 2.55%, 11/15/2048(c)	1,907	1,868
CoreVest American Finance Trust Series 2017-2, Class M, 5.62%, 12/25/2027‡(c)	2,200	2,201
Diamond Resorts Owner Trust
Series 2017-1A, Class A, 3.27%, 10/22/2029(c)	1,591	1,555
Series 2017-1A, Class B, 4.11%, 10/22/2029‡(c)	1,085	1,060
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.55%, 3/9/2047(c)	5,012	4,985
Series 2015-SFR1, Class B, 3.42%, 3/9/2047‡(c)	1,442	1,439
FNMA REMIC Trust Series 2001-W4, Class AF6, 5.61%, 1/25/2032(d)	101	104
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047‡(c)	1,917	1,923
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052(c)	632	636
Hero Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(c)	2,327	2,343
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042‡(c)	2,483	2,521
Series 2016-4B, Class B, 5.75%, 9/20/2047‡(c)	3,090	3,075
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040(c)	67	69
Series 2016-2A, Class A, 3.75%, 9/20/2041(c)	2,660	2,679
Series 2016-3A, Class A1, 3.08%, 9/20/2042(c)	1,810	1,780

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2016-4A, Class A1, 3.57%, 9/20/2047(c)	5,223	5,214
Series 2016-4A, Class A2, 4.29%, 9/20/2047(c)	5,223	5,369
Series 2017-1A, Class A2, 4.46%, 9/20/2047(c)	2,199	2,265
Series 2017-2A, Class A1, 3.28%, 9/20/2048(c)	3,395	3,312
Hero Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042(c)	1,909	1,900
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 2.16%, 3/25/2036‡(a)	103	101
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 1.20%, 9/25/2026‡(a)(c)	1,889	27
Series 2012-4, Class A, IO, 1.03%, 9/25/2037‡(a)(c)	14,886	424
Series 2012-6, Class A, IO, 0.63%, 5/25/2039‡(a)(c)	9,729	146
Series 2015-2, Class A, IO, 2.83%, 7/25/2041(a)(c)	3,201	330
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 2.71%, 2/25/2034‡(a)	965	966
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 2/15/2023‡(c)	3,604	3,604
Series 2013-1, Class M, 7.75%, 2/15/2023‡(c)	1,433	1,432
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, IO, 0.30%, 3/25/2032‡	85,082	628
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040‡(c)	1,932	2,136
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045(c)	761	775
Series 2010-1, Class M, 5.25%, 12/15/2045‡(c)	1,174	1,226
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.10%, 11/25/2033‡(d)	352	355
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class DT2, 4.01%, 10/15/2049‡(c)	6,106	6,029
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class AT1, 2.52%, 8/17/2048(c)	4,300	4,307
Series 2017-T1, Class AT1, 2.50%, 9/15/2048(c)	724	723
Series 2017-T1, Class BT1, 2.89%, 9/15/2048‡(c)	2,502	2,497
Series 2016-T2, Class BT2, 3.26%, 8/16/2049‡(c)	1,522	1,509
Series 2016-T2, Class DT2, 4.45%, 8/16/2049‡(c)	3,025	3,061
Progress Residential Trust Series 2015-SFR2, Class A, 2.74%, 6/12/2032(c)	7,183	7,093
Series 2015-SFR2, Class B, 3.14%, 6/12/2032(c)	1,761	1,743
Series 2015-SFR2, Class C, 3.44%, 6/12/2032‡(c)	3,745	3,721
Series 2015-SFR2, Class D, 3.68%, 6/12/2032‡(c)	6,000	5,967
Series 2015-SFR2, Class E, 4.43%, 6/12/2032(c)	2,070	2,076
Series 2015-SFR3, Class A, 3.07%, 11/12/2032(c)	5,824	5,777
Series 2015-SFR3, Class C, 4.33%, 11/12/2032(c)	2,000	2,025
Series 2015-SFR3, Class D, 4.67%, 11/12/2032‡(c)	2,093	2,130
Series 2015-SFR3, Class E, 5.66%, 11/12/2032(c)	4,350	4,486
Series 2017-SFR2, Class C, 3.40%, 12/17/2034‡(c)	2,320	2,270
RCO Trust Series 2016-SFR1, Class M1, 4.50%, 11/25/2051‡(a)(c)	3,262	3,235
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037‡(d)	479	221
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052(c)	849	826
Series 2017-1A, Class B, 5.75%, 9/20/2052‡(c)	2,299	2,338
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041‡(c)	4,043	4,037
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.74%, 6/25/2033(d)	108	109
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.46%, 1/25/2036‡(d)	85	76
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T1, Class DT1, 3.88%, 11/16/2048‡(c)	3,159	3,153
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032‡	241	238
Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	555	543
Tricon American Homes Trust Series 2016-SFR1, Class C, 3.49%, 11/17/2033‡(c)	1,247	1,230
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024‡(c)	2,750	2,750
VOLT LIV LLC Series 2017-NPL1, Class A1, 3.50%, 2/25/2047(c)(d)	281	281
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25%, 5/25/2047‡(c)(d)	662	658
VOLT LVIII LLC Series 2017-NPL5, Class A1, 3.38%, 5/28/2047‡(c)(d)	908	907

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047(c)(d)	1,200	1,192
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023‡(a)	2,810	2,777
VOLT XL LLC Series 2015-NP14, Class A1, 4.37%, 11/27/2045‡(c)(d)	343	345
Westgate Resorts LLC
Series 2015-1A, Class A, 2.75%, 5/20/2027(c)	79	78
Series 2015-2A, Class A, 3.20%, 7/20/2028(c)	1,749	1,748
Series 2015-2A, Class B, 4.00%, 7/20/2028(c)	1,897	1,894
Series 2016-1A, Class B, 4.50%, 12/20/2028(c)	4,252	4,242

TOTAL ASSET-BACKED SECURITIES (Cost $229,396)		229,864

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bonds
4.38%, 2/15/2038	200	243
4.50%, 5/15/2038	200	247
3.63%, 8/15/2043	2,800	3,104
3.75%, 11/15/2043	30,865	34,902
U.S. Treasury STRIPS Bonds
6.38%, 11/15/2030(g)	150	104
3.71%, 8/15/2031(g)	300	202
3.05%, 11/15/2032(g)	10,590	6,872
3.16%, 2/15/2033(g)	8,750	5,638
2.81%, 5/15/2033(g)	15,000	9,584

TOTAL U.S. TREASURY OBLIGATIONS (Cost $60,450)		60,896

CORPORATE BONDS — 0.1%
Wireless Telecommunication Services — 0.1%
P Fin II LLC (ICE LIBOR USD 1 Month + 4.35%), 6.25%, 5/20/2022‡(h) (Cost $1,547)	1,547	1,547

	Shares (000)
SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90%, (i)(j) (Cost $19,745)	19,743	19,747

Total Investments — 100.0% (Cost $1,949,021)		1,941,831
Liabilities in Excess of Other Assets — 0.0%(k)		(662)

Net Assets — 100.0%		1,941,169

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2018.
CSMC	Credit Suisse Mortgage Trust
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(a)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(b)	—	Amount rounds to less than one thousand.
(c)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(e)	—	Defaulted security.
(f)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	—	The rate shown is the effective yield as of May 31, 2018.
(h)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(i)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	The rate shown was the current yield as of May 31, 2018.
(k)	—	Amount rounds to less than 0.05% of net assets.
‡	—	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$–	$104,040	$125,824	$229,864
Collateralized Mortgage Obligations	–	479,343	22,695	502,038
Commercial Mortgage-Backed Securities	–	202,684	58,482	261,166
Corporate Bonds
Wireless Telecommunication Services	–	–	1,547	1,547
Mortgage-Backed Securities	–	866,573	–	866,573
U.S. Treasury Obligations	–	60,896	–	60,896
Short-Term Investments
Investment Companies	19,747	–	–	19,747

Total Investments in Securities	$19,747	$1,713,536	$208,548	$1,941,831

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between level 1 and level 2 during the period ended May 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018
Investments in Securities:
Asset-Backed Securities	$146,842	$79	$(390)	$(87)	$2,962	$(8,107)	$12,476	$(27,951)	$125,824
Collateralized Mortgage Obligations	23,091	15	(116)	(160)	—	(1,491)	1,356	—	22,695
Commercial Mortgage-Backed Securities	57,688	—	(319)	(167)	—	(2,459)	3,739	—	58,482
Corporate Bonds — Wireless Telecommunication Services	1,564	—	—	—	—	(17)	—	—	1,547
Loan Assignments — Hotels, Restaurants & Leisure	1,932	—	(22)	1	—	(1,911)	—	—	—

	$231,117	$94	$(847)	$(413)	$2,962	$(13,985)	$17,571	$(27,951)	$208,548

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2018.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3), amounted to approximately $(760,000).

Mortgage Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$76,116	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (3.20%)
			Constant Default Rate	0.00% - 30.00% (0.57%)
			Yield (Discount Rate of Cash Flows)	1.37% - 6.40% (4.27%)

Asset-Backed Securities	76,116

	13,858	Discounted Cash Flow	PSA Prepayment Model	256.00% (256.00%)
			Constant Prepayment Rate	0.00% - 40.00% (15.57%)
			Constant Default Rate	0.00% - 14.00% (2.90%)
			Yield (Discount Rate of Cash Flows)	(111.56)% - 199.00% (6.66%)

Collateralized Mortgage Obligations	13,858

	52,473	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.04%)
			Constant Default Rate	0.00%
			Yield (Discount Rate of Cash Flows)	2.41% - 7.71% (4.53%)

Commercial Mortgage-Backed Securities	52,473

Total	$142,447

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2018, the value of these investments was approximately $66,100,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 96.2%(a)
Alabama — 1.1%
Utility — 1.1%
The Lower Alabama Gas District, Gas Project Series A, Rev., 5.00%, 9/1/2031	2,000	2,340

Alaska — 0.4%
Housing — 0.4%
Alaska Housing Finance Corp., General Mortgage Series A, Rev., 3.50%, 6/1/2046	895	926

Arizona — 2.6%
Water & Sewer — 2.6%
City of Scottsdale, Water & Sewer System Rev., 5.25%, 7/1/2022	2,645	2,981
City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,492

		5,473

Total Arizona		5,473

California — 1.0%
General Obligation — 0.5%
Salinas Union High School District GO, BAN, Zero Coupon, 8/1/2020	1,000	956

Hospital — 0.2%
California Municipal Finance Authority, Eisenhower Medical Center Series B, Rev., 5.00%, 7/1/2026	410	471

Other Revenue — 0.3%
State of California, Department of Veterans Affairs Series B, Rev., 3.50%, 12/1/2045	685	709

Total California		2,136

Colorado — 1.5%
Education — 1.0%
Colorado Educational & Cultural Facilities Authority, University Corp. for Atmospheric Research Project
Rev., 4.00%, 9/1/2020	450	467
Rev., 5.00%, 9/1/2022	470	517
Colorado School of Mines Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%, 11.00% Cap), 1.83%, 7/2/2018(b)	1,000	997

		1,981

Hospital — 0.5%
University of Colorado Hospital Authority Series C-1, Rev., 4.00%, 3/1/2020(c)	1,000	1,024

Total Colorado		3,005

Connecticut — 2.7%
Education — 1.6%
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program
Series A, Rev., 5.25%, 11/15/2023	1,560	1,677
Series A, Rev., 5.25%, 11/15/2024	1,500	1,611

		3,288

Housing — 1.1%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Subseries A-1, Rev., 4.00%, 11/15/2045	505	526
Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	1,275	1,345
Subseries A-1, Rev., 4.00%, 11/15/2047	475	501

		2,372

Total Connecticut		5,660

Delaware — 0.2%
Housing — 0.2%
Delaware State Housing Authority, Senior Single Family Mortgage
Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.63%, 1/1/2023	160	160
Series A-1, Rev., AMT, 4.90%, 7/1/2029	295	305

		465

Total Delaware		465

District of Columbia — 2.2%
Transportation — 0.6%
Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds Series B, Rev., 5.00%, 7/1/2025	1,000	1,170

Water & Sewer — 1.6%
District of Columbia Water & Sewer Authority Public Utility, Subordinate Lien, Green Bonds Series A, Rev., 5.00%, 10/1/2045	3,000	3,403

Total District of Columbia		4,573

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Florida — 9.5%
Certificate of Participation/Lease — 2.9%
South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,583
The School Board of Miami-Dade County Series D, COP, 5.00%, 2/1/2027	3,000	3,464

		6,047

Hospital — 0.6%
Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group Rev., 5.00%, 12/1/2021	1,100	1,192

Housing — 0.6%
Broward County Housing Finance Authority Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 4/1/2027	265	265
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2028	290	294
Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	355	362
Series B, Rev., GNMA COLL, 4.50%, 1/1/2029	330	335

		1,256

Industrial Development Revenue/Pollution Control Revenue — 0.7%
Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	917
County of Escambia, Pollution Control, Gulf Power Company Project Rev., 2.10%, 4/11/2019(c)	500	500

		1,417

Other Revenue — 1.1%
Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,263

Transportation — 0.8%
Tampa-Hillsborough County Expressway Authority Series A, Rev., 5.00%, 7/1/2027	1,500	1,656

Utility — 2.8%
City of Port St. Lucie, Utility Systems Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,826

Total Florida		19,657

Georgia — 1.5%
Hospital — 0.5%
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project Series A, Rev., RAN, 5.00%, 2/15/2026	860	993

Housing — 1.0%
Georgia Housing & Finance Authority, Single Family Mortgage
Series A, Rev., 4.00%, 12/1/2047	730	768
Series B, Rev., 4.00%, 12/1/2047	1,250	1,321

		2,089

Total Georgia		3,082

Guam — 0.4%
Water & Sewer — 0.4%
Guam Government Waterworks Authority, Water & Wastewater System (Guam)
Rev., 5.00%, 7/1/2023	375	409
Rev., 5.00%, 7/1/2024	300	328

		737

Total Guam		737

Illinois — 0.9%
Hospital — 0.2%
Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	411

Housing — 0.7%
City of Aurora, Single Family Mortgage
Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	130	130
Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	143	144
City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage Series A, Rev., GNMA COLL, 7.60%, 4/1/2027	15	15
Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	1,130	1,166

		1,455

Total Illinois		1,866

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Indiana — 2.8%
Hospital — 0.9%
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,881

Housing — 0.2%
Indiana Housing & Community Development Authority, Home First Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	355	366

Industrial Development Revenue/Pollution Control Revenue — 1.0%
County of St. Joseph, Economic Development, St. Mary’s College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,159

Water & Sewer — 0.7%
Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project Series A, Rev., 5.00%, 10/1/2030	1,250	1,379

Total Indiana		5,785

Iowa — 1.6%
Education — 0.6%
Iowa Student Loan Liquidity Corp., Student Loan Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,111

Housing — 1.0%
Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program
Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2028	40	40
Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 1/1/2047	1,990	2,064

		2,104

Total Iowa		3,215

Kentucky — 0.5%
Education — 0.3%
Kentucky Higher Education Student Loan Corp. Series A, Rev., AMT, 5.00%, 6/1/2020	515	539

Industrial Development Revenue/Pollution Control Revenue — 0.2%
County of Carroll, Pollution Control, Kentucky Utilities Company Project Series A, Rev., 1.05%, 9/1/2019(c)	500	493

Total Kentucky		1,032

Louisiana — 0.8%
Housing — 0.2%
East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/1/2039	78	78
Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program Series A, Rev., GNMA/FNMA/FHLMC, 5.50%, 6/1/2040	215	217
Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program Series A, Rev., GNMA/FNMA/FHLMC, 4.60%, 12/1/2028	20	20

		315

Other Revenue — 0.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	790
Louisiana Public Facilities Authority, Archdiocese of New Orleans Project
Rev., 5.00%, 7/1/2021	165	177
Rev., 5.00%, 7/1/2022	250	272

		1,239

Total Louisiana		1,554

Maine — 0.7%
Housing — 0.7%
Maine State Housing Authority
Series A-1, Rev., AMT, 4.50%, 11/15/2028	210	218
Series B, Rev., 4.00%, 11/15/2043	175	181
Series A, Rev., 4.00%, 11/15/2045	925	968

		1,367

Total Maine		1,367

Maryland — 0.7%
Housing — 0.7%
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 7/1/2048	1,460	1,542

Massachusetts — 7.3%
Education — 1.0%
Massachusetts Educational Financing Authority, Education Loan Rev., AMT, 5.00%, 7/1/2021	1,000	1,071
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,063

		2,134

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Housing — 0.4%
Massachusetts Housing Finance Agency, Single Family Housing
Series 169, Rev., 4.00%, 12/1/2044	305	316
Series 183, Rev., 3.50%, 12/1/2046	430	443

		759

Water & Sewer — 5.9%
Massachusetts Clean Water Trust, Pool Program Rev., 5.25%, 8/1/2024	3,000	3,539
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2028	5,000	6,216
Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,516

		12,271

Total Massachusetts		15,164

Michigan — 1.7%
Education — 0.3%
Eastern Michigan University Series A, Rev., 5.00%, 3/1/2030	575	667

Housing — 0.6%
Michigan State Housing Development Authority, Single-Family Mortgage Series B, Rev., 3.50%, 6/1/2047	1,100	1,134

Industrial Development Revenue/Pollution Control Revenue — 0.8%
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021(c)	570	547
Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	1,075	1,104

		1,651

Total Michigan		3,452

Minnesota — 3.1%
General Obligation — 0.0%(d)
State of Minnesota Series A, GO, 5.00%, 10/1/2021(e)	35	38

Housing — 3.1%
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	325	336
Series B, Rev., GNMA/FNMA/FHLMC, 5.15%, 12/1/2038	13	13
Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2040	240	240
Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project Rev., 6.10%, 9/1/2019	405	406
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	119	120
Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	385	391
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program
Series A, Rev., GNMA/FNMA/FHLMC, 4.25%, 7/1/2028	245	249
Series D, Rev., GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	190	196
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation Rev., 5.25%, 8/1/2024	1,015	1,115
Rev., 5.25%, 8/1/2025	1,070	1,175
Rev., 5.25%, 8/1/2026	825	906
Minnesota Housing Finance Agency, Residential Housing Finance
Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	240	245
Series B, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	945	993

		6,385

Total Minnesota		6,423

Mississippi — 0.2%
Housing — 0.2%
Mississippi Home Corp., Home Ownership Mortgage Series A, Rev., GNMA COLL, 4.50%, 12/1/2031	320	329

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Missouri — 0.9%
Housing — 0.9%
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	1,715	1,771
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program Series E-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2027	170	175

		1,946

Total Missouri		1,946

Nebraska — 0.9%
Hospital — 0.9%
Madison County Hospital Authority No. 1, Faith Regional Health Services Project
Rev., 5.00%, 7/1/2030	1,020	1,115
Rev., 5.00%, 7/1/2031	720	784

		1,899

Total Nebraska		1,899

Nevada — 0.7%
Hospital — 0.7%
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2026	555	637
Rev., 5.00%, 9/1/2029	620	710

		1,347

Total Nevada		1,347

New Hampshire — 2.5%
Education — 2.5%
City of Manchester, School Facilities
Rev., NATL-RE, 5.50%, 6/1/2024	3,545	4,158
Rev., NATL-RE, 5.50%, 6/1/2027	900	1,096

		5,254

Total New Hampshire		5,254

New Jersey — 3.3%
Education — 1.0%
New Jersey Educational Facilities Authority, College of New Jersey Issue Series A, Rev., 5.00%, 7/1/2018	250	251
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	1,959

		2,210

General Obligation — 0.7%
Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,446

Hospital — 1.6%
New Jersey Health Care Facilities Financing Authority, University Hospital Issue
Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,099
Series A, Rev., AGM, 5.00%, 7/1/2023	820	915
Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,251

		3,265

Total New Jersey		6,921

New York — 7.6%
Housing — 1.7%
New York Mortgage Agency, Homeowner Mortgage
Series 197, Rev., 3.50%, 10/1/2044	1,525	1,574
Series 195, Rev., 4.00%, 10/1/2046	1,525	1,596
New York State Mortgage Agency, 39th Series Rev., 5.00%, 4/1/2028	235	243

		3,413

Other Revenue — 0.8%
New York State Dormitory Authority, State Sales Tax Series B, Rev., 5.00%, 3/15/2030	1,500	1,751

Prerefunded — 0.0%(d)
New York State Dormitory Authority Series A, Rev., 5.25%, 2/15/2019(e)	5	5

Special Tax — 0.0%(d)
New York State Dormitory Authority, State Personal Income Tax Series A, Rev., 5.25%, 2/15/2024	75	77

Transportation — 1.7%
Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,114
Port Authority of New York & New Jersey, Consolidated, 194th Series Rev., 5.00%, 10/15/2030	2,000	2,330

		3,444

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — 3.4%
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,156
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects - Second Resolution
Series A, Rev., 5.25%, 6/15/2027	2,500	2,587
Series B, Rev., 5.00%, 6/15/2028	3,000	3,268

		7,011

Total New York		15,701

North Carolina — 2.2%
Other Revenue — 0.6%
County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,190

Water & Sewer — 1.6%
City of Charlotte, Water & Sewer System Rev., 5.25%, 7/1/2022	3,330	3,455

Total North Carolina		4,645

North Dakota — 3.4%
Housing — 2.4%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series B, Rev., 5.00%, 7/1/2028	235	238
Series D, Rev., 4.50%, 1/1/2029	385	389
Series D, Rev., 3.50%, 7/1/2046	545	563
Series D, Rev., 4.00%, 7/1/2046	1,755	1,832
Series D, Rev., FHA, 4.00%, 1/1/2048	1,445	1,528
Series F, Rev., AMT, 4.50%, 1/1/2035	335	342

		4,892

Utility — 1.0%
McLean County, Solid Waste Facilities, Great River Energy Project Series A, Rev., 4.88%, 7/1/2026	2,000	2,071

Total North Dakota		6,963

Ohio — 2.4%
General Obligation — 0.9%
Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,794

Housing — 0.6%
Ohio Housing Finance Agency Residential Mortgage, Mortgage-Backed Securities Program Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	1,270	1,330
Ohio Housing Finance Agency, Single Family Mortgage Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2028	15	15

		1,345

Industrial Development Revenue/Pollution Control Revenue — 0.9%
Ohio State Water Development Authority, Water Pollution Control Loan Fund Series B, Rev., 5.00%, 12/1/2029	1,615	1,890

Total Ohio		5,029

Oklahoma — 0.3%
Housing — 0.3%
Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.40%, 10/1/2038	390	398
Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program Series A, Rev., GNMA COLL, 4.38%, 9/1/2027	225	229

		627

Other Revenue — 0.0%(d)
IDK Partners III Trust, Mortgage Pass-Through Certificates Class A, Rev., 5.10%, 8/1/2023‡	26	26

Total Oklahoma		653

Oregon — 0.4%
Housing — 0.4%
Oregon State Housing & Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	785	816

Pennsylvania — 4.4%
Housing — 1.1%
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 121, Rev., 3.50%, 10/1/2046	1,740	1,791
Series 122, Rev., 4.00%, 10/1/2046	530	557

		2,348

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Industrial Development Revenue/Pollution Control Revenue — 2.3%
Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project
Rev., 5.00%, 12/1/2023	2,020	2,246
Rev., AGM, 5.00%, 12/1/2026	1,550	1,786
Rev., AGM, 5.00%, 12/1/2027	680	786

		4,818

Other Revenue — 1.0%
Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative Rev., 5.00%, 4/15/2019	2,000	2,054

Total Pennsylvania		9,220

Rhode Island — 1.5%
Housing — 1.0%
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing Series 1-A, Rev., 1.70%, 10/1/2019(c)	2,000	1,986

Transportation — 0.5%
Rhode Island Economic Development Corp. Series B, Rev., 5.00%, 7/1/2022	1,000	1,098

Total Rhode Island		3,084

South Carolina — 1.3%
Housing — 0.7%
South Carolina State Housing Finance & Development Authority
Series 1, Rev., GNMA COLL, 5.00%, 1/1/2028	165	169
Series A, Rev., 4.00%, 1/1/2047	385	404
Series B, Rev., FHA, 4.00%, 7/1/2047	890	940

		1,513

Other Revenue — 0.6%
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,159

Total South Carolina		2,672

South Dakota — 0.9%
Housing — 0.9%
South Dakota Housing Development Authority, Homeownership Mortgage Series D, Rev., 4.00%, 11/1/2045	1,850	1,936

Tennessee — 1.1%
Housing — 1.1%
Tennessee Housing Development Agency, Housing Finance Program Series A-1, Rev., 5.00%, 1/1/2027	160	162
Tennessee Housing Development Agency, Residential Finance Program Series 2B, Rev., 4.00%, 7/1/2043	250	259
Rev., 3.50%, 1/1/2048	1,850	1,917

		2,338

Total Tennessee		2,338

Texas — 5.0%
General Obligation — 1.4%
Socorro Independent School District Series A, GO, PSF-GTD, 5.00%, 8/15/2024	2,000	2,311
State of Texas, Water Financial Assistance Series D, GO, 5.00%, 5/15/2033	450	517

		2,828

Hospital — 0.4%
Irving Hospital Authority, Baylor Scott and White Medical Center
Rev., 5.00%, 10/15/2026	250	286
Rev., 5.00%, 10/15/2027	500	568

		854

Housing — 0.7%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023(c)	1,025	1,026
Texas Department of Housing & Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	415	433

		1,459

Other Revenue — 0.5%
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/2046	1,000	1,095

Transportation — 1.6%
Dallas Area Rapid Transit, Senior Lien Series A, Rev., 5.00%, 12/1/2032	2,800	3,228

Water & Sewer — 0.4%
City of Austin, Water & Wastewater System Rev., 5.00%, 11/15/2027	665	798

Total Texas		10,262

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Utah — 4.2%
Housing — 2.6%
Utah Housing Corp., Single Family Mortgage Series D, Rev., FHA, 4.00%, 1/1/2045	1,650	1,728
Utah State Board of Regents, Student Fee & Housing System Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,690

		5,418

Other Revenue — 0.6%
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,208

Utility — 1.0%
Utah Associated Municipal Power System, Horse Butte Wind Project Series B, Rev., 5.00%, 9/1/2033	1,700	1,977

Total Utah		8,603

Vermont — 3.3%
Education — 2.4%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,091
Series A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,536
Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,373

		5,000

Housing — 0.9%
Vermont Housing Finance Agency, Multiple Purpose
Series B, Rev., AMT, 4.13%, 11/1/2042	200	205
Series B, Rev., AMT, 3.75%, 11/1/2045	1,570	1,616

		1,821

Total Vermont		6,821

Washington — 3.3%
Hospital — 1.7%
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,148
Washington Health Care Facilities Authority, Virginia Mason Medical Center Rev., 5.00%, 8/15/2026	1,125	1,289

		3,437

Housing — 1.6%
Washington Housing Finance Commission, Single-Family Program
Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	420	431
Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	2,785	2,884

		3,315

Total Washington		6,752

West Virginia — 0.5%
Other Revenue — 0.5%
West Virginia Economic Development Authority, Lease, Correctional Juvenile & Public Safety Facilities Series A, Rev., 5.00%, 6/1/2029	1,000	1,098

Wisconsin — 2.7%
Education — 2.7%
Wisconsin Health & Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2024	250	285
Rev., 5.00%, 7/1/2025	250	288
Wisconsin Health & Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Rev., 5.00%, 9/1/2022	520	575
Rev., 5.00%, 9/1/2023	550	617
Rev., 5.00%, 9/1/2024	580	657
Rev., 5.00%, 9/1/2025	235	268
Rev., 5.00%, 9/1/2026	385	442
Rev., 5.00%, 9/1/2027	785	906
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc.
Series C, Rev., 5.00%, 2/15/2027	400	464
Series C, Rev., 5.00%, 2/15/2028	575	663
Series C, Rev., 5.00%, 2/15/2029	375	431

		5,596

Total Wisconsin		5,596

TOTAL MUNICIPAL BONDS (Cost $197,599)		199,339

	Shares (000)
SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANY — 2.2%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%, (f)(g) (Cost $4,662)	4,662	4,662

Total Investments — 98.4% (Cost $202,261)		204,001
Other Assets in Excess of Liabilities — 1.6%		3,270

Net Assets — 100.0%		207,271

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

AGM		Insured by Assured Guaranty Municipal Corp.
AMT		Alternative Minimum Tax
BAN		Bond Anticipation Note
BRRH		Boca Raton Regional Hospital
CHESLA		Connecticut Higher Education Supplemental Loan Authority
COLL		Collateral
COP		Certificate of Participation
FHA		Federal Housing Administration
FHLMC		Federal Home Loan Mortgage Corp.
FNMA		Federal National Mortgage Association
GNMA		Government National Mortgage Association
GO		General Obligation
ICE		Intercontinental Exchange
LIBOR		London Interbank Offered Rate
NATL		Insured by National Public Finance Guarantee Corp.
PSF-GTD		Permanent School Fund Guaranteed
RAN		Revenue Anticipation Note
RE		Reinsured
Rev.		Revenue
USD		United States Dollar
(a)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(d)	—	Amount rounds to less than 0.05% of net assets.
(e)	—	Security is prerefunded or escrowed to maturity.
(f)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	The rate shown was the current yield as of May 31, 2018.
‡	—	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Utility	$—	$2,340	$—	$2,340
Alaska
Housing	—	926	—	926
Arizona
Water & Sewer	—	5,473	—	5,473
California
General Obligation	—	956	—	956
Hospital	—	471	—	471
Other Revenue	—	709	—	709

Total California	—	2,136	—	2,136

Colorado
Education	—	1,981	—	1,981
Hospital	—	1,024	—	1,024

Total Colorado	—	3,005	—	3,005

Connecticut
Education	—	3,288	—	3,288
Housing	—	2,372	—	2,372

Total Connecticut	—	5,660	—	5,660

Delaware
Housing	—	465	—	465
District of Columbia
Transportation	—	1,170	—	1,170
Water & Sewer	—	3,403	—	3,403

Total District of Columbia	—	4,573	—	4,573

Florida
Certificate of Participation/Lease	—	6,047	—	6,047
Hospital	—	1,192	—	1,192
Housing	—	1,256	—	1,256
Industrial Development Revenue/Pollution Control Revenue	—	1,417	—	1,417
Other Revenue	—	2,263	—	2,263
Transportation	—	1,656	—	1,656
Utility	—	5,826	—	5,826

Total Florida	—	19,657	—	19,657

Georgia
Hospital	—	993	—	993
Housing	—	2,089	—	2,089

Total Georgia	—	3,082	—	3,082

Guam
Water & Sewer	—	737	—	737
Illinois
Hospital	—	411	—	411

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	$—	$1,455	$—	$1,455

Total Illinois	—	1,866	—	1,866

Indiana
Hospital	—	1,881	—	1,881
Housing	—	366	—	366
Industrial Development Revenue/Pollution Control Revenue	—	2,159	—	2,159
Water & Sewer	—	1,379	—	1,379

Total Indiana	—	5,785	—	5,785

Iowa
Education	—	1,111	—	1,111
Housing	—	2,104	—	2,104

Total Iowa	—	3,215	—	3,215

Kentucky
Education	—	539	—	539
Industrial Development Revenue/Pollution Control Revenue	—	493	—	493

Total Kentucky	—	1,032	—	1,032

Louisiana
Housing	—	315	—	315
Other Revenue	—	1,239	—	1,239

Total Louisiana	—	1,554	—	1,554

Maine
Housing	—	1,367	—	1,367
Maryland
Housing	—	1,542	—	1,542
Massachusetts
Education	—	2,134	—	2,134
Housing	—	759	—	759
Water & Sewer	—	12,271	—	12,271

Total Massachusetts	—	15,164	—	15,164

Michigan
Education	—	667	—	667
Housing	—	1,134	—	1,134
Industrial Development Revenue/Pollution Control Revenue	—	1,651	—	1,651

Total Michigan	—	3,452	—	3,452

Minnesota
General Obligation	—	38	—	38
Housing	—	6,385	—	6,385

Total Minnesota	—	6,423	—	6,423

Mississippi
Housing	—	329	—	329
Missouri
Housing	—	1,946	—	1,946
Nebraska
Hospital	—	1,899	—	1,899
Nevada
Hospital	—	1,347	—	1,347
New Hampshire
Education	—	5,254	—	5,254
New Jersey
Education	—	2,210	—	2,210
General Obligation	—	1,446	—	1,446
Hospital	—	3,265	—	3,265

Total New Jersey	—	6,921	—	6,921

New York
Housing	—	3,413	—	3,413

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$1,751	$—	$1,751
Prerefunded	—	5	—	5
Special Tax	—	77	—	77
Transportation	—	3,444	—	3,444
Water & Sewer	—	7,011	—	7,011

Total New York	—	15,701	—	15,701

North Carolina
Other Revenue	—	1,190	—	1,190
Water & Sewer	—	3,455	—	3,455

Total North Carolina	—	4,645	—	4,645

North Dakota
Housing	—	4,892	—	4,892
Utility	—	2,071	—	2,071

Total North Dakota	—	6,963	—	6,963

Ohio
General Obligation	—	1,794	—	1,794
Housing	—	1,345	—	1,345
Industrial Development Revenue/Pollution Control Revenue	—	1,890	—	1,890

Total Ohio	—	5,029	—	5,029

Oklahoma
Housing	—	627	—	627
Other Revenue	—	—	26	26

Total Oklahoma	—	627	26	653

Oregon
Housing	—	816	—	816
Pennsylvania
Housing	—	2,348	—	2,348
Industrial Development Revenue/Pollution Control Revenue	—	4,818	—	4,818
Other Revenue	—	2,054	—	2,054

Total Pennsylvania	—	9,220	—	9,220

Rhode Island
Housing	—	1,986	—	1,986
Transportation	—	1,098	—	1,098

Total Rhode Island	—	3,084	—	3,084

South Carolina
Housing	—	1,513	—	1,513
Other Revenue	—	1,159	—	1,159

Total South Carolina	—	2,672	—	2,672

South Dakota
Housing	—	1,936	—	1,936
Tennessee
Housing	—	2,338	—	2,338
Texas
General Obligation	—	2,828	—	2,828
Hospital	—	854	—	854
Housing	—	1,459	—	1,459
Other Revenue	—	1,095	—	1,095
Transportation	—	3,228	—	3,228
Water & Sewer	—	798	—	798

Total Texas	—	10,262	—	10,262

Utah
Housing	—	5,418	—	5,418
Other Revenue	—	1,208	—	1,208
Utility	—	1,977	—	1,977

Total Utah	—	8,603	—	8,603

Vermont
Education	—	5,000	—	5,000

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	$—	$1,821	$—	$1,821

Total Vermont	—	6,821	—	6,821

Washington
Hospital	—	3,437	—	3,437
Housing	—	3,315	—	3,315

Total Washington	—	6,752	—	6,752

West Virginia
Other Revenue	—	1,098	—	1,098
Wisconsin
Education	—	5,596	—	5,596

Total Municipal Bonds	—	199,313	26	199,339

Short-Term Investment
Investment Company	4,662	—	—	4,662

Total Investments in Securities	$4,662	$199,313	$26	$204,001

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 95.1%
Alabama — 0.1%
Alabama Housing Finance Authority Rev., VRDO, LOC: U.S. Bank NA, 1.07%, 6/7/2018(b)	2,235	2,235

Arizona — 0.4%
Tender Option Bond Trust Receipts/CTFS
Series 2017-XM0563, Rev., VRDO, LIQ: Royal Bank of Canada, 1.13%, 6/7/2018(b)(c)	5,435	5,435
Series 2018-ZM0615, Rev., VRDO, LIQ: Royal Bank of Canada, 1.14%, 6/7/2018(b)(c)	7,500	7,500

		12,935

California — 3.2%
Beverly Hills Public Financing Authority Series 2016-XF2281, Rev., VRDO, LIQ: Citibank NA, 1.07%, 6/7/2018(b)(c)	4,580	4,580
California Statewide Communities Development Authority, Multi-Family Housing, Kimberly Woods Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.96%, 6/7/2018(b)	8,500	8,500
City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments Series H-2, Rev., VRDO, LOC: Bank of China, 1.15%, 6/7/2018(b)	31,720	31,720
City of Los Angeles, Multi-Family Series I, Rev., VRDO, LOC: Citibank NA, 1.06%, 6/7/2018(b)	1,400	1,400
Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts Class A, Rev., VRDO, NATL, LOC: Societe Generale, 1.07%, 6/7/2018(b)	8,960	8,960
Tender Option Bond Trust Receipts/CTFS Series 2016-XG0043, GO, VRDO, AGC, LIQ: TD Bank NA, 1.06%, 6/7/2018(b)(c)	500	500
Series 2018-XF0633, Rev., VRDO, LIQ: TD Bank NA, 1.06%, 6/7/2018(b)(c)	9,020	9,020
Series 2017-XF0559, Rev., VRDO, LIQ: Royal Bank of Canada, 1.07%, 6/7/2018(b)(c)	3,315	3,315
Series 2018-XF2531, Rev., VRDO, LIQ: Citibank NA, 1.07%, 6/7/2018(b)(c)	1,660	1,660
Series 2016-XF0452, Rev., VRDO, LIQ: TD Bank NA, 1.08%, 6/7/2018(b)(c)	9,025	9,025
Series 2017-XF0579, GO, VRDO, LIQ: TD Bank NA, 1.08%, 6/7/2018(b)(c)	6,600	6,600
Series 2017-XF0580, GO, VRDO, LIQ: TD Bank NA, 1.08%, 6/7/2018(b)(c)	3,375	3,375
Series 2017-ZF0581, Rev., VRDO, LIQ: Royal Bank of Canada, 1.11%, 6/7/2018(b)(c)	2,375	2,375
Series 2017-ZM0473, Rev., VRDO, LIQ: Royal Bank of Canada, 1.11%, 6/7/2018(b)(c)	2,600	2,600
Series 2017-ZM0487, Rev., VRDO, LIQ: Royal Bank of Canada, 1.11%, 6/7/2018(b)(c)	1,465	1,465
Series 2018-XX1082, Rev., VRDO, LIQ: Barclays Bank plc, 1.11%, 6/7/2018(b)(c)	6,835	6,835

		101,930

Colorado — 2.6%
Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project Series 2012, Rev., VRDO, 0.99%, 6/7/2018(b)	17,785	17,785
Colorado Housing & Finance Authority, Multi-Family Housing Rev., VRDO, LOC: U.S. Bank NA, 1.10%, 6/7/2018(b)	10,240	10,240
Colorado Housing & Finance Authority, Single Family Mortgage Series B-3, Class 1, Rev., VRDO, AMT, FHLB, 1.13%, 6/7/2018(b)	2,180	2,180
Tender Option Bond Trust Receipts/CTFS Series 2016-ZF0467, Rev., VRDO, LIQ: Royal Bank of Canada, 1.13%, 6/7/2018(b)(c)	52,895	52,895

		83,100

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Connecticut — 1.3%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds
Series D, Subseries D-3, Rev., VRDO, AMT, 1.06%, 6/7/2018(b)	5,900	5,900
Subseries D-3, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.07%, 6/7/2018(b)	7,000	7,000
Connecticut State Development Authority Rev., VRDO, LOC: Bank of Montreal, 1.06%, 6/7/2018(b)	30,000	30,000

		42,900

Delaware — 1.4%
County of New Castle, Flight Safety International, Inc. Project Rev., VRDO, 1.13%, 6/7/2018(b)	45,880	45,880

District of Columbia — 1.5%
District of Columbia, Pew Charitable Trust Series A, Rev., VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	10,200	10,200
Metropolitan Washington Airports Authority Series C, Subseries C-1, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 1.03%, 6/7/2018(b)	3,550	3,550
Metropolitan Washington Airports Authority, Remarketing Subseries A-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 1.09%, 6/7/2018(b)	12,755	12,755
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	15,000	15,000
Tender Option Bond Trust Receipts/CTFS
Series 2018-ZM0610, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.09%, 6/7/2018(b)(c)	2,470	2,470
Series 2017-ZM0554, Rev., VRDO, LIQ: TD Bank NA, 1.12%, 6/7/2018(b)(c)	2,500	2,500

		46,475

Florida — 4.5%
Alachua County Housing Finance Authority Rev., VRDO, LOC: Citibank NA, 1.13%, 6/7/2018(b)	3,330	3,330
Collier County IDA, Allete, Inc. Project Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.15%, 6/7/2018(b)	22,800	22,800
Collier County IDA, Ave Maria Utility Co. Project Rev., VRDO, AMT, LOC: Northern Trust Co., 1.11%, 6/7/2018(b)	14,190	14,190
Collier County, Housing Finance Authority Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 6/7/2018(b)	2,770	2,770
County of Okeechobee, Landfill, Inc. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.15%, 6/7/2018(b)	15,000	15,000
County of Palm Beach, Florida Schood Board Class A, COP, VRDO, LIQ: Citibank NA, 1.10%, 6/7/2018(b)(c)	6,590	6,590
County of Palm Beach, Special Purpose Facilities, Flight Safety Project Rev., VRDO, 1.13%, 6/7/2018(b)	18,000	18,000
Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments Series I, Rev., VRDO, LOC: Citibank NA, 1.11%, 6/7/2018(b)	14,485	14,485
Hillsborough County, Housing Finance Authority, Multifamily Housing, Brandywine Apartments Rev., VRDO, LOC: Citibank NA, 1.13%, 6/7/2018(b)	3,245	3,245
Miami-Dade County Industrial Development Authority, Professional Modification Services Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.15%, 6/7/2018(b)	9,800	9,800

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Florida — continued
Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project Rev., VRDO, LOC: Bank of America NA, 1.13%, 6/7/2018(b)	16,000	16,000
Tender Option Bond Trust Receipts/CTFS
Series 2018-XG0167, Rev., VRDO, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	6,135	6,135
Series 2018-ZM0615, Rev., VRDO, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	7,500	7,500
Series 2017-ZF2503, Rev., VRDO, LIQ: Citibank NA, 1.12%, 6/7/2018(b)(c)	3,750	3,750

		143,595

Georgia — 1.0%
Atkinson/Coffee Counties Joint Development Authority, Solid Waste Disposal, Langboard, Inc. Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.15%, 6/7/2018(b)	16,800	16,800
Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project Series B, Rev., VRDO, 1.13%, 6/7/2018(b)	12,170	12,170
Tender Option Bond Trust Receipts/CTFS Series 2017-ZF0589, Rev., VRDO, LIQ: Bank of America NA, 1.10%, 6/7/2018(b)(c)	3,750	3,750

		32,720

Idaho — 0.3%
Idaho Housing & Finance Association, Single Family Mortgage Series A-4, Class I, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 1.10%, 6/7/2018(b)	10,950	10,950

Illinois — 2.5%
Chicago Midway Airport, Second Lien Series C-2, Rev., VRDO, AMT, LOC: Bank of Montreal, 1.08%, 6/7/2018(b)	20,870	20,870
Illinois Finance Authority, Chicago Historical Society Rev., VRDO, LOC: Northern Trust Co., 1.11%, 6/7/2018(b)	34,800	34,800
Illinois Finance Authority, St. Ignatius College Prep. Project Rev., VRDO, LOC: PNC Bank NA, 1.07%, 6/7/2018(b)	12,000	12,000
Illinois Finance Authority, The University Of Chicago Medical Center Series A, Rev., VRDO, LOC: Bank of America NA, 0.93%, 6/1/2018(b)	6,140	6,140
Illinois State Toll Highway Authority, Variable Rate Senior Priority Series A-1B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.06%, 6/7/2018(b)	5,600	5,600

		79,410

Indiana — 0.4%
City of Chicago, Gary International Airport Authority, Multi-Modal Special purpose Facility Rev., VRDO, LOC: BMO Harris Bank NA, 1.08%, 6/7/2018(b)	5,975	5,975
Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project Rev., VRDO, LOC: Bank of America NA, 1.07%, 6/7/2018(b)	4,100	4,100
Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing Rev., VRDO, LOC: Bank of America NA, 1.07%, 6/7/2018(b)	410	410
Tender Option Bond Trust Receipts/CTFS Series 2016-ZF0280, Rev., VRDO, LIQ: TD Bank NA, 1.10%, 6/7/2018(b)(c)	2,500	2,500

		12,985

Iowa — 3.2%
Iowa Finance Authority Solid Waste Facilities, Midamerican Energy Co. Project Rev., VRDO, AMT, 1.11%, 6/7/2018(b)	45,800	45,800

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Iowa — continued
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 1.07%, 6/7/2018(b)	10,000	10,000
Iowa Finance Authority, Multi-Family Housing
Series A, Rev., VRDO, AMT, 1.09%, 6/7/2018(b)	10,910	10,910
Series B, Rev., VRDO, AMT, 1.09%, 6/7/2018(b)	7,230	7,230
Iowa Finance Authority, Trinity Health Series D, Rev., VRDO, 1.04%, 6/7/2018(b)	7,840	7,840
Iowa Finance Authority, Wellness Facility, Community of MarshallTown Project Rev., VRDO, LOC: Northern Trust Co., 1.13%, 6/7/2018(b)	7,600	7,600
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2017-E-114, Rev., VRDO, LIQ: Royal Bank of Canada, 1.16%, 6/7/2018(b)(c)	10,000	10,000
Tender Option Bond Trust Receipts/CTFS Series 2018-ZM0582, Rev., VRDO, LIQ: Barclays Bank plc, 1.09%, 6/7/2018(b)(c)	2,550	2,550

		101,930

Kansas — 1.1%
City of Mission, Multi-Family Housing, The Falls Apartments Project Rev., VRDO, LOC: U.S. Bank NA, 1.07%, 6/7/2018(b)	7,750	7,750
City of Wichita, Airport Facility, FlightSafety International, Inc. Series 2003, Rev., VRDO, 1.13%, 6/7/2018(b)	20,780	20,780
Tender Option Bond Trust Receipts/CTFS Series 2017-XF2507, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.11%, 6/7/2018(b)(c)	6,950	6,950

		35,480

Kentucky — 2.0%
County of Carroll, Kentucky Environmental Facilities, Utilities Co. Project Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.10%, 6/7/2018(b)	6,800	6,800
Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.13%, 6/7/2018(b)	7,100	7,100
Kenton County Airport Board, Flight Safety International, Inc. Project Series A, Rev., VRDO, 1.13%, 6/7/2018(b)	17,800	17,800
Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project
Series B, Rev., VRDO, 0.95%, 6/1/2018(b)	11,400	11,400
Series C, Rev., VRDO, 0.98%, 6/1/2018(b)	15,400	15,400
Maysville Industrial Bldg., Green Tokai Co. Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.13%, 6/7/2018(b)	5,740	5,740

		64,240

Louisiana — 3.0%
Parish of St Charles, Pollution Control, Shell Oil Co., Norco Project
Rev., VRDO, 0.94%, 6/1/2018(b)	17,400	17,400
Rev., VRDO, 0.95%, 6/1/2018(b)	50,000	50,000
Parish of St Charles, Pollution Control, Shell Oil Co.Project Series A, Rev., VRDO, 0.94%, 6/1/2018(b)	28,000	28,000

		95,400

Maine — 1.7%
Maine State Housing Mortgage Authority
Series B2, Rev., VRDO, AMT, 1.05%, 6/7/2018(b)	10,570	10,570
Series E-3, Rev., VRDO, AMT, 1.05%, 6/7/2018(b)	28,000	28,000
Series G, Rev., VRDO, AMT, 1.11%, 6/7/2018(b)	17,090	17,090

		55,660

Maryland — 5.4%
City of Baltimore Series 2015-ZF2095, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.14%, 6/7/2018(b)(c)	6,665	6,665

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Maryland — continued
Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments Project Series A, Class A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 6/7/2018(b)	34,500	34,500
Maryland Community Development Administration, Department of Housing & Community Development, Residential
Series D, Rev., VRDO, AMT, 1.08%, 6/7/2018(b)	15,000	15,000
Series J, Rev., VRDO, AMT, 1.08%, 6/7/2018(b)	51,000	51,000
Series G, Rev., VRDO, AMT, 1.13%, 6/7/2018(b)	21,050	21,050
Prince Georges County Housing Authority, Multi-Family, Allentowne Apartments Project Rev., VRDO, FHLMC, LOC: FHLMC, 1.10%, 6/7/2018(b)	13,900	13,900
State of Maryland, Transportation Authority Rev., VRDO, AMT, LOC: Wells Fargo Bank NA, 1.05%, 6/7/2018(b)	15,000	15,000
Tender Option Bond Trust Receipts/CTFS
Series 2018-ZM0596, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.09%, 6/7/2018(b)(c)	7,500	7,500
Series 2018-ZM0621, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.09%, 6/7/2018(b)(c)	4,000	4,000
Series 2018-XF0605, Rev., VRDO, LIQ: Bank of America NA, 1.13%, 6/7/2018(b)(c)	3,300	3,300

		171,915

Massachusetts — 0.3%
Massachusetts State Development Finance Agency, Housing, Cordis Mills LLC Rev., VRDO, FNMA, LIQ: FNMA, 1.11%, 6/7/2018(b)	9,850	9,850

Michigan — 4.5%
Kent Hospital Finance Authority, Spectrum Health System Series C, Rev., VRDO, LOC: Bank of New York Mellon, 1.10%, 6/7/2018(b)	8,865	8,865
Michigan State Housing Development Authority, Rental Housing
Series A, Rev., VRDO, AMT, 1.10%, 6/7/2018(b)	5,160	5,160
Series D, Rev., VRDO, AMT, 1.10%, 6/7/2018(b)	19,625	19,625
Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.13%, 6/7/2018(b)	23,720	23,720
Michigan State Housing Development Authority, Single-Family Mortgage
Series D, Rev., VRDO, AMT, 1.12%, 6/7/2018(b)	15,750	15,750
Series B, Rev., VRDO, AMT, 1.15%, 6/7/2018(b)	54,380	54,380
Rib Floater Trust Series 2018-009, Rev., VRDO, LOC: Barclays Bank plc, 1.10%, 6/7/2018(b)(c)	6,000	6,000
Tender Option Bond Trust Receipts/CTFS
Series 2017-XF0597, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	3,000	3,000
Series 2017-XF0595, Rev., VRDO, LIQ: Bank of America NA, 1.11%, 6/7/2018(b)(c)	1,800	1,800
Series 2017-XG0158, Rev., VRDO, LIQ: Bank of America NA, 1.11%, 6/7/2018(b)(c)	4,075	4,075

		142,375

Minnesota — 1.0%
City of Rochester, Health Care Facilities, Mayo Clinic Series A, Rev., VRDO, 1.04%, 6/7/2018(b)	11,160	11,160
Minnesota Housing Finance Agency, Residential Housing Finance Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, 1.10%, 6/7/2018(b)	13,200	13,200
Oakdale Multifamily, Housing Cottage Homesteads Rev., VRDO, FHLMC, LOC: FHLMC, 1.08%, 6/7/2018(b)	7,000	7,000

		31,360

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Mississippi — 1.3%
Mississippi Business Finance Corp Series I, Rev., VRDO, 0.89%, 6/1/2018(b)	22,700	22,700
Mississippi Development Bank Special Obligation, Jackson County, Industrial Water System Project Series 2009, Rev., VRDO, 0.89%, 6/1/2018(b)	19,900	19,900

		42,600

Missouri — 2.6%
Health & Educational Facilities Authority of the State of Missouri Series D, Rev., VRDO, 1.08%, 6/7/2018(b)	10,045	10,045
Rib Floater Trust Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 1.11%, 6/7/2018(b)(c)	28,685	28,685
St. Charles County IDA, Country Club Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.05%, 6/7/2018(b)	25,000	25,000
St. Charles County IDA, Remington Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.05%, 6/7/2018(b)	11,800	11,800
Tender Option Bond Trust Receipts/CTFS Series 2018-XM0575, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	8,000	8,000

		83,530

Nebraska — 0.9%
Nebraska Investment Finance Authority, Multi-Family Housing Series A, Rev., VRDO, LOC: Citibank NA, 1.07%, 6/7/2018(b)	10,000	10,000
Tender Option Bond Trust Receipts/CTFS
Series 2018-XF2551, Rev., VRDO, LIQ: Citibank NA, 1.11%, 6/7/2018(b)(c)	9,635	9,635
Series 2018-XF2558, Rev., VRDO, LIQ: Citibank NA, 1.11%, 6/7/2018(b)(c)	8,000	8,000

		27,635

Nevada — 2.3%
City of Reno, Sales Tax Revenue, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series 2008A, Rev., VRDO, LOC: Bank of New York Mellon, 1.00%, 6/1/2018(b)	64,600	64,600
Tender Option Bond Trust Receipts/CTFS
Series 2018-XF0612, GO, VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	5,840	5,840
Series 2018-ZM0633, GO, VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	4,100	4,100

		74,540

New Jersey — 2.0%
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2018-E117, Rev., VRDO, LIQ: Royal Bank of Canada, 0.99%, 6/1/2018(b)(c)	10,000	10,000
Series E-102, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	10,000	10,000
Series E-103, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	35,500	35,500
Tender Option Bond Trust Receipts/CTFS Series 2018-XX1091, Rev., VRDO, NATL, LOC: Barclays Bank plc, 1.08%, 6/7/2018(b)(c)	9,000	9,000

		64,500

New York — 15.3%
Erie County Industrial Development Agency Series 2008, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 1.16%, 6/7/2018(b)	12,000	12,000
Housing Development Corp Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.06%, 6/7/2018(b)	60,000	60,000
Nassau County Industrial Development Housing Agency Rev., VRDO, FNMA, LOC: FNMA, 1.04%, 6/7/2018(b)	13,500	13,500

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New York — continued
New York City Housing Development Corp., Multifamily Mortgage, 89 Murray Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.06%, 6/7/2018(b)	14,550	14,550
New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 1.08%, 6/7/2018(b)	30,000	30,000
New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project Rev., VRDO, LOC: Citibank NA, 1.13%, 6/7/2018(b)	19,000	19,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries C4, Rev., VRDO, 0.96%, 6/1/2018(b)	8,125	8,125
New York Liberty Development Corp. Series 2015-XF2023, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.11%, 6/7/2018(b)(c)	10,000	10,000
New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.01%, 6/7/2018(b)	16,500	16,500
New York State Housing Finance Agency, 188 Ludlow Street Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.14%, 6/7/2018(b)	24,800	24,800
New York State Housing Finance Agency, 222 East 44th Street Housing Series A, Rev., VRDO, LOC: Bank of China, 1.15%, 6/7/2018(b)	21,550	21,550
New York State Housing Finance Agency, 25 West 25th Street Housing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.06%, 6/7/2018(b)	17,640	17,640
New York State Housing Finance Agency, 250 West 93rd Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.07%, 6/7/2018(b)	48,105	48,105
New York State Housing Finance Agency, 350 West 43rd Street Housing
Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.94%, 6/1/2018(b)	12,075	12,075
Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.94%, 6/1/2018(b)	7,900	7,900
New York State Housing Finance Agency, 42nd and 10th Housing Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.12%, 6/7/2018(b)	58,200	58,200
New York State Housing Finance Agency, 455 West 37th Street Housing Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 0.94%, 6/1/2018(b)	87,600	87,600
RBC Municipal Products, Inc. Trust GO, VRDO, LOC: Royal Bank of Canada, 0.97%, 6/1/2018(b)(c)	6,000	6,000
Tender Option Bond Trust Receipts/CTFS
Series 2017-XF0566, Rev., VRDO, LIQ: TD Bank NA, 1.08%, 6/7/2018(b)(c)	4,000	4,000
Series 2017-XF0566, Rev., VRDO, LIQ: TD Bank NA, 1.08%, 6/7/2018(b)(c)	4,300	4,300
Series 2017-XG0156, Rev., VRDO, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	2,050	2,050
Series 2017-XF2488, Rev., VRDO, LIQ: Citibank NA, 1.11%, 6/7/2018(b)(c)	2,500	2,500
Series 2018-XM0616, Rev., VRDO, LIQ: Citibank NA, 1.12%, 6/7/2018(b)(c)	10,425	10,425

		490,820

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
North Carolina — 0.6%
North Carolina Capital Facilities Finance Agency, Educational Facilities Series 2016-ZM0153, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.09%, 6/7/2018(b)(c)	5,000	5,000
Tender Option Bond Trust Receipts/CTFS Series 2018-XG0170, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	3,000	3,000
Union County Industrial Facilities & Pollution Control Financing Authority Series 2007, Rev., VRDO, LOC: BB&T Corp., 1.15%, 6/7/2018(b)	10,000	10,000

		18,000

North Dakota — 0.8%
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Series B, Rev., VRDO, AMT, 1.09%, 6/7/2018(b)	27,055	27,055

Ohio — 0.4%
Columbus Regional Airport Authority, Columbus Ohio Regional Airport Authority Rev., VRDO, LOC: U.S. Bank NA, 1.04%, 6/7/2018(b)	12,980	12,980

Oregon — 2.6%
Confederated Tribes of The Umatilla Indian Reservation, Tribal Infrastructure Rev., VRDO, LOC: Wells Fargo Bank NA, 1.98%, 6/7/2018(b)	11,650	11,650
Marion County Housing Authority, Residence At Marian Rev., VRDO, LOC: U.S. Bank NA, 1.08%, 6/7/2018(b)	240	240
Port of Portland, Oregon International Airport, Multimodal Variable Rate Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 1.13%, 6/7/2018(b)	14,000	14,000
Port of Portland, Oregon Portland International Airport Series 18B, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 1.14%, 6/7/2018(b)	36,835	36,835
Port of Portland, Special Obligation, Horizon Air Industries, Inc. Project Rev., VRDO, LOC: Bank of America NA, 0.97%, 6/1/2018(b)	17,100	17,100
Tender Option Bond Trust Receipts/CTFS Series 2018-ZM0637, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)	3,500	3,500

		83,325

Other — 2.7%
FHLMC, Multi-Family Housing
Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.08%, 6/7/2018(b)	20,425	20,425
Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.08%, 6/7/2018(b)	21,510	21,510
Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.10%, 6/7/2018(b)	26,100	26,100
Series M021, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.10%, 6/7/2018(b)	12,245	12,245
SunAmerica Taxable Trust Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.12%, 6/7/2018(b)	4,610	4,610

		84,890

Pennsylvania — 3.3%
City of Philadelphia Pennsylvania Airport Subseries C-1, Rev., VRDO, AMT, LOC: TD Bank NA, 1.09%, 6/7/2018(b)	14,865	14,865
Delaware County Industrial Development Authority, Solid Waste
Series D, Rev., VRDO, 1.10%, 6/7/2018(b)	10,300	10,300
Series E, Rev., VRDO, 1.10%, 6/7/2018(b)	13,500	13,500
Delaware Valley Regional Financial Authority Series SGC-63, Class A, Rev., VRDO, LOC: Societe Generale, 1.07%, 6/7/2018(b)(c)	13,455	13,455

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Pennsylvania — continued
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2006-93B, Rev., VRDO, AMT, 1.09%, 6/7/2018(b)	14,590	14,590
Series 2007-98C, Rev., VRDO, AMT, 1.09%, 6/7/2018(b)	16,470	16,470
Series 2007-99C, Rev., VRDO, AMT, 1.09%, 6/7/2018(b)	4,130	4,130
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-110, Rev., VRDO, LIQ: Royal Bank of Canada, 0.97%, 6/1/2018(b)(c)	6,425	6,425
Series E-111, Rev., VRDO, LOC: Royal Bank of Canada, 0.97%, 6/1/2018(b)(c)	7,500	7,500
Tender Option Bond Trust Receipts/CTFS Series 2018-XL0061, Rev., VRDO, LOC: Citibank NA, 1.12%, 6/7/2018(b)(c)	4,490	4,490

		105,725

Rhode Island — 1.0%
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.11%, 6/7/2018(b)	25,500	25,500
Tender Option Bond Trust Receipts/CTFS Series 2018-ZM0631, Rev., VRDO, LIQ: Royal Bank of Canada, 1.11%, 6/7/2018(b)(c)	6,035	6,035

		31,535

South Carolina — 0.2%
South Carolina State Housing Finance & Development Authority, Rental Housing, Rocky Creek Rev., VRDO, LOC: Wells Fargo Bank NA, 1.15%, 6/7/2018(b)	1,185	1,185
Tender Option Bond Trust Receipts/CTFS Series 2015-XF2204, Rev., VRDO, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	5,000	5,000

		6,185

Tennessee — 3.6%
Clarksville Public Building Authority, Pooled Financing, Morristown Loans Rev., VRDO, LOC: Bank of America NA, 0.97%, 6/1/2018(b)	8,105	8,105
Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund
Rev., VRDO, LOC: Bank of America NA, 0.97%, 6/1/2018(b)	37,860	37,860
Rev., VRDO, LOC: Bank of America NA, 0.97%, 6/1/2018(b)	8,000	8,000
Series 2004, Rev., VRDO, LOC: Bank of America NA, 0.97%, 6/1/2018(b)	5,300	5,300
Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project Rev., VRDO, LOC: PNC Bank NA, 1.10%, 6/7/2018(b)	9,000	9,000
Metropolitan Government of Nashville & Davidson County Industrial Development Board, Multifamily Housing, Arbor Crest Rev., VRDO, FNMA, LOC: FNMA, 1.05%, 6/7/2018(b)	12,750	12,750
Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project Rev., VRDO, LOC: Citibank NA, 1.07%, 6/7/2018(b)	10,750	10,750
Montgomery County Public Building Authority, Pooled Financing, Tennessee County Loan Pool
Rev., VRDO, LOC: Bank of America NA, 0.97%, 6/1/2018(b)	9,105	9,105
Series 2004, Rev., VRDO, LOC: Bank of America NA, 0.97%, 6/1/2018(b)	5,000	5,000
Series 2006, Rev., VRDO, LOC: Bank of America NA, 0.97%, 6/1/2018(b)	4,910	4,910
Tender Option Bond Trust Receipts/CTFS Series 2018-XL0062, Rev., VRDO, LOC: Citibank NA, 1.12%, 6/7/2018(b)(c)	4,420	4,420

		115,200

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Texas — 6.5%
Capital Area Housing Finance Corp., Cypress Creek At River Bend Apartments Rev., VRDO, LOC: Citibank NA, 1.07%, 6/7/2018(b)	10,170	10,170
City of Austin, Airport System Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking Corp., 1.07%, 6/7/2018(b)	19,700	19,700
County of Harris, Cultural Education Facilities Finance Corp., Hospital, Memorial Hermann Health System Rev., VRDO, 1.03%, 6/7/2018(b)	7,300	7,300
County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project Rev., VRDO, 1.15%, 6/7/2018(b)	7,825	7,825
Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project Rev., VRDO, 0.96%, 6/1/2018(b)	2,000	2,000
Harris County Industrial Development Corp., Solid Waste Disposal, ExxonMobil Project Rev., VRDO, 0.97%, 6/1/2018(b)	13,500	13,500
Lower Neches Valley Authority Industrial Development Corp, Exxonmobil Project Series B, Rev., VRDO, 0.92%, 6/1/2018(b)	7,865	7,865
Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes Rev., VRDO, LOC: Citibank NA, 1.07%, 6/7/2018(b)	12,415	12,415
North Texas Tollway Authority Series 2016-XF2220, Rev., VRDO, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	10,950	10,950
Southeast Texas Housing Finance Corp., Wyndham Park Apartments Rev., VRDO, FNMA, LOC: FNMA, 1.10%, 6/7/2018(b)	8,100	8,100
State of Texas
Series 2016, GO, VRDO, 1.11%, 6/7/2018(b)	7,210	7,210
Series C, GO, VRDO, 1.15%, 6/7/2018(b)	20,290	20,290
Tender Option Bond Trust Receipts/CTFS
Series 2017-XF0599, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	9,000	9,000
Series 2017-XG0155, GO, VRDO, PSF-GTD, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	5,583	5,583
Series 2018-XG0166, Rev., VRDO, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	3,320	3,320
Series 2018-XG0163, GO, VRDO, PSF-GTD, LIQ: Bank of America NA, 1.10%, 6/7/2018(b)(c)	5,015	5,015
Series 2016-ZF0465, Rev., VRDO, LIQ: Royal Bank of Canada, 1.13%, 6/7/2018(b)(c)	48,605	48,605
Texas Department of Housing & Community Affairs, Single Family Mortgage Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas Comptroller of Public Accounts, 1.07%, 6/7/2018(b)	10,565	10,565

		209,413

Utah — 3.1%
Tender Option Bond Trust Receipts/CTFS Series 2018-XG0171, Rev., VRDO, LIQ: Royal Bank of Canada, 1.12%, 6/7/2018(b)(c)	3,000	3,000
Utah Housing Corp., Single Family Mortgage
Series A-1, Class I, Rev., VRDO, 1.10%, 6/7/2018(b)	2,745	2,745
Series B, Class I, Rev., VRDO, 1.10%, 6/7/2018(b)	4,015	4,015
Series C-2, Class I, Rev., VRDO, FHA, 1.10%, 6/7/2018(b)	4,750	4,750
Series D-2, Class I, Rev., VRDO, 1.10%, 6/7/2018(b)	4,730	4,730

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Utah — continued
Utah Housing Finance Agency, Single Family Mortgage Series A-2, Rev., VRDO, 1.10%, 6/7/2018(b)	2,135	2,135
Wells Fargo Stage Trust Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.11%, 6/7/2018(b)(c)	77,674	77,674

		99,049

Vermont — 0.0%(d)
Vermont Educational & Health Buildings Financing Agency, Landmark College Project Series A, Rev., VRDO, LOC: TD Bank NA, 0.90%, 6/1/2018(b)	780	780

Virginia — 1.1%
County of King George, IDA, Birchwood Power Partners
Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.93%, 6/1/2018(b)	9,200	9,200
Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.93%, 6/1/2018(b)	9,200	9,200
Tender Option Bond Trust Receipts/CTFS
Series 2018-XG0183, Rev., VRDO, LIQ: Barclays Bank plc, 1.08%, 6/7/2018(b)(c)	3,435	3,435
Series 2018-XL0069, Rev., VRDO, LIQ: Barclays Bank plc, 1.08%, 6/7/2018(b)(c)	4,130	4,130
Series 2018-XF0606, Rev., VRDO, LIQ: Bank of America NA, 1.11%, 6/7/2018(b)(c)	5,100	5,100
Series 2018-ZM0583, Rev., VRDO, LIQ: Bank of America NA, 1.11%, 6/7/2018(b)(c)	5,415	5,415

		36,480

Washington — 2.3%
Port Grays Harbor Industrial Development Corp., Murphy Co. Project Rev., VRDO, LOC: U.S. Bank NA, 1.11%, 6/7/2018(b)	10,000	10,000
Port of Seattle, Subordinate Lien Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.25%, 6/7/2018(b)	30,000	30,000
Washington Economic Development Finance Authority, Solid Waste Disposal, Cleanscapes, Inc. Project Rev., VRDO, LOC: Bank of America NA, 1.11%, 6/7/2018(b)	16,005	16,005
Washington Economic Development Finance Authority, Solid Waste Disposal, Le May Enterprise Project Series B, Rev., VRDO, LOC: Bank of America NA, 1.11%, 6/7/2018(b)	11,600	11,600
Washington State Housing Finance Commission, Multi-Family Housing, Alderwood Court Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.07%, 6/7/2018(b)	5,350	5,350

		72,955

West Virginia — 0.3%
County of Harrison, Solid Waste Disposal, Waste Management of West Virginia, Inc. Project Series A, Rev., VRDO, LOC: Bank of America NA, 1.09%, 6/7/2018(b)	8,120	8,120

Wisconsin — 0.2%
City of Appleton, Industrial Development Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.16%, 6/7/2018(b)	1,300	1,300
Tender Option Bond Trust Receipts/CTFS Series 2018-XF2541, Rev., VRDO, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	3,400	3,400

		4,700

Wyoming — 0.6%
County of Laramie, Wyoming Industrial Development Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.13%, 6/7/2018(b)	7,000	7,000
County of Uinta Rev., VRDO, 0.89%, 6/1/2018(b)	7,200	7,200
Wyoming Community Development Authority, Composite Reoffering Housing Series 6, Rev., VRDO, AMT, 1.13%, 6/7/2018(b)	5,400	5,400

		19,600

TOTAL MUNICIPAL BONDS (Cost $3,042,942)		3,042,942

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments(a)	Shares (000)	Value ($000)
VARIABLE RATE DEMAND PREFERRED SHARES — 4.4%
California — 0.5%
Nuveen California Quality Municipal Income Fund
Series 4, LIQ: Royal Bank of Canada, 1.21%, 6/7/2018 #(c)	10,000	10,000
Series 6, LIQ: Citibank NA, 1.21%, 6/7/2018 #(c)	5,000	5,000

		15,000

Other — 3.9%
Nuveen AMT-Free Quality Municipal Income Fund
Series 3, LIQ: TD Bank NA, 1.11%, 6/7/2018 #(c)	25,000	25,000
Series 4, LIQ: Barclays Bank plc, 1.15%, 6/7/2018 #(c)	46,700	46,700
Nuveen Quality Municipal Income Fund
Series 1, LIQ: Barclays Bank plc, 1.21%, 6/7/2018 #(c)	44,700	44,700
Series 3, LIQ: Barclays Bank plc, 1.21%, 6/7/2018 #(c)	9,700	9,700

		126,100

TOTAL VARIABLE RATE DEMAND PREFERRED SHARES (Cost $141,100)		141,100

Total Investments — 99.5% (Cost $3,184,042)*		3,184,042
Other Assets in Excess of Liabilities — 0.5%		16,241

Net Assets — 100.0%		3,200,283

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2018.

(a)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	—	Amount rounds to less than 0.05% of net assets.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2018.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,184,042	$—	$3,184,042

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 39.0%
U.S. Treasury Notes
1.63%, 4/30/2019	85,650	85,165
1.50%, 5/31/2019	103,010	102,225
1.63%, 6/30/2019	110,000	109,218
1.63%, 7/31/2019	33,000	32,738
1.00%, 8/31/2019	40,000	39,342
1.25%, 8/31/2019	35,000	34,538
1.50%, 10/31/2019	20,000	19,759
1.63%, 12/31/2019	20,000	19,766
1.38%, 1/31/2020	10,000	9,836
1.38%, 3/31/2020	85,000	83,426
1.13%, 4/30/2020	25,000	24,395
1.38%, 4/30/2020	30,000	29,413
1.50%, 5/31/2020	70,000	68,726
1.63%, 7/31/2020	30,000	29,474
1.38%, 8/31/2020	70,000	68,321
1.38%, 9/30/2020	80,000	78,003
1.38%, 10/31/2020	70,000	68,160
1.75%, 12/31/2020	50,000	49,045
1.38%, 1/31/2021	115,000	111,604
1.13%, 2/28/2021	40,000	38,511
1.25%, 3/31/2021	75,000	72,363
1.38%, 4/30/2021	60,000	58,031
2.25%, 4/30/2021	15,000	14,876
3.13%, 5/15/2021	20,000	20,320
1.38%, 5/31/2021	60,925	58,840
1.13%, 6/30/2021	15,000	14,360
2.13%, 6/30/2021	15,000	14,803

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,370,662)		1,355,258

CORPORATE BONDS — 31.0%
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019(a)	2,903	3,000
Harris Corp. 5.55%, 10/1/2021	160	171
L3 Technologies, Inc. 4.75%, 7/15/2020	1,772	1,833
Precision Castparts Corp. 2.25%, 6/15/2020	5,000	4,952
Textron, Inc. 5.95%, 9/21/2021	1,300	1,391

		11,347

Auto Components — 0.0%(b)
Aptiv plc 3.15%, 11/19/2020	1,000	996

Automobiles — 0.4%
Daimler Finance North America LLC (Germany)
2.00%, 8/3/2018(a)	1,175	1,174
2.25%, 9/3/2019(a)	1,750	1,738
2.25%, 3/2/2020(a)	5,000	4,935
Hyundai Capital America 2.00%, 7/1/2019(a)	859	848
Nissan Motor Acceptance Corp.
2.35%, 3/4/2019(a)	2,280	2,275
2.55%, 3/8/2021(a)	2,620	2,570

		13,540

Banks — 9.2%
ABN AMRO Bank NV (Netherlands)
2.50%, 10/30/2018(a)	6,346	6,345
2.45%, 6/4/2020(a)	2,060	2,030
ANZ New Zealand Int’l Ltd. (New Zealand)
2.60%, 9/23/2019(a)	250	249
2.88%, 1/25/2022(a)	3,000	2,936
Australia & New Zealand Banking Group Ltd. (Australia) 4.88%, 1/12/2021(a)	1,000	1,040
Bank of America Corp.
Series L, 2.60%, 1/15/2019	5,295	5,293
Series L, 2.65%, 4/1/2019	10,951	10,951
7.63%, 6/1/2019	10,590	11,081
Series L, 2.25%, 4/21/2020	6,000	5,919
5.63%, 7/1/2020	1,440	1,515
5.00%, 5/13/2021	8,605	9,024
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	5,370	5,296
Bank of Montreal (Canada)
1.35%, 8/28/2018	450	449
2.10%, 6/15/2020	2,000	1,966
Bank of Nova Scotia (The) (Canada)
2.05%, 6/5/2019	1,293	1,285
2.15%, 7/14/2020	2,045	2,008
2.45%, 3/22/2021	3,814	3,738
3.13%, 4/20/2021	1,500	1,496
Banque Federative du Credit Mutuel SA (France) 2.20%, 7/20/2020(a)	2,031	1,989
Barclays Bank plc (United Kingdom)
5.14%, 10/14/2020	1,310	1,347
10.18%, 6/12/2021(a)	2,080	2,420
Barclays plc (United Kingdom) 3.68%, 1/10/2023	2,835	2,779
BB&T Corp.
5.25%, 11/1/2019	1,878	1,939
2.45%, 1/15/2020	2,790	2,766
2.05%, 5/10/2021	2,500	2,420
BNZ International Funding Ltd. (New Zealand)
2.35%, 3/4/2019(a)	1,684	1,679
2.90%, 2/21/2022(a)	1,000	980
Branch Banking & Trust Co. 2.85%, 4/1/2021	300	298
Canadian Imperial Bank of Commerce (Canada)
2.10%, 10/5/2020	1,615	1,579
2.70%, 2/2/2021	2,000	1,973
Capital One Bank USA NA 2.15%, 11/21/2018	3,000	2,994
Capital One NA
2.35%, 8/17/2018	4,472	4,471
2.35%, 1/31/2020	3,000	2,964
2.65%, 8/8/2022	1,150	1,105
Citibank NA 2.13%, 10/20/2020	1,850	1,807

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
Citigroup, Inc.
2.50%, 9/26/2018	4,000	4,000
2.40%, 2/18/2020	16,290	16,125
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	2,500	2,460
Citizens Bank NA
2.30%, 12/3/2018	400	400
2.55%, 5/13/2021	3,640	3,566
Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,420	1,378
Comerica Bank 2.50%, 6/2/2020	2,000	1,979
Commonwealth Bank of Australia (Australia)
2.25%, 3/13/2019	3,450	3,439
2.30%, 3/12/2020	2,050	2,024
Compass Bank 2.75%, 9/29/2019	1,564	1,555
Cooperatieve Rabobank UA (Netherlands) 2.25%, 1/14/2019	5,073	5,061
Credit Agricole SA (France)
3.38%, 1/10/2022(a)	2,460	2,425
3.75%, 4/24/2023(a)	425	419
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.45%, 4/16/2021	5,211	5,219
Danske Bank A/S (Denmark) 1.65%, 9/6/2019(a)	4,400	4,332
Discover Bank 3.20%, 8/9/2021	3,000	2,964
Fifth Third Bancorp
2.88%, 7/27/2020	5,288	5,265
3.50%, 3/15/2022	1,000	1,004
First Horizon National Corp. 3.50%, 12/15/2020	470	472
First Tennessee Bank NA 2.95%, 12/1/2019	700	697
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021(a)	4,520	4,689
HSBC Holdings plc (United Kingdom) 2.65%, 1/5/2022	13,360	12,961
Huntington Bancshares, Inc.
2.60%, 8/2/2018	3,390	3,390
7.00%, 12/15/2020	1,815	1,971
3.15%, 3/14/2021	803	801
Huntington National Bank (The) 2.00%, 6/30/2018	4,000	3,999
ING Groep NV (Netherlands) 3.15%, 3/29/2022	1,400	1,375
KeyBank NA 2.50%, 11/22/2021	750	733
KeyCorp 2.90%, 9/15/2020	4,000	3,985
Lloyds Bank plc (United Kingdom)
2.70%, 8/17/2020	4,800	4,752
3.30%, 5/7/2021	1,300	1,298
Lloyds Banking Group plc (United Kingdom) 3.00%, 1/11/2022	200	195
Manufacturers & Traders Trust Co.
2.30%, 1/30/2019	1,648	1,645
2.25%, 7/25/2019	1,000	992
2.10%, 2/6/2020	1,295	1,274
2.63%, 1/25/2021	2,000	1,974
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.67%, 7/25/2022	3,535	3,425
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019(a)	1,189	1,184
Mizuho Financial Group, Inc. (Japan) 2.95%, 2/28/2022	1,000	979
MUFG Bank Ltd. (Japan)
2.15%, 9/14/2018(a)	400	400
2.30%, 3/10/2019(a)	1,800	1,794
MUFG Union Bank NA 2.63%, 9/26/2018	1,000	1,000
National City Corp. 6.88%, 5/15/2019	4,425	4,595
Nordea Bank AB (Sweden) 4.88%, 5/13/2021(a)	700	723
PNC Bank NA
2.30%, 6/1/2020	1,315	1,297
2.60%, 7/21/2020	1,000	992
2.50%, 1/22/2021	7,278	7,156
Regions Bank
2.25%, 9/14/2018	2,010	2,008
2.75%, 4/1/2021	2,000	1,970
Regions Financial Corp. 3.20%, 2/8/2021	1,840	1,836
Royal Bank of Canada (Canada)
2.20%, 7/27/2018	3,905	3,904
2.13%, 3/2/2020	5,960	5,876
3.20%, 4/30/2021	2,000	2,003
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	5,000	4,946
2.88%, 8/5/2021	1,000	977
Santander UK plc (United Kingdom) 2.13%, 11/3/2020	1,000	974
Skandinaviska Enskilda Banken AB (Sweden) 2.63%, 11/17/2020(a)	850	839
Societe Generale SA (France) 3.25%, 1/12/2022(a)	2,850	2,801
Sumitomo Mitsui Banking Corp. (Japan)
2.50%, 7/19/2018	775	775
2.51%, 1/17/2020	900	892
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.78%, 7/12/2022	1,510	1,467
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.95%, 9/19/2019(a)	2,390	2,359
SunTrust Banks, Inc. 2.90%, 3/3/2021	3,125	3,094
Toronto-Dominion Bank (The) (Canada)
2.55%, 1/25/2021	3,000	2,965
2.13%, 4/7/2021	1,096	1,067
UBS Group Funding Switzerland AG (Switzerland)
3.00%, 4/15/2021(a)	2,871	2,832
2.65%, 2/1/2022(a)	3,626	3,500

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
Wells Fargo & Co.
Series N, 2.15%, 1/30/2020	7,648	7,549
2.50%, 3/4/2021	7,634	7,485
2.10%, 7/26/2021	8,248	7,945
2.63%, 7/22/2022	600	577
Westpac Banking Corp. (Australia)
2.25%, 1/17/2019	1,202	1,200
2.60%, 11/23/2020	4,000	3,951

		318,286

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. (Belgium) 2.65%, 2/1/2021	16,091	15,938
Coca-Cola European Partners plc (United Kingdom)
3.50%, 9/15/2020	1,460	1,471
3.25%, 8/19/2021	350	349
Constellation Brands, Inc. 3.75%, 5/1/2021	2,000	2,026
Dr Pepper Snapple Group, Inc. 2.53%, 11/15/2021	1,255	1,218
Pernod Ricard SA (France)
5.75%, 4/7/2021(a)	850	906
4.45%, 1/15/2022(a)	600	620

		22,528

Biotechnology — 0.5%
AbbVie, Inc. 2.50%, 5/14/2020	9,065	8,982
Amgen, Inc. 2.20%, 5/22/2019	2,500	2,488
Biogen, Inc. 2.90%, 9/15/2020	1,672	1,665
Celgene Corp.
2.75%, 2/15/2023	1,500	1,437
3.25%, 2/20/2023	1,000	978
Gilead Sciences, Inc.
2.05%, 4/1/2019	2,073	2,064
2.55%, 9/1/2020	1,490	1,478

		19,092

Building Products — 0.0%(b)
Johnson Controls International plc 5.00%, 3/30/2020	1,015	1,052
Masco Corp. 3.50%, 4/1/2021	815	814

		1,866

Capital Markets — 4.7%
Bank of New York Mellon Corp. (The)
2.50%, 4/15/2021	5,040	4,966
2.05%, 5/3/2021	3,450	3,355
Credit Suisse AG (Switzerland) 2.30%, 5/28/2019	1,250	1,245
Deutsche Bank AG (Germany)
3.13%, 1/13/2021	12,000	11,724
3.15%, 1/22/2021	1,325	1,295
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	27,314	28,386
2.60%, 12/27/2020	1,200	1,183
2.88%, 2/25/2021	1,000	988
3.00%, 4/26/2022	2,375	2,331
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(c)	18,799	18,335
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(c)	6,825	6,610
ING Bank NV (Netherlands) 2.45%, 3/16/2020(a)	3,772	3,724
Macquarie Bank Ltd. (Australia) 2.60%, 6/24/2019(a)	7,574	7,561
Macquarie Group Ltd. (Australia)
3.00%, 12/3/2018(a)	3,080	3,086
7.63%, 8/13/2019(a)	446	469
Morgan Stanley
2.45%, 2/1/2019	990	988
7.30%, 5/13/2019	4,861	5,060
5.50%, 1/26/2020	5,400	5,613
2.65%, 1/27/2020	27,319	27,155
5.50%, 7/24/2020	4,115	4,314
5.75%, 1/25/2021	2,836	3,011
2.50%, 4/21/2021	6,706	6,562
Nomura Holdings, Inc. (Japan)
2.75%, 3/19/2019	1,005	1,005
6.70%, 3/4/2020	1,650	1,745
Northern Trust Co. (The) 6.50%, 8/15/2018	1,070	1,079
State Street Corp. 1.95%, 5/19/2021	1,991	1,934
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	500	519
UBS AG (Switzerland) 2.20%, 6/8/2020(a)	8,000	7,849

		162,092

Chemicals — 0.4%
Air Liquide Finance SA (France) 1.38%, 9/27/2019(a)	2,648	2,600
Dow Chemical Co. (The)
8.55%, 5/15/2019	805	847
3.00%, 11/15/2022	437	427
Mosaic Co. (The)
3.75%, 11/15/2021	200	200
3.25%, 11/15/2022	2,882	2,810
Nutrien Ltd. (Canada) 6.75%, 1/15/2019	1,540	1,579
RPM International, Inc. 6.13%, 10/15/2019	2,025	2,102
Sherwin-Williams Co. (The) 2.75%, 6/1/2022	2,146	2,089

		12,654

Commercial Services & Supplies — 0.0%(b)
Republic Services, Inc. 5.50%, 9/15/2019	840	868

Consumer Finance — 2.0%
AerCap Ireland Capital DAC (Ireland)
3.75%, 5/15/2019	1,717	1,729
3.95%, 2/1/2022	1,105	1,107
4.63%, 7/1/2022	3,812	3,910
American Express Co.
8.13%, 5/20/2019	1,395	1,465
2.50%, 8/1/2022	2,000	1,922
American Express Credit Corp.
2.38%, 5/26/2020	1,000	988
Series F, 2.60%, 9/14/2020	2,001	1,980
2.25%, 5/5/2021	3,234	3,156
American Honda Finance Corp.
Series A, 2.15%, 3/13/2020	2,000	1,974
1.95%, 7/20/2020	2,095	2,053
Capital One Financial Corp. 3.05%, 3/9/2022	5,340	5,234

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Consumer Finance — continued
Caterpillar Financial Services Corp. 1.93%, 10/1/2021	1,952	1,881
Ford Motor Credit Co. LLC
8.13%, 1/15/2020	2,170	2,336
3.16%, 8/4/2020	5,000	4,979
3.34%, 3/18/2021	6,056	6,015
3.34%, 3/28/2022	6,146	6,050
General Motors Financial Co., Inc.
2.40%, 5/9/2019	2,066	2,056
4.20%, 3/1/2021	11,821	12,037
3.45%, 1/14/2022	5,944	5,897
Toyota Motor Credit Corp. 1.90%, 4/8/2021	3,394	3,298

		70,067

Diversified Financial Services — 0.6%
CK Hutchison International II Ltd. (Hong Kong) 2.25%, 9/29/2020(a)	513	502
EDP Finance BV (Portugal) 4.13%, 1/15/2020(a)	1,112	1,118
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	10,419	10,196
National Rural Utilities Cooperative Finance Corp. 2.35%, 6/15/2020	1,115	1,102
ORIX Corp. (Japan) 2.90%, 7/18/2022	908	883
Protective Life Global Funding 1.56%, 9/13/2019(a)	2,344	2,305
Shell International Finance BV (Netherlands) 2.13%, 5/11/2020	1,682	1,663
Synchrony Bank 3.00%, 6/15/2022	2,145	2,069

		19,838

Diversified Telecommunication Services — 0.5%
AT&T, Inc.
3.80%, 3/15/2022	4,754	4,786
3.00%, 6/30/2022	8,000	7,808
Deutsche Telekom International Finance BV (Germany) 6.75%, 8/20/2018	1,000	1,009
Orange SA (France)
2.75%, 2/6/2019	1,391	1,392
5.38%, 7/8/2019	1,893	1,945

		16,940

Electric Utilities — 0.9%
Arizona Public Service Co.
8.75%, 3/1/2019	400	417
2.20%, 1/15/2020	1,000	990
Atlantic City Electric Co. 7.75%, 11/15/2018	500	511
Cleveland Electric Illuminating Co. (The) 8.88%, 11/15/2018	5,365	5,507
Commonwealth Edison Co. 4.00%, 8/1/2020	880	898
Emera US Finance LP (Canada) 2.70%, 6/15/2021	1,930	1,881
Enel Finance International NV (Italy) 2.88%, 5/25/2022(a)	3,100	2,967
Entergy Corp. 5.13%, 9/15/2020	444	461
Entergy Louisiana LLC
6.50%, 9/1/2018	735	742
4.80%, 5/1/2021	310	321
Exelon Corp. 3.50%, 6/1/2022	850	842
Fortis, Inc. (Canada) 2.10%, 10/4/2021	375	359
Kentucky Utilities Co. 3.25%, 11/1/2020	530	534
NextEra Energy Capital Holdings, Inc. 2.70%, 9/15/2019	224	223
Niagara Mohawk Power Corp. 4.88%, 8/15/2019(a)	631	646
Oncor Electric Delivery Co. LLC 2.15%, 6/1/2019	380	378
PPL Capital Funding, Inc. 1.90%, 6/1/2018	455	455
Progress Energy, Inc.
4.88%, 12/1/2019	865	887
4.40%, 1/15/2021	6,135	6,280
Public Service Co. of Oklahoma 5.15%, 12/1/2019	510	526
Southern California Edison Co. 1.85%, 2/1/2022	950	933
Southern Co. (The) 2.75%, 6/15/2020	2,610	2,594
Southwestern Electric Power Co. 6.45%, 1/15/2019	765	782
Xcel Energy, Inc. 2.60%, 3/15/2022	1,300	1,265

		31,399

Electronic Equipment, Instruments & Components — 0.0%(b)
Arrow Electronics, Inc. 6.00%, 4/1/2020	664	693

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC
3.20%, 8/15/2021	826	829
2.77%, 12/15/2022	1,190	1,162
Schlumberger Holdings Corp. 2.35%, 12/21/2018(a)	3,380	3,373

		5,364

Equity Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.
2.75%, 1/15/2020	585	581
4.60%, 4/1/2022	1,000	1,036
American Tower Corp.
5.05%, 9/1/2020	1,152	1,192
3.30%, 2/15/2021	1,590	1,588
2.25%, 1/15/2022	1,000	959
Boston Properties LP 4.13%, 5/15/2021	2,548	2,603
Crown Castle International Corp. 2.25%, 9/1/2021	6,091	5,870
Digital Realty Trust LP 3.40%, 10/1/2020	1,755	1,761
Duke Realty LP 3.88%, 2/15/2021	965	978
ERP Operating LP 2.38%, 7/1/2019	1,000	993
Government Properties Income Trust 4.00%, 7/15/2022	1,804	1,794

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Equity Real Estate Investment Trusts (REITs) — continued
HCP, Inc.
2.63%, 2/1/2020	5,410	5,356
5.38%, 2/1/2021	63	66
National Retail Properties, Inc. 5.50%, 7/15/2021	2,390	2,523
Realty Income Corp. 3.25%, 10/15/2022	1,995	1,970
Simon Property Group LP 2.20%, 2/1/2019	3,739	3,728
VEREIT Operating Partnership LP 4.13%, 6/1/2021	1,208	1,227
WEA Finance LLC (Australia) 3.25%, 10/5/2020(a)	1,000	999
Welltower, Inc.
6.13%, 4/15/2020	1,200	1,262
4.95%, 1/15/2021	1,870	1,934

		38,420

Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc. (Canada) 2.35%, 12/13/2019(a)	1,095	1,083
Kroger Co. (The)
3.30%, 1/15/2021	455	457
2.80%, 8/1/2022	2,810	2,721

		4,261

Food Products — 0.6%
Bunge Ltd. Finance Corp.
8.50%, 6/15/2019	685	722
3.50%, 11/24/2020	1,774	1,775
Cargill, Inc. 3.25%, 11/15/2021(a)	2,775	2,780
Kraft Heinz Foods Co.
2.80%, 7/2/2020	1,300	1,292
3.50%, 6/6/2022	2,500	2,494
Mead Johnson Nutrition Co. (United Kingdom) 4.90%, 11/1/2019	2,665	2,741
Mondelez International Holdings Netherlands BV 2.00%, 10/28/2021(a)	1,200	1,151
Mondelez International, Inc. 3.00%, 5/7/2020	1,500	1,500
Smithfield Foods, Inc.
2.70%, 1/31/2020(a)	800	789
3.35%, 2/1/2022(a)	2,341	2,273
Tyson Foods, Inc. 2.65%, 8/15/2019	3,000	2,994

		20,511

Gas Utilities — 0.3%
Atmos Energy Corp. 8.50%, 3/15/2019	314	328
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	2,400	2,464
Dominion Energy Gas Holdings LLC
2.50%, 12/15/2019	675	670
2.80%, 11/15/2020	7,023	6,944

		10,406

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories 2.35%, 11/22/2019	1,249	1,242
Becton Dickinson and Co.
2.13%, 6/6/2019	530	525
2.40%, 6/5/2020	960	943
4.40%, 1/15/2021	1,203	1,230
Boston Scientific Corp. 6.00%, 1/15/2020	820	856
Edwards Lifesciences Corp. 2.88%, 10/15/2018	3,100	3,102
Medtronic, Inc. 2.50%, 3/15/2020	2,915	2,900
Zimmer Biomet Holdings, Inc. 2.70%, 4/1/2020	2,702	2,681

		13,479

Health Care Providers & Services — 0.7%
Aetna, Inc. 2.20%, 3/15/2019	2,640	2,630
Allergan Sales LLC 5.00%, 12/15/2021(a)	420	436
AmerisourceBergen Corp. 3.50%, 11/15/2021	845	849
Anthem, Inc.
4.35%, 8/15/2020	815	836
2.50%, 11/21/2020	833	820
Coventry Health Care, Inc. 5.45%, 6/15/2021	1,765	1,866
CVS Health Corp. 3.35%, 3/9/2021	8,745	8,762
Laboratory Corp. of America Holdings 2.63%, 2/1/2020	3,250	3,231
Medco Health Solutions, Inc. 4.13%, 9/15/2020	3,014	3,068
Quest Diagnostics, Inc. 4.75%, 1/30/2020	1,340	1,377

		23,875

Hotels, Restaurants & Leisure — 0.0%(b)
Royal Caribbean Cruises Ltd. 2.65%, 11/28/2020	1,095	1,078

Household Durables — 0.1%
Newell Brands, Inc. 3.15%, 4/1/2021	2,445	2,422

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
5.20%, 10/1/2019	260	268
3.40%, 3/15/2022	1,798	1,789
Southern Power Co. Series 15A, 1.50%, 6/1/2018	495	495

		2,552

Industrial Conglomerates — 0.1%
Roper Technologies, Inc.
6.25%, 9/1/2019	1,045	1,088
3.00%, 12/15/2020	830	826

		1,914

Insurance — 1.4%
Alterra Finance LLC 6.25%, 9/30/2020	1,490	1,588
American International Group, Inc.
2.30%, 7/16/2019	2,015	2,003
3.30%, 3/1/2021	2,000	2,003
Athene Global Funding
2.75%, 4/20/2020(a)	2,905	2,871
4.00%, 1/25/2022(a)	600	605
AXIS Specialty Finance LLC 5.88%, 6/1/2020	1,180	1,237

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Insurance — continued
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	783	771
CNA Financial Corp. 5.88%, 8/15/2020	2,000	2,113
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/2020	1,150	1,198
Jackson National Life Global Funding 2.30%, 4/16/2019(a)	4,500	4,494
Liberty Mutual Group, Inc. 5.00%, 6/1/2021(a)	800	835
Lincoln National Corp. 6.25%, 2/15/2020	470	494
Marsh & McLennan Cos., Inc. 2.35%, 9/10/2019	1,500	1,490
MassMutual Global Funding II 2.00%, 4/15/2021(a)	2,272	2,204
Metropolitan Life Global Funding I 2.30%, 4/10/2019(a)	4,000	3,989
Nationwide Financial Services, Inc. 5.38%, 3/25/2021(a)	707	743
New York Life Global Funding 2.15%, 6/18/2019(a)	4,000	3,983
Nuveen Finance LLC 2.95%, 11/1/2019(a)	785	783
Pricoa Global Funding I 2.55%, 11/24/2020(a)	4,417	4,372
Principal Life Global Funding II 1.50%, 4/18/2019(a)	1,000	990
Reliance Standard Life Global Funding II 3.05%, 1/20/2021(a)	1,388	1,377
Suncorp-Metway Ltd. (Australia) 2.38%, 11/9/2020(a)	4,170	4,080
WR Berkley Corp. 5.38%, 9/15/2020	500	523
XLIT Ltd. (Bermuda)
2.30%, 12/15/2018	2,050	2,045
5.75%, 10/1/2021	700	752

		47,543

Internet & Direct Marketing Retail — 0.1%
Expedia Group, Inc. 7.46%, 8/15/2018	1,920	1,938

IT Services — 0.2%
Visa, Inc. 2.15%, 9/15/2022	3,120	3,004
Western Union Co. (The) 3.60%, 3/15/2022	3,435	3,418

		6,422

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 4.70%, 5/1/2020	2,930	3,024

Machinery — 0.0%(b)
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	1,290	1,289

Media — 0.4%
21st Century Fox America, Inc. 4.50%, 2/15/2021	2,655	2,743
Charter Communications Operating LLC 3.58%, 7/23/2020	3,770	3,778
Discovery Communications LLC
2.20%, 9/20/2019	248	245
2.75%, 11/15/2019(a)	1,177	1,173
Sky plc (United Kingdom) 2.63%, 9/16/2019(a)	556	553
Time Warner Cable LLC
6.75%, 7/1/2018	675	677
5.00%, 2/1/2020	1,391	1,426
Time Warner, Inc. 4.00%, 1/15/2022	2,540	2,584

		13,179

Metals & Mining — 0.0%(b)
Nucor Corp. 5.85%, 6/1/2018	1,260	1,260

Multi-Utilities — 0.3%
Ameren Corp. 2.70%, 11/15/2020	552	545
Berkshire Hathaway Energy Co. 2.40%, 2/1/2020	1,015	1,008
CMS Energy Corp.
8.75%, 6/15/2019	110	116
6.25%, 2/1/2020	1,675	1,758
Dominion Energy, Inc. 6.40%, 6/15/2018	1,100	1,101
NiSource, Inc. 6.80%, 1/15/2019	729	747
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	2,190	2,113
Sempra Energy 9.80%, 2/15/2019	2,736	2,867
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	500	500
TECO Finance, Inc. 5.15%, 3/15/2020	475	491

		11,246

Oil, Gas & Consumable Fuels — 2.8%
Anadarko Petroleum Corp. 6.95%, 6/15/2019	1,195	1,241
Boardwalk Pipelines LP 5.20%, 6/1/2018	9,050	9,050
BP Capital Markets America, Inc. 4.20%, 6/15/2018	1,000	1,001
BP Capital Markets plc (United Kingdom)
2.32%, 2/13/2020	2,499	2,478
4.50%, 10/1/2020	470	487
4.74%, 3/11/2021	1,820	1,905
Buckeye Partners LP 2.65%, 11/15/2018	4,350	4,345
Cenovus Energy, Inc. (Canada) 5.70%, 10/15/2019	6,290	6,471
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	1,376	1,354
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	515	514
Enbridge Energy Partners LP
5.20%, 3/15/2020	400	413
4.20%, 9/15/2021	750	759
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	400	387

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Encana Corp. (Canada)
6.50%, 5/15/2019	670	690
3.90%, 11/15/2021	2,300	2,322
Energy Transfer Partners LP
6.70%, 7/1/2018	4,830	4,844
9.00%, 4/15/2019	730	766
EnLink Midstream Partners LP 2.70%, 4/1/2019	3,875	3,861
Enterprise Products Operating LLC
Series N, 6.50%, 1/31/2019	5,000	5,118
5.25%, 1/31/2020	2,135	2,212
EOG Resources, Inc. 5.63%, 6/1/2019	3,450	3,540
4.40%, 6/1/2020	930	954
EQT Corp. 4.88%, 11/15/2021	928	962
Equinor ASA (Norway) 2.25%, 11/8/2019	2,480	2,466
Husky Energy, Inc. (Canada) 7.25%, 12/15/2019	2,660	2,824
Kinder Morgan Energy Partners LP 6.50%, 4/1/2020	640	676
Magellan Midstream Partners LP
6.55%, 7/15/2019	1,775	1,843
4.25%, 2/1/2021	800	819
Marathon Oil Corp. 2.70%, 6/1/2020	1,763	1,739
Marathon Petroleum Corp. 3.40%, 12/15/2020	1,350	1,357
ONEOK Partners LP
3.20%, 9/15/2018	5,000	5,007
8.63%, 3/1/2019	446	464
Pioneer Natural Resources Co. 3.45%, 1/15/2021	425	428
Plains All American Pipeline LP
2.60%, 12/15/2019	1,001	993
5.75%, 1/15/2020	1,755	1,821
Sabine Pass Liquefaction LLC 5.62%, 2/1/2021	1,250	1,310
Sinopec Group Overseas Development 2013 Ltd. (China) 2.50%, 10/17/2018(a)	1,000	998
Spectra Energy Partners LP 2.95%, 9/25/2018	2,819	2,820
Sunoco Logistics Partners Operations LP 5.50%, 2/15/2020	3,350	3,466
TransCanada PipeLines Ltd. (Canada)
3.13%, 1/15/2019	4,454	4,462
3.80%, 10/1/2020	715	726
Western Gas Partners LP
2.60%, 8/15/2018	4,850	4,847
5.38%, 6/1/2021	450	468
Williams Partners LP
5.25%, 3/15/2020	525	543
3.60%, 3/15/2022	2,717	2,706

		98,457

Pharmaceuticals — 0.5%
Bayer US Finance LLC (Germany) 2.38%, 10/8/2019(a)	2,600	2,580
EMD Finance LLC (Germany) 2.40%, 3/19/2020(a)	1,280	1,266
Mylan NV
2.50%, 6/7/2019	1,510	1,500
3.15%, 6/15/2021	2,400	2,373
Shire Acquisitions Investments Ireland DAC
1.90%, 9/23/2019	2,040	2,011
2.40%, 9/23/2021	3,970	3,820
Teva Pharmaceutical Finance Co. BV (Israel) Series 2, 3.65%, 11/10/2021	2,000	1,886
Teva Pharmaceutical Finance IV LLC (Israel) 2.25%, 3/18/2020	850	823
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.20%, 7/21/2021	1,085	993
Zoetis, Inc. 3.45%, 11/13/2020	531	534

		17,786

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC 8.13%, 4/15/2020	465	507
Canadian Pacific Railway Co. (Canada) 7.25%, 5/15/2019	1,000	1,042
Norfolk Southern Railway Co. 9.75%, 6/15/2020	1,200	1,360
Penske Truck Leasing Co. LP 2.50%, 6/15/2019(a)	2,047	2,036
Ryder System, Inc.
2.35%, 2/26/2019	1,403	1,399
2.45%, 9/3/2019	1,865	1,856
2.50%, 5/11/2020	1,320	1,304
SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022(a)	5,600	5,433

		14,937

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp. 3.00%, 1/15/2022	4,452	4,342

Software — 0.1%
VMware, Inc. 2.30%, 8/21/2020	2,295	2,241

Specialty Retail — 0.1%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	1,200	1,237
AutoZone, Inc. 2.50%, 4/15/2021	1,000	980
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	1,290	1,339

		3,556

Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
2.75%, 12/2/2021	500	488
3.00%, 5/22/2022(a)	5,850	5,692

		6,180

Tobacco — 0.1%
BAT International Finance plc (United Kingdom) 2.75%, 6/15/2020(a)	2,130	2,110

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.63%, 9/4/2018	1,915	1,915
2.13%, 1/15/2020	2,038	2,001
2.63%, 7/1/2022	1,417	1,361
Aviation Capital Group LLC 2.88%, 1/20/2022(a)	4,280	4,156
International Lease Finance Corp.
5.88%, 4/1/2019	1,315	1,344
8.25%, 12/15/2020	1,700	1,889

		12,666

Wireless Telecommunication Services — 0.1%
Sprint Spectrum Co. LLC 3.36%, 9/20/2021(a)	2,205	2,188

TOTAL CORPORATE BONDS (Cost $1,090,840)		1,076,852

U.S. GOVERNMENT AGENCY SECURITIES — 10.5%
FHLB
1.25%, 6/8/2018	30,855	30,851
0.88%, 6/29/2018	7,500	7,495
2.00%, 9/14/2018	12,925	12,925
1.75%, 12/14/2018	35,345	35,274
0.88%, 8/5/2019	28,365	27,877
1.00%, 9/26/2019	23,950	23,527
FHLMC
4.88%, 6/13/2018	20,000	20,020
0.88%, 10/12/2018	19,310	19,228
0.88%, 7/19/2019	10,000	9,840
1.63%, 10/25/2019	25,650	25,373
1.50%, 1/17/2020	30,000	29,556
FNMA
1.13%, 7/20/2018	19,105	19,084
1.72%, 10/9/2019(d)	27,665	26,756
1.25%, 8/17/2021	12,500	11,962
2.00%, 1/5/2022	33,500	32,727
Resolution Funding Corp. STRIPS 1.48%, 10/15/2019(d)	32,690	31,608

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $368,126)		364,103

ASSET-BACKED SECURITIES — 9.3%
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/2020(a)	1,399	1,397
Series 2017-2, Class A, 1.84%, 7/13/2020(a)	706	706
Series 2016-3, Class A, 1.70%, 11/12/2020(a)	17	17
AmeriCredit Automobile Receivables Series 2016-1, Class A3, 1.81%, 10/8/2020	857	855
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A2A, 1.51%, 5/18/2020	1,003	1,001
Series 2017-1, Class A3, 1.87%, 8/18/2021	1,597	1,584
Series 2017-2, Class A3, 1.98%, 12/20/2021	1,134	1,124
Series 2017-3, Class A3, 1.90%, 3/18/2022	3,967	3,913
Series 2017-3, Class B, 2.24%, 6/19/2023	5,405	5,318
Amortizing Residential Collateral Trust Series 2002-BC6, Class M1, 3.08%, 8/25/2032‡(e)	29	29
Ascentium Equipment Receivables Trust Series 2017-2A, Class A2, 2.00%, 5/11/2020(a)	1,744	1,733
Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.33%, 4/25/2036‡(e)	100	98
Series 2003-SD2, Class 2A, 3.74%, 6/25/2043‡(e)	245	245
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027(a)	643	632
Capital Auto Receivables Asset Trust
Series 2016-2, Class A3, 1.46%, 6/22/2020	919	915
Series 2015-4, Class B, 2.39%, 11/20/2020	5,305	5,284
Capital One Multi-Asset Execution Trust Series 2015-A7, Class A7, 1.45%, 8/16/2021	2,000	1,993
CarFinance Capital Auto Trust Series 2015-1A, Class A, 1.75%, 6/15/2021(a)	455	454
Carmax Auto Owner Trust Series 2016-3, Class A3, 1.39%, 5/17/2021	1,021	1,011
CarMax Auto Owner Trust
Series 2014-4, Class A3, 1.25%, 11/15/2019	36	36
Series 2015-1, Class A3, 1.38%, 11/15/2019	737	736
Series 2017-3, Class A3, 1.97%, 4/15/2022	2,072	2,042
Series 2017-4, Class A3, 2.11%, 10/17/2022	1,272	1,255
Carnow Auto Receivables Trust Series 2017-1A, Class A, 2.92%, 9/15/2022(a)	2,376	2,365
Centex Home Equity Loan Trust Series 2002-C, Class AF4, 4.98%, 6/25/2031‡(f)	848	848
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3, 1.91%, 3/16/2020(a)	197	197
Series 2016-AA, Class A3, 1.77%, 10/15/2020(a)	7,623	7,606
Series 2016-AA, Class A4, 1.96%, 1/18/2022(a)	3,500	3,482
CIG Auto Receivables Trust Series 2017-1A, Class A, 2.71%, 5/15/2023(a)	924	918

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
CLUB Credit Trust Series 2017-P2, Class A, 2.61%, 1/15/2024(a)	3,293	3,282
CNH Equipment Trust
Series 2016-B, Class A3, 1.63%, 8/15/2021	943	936
Series 2017-B, Class A3, 1.86%, 9/15/2022	1,875	1,845
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048(a)	5,205	5,125
Continental Airlines Pass-Through Trust
Series 2009-2, Class A, 7.25%, 11/10/2019	427	449
Series 2000-1, Class A-1, 8.05%, 11/1/2020	1,384	1,464
Series 2007-1, Class A, 5.98%, 4/19/2022	693	740
CPS Auto Receivables Trust
Series 2016-B, Class A, 2.07%, 11/15/2019(a)	89	89
Series 2017-C, Class A, 1.78%, 9/15/2020(a)	1,227	1,222
Series 2017-D, Class A, 1.87%, 3/15/2021(a)	1,571	1,563
Series 2017-C, Class B, 2.30%, 7/15/2021(a)	1,839	1,824
Credit Acceptance Auto Loan Trust
Series 2016-2A, Class A, 2.42%, 11/15/2023(a)	3,070	3,065
Series 2017-1A, Class A, 2.56%, 10/15/2025(a)	3,041	3,025
Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	3,299	3,270
Series 2017-3A, Class A, 2.65%, 6/15/2026(a)	3,771	3,714
Series 2018-1A, Class A, 3.01%, 2/16/2027(a)	1,077	1,069
Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	1,520	1,520
CSFB Mortgage-Backed Pass-Through Certificates Series 2002-HE4, Class AF, 5.51%, 8/25/2032‡(f)	66	67
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 2.86%, 10/25/2034(e)	263	259
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A, 6.82%, 8/10/2022	907	997
Series 2002-1, Class G-1, 6.72%, 1/2/2023	1,816	1,951
Drive Auto Receivables Trust
Series 2017-3, Class A2A, 1.65%, 8/15/2019	1,460	1,459
Series 2017-2, Class A3, 1.82%, 6/15/2020	732	731
Series 2017-2, Class B, 2.25%, 6/15/2021	3,075	3,068
DT Auto Owner Trust
Series 2017-1A, Class A, 1.56%, 6/15/2020(a)	3	3
Series 2017-3A, Class A, 1.73%, 8/17/2020(a)	1,602	1,598
Series 2017-4A, Class A, 1.85%, 8/17/2020(a)	2,703	2,695
Series 2017-2A, Class B, 2.44%, 2/15/2021(a)	2,938	2,934
Series 2017-3A, Class B, 2.40%, 5/17/2021(a)	2,857	2,844
Exeter Automobile Receivables Trust
Series 2018-1A, Class A, 2.21%, 5/17/2021(a)	4,940	4,930
Series 2016-3A, Class B, 2.84%, 8/16/2021(a)	4,800	4,796
Series 2017-3A, Class A, 2.05%, 12/15/2021(a)	1,365	1,358
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 6.77%, 9/25/2029(f)	4	4
Fifth Third Auto Trust Series 2015-1, Class A3, 1.42%, 3/16/2020	1,413	1,409
First Investors Auto Owner Trust
Series 2016-2A, Class A1, 1.53%, 11/16/2020(a)	619	617
Series 2016-1A, Class A2, 2.26%, 4/15/2021(a)	4,241	4,233
Series 2017-2A, Class A1, 1.86%, 10/15/2021(a)	2,081	2,070
Series 2017-1A, Class A2, 2.20%, 3/15/2022(a)	1,105	1,096
Series 2018-1A, Class A1, 2.84%, 5/16/2022(a)	2,424	2,424
Series 2018-1A, Class A2, 3.22%, 1/17/2023(a)	910	911
FirstKey Lending Trust Series 2015-SFR1, Class A, 2.55%, 3/9/2047(a)	5,159	5,130
Flagship Credit Auto Trust
Series 2016-3, Class A2, 2.05%, 11/15/2020(a)	4,571	4,562
Series 2017-2, Class A, 1.85%, 7/15/2021(a)	2,490	2,476
Series 2017-1, Class A, 1.93%, 12/15/2021(a)	1,119	1,114
Series 2017-4, Class A, 2.07%, 4/15/2022(a)	2,328	2,311
Ford Credit Auto Owner Trust
Series 2015-A, Class A3, 1.28%, 9/15/2019	63	63
Series 2016-B, Class A3, 1.33%, 10/15/2020	1,534	1,524
Series 2016-1, Class A, 2.31%, 8/15/2027(a)	2,700	2,659
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.73%, 10/15/2020(a)	2,122	2,122
Series 2018-1A, Class A, 2.82%, 7/15/2022(a)	4,181	4,162
GM Financial Automobile Leasing Trust
Series 2016-3, Class A4, 1.78%, 5/20/2020	5,000	4,964
Series 2017-1, Class A3, 2.06%, 5/20/2020	3,215	3,196

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2017-3, Class A3, 2.01%, 11/20/2020	790	782
Series 2017-3, Class A4, 2.12%, 9/20/2021	797	787
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043‡(a)(f)	462	462
Hyundai Auto Lease Securitization Trust
Series 2016-A, Class A3, 1.60%, 7/15/2019(a)	740	740
Series 2016-B, Class A4, 1.68%, 4/15/2020(a)	1,500	1,494
Series 2017-B, Class A3, 1.97%, 7/15/2020(a)	850	843
Hyundai Auto Receivables Trust
Series 2015-B, Class A3, 1.12%, 11/15/2019	245	244
Series 2015-B, Class A4, 1.48%, 6/15/2021	3,416	3,394
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 2/15/2023‡(a)	20,476	20,476
Mariner Finance Issuance Trust
Series 2017-AA, Class A, 3.62%, 2/20/2029(a)	4,442	4,463
Marlette Funding Trust Series 2018-1A, Class A, 2.61%, 3/15/2028(a)	4,798	4,785
Mercedes-Benz Auto Lease Trust Series 2017-A, Class A3, 1.79%, 4/15/2020	4,500	4,471
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 4.21%, 3/25/2033‡(e)	302	293
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 2.27%, 12/7/2020(e)	2,896	2,901
Nissan Auto Receivables Owner Trust
Series 2015-B, Class A3, 1.34%, 3/16/2020	703	700
Series 2016-B, Class A3, 1.32%, 1/15/2021	2,862	2,836
Ocwen Master Advance Receivables Trust Series 2017-T1, Class AT1, 2.50%, 9/15/2048(a)	3,554	3,549
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A, 2.04%, 1/15/2021(a)	139	139
Series 2017-2A, Class A, 2.31%, 12/14/2021(a)	6,736	6,693
Progress Residential Trust Series 2015-SFR2, Class A, 2.74%, 6/12/2032(a)	10,497	10,366
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/2023(a)	910	910
Series 2017-2A, Class A, 2.41%, 9/15/2023(a)	1,383	1,380
Series 2018-1A, Class A, 3.11%, 6/17/2024(a)	3,644	3,644
RASC Trust Series 2001-KS1, Class AI6, 6.35%, 3/25/2032‡	7	7
RBSHD Trust Series 2013-1A, Class A, 7.69%, 10/25/2047‡(a)(f)	1,846	1,646
Santander Drive Auto Receivables Trust Series 2018-1, Class A3, 2.32%, 8/16/2021	1,516	1,507
Santander Retail Auto Lease Trust
Series 2017-A, Class A3, 2.22%, 1/20/2021(a)	2,880	2,852
Series 2018-A, Class A3, 2.93%, 5/20/2021(a)	1,725	1,722
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A, 2.85%, 1/18/2022(a)	422	422
SoFi Consumer Loan Program LLC
Series 2017-3, Class A, 2.77%, 5/25/2026(a)	1,343	1,336
Series 2017-6, Class A1, 2.20%, 11/25/2026(a)	1,247	1,240
SoFi Consumer Loan Program Trust Series 2018-1, Class A1, 2.55%, 2/25/2027(a)	3,249	3,236
SoFi Professional Loan Program LLC
Series 2017-F, Class A1FX, 2.05%, 1/25/2041(a)	1,683	1,669
TCF Auto Receivables Owner Trust Series 2016-1A, Class A3, 1.71%, 4/15/2021(a)	7,106	7,072
Tidewater Auto Receivables Trust Series 2018-AA, Class A2, 3.12%, 7/15/2022(a)	1,460	1,460
Toyota Auto Receivables Owner Trust Series 2017-C, Class A3, 1.78%, 11/15/2021	3,125	3,073
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033‡(a)	6,336	6,146
United Auto Credit Securitization Trust Series 2017-1, Class A, 1.89%, 5/10/2019(a)	186	186
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/2021(a)	1,236	1,227
Series 2016-2A, Class A, 1.68%, 5/20/2021(a)	3,000	2,970
Series 2017-3A, Class A1A, 2.06%, 4/20/2022(a)	2,137	2,105
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25%, 5/25/2047‡(a)(f)	1,578	1,567
VOLT LVIII LLC Series 2017-NPL5, Class A1, 3.38%, 5/28/2047‡(a)(f)	2,074	2,070
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047‡(a)(f)	851	846
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047(a)(f)	1,431	1,422
VOLT XL LLC Series 2015-NP14, Class A1, 4.37%, 11/27/2045‡(a)(f)	1,272	1,281

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
ASSET-BACKED SECURITIES — continued
Westlake Automobile Receivables Trust
Series 2017-1A, Class A2, 1.78%, 4/15/2020(a)	2,486		2,483
Series 2017-2A, Class A2A, 1.80%, 7/15/2020(a)	2,596		2,587
Series 2018-1A, Class A2A, 2.24%, 12/15/2020(a)	3,019		3,011
Series 2017-2A, Class B, 2.25%, 12/15/2020(a)	8,824		8,764
Series 2018-2A, Class A2A, 2.84%, 9/15/2021(a)	1,773		1,774
World Financial Network Credit Card Master Trust
Series 2012-D, Class A, 2.15%, 4/17/2023	3,900		3,883
Series 2017-A, Class A, 2.12%, 3/15/2024	3,235		3,182
Series 2018-A, Class A, 3.07%, 12/16/2024	1,487		1,483
World Omni Auto Receivables Trust
Series 2016-B, Class A3, 1.30%, 2/15/2022	10,432		10,291
Series 2017-B, Class A3, 1.95%, 2/15/2023	1,586		1,556
World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3, 1.45%, 8/15/2019	3,527		3,512

TOTAL ASSET-BACKED SECURITIES (Cost $326,697)			324,673

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	25		26
Bear Stearns ARM Trust Series 2003-7, Class 3A, 3.62%, 10/25/2033(e)	67		67
CHL Mortgage Pass-Through Trust
Series 2003-J15, Class 3A1, 5.00%, 1/25/2019	7		7
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	17		17
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	105		107
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A1, 7.00%, 9/25/2033	44		44
Series 2004-UST1, Class A6, 3.81%, 8/25/2034(e)	895		876
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-23, Class 8A1, 5.00%, 9/25/2018	69		69
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	164		165
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.41%, 12/25/2014(e)	582		327
FHLMC - GNMA
Series 31, Class Z, 8.00%, 4/25/2024	269		290
Series 56, Class Z, 7.50%, 9/20/2026	61		67
FHLMC REMIC
Series 2750, Class DE, 4.50%, 2/15/2019	718		718
Series 2761, Class CB, 4.00%, 3/15/2019	83		83
Series 2843, Class BC, 5.00%, 8/15/2019	364		365
Series 17, Class I, 9.90%, 10/15/2019	—	(g)	—	(g)
Series 26, Class F, 9.50%, 2/15/2020	1		1
Series 23, Class F, 9.60%, 4/15/2020	1		1
Series 1807, Class G, 9.00%, 10/15/2020	1		1
Series 81, Class A, 8.13%, 11/15/2020	—	(g)	—	(g)
Series 85, Class C, 8.60%, 1/15/2021	2		2
Series 99, Class Z, 9.50%, 1/15/2021	1		1
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(g)	—	(g)
Series 1056, Class KZ, 6.50%, 3/15/2021	2		2
Series 1053, Class G, 7.00%, 3/15/2021	1		1
Series 1074, Class H, 8.50%, 5/15/2021	—	(g)	—	(g)
Series 1082, Class C, 9.00%, 5/15/2021	1		1
Series 1087, Class I, 8.50%, 6/15/2021	2		2
Series 1125, Class Z, 8.25%, 8/15/2021	6		7
Series 159, Class H, 4.50%, 9/15/2021	—	(g)	—	(g)
Series 189, Class D, 6.50%, 10/15/2021	1		1
Series 1142, Class IA, 7.00%, 10/15/2021	5		5
Series 1169, Class G, 7.00%, 11/15/2021	—	(g)	—	(g)
Series 2418, Class MF, 6.00%, 2/15/2022	170		177
Series 1343, Class LA, 8.00%, 8/15/2022	9		9
Series 1424, Class F, 1.36%, 11/15/2022(e)	1		1
Series 1480, Class LZ, 7.50%, 3/15/2023	44		47
Series 3784, Class S, IF, IO, 4.68%, 7/15/2023(e)	1,742		105
Series 1560, Class Z, 7.00%, 8/15/2023	106		113
Series 2682, Class JG, 4.50%, 10/15/2023	2,130		2,229

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1754, Class Z, 8.50%, 9/15/2024	45		50
Series 1779, Class Z, 8.50%, 4/15/2025	96		109
Series 2989, Class TG, 5.00%, 6/15/2025	3,453		3,625
Series 3005, Class ED, 5.00%, 7/15/2025	1,874		1,961
Series 1888, Class Z, 7.00%, 8/15/2026	163		177
Series 4141, Class BI, IO, 2.50%, 12/15/2027	11,015		837
Series 2995, Class FT, 2.17%, 5/15/2029(e)	298		296
Series 3977, Class AB, 3.00%, 9/15/2029	2,343		2,355
Series 2638, Class JG, 5.00%, 2/15/2033	477		483
Series 2864, Class NB, 5.50%, 7/15/2033	65		65
Series 3005, Class PV, IF, 9.71%, 10/15/2033(e)	28		31
Series 2989, Class MU, IF, IO, 5.08%, 7/15/2034(e)	3,053		409
Series 2976, Class HZ, 4.50%, 5/15/2035	660		678
Series 3002, Class BN, 5.00%, 7/15/2035	604		634
Series 3855, Class AM, 6.50%, 11/15/2036	5,291		5,774
Series 3305, Class IW, IF, IO, 4.53%, 4/15/2037(e)	734		74
Series 3747, Class HI, IO, 4.50%, 7/15/2037	1,303		14
Series 3420, Class EI, 1.12%, 8/15/2037(f)	10,617		402
Series 4305, Class KA, 3.00%, 3/15/2038	4,936		4,930
Series 3429, Class S, IF, IO, 4.90%, 3/15/2038(e)	1,125		122
Series 3546, Class A, 3.21%, 2/15/2039(e)	1,369		1,398
Series 3572, Class JS, IF, IO, 4.88%, 9/15/2039(e)	1,360		138
Series 3609, Class SA, IF, IO, 4.42%, 12/15/2039(e)	4,961		611
Series 4088, Class LE, 4.00%, 10/15/2040	2,845		2,822
Series 4229, Class MA, 3.50%, 5/15/2041	17,381		17,602
Series 4374, Class NC, 3.75%, 2/15/2046(f)	9,436		9,560
First Horizon Mortgage Pass-Through Trust Series 2004-7, Class 2A1, 4.75%, 12/25/2019	161		161
FNMA REMIC
Series 2003-57, Class IB, IO, 5.00%, 6/25/2018	—	(g)	—	(g)
Series 1988-15, Class A, 9.00%, 6/25/2018	—	(g)	—	(g)
Series 2003-92, Class HP, 4.50%, 9/25/2018	15		16
Series 1989-2, Class D, 8.80%, 1/25/2019	—	(g)	—	(g)
Series 1999-6, Class PB, 6.00%, 3/25/2019	159		160
Series 1989-27, Class Y, 6.90%, 6/25/2019	1		2
Series 2009-70, Class IN, IO, 4.50%, 8/25/2019	156		1
Series 1989-54, Class E, 8.40%, 8/25/2019	—	(g)	—	(g)
Series 1989-66, Class J, 7.00%, 9/25/2019	—	(g)	—	(g)
Series 1989-70, Class G, 8.00%, 10/25/2019	—	(g)	—	(g)
Series 1989-72, Class E, 9.35%, 10/25/2019	4		4
Series 1989-89, Class H, 9.00%, 11/25/2019	1		1
Series 1989-96, Class H, 9.00%, 12/25/2019	—	(g)	—	(g)
Series 1990-7, Class B, 8.50%, 1/25/2020	1		1
Series 1990-12, Class G, 4.50%, 2/25/2020	1		1
Series 1990-19, Class G, 9.75%, 2/25/2020	2		2
Series 1990-58, Class J, 7.00%, 5/25/2020	3		3
Series 2010-60, IO, 4.00%, 6/25/2020	736		23
Series 1990-61, Class H, 7.00%, 6/25/2020	4		4
Series 1990-109, Class J, 7.00%, 9/25/2020	1		1
Series 1990-106, Class J, 8.50%, 9/25/2020	2		2
Series 1990-111, Class Z, 8.75%, 9/25/2020	1		1
Series 1990-123, Class G, 7.00%, 10/25/2020	1		1
Series 1990-117, Class E, 8.95%, 10/25/2020	1		1
Series 1990-132, Class Z, 7.00%, 11/25/2020	1		2
Series 1990-137, Class X, 9.00%, 12/25/2020	28		29
Series 1991-53, Class J, 7.00%, 5/25/2021	—	(g)	—	(g)
Series G-11, Class Z, 8.50%, 5/25/2021	1		1
Series 1991-130, Class C, 9.00%, 9/25/2021	—	(g)	—	(g)
Series G92-19, Class M, 8.50%, 4/25/2022	62		65
Series 1992-96, Class B, PO, 5/25/2022	—	(g)	—	(g)
Series G92-40, Class ZC, 7.00%, 7/25/2022	2		2
Series G92-35, Class E, 7.50%, 7/25/2022	5		6
Series G92-35, Class EA, 8.00%, 7/25/2022	162		172

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(g)	—	(g)
Series 1992-131, Class KB, 8.00%, 8/25/2022	341		365
Series G92-54, Class ZQ, 7.50%, 9/25/2022	4		4
Series 1992-185, Class L, 8.00%, 10/25/2022	347		373
Series G92-64, Class J, 8.00%, 11/25/2022	925		984
Series G92-66, Class K, 8.00%, 12/25/2022	404		431
Series 1993-235, Class G, PO, 9/25/2023	9		9
Series 1993-165, Class SN, IF, 11.47%, 9/25/2023(e)	1		2
Series 1994-15, Class ZK, 5.50%, 2/25/2024	725		752
Series 1994-43, Class PK, 6.35%, 2/25/2024	388		407
Series G94-6, Class PJ, 8.00%, 5/17/2024	345		372
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	20,326		2,177
Series 2008-72, IO, 5.00%, 8/25/2028	176		16
Series 2009-15, Class AC, 5.50%, 3/25/2029	1,860		2,000
Series 2001-81, Class HE, 6.50%, 1/25/2032	4,830		5,366
Series 2002-64, Class PG, 5.50%, 10/25/2032	4,092		4,419
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	396		87
Series 2003-49, IO, 6.50%, 6/25/2033	562		110
Series 2004-60, Class PA, 5.50%, 4/25/2034	207		208
Series 2005-19, Class PA, 5.50%, 7/25/2034	1,381		1,413
Series 2004-72, Class F, 2.46%, 9/25/2034(e)	363		365
Series 2004-101, Class AR, 5.50%, 1/25/2035	42		44
Series 2005-38, Class FK, 2.26%, 5/25/2035(e)	1,067		1,066
Series 2006-4, Class PB, 6.00%, 9/25/2035	2,528		2,668
Series 2005-84, Class MB, 5.75%, 10/25/2035	56		60
Series 2006-58, Class ST, IF, IO, 5.19%, 7/25/2036(e)	355		53
Series 2014-23, Class PA, 3.50%, 8/25/2036	11,091		11,239
Series 2007-16, Class FC, 2.71%, 3/25/2037(e)	53		55
Series 2007-22, Class SC, IF, IO, 4.12%, 3/25/2037(e)	115		8
Series 2007-33, Class MS, IF, IO, 4.63%, 4/25/2037(e)	2,802		372
Series 2007-54, Class FA, 2.36%, 6/25/2037(e)	366		368
Series 2013-55, Class BA, 3.00%, 6/25/2037	2,406		2,402
Series 2008-93, Class AM, 5.50%, 6/25/2037	575		589
Series 2007-85, Class SH, IF, IO, 4.54%, 9/25/2037(e)	2,021		168
Series 2013-83, Class CA, 3.50%, 10/25/2037	9,641		9,740
Series 2007-106, Class A7, 6.05%, 10/25/2037(e)	476		514
Series 2008-18, Class SE, IF, IO, 4.31%, 3/25/2038(e)	259		31
Series 2013-92, Class A, 3.50%, 12/25/2038	8,077		8,178
Series 2010-58, Class MA, 5.50%, 12/25/2038	253		255
Series 2011-36, Class PA, 4.00%, 2/25/2039	187		187
Series 2009-29, Class LA, 1.28%, 5/25/2039(e)	2,475		2,239
Series 2009-62, Class HJ, 6.00%, 5/25/2039	993		1,058
Series 2009-112, Class SW, IF, IO, 4.29%, 1/25/2040(e)	5,974		751
Series 2013-1, Class BA, 3.00%, 2/25/2040	4,493		4,392
Series 2010-64, Class DM, 5.00%, 6/25/2040	2,855		3,015
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	4,767		340
Series 2013-96, Class CA, 4.00%, 4/25/2041	2,603		2,685
Series 2013-9, Class CB, 5.50%, 4/25/2042	7,359		8,004
Series 2016-2, Class GA, 3.00%, 2/25/2046	5,010		4,920
FNMA REMIC Trust Series 1995-W3, Class A, 9.00%, 4/25/2025	—	(g)	—	(g)
FNMA STRIPS
Series 343, Class 21, IO, 4.00%, 9/25/2018	23		—	(g)
Series 351, Class 28, IO, 5.00%, 4/25/2019(e)	41		1
Series 345, Class 22, IO, 4.50%, 5/25/2020(e)	11		—	(g)
Series 268, Class 2, IO, 9.00%, 2/25/2023	—	(g)	—	(g)
Series 334, Class 17, IO, 6.50%, 2/25/2033(e)	336		82
Series 334, Class 9, IO, 6.00%, 3/25/2033	759		154
Series 334, Class 13, IO, 6.00%, 3/25/2033(e)	302		54
Series 356, Class 16, IO, 5.50%, 6/25/2035(e)	238		46
Series 359, Class 16, IO, 5.50%, 10/25/2035(e)	224		41
Series 369, Class 19, IO, 6.00%, 10/25/2036(e)	316		50
Series 369, Class 26, IO, 6.50%, 10/25/2036(e)	182		38

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 386, Class 20, IO, 6.50%, 8/25/2038(e)	398		85
Series 394, Class C3, IO, 6.50%, 9/25/2038	762		150
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 2.22%, 11/25/2046(e)	3,405		3,410
GNMA
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	427		56
Series 2012-84, Class AB, 5.00%, 7/16/2033	986		991
Series 2006-23, Class S, IF, IO, 4.55%, 1/20/2036(e)	2,499		62
Series 2006-26, Class S, IF, IO, 4.55%, 6/20/2036(e)	8,876		1,304
Series 2007-16, Class KU, IF, IO, 4.70%, 4/20/2037(e)	5,675		683
Series 2009-106, Class XL, IF, IO, 4.80%, 6/20/2037(e)	5,486		457
Series 2008-75, Class SP, IF, IO, 5.52%, 8/20/2038(e)	1,746		250
Series 2009-14, Class SA, IF, IO, 4.13%, 3/20/2039(e)	5,151		493
Series 2009-14, Class KS, IF, IO, 4.35%, 3/20/2039(e)	2,136		240
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	657		174
Series 2011-48, Class QA, 5.00%, 8/16/2039	1,759		1,798
Series 2010-14, Class QP, 6.00%, 12/20/2039	58		58
Series 2012-96, Class WP, 6.50%, 8/16/2042	6,719		7,413
Series 2013-H05, Class FB, 2.28%, 2/20/2062(e)	5,104		5,106
JP Morgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	995		959
Series 2006-A2, Class 4A1, 3.84%, 8/25/2034(e)	1,536		1,552
MASTR Alternative Loan Trust
Series 2004-8, Class 7A1, 5.00%, 9/25/2019	187		188
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	14		14
MASTR Asset Securitization Trust
Series 2003-11, Class 10A1, 5.00%, 12/25/2018	10		11
Series 2004-6, Class 6A1, 4.50%, 7/25/2019	69		69
ML Trust XLIV Series 44, Class G, 9.00%, 8/20/2020‡	—	(g)	—	(g)
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 3A, 2.40%, 12/8/2020	1,606		1,603
Series 2010-R3, Class 1A, 2.48%, 12/8/2020(e)	7,942		7,978
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 2.22%, 12/25/2035(e)	1,574		694
Prime Mortgage Trust Series 2005-2, Class 1A1, 4.75%, 7/25/2020	231		231
Vendee Mortgage Trust Series 1994-3C, Class 3, 9.78%, 3/15/2021	—	(g)	1
WaMu Mortgage Pass-Through Certificates Series 2003-S10, Class A4, 4.50%, 10/25/2018	71		71
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 3.57%, 11/25/2033(e)	583		591
Series 2003-K, Class 1A2, 3.57%, 11/25/2033(e)	9		9
Series 2003-M, Class A1, 3.73%, 12/25/2033(e)	1,483		1,518
Series 2004-O, Class A1, 3.56%, 8/25/2034(e)	613		630
Series 2004-EE, Class 2A2, 3.85%, 12/25/2034(e)	421		433
Series 2004-EE, Class 3A2, 3.92%, 12/25/2034(e)	754		783

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $191,226)			187,545

MORTGAGE-BACKED SECURITIES — 3.8%
FHLMC
Pool # 611141, ARM, 3.61%, 1/1/2027(e)	32		33
Pool # 786211, ARM, 5.75%, 1/1/2027(e)	2		2
Pool # 846774, ARM, 3.57%, 12/1/2027(e)	37		38
Pool # 1B2844, ARM, 3.59%, 3/1/2035(e)	74		77
Pool # 1L1380, ARM, 4.05%, 3/1/2035(e)	2,799		3,007
Pool # 1L1379, ARM, 4.26%, 10/1/2035(e)	1,232		1,317
Pool # 1G1861, ARM, 4.04%, 3/1/2036(e)	634		671
Pool # 1J1380, ARM, 4.29%, 3/1/2036(e)	999		1,077
Pool # 1J1313, ARM, 3.35%, 6/1/2036(e)	154		160
Pool # 1G1028, ARM, 3.59%, 7/1/2036(e)	79		83
Pool # 1K0035, ARM, 3.48%, 8/1/2036(e)	713		754
Pool # 1N0273, ARM, 3.48%, 8/1/2036(e)	490		513
Pool # 1J1393, ARM, 3.31%, 10/1/2036(e)	1,356		1,410
Pool # 1J1378, ARM, 3.39%, 11/1/2036(e)	483		502
Pool # 1N0346, ARM, 3.14%, 12/1/2036(e)	654		677

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 1J1418, ARM, 3.44%, 12/1/2036(e)	133		139
Pool # 1J1467, ARM, 3.49%, 12/1/2036(e)	342		358
Pool # 1J1541, ARM, 3.56%, 1/1/2037(e)	946		989
Pool # 1J1516, ARM, 3.56%, 2/1/2037(e)	116		120
Pool # 1J1543, ARM, 4.25%, 2/1/2037(e)	386		411
Pool # 1N1458, ARM, 3.40%, 3/1/2037(e)	640		662
Pool # 1J1635, ARM, 3.54%, 3/1/2037(e)	345		357
Pool # 1J1522, ARM, 4.14%, 3/1/2037(e)	458		486
Pool # 1J1693, ARM, 3.55%, 4/1/2037(e)	211		221
Pool # 1Q0339, ARM, 3.87%, 4/1/2037(e)	76		80
Pool # 1Q0697, ARM, 3.37%, 5/1/2037(e)	1,091		1,127
Pool # 1J1685, ARM, 3.84%, 6/1/2037(e)	1,252		1,324
Pool # 1J1681, ARM, 3.85%, 6/1/2037(e)	2,661		2,810
Pool # 847871, ARM, 2.74%, 8/1/2037(e)	317		333
Pool # 1J2834, ARM, 3.65%, 8/1/2037(e)	428		448
Pool # 1B3605, ARM, 4.03%, 8/1/2037(e)	245		255
Pool # 1Q0476, ARM, 3.57%, 10/1/2037(e)	358		376
Pool # 1J2945, ARM, 3.50%, 11/1/2037(e)	60		62
Pool # 1Q0894, ARM, 4.25%, 1/1/2038(e)	763		809
Pool # 1Q0722, ARM, 4.03%, 4/1/2038(e)	761		802
FHLMC Gold Pools, 15 Year, Single Family
Pool # G13177, 5.00%, 8/1/2018	—	(g)	—	(g)
Pool # E99169, 4.00%, 9/1/2018	8		8
Pool # G12080, 4.50%, 10/1/2018	6		6
Pool # E01488, 5.00%, 10/1/2018	10		11
Pool # E01490, 5.00%, 11/1/2018	11		12
Pool # B10680, 6.00%, 11/1/2018	24		24
Pool # E01538, 5.00%, 12/1/2018	8		8
Pool # G12802, 6.00%, 2/1/2019	—	(g)	—	(g)
Pool # B13747, 5.00%, 4/1/2019	72		73
Pool # B13978, 4.00%, 5/1/2019	33		34
Pool # G12656, 4.00%, 7/1/2019	39		40
Pool # G11596, 5.50%, 8/1/2019	124		124
Pool # G11652, 6.00%, 1/1/2020	110		111
Pool # G12859, 6.00%, 6/1/2020	3		3
Pool # G13056, 5.50%, 12/1/2020	107		108
Pool # G12880, 5.00%, 1/1/2021	252		253
Pool # G13621, 6.50%, 8/1/2021	8		8
Pool # J03447, 6.00%, 9/1/2021	53		54
Pool # G13821, 6.00%, 11/1/2021	226		232
Pool # J10285, 5.50%, 4/1/2022	69		71
Pool # G13274, 5.50%, 10/1/2023	1,397		1,445
Pool # G13301, 5.50%, 10/1/2023	3,374		3,490
Pool # J10284, 6.00%, 12/1/2023	88		90
Pool # G13433, 5.50%, 1/1/2024	482		504
Pool # J14494, 4.00%, 2/1/2026	8,234		8,484
Pool # J15974, 4.00%, 6/1/2026	2,873		2,961
FHLMC Gold Pools, 20 Year, Single Family
Pool # C90227, 6.50%, 8/1/2018	—	(g)	—	(g)
Pool # C90246, 6.00%, 1/1/2019	1		1
Pool # G30145, 6.50%, 2/1/2019	—	(g)	—	(g)
Pool # D93630, 6.50%, 6/1/2019	—	(g)	—	(g)
Pool # D93769, 6.50%, 7/1/2019	—	(g)	—	(g)
Pool # G30195, 6.50%, 5/1/2021	2		2
Pool # G30262, 6.00%, 10/1/2024	314		346
FHLMC Gold Pools, 30 Year, Single Family
Pool # A30588, 6.00%, 7/1/2032	160		176
Pool # G01665, 5.50%, 3/1/2034	4,104		4,465
Pool # G03073, 5.50%, 7/1/2037	2,106		2,274
Pool # G04772, 7.00%, 8/1/2038	222		248
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	413		437
Pool # G20028, 7.50%, 12/1/2036	5,326		5,846
FNMA
Pool # 70226, ARM, 2.00%, 1/1/2019(e)	1		1

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 116612, ARM, 3.44%, 3/1/2019(e)	—	(g)	—	(g)
Pool # 111366, ARM, 2.87%, 8/1/2019(e)	—	(g)	—	(g)
Pool # 326088, ARM, 3.42%, 5/1/2025(e)	8		8
Pool # 325081, ARM, 3.85%, 10/1/2025(e)	6		6
Pool # 409902, ARM, 3.67%, 6/1/2027(e)	14		14
Pool # 52597, ARM, 2.37%, 7/1/2027(e)	4		4
Pool # 725902, ARM, 3.40%, 9/1/2034(e)	140		147
Pool # 810896, ARM, 3.22%, 1/1/2035(e)	82		85
Pool # 865095, ARM, 4.27%, 10/1/2035(e)	1,257		1,357
Pool # 848757, ARM, 3.35%, 12/1/2035(e)	511		534
Pool # AD0295, ARM, 4.18%, 3/1/2036(e)	1,506		1,611
Pool # 894571, ARM, 4.27%, 3/1/2036(e)	1,757		1,891
Pool # 877009, ARM, 4.28%, 3/1/2036(e)	1,914		2,062
Pool # 871502, ARM, 3.96%, 4/1/2036(e)	56		57
Pool # 895687, ARM, 3.47%, 5/1/2036(e)	277		289
Pool # 886952, ARM, 3.98%, 6/1/2036(e)	3		3
Pool # 882099, ARM, 3.90%, 7/1/2036(e)	305		319
Pool # 884722, ARM, 3.18%, 8/1/2036(e)	491		518
Pool # 745762, ARM, 3.33%, 8/1/2036(e)	3		3
Pool # 745858, ARM, 3.51%, 8/1/2036(e)	146		154
Pool # 886558, ARM, 3.56%, 8/1/2036(e)	393		413
Pool # 887714, ARM, 3.67%, 8/1/2036(e)	278		292
Pool # 894271, ARM, 3.27%, 10/1/2036(e)	197		207
Pool # 882241, ARM, 3.41%, 10/1/2036(e)	239		251
Pool # 870920, ARM, 3.37%, 12/1/2036(e)	52		54
Pool # AD0296, ARM, 3.37%, 12/1/2036(e)	1,071		1,114
Pool # 905593, ARM, 3.45%, 12/1/2036(e)	112		117
Pool # 905196, ARM, 3.79%, 12/1/2036(e)	222		235
Pool # 920954, ARM, 3.04%, 1/1/2037(e)	1,143		1,179
Pool # 888143, ARM, 3.37%, 1/1/2037(e)	124		129
Pool # 913984, ARM, 3.16%, 2/1/2037(e)	755		780
Pool # 910178, ARM, 3.81%, 3/1/2037(e)	860		902
Pool # 936588, ARM, 3.53%, 4/1/2037(e)	243		249
Pool # 888750, ARM, 3.81%, 4/1/2037(e)	231		242
Pool # 948208, ARM, 2.93%, 7/1/2037(e)	1,418		1,457
Pool # 944105, ARM, 2.98%, 7/1/2037(e)	21		21
Pool # 888620, ARM, 3.32%, 7/1/2037(e)	116		121
Pool # 950385, ARM, 2.73%, 8/1/2037(e)	27		27
Pool # 950382, ARM, 2.89%, 8/1/2037(e)	1,486		1,513
Pool # 995108, ARM, 3.22%, 11/1/2037(e)	1,397		1,467
Pool # 952182, ARM, 3.45%, 11/1/2037(e)	509		530
Pool # AD0081, ARM, 3.56%, 11/1/2037(e)	753		783
Pool # 966911, ARM, 3.57%, 12/1/2037(e)	330		344
Pool # 970225, ARM, 4.18%, 4/1/2038(e)	485		490
Pool # 914219, ARM, 4.08%, 3/1/2047(e)	269		276
FNMA, 15 Year, Single Family
Pool # 555549, 5.00%, 6/1/2018	—	(g)	—	(g)
Pool # 729352, 4.50%, 7/1/2018	—	(g)	—	(g)
Pool # 682443, 4.00%, 8/1/2018	—	(g)	—	(g)
Pool # 727349, 4.00%, 8/1/2018	—	(g)	—	(g)
Pool # 730536, 4.00%, 8/1/2018	—	(g)	—	(g)
Pool # 254840, 4.00%, 8/1/2018	1		1
Pool # 734650, 4.00%, 9/1/2018	—	(g)	—	(g)
Pool # 730332, 4.00%, 9/1/2018	—	(g)	—	(g)
Pool # 738661, 4.00%, 9/1/2018	—	(g)	—	(g)
Pool # 740442, 4.00%, 9/1/2018	1		1
Pool # 739521, 4.00%, 9/1/2018	1		1
Pool # 740543, 4.00%, 10/1/2018	—	(g)	—	(g)
Pool # 740497, 4.00%, 10/1/2018	20		20
Pool # 755501, 4.50%, 11/1/2018	43		43
Pool # 255048, 4.00%, 12/1/2018	1		1
Pool # 888889, 4.50%, 12/1/2018	5		5
Pool # 888681, 5.00%, 12/1/2018	12		12

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 725171, 4.00%, 1/1/2019	1		1
Pool # 255077, 5.00%, 1/1/2019	27		28
Pool # 725352, 4.50%, 4/1/2019	27		27
Pool # 255227, 4.50%, 5/1/2019	23		23
Pool # 735985, 5.00%, 6/1/2019	5		5
Pool # 725793, 5.50%, 9/1/2019	41		41
Pool # 735439, 6.00%, 9/1/2019	48		49
Pool # 725993, 6.00%, 9/1/2019	1		1
Pool # 735208, 6.00%, 10/1/2019	24		25
Pool # 785595, 5.00%, 12/1/2019	26		26
Pool # 735370, 5.50%, 1/1/2020	14		14
Pool # 745014, 6.00%, 5/1/2020	10		10
Pool # 889265, 5.50%, 6/1/2020	6		7
Pool # 888601, 5.50%, 6/1/2020	151		152
Pool # 735742, 5.00%, 7/1/2020	63		64
Pool # 995886, 6.00%, 4/1/2021	34		34
Pool # AD0452, 6.00%, 4/1/2021	275		279
Pool # 897937, 6.00%, 8/1/2021	502		520
Pool # 890129, 6.00%, 12/1/2021	284		291
Pool # 889094, 6.50%, 1/1/2023	503		528
Pool # 995286, 6.50%, 3/1/2023	42		43
Pool # AL0229, 5.50%, 9/1/2023	1,079		1,114
Pool # AA1035, 6.00%, 12/1/2023	167		171
Pool # AD0471, 5.50%, 1/1/2024	1,559		1,605
Pool # 995381, 6.00%, 1/1/2024	347		362
Pool # AE0081, 6.00%, 7/1/2024	1,292		1,357
Pool # AD0365, 5.50%, 9/1/2024	561		583
Pool # AD0662, 5.50%, 1/1/2025	2,765		2,891
Pool # AL2193, 5.50%, 7/1/2025	3,514		3,672
FNMA, 20 Year, Single Family
Pool # 252023, 6.50%, 10/1/2018	1		1
Pool # 252103, 6.00%, 11/1/2018	—	(g)	—	(g)
Pool # 252210, 6.50%, 2/1/2019	1		1
Pool # 252348, 6.50%, 3/1/2019	1		1
Pool # 252442, 6.50%, 5/1/2019	1		1
Pool # 252575, 6.00%, 7/1/2019	1		1
Pool # 252642, 6.50%, 8/1/2019	2		2
Pool # 535519, 7.00%, 8/1/2020	82		83
Pool # 253946, 7.00%, 8/1/2021	16		16
Pool # 254344, 6.50%, 6/1/2022	538		599
Pool # 745763, 6.50%, 3/1/2025	351		390
Pool # 256714, 5.50%, 5/1/2027	409		439
FNMA, 30 Year, FHA/VA
Pool # 415460, 8.50%, 3/1/2027	9		9
Pool # 801357, 5.50%, 8/1/2034	99		104
FNMA, 30 Year, Single Family
Pool # 545334, 8.50%, 9/1/2021	1		2
Pool # 479469, 10.00%, 2/1/2024	2		2
Pool # 250511, 6.50%, 3/1/2026	4		4
Pool # 457268, 9.50%, 7/1/2028	8		8
Pool # 555889, 8.00%, 12/1/2030	46		49
Pool # 573753, 9.00%, 2/1/2031	21		21
Pool # 254548, 5.50%, 12/1/2032	2,291		2,485
Pool # 555458, 5.50%, 5/1/2033	3,667		4,073
Pool # 735503, 6.00%, 4/1/2035	2,846		3,155
Pool # 889118, 5.50%, 4/1/2036	5,851		6,367
Pool # 745948, 6.50%, 10/1/2036	463		515
Pool # AD0249, 5.50%, 4/1/2037	4,028		4,385
Pool # 950302, 7.00%, 8/1/2037	863		986
Pool # 888890, 6.50%, 10/1/2037	1,367		1,521
Pool # 929005, 6.00%, 1/1/2038	777		856
Pool # 995149, 6.50%, 10/1/2038	1,447		1,610
Pool # 890268, 6.50%, 10/1/2038	2,343		2,607
FNMA, Other Pool # 745321, 4.50%, 12/1/2019	26		26

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
GNMA I, 15 Year, Single Family Pool # 782933, 6.50%, 10/15/2023	470		493
GNMA I, 30 Year, Single Family
Pool # 293363, 9.50%, 7/15/2020	9		9
Pool # 780010, 9.50%, 3/15/2023	2		2
Pool # 403964, 9.00%, 9/15/2024	5		6
Pool # 780831, 9.50%, 12/15/2024	11		12
Pool # 780115, 8.50%, 4/15/2025	6		7
Pool # 780965, 9.50%, 12/15/2025	42		44
Pool # 423946, 9.00%, 10/15/2026	1		1
Pool # 687926, 6.50%, 9/15/2038	2,878		3,374
GNMA II
Pool # 8393, ARM, 4.00%, 8/20/2018(e)	—	(g)	—	(g)
Pool # 8642, ARM, 3.00%, 5/20/2020(e)	3		3
Pool # 8785, ARM, 2.62%, 5/20/2021(e)	2		2
Pool # 8807, ARM, 2.75%, 7/20/2021(e)	10		11
Pool # 8938, ARM, 3.38%, 3/20/2022(e)	6		6
Pool # 8046, ARM, 2.75%, 9/20/2022(e)	17		17
Pool # 8746, ARM, 3.13%, 11/20/2025(e)	47		48
Pool # 8790, ARM, 3.38%, 1/20/2026(e)	18		19
Pool # 80053, ARM, 3.38%, 3/20/2027(e)	1		1
Pool # 80152, ARM, 3.38%, 1/20/2028(e)	1		1
GNMA II, 30 Year, Single Family
Pool # 1974, 8.50%, 3/20/2025	9		9
Pool # 1989, 8.50%, 4/20/2025	13		14
Pool # 2285, 8.00%, 9/20/2026	13		15
Pool # 2499, 8.00%, 10/20/2027	4		4
Pool # 2525, 8.00%, 12/20/2027	1		1
Pool # 2646, 7.50%, 9/20/2028	8		9
Pool # 4224, 7.00%, 8/20/2038	2,169		2,470
Pool # 4245, 6.00%, 9/20/2038	2,036		2,252
Pool # 4247, 7.00%, 9/20/2038	2,516		2,895

TOTAL MORTGAGE-BACKED SECURITIES (Cost $131,811)			132,746

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	3,000		3,018
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	2,271		2,285
Morgan Stanley Re-REMIC Trust Series 2012-IO, Class AXA, 1.00%, 3/27/2051(a)	1,634		1,626
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class AJ, 5.48%, 8/15/2039(e)	2,561		2,566

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,678)			9,495

	Shares (000)
SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%, (h)(i) (Cost $5,959)	5,959		5,959

Total Investments — 99.5% (Cost $3,494,999)			3,456,631
Other Assets in Excess of Liabilities — 0.5%			18,869

Net Assets — 100.0%			3,475,500

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

ARM		Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2018.
CSMC		Credit Suisse Mortgage Trust
FHA		Federal Housing Administration
FHLB		Federal Home Loan Bank
FHLMC		Federal Home Loan Mortgage Corp.
FNMA		Federal National Mortgage Association
GNMA		Government National Mortgage Association
HB		High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE		Intercontinental Exchange
IF		Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2018. The rate may be subject to a cap and floor.
IO		Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR		London Interbank Offered Rate
PO		Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC		Real Estate Mortgage Investment Conduit
STRIPS		Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD		United States Dollar
VA		Veterans Administration

(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Amount rounds to less than 0.05% of net assets.
(c)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(d)	—	The rate shown is the effective yield as of May 31, 2018.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(e)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(f)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(g)	—	Amount rounds to less than one thousand.
(h)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	The rate shown was the current yield as of May 31, 2018.
‡	—	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$288,592	$36,081		$324,673
Collateralized Mortgage Obligations	—	187,545	—	(a)	187,545
Commercial Mortgage-Backed Securities	—	9,495	—		9,495
Corporate Bonds
Aerospace & Defense	—	11,347	—		11,347
Auto Components	—	996	—		996
Automobiles	—	13,540	—		13,540
Banks	—	318,286	—		318,286
Beverages	—	22,528	—		22,528
Biotechnology	—	19,092	—		19,092
Building Products	—	1,866	—		1,866
Capital Markets	—	162,092	—		162,092
Chemicals	—	12,654	—		12,654
Commercial Services & Supplies	—	868	—		868
Consumer Finance	—	70,067	—		70,067
Diversified Financial Services	—	19,838	—		19,838
Diversified Telecommunication Services	—	16,940	—		16,940
Electric Utilities	—	31,399	—		31,399
Electronic Equipment, Instruments & Components	—	693	—		693
Energy Equipment & Services	—	5,364	—		5,364
Equity Real Estate Investment Trusts (REITs)	—	38,420	—		38,420
Food & Staples Retailing	—	4,261	—		4,261
Food Products	—	20,511	—		20,511
Gas Utilities	—	10,406	—		10,406
Health Care Equipment & Supplies	—	13,479	—		13,479
Health Care Providers & Services	—	23,875	—		23,875
Hotels, Restaurants & Leisure	—	1,078	—		1,078
Household Durables	—	2,422	—		2,422
Independent Power and Renewable Electricity Producers	—	2,552	—		2,552
Industrial Conglomerates	—	1,914	—		1,914
Insurance	—	47,543	—		47,543
Internet & Direct Marketing Retail	—	1,938	—		1,938
IT Services	—	6,422	—		6,422
Life Sciences Tools & Services	—	3,024	—		3,024

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds Machinery	$—	$1,289	$—	$1,289
Media	—	13,179	—	13,179
Metals & Mining	—	1,260	—	1,260
Multi-Utilities	—	11,246	—	11,246
Oil, Gas & Consumable Fuels	—	98,457	—	98,457
Pharmaceuticals	—	17,786	—	17,786
Road & Rail	—	14,937	—	14,937
Semiconductors & Semiconductor Equipment	—	4,342	—	4,342
Software	—	2,241	—	2,241
Specialty Retail	—	3,556	—	3,556
Thrifts & Mortgage Finance	—	6,180	—	6,180
Tobacco	—	2,110	—	2,110
Trading Companies & Distributors	—	12,666	—	12,666
Wireless Telecommunication Services	—	2,188	—	2,188

Total Corporate Bonds	—	1,076,852	—	1,076,852

Mortgage-Backed Securities	—	132,746	—	132,746
U.S. Government Agency Securities	—	364,103	—	364,103
U.S. Treasury Obligations	—	1,355,258	—	1,355,258
Short-Term Investments
Investment Companies	5,959	—	—	5,959

Total Investments in Securities	$5,959	$3,414,591	$36,081	$3,456,631

(a)	Amount rounds to less than one thousand.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers among any levels during the period ended May 31, 2018.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Short Duration Bond Fund	Balance as of February 28, 2018		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018
Investments in Securities:
Asset-Backed Securities	$41,189		$—	$(81)	$2	$—	$(3,240)	$—	$(1,789)	$36,081
Collateralized Mortgage Obligations	—	(a)	—	— (a)	—	—	— (a)	—	—	—	(a)

Total	$41,189		$—	$(81)	$2	$—	$(3,240)	$—	$(1,789)	$36,081

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(81,000).

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$15,605		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (6.73%)
				Constant Default Rate	0.00% - 30.00% (3.48%)
				Yield (Discount Rate of Cash Flows)	2.27% - 6.26% (3.71%)

Asset-Backed Securities	15,605

	—	(a)	Discounted Cash Flow	PSA Prepayment Model	256.00% (256.00%)

				Yield (Discount Rate of Cash Flows)	4.33% (4.33%)

Collateralized Mortgage Obligations	—	(a)

Total	$15,605

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2018, the value of these investments was approximately $20,476,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Amount rounds to less than one thousand.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 98.3%(a)
Alabama — 1.4%
Other Revenue — 0.0%(b)
Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project Rev., 5.00%, 3/1/2023	500	563

Utility — 1.4%
Black Belt Energy Gas District, Gas Prepay Series B-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.62%, 12.00% Cap), 1.68%, 6/7/2018(c)	7,500	7,460
Black Belt Energy Gas District, Gas Supply Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021(d)	8,320	8,721
Southeast Alabama Gas District, Project No.1
Series A, Rev., 5.00%, 4/1/2021	2,865	3,075
Series A, Rev., 5.00%, 4/1/2022	3,220	3,518

		22,774

Total Alabama		23,337

Alaska — 0.0%(b)
Utility — 0.0%(b)
City of Anchorage, Electric Utilities, Senior Lien Series A, Rev., 5.00%, 12/1/2023	500	571

Arizona — 1.7%
Certificate of Participation/Lease — 0.0%(b)
Arizona School Facilities Board Series A-1, COP, 5.00%, 9/1/2019	500	520

General Obligation — 0.2%
City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,849

Hospital — 0.2%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series A, Rev., 5.00%, 12/1/2025	3,540	4,055

Industrial Development Revenue/Pollution Control Revenue — 1.1%
Maricopa County Industrial Development Authority, Banner Health
Series B, Rev., 5.00%, 10/18/2022(d)	7,370	8,225
Series C, Rev., 5.00%, 10/18/2024(d)	9,000	10,364

		18,589

Other Revenue — 0.0%(b)
Town of Marana, Excise Tax
Series B, Rev., 4.00%, 7/1/2020	75	78
Series B, Rev., 5.00%, 7/1/2021	100	109

		187

Transportation — 0.1%
Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund Rev., 5.25%, 7/1/2018	1,000	1,003

Water & Sewer — 0.1%
Pima County, Sewer System Rev., 5.00%, 7/1/2018	1,000	1,002

Total Arizona		28,205

Arkansas — 0.3%
Education — 0.3%
University of Arkansas, UAMS Campus
Rev., 5.00%, 3/1/2020	535	564
Rev., 5.00%, 3/1/2025	500	584
Rev., 5.00%, 3/1/2026	1,000	1,162
University of Central Arkansas, Student Housing System Series A, Rev., 5.00%, 11/1/2021	1,600	1,751

		4,061

Other Revenue — 0.0%(b)
City of Little Rock, Hotel & Restaurant Rev., 5.00%, 7/1/2020	580	615

Total Arkansas		4,676

California — 26.6%
Certificate of Participation/Lease — 0.1%
City of Chula Vista, Police Facility Project
COP, 5.00%, 10/1/2021	360	396
COP, 5.00%, 10/1/2022	465	524
COP, 5.00%, 10/1/2023	1,000	1,150
Goleta Water District Series A, COP, AGM, 5.00%, 12/1/2020	140	151

		2,221

Education — 0.9%
California Educational Facilities Authority, Claremont McKenna College Series A, Rev., 4.00%, 1/1/2024	1,675	1,865
Regents of the University of California Series AK, Rev., 5.00%, 5/15/2023(d)	11,505	13,225

		15,090

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — 8.9%
Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,187
City & County of San Francisco Series A, GO, 5.00%, 6/15/2025	5,310	5,948
County of Los Angeles, Community College District Series C, GO, 5.00%, 6/1/2026	5,000	6,032
County of Sacramento, San Juan Unified School District, Election of 2002
GO, 5.00%, 8/1/2019	860	893
GO, 5.00%, 8/1/2020	775	830
County of Santa Clara, Moreland School District GO, 5.00%, 8/1/2021	1,000	1,099
County of Santa Clara, San Jose Unified School District GO, 5.00%, 8/1/2023	350	404
Grossmont Healthcare District
Series D, GO, 5.00%, 7/15/2026	1,225	1,446
Series D, GO, 5.00%, 7/15/2027	1,285	1,511
Grossmont Healthcare District, Election of 2006 Series C, GO, 5.00%, 7/15/2026	1,000	1,180
Los Angeles Unified School District Series C, GO, 5.00%, 7/1/2021	11,535	12,674
Moulton-Niguel Water District Consolidated GO, 5.00%, 9/1/2018	300	302
Novato Unified School District
GO, 4.00%, 2/1/2022	535	578
GO, 5.00%, 2/1/2023	685	782
GO, 5.00%, 2/1/2024	870	1,015
GO, 5.00%, 8/1/2025	1,500	1,757
GO, 5.00%, 8/1/2026	1,800	2,101
Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,381
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,096
Salinas Union High School District GO, BAN, Zero Coupon, 8/1/2020	2,000	1,912
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series R-3, GO, 5.00%, 7/1/2019	6,310	6,545
San Diego Unified School District, Election of 2012 Series F, GO, 5.00%, 7/1/2029	550	647
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 3.00%, 8/1/2022	2,735	2,871
Series D, GO, 5.00%, 8/1/2027	1,500	1,778
Series D, GO, 5.00%, 8/1/2028	1,685	1,993
San Francisco Unified School District
Series A, GO, 4.00%, 8/1/2022	30	33
Series B, GO, 5.00%, 8/1/2026	50	60
San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,844
San Mateo County Community College District
GO, 5.00%, 9/1/2025	700	822
GO, 5.00%, 9/1/2026	1,095	1,283
Southwestern Community College District
Series A, GO, 4.00%, 8/1/2031	270	297
Series A, GO, 4.00%, 8/1/2032	250	273
Series A, GO, 4.00%, 8/1/2033	300	325
State of California, Various Purpose
Series B, GO, 5.00%, 9/1/2023	2,810	3,240
GO, 5.00%, 11/1/2023	3,560	4,117
GO, 5.00%, 3/1/2026	13,210	15,527
GO, 5.00%, 9/1/2026	4,900	5,896
GO, 5.00%, 9/1/2027	2,000	2,195
GO, 4.00%, 8/1/2028	4,000	4,474
GO, 5.00%, 9/1/2028	2,500	2,742
GO, 4.00%, 8/1/2029	4,180	4,651
GO, 5.00%, 8/1/2029	7,830	9,315
GO, 4.00%, 8/1/2030	10,000	11,067
Vacaville Unified School District, Election of 2014 Series B, GO, 4.00%, 8/1/2019	1,000	1,028
Whittier Union School District GO, 5.00%, 8/1/2023	10,495	12,116

		144,267

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — 3.2%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,197
California Health Facilities Financing Authority, Kaiser Permanente
Series C, Rev., 5.00%, 11/1/2022(d)	5,000	5,651
Series D, Rev., 5.00%, 11/1/2022(d)	17,420	19,690
California Health Facilities Financing Authority, Providence Health & Services
Series A, Rev., 5.00%, 10/1/2021	750	826
Series A, Rev., 5.00%, 10/1/2022	1,500	1,689
California Health Facilities Financing Authority, St. Joseph Health System
Series C, Rev., 5.00%, 10/15/2019(d)	5,000	5,228
Series D, Rev., 5.00%, 10/15/2020(d)	12,870	13,839
California Municipal Finance Authority, NorthBay Healthcare Group
Series A, Rev., 5.00%, 11/1/2023	500	553
Series A, Rev., 5.00%, 11/1/2024	800	893
Series A, Rev., 5.00%, 11/1/2025	745	837
California Statewide Communities Development Authority, Marin General Hospital Project
Rev., 5.00%, 8/1/2026	275	325
Rev., 5.00%, 8/1/2027	250	297
Rev., 5.00%, 8/1/2028	250	298

		52,323

Housing — 0.4%
Anaheim Housing & Public Improvements Authority, Electric Utility Distribution System Series 2016-A, Rev., 5.00%, 10/1/2032	1,725	1,882
California Statewide Communities Development Authority, LA Puente Park Apartments Series F, Rev., 1.20%, 10/1/2018(d)	4,750	4,741

		6,623

Other Revenue — 3.2%
Alameda County Transport Authority, Sales Tax
Rev., 4.00%, 3/1/2019	5,000	5,093
Rev., 5.00%, 3/1/2020	1,240	1,312
Rev., 4.00%, 3/1/2022	5,000	5,404
California Infrastructure & Economic Development Bank, The J. Paul Getty Trust
Series A-3, Rev., (ICE LIBOR USD 3 Month + 0.37%, 8.00% Cap), 2.02%, 7/2/2018(c)	8,000	8,058
Series A-4, Rev., (ICE LIBOR USD 3 Month + 0.37%, 8.00% Cap), 2.02%, 7/2/2018(c)	7,000	7,064
California Municipal Finance Authority, Biola University
Rev., 4.00%, 10/1/2019	205	211
Rev., 5.00%, 10/1/2021	370	404
California State Public Works Board, Department of General Services Series F, Rev., 5.00%, 5/1/2021	4,500	4,906
Contra Costa County Transportation Authority, Sales Tax
Series B, Rev., 5.00%, 3/1/2019	1,750	1,796
Series A, Rev., 4.00%, 3/1/2023	3,420	3,759
Series A, Rev., 5.00%, 3/1/2023	2,420	2,770
Series A, Rev., 5.00%, 3/1/2024	2,000	2,336
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A, Rev., 5.00%, 6/1/2021	1,000	1,091
Riverside Community Properties Development, Inc., Riverside County Law Building Project
Rev., 5.00%, 10/15/2018(e)	640	648
Rev., 5.00%, 10/15/2019(e)	780	813
San Diego County Regional Transportation Commission, Sales Tax
Series A, Rev., 5.00%, 4/1/2021	250	272
Series A, Rev., 5.00%, 4/1/2022	100	112
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2024	525	618
Series A, Rev., 5.00%, 7/1/2025	905	1,082
San Francisco State Building Authority & Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,922
Santa Clara County Financing Authority, Capital Projects Series A, Rev., 5.00%, 2/1/2019	1,225	1,253
Sonoma County Transportation Authority, Sales Tax Rev., 5.00%, 12/1/2024	1,000	1,180

		52,104

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — 0.3%
Anaheim Housing & Public Improvements Authority, Electric Utility Distribution System Series 2016-A, Rev., 5.00%, 10/1/2021(e)	1,275	1,409
California State Public Works Board, California State University Series E, Rev., 5.00%, 4/1/2019(e)	1,160	1,193
California State Public Works Board, California State University, Davidson Library at Santa Barbara Series C, Rev., 5.00%, 3/1/2023(e)	2,820	3,224

		5,826

Transportation — 4.1%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area
Series G, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.60%, 12.00% Cap), 1.66%, 6/7/2018(c)	9,000	8,991
Series C, Rev., 1.88%, 4/1/2019(d)	7,550	7,561
Series S-7, Rev., 4.00%, 4/1/2029	20,000	22,451
City of Los Angeles Department of Airports
Series C, Rev., 5.00%, 5/15/2019	1,000	1,033
Series A, Rev., AMT, 5.00%, 5/15/2021	1,590	1,727
Series C, Rev., 5.00%, 5/15/2022	750	836
Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,751
Series B, Rev., 4.00%, 5/15/2023	315	345
Series B, Rev., 4.00%, 5/15/2024	365	404
Series C, Rev., 5.00%, 5/15/2024	700	810
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,107
Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,239
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,922
Los Angeles County Metropolitan Transportation Authority Series A, Rev., 5.00%, 7/1/2019	9,665	10,026

		66,203

Utility — 1.6%
California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co. Series E, Rev., 1.75%, 6/1/2022(d)	3,500	3,362
City of Los Angeles Department of Water & Power, Power System Series B, Rev., 5.00%, 12/1/2018	10,000	10,152
City of Los Angeles, Department of Water & Power, Water System Series A, Rev., 5.00%, 7/1/2025	100	119
Sacramento Municipal Utility District, Electric
Series E, Rev., 5.00%, 8/15/2022	2,740	3,114
Series E, Rev., 5.00%, 8/15/2027	105	129
Southern California Public Power Authority, Magnolia Power Project Series 1, Rev., 2.00%, 7/1/2020(d)	7,000	7,037
Southern California, Public Power Authority Canyon Power Project Series A, Rev., 5.00%, 7/1/2026	1,000	1,096
Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	455

		25,464

Water & Sewer — 3.9%
Burlingame Financing Authority Water & Wastewater Rev., 4.00%, 4/1/2020	250	261
California State Department of Water Resources, Central Valley Project Water System Series AU, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.22%, 8.00% Cap), 1.28%, 6/7/2018(c)	10,000	10,020
California State Department of Water Resources, Power Supply Series L, Rev., 5.00%, 5/1/2019	15,000	15,476
City of Los Angeles Wastewater System Subordinate Series A, Rev., 5.00%, 6/1/2018	1,500	1,500

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — continued
Series A, Rev., 5.00%, 6/1/2019	1,250	1,294
Series A, Rev., 5.00%, 6/1/2022	2,750	3,118
County of San Mateo, Silicon Valley Clean Water Rev., 4.00%, 2/1/2019	400	407
East Bay Municipal Utility District, Wastewater System
Series B, Rev., 5.00%, 6/1/2019	2,330	2,412
Series A, Rev., 5.00%, 6/1/2020	3,000	3,206
Eastern Municipal Water District, Water & Wastewater
Series C, Rev., 5.00%, 7/1/2021	2,530	2,780
Series C, Rev., 5.00%, 7/1/2022	1,700	1,916
Metropolitan Water District of Southern California
Series A, Rev., 5.00%, 7/1/2019	8,000	8,303
Series C-1, Rev., 3.00%, 10/1/2019(d)	6,105	6,205
Orange County Sanitation District, Wastewater Series A, Rev., 5.00%, 2/1/2030	5,000	6,052

		62,950

Total California		433,071

Colorado — 1.8%
Certificate of Participation/Lease — 0.4%
City of Aurora
COP, 3.00%, 12/1/2020	125	128
COP, 4.00%, 12/1/2022	375	404
COP, 5.00%, 12/1/2030	375	437
City of Longmont
Series A, COP, 5.00%, 12/1/2021	100	110
Series A, COP, 5.00%, 12/1/2022	100	112
Series A, COP, 5.00%, 12/1/2024	100	114
County of Boulder, Flood Reconstruction Projects
COP, 5.00%, 12/1/2022	720	771
COP, 5.00%, 12/1/2023	500	536
COP, 5.00%, 12/1/2025	500	535
County of Eagle
COP, 3.00%, 12/1/2018	500	503
COP, 5.00%, 12/1/2022	200	225
State of Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement
COP, 3.00%, 6/15/2020	250	256
COP, 3.00%, 6/15/2021	1,000	1,028
COP, 5.00%, 6/15/2023	450	509
COP, 5.00%, 6/15/2025	615	715

		6,383

Education — 0.3%
Board of Governors of the University of Colorado, Enterprise System Series B, Rev., 5.00%, 3/1/2029	650	767
University of Colorado, Enterprise System Series A-2, Rev., 5.00%, 6/1/2022	1,080	1,210
University of Colorado, University Enterprise Series A, Rev., 5.00%, 6/1/2022	3,150	3,528

		5,505

General Obligation — 0.1%
Counties of Gunnison, Watershed School District No. 1
GO, 4.00%, 12/1/2022	300	326
GO, 5.00%, 12/1/2026	500	578

		904

Hospital — 0.3%
Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project Rev., 5.00%, 9/1/2027	675	784
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023(d)	1,150	1,150
University of Colorado Hospital Authority Series C-1, Rev., 4.00%, 3/1/2020(d)	2,620	2,684

		4,618

Housing — 0.3%
Adams County Colorado Housing Authority Multifamily Housing, Baker School Apartment Project Rev., 1.50%, 11/1/2019(d)	5,000	4,958

Other Revenue — 0.1%
Denver Convention Center Hotel Authority
Rev., 4.00%, 12/1/2019	375	385
Rev., 4.00%, 12/1/2020	500	520

		905

Prerefunded — 0.2%
Regional Transportation District Series A, COP, 5.00%, 6/1/2020(e)	3,700	3,927

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Transportation — 0.1%
E-470 Public Highway Authority, Senior LIBOR Index Series A, Rev., (ICE LIBOR USD 1 Month + 0.90%, 10.00% Cap), 2.23%, 6/7/2018(c)	2,500	2,504

Total Colorado		29,704

Connecticut — 3.7%
Education — 2.2%
Connecticut State Health and Educational Facility Authority, Sacred Heart University
Series I-1, Rev., 5.00%, 7/1/2030	400	462
Series I-1, Rev., 5.00%, 7/1/2031	400	460
State of Connecticut, Health & Educational Facilities Authority, Hartford Healthcare Issue Series G, Rev., (ICE LIBOR USD 1 Month + 0.95%, 12.00% Cap), 2.25%, 7/2/2018(c)	15,000	15,180
State of Connecticut, Health & Educational Facility Authority Series B, Rev., (ICE LIBOR USD 1 Month + 0.55%, 12.00% Cap), 1.83%, 7/2/2018(c)	18,775	18,808

		34,910

General Obligation — 1.5%
Hartford County, Connecticut Metropolitan District Series B, GO, BAN, 3.00%, 8/1/2018	23,000	23,053
State of Connecticut, SIFMA Index Series B, GO, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.49%, 10.00% Cap), 1.55%, 6/7/2018(c)	1,500	1,496

		24,549

Total Connecticut		59,459

Delaware — 0.0%(b)
General Obligation — 0.0%(b)
State of Delaware GO, 5.00%, 7/1/2019	120	124

District of Columbia — 0.3%
Hospital — 0.2%
District of Columbia Children’s Hospital
Rev., 5.00%, 7/15/2020	1,100	1,169
Rev., 5.00%, 7/15/2021	500	543
Rev., 5.00%, 7/15/2022	850	944

		2,656

Transportation — 0.1%
Metropolitan Washington Airports Authority, Airport System Series C, Rev., 5.00%, 10/1/2021	1,475	1,618

Total District of Columbia		4,274

Florida — 0.6%
Certificate of Participation/Lease — 0.2%
School Board of Duval County Series B, COP, 5.00%, 7/1/2021	750	816
Seminole County School Board
Series A, COP, 4.00%, 7/1/2018	295	295
Series A, COP, 5.00%, 7/1/2019	200	207
Series A, COP, 5.00%, 7/1/2020	210	223
St. Johns County School Board, Master Lease Program COP, 5.00%, 7/1/2019	1,500	1,551

		3,092

Education — 0.1%
Board of Governors of the University of Florida, Student Activity Rev., 5.00%, 7/1/2020	1,660	1,765

General Obligation — 0.1%
Reedy Creek Improvement District Series B, GO, 4.00%, 6/1/2019	1,000	1,022

Transportation — 0.1%
Miami-Dade County Expressway Authority, Toll System
Series A, Rev., 5.00%, 7/1/2020	1,550	1,646
Series A, Rev., 5.00%, 7/1/2022	625	695

		2,341

Water & Sewer — 0.1%
City of Miami Beach, Water and Sewer Rev., 5.00%, 9/1/2025	675	788

Total Florida		9,008

Georgia — 2.8%
General Obligation — 1.3%
City of Atlanta Series A, GO, 4.00%, 12/1/2019	1,000	1,033
State of Georgia
Series I, GO, 5.00%, 7/1/2019	1,250	1,294
Series I, GO, 5.00%, 7/1/2021	8,165	8,924
Series E, GO, 5.00%, 12/1/2025	6,750	8,010
Series F, GO, 5.00%, 7/1/2028	2,000	2,395

		21,656

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Housing — 0.1%
Gwinnett County Development Authority, Gwinnett College Student Housing Project
Series A, Rev., 5.00%, 7/1/2025	725	838
Series A, Rev., 5.00%, 7/1/2026	700	816

		1,654

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Monroe County Development Authority, Pollution Control, Gulf Power Company Plant, Scherer Project Rev., 2.00%, 6/21/2018(d)	4,000	4,000

Other Revenue — 0.8%
Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien
Series A-1, Rev., 5.00%, 7/1/2027	1,000	1,145
Series A-1, Rev., 5.00%, 7/1/2028	1,000	1,144
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Series 2017, Rev., 5.00%, 7/1/2023	325	369
Series 2017, Rev., 5.00%, 7/1/2024	420	484
Series 2017, Rev., 5.00%, 7/1/2025	250	292
Series 2017, Rev., 5.00%, 7/1/2026	275	323
Series 2017, Rev., 5.00%, 7/1/2027	300	356
Series 2017, Rev., 5.00%, 7/1/2028	375	442
Series 2017, Rev., 5.00%, 7/1/2029	575	676
Series 2017, Rev., 5.00%, 7/1/2030	1,200	1,405
Series 2017, Rev., 4.00%, 7/1/2032	1,000	1,063
Fulton County Development Authority, Technology Athletic Association Project
Series A, Rev., 5.00%, 10/1/2022	5,000	5,590

		13,289

Utility — 0.2%
City of Dalton, Board of Water Light & Sinking Fund Commissioners
Rev., 5.00%, 3/1/2025	500	583
Rev., 5.00%, 3/1/2026	500	588
Rev., 5.00%, 3/1/2032	1,095	1,272

		2,443

Water & Sewer — 0.2%
City of Atlanta, Water & Wastewater, Revenue Refunding Series A-1, Rev., (ICE LIBOR USD 1 Month + 1.50%, 10.00% Cap), 2.83%, 6/7/2018(c)	3,000	3,014

Total Georgia		46,056

Guam — 0.0%(b)
Other Revenue — 0.0%(b)
Government of Guam, Limited Obligation Section 30 (Guam) Series A, Rev., 5.00%, 12/1/2018	750	760

Hawaii — 1.5%
General Obligation — 1.5%
City & County of Honolulu, Rail Transit Project GO, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.30%, 8.00% Cap), 1.36%, 6/7/2018(c)	2,200	2,206
State of Hawaii
Series DY, GO, 5.00%, 2/1/2020	10,160	10,688
Series EF, GO, 5.00%, 11/1/2021	7,640	8,403
Series FK, GO, 5.00%, 5/1/2029	2,765	3,290

		24,587

Total Hawaii		24,587

Illinois — 4.0%
Education — 0.3%
Illinois Educational Facilities Authority, University of Chicago Series B-2, Rev., 1.55%, 2/13/2020(d)	5,000	4,952
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2023	200	225
Rev., 5.00%, 10/1/2025	300	345
Rev., 5.00%, 10/1/2028	250	288

		5,810

General Obligation — 1.8%
City of Chicago Series C, GO, 5.00%, 1/1/2022	5,000	5,254
Cook County Township High School District No. 225 Series A, GO, 5.00%, 12/1/2023	5	6
County of DuPage, Courthouse Project GO, 5.00%, 1/1/2024	335	381
County of Winnebago, Public Safety Series A, GO, 4.00%, 12/30/2019	3,065	3,170

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
DuPage County Forest Preserve District GO, 5.00%, 1/1/2021	2,800	3,008
Kane & DeKalb Counties Community Unit School District No. 301 GO, 5.00%, 1/1/2027	355	413
Lincoln Land Community College District No. 526
GO, 5.00%, 12/15/2021	305	335
GO, 4.00%, 12/15/2022	440	467
McHenry County, Woodstock Community Unit School District No. 200 GO, 5.00%, 1/15/2021	300	321
State of Illinois Series D, GO, 5.00%, 11/1/2020	15,000	15,638

		28,993

Hospital — 1.2%
Illinois Finance Authority, Advocate Health Care Series A-1, Rev., 5.00%, 1/15/2020(d)	6,000	6,292
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital
Rev., 5.00%, 8/15/2026	1,550	1,815
Rev., 5.00%, 8/15/2027	1,500	1,776
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021(d)	3,750	3,717
Illinois Finance Authority, Edward-Elmhurst Healthcare Series A, Rev., 5.00%, 1/1/2030	2,500	2,788
Illinois Finance Authority, Silver Cross Hospital & Medical Centers
Series C, Rev., 5.00%, 8/15/2021	150	160
Series C, Rev., 5.00%, 8/15/2022	500	543
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc. Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,352

		19,443

Other Revenue — 0.2%
State of Illinois, Junior Obligation Rev., 5.00%, 6/15/2018	2,745	2,748

Transportation — 0.3%
City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding
Series A, Rev., AMT, 5.00%, 1/1/2020	1,425	1,485
Series B, Rev., 5.00%, 1/1/2020	500	524
Series A, Rev., AMT, 5.00%, 1/1/2021	2,580	2,756

		4,765

Water & Sewer — 0.2%
Illinois Finance Authority, Clean Water Initiative Rev., 5.00%, 1/1/2019	2,515	2,562

Total Illinois		64,321

Indiana — 1.1%
Education — 0.2%
County of Elkhart, GCS School Building Corp. One, First Mortgage Refunding & Improvement Rev., 5.00%, 7/15/2018	265	266
Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project Series B, Rev., 5.00%, 2/1/2019	1,170	1,193
New Albany Floyd County School Building Corp.
Rev., 5.00%, 7/15/2021	700	762
Rev., 5.00%, 7/15/2022	835	928

		3,149

Other Revenue — 0.5%
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,127
Indiana State Finance Authority State Revolving Fund Program Refunding Series B, Rev., 5.00%, 2/1/2019	5,500	5,621
Indiana State Office Building Commission, Indiana State Museum Facility Series C, Rev., NATL-RE, 5.25%, 7/1/2019(e)	750	777

		7,525

Utility — 0.4%
City of Rockport, Indiana Michigan Power Company Project Series B, Rev., 3.05%, 6/1/2025	5,000	5,025
Indiana Municipal Power Agency, Power Supply System Series A, Rev., 5.00%, 1/1/2019	1,250	1,273

		6,298

Water & Sewer — 0.0%(b)
Evansville Local Public Improvement Bond Bank, Sewage Works Project Series A, Rev., 5.00%, 7/1/2019	620	641

Total Indiana		17,613

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Iowa — 0.9%
Hospital — 0.9%
Iowa Finance Authority, Health Systems Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 50.00%, 18.00% Cap), 1.63%, 6/7/2018(c)(f)	14,000	14,007

Kansas — 0.4%
General Obligation — 0.3%
Butler County, Unified School District No. 375 GO, 4.00%, 9/1/2024	200	213
Johnson County Unified School District No. 233 Series B, GO, 4.00%, 9/1/2025	625	685
Seward County Unified School District No. 480
Series B, GO, 5.00%, 9/1/2023	1,140	1,295
Series B, GO, 5.00%, 9/1/2025	1,750	2,034

		4,227

Hospital — 0.0%(b)
University of Kansas Hospital Authority, Health System Series A, Rev., 5.00%, 3/1/2024	275	313

Water & Sewer — 0.1%
City of Wichita, Water & Sewer Utility Series A, Rev., 5.00%, 10/1/2022	2,200	2,464

Total Kansas		7,004

Kentucky — 0.3%
Education — 0.1%
Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,487

Prerefunded — 0.0%(b)
Carter County Kentucky School District Finance Corp. Rev., 4.50%, 2/1/2021(e)	250	266

Transportation — 0.0%(b)
Louisville Regional Airport Authority, Airport System Series B, Rev., 4.00%, 7/1/2018	345	346

Utility — 0.2%
Louisville/Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas & Electric Company Project Rev., AMT, 2.55%, 5/3/2021(d)	2,250	2,256

Total Kentucky		4,355

Louisiana — 0.7%
Hospital — 0.1%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 5.00%, 5/15/2023	400	448
Rev., 5.00%, 5/15/2024	500	568

		1,016

Other Revenue — 0.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	2,350	2,561
Louisiana Public Facilities Authority, Tulane University Project
Rev., 5.00%, 12/15/2022	230	257
Rev., 5.00%, 12/15/2023	315	358
Rev., 5.00%, 12/15/2024	300	345
Rev., 5.00%, 12/15/2025	250	291
Rev., 5.00%, 12/15/2026	300	352
Rev., 5.00%, 12/15/2027	600	709
Rev., 5.00%, 12/15/2029	200	234
Rev., 5.00%, 12/15/2030	150	175
Rev., 5.00%, 12/15/2032	165	191

		5,473

Water & Sewer — 0.3%
City of Shreveport, Water & Sewer, Junior Lien
Series C, Rev., 3.00%, 12/1/2021	175	180
Series C, Rev., 5.00%, 12/1/2022	270	301
Series C, Rev., 5.00%, 12/1/2023	365	414
Series C, Rev., 5.00%, 12/1/2024	1,510	1,730
Series C, Rev., 5.00%, 12/1/2025	915	1,057
Series C, Rev., 5.00%, 12/1/2026	500	582
Series C, Rev., 5.00%, 12/1/2028	400	474

		4,738

Total Louisiana		11,227

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Maryland — 2.5%
General Obligation — 2.0%
County of Montgomery, Public Improvement Series A, GO, 5.00%, 8/1/2019	2,000	2,075
State of Maryland, State & Local Facilities Loan of 2013, Second Series Series A, GO, 5.00%, 8/1/2020	12,795	13,656
State of Maryland, State & Local Facilities Loan of 2017, First Series Series A, GO, 5.00%, 3/15/2026	14,300	16,963

		32,694

Other Revenue — 0.3%
Maryland Stadium Authority, Construction & Revitalization Program
Series 2018A, Rev., 5.00%, 5/1/2027	2,100	2,504
Series 2018A, Rev., 5.00%, 5/1/2028	1,725	2,076

		4,580

Prerefunded — 0.2%
State of Maryland, State & Local Facilities Loan of 2015 Series A, GO, 5.00%, 3/1/2023(e)	3,000	3,398

Total Maryland		40,672

Massachusetts — 1.9%
General Obligation — 0.5%
City of Boston Series A, GO, 5.00%, 3/1/2023	7,360	8,364

Hospital — 0.7%
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.50%, 10.00% Cap), 1.56%, 6/7/2018(c)	10,000	10,008
Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group Series I, Rev., 5.00%, 7/1/2018	450	451
Massachusetts State Development Finance Agency, Lahey Health System Series F, Rev., 5.00%, 8/15/2026	500	532

		10,991

Other Revenue — 0.2%
Massachusetts Development Finance Agency, Caregroup Series H-1, Rev., 5.00%, 7/1/2019	3,250	3,358

Water & Sewer — 0.5%
Massachusetts Clean Water Trust, State Revolving Fund Rev., 5.00%, 8/1/2025	6,775	8,003

Total Massachusetts		30,716

Michigan — 1.4%
General Obligation — 0.3%
City of Royal Oak, Capital Improvement
GO, 5.00%, 4/1/2027	625	728
GO, 5.00%, 4/1/2028	245	287
Kalamazoo Public Schools GO, 5.00%, 5/1/2022	1,000	1,106
Troy School District, School Building & Site
GO, Q-SBLF, 5.00%, 5/1/2019	650	669
GO, Q-SBLF, 5.00%, 5/1/2020	500	529
GO, Q-SBLF, 5.00%, 5/1/2021	550	597
GO, Q-SBLF, 5.00%, 5/1/2022	500	554

		4,470

Hospital — 0.7%
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A, Rev., 5.00%, 12/1/2023	1,250	1,422
Series 2017A, Rev., 5.00%, 12/1/2024	1,500	1,730
Series 2017A, Rev., 5.00%, 12/1/2025	2,500	2,917
Series 2017A, Rev., 5.00%, 12/1/2026	2,250	2,655
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,578

		11,302

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021(d)	2,600	2,492

Other Revenue — 0.1%
Michigan Finance Authority, Local Government Loan Program
Series B, Rev., 4.00%, 11/1/2018	1,290	1,303
Series B, Rev., 4.00%, 11/1/2019	675	696
Series B, Rev., 4.00%, 11/1/2020	455	478

		2,477

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — 0.2%
City of Grand Rapids, Sanitary Sewer System Improvement Rev., 5.00%, 1/1/2022	350	386
Michigan Finance Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2021	2,250	2,467

		2,853

Total Michigan		23,594

Minnesota — 0.3%
Education — 0.1%
Minnesota Higher Education Facilities Authority Series L, Rev., 4.00%, 4/1/2020	350	364
Minnesota Higher Education Facilities Authority, Macalester College
Rev., 5.00%, 3/1/2024	230	264
Rev., 4.00%, 3/1/2025	175	193
Rev., 5.00%, 3/1/2026	150	176
Rev., 5.00%, 3/1/2027	150	178
Rev., 5.00%, 3/1/2029	150	177

		1,352

Transportation — 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport
Series A, Rev., 5.00%, 1/1/2020	220	231
Series A, Rev., 5.00%, 1/1/2022	1,000	1,102

		1,333

Utility — 0.1%
Western Minnesota Municipal Power Agency, Power Supply
Series A, Rev., 5.00%, 1/1/2023	1,500	1,687
Series A, Rev., 5.00%, 1/1/2024	1,000	1,145

		2,832

Total Minnesota		5,517

Mississippi — 0.1%
Other Revenue — 0.1%
Mississippi Development Bank, Rankin County Bond Project Rev., 5.00%, 3/1/2023	750	840

Missouri — 0.9%
Certificate of Participation/Lease — 0.1%
City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,097

Education — 0.2%
Health & Educational Facilities Authority
Rev., 4.00%, 10/1/2018	450	454
Rev., 4.00%, 10/1/2019	625	645
Rev., 4.00%, 10/1/2020	300	315
Rev., 4.00%, 10/1/2021	300	320
Missouri State Health & Educational Facilities Authority, Health Facilities, BJC Health System
Rev., 5.00%, 1/1/2019	855	871
Rev., 5.00%, 1/1/2021	225	241

		2,846

General Obligation — 0.0%(b)
County of Clay, North Kansas City School District 74, Refunding & Improvement, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	388

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water Series B, Rev., 5.00%, 7/1/2023	550	592

Other Revenue — 0.1%
City of Springfield Series A, Rev., 4.00%, 9/1/2018	350	352
County of St. Louis, Regional Convention & Sports Complex Authority, Convention & Sports Facility Series B, Rev., 5.00%, 8/15/2019	2,010	2,085

		2,437

Transportation — 0.5%
City of St. Louis, Lambert International Airport Series A, Rev., AGM, 5.00%, 7/1/2021	2,000	2,172
Kansas City, Missouri Airport Refunding, General Improvement Series B, Rev., 5.00%, 9/1/2018	1,250	1,260
Missouri Airport Refunding, Lambert St. Louis International Airport
Rev., 5.00%, 7/1/2021	1,575	1,712
Rev., 5.00%, 7/1/2022	1,000	1,111
Rev., 5.00%, 7/1/2023	1,080	1,223

		7,478

Total Missouri		14,838

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Montana — 0.2%
General Obligation — 0.2%
State of Montana, Long-Range Building Program
GO, 5.00%, 8/1/2021	690	761
GO, 5.00%, 8/1/2022	1,000	1,131
Yellowstone County, School District No. 2 Billings, School Building GO, 5.00%, 6/15/2020	650	690

		2,582

Total Montana		2,582

Nebraska — 0.2%
Certificate of Participation/Lease — 0.2%
Southeast Community College
COP, 5.00%, 12/15/2021	200	220
COP, 5.00%, 12/15/2024	440	509
COP, 5.00%, 12/15/2026	275	325
COP, 5.00%, 12/15/2027	495	591
COP, 5.00%, 12/15/2028	540	646
COP, 5.00%, 12/15/2029	635	756

		3,047

Total Nebraska		3,047

New Hampshire — 0.3%
General Obligation — 0.2%
State of New Hampshire
Series A, GO, 5.00%, 3/1/2026	2,880	3,370

Other Revenue — 0.1%
New Hampshire Municipal Bond Bank
Series A, Rev., 4.00%, 8/15/2018	900	905
Series A, Rev., 5.00%, 2/15/2019	520	532

		1,437

Total New Hampshire		4,807

New Jersey — 2.7%
Education — 0.3%
New Jersey Economic Development Authority, School Facilities Construction
Series A, Rev., 5.25%, 12/15/2020	1,040	1,072
Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,648
Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,026
New Jersey Educational Facilities Authority Rev., 5.00%, 6/1/2018	750	750

		5,496

General Obligation — 0.9%
County of Passaic GO, 5.00%, 2/1/2021	90	97
State of New Jersey Series Q, GO, 5.00%, 8/15/2020	10,075	10,700
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,064
Township of South Brunswick GO, 5.00%, 9/1/2022	425	475

		15,336

Other Revenue — 0.4%
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2031	3,070	3,525
Series A, Rev., 5.00%, 6/1/2032	2,500	2,855

		6,380

Prerefunded — 0.1%
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., 6.00%, 12/15/2018(e)	1,680	1,719

Transportation — 1.0%
New Jersey Transportation Trust Fund Authority, Transportation Program Series BB-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 1.00%, 12.00% Cap), 2.06%, 6/7/2018(c)	5,500	5,514
New Jersey Turnpike Authority Series C-6, Rev., VRDO, 2.09%, 7/2/2018(d)	10,000	10,000

		15,514

Total New Jersey		44,445

New Mexico — 0.2%
Housing — 0.1%
County of Bernalillo, Arroyo Vista Apartments Project Rev., 1.40%, 3/1/2019(d)	2,500	2,487

Other Revenue — 0.1%
New Mexico Finance Authority, Senior Lien Public Project Series B, Rev., 5.00%, 6/1/2021	800	871

Total New Mexico		3,358

New York — 10.5%
Education — 0.3%
New York State Dormitory Authority, Columbia University
Series B, Rev., 5.00%, 10/1/2021	585	644
Series B, Rev., 5.00%, 10/1/2023	2,500	2,881
New York State Dormitory Authority, The New School Series A, Rev., 5.00%, 7/1/2024	1,100	1,258

		4,783

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — 1.7%
Bedford Central School District GO, 5.00%, 11/15/2022	2,410	2,720
City of New York, Fiscal Year 2012 Subseries G-1, GO, 5.00%, 4/1/2020	3,860	4,083
City of New York, Fiscal Year 2013 Series B, GO, 4.00%, 8/1/2019	3,695	3,793
City of New York, Fiscal Year 2014 Series K, GO, 5.00%, 8/1/2019	6,250	6,487
Counties of Rockland & Orange, Ramapo Central School District GO, 4.00%, 10/15/2019	2,030	2,094
County of Orange, Public Improvement
Series B, GO, 5.00%, 3/1/2021	1,510	1,636
Series B, GO, 5.00%, 3/1/2022	1,000	1,110
Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,274
Town of East Hampton
GO, 5.00%, 5/15/2021	1,000	1,090
GO, 5.00%, 5/15/2023	1,000	1,142
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,802

		28,231

Hospital — 0.7%
Build Resource Corp., The New York Methodist Hospital Project
Rev., 5.00%, 7/1/2018	1,000	1,002
Rev., 5.00%, 7/1/2021	550	599
Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series B, Rev., 5.00%, 7/1/2023	800	897
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,181
Series 2017-1, Rev., 5.00%, 7/1/2027	4,705	5,717
Series 2017-1, Rev., 5.00%, 7/1/2028	1,015	1,211

		10,607

Industrial Development Revenue/Pollution Control Revenue — 0.2%
New York State Energy Research & Development Authority, Pollution Control, Electric & Gas Corp., Project Series C, Rev., 2.00%, 5/1/2020(d)	3,000	2,992

Other Revenue — 3.6%
Battery Park City Authority
Series A, Rev., 3.00%, 11/1/2018	3,450	3,471
Series A, Rev., 4.00%, 11/1/2019	2,500	2,582
Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center Series A, Rev., 5.00%, 7/15/2020	500	530
City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project Rev., 5.00%, 8/1/2020	500	530
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series B, Rev., 5.00%, 2/1/2020	2,750	2,897
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series A, Subseries A-1, Rev., 5.00%, 11/1/2020	3,700	3,977
New York Convention Center Development Corp. Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,834
New York Local Government Assistance Corp., Subordinated Lien Series A-5/6, Rev., 5.50%, 4/1/2019	1,500	1,547
New York State Dormitory Authority, State Sales Tax
Series A, Rev., 5.00%, 3/15/2021	2,000	2,170
Series A, Rev., 5.00%, 3/15/2024	6,135	7,099
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2020	15,405	16,545
Series A, Rev., 5.00%, 10/15/2022	4,800	5,415
Series A, Rev., 5.00%, 10/15/2025	4,500	5,249
Schenectady County Capital Resource Corp., Union College Project
Rev., 5.00%, 1/1/2024	960	1,101
Rev., 5.00%, 1/1/2025	400	465

		59,412

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — 0.3%
Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center Rev., 6.38%, 1/15/2020(e)	4,305	4,624

Special Tax — 0.1%
New York State Dormitory Authority, Personal Income Tax Series G, Rev., 5.00%, 8/15/2021	1,110	1,216

Transportation — 2.7%
Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System
Rev., 5.00%, 1/1/2020	465	488
Rev., 5.00%, 1/1/2021	815	877
Metropolitan Transportation Authority
Series D, Rev., 5.00%, 11/15/2018	2,770	2,811
Subseries C-1, Rev., 5.00%, 11/15/2019	2,000	2,091
Subseries A-1, Rev., 5.00%, 11/15/2020	1,435	1,539
Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,476
Metropolitan Transportation Authority, Green Bonds Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,318
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	10,108
Triborough Bridge & Tunnel Authority
Subseries B-C, Rev., (ICE LIBOR USD 1 Month + 0.40%, 9.00% Cap), 1.68%, 7/2/2018(c)	15,000	15,049
Series A, Rev., 5.00%, 11/15/2024	3,290	3,720

		44,477

Utility — 0.6%
Long Island Power Authority, Electric System
Series C, Rev., (ICE LIBOR USD 1 Month + 0.65%, 10.00% Cap), 1.99%, 7/2/2018(c)	5,000	5,005
Series 2017, Rev., 5.00%, 9/1/2025	500	587
Series 2017, Rev., 5.00%, 9/1/2026	1,000	1,186
Series 2017, Rev., 5.00%, 9/1/2027	500	599
Series 2017, Rev., 5.00%, 9/1/2028	750	893
Series 2017, Rev., 5.00%, 9/1/2030	750	885

		9,155

Water & Sewer — 0.3%
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution Series EE, Rev., 5.00%, 6/15/2019	5,000	5,174

Total New York		170,671

North Carolina — 1.0%
Education — 0.4%
University of North Carolina, Chapel Hill
Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%, 12.00% Cap), 1.68%, 7/2/2018(c)	5,750	5,782
Winston-Salem State University Foundation LLC Rev., AGM, 5.00%, 10/1/2023	445	505

		6,287

General Obligation — 0.6%
State of North Carolina Series D, GO, 4.00%, 6/1/2020	9,670	10,090

Other Revenue — 0.0%(b)
Jacksonville Public Facilities Corp. Series 2017, Rev., 5.00%, 4/1/2027	550	654

Total North Carolina		17,031

Ohio — 1.9%
Education — 0.2%
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series A, Rev., 4.00%, 12/1/2019	535	552
Ohio State Higher Educational Facility Commission, Oberlin College
Rev., 4.00%, 10/1/2018	600	605
Rev., 4.00%, 10/1/2019	675	695
Rev., 5.00%, 10/1/2020	1,000	1,069

		2,921

General Obligation — 0.3%
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	220
Cuyahoga Ohio Community College District, Facilities Construction & Improvement Bonds GO, 5.00%, 12/1/2028	2,300	2,690
Series 2018, GO, 4.00%, 12/1/2032	1,250	1,334
Series 2018, GO, 4.00%, 12/1/2033	1,300	1,379

		5,623

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — 1.1%
Akron, Bath & Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	375	404
County of Allen, Mercy Health Series B, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.75%, 12.00% Cap), 1.81%, 6/7/2018(c)	10,800	10,787
County of Lake, Hospital Facilities, Lake Hospital System, Inc.
Rev., 5.00%, 8/15/2023	1,445	1,620
Rev., 5.00%, 8/15/2024	1,655	1,874
State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 1.30%, 6/1/2018(d)	2,500	2,500

		17,185

Other Revenue — 0.1%
County of Cuyahoga Rev., 5.00%, 12/1/2022	1,165	1,307
State of Ohio, Capital Facilities Lease-Appropriation Series A, Rev., 5.00%, 10/1/2018	1,000	1,011

		2,318

Water & Sewer — 0.2%
Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati
Series A, Rev., 5.00%, 12/1/2018	500	508
Series A, Rev., 5.00%, 12/1/2019	640	670
Series A, Rev., 5.00%, 12/1/2021	1,375	1,515

		2,693

Total Ohio		30,740

Oklahoma — 0.5%
Education — 0.4%
Blaine County Educational Facilities Authority, Educational Facilities, Watonga Public Schools Project Rev., 5.00%, 12/1/2018	555	564
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Series 2018, Rev., 5.00%, 10/1/2022	500	554
Series 2018, Rev., 5.00%, 10/1/2023	355	400
Series 2018, Rev., 5.00%, 10/1/2025	1,000	1,155
Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project
Rev., 4.00%, 9/1/2018(e)	250	251
Rev., 5.00%, 9/1/2019	325	337
Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2021	2,000	2,180

		5,441

Other Revenue — 0.0%(b)
Cleveland County Justice Authority, Sales Tax, Detention Facility Project Rev., 4.00%, 3/1/2020	500	507

Utility — 0.1%
Oklahoma Municipal Power Authority, SIFMA Index Series A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.80%, 14.00% Cap), 1.86%, 6/7/2018(c)	1,525	1,524

Total Oklahoma		7,472

Oregon — 0.9%
Education — 0.0%(b)
Oregon State Facilities Authority, Reed College Project
Series A, Rev., 5.00%, 7/1/2028	125	149
Series A, Rev., 4.00%, 7/1/2032	350	380

		529

General Obligation — 0.3%
Clackamas County School District No. 12 Series B, GO, 5.00%, 6/15/2030	4,205	5,005

Prerefunded — 0.4%
Oregon State Department of Administrative Services, Lottery Series A, Rev., 5.25%, 4/1/2019(e)	6,210	6,391

Transportation — 0.2%
Port of Portland, International Airport
Series 23, Rev., 5.00%, 7/1/2023	1,000	1,136
Series 23, Rev., 5.00%, 7/1/2024	1,595	1,842

		2,978

Water & Sewer — 0.0%(b)
City of Portland, Sewer System, First Lien Series A, Rev., 5.00%, 10/1/2023	40	46

Total Oregon		14,949

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Pennsylvania — 5.3%
Education — 1.1%
Pennsylvania State Higher Educational Facilities Authority, Trustees of the University Series B, Rev., 5.00%, 10/1/2022	5,055	5,686
State Public School Building Authority, Community College of Philadelphia Project
Rev., 5.00%, 6/15/2021	2,760	2,974
Rev., 5.00%, 6/15/2024	2,625	2,979
State Public School Building Authority, Montgomery County Community College Rev., 5.00%, 5/1/2019	2,860	2,936
University of Pennsylvania, Higher Educational Facilities Authority, Health System
Series A, Rev., 5.00%, 8/15/2027	1,000	1,188
Series A, Rev., 5.00%, 8/15/2029	1,600	1,891

		17,654

General Obligation — 0.8%
Commonwealth of Pennsylvania Series 2011, GO, 4.00%, 11/15/2028	13,000	13,540
Schuylkill Valley School District GO, 5.00%, 4/1/2022	350	387

		13,927

Hospital — 0.6%
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2023	1,000	1,128
Rev., 5.00%, 11/1/2024	1,000	1,140
Rev., 5.00%, 11/1/2029	500	575
Rev., 5.00%, 11/1/2030	750	859
Rev., 4.00%, 11/1/2031	2,500	2,607
Montgomery County Higher Education & Health Authority, Thomas Jefferson University Rev., 5.00%, 9/1/2024	1,000	1,144
Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,615
Southcentral General Authority, Wellspan Health Obligation Group Series A, Rev., 5.00%, 6/1/2024	380	434

		9,502

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Lehigh County Industrial Development Authority, Pollution Control
Rev., 1.80%, 8/15/2022(d)	4,000	3,904
Rev., 1.80%, 9/1/2022(d)	2,500	2,439

		6,343

Other Revenue — 0.3%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2022	555	608
Series 2018, Rev., 5.00%, 6/1/2023	1,785	1,986
Series 2018, Rev., 5.00%, 6/1/2029	1,500	1,726
Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project Rev., 2.00%, 4/30/2020(d)	1,000	995

		5,315

Transportation — 0.5%
Pennsylvania Turnpike Commission
Series A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.68%, 12.00% Cap), 1.74%, 6/7/2018(c)	5,000	4,996
Subseries A-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.80%, 10.00% Cap), 1.86%, 6/7/2018(c)	2,500	2,499

		7,495

Water & Sewer — 1.6%
Allegheny County Sanitary Authority, Sewer
Rev., 5.00%, 12/1/2021	3,500	3,839
Rev., 5.00%, 12/1/2022	3,000	3,358
Rev., 5.00%, 12/1/2023	4,000	4,555
City of Philadelphia, Water & Wastewater
Series A, Rev., 5.00%, 1/1/2020	8,530	8,940
Series A, Rev., 5.00%, 7/1/2022	1,510	1,679
Series A, Rev., 5.00%, 7/1/2024	2,595	2,987

		25,358

Total Pennsylvania		85,594

Rhode Island — 0.2%
General Obligation — 0.2%
State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan Series A, GO, 5.00%, 10/15/2019(e)	1,475	1,540

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014 Series A, GO, 5.00%, 11/1/2019	1,000	1,045

		2,585

Total Rhode Island		2,585

South Carolina — 1.1%
General Obligation — 1.0%
County of Charleston Series C, GO, TRAN, 4.00%, 11/1/2028	14,605	16,443

Other Revenue — 0.1%
County of Charleston
Rev., 5.00%, 12/1/2018	645	655
Rev., 5.00%, 12/1/2019	1,000	1,047

		1,702

Total South Carolina		18,145

South Dakota — 0.2%
Education — 0.1%
South Dakota Health & Educational Facilities Authority
Series B, Rev., 4.00%, 11/1/2020	625	653
Series B, Rev., 4.00%, 11/1/2021	500	530
Series B, Rev., 5.00%, 11/1/2022	375	417

		1,600

Other Revenue — 0.1%
South Dakota State Building Authority
Series B, Rev., 5.00%, 6/1/2019	500	516
Series B, Rev., 5.00%, 6/1/2021	485	527

		1,043

Total South Dakota		2,643

Tennessee — 0.9%
Other Revenue — 0.0%(b)
Metropolitan Government of Nashville & Davidson, County Sports Authority, Public Improvement Rev., 5.00%, 7/1/2020	5	5

Utility — 0.9%
City of Chattanooga, Electric System Series A, Rev., 5.00%, 9/1/2022	800	898
Tennessee Energy Acquisition Corp., Gas Project
Series A, Rev., 4.00%, 5/1/2022	1,460	1,540
Series A, Rev., 4.00%, 5/1/2023	1,400	1,487
Series A, Rev., 4.00%, 5/1/2023(d)	10,000	10,620

		14,545

Total Tennessee		14,550

Texas — 10.7%
Education — 2.1%
Arlington Higher Education Finance Corp., Uplift Education Series A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,082
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series C, Rev., 5.00%, 8/1/2026	250	291
Series C, Rev., 5.00%, 8/1/2027	200	235
Series C, Rev., 5.00%, 8/1/2028	275	321
Series C, Rev., 5.00%, 8/1/2029	325	379
Series C, Rev., 5.00%, 8/1/2030	445	517
Series C, Rev., 5.00%, 8/1/2031	260	301
Austin Community College District, Combined Fee Series A, Rev., 5.00%, 2/1/2021	790	847
County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital Series 3, Rev., (ICE LIBOR USD 1 Month + 0.85%, 12.00% Cap), 2.20%, 6/7/2018(c)	7,500	7,539
Southwest Higher Education Authority, Inc., Southern Methodist University Project
Series 2017, Rev., 5.00%, 10/1/2021	425	465
Series 2017, Rev., 5.00%, 10/1/2022	400	446
Series 2017, Rev., 5.00%, 10/1/2023	400	454
Series 2017, Rev., 5.00%, 10/1/2024	400	461
Series 2017, Rev., 5.00%, 10/1/2025	600	700
Series 2017, Rev., 5.00%, 10/1/2026	525	619
Stephen F. Austin State University, Board of Regents, Revenue Financing System Rev., 4.00%, 10/15/2018	790	797

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — continued
Texas State University, Financing System
Series A, Rev., 5.00%, 3/15/2030	5,100	5,956
Series A, Rev., 5.00%, 3/15/2032	4,365	5,060
University of Texas, Financing System Series I, Rev., 5.00%, 8/15/2023	6,735	7,691

		34,161

General Obligation — 4.1%
Austin Independent School District Series B, GO, 5.00%, 8/1/2022	1,630	1,822
City of Abilene, Taylor & Jones Counties GO, 5.00%, 2/15/2021	475	512
City of Colony GO, 5.00%, 8/15/2020	610	650
City of Denton GO, 5.00%, 2/15/2023	1,045	1,177
City of El Paso, Refunding & Improvement
GO, 5.00%, 8/15/2021	530	578
GO, 5.00%, 8/15/2025	4,035	4,715
City of Fort Worth, Certificates of Obligation Series A, GO, 4.00%, 3/1/2019	785	798
City of Fort Worth, Refunding & Improvement, General Purpose GO, 4.00%, 3/1/2019	1,060	1,078
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2021	3,000	3,238
Series A, GO, 5.00%, 3/1/2024	8,000	9,163
Series A, GO, 5.00%, 3/1/2025	1,195	1,386
Series A, GO, 5.00%, 3/1/2026	4,000	4,679
City of Odessa
Series 2017, GO, 4.00%, 3/1/2025	1,150	1,258
Series 2017, GO, 5.00%, 3/1/2026	1,400	1,633
City of Victoria
Series 2017, GO, 5.00%, 8/15/2024	1,000	1,153
Series 2017, GO, 4.00%, 8/15/2029	1,975	2,156
Forney Independent School District, School Building
GO, PSF-GTD, 5.00%, 8/15/2024(g)	1,310	1,513
GO, PSF-GTD, 5.00%, 8/15/2025(g)	3,490	4,083
Galveston County, Limited Tax Flood Control Series 2017, GO, 4.00%, 2/1/2029	1,260	1,378
Galveston County, Unlimited Tax Road
Series 2017, GO, 4.00%, 2/1/2024	980	1,069
Series 2017, GO, 4.00%, 2/1/2025	800	878
Series 2017, GO, 4.00%, 2/1/2028	1,435	1,578
Judson Independent School District Series A, GO, 5.00%, 2/1/2019	595	608
Katy Independent School District, School Building
GO, PSF-GTD, 4.00%, 2/15/2027(g)	290	310
GO, PSF-GTD, 4.00%, 2/15/2028(g)	350	374
Odessa Junior College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2025	800	930
Southside Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2022	250	280
State of Texas, Transportation Commission Mobility Series B, GO, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.38%, 9.00% Cap), 1.44%, 6/7/2018(c)	17,500	17,466

		66,463

Hospital — 0.2%
Irving Hospital Authority, Baylor Scott and White Medical Center
Rev., VRDO, 2.16%, 6/7/2018(d)	1,750	1,750
Rev., 5.00%, 10/15/2022	250	276
Rev., 5.00%, 10/15/2028	250	283
Rev., 5.00%, 10/15/2029	500	563
Rev., 5.00%, 10/15/2031	1,000	1,116

		3,988

Other Revenue — 0.5%
Austin Convention Enterprises, Inc., Convention Center Hotel First Tier
Series A, Rev., 5.00%, 1/1/2021	500	537
Series A, Rev., 5.00%, 1/1/2022	750	823
Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier Series B, Rev., 5.00%, 1/1/2021	800	852
Lower Colorado River Authority Series B, Rev., 5.00%, 5/15/2023	4,700	5,201

		7,413

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — 0.4%
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System Series B, Rev., 7.25%, 12/1/2018(e)	5,605	5,758
Lower Colorado River Authority Series B, Rev., 5.00%, 5/15/2022(e)	60	66

		5,824

Transportation — 2.3%
City of Austin, Airport System
Series B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,273
Series B, Rev., AMT, 5.00%, 11/15/2027	585	677
Series B, Rev., AMT, 5.00%, 11/15/2028	630	726
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/2023	10,000	11,121
Harris County Toll Road Authority, Senior Lien
Series A, Rev., 5.00%, 8/15/2031	8,000	9,513
Series A, Rev., 5.00%, 8/15/2032	4,770	5,653
North Texas Tollway Authority System, First Tier
Series C, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.67%, 9.00% Cap), 1.73%, 6/7/2018(c)	6,000	6,017
Series A, Rev., 4.00%, 1/1/2033	2,500	2,641

		37,621

Utility — 0.7%
City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	625
City of San Antonio, Electric & Gas Systems Rev., 5.00%, 2/1/2026	2,000	2,360
City of San Antonio, Electric & Gas Systems, Junior Lien Series B, Rev., 2.00%, 12/1/2021(d)	6,480	6,371
City of Victoria, Utility System
Rev., 2.00%, 12/1/2018	160	160
Rev., 2.50%, 12/1/2019	150	152
West Travis County Public Utility Agency
Series 2017, Rev., 5.00%, 8/15/2022	545	607
Series 2017, Rev., 5.00%, 8/15/2023	325	368
Series 2017, Rev., 5.00%, 8/15/2027	350	413
Series 2017, Rev., 5.00%, 8/15/2031	1,000	1,167

		12,223

Water & Sewer — 0.4%
City of Dallas, Waterworks & Sewer System Series A, Rev., 5.00%, 10/1/2019	3,520	3,670
City of Galveston, Waterworks & Sewer System
Rev., 5.00%, 5/1/2019	205	211
Rev., 5.00%, 5/1/2020	245	259
Rev., 5.00%, 5/1/2021	265	287
Rev., 5.00%, 5/1/2024	380	434
City of San Antonio, Water System, Junior Lien Series E, Rev., 5.00%, 5/15/2019	1,000	1,031
North Harris County, Regional Water Authority, Senior Lien Rev., 5.00%, 12/15/2019	1,035	1,083

		6,975

Total Texas		174,668

Utah — 2.7%
General Obligation — 0.3%
State of Utah GO, 5.00%, 7/1/2021	4,925	5,385

Other Revenue — 0.9%
Utah Infrastructure Agency, Telecommunication Revenue Series A, Rev., 5.00%, 10/15/2025	10,380	11,426
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	544
Rev., AGM, 5.00%, 2/1/2025	250	288
Rev., AGM, 5.00%, 2/1/2027	720	842
Rev., AGM, 5.00%, 2/1/2029	1,070	1,242
Rev., AGM, 5.00%, 2/1/2030	500	579

		14,921

Transportation — 1.5%
Salt Lake City Corp. Airport Revenue
Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,104
Series A, Rev., AMT, 5.00%, 7/1/2029	5,250	6,077
Series A, Rev., AMT, 5.00%, 7/1/2031	5,000	5,754
Series A, Rev., AMT, 5.00%, 7/1/2032	5,105	5,859
Series A, Rev., AMT, 5.00%, 7/1/2033	4,260	4,876

		23,670

Total Utah		43,976

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Vermont — 0.1%
Education — 0.1%
University of Vermont & State Agricultural College
Rev., 5.00%, 10/1/2021	750	824
Rev., 5.00%, 10/1/2022	855	959

		1,783

Other Revenue — 0.0%(b)
Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2021	400	440

Total Vermont		2,223

Virginia — 0.8%
Education — 0.2%
Virginia Public School Authority, Special Obligation Rev., 5.00%, 7/15/2019	2,900	3,004

General Obligation — 0.1%
Loudoun County, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,277

Hospital — 0.1%
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 5.00%, 11/1/2028(d)	1,375	1,661

Water & Sewer — 0.4%
Fairfax County Water Authority Series B, Rev., 5.25%, 4/1/2024	5,615	6,578

Total Virginia		13,520

Washington — 1.4%
Certificate of Participation/Lease — 0.2%
State of Washington, State & Local Agency Real & Personal Property Series D, COP, 5.00%, 7/1/2019	3,125	3,235

Education — 0.0%(b)
University of Washington Rev., 1.75%, 4/1/2019	125	125

General Obligation — 0.1%
King County Public Hospital District No. 2, Evergreenhealth GO, 5.00%, 12/1/2019	870	906

Hospital — 0.1%
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2030	1,000	1,184

Other Revenue — 0.3%
Central Puget Sound Regional Transit Authority, Sales Tax Series S-2A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.70%, 12.00% Cap), 1.76%, 6/7/2018(c)	5,000	5,005

Transportation — 0.2%
Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax
Series S-1, Rev., 5.00%, 11/1/2023	685	787
Series S-1, Rev., 5.00%, 11/1/2024	720	840
Series S-1, Rev., 5.00%, 11/1/2034	2,000	2,331

		3,958

Utility — 0.5%
City of Seattle, Municipal Light & Power Series B-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.68%, 12.00% Cap), 1.74%, 6/7/2018(c)	7,500	7,496
County of Snohomish, Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	588

		8,084

Total Washington		22,497

West Virginia — 0.3%
Hospital — 0.1%
Monongalia County Building Commission, Health System Rev., 5.00%, 7/1/2022	1,565	1,717

Utility — 0.2%
West Virginia Economic Development Authority, Appalachian Power Co. - AMOS Project Rev., 2.62%, 6/1/2022(d)	2,905	2,886

Total West Virginia		4,603

Wisconsin — 1.0%
Education — 0.5%
Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senior Credit Group Series B-2, Rev., 4.00%, 5/30/2019(d)	5,815	5,940
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2024	200	230
Rev., 5.00%, 8/15/2025	325	377
Rev., 5.00%, 8/15/2026	200	234
Rev., 5.00%, 8/15/2027	150	176
Wisconsin Health & Educational Facilities Authority, Thedacare, Inc. Rev., 5.00%, 12/15/2020	1,250	1,335

		8,292

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — 0.4%
City of Racine GO, 4.00%, 12/1/2025	300	329
State of Wisconsin Series A, GO, 5.00%, 5/1/2026	5,050	5,896

		6,225

Transportation — 0.1%
County of Milwaukee, Airport
Series A, Rev., AMT, 5.00%, 12/1/2018	1,400	1,421
Series A, Rev., AMT, 5.00%, 12/1/2028	1,000	1,144

		2,565

Total Wisconsin		17,082

TOTAL MUNICIPAL BONDS (Cost $1,596,785)		1,599,724

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(b)
FNMA REMIC Series 2002-36, Class FS, 2.46%, 6/25/2032(d) (Cost $224)	224	226

	Shares (000)
SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%(h)(i) (Cost $2,040)	2,040	2,040

Total Investments — 98.4% (Cost $1,599,049)		1,601,990
Other Assets in Excess of Liabilities — 1.6%		25,468

Net Assets — 100.0%		1,627,458

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

AGM		Insured by Assured Guaranty Municipal Corp.
AMT		Alternative Minimum Tax
BAN		Bond Anticipation Note
COP		Certificate of Participation
FNMA		Federal National Mortgage Association
GICS		Global Industry Classification Standard
GO		General Obligation
ICE		Intercontinental Exchange
LIBOR		London Interbank Offered Rate
LIQ		Liquidity Agreement
NATL		Insured by National Public Finance Guarantee Corp.
PSF-GTD		Permanent School Fund Guaranteed
Q-SBLF		Qualified School Bond Loan Fund
RE		Reinsured
REMIC		Real Estate Mortgage Investment Conduit
Rev.		Revenue
TRAN		Tax & Revenue Anticipation Note
USD		United States Dollar
VRDO		Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2018.
(a)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	—	Amount rounds to less than 0.05% of net assets.
(c)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(d)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(e)	—	Security is prerefunded or escrowed to maturity.
(f)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(g)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	The rate shown was the current yield as of May 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,040	$1,599,950	$—	$1,601,990

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 97.2%(a)
Alabama — 0.7%
Other Revenue — 0.3%
Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2029	1,000	1,129
UAB Medicine Finance Authority Series B-2, Rev., 3.50%, 9/1/2035	160	155

		1,284

Transportation — 0.4%
Alabama Federal Aid Highway Finance Authority Series A, Rev., 4.00%, 6/1/2037	1,350	1,431

Total Alabama		2,715

Alaska — 2.7%
Housing — 0.2%
Alaska Housing Finance Corp., General Mortgage
Series A, Rev., 4.00%, 6/1/2040	30	30
Series A, Rev., 3.50%, 6/1/2046	890	921

		951

Prerefunded — 1.4%
Alaska Municipal Bond Bank Authority Rev., 5.75%, 9/1/2018(b)	2,500	2,525
Matanuska-Susitna Borough, Goose Creek Correctional Center Project Rev., AGC, 6.00%, 9/1/2019(b)	1,745	1,836
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Unrefunded Balance Rev., AGC, 6.00%, 9/1/2019(b)	1,005	1,057

		5,418

Utility — 1.1%
Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series Rev., AGM, 6.00%, 7/1/2019	3,915	4,079

Total Alaska		10,448

Arizona — 1.0%
Education — 0.8%
Arizona School Facilities Board, State School Trust Rev., AMBAC, 5.00%, 7/1/2018	50	50
Arizona State University
Series B, Rev., 5.00%, 7/1/2042	1,000	1,158
Series B, Rev., 5.00%, 7/1/2043	1,000	1,154
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Rev., 5.00%, 7/1/2032	350	395
Rev., 5.00%, 7/1/2033	150	169
Rev., 5.00%, 7/1/2037	200	223

		3,149

Prerefunded — 0.0%(c)
Salt River Project Agricultural Improvement & Power District, Electric System Series A, Rev., 5.00%, 1/1/2019(b)	110	112

Transportation — 0.2%
Phoenix-Mesa Gateway Airport Authority, Mesa Project Rev., 4.00%, 7/1/2019	490	501

Total Arizona		3,762

Arkansas — 0.1%
Education — 0.1%
Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	212
University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	117

		329

General Obligation — 0.0%(c)
State of Arkansas, Four-Lane Highway Construction & Improvement Series 2013, GO, 5.00%, 6/15/2021	60	65

Total Arkansas		394

California — 13.5%
Certificate of Participation/Lease — 0.5%
City of Palm Springs Subseries B, COP, Zero Coupon, 4/15/2021(b)	100	95
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,667

		1,762

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — 0.1%
California Educational Facilities Authority, Claremont McKenna College Series A, Rev., 4.00%, 1/1/2039	500	531

General Obligation — 4.3%
Alta Loma School District, Election of 2016 Series A, GO, 5.00%, 8/1/2032	60	71
Campbell Union High School District GO, 3.00%, 8/1/2030	620	634
County of Santa Clara, Campbell Union High School District GO, 3.00%, 8/1/2031	30	30
El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	1,450	1,297
Los Angeles Unified School District Series D, GO, 5.00%, 1/1/2034	5,000	5,183
Mount San Antonio Community College District, Election of 2008 Series A, GO, Zero Coupon, 8/1/2043	7,150	5,778
Pomona Unified School District Series A, GO, NATL-RE, 6.10%, 2/1/2020	50	54
Santa Maria Joint Union High School District, Santa Barbara & San Luis Obispo GO, Zero Coupon, 8/1/2037	2,450	1,010
State of California, Various Purpose GO, 6.50%, 4/1/2033	2,285	2,373
Weaver Union School District, Election of 2012 Series A, GO, 5.00%, 8/1/2032	100	113

		16,543

Hospital — 1.6%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2028	1,500	1,780
California Health Facilities Financing Authority, Sutter Health Series A, Rev., 5.00%, 11/15/2041	250	283
California Municipal Finance Authority, Eisenhower Medical Center Series A, Rev., 5.00%, 7/1/2042	1,000	1,111
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	544
Rev., 5.00%, 10/15/2047	1,000	1,076
California Statewide Communities Development Authority, Marin General Hospital Project Rev., 4.00%, 8/1/2045	1,500	1,532

		6,326

Other Revenue — 0.1%
State of California, Department of Veterans Affairs Series B, Rev., 3.50%, 12/1/2045	505	523

Prerefunded — 3.3%
California Health Facilities Financing Authority, Providence Health & Services Series C, Rev., 6.50%, 10/1/2018(b)	40	41
California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services Series C, Rev., 6.50%, 10/1/2018(b)	1,960	1,992
San Diego Public Facilities Financing Authority, Senior Sewer Series A, Rev., 5.25%, 5/15/2019(b)	7,500	7,764
State of California, Various Purpose GO, 6.50%, 4/1/2019(b)	2,715	2,827

		12,624

Transportation — 0.6%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Rev., 4.00%, 4/1/2032	390	427
City of Los Angeles, Department of Airports Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,371
Los Angeles Harbor Department Rev., 7.60%, 10/1/2018(b)	415	423

		2,221

Utility — 1.9%
City of Los Angeles, Department of Water & Power, Power System
Series D, Rev., 5.00%, 7/1/2033	610	702
Series A, Rev., 5.00%, 7/1/2035	1,700	2,007
Subseries A-1, Rev., 5.25%, 7/1/2038	2,500	2,500
Long Beach Bond Finance Authority, Natural Gas Series A, Rev., 5.25%, 11/15/2021	2,000	2,183

		7,392

Water & Sewer — 1.1%
East Bay Municipal Utility District Water System, Green Bonds Series B, Rev., 5.00%, 6/1/2033	515	602

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — continued
East Bay Municipal Utility District, Wastewater System Series A, Rev., 5.00%, 6/1/2036	2,450	2,862
Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	776

		4,240

Total California		52,162

Colorado — 3.5%
Certificate of Participation/Lease — 1.0%
Adams County, Colorado Refunding & Improvement COP, 4.00%, 12/1/2040	2,855	2,937
Colorado Department of Transportation Headquarters Facilities COP, 5.00%, 6/15/2041	1,000	1,129

		4,066

Education — 0.0%(c)
Board of Governors of the University of Colorado, Enterprise System Series E-1, Rev., 5.00%, 3/1/2035	150	170

Hospital — 0.6%
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,124
Denver Health & Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,054

		2,178

Housing — 0.4%
Colorado Housing and Finance Authority Series C, Rev., GNMA/COLL, 4.00%, 5/1/2048	1,315	1,389

Prerefunded — 1.5%
Colorado Water Resources & Power Development Authority, Water & Wastewater Utility Enterprise Project
Series A, Rev., AGC, 5.13%, 12/1/2018(b)	1,000	1,017
Series A, Rev., AGC, 5.25%, 12/1/2018(b)	1,000	1,018
State of Colorado, Building Excellent Schools Today Series G, COP, 5.00%, 3/15/2021(b)	2,000	2,163
University of Colorado, University Enterprise Series A, Rev., 5.38%, 6/1/2019(b)	1,500	1,553

		5,751

Total Colorado		13,554

Connecticut — 1.0%
Education — 0.6%
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program
Series A, Rev., AMT, 5.00%, 11/15/2019	175	182
Series A, Rev., AMT, 5.00%, 11/15/2020	300	317
State of Connecticut, Health & Educational Facility Authority
Rev., 5.00%, 7/1/2034	725	817
Rev., 5.00%, 7/1/2036	450	505
Rev., 5.00%, 7/1/2039	490	547
University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	17

		2,385

General Obligation — 0.1%
Town of Cheshire GO, 4.00%, 8/1/2019	80	82

Housing — 0.3%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Subseries B-2, Rev., 4.00%, 11/15/2032	560	578
Subseries A-1, Rev., 4.00%, 11/15/2045	155	162
Subseries A-1, Rev., 4.00%, 11/15/2047	465	490

		1,230

Total Connecticut		3,697

Delaware — 0.8%
Education — 0.3%
The Delaware Economic Development Authority, Newark Charter School, Inc. Project
Series A, Rev., 5.00%, 9/1/2036	500	546
Series A, Rev., 5.00%, 9/1/2046	500	538

		1,084

General Obligation — 0.0%(c)
State of Delaware Series B, GO, 5.00%, 7/1/2018	100	100

Hospital — 0.3%
Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series A, Rev., 4.00%, 7/1/2043	1,275	1,298

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Housing — 0.2%
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	530	548

Total Delaware		3,030

District of Columbia — 1.8%
General Obligation — 1.5%
District of Columbia
Series B, GO, NATL-RE, 6.00%, 6/1/2019	3,965	4,131
Series A, GO, 5.00%, 6/1/2037	1,500	1,741

		5,872

Prerefunded — 0.3%
District of Columbia Series A, Rev., 6.00%, 7/1/2023(b)	1,000	1,184

Total District of Columbia		7,056

Florida — 2.2%
General Obligation — 0.7%
Hillsborough County, Parks & Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,798

Hospital — 0.1%
Orange County Health Facilities Authority Series B, Rev., 4.00%, 10/1/2045	215	219

Housing — 0.1%
Florida Housing Finance Corp., Homeowner Mortgage
Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2030	130	133
Series 1, Rev., 5.00%, 7/1/2041	25	26
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	155	158

		317

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Pasco County, Solid Waste Disposal & Resource Recovery System Rev., AMT, 5.00%, 10/1/2020	500	533

Prerefunded — 0.0%(c)
County of Miami-Dade, Miami International Airport Series A, Rev., AMT, AGC, 5.25%, 10/1/2018(b)	55	56

Transportation — 0.8%
Hillsborough County Aviation Authority, Tampa International Airport Series B, Rev., NATL-RE, 6.00%, 10/1/2018	3,205	3,251

Utility — 0.4%
Tohopekaliga Water Authority, Utility System Series A, Rev., 4.00%, 10/1/2041	1,320	1,387

Total Florida		8,561

Georgia — 2.3%
Hospital — 2.0%
Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	3,845	4,247
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Series 2017, Rev., 4.00%, 8/15/2041	1,000	1,035
Fulton County Georgia Development Authority, Hospital Revenue Health System Rev., 5.00%, 4/1/2042	2,150	2,400

		7,682

Housing — 0.3%
Georgia Housing & Finance Authority, Single Family Mortgage
Rev., 5.00%, 6/1/2029	25	26
Series B, Rev., 4.00%, 12/1/2029	190	195
Subseries A-1, Rev., 4.00%, 6/1/2044	270	280
Series A, Rev., 4.00%, 12/1/2047	730	768

		1,269

Total Georgia		8,951

Hawaii — 0.6%
General Obligation — 0.6%
City & County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,255

Illinois — 2.8%
Education — 0.5%
Chicago Public Building Commission, Board of Education Series A, Rev., NATL-RE, 7.00%, 1/1/2020(b)	1,750	1,840

General Obligation — 1.2%
City of Chicago Series 2006A, GO, AGM, 4.75%, 1/1/2030	100	100
Cook County Forest Preserve District, Limited Tax Project Series B, GO, 5.00%, 12/15/2037	295	311
State of Illinois GO, 5.50%, 7/1/2038	3,000	3,164
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,134

		4,709

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — 0.1%
Illinois Finance Authority, Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2033	305	343
Series C, Rev., 5.00%, 3/1/2034	205	230

		573

Other Revenue — 0.3%
City of Chicago, Tax Increment, Pilsen Redevelopment Project Series A, Rev., 5.00%, 6/1/2019	500	512
Railsplitter Tobacco Settlement Authority
Rev., 5.00%, 6/1/2018	250	250
Rev., 5.25%, 6/1/2021	200	217

		979

Prerefunded — 0.4%
City of Chicago, O’Hare International Airport, Third Lien Series A, Rev., 5.75%, 1/1/2021(b)	1,260	1,379

Transportation — 0.3%
City of Chicago, O’Hare International Airport, Third Lien Series A, Rev., 5.75%, 1/1/2039	240	259
Regional Transportation Authority Series D, Rev., NATL-RE, 7.75%, 6/1/2019	925	978

		1,237

Total Illinois		10,717

Indiana — 1.5%
Education — 0.3%
Hammond Multi-School Building Corp., First Mortgage Rev., NATL-RE, 5.00%, 1/15/2020	100	102
Indiana Finance Authority, Educational Facilities, Valparaiso University Rev., 5.00%, 10/1/2026	800	931

		1,033

Housing — 0.1%
Indiana Housing & Community Development Authority, Home First Mortgage
Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/1/2027	145	150
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	100	103

		253

Prerefunded — 1.1%
Indiana Finance Authority, State Revolving Fund Program Series A, Rev., 5.00%, 2/1/2022(b)	4,000	4,419

Total Indiana		5,705

Iowa — 0.2%
Housing — 0.2%
Iowa Finance Authority Single Family Mortgage-Backed Securities Program
Series 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 7/1/2028	135	138
Series 1, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	40	40
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	690	713

		891

Total Iowa		891

Kansas — 0.3%
General Obligation — 0.3%
Wyandotte County Unified School District No. 203 Series A, GO, 4.00%, 9/1/2048	1,000	1,039

Industrial Development Revenue/Pollution Control Revenue — 0.0%(c)
Kansas State Development Finance Authority, Water Pollution Control Series CW, Rev., 5.00%, 11/1/2018(b)	15	15

Total Kansas		1,054

Kentucky — 0.6%
Education — 0.1%
Kentucky Higher Education Student Loan Corp. Series A, Rev., AMT, 5.00%, 6/1/2019	460	472

Hospital — 0.5%
City of Ashland, Kings Daughters Medical Center Rev., 4.00%, 2/1/2036	1,750	1,746

Housing — 0.0%(c)
Kentucky Housing Corp. Series A, Rev., 5.00%, 1/1/2028	60	63

Total Kentucky		2,281

Louisiana — 0.6%
Hospital — 0.3%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,154

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 0.3%
Tobacco Settlement Financing Corp., Asset-Backed Series A, Rev., 5.25%, 5/15/2035	1,000	1,082

Utility — 0.0%(c)
State of Louisiana, Gas & Fuels Tax Series A-1, Rev., 5.00%, 5/1/2020	100	106

Total Louisiana		2,342

Maine — 1.7%
Housing — 0.2%
Maine State Housing Authority Series A, Rev., 4.00%, 11/15/2045	575	601

Other Revenue — 0.0%(c)
Maine Municipal Bond Bank Series E, Rev., 4.00%, 11/1/2021	100	107

Prerefunded — 1.5%
Maine Turnpike Authority Rev., 6.00%, 7/1/2019(b)	5,675	5,932

Total Maine		6,640

Maryland — 0.4%
General Obligation — 0.1%
City of Baltimore Series B, GO, 5.00%, 10/15/2030	245	292

Housing — 0.3%
Montgomery County Housing Opportunities Commission, Single Family Mortgage
Series A, Rev., 4.00%, 1/1/2031	360	374
Series A, Rev., 4.00%, 7/1/2048	975	1,030

		1,404

Total Maryland		1,696

Massachusetts — 4.0%
Education — 0.4%
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2036	825	922
Rev., 5.00%, 1/1/2037	315	351
Massachusetts Educational Financing Authority, Education Loan Series J, Rev., AMT, 5.00%, 7/1/2018	250	251

		1,524

General Obligation — 2.1%
Commonwealth of Massachusetts
Series B, GO, 5.00%, 7/1/2028	2,000	2,421
Series A, GO, 5.00%, 3/1/2032	1,500	1,697
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	3,862

		7,980

Housing — 0.7%
Massachusetts Housing Finance Agency, Single Family Housing
Series 177, Rev., AMT, 4.00%, 6/1/2039	710	739
Series 167, Rev., 4.00%, 12/1/2043	555	576
Series 169, Rev., 4.00%, 12/1/2044	1,235	1,279

		2,594

Transportation — 0.8%
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,578
Massachusetts Bay Transportation Authority Series A-1, Rev., 5.00%, 7/1/2035	500	584

		3,162

Water & Sewer — 0.0%(c)
Massachusetts Clean Water Trust, Pool Program Rev., 5.25%, 8/1/2028	25	31

Total Massachusetts		15,291

Michigan — 1.5%
Hospital — 0.7%
Michigan Finance Authority, Trinity Health Credit Group Rev., 5.00%, 12/1/2047	2,500	2,703

Housing — 0.4%
Michigan State Housing Development Authority, Single Family Homeownership Series A, Rev., 5.00%, 12/1/2027	70	70
Michigan State Housing Development Authority, Single-Family Mortgage
Series A, Rev., 4.00%, 6/1/2046	165	172
Series B, Rev., 3.50%, 6/1/2047	1,095	1,128

		1,370

Transportation — 0.4%
State of Michigan, Trunk Line Rev., 5.00%, 11/15/2036	1,500	1,629

Total Michigan		5,702

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Minnesota — 1.9%
Education — 0.5%
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2032	1,000	1,080
Rev., 4.00%, 3/1/2033	500	537
Minnesota Higher Educational Facilities Authority, The College of Saint Catherine Series 5-N2, Rev., VRDO, LOC: U.S. Bank NA, 1.10%, 6/7/2018(d)	350	350

		1,967

General Obligation — 0.6%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series B, GO, Zero Coupon, 2/1/2026	200	160
Series B, GO, Zero Coupon, 2/1/2027	425	328
Series B, GO, Zero Coupon, 2/1/2028	250	185
Series B, GO, Zero Coupon, 2/1/2029	1,560	1,104
Series B, GO, Zero Coupon, 2/1/2030	880	595

		2,372

Housing — 0.7%
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	155	160
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A, Rev., GNMA/COLL, 4.50%, 12/1/2026	105	106
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	32	32
Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	110	112
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program
Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2031	50	51
Series D, Rev., GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	55	57
Series E, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2035	120	123
Minnesota Housing Finance Agency, Residential Housing Finance
Series A, Rev., 4.00%, 7/1/2038	345	358
Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	180	184
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	910	947
Series B, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	470	494

		2,624

Prerefunded — 0.0%(c)
City of Anoka, Senior Housing Facility, The Homestead at Anoka, Inc. Project Series B, Rev., 6.38%, 11/1/2019(b)	125	134

Utility — 0.1%
City of Rochester, Electric Utility Series A, Rev., 5.00%, 12/1/2028	250	296

Total Minnesota		7,393

Mississippi — 0.4%
General Obligation — 0.1%
State of Mississippi Series A, GO, 5.25%, 11/1/2021	150	166

Water & Sewer — 0.3%
Mississippi Development Bank, Water & Sewer System Project, Special Obligation Rev., AGM, 6.88%, 12/1/2040	1,000	1,203

Total Mississippi		1,369

Missouri — 1.0%
Education — 0.6%
Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Series A, Rev., 4.00%, 6/1/2048	2,160	2,187

Housing — 0.3%
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	520	537

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Housing — continued
Series B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	705	739
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program
Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 5/1/2028	25	26
Series E-4, Rev., GNMA/FNMA/FHLMC, 4.25%, 11/1/2030	60	62

		1,364

Industrial Development Revenue/Pollution Control Revenue — 0.0%(c)
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water Series B, Rev., 5.00%, 7/1/2025	35	38

Other Revenue — 0.1%
Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project Series A, Rev., VRDO, 0.94%, 6/1/2018(d)	325	325

Total Missouri		3,914

Montana — 0.2%
Housing — 0.1%
Montana Board of Housing, Single Family Homeownership
Series B2, Rev., AMT, 5.00%, 12/1/2027	290	305
Series A-2, Rev., AMT, 4.00%, 12/1/2038	170	176

		481

Prerefunded — 0.1%
City of Helena COP, 5.00%, 1/1/2019(b)	400	407

Total Montana		888

Nebraska — 0.1%
Utility — 0.1%
Public Power Generation Agency, Whelan Energy Center Unit 2 Series A, Rev., 5.00%, 1/1/2034	185	209

Nevada — 0.0%(c)
Prerefunded — 0.0%(c)
Clark County School District Series A, GO, 5.00%, 6/15/2018(b)	100	100

New Hampshire — 0.1%
Housing — 0.1%
New Hampshire Housing Finance Authority, Single Family Mortgage
Series C, Rev., 4.00%, 1/1/2028	150	153
Series A, Rev., 5.25%, 7/1/2028	55	57

		210

Total New Hampshire		210

New Jersey — 2.9%
Other Revenue — 1.0%
Monmouth County Improvement Authority Rev., 5.00%, 1/15/2020	100	105
Tobacco Settlement Financing Corp.
Series A, Rev., 4.00%, 6/1/2037	1,000	1,020
Series A, Rev., 5.00%, 6/1/2046	1,000	1,103
Series A, Rev., 5.25%, 6/1/2046	1,500	1,685

		3,913

Prerefunded — 0.0%(c)
New Jersey Economic Development Authority, School Facilities Construction Series Y, Rev., 4.75%, 9/1/2018(b)	40	41

Transportation — 1.9%
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems Series A, Rev., Zero Coupon, 12/15/2036	10,355	4,427
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,952

		7,379

Total New Jersey		11,333

New Mexico — 0.3%
Housing — 0.3%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 9/1/2030	45	47
Series A, Class I, Rev., GNMA/FNMA/FHLMC, 4.25%, 3/1/2043	260	268
Series B-1, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2048	655	687

		1,002

Transportation — 0.0%(c)
New Mexico Finance Authority, State Transportation, Senior Lien Series B, Rev., 5.00%, 6/15/2024	100	106

Total New Mexico		1,108

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New York — 8.2%
General Obligation — 0.0%(c)
Johnstown City School District GO, BAN, 2.50%, 7/6/2018	35	35

Housing — 0.1%
New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	455	470

Other Revenue — 1.6%
New York City Transitional Finance Authority Series C, Rev., 5.00%, 11/1/2021	170	182
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series B, Subseries B-1, Rev., 5.00%, 8/1/2036	1,220	1,403
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series B-1, Rev., 5.00%, 8/1/2045	1,160	1,338
New York Convention Center Development Corp., Subordinated Lien Hotel Unit fee
Series B, Rev., Zero Coupon, 11/15/2055	4,970	1,064
Series B, Rev., Zero Coupon, 11/15/2056	6,500	1,423
TSASC, Inc., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2020	500	524

		5,934

Prerefunded — 0.7%
Metropolitan Transportation Authority Series H, Rev., 5.00%, 11/15/2022(b)	65	74
New York City Municipal Water Finance Authority, Water & Sewer System Series A, Rev., 5.75%, 6/15/2018(b)	2,580	2,580

		2,654

Special Tax — 0.0%(c)
New York State Dormitory Authority, Unrefunded Balance Series A, Rev., 4.00%, 2/15/2019	100	102

Transportation — 4.0%
Metropolitan Transportation Authority
Series D, Rev., 5.00%, 11/15/2029	250	292
Series D, Rev., 5.00%, 11/15/2030	400	466
Series D, Rev., 5.00%, 11/15/2031	400	464
Series B, Rev., 5.00%, 11/15/2037	2,000	2,281
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 1/1/2036	1,500	1,517
Rev., AMT, 5.00%, 1/1/2036	1,125	1,266
Port Authority of New York & New Jersey, Consolidated, 93rd Series Rev., 6.13%, 6/1/2094	7,670	9,181

		15,467

Utility — 1.2%
Utility Debt Securitization Authority Series TE, Rev., 5.00%, 12/15/2041	4,250	4,745

Water & Sewer — 0.6%
New York City Municipal Water Finance Authority, Water & Sewer System Series A, Rev., 5.75%, 6/15/2040	110	110
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution Series A, Rev., 5.00%, 6/15/2037	1,750	2,053

		2,163

Total New York		31,570

North Carolina — 1.2%
Education — 0.8%
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	1,060	1,199
Rev., 5.00%, 6/1/2028	905	1,019
Rev., 5.00%, 6/1/2029	350	393
Rev., 5.00%, 6/1/2030	450	505

		3,116

Housing — 0.4%
North Carolina Housing Finance Agency, Homeownership
Series 2, Rev., 4.25%, 1/1/2028	70	71
Series 1, Rev., 4.50%, 7/1/2028	145	149
Series A, Rev., AMT, 3.50%, 7/1/2039	440	450
Series 38-B, Rev., 4.00%, 7/1/2047	985	1,040

		1,710

Total North Carolina		4,826

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
North Dakota — 0.5%
General Obligation — 0.0%(c)
West Fargo Public School District No. 6 Series A, GO, 3.00%, 5/1/2025	30	31

Housing — 0.5%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series B, Rev., 4.50%, 1/1/2028	205	212
Series D, Rev., 4.25%, 7/1/2028	140	142
Series B, Rev., 5.00%, 7/1/2028	35	35
Series A, Rev., 4.00%, 7/1/2034	425	440
Series A, Rev., 3.75%, 7/1/2042	315	324
Series D, Rev., 3.50%, 7/1/2046	550	568

		1,721

Total North Dakota		1,752

Ohio — 1.4%
Education — 0.0%(c)
Miami University, A State University of Ohio Rev., 5.00%, 9/1/2029	25	29

General Obligation — 0.6%
Greenville City School District, School Improvement
GO, 5.25%, 1/1/2038	1,000	1,098
GO, 5.25%, 1/1/2041	1,000	1,096
State of Ohio, Higher Education Series B, GO, 5.00%, 8/1/2023	110	123

		2,317

Hospital — 0.3%
County of Warren, Otterbein Homes Obligated Group, Healthcare Facilities Series A, Rev., 5.50%, 7/1/2039	1,000	1,110

Housing — 0.0%(c)
Ohio Housing Finance Agency, Single Family Mortgage
Series 1, Rev., GNMA/FNMA/FHLMC, 4.80%, 11/1/2028	50	52
Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2028	35	36
Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2029	125	129

		217

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality Series C, Rev., 5.00%, 6/1/2019	105	109
Ohio Water Development Authority, Water Pollution Control Loan Fund Series A, Rev., 5.00%, 12/1/2029	140	167

		276

Prerefunded — 0.4%
County of Richland, Correctional Facilities Improvement
GO, AGC, 5.88%, 12/1/2018(b)	500	510
GO, AGC, 6.00%, 12/1/2018(b)	400	409
GO, AGC, 6.13%, 12/1/2018(b)	650	664

		1,583

Total Ohio		5,532

Oklahoma — 1.9%
Hospital — 0.3%
Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series B, Rev., AGM, 4.00%, 8/15/2048	1,000	1,011

Housing — 0.0%(c)
Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program
Series B, Rev., GNMA/COLL, 4.50%, 9/1/2027	65	67
Series A, Rev., GNMA/COLL, 4.75%, 3/1/2028	60	62

		129

Other Revenue — 0.4%
Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	11
The Edmond Public Works Authority, Sales Tax And Utility System Rev., 4.00%, 7/1/2041	1,455	1,536

		1,547

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — 0.5%
Oklahoma City Water Utilities Trust, Water & Sewer System Series A, Rev., 5.00%, 7/1/2019(b)	2,000	2,070

Transportation — 0.7%
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series A, Rev., 5.00%, 1/1/2037	1,665	1,897
Series C, Rev., 4.00%, 1/1/2042	600	626

		2,523

Total Oklahoma		7,280

Oregon — 0.1%
Utility — 0.1%
City of Eugene, Electric Utility System Series A, Rev., 4.00%, 8/1/2031	325	352

Pennsylvania — 7.6%
Certificate of Participation/Lease — 0.3%
Commonwealth of Pennsylvania, Certificates of Participation Series A, COP, 4.00%, 7/1/2046	1,200	1,214

General Obligation — 1.1%
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,239
Commonwealth of Pennsylvania Series 2004, GO, AGM, 5.38%, 7/1/2020	150	160
Nazareth Area School District Series E, GO, 5.00%, 11/15/2037	1,245	1,415
The School Board of Philadelphia County Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,276
Upper Merion Area School District GO, 5.00%, 1/15/2036	250	285

		4,375

Hospital — 2.6%
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	430	482
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,205
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2036	510	577
Rev., 5.00%, 11/1/2037	250	283
Montgomery County Higher Education & Health Authority, Thomas Jefferson University
Rev., 4.00%, 9/1/2038	3,725	3,783
Rev., 4.00%, 9/1/2043	3,740	3,802

		10,132

Housing — 0.5%
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 112, Rev., 5.00%, 4/1/2028	75	78
Series 118A, Rev., AMT, 3.50%, 4/1/2040	1,075	1,099
Series 122, Rev., 4.00%, 10/1/2046	525	551

		1,728

Other Revenue — 2.6%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., AGM, 4.00%, 6/1/2039	9,975	10,191

Water & Sewer — 0.5%
Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,725

Total Pennsylvania		29,365

Rhode Island — 0.1%
Education — 0.1%
Rhode Island Student Loan Authority, Senior Series A, Rev., AMT, 5.00%, 12/1/2020	300	319

South Carolina — 5.5%
Housing — 0.1%
South Carolina State Housing Finance & Development Authority Series A, Rev., 4.00%, 1/1/2047	380	399

Prerefunded — 2.5%
Laurens County School District No. 056 GO, AGC, SCSDE, 6.13%, 3/1/2019(b)	9,515	9,825

Transportation — 0.3%
South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,132

Utility — 2.4%
Piedmont Municipal Power Agency, Electric Rev., FGIC, 6.75%, 1/1/2020(b)	3,900	4,198
Piedmont Municipal Power Agency, Electric, Unrefunded Balance Rev., NATL-RE, 6.75%, 1/1/2020	4,615	4,951

		9,149

Water & Sewer — 0.2%
City of Anderson, South Carolina Water & Sewer System Rev., 5.00%, 7/1/2029	220	258
City of Spartanburg, Waterworks and Improvement System Series B, Rev., 5.00%, 6/1/2039	335	386

		644

Total South Carolina		21,149

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
South Dakota — 0.3%
Housing — 0.3%
South Dakota Housing Development Authority, Homeownership Mortgage
Series D, Rev., AMT, 4.00%, 11/1/2029	415	427
Series A, Rev., AMT, 4.50%, 5/1/2031	75	78
Series D, Rev., 4.00%, 11/1/2045	550	576
South Dakota Housing Development Authority, Single Family Mortgage Series 2, Rev., 4.25%, 5/1/2032	160	164

		1,245

Total South Dakota		1,245

Tennessee — 1.7%
Hospital — 1.1%
Greeneville Health & Educational Facilities Board, Ballad Health Obligated Group Rev., 4.00%, 7/1/2040	4,000	4,024

Housing — 0.6%
Tennessee Housing Development Agency, Homeownership Program
Series A, Rev., AMT, 4.50%, 7/1/2031	130	135
Series 1A, Rev., AMT, 4.50%, 1/1/2038	120	124
Tennessee Housing Development Agency, Housing Finance Program Series A, Rev., 4.50%, 1/1/2028	60	61
Tennessee Housing Development Agency, Residential Finance Program Series 1, Rev., 4.00%, 1/1/2043	2,000	2,115

		2,435

Total Tennessee		6,459

Texas — 6.3%
Education — 1.7%
Clifton Higher Education Finance Corp., Idea Public Schools
Series B, Rev., 4.00%, 8/15/2023	500	533
Series B, Rev., 5.00%, 8/15/2024	345	388
Series B, Rev., 5.00%, 8/15/2025	460	521
Rev., 6.00%, 8/15/2033	1,250	1,421
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital
Rev., 5.13%, 9/1/2033	1,000	1,097
Rev., 5.50%, 9/1/2043	2,300	2,553
University of Texas System Series A, Rev., 5.00%, 7/1/2031	210	243

		6,756

General Obligation — 0.3%
City of Carrollton GO, 5.00%, 8/15/2026	535	555
City of El Paso GO, 5.00%, 8/15/2018	150	151
County of Collin, Wylie Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 8/15/2020	135	129
Texas Public Finance Authority Series A, GO, 5.00%, 10/1/2019	175	182

		1,017

Hospital — 0.2%
Harris County Health Facilities Development Corp., Children’s Hospital Project Rev., 5.50%, 10/1/2019(b)	940	966

Housing — 0.1%
Texas Department of Housing & Community Affairs, Residential Mortgage Series B, Rev., GNMA/COLL, 4.25%, 1/1/2034	275	284

Prerefunded — 2.1%
City of Forney, Independent School District Series A, GO, PSF-GTD, 5.75%, 8/15/2018(b)	2,200	2,218
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System Series B, Rev., 7.25%, 12/1/2018(b)	3,500	3,595
North Texas Tollway Authority, Special Projects System Series A, Rev., 6.00%, 9/1/2021(b)	2,000	2,249

		8,062

Transportation — 0.5%
Dallas-Fort Worth International Airport, Joint Improvement Series A, Rev., 5.00%, 11/1/2042	1,965	2,076

Utility — 0.5%
City of Houston, Utility System Series B, Rev., 5.00%, 11/15/2036	1,535	1,767
City of San Antonio, Electric & Gas Systems Rev., 5.00%, 2/1/2032	35	40

		1,807

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — 0.9%
City of Houston, Water & Sewer System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032(b)	2,500	3,403

Total Texas		24,371

Utah — 0.0%(c)
General Obligation — 0.0%(c)
State of Utah Series A, GO, 5.00%, 7/1/2020	145	154

Vermont — 1.4%
Education — 1.1%
Vermont Student Assistance Corp., Education Loan
Series B, Class A-1, Rev., (ICE LIBOR USD 3 Month + 1.50%), 3.85%, 7/2/2018(e)	96	96
Series A, Rev., AMT, 5.00%, 6/15/2022	725	778
Series A, Rev., AMT, 3.63%, 6/15/2029	1,000	989
Series A, Rev., AMT, 3.75%, 6/15/2030	1,400	1,391
Series A, Rev., AMT, 4.00%, 6/15/2031	500	505
Series A, Rev., AMT, 4.00%, 6/15/2032	200	201
Series A, Rev., AMT, 4.00%, 6/15/2033	250	250
Series A, Rev., AMT, 4.00%, 6/15/2034	200	199

		4,409

Housing — 0.3%
Vermont Housing Finance Agency, Mortgage-Backed Securities Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 2/1/2026	145	150
Vermont Housing Finance Agency, Multiple Purpose
Series B, Rev., AMT, 4.13%, 11/1/2042	635	649
Series A, Rev., AMT, 4.00%, 11/1/2046	350	365

		1,164

Total Vermont		5,573

Virginia — 1.8%
General Obligation — 0.0%(c)
City of Richmond, Public Improvement Series D, GO, 5.00%, 3/1/2032	100	125

Hospital — 1.2%
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,553

Other Revenue — 0.0%(c)
Virginia Resources Authority, Infrastructure & State Moral Obligation
Series B, Rev., 5.00%, 11/1/2023	90	98
Series B, Rev., 5.00%, 11/1/2026	50	55

		153

Prerefunded — 0.1%
Virginia Resources Authority, Infrastructure & State Moral Obligation Series B, Rev., 5.00%, 11/1/2021(b)	185	204

Transportation — 0.5%
Capital Region Airport Commission (Richmond International Airport)
Series A, Rev., 4.00%, 7/1/2035	350	372
Series A, Rev., 4.00%, 7/1/2036	320	339
Virginia Commonwealth Transportation Board, Capital Projects Series A, Rev., 4.00%, 5/15/2036	1,000	1,058

		1,769

Total Virginia		6,804

Washington — 4.5%
Education — 1.1%
Western Washington University, Housing & Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022	3,725	3,993

General Obligation — 0.9%
State of Washington, Various Purpose
Series D, GO, 5.00%, 2/1/2020	100	105
Series A, GO, 5.00%, 8/1/2041	3,000	3,433

		3,538

Housing — 0.2%
Washington Housing Finance Commission, Single-Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	410	420
Washington State Housing Finance Commission, Homeownership Program Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/1/2032	375	385

		805

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — 1.3%
Washington Health Care Facilities Authority, Multicare Health System Series A, Rev., AGM, 5.00%, 8/15/2018(b)	5,000		5,033

Utility — 1.0%
Chelan County Public Utility District No.1 Series A, Rev., AMT, 5.50%, 7/1/2026	350		384
City of Tacoma, Electric System Rev., 4.00%, 1/1/2047	3,445		3,578
Energy Northwest, Electric Revenue, Columbia Generating Station Series A, Rev., 5.00%, 7/1/2018	25		25

			3,987

Total Washington			17,356

Wisconsin — 4.0%
Education — 2.7%
Public Finance Authority, Central District Development Project Rev., 5.00%, 3/1/2027	280		322
Wisconsin Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc.
Rev., 4.00%, 8/15/2042	4,220		4,357
Rev., 4.00%, 8/15/2047	4,800		4,934
Wisconsin Health & Educational Facilities Authority, St. John’s Communities, Inc. Project Series A, Rev., 5.00%, 9/15/2040	665		695

			10,308

Housing — 1.3%
Wisconsin Housing & Economic Development Authority, Home Ownership
Series B, Rev., 4.00%, 3/1/2048	3,000		3,159
Series C, Rev., FNMA COLL, 4.00%, 3/1/2048	1,975		2,079

			5,238

Total Wisconsin			15,546

Wyoming — 0.0%(c)
Housing — 0.0%(c)
Wyoming Community Development Authority Housing Series 1, Rev., AMT, 4.00%, 6/1/2032	55		56

TOTAL MUNICIPAL BONDS (Cost $361,529)			375,137

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(c)
Adjustable Rate Mortgage Trust Series 2005-5, Class 5A1, 4.19%, 9/25/2035(d)	2		2
Alternative Loan Trust Series 2006-J2, Class A1, 2.46%, 4/25/2036(d)	—	(f)	—	(f)
Banc of America Funding Trust
Series 2006-D, Class 5A2, 3.84%, 5/20/2036(d)	—	(f)	—	(f)
Series 2014-R7, Class 1A1, 2.11%, 5/26/2036(d)(g)	6		5
Series 2014-R7, Class 2A1, 2.10%, 9/26/2036(d)(g)	1		1
Series 2015-R4, Class 5A1, 2.05%, 10/25/2036(d)(g)	1		1
CHL Mortgage Pass-Through Trust Series 2007-5, Class A6, 2.31%, 5/25/2037(d)	1		1
Citigroup Mortgage Loan Trust
Series 2014-11, Class 4A1, 2.00%, 7/25/2036(d)(g)	1		1
Series 2014-10, Class 3A1, 2.10%, 7/25/2036(d)(g)	2		1
Series 2014-12, Class 1A4, 2.02%, 8/25/2036(d)(g)	7		7
Series 2014-10, Class 1A1, 2.03%, 11/25/2036(d)(g)	2		2
Series 2014-10, Class 4A1, 2.07%, 2/25/2037(d)(g)	2		2
Series 2014-12, Class 2A4, 3.43%, 2/25/2037(d)(g)	1		1
Series 2014-C, Class A, 3.25%, 2/25/2054(d)(g)	4		4
CSMC
Series 2011-12R, Class 3A1, 3.36%, 7/27/2036(d)(g)	2		2
Series 2014-11R, Class 8A1, 2.24%, 4/27/2037(d)(g)	1		1
GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 2.07%, 4/26/2037(d)(g)	2		1
GSR Mortgage Loan Trust Series 2006-2F, Class 2A1, 5.75%, 2/25/2036	—	(f)	—	(f)
Residential Asset Securitization Trust Series 2006-R1, Class A2, 2.36%, 1/25/2046(d)	1		1
Verus Securitization Trust Series 2017-2A, Class A2, 2.64%, 7/25/2047(d)(g)	2		2

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-7, Class 1A2, 2.41%, 9/25/2035(d)	—	(f)	—	(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34)			35
ASSET-BACKED SECURITIES — 0.0%(c)
ACE Securities Corp. Home Equity Loan Trust Series 2006-FM1, Class A2B, 2.05%, 7/25/2036(d)	2		1
Carrington Mortgage Loan Trust Series 2006-FRE2, Class A2, 2.08%, 10/25/2036(d)	2		1
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1, 2.10%, 10/25/2036(d)	6		6
GSAMP Trust Series 2006-FM2, Class A2C, 2.11%, 9/25/2036(d)	—	(f)	—	(f)
NovaStar Mortgage Funding Trust Series 2007-1, Class A1A, 2.09%, 3/25/2037(d)	2		1
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 2.19%, 12/25/2035(d)	3		2
Securitized Asset-Backed Receivables LLC Trust Series 2006-NC3, Class A1, 2.10%, 9/25/2036(d)	9		7

TOTAL ASSET-BACKED SECURITIES (Cost $17)			18

	No. of Warrants
WARRANTS — 0.0%
Road & Rail — 0.0%
Jack Cooper Enterprises, Inc.expiring 10/29/2027, price 1.00*‡ (Cost $—)	—	(f)	—

	Shares (000)
SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 2.6%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%, (h)(i) (Cost $10,058)	10,058		10,058

Total Investments — 99.8% (Cost $371,638)			385,248
Other Assets in Excess of Liabilities - 0.2%			646

Net Assets - 100.0%			385,894

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(54)	09/2018	USD	(6,493)	(53)

					(53)

Abbreviations

AGC		Insured by Assured Guaranty Corp.
AGM		Insured by Assured Guaranty Municipal Corp.
AMBAC		Insured by American Municipal Bond Assurance Corp.
AMT		Alternative Minimum Tax
BAN		Bond Anticipation Note
CHESLA		Connecticut Higher Education Supplemental Loan Authority
COLL		Collateral
COP		Certificate of Participation
CSMC		Credit Suisse Mortgage Trust
FGIC		Insured by Financial Guaranty Insurance Co.
FHLMC		Federal Home Loan Mortgage Corp.
FNMA		Federal National Mortgage Association
GNMA		Government National Mortgage Association
GO		General Obligation
ICE		Intercontinental Exchange
LIBOR		London Interbank Offered Rate
LOC		Letter of Credit
NATL		Insured by National Public Finance Guarantee Corp.
PSF-GTD		Permanent School Fund Guaranteed
RE		Reinsured
Rev.		Revenue
SCSDE		South Carolina School District Enhancement
USD		United States Dollar
VRDO		Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2018.
(a)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	—	Security is prerefunded or escrowed to maturity.
(c)	—	Amount rounds to less than 0.05% of net assets.
(d)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(e)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(f)	—	Amount rounds to less than one thousand.
(g)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(h)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	The rate shown was the current yield as of May 31, 2018.
*	—	Non-income producing security.
‡	—	Value determined using significant unobservable inputs.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,058	$375,190	$—	$385,248

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(53)	$—	$—	$(53)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — 53.8%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.79% - 1.80%, dated 5/31/2018, due 6/1/2018, repurchase price $10,386,119. [1]	10,385,602	10,385,602
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 1.79% - 1.80%, dated 5/31/2018, due 6/1/2018, repurchase price $1,457,351. [2]	1,457,278	1,457,278
Bank of America Corp., 1.79%, dated 5/31/2018, due 6/1/2018, repurchase price $750,037, collateralized by GNMA, 4.00%, due 8/20/2041 - 6/20/2044, with a value of $765,000.	750,000	750,000
Bank of Montreal, 1.79%, dated 5/31/2018, due 6/1/2018, repurchase price $100,005, collateralized by FHLMC, 4.00%, due 5/1/2048, and U.S. Treasury Securities, 0.00% - 2.88%, due 12/6/2018 - 5/15/2028, with a value of $102,005.	100,000	100,000
Bank of Nova Scotia (The), 1.79%, dated 5/31/2018, due 6/1/2018, repurchase price $500,025, collateralized by FHLMC, 2.50% - 5.00%, due 8/1/2027 - 5/1/2048, FNMA, 3.00% - 4.50%, due 11/1/2024 - 5/1/2048, and GNMA, 3.00% - 4.50%, due 10/15/2041 - 4/20/2047, with a value of $510,000.	500,000	500,000
BMO Capital Markets Corp., 1.79%, dated 5/31/2018, due 6/1/2018, repurchase price $100,005, collateralized by FHLMC, 3.50% - 4.50%, due 2/15/2031 - 2/15/2048, FNMA, 2.46% - 4.00%, due 2/25/2029 - 6/1/2047, and GNMA, 3.00% - 4.00%, due 1/15/2042 - 2/20/2047, with a value of $102,792.	100,000	100,000
BNP Paribas SA, 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $450,022, collateralized by U.S. Treasury Securities, 0.00% - 3.00%, due 4/15/2019 - 8/15/2043, with a value of $459,023.	450,000	450,000
BNP Paribas SA, 1.80%, dated 5/31/2018, due 6/1/2018, repurchase price $1,300,065, collateralized by FFCB, 3.05%, due 9/5/2030, FHLMC, 3.50% - 7.50%, due 12/1/2032 - 3/1/2048, FNMA, 2.50% - 7.00%, due 8/1/2019 - 2/1/2057, FNMA, 2.50% - 7.00%, due 8/1/2019 - 2/1/2057, and U.S. Treasury Securities, 0.00% - 2.25%, due 7/19/2018 - 1/15/2027, with a value of $1,326,066.	1,300,000	1,300,000
BNP Paribas SA, 1.73%, dated 5/31/2018, due 6/7/2018, repurchase price $1,000,336, collateralized by FHLMC, 2.50% - 7.00%, due 1/1/2028 - 2/1/2048, FNMA, 1.13% - 7.00%, due 7/20/2018 - 7/25/2054, GNMA, 2.00% - 6.50%, due 8/20/2030 - 1/15/2058, and U.S. Treasury Securities, 0.00% - 3.13%, due 2/28/2022 - 11/15/2041, with a value of $1,022,808.	1,000,000	1,000,000
BNP Paribas SA, 1.75%, dated 5/31/2018, due 6/7/2018, repurchase price $2,000,681, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 6/7/2018 - 5/15/2048, with a value of $2,043,173.	2,000,000	2,000,000
BNP Paribas SA, 1.75%, dated 5/31/2018, due 6/7/2018, repurchase price $2,000,681, collateralized by FHLMC, 2.47% - 5.50%, due 5/1/2028 - 2/1/2048, FNMA, 1.50% - 7.50%, due 11/1/2018 - 5/1/2048, GNMA, 2.63% - 4.50%, due 10/20/2038 - 4/20/2048, and U.S. Treasury Securities, 0.00% - 3.00%, due 4/15/2019 - 11/15/2044, with a value of $2,043,353.	2,000,000	2,000,000
BNP Paribas SA, 1.80%, dated 5/31/2018, due 6/7/2018, repurchase price $500,175, collateralized by FHLB, 3.63% - 4.00%, due 9/1/2028 - 12/29/2036, FHLMC, 0.00% - 6.50%, due 9/4/2018 - 9/1/2047, FNMA, 1.20% - 6.50%, due 1/1/2019 - 4/1/2048, FNMA, 1.20% - 6.50%, due 1/1/2019 - 4/1/2048, and U.S. Treasury Securities, 0.00% - 7.25%, due 8/15/2022 - 8/15/2036, with a value of $511,504.	500,000	500,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — continued
BNP Paribas SA, 1.80%, dated 5/31/2018, due 6/7/2018, repurchase price $1,000,350, collateralized by FHLMC, 3.00% - 6.50%, due 10/1/2026 - 2/1/2048, FNMA, 1.76% - 7.50%, due 4/1/2024 - 1/1/2048, GNMA, 2.00% - 4.50%, due 10/20/2035 - 4/20/2048, and U.S. Treasury Securities, 0.00% - 6.88%, due 8/16/2018 - 2/15/2044, with a value of $1,022,861.	1,000,000	1,000,000
Credit Agricole Corporate and Investment Bank, 1.71%, dated 5/31/2018, due 6/6/2018, repurchase price $1,000,285, collateralized by U.S. Treasury Securities, 0.88% - 3.13%, due 7/15/2018 - 2/15/2042, with a value of $1,020,000.	1,000,000	1,000,000
Daiwa Capital Markets America. Inc., 1.80%, dated 5/31/2018, due 6/1/2018, repurchase price $2,500,125, collateralized by FFCB, 0.00% - 3.21%, due 3/12/2019 - 1/24/2028, FHLMC, 2.00% - 5.00%, due 8/15/2019 - 4/1/2048, FNMA, 1.40% - 6.00%, due 4/1/2019 - 6/25/2048, FNMA, 1.40% - 6.00%, due 4/1/2019 - 6/25/2048, and U.S. Treasury Securities, 0.00% - 3.75%, due 6/28/2018 - 2/15/2048, with a value of $2,552,661.	2,500,000	2,500,000
Daiwa Capital Markets America. Inc., 1.75%, dated 5/31/2018, due 6/6/2018, repurchase price $1,000,292, collateralized by FHLMC, 2.55% - 5.00%, due 1/1/2029 - 1/1/2048, FNMA, 2.74% - 9.75%, due 8/25/2019 - 5/1/2048, and GNMA, 2.75% - 5.00%, due 8/20/2040 - 5/20/2048, with a value of $1,020,347.	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 1.79%, dated 5/31/2018, due 6/1/2018, repurchase price $749,009, collateralized by U.S. Treasury Securities, 0.00%, due 8/15/2024 - 2/15/2040, with a value of $763,951.	748,972	748,972
Federal Reserve Bank of New York, 1.50%, dated 5/31/2018, due 6/1/2018, repurchase price $7,500,313, collateralized by U.S. Treasury Securities, 1.88% - 6.00%, due 8/31/2020 - 5/15/2047, with a value of $7,500,313.	7,500,000	7,500,000
Federal Reserve Bank of New York, 1.50%, dated 5/31/2018, due 6/1/2018, repurchase price $9,000,375, collateralized by U.S. Treasury Securities, 1.88% - 6.00%, due 8/31/2020 - 5/15/2047, with a value of $9,000,375.	9,000,000	9,000,000
Goldman Sachs & Co LLC, 1.76%, dated 5/31/2018, due 6/7/2018, repurchase price $1,000,342, collateralized by FHLMC, 2.50% - 9.50%, due 7/1/2018 - 1/15/2048, FNMA, 0.00% - 8.00%, due 11/1/2019 - 6/25/2048, and GNMA, 2.50% - 6.50%, due 3/15/2019 - 3/15/2053, with a value of $1,021,112.	1,000,000	1,000,000
HSBC Securities USA, Inc., 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $2,350,016, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 1/31/2019 - 8/15/2045, with a value of $2,388,553.	2,349,900	2,349,900
HSBC Securities USA, Inc., 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $3,250,161, collateralized by U.S. Treasury Securities, 0.00% - 2.75%, due 2/15/2036 - 11/15/2047, with a value of $3,315,001.	3,250,000	3,250,000
HSBC Securities USA, Inc., 1.79%, dated 5/31/2018, due 6/1/2018, repurchase price $800,040, collateralized by FNMA, 2.50% - 6.00%, due 10/1/2022 - 3/1/2056, with a value of $813,601.	800,000	800,000
HSBC Securities USA, Inc., 1.73%, dated 5/31/2018, due 6/6/2018, repurchase price $1,000,288, collateralized by FNMA, 3.00% - 6.50%, due 4/1/2023 - 7/1/2055, with a value of $1,016,894.	1,000,000	1,000,000
ING Financial Markets LLC, 1.80%, dated 5/31/2018, due 6/1/2018, repurchase price $200,010, collateralized by FHLMC, 3.50% - 4.00%, due 6/1/2045 - 10/1/2047, and FNMA, 2.91% - 6.00%, due 3/1/2020 - 4/1/2048, with a value of $204,137.	200,000	200,000
ING Financial Markets LLC, 1.80%, dated 5/31/2018, due 6/1/2018, repurchase price $400,020, collateralized by FHLMC, 2.49% - 5.50%, due 7/1/2025 - 1/1/2048, and FNMA, 2.00% - 6.00%, due 9/1/2018 - 1/1/2048, with a value of $408,029.	400,000	400,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — continued
ING Financial Markets LLC, 1.76%, dated 5/31/2018, due 6/13/2018, repurchase price $400,254, collateralized by FHLMC, 2.50% - 6.00%, due 3/1/2026 - 8/1/2047, and FNMA, 2.40% - 6.00%, due 10/1/2018 - 1/1/2048, with a value of $408,723.	400,000	400,000
ING Financial Markets LLC, 1.76%, dated 5/31/2018, due 6/14/2018, repurchase price $200,137, collateralized by FHLMC, 2.28% - 6.00%, due 4/1/2026 - 4/1/2047, and FNMA, 2.90% - 6.50%, due 2/1/2026 - 12/1/2047, with a value of $204,354.	200,000	200,000
ING Financial Markets LLC, 1.76%, dated 5/31/2018, due 6/14/2018, repurchase price $350,240, collateralized by FHLMC, 2.76% - 4.50%, due 1/1/2033 - 7/1/2047, and FNMA, 2.00% - 6.50%, due 11/1/2022 - 2/1/2048, with a value of $357,756.	350,000	350,000
MUFG Securities Americas, Inc., 1.77%, dated 5/31/2018, due 6/1/2018, repurchase price $500,025, collateralized by U.S. Treasury Securities, 0.00% - 3.88%, due 1/31/2019 - 5/15/2048, with a value of $510,025.	500,000	500,000
Natixis SA, 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $3,500,173, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 9/20/2018 - 2/15/2048, with a value of $3,570,177.	3,500,000	3,500,000
Natwest Markets plc, 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $2,500,124, collateralized by U.S. Treasury Securities, 0.13% - 4.75%, due 1/15/2019 - 2/15/2048, with a value of $2,540,574.	2,500,000	2,500,000
Nomura Securities Co. Ltd., 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $1,100,054, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 8/23/2018 - 5/15/2048, with a value of $1,122,055.	1,100,000	1,100,000
Nomura Securities Co. Ltd., 1.80%, dated 5/31/2018, due 6/1/2018, repurchase price $7,000,350, collateralized by FHLB, 0.00%, due 6/14/2018 - 6/29/2018, FHLMC, 1.94% - 9.00%, due 6/15/2018 - 6/1/2048, FNMA, 1.38% - 9.00%, due 8/1/2018 - 2/1/2057, GNMA, 1.50% - 9.50%, due 2/15/2019 - 5/20/2068, and U.S. Treasury Securities, 0.00% - 6.63%, due 7/31/2018 - 2/15/2048, with a value of $7,140,357.	7,000,000	7,000,000
Norinchukin Bank, 1.83%, dated 5/31/2018, due 6/7/2018, repurchase price $250,089, collateralized by U.S. Treasury Securities, 0.13%, due 4/15/2020, with a value of $254,977.	250,000	250,000
Norinchukin Bank, 1.83%, dated 5/31/2018, due 6/8/2018, repurchase price $200,081, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $203,770.	200,000	200,000
Norinchukin Bank, 1.80%, dated 5/31/2018, due 6/11/2018, repurchase price $250,138, collateralized by U.S. Treasury Securities, 0.13%, due 4/15/2020, with a value of $254,977.	250,000	250,000
Norinchukin Bank, 1.80%, dated 5/31/2018, due 6/13/2018, repurchase price $700,455, collateralized by U.S. Treasury Securities, 3.63%, due 4/15/2028, with a value of $711,446.	700,000	700,000
Norinchukin Bank, 1.81%, dated 5/31/2018, due 6/15/2018, repurchase price $250,189, collateralized by U.S. Treasury Securities, 0.13% - 2.63%, due 4/15/2020 - 11/15/2020, with a value of $254,791.	250,000	250,000
Norinchukin Bank, 1.84%, dated 5/31/2018, due 7/3/2018, repurchase price $500,843, collateralized by U.S. Treasury Securities, 0.38% - 1.13%, due 1/15/2021 - 1/15/2027, with a value of $508,719.	500,000	500,000
Norinchukin Bank, 1.84%, dated 5/31/2018, due 7/5/2018, repurchase price $450,805, collateralized by U.S. Treasury Securities, 1.13%, due 1/15/2021, with a value of $457,099.	450,000	450,000
Norinchukin Bank, 1.84%, dated 5/31/2018, due 7/6/2018, repurchase price $200,368, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $203,770.	200,000	200,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — continued
Norinchukin Bank, 1.91%, dated 5/31/2018, due 7/11/2018, repurchase price $250,544, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $254,715.	250,000	250,000
Norinchukin Bank, 1.94%, dated 5/31/2018, due 7/20/2018, repurchase price $651,751, collateralized by U.S. Treasury Securities, 3.63%, due 4/15/2028, with a value of $660,636.	650,000	650,000
Norinchukin Bank, 1.94%, dated 5/31/2018, due 7/23/2018, repurchase price $300,857, collateralized by U.S. Treasury Securities, 0.13% - 1.13%, due 4/15/2020 - 1/15/2021, with a value of $305,372.	300,000	300,000
RBC Capital Markets LLC, 1.79%, dated 5/31/2018, due 6/1/2018, repurchase price $1,000,050, collateralized by FHLMC, 3.00% - 4.50%, due 5/15/2044 - 5/15/2048, FNMA, 0.00% - 7.00%, due 8/1/2021 - 6/25/2048, GNMA, 2.16% - 6.50%, due 3/20/2028 - 5/20/2048, and U.S. Treasury Securities, 0.00% - 6.13%, due 7/31/2018 - 5/15/2048, with a value of $1,022,292.	1,000,000	1,000,000
RBC Capital Markets LLC, 1.75%, dated 5/31/2018, due 6/7/2018, repurchase price $500,170, collateralized by FHLMC, 2.50% - 6.00%, due 8/1/2018 - 5/1/2048, FNMA, 2.50% - 5.50%, due 12/1/2018 - 5/1/2048, and GNMA, 2.40% - 7.00%, due 5/15/2019 - 8/20/2065, with a value of $510,003.	500,000	500,000
RBC Capital Markets LLC, 1.75%, dated 5/31/2018, due 6/7/2018, repurchase price $500,170, collateralized by FHLMC, 2.96% - 4.50%, due 7/1/2043 - 4/1/2048, and FNMA, 2.22% - 7.00%, due 12/25/2023 - 5/1/2048, with a value of $510,295.	500,000	500,000
Societe Generale SA, 1.70%, dated 5/31/2018, due 6/5/2018, repurchase price $250,059, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 9/27/2018 - 8/15/2043, with a value of $255,000.	250,000	250,000
Sumitomo Mitsui Banking Corp., 1.76%, dated 5/31/2018, due 6/1/2018, repurchase price $5,950,291, collateralized by U.S. Treasury Securities, 1.25% - 2.63%, due 1/31/2021 - 8/15/2026, with a value of $6,146,659.	5,950,000	5,950,000
Sumitomo Mitsui Banking Corp., 1.77%, dated 5/31/2018, due 6/1/2018, repurchase price $1,000,049, collateralized by GNMA, 3.50% - 4.00%, due 6/20/2045 - 4/20/2048, with a value of $1,020,050.	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., 1.77%, dated 5/31/2018, due 6/1/2018, repurchase price $3,000,148, collateralized by GNMA, 3.50% - 4.00%, due 2/20/2046 - 2/20/2048, with a value of $3,060,150.	3,000,000	3,000,000
TD Securities Usa LLC, 1.77%, dated 5/31/2018, due 6/1/2018, repurchase price $400,020, collateralized by U.S. Treasury Securities, 4.25% - 4.38%, due 5/15/2040 - 11/15/2040, with a value of $408,020.	400,000	400,000

TOTAL REPURCHASE AGREEMENTS (COST $84,441,752)		84,441,752

Investments(a)
U.S. GOVERNMENT AGENCY SECURITIES — 33.1%
FFCB
(Federal Reserve Bank Prime Loan Rate US - 2.83%), 1.92%, 6/1/2018(b)	300,000	300,000
(ICE LIBOR USD 3 Month - 0.11%), 1.96%, 6/11/2018(b)	400,000	400,000
(ICE LIBOR USD 1 Month + 0.09%), 2.04%, 6/19/2018(b)	375,000	375,000
(ICE LIBOR USD 1 Month - 0.11%), 1.85%, 6/23/2018(b)	300,000	300,000
(ICE LIBOR USD 1 Month + 0.02%), 1.98%, 6/27/2018(b)	400,000	400,000
(ICE LIBOR USD 1 Month + 0.06%), 2.03%, 6/29/2018(b)	350,000	350,000
FHLB
(ICE LIBOR USD 1 Month - 0.12%), 1.79%, 6/1/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.12%), 1.79%, 6/1/2018(b)	1,150,000	1,150,000
(ICE LIBOR USD 1 Month - 0.12%), 1.79%, 6/1/2018(b)	225,000	225,000
(ICE LIBOR USD 1 Month - 0.09%), 1.82%, 6/1/2018(b)	350,000	350,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. GOVERNMENT AGENCY SECURITIES — continued
(ICE LIBOR USD 1 Month - 0.10%), 1.81%, 6/2/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.08%), 1.84%, 6/4/2018(b)	350,000	350,000
(3 Month Treasury Bill Rate + 0.07%), 2.00%, 6/4/2018(b)	1,855,000	1,855,000
(ICE LIBOR USD 1 Month - 0.09%), 1.83%, 6/6/2018(b)	835,000	835,000
(ICE LIBOR USD 3 Month - 0.04%), 2.00%, 6/7/2018(b)	150,000	150,000
(ICE LIBOR USD 3 Month - 0.04%), 2.00%, 6/7/2018(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.12%), 1.81%, 6/9/2018(b)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.11%), 1.82%, 6/9/2018(b)	1,445,000	1,445,000
(ICE LIBOR USD 1 Month - 0.10%), 1.83%, 6/9/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.11%), 1.82%, 6/10/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.11%), 1.82%, 6/11/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.11%), 1.82%, 6/11/2018(b)	395,000	395,000
(ICE LIBOR USD 1 Month - 0.09%), 1.84%, 6/11/2018(b)	425,000	425,000
(ICE LIBOR USD 1 Month - 0.09%), 1.83%, 6/12/2018(b)	380,000	380,000
(ICE LIBOR USD 1 Month - 0.11%), 1.81%, 6/13/2018(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.08%), 1.84%, 6/13/2018(b)	1,975,000	1,975,000
(ICE LIBOR USD 1 Month - 0.12%), 0.00%6/14/2018(b)(c)	750,000	750,000
(ICE LIBOR USD 1 Month - 0.11%), 1.81%, 6/14/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.09%), 1.83%, 6/14/2018(b)	225,000	225,000
(ICE LIBOR USD 1 Month - 0.09%), 1.83%, 6/14/2018(b)	204,000	204,025
(ICE LIBOR USD 1 Month - 0.13%), 1.79%, 6/15/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.11%), 1.81%, 6/15/2018(b)	750,000	750,000
(ICE LIBOR USD 1 Month - 0.08%), 1.85%, 6/16/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.08%), 1.85%, 6/16/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.13%), 1.81%, 6/18/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.13%), 1.81%, 6/18/2018(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.12%), 1.83%, 6/19/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.11%), 1.84%, 6/19/2018(b)	450,000	450,000
(ICE LIBOR USD 1 Month - 0.13%), 1.82%, 6/20/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.13%), 1.82%, 6/20/2018(b)	2,370,000	2,370,000
Series 1, (ICE LIBOR USD 1 Month - 0.13%), 1.82%, 6/21/2018(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.12%), 1.83%, 6/21/2018(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.12%), 1.83%, 6/21/2018(b)	1,000,000	1,000,000
Series 2, (ICE LIBOR USD 1 Month - 0.12%), 1.83%, 6/21/2018(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.12%), 1.84%, 6/22/2018(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.11%), 1.84%, 6/22/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.11%), 1.84%, 6/22/2018(b)	2,000,000	2,000,000
(ICE LIBOR USD 1 Month - 0.12%), 1.85%, 6/23/2018(b)	200,000	200,000
(ICE LIBOR USD 1 Month - 0.12%), 1.85%, 6/23/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.12%), 1.85%, 6/24/2018(b)	1,875,000	1,875,000
(ICE LIBOR USD 1 Month - 0.12%), 1.85%, 6/24/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.11%), 1.86%, 6/24/2018(b)	1,470,000	1,470,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. GOVERNMENT AGENCY SECURITIES — continued
(ICE LIBOR USD 1 Month - 0.13%), 1.83%, 6/25/2018(b)	428,000	428,000
(ICE LIBOR USD 1 Month - 0.12%), 1.85%, 6/25/2018(b)	1,000,000	1,000,000
(ICE LIBOR USD 1 Month - 0.11%), 1.85%, 6/25/2018(b)	750,000	750,000
(ICE LIBOR USD 1 Month - 0.11%), 1.85%, 6/25/2018(b)	730,000	730,000
(ICE LIBOR USD 1 Month - 0.09%), 1.87%, 6/25/2018(b)	250,000	249,999
(ICE LIBOR USD 1 Month - 0.12%), 1.85%, 6/26/2018(b)	150,000	150,000
(ICE LIBOR USD 1 Month - 0.11%), 1.86%, 6/26/2018(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.11%), 1.86%, 6/26/2018(b)	480,000	480,000
(ICE LIBOR USD 1 Month - 0.09%), 1.88%, 6/26/2018(b)	250,000	250,049
(ICE LIBOR USD 1 Month - 0.09%), 1.88%, 6/26/2018(b)	975,000	975,000
(ICE LIBOR USD 3 Month - 0.24%), 2.05%, 6/26/2018(b)	1,350,000	1,350,000
(ICE LIBOR USD 1 Month - 0.12%), 1.85%, 6/27/2018(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.10%), 1.87%, 6/27/2018(b)	350,000	349,980
(ICE LIBOR USD 1 Month - 0.12%), 1.85%, 6/28/2018(b)	1,285,000	1,285,000
(ICE LIBOR USD 1 Month - 0.10%), 1.87%, 6/28/2018(b)	350,000	350,000
(ICE LIBOR USD 3 Month - 0.32%), 2.02%, 6/28/2018(b)	500,000	500,000
(ICE LIBOR USD 1 Month - 0.11%), 1.87%, 6/30/2018(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.13%), 1.00%, 7/1/2018(b)	250,000	250,000
(ICE LIBOR USD 1 Month - 0.12%), 1.85%, 7/1/2018(b)	425,000	425,000
(ICE LIBOR USD 3 Month - 0.15%), 2.16%, 7/3/2018(b)	200,000	199,946
(ICE LIBOR USD 1 Month - 0.12%), 1.85%, 7/4/2018(b)	500,000	500,000
(ICE LIBOR USD 3 Month - 0.34%), 2.01%, 7/16/2018(b)	100,000	100,000
(ICE LIBOR USD 3 Month - 0.19%), 2.16%, 7/17/2018(b)	400,000	400,000
(ICE LIBOR USD 3 Month - 0.19%), 2.17%, 7/18/2018(b)	200,000	200,000
(ICE LIBOR USD 3 Month - 0.16%), 2.21%, 7/22/2018(b)	500,000	500,000
DN, 1.88%, 7/24/2018(c)	7,000	6,981
(ICE LIBOR USD 3 Month - 0.32%), 2.05%, 8/9/2018(b)	2,000,000	2,000,000
DN, 1.91%, 8/15/2018(c)	100,000	99,604
(ICE LIBOR USD 3 Month - 0.30%), 2.03%, 8/22/2018(b)	200,000	200,000
(ICE LIBOR USD 3 Month - 0.30%), 2.03%, 8/23/2018(b)	250,000	250,000
DN, 1.89%, 8/24/2018(c)	250,000	248,903
(ICE LIBOR USD 3 Month - 0.30%), 2.03%, 8/25/2018(b)	250,000	250,000
(ICE LIBOR USD 3 Month - 0.30%), 2.03%, 8/25/2018(b)	750,000	750,000
(ICE LIBOR USD 3 Month - 0.30%), 2.03%, 8/25/2018(b)	150,000	150,000
DN, 1.93%, 8/28/2018(c)	250,000	248,827
DN, 1.93%, 8/30/2018(c)	250,000	248,800
DN, 1.93%, 8/31/2018(c)	250,000	248,787
(ICE LIBOR USD 3 Month - 0.30%), 2.03%, 9/1/2018(b)	500,000	500,000
DN, 1.91%, 9/7/2018(c)	285,000	283,526
DN, 1.92%, 9/24/2018(c)	100,000	99,391
FHLMC
(ICE LIBOR USD 3 Month - 0.25%), 2.11%, 7/24/2018(b)	465,000	465,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $51,926,818)		51,926,818

Investments(a)
U.S. TREASURY OBLIGATIONS - 6.5%
U.S. Treasury Notes
0.88%, 7/15/2018	500,000	499,602
0.75%, 7/31/2018	500,000	499,365
1.38%, 7/31/2018	1,000,000	999,768
1.00%, 8/15/2018	500,000	499,422
0.75%, 8/31/2018	765,275	763,122
1.50%, 8/31/2018	2,039,000	2,037,055
1.00%, 9/15/2018	1,985,000	1,980,737
0.75%, 9/30/2018	805,000	802,944
1.38%, 9/30/2018	2,227,000	2,225,473

TOTAL U.S. TREASURY OBLIGATIONS (COST $10,307,488)		10,307,488

SHORT-TERM INVESTMENTS — 4.8%
U.S. TREASURY OBLIGATIONS — 4.8%

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Bills
1.52%, 6/21/2018(c)	1,000,000	999,159
1.85%, 8/16/2018(c)	1,500,000	1,494,186
1.83%, 8/23/2018(c)	1,500,000	1,493,744
1.85%, 9/6/2018(c)	2,775,000	2,761,312
1.89%, 9/13/2018(c)	100,000	99,457
1.91%, 9/20/2018(c)	750,000	745,618

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,593,476)		7,593,476

TIME DEPOSITS — 0.0%(d)
Interfund Lending 2.50%, 6/1/2018 (Cost $6,018)	6,018	6,018

TOTAL SHORT-TERM INVESTMENTS (COST $7,599,494)		7,599,494

Total Investments — 98.2% (Cost $154,275,552)*		154,275,552
Other Assets in Excess of Liabilities — 1.8%		2,763,396

Net Assets — 100.0%		157,038,948

Percentages indicated are based on net assets.

Abbreviations

DN		Discount Notes
FFCB		Federal Farm Credit Bank
FHLB		Federal Home Loan Bank
FHLMC		Federal Home Loan Mortgage Corp.
FNMA		Federal National Mortgage Association
GNMA		Government National Mortgage Association
ICE		Intercontinental Exchange
LIBOR		London Interbank Offered Rate
USD		United States Dollar
(a)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	The rate shown is the effective yield as of May 31, 2018.
(d)	—	Amount rounds to less than 0.05% of net assets.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Additional Investment Information:

[1]	Agency Joint Trading Account I — At May 31, 2018, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of June 01, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$10,385,602	$10,386,119	$10,594,475

Repurchase Agreements — At May 31, 2018, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
BNP Paribas	1.80%	$1,048,088
MUFG Securities Americas, Inc.	1.79%	1,619,773
Societe Generale SA	1.80%	666,965
TD Securities USA LLC	1.79%	1,905,615
Wells Fargo Securities LLC	1.79%	5,145,161

Total		$10,385,602

At May 31, 2018, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	0.00% - 3.54%	9/25/2019 - 1/25/2038
FHLB	0.00% - 3.63%	6/6/2018 - 3/12/2038
FHLMC	0.00% - 9.50%	7/1/2018 - 5/1/2048
FNMA	1.20% - 7.00%	2/19/2019 - 8/1/2056
GNMA	2.00% - 7.00%	6/15/2018 - 12/20/2067
Tennessee Valley Authority	0.00% - 2.25%	3/15/2020 - 11/1/2020
U.S. Treasury Securities	0.00% - 8.13%	6/7/2018 - 5/15/2046

[2]	Agency Joint Trading Account II — At May 31, 2018, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of June 01, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$1,457,278	$1,457,351	$1,486,424

Repurchase Agreements — At May 31, 2018, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Citibank NA	1.80%	$199,627
Citigroup Global Markets, Inc.	1.80%	199,627
Merrill Lynch PFS, Inc.	1.79%	1,058,024

Total		$1,457,278

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

At May 31, 2018, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FHLMC	2.50% - 5.00%	3/1/2026 - 2/1/2048
FNMA	2.23% - 4.50%	7/1/2024 - 2/1/2057
GNMA	3.00% - 7.00%	2/15/2026 - 6/15/2060
U.S. Treasury Securities	0.00% - 2.88%	10/15/2018 - 11/15/2046

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$154,275,552	$—	$154,275,552

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — 65.3%
BNP Paribas SA, 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $2,100,104, collateralized by U.S. Treasury Securities, 0.00% - 9.00%, due 7/5/2018 - 2/15/2048, with a value of $2,142,106.	2,100,000	2,100,000
BNP Paribas SA, 1.75%, dated 5/31/2018, due 6/7/2018, repurchase price $500,170, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 6/28/2018 - 8/15/2047, with a value of $511,512.	500,000	500,000
BNP Paribas SA, 1.77%, dated 5/31/2018, due 6/7/2018, repurchase price $500,172, collateralized by U.S. Treasury Securities, 0.00% - 3.88%, due 6/30/2018 - 8/15/2047, with a value of $510,777.	500,000	500,000
BNP Paribas SA, 1.80%, dated 5/31/2018, due 6/7/2018, repurchase price $500,175, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 6/15/2018 - 8/15/2046, with a value of $510,740.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 1.71%, dated 5/31/2018, due 6/6/2018, repurchase price $250,071, collateralized by U.S. Treasury Securities, 2.25% - 2.75%, due 2/15/2027 - 11/15/2047, with a value of $255,000.	250,000	250,000
Credit Agricole Corporate and Investment Bank, 1.77%, dated 5/31/2018, due 6/1/2018, repurchase price $1,229,060, collateralized by U.S. Treasury Securities, 0.13% - 3.63%, due 2/15/2021 - 2/15/2027, with a value of $1,253,580.	1,229,000	1,229,000
Deutsche Bank Securities, Inc., 1.79%, dated 5/31/2018, due 6/1/2018, repurchase price $1,000,050, collateralized by U.S. Treasury Securities, 0.00%, due 8/15/2018 - 5/15/2048, with a value of $1,020,000.	1,000,000	1,000,000
HSBC Securities USA, Inc., 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $100, collateralized by U.S. Treasury Securities, 0.00%, due 11/29/2018, with a value of $104.	100	100
HSBC Securities USA, Inc., 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $750,037, collateralized by U.S. Treasury Securities, 2.25% - 4.50%, due 11/15/2025 - 2/15/2036, with a value of $760,142.	750,000	750,000
J.P. Morgan Securities LLC, 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $250,012, collateralized by U.S. Treasury Securities, 0.38% - 7.25%, due 6/30/2020 - 1/15/2027, with a value of $761,001.	250,000	250,000
Mizuho Securities USA LLC, 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $100,005, collateralized by U.S. Treasury Securities, 0.00% - 3.00%, due 6/28/2018 - 5/15/2047, with a value of $102,000.	100,000	100,000
Mizuho Securities USA LLC, 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $500,025, collateralized by U.S. Treasury Securities, 1.50% - 2.75%, due 12/31/2018 - 2/15/2024, with a value of $500,000.	500,000	500,000
MUFG Securities Americas, Inc., 1.77%, dated 5/31/2018, due 6/1/2018, repurchase price $500,025, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 7/26/2018 - 11/15/2047, with a value of $510,026.	500,000	500,000
Natixis SA, 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $2,500,124, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 7/15/2018 - 5/15/2048, with a value of $2,550,126.	2,500,000	2,500,000
Natwest Markets plc, 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $550,027, collateralized by U.S. Treasury Securities, 0.13% - 1.38%, due 7/15/2018 - 1/15/2027, with a value of $559,744.	550,000	550,000
Norinchukin Bank, 1.80%, dated 5/31/2018, due 6/11/2018, repurchase price $250,138, collateralized by U.S. Treasury Securities, 0.13%, due 4/15/2020, with a value of $254,977.	250,000	250,000
Norinchukin Bank, 1.84%, dated 5/31/2018, due 7/5/2018, repurchase price $150,268, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $152,830.	150,000	150,000

JP Morgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — continued
Norinchukin Bank, 1.95%, dated 5/31/2018, due 7/19/2018, repurchase price $100,265, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $101,885.	100,000	100,000
Norinchukin Bank, 1.94%, dated 5/31/2018, due 7/20/2018, repurchase price $100,269, collateralized by U.S. Treasury Securities, 2.63%, due 11/15/2020, with a value of $101,885.	100,000	100,000
Societe Generale SA, 1.70%, dated 5/31/2018, due 6/5/2018, repurchase price $750,177, collateralized by U.S. Treasury Securities, 0.00% - 8.00%, due 6/28/2018 - 8/15/2043, with a value of $765,000.	750,000	750,000
Societe Generale SA, 1.75%, dated 5/31/2018, due 6/14/2018, repurchase price $250,170, collateralized by U.S. Treasury Securities, 0.00% - 8.13%, due 8/15/2018 - 11/15/2046, with a value of $255,000.	250,000	250,000
Sumitomo Mitsui Banking Corp., 1.76%, dated 5/31/2018, due 6/1/2018, repurchase price $2,050,100, collateralized by U.S. Treasury Securities, 1.25% - 2.00%, due 8/31/2020 - 7/31/2023, with a value of $2,095,477.	2,050,000	2,050,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.78%, dated 5/31/2018, due 6/1/18, repurchase price $2,154,497. [3]	2,154,390	2,154,390
Treasury Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 1.78%, dated 5/31/2018, due 6/1/18, repurchase price $350,017. [4]	350,000	350,000
UBS Securities LLC, 1.78%, dated 5/31/2018, due 6/1/2018, repurchase price $500,025, collateralized by U.S. Treasury Securities, 0.00% - 9.00%, due 6/30/2018 - 5/15/2048, with a value of $510,000.	500,000	500,000

TOTAL REPURCHASE AGREEMENTS (COST $17,883,490)		17,883,490

U.S. TREASURY OBLIGATIONS — 21.6%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.00%), 1.90%, 6/1/2018(b)	850,000	849,804
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.95%, 6/1/2018(b)	850,000	850,104
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 1.96%, 6/1/2018(b)	300,000	300,000
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 1.97%, 6/1/2018(b)	700,000	700,046
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.04%, 6/1/2018(b)	500,000	500,177
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 2.07%, 6/1/2018(b)	939,000	939,289
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 2.08%, 6/1/2018(b)	600,000	600,055
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 1.94%, 7/31/2018(b)	350,000	349,996
U.S. Treasury Notes
0.88%, 7/15/2018	100,000	99,921
1.38%, 7/31/2018	139,000	138,968
2.25%, 7/31/2018	64,000	64,077
0.75%, 8/31/2018	170,000	169,507
1.38%, 9/30/2018	350,000	349,444

TOTAL U.S. TREASURY OBLIGATIONS (COST $5,911,388)		5,911,388

SHORT-TERM INVESTMENTS — 11.7%
U.S. TREASURY OBLIGATIONS — 11.7%
U.S. Treasury Bills
1.77%, 6/21/2018(c)	750,000	749,264
1.84%, 8/16/2018(c)	480,000	478,151
1.89%, 9/13/2018(c)	1,250,000	1,243,230
1.90%, 9/20/2018(c)	500,000	497,102
1.93%, 10/4/2018(c)	250,000	248,341

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,216,088)		3,216,088

TOTAL SHORT-TERM INVESTMENTS (COST $3,216,088)		3,216,088

JP Morgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Value ($000)
Total Investments — 98.6% (Cost $27,010,966)*	27,010,966
Other Assets in Excess of Liabilities — 1.4%	394,511

Net Assets — 100.0%	27,405,477

Percentages indicated are based on net assets.

(a)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	The rate shown is the effective yield as of May 31, 2018.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[3]	Treasury Joint Trading Account I — At May 31, 2018, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of June 01, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$2,154,390	$2,154,497	$2,197,580

Repurchase Agreements — At May 31, 2018, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Citibank NA	1.78%	$126,728
Wells Fargo Securities LLC	1.78%	2,027,662

Total		$2,154,390

At May 31, 2018, the Treasury Joint Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 9.00%	6/14/2018 - 2/15/2048

[4]	Treasury Joint Trading Account II — At May 31, 2018, certain Funds had undivided interests in the Treasury Joint Trading Account II with a maturity date of June 01, 2018, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$350,000	$350,017	$357,010

Repurchase Agreements — At May 31, 2018, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
BNP Paribas SA	1.78%	$194,444
Merrill Lynch PFS, Inc.	1.78%	155,556

Total		$350,000

JP Morgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

At May 31, 2018, the Treasury Joint Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% - 8.75%	6/7/2018 - 8/15/2047

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$27,010,966	$—	$27,010,966

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 25, 2018